                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment ______                                               [ ]

Post-Effective Amendment No. 3 (File No. 333-146374)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4 (File No. 811-22127)                                         [X]

RIVERSOURCE VARIABLE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN  55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE


VARIABLE PORTFOLIO FUNDS

PROSPECTUS MAY 1, 2008


RiverSource Partners Variable Portfolio - Fundamental Value Fund


  (formerly RiverSource Variable Portfolio - Fundamental Value Fund)


RiverSource Partners Variable Portfolio - Select Value Fund


  (formerly RiverSource Variable Portfolio - Select Value Fund)


RiverSource Partners Variable Portfolio - Small Cap Value Fund


  (formerly RiverSource Variable Portfolio - Small Cap Value Fund)



RiverSource Variable Portfolio - Balanced Fund


RiverSource Variable Portfolio - Cash Management Fund


RiverSource Variable Portfolio - Diversified Bond Fund


RiverSource Variable Portfolio - Diversified Equity Income Fund


RiverSource Variable Portfolio - Global Bond Fund


RiverSource Variable Portfolio - Global Inflation Protected Securities Fund


RiverSource Variable Portfolio - Growth Fund


RiverSource Variable Portfolio - High Yield Bond Fund


RiverSource Variable Portfolio - Income Opportunities Fund


RiverSource Variable Portfolio - Large Cap Equity Fund


RiverSource Variable Portfolio - Large Cap Value Fund


RiverSource Variable Portfolio - Mid Cap Growth Fund


RiverSource Variable Portfolio - Mid Cap Value Fund


RiverSource Variable Portfolio - S&P 500 Index Fund


RiverSource Variable Portfolio - Short Duration U.S. Government Fund


RiverSource Variable Portfolio - Small Cap Advantage Fund


Threadneedle Variable Portfolio - Emerging Markets Fund


  (formerly RiverSource Variable Portfolio - Emerging Markets Fund)


Threadneedle Variable Portfolio - International Opportunity Fund


  (formerly RiverSource Variable Portfolio - International Opportunity Fund)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS....................   4P
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- FUNDAMENTAL VALUE
  FUND......................................................   4P
Objective...................................................   4p
Principal Investment Strategies.............................   4p
Principal Risks.............................................   5p
Past Performance............................................   6p
Management..................................................   6p
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SELECT VALUE
  FUND......................................................   8P
Objective...................................................   8p
Principal Investment Strategies.............................   8p
Principal Risks.............................................   8p
Past Performance............................................  10p
Management..................................................  10p
RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -- SMALL CAP VALUE
  FUND......................................................  12P
Objective...................................................  12p
Principal Investment Strategies.............................  12p
Principal Risks.............................................  13p
Past Performance............................................  15p
Management..................................................  15p
RIVERSOURCE VARIABLE PORTFOLIO -- BALANCED FUND.............  19P
Objective...................................................  19p
Principal Investment Strategies.............................  19p
Principal Risks.............................................  20p
Past Performance............................................  22p
Management..................................................  22p
RIVERSOURCE VARIABLE PORTFOLIO -- CASH MANAGEMENT FUND......  24P
Objective...................................................  24p
Principal Investment Strategies.............................  24p
Principal Risks.............................................  24p
Past Performance............................................  25p
RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED BOND FUND.....  26P
Objective...................................................  26p
Principal Investment Strategies.............................  26p
Principal Risks.............................................  26p
Past Performance............................................  28p
Management..................................................  28p
RIVERSOURCE VARIABLE PORTFOLIO --
  DIVERSIFIED EQUITY INCOME FUND............................  30P
Objective...................................................  30p
Principal Investment Strategies.............................  30p
Principal Risks.............................................  30p
Past Performance............................................  32p
Management..................................................  32p
RIVERSOURCE VARIABLE PORTFOLIO -- GLOBAL BOND FUND..........  34P
Objective...................................................  34p
Principal Investment Strategies.............................  34p
Principal Risks.............................................  34p
Past Performance............................................  36p
Management..................................................  36p
RIVERSOURCE VARIABLE PORTFOLIO --
  GLOBAL INFLATION PROTECTED SECURITIES FUND................  37P
Objective...................................................  37p
Principal Investment Strategies.............................  37p
Principal Risks.............................................  37p
Past Performance............................................  39p
Management..................................................  39p
RIVERSOURCE VARIABLE PORTFOLIO -- GROWTH FUND...............  41P
Objective...................................................  41p
Principal Investment Strategies.............................  41p
Principal Risks.............................................  41p
Past Performance............................................  43p
Management..................................................  43p
RIVERSOURCE VARIABLE PORTFOLIO -- HIGH YIELD BOND FUND......  44P
Objective...................................................  44p
Principal Investment Strategies.............................  44p
Principal Risks.............................................  45p
Past Performance............................................  47p
Management..................................................  47p
RIVERSOURCE VARIABLE PORTFOLIO -- INCOME OPPORTUNITIES FUND   49P
Objective...................................................  49p
Principal Investment Strategies.............................  49p
Principal Risks.............................................  49p
Past Performance............................................  52p
Management..................................................  52p
RIVERSOURCE VARIABLE PORTFOLIO -- LARGE CAP EQUITY FUND.....  54P
Objective...................................................  54p
Principal Investment Strategies.............................  54p
Principal Risks.............................................  54p
Past Performance............................................  56p
Management..................................................  57p
RIVERSOURCE VARIABLE PORTFOLIO -- LARGE CAP VALUE FUND......  58P
Objective...................................................  58p
Principal Investment Strategies.............................  58p
Principal Risks.............................................  58p
Past Performance............................................  60p
Management..................................................  60p
RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP GROWTH FUND.......  61P
Objective...................................................  61p
Principal Investment Strategies.............................  61p
Principal Risks.............................................  61p
Past Performance............................................  62p
Management..................................................  63p
RIVERSOURCE VARIABLE PORTFOLIO -- MID CAP VALUE FUND........  64P
Objective...................................................  64p
Principal Investment Strategies.............................  64p
Principal Risks.............................................  64p
Past Performance............................................  66p
Management..................................................  67p
RIVERSOURCE VARIABLE PORTFOLIO -- S&P 500 INDEX FUND........  68P
Objective...................................................  68p
Principal Investment Strategies.............................  68p
Principal Risks.............................................  68p
Past Performance............................................  69p
Management..................................................  69p


  2p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO --
  SHORT DURATION U.S. GOVERNMENT FUND.......................  70P
Objective...................................................  70p
Principal Investment Strategies.............................  70p
Principal Risks.............................................  70p
Past Performance............................................  72p
Management..................................................  73p
RIVERSOURCE VARIABLE PORTFOLIO -- SMALL CAP ADVANTAGE
  FUND......................................................  74P
Objective...................................................  74p
Principal Investment Strategies.............................  74p
Principal Risks.............................................  74p
Past Performance............................................  75p
Management..................................................  75p
THREADNEEDLE VARIABLE PORTFOLIO -- EMERGING MARKETS FUND....  77P
Objective...................................................  77p
Principal Investment Strategies.............................  77p
Principal Risks.............................................  77p
Past Performance............................................  80p
Management..................................................  80p
THREADNEEDLE VARIABLE PORTFOLIO --
  INTERNATIONAL OPPORTUNITY FUND............................  82P
Objective...................................................  82p
Principal Investment Strategies.............................  82p
Principal Risks.............................................  82p
Past Performance............................................  84p
Management..................................................  84p
FEES AND EXPENSES...........................................  86P
OTHER INVESTMENT STRATEGIES AND RISKS.......................  88P
FUND MANAGEMENT AND COMPENSATION............................  89P
BUYING AND SELLING SHARES...................................  92P
Valuing Fund Shares.........................................  92p
Purchasing Shares...........................................  92p
Transferring/Selling Shares.................................  92p
Market Timing...............................................  92p
DISTRIBUTIONS AND TAXES.....................................  93P
FINANCIAL HIGHLIGHTS........................................  94P



RIVERSOURCE COMPLEX OF FUNDS



THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE VARIABLE PORTFOLIO," "RIVERSOURCE PARTNERS VARIABLE PORTFOLIO," "DISCIPLINED ASSET ALLOCATION" AND "THREADNEEDLE VARIABLE PORTFOLIO" (THE "FUNDS" OR THE "RIVERSOURCE VARIABLE PORTFOLIO FUNDS"). THESE FUNDS HAVE THE SAME BOARD OF TRUSTEES, AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH BELOW UNDER "FUND MANAGEMENT AND COMPENSATION," "BUYING AND SELLING SHARES," AND "DISTRIBUTIONS AND TAXES." RIVERSOURCE VARIABLE PORTFOLIO FUNDS ARE SOLD EXCLUSIVELY AS UNDERLYING INVESTMENT OPTIONS OF VARIABLE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS OFFERED BY AFFILIATED INSURANCE COMPANIES. THE RIVERSOURCE COMPLEX OF FUNDS ALSO INCLUDE MUTUAL FUNDS AVAILABLE FOR DIRECT INVESTMENT. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION (SAI) FOR A COMPLETE LIST OF MUTUAL FUNDS INCLUDED IN THE RIVERSOURCE COMPLEX OF FUNDS.


                        RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    3p

THE RIVERSOURCE VARIABLE PORTFOLIO FUNDS


References to "Fund" throughout this prospectus refer to RiverSource Partners Variable Portfolio - Fundamental Value Fund, RiverSource Partners Variable Portfolio - Select Value Fund, RiverSource Partners Variable Portfolio - Small Cap Value Fund, RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Cash Management Fund, RiverSource Variable
Portfolio - Diversified Bond Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Variable Portfolio - Global Bond Fund, RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable
Portfolio - High Yield Bond Fund, RiverSource Variable Portfolio - Income Opportunities Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Variable Portfolio - Short Duration U.S. Government Fund, RiverSource Variable
Portfolio - Small Cap Advantage Fund, Threadneedle Variable Portfolio - Emerging Markets Fund and Threadneedle Variable Portfolio - International Opportunity Fund, singularly or collectively as the context requires.


A Fund may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of each Fund may differ significantly from any publicly-traded retail mutual fund.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF A FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign investments.

RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis) (the Subadviser), which provides day-to-day management of the Fund.

Davis conducts extensive research to try to identify businesses that possess characteristics that may foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis seeks to purchase stocks when the market price is less than Davis' estimate of intrinsic value. Intrinsic value depends upon Davis' estimate of the company's ability to generate increasing levels of free cash flow. In evaluating whether to sell a security, Davis considers, among other factors, whether the stock's market price exceeds Davis' estimate of intrinsic value, or if Davis believes the ratio of the risks and rewards of continuing to own the company is no longer attractive.


Over the years, Davis has developed a list of characteristics that the portfolio managers believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics:



- Proven track record



- Significant personal ownership in business



- Smart application of technology to improve business and lower costs



- Strong balance sheet



- Low cost structure



- High returns on capital



- Non-obsolescent products/services



- Dominant or growing market share



- Global presence and brand names


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

  4p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (4) the risk that the financial services sector has become increasingly competitive.

                        RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    5p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS VP - FUNDAMENTAL VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                                 +3.84%
                                                                                                                  2007

During the periods shown in the bar chart, the highest return for a calendar quarter was +6.44% (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -1.78% (quarter ended Dec. 31, 2007).


The Fund's year-to-date return as of March 31, 2008 was -8.33%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)


                                                                                  1 YEAR    SINCE INCEPTION
 RiverSource Partners VP - Fundamental Value Fund                                  +3.84%        +7.85%(a)
 S&P 500 Index (reflects no deduction for fees, expenses or taxes)                 +5.49%        +9.13%(b)
 Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)   -0.17%        +7.23%(b)
 Lipper Large-Cap Core Funds Index                                                 +6.63%        +8.66%(b)


(a) Inception date is May 1, 2006.

(b) Measurement period started May 1, 2006.


The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


On Jan. 1, 2008, the Russell 1000 Value Index was eliminated as the secondary benchmark for the Fund. Information on the S&P 500 Index and Russell 1000 Value Index will be included for a one year transition period. In the future, however, only the S&P 500 Index, which will continue to be the Fund's primary benchmark, will be included.


MANAGEMENT
RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

  6p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

DAVIS

Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the Fund are:


- Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

- Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Fundamental Value Fund, a series of RiverSource Variable
Portfolio - Managers Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                        RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    7p

RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets are primarily invested in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes, the Fund considers mid-cap companies to be either those with a market capitalization of up to $15 billion or those whose market capitalization falls within the range of the Russell Midcap(R) Value Index (the "Index"). At March 31, 2008, the range of the Index was between $156 million and $45.74 billion. The market capitalization range and the composition of the Russell Midcap Value Index are subject to change.


RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's two subadvisers, Systematic Financial Management, L.P. (Systematic) and WEDGE Capital Management L.L.P. (WEDGE) (the Subadvisers), which provide day-to-day management for the Fund.

SYSTEMATIC

Systematic's investment strategy originates with a quantitative screening of all companies (U.S. Equity, ADRs and foreign securities traded on U.S. markets) with market capitalization between $1 billion and $20 billion. The companies are ranked by attractive valuation and a positive earnings catalyst. A positive earnings catalyst occurs when a company exceeds flat to rising earnings estimates due to improving fundamentals, which may be and often is indicative of future stock price appreciation. The screening process generates a research focus list of approximately 150 companies meriting rigorous fundamental analysis to confirm each stock's value and catalysts for appreciation. The fundamental analysis involves analyzing a company's income statement, financial statements and health, its management and competitive advantages, current valuation, and its competitors and markets.


Systematic expects that it will sell a stock when price appreciation causes the company valuation to meet or exceed the target valuation that is estimated internally, if other investment opportunities present more attractive prospects from a valuation and expected return basis, if analysis leads to an anticipated downward estimate revision, or in the less likely event of a reported negative earnings surprise.

WEDGE

WEDGE employs comprehensive, qualitative and quantitative analysis, seeking stocks selling below a reasonable valuation level, relative to their future earnings potential. These companies must also meet their valuation and financial quality parameters. WEDGE uses two proprietary, fundamentally-based screening models, using publicly available data on all eligible companies (market capitalizations between $1 billion and $15 billion). The fundamental value model identifies stocks with strong profit potential, based on projected earnings growth, earnings quality, dividend yields and forward price/earnings ratios. To preclude investing in financially unsound companies, WEDGE then employs their financial quality model, which focuses on multiple earnings growth, profitability, leverage, and liquidity factors. Stocks are then ranked by both models for relative attractiveness. Analysts then identify those stocks with the greatest perceived profit potential. Areas of emphasis include independent earnings forecasts and financial statement analysis, an evaluation of free cash flow generation and return on invested capital, absolute and relative valuations, industry analysis and competitive positioning, management capabilities and incentives. Companies must be approved for purchase by the firm's Investment Policy Committee.


In order to capture profits, limit losses and ensure style consistency, WEDGE generally will sell a stock when fair valuation is reached, the original investment thesis for a stock materially deteriorates, an upgrade opportunity develops or the stock's fundamental value model ranking falls to a predetermined level.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

  8p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

                        RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    9p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS VP - SELECT VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                           +0.50%     +15.82%    +6.03%
                                                                                            2005       2006       2007

During the periods shown in the bar chart, the highest return for a calendar quarter was +7.23% (quarter ended March 31, 2006) and the lowest return for a calendar quarter was -4.61% (quarter ended Dec. 31, 2007).


The Fund's year-to-date return as of March 31, 2008 was -9.94%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)


                                                                                  1 YEAR    SINCE INCEPTION
 RiverSource Partners VP - Select Value Fund                                       +6.03%        +8.99%(a)
 Russell Midcap(R) Value Index (reflects no deduction for fees, expenses or
 taxes)                                                                            -1.42%       +12.91%(b)
 Russell 3000(R) Value Index (reflects no deduction for fees, expenses or taxes)   -1.01%       +10.63%(b)
 Lipper Mid-Cap Value Funds Index                                                  +3.62%       +11.18%(b)


(a) Inception date is Feb. 4, 2004.
(b) Measurement period started Feb. 1, 2004.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks in the index are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


The Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Russell 3000 Value Index to the Russell Midcap Value Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. On Jan. 1, 2008, the Russell 3000 Value Index was replaced with the Russell Midcap Value Index, which will be used as the Fund's primary benchmark going forward. Information on both indexes will be included for a one year transition period. In the future, however, only the Russell Midcap Value Index will be included.


MANAGEMENT
RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board. The Subadvisers manage the Fund's assets based upon their experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

  10p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SYSTEMATIC

Systematic, which has served as Subadviser to the Fund since Sept. 2006, is located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey. Systematic, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by Systematic consists of:


RONALD M. MUSHOCK, CFA, PORTFOLIO MANAGER
Ron is a partner in the firm and has lead portfolio management responsibility for all mid and small/mid cap portfolios. Additionally, Ron maintains analyst responsibilities within selected economic sectors.

Ron began his career as a quantitative equity analyst with Abel/Noser Corporation, where he specialized in low P/E - Earnings Surprise research. As a financial applications specialist with CSK Software, he developed skills in investment analytics, risk management and technical analysis. Prior to joining Systematic, Ron was an equity analyst with Standard and Poor's Equity Group, where he provided fundamental research coverage for a diverse group of companies spanning a wide range of economic sectors and industries.

Ron is a Chartered Financial Analyst, a member of the Association for Investment Management and Research (AIMR) and a member of the New York Society of Security Analysts (NYSSA). Ron received an MBA in finance and international business from New York University's Stern School of Business, and graduated Summa Cum Laude from Seton Hall University with a BS in finance.

D. KEVIN MCCREESH, CFA, CHIEF INVESTMENT OFFICER
Kevin is a partner in the firm, and as Chief Investment Officer, has oversight responsibilities for all client portfolios. Although Kevin joined Systematic in 1996, he has been actively involved with Systematic's investment discipline since 1990, as he worked with Joe Joshi, Systematic's Chief Executive Officer, at Mitchell Hutchins. Joe developed Systematic's investment process about 20 years ago.

Kevin began his investment career as an analyst in the financial planning and analysis department of IBM's semiconductor manufacturing division. As a senior analyst in Paine Webber's treasury department, and then as controller for Mitchell Hutchins Investment Advisory, Kevin further honed his research and analytical skills. Prior to joining Systematic, he served as equity portfolio manager at Mitchell Hutchins.

Kevin is a Chartered Financial Analyst and a member of the New York Society of Security Analysts (NYSSA). He has an MBA in financial management from Drexel University and a BS in geology from the University of Delaware.

WEDGE

WEDGE, which has served as Subadviser to the Fund since Sept. 2006, is located at 301 South College Street, Suite 2920, Charlotte, North Carolina. WEDGE, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The team of portfolio managers responsible for the day-to-day management of the portion of the Fund managed by WEDGE consists of:



R. Michael James, General Partner, has thirty-four years of investment experience and is responsible for portfolio management and client service. Prior to forming WEDGE in 1984, Mike was Director of Fixed Income and Securities Trading at First Union National Bank in Charlotte, where he supervised all fixed income portfolios and managed the commingled fixed income funds. He formerly held senior investment and trust management positions with another North Carolina bank. Mike is a graduate of Louisiana State University's School of Banking of the South and received his Bachelor of Arts degree from Wofford College.



Peter F. Bridge, General Partner, has twenty-six years of investment experience and is responsible for portfolio management and client service. Prior to joining WEDGE in 1997, Pete was a Principal and Fixed Income Partner with Barrow, Hanley, Mewhinney & Strauss, Inc. in Dallas, Texas. Pete also served as a consultant to institutional investment managers while employed by SEI Corporation. Pete received a Bachelor of Arts degree in Economics from the University of Arkansas and his Master of Business Administration from Southern Methodist University.



Paul M. VeZolles, CFA, General Partner, has twenty-three years of investment experience and is responsible for equity research on companies with market capitalizations between $1.0 billion and $15.0 billion. Prior to joining WEDGE in 1995, Paul was an Equity Analyst at Palley-Needelman Asset Management in Newport Beach, California, and an Equity Analyst with CMB Investment Counselors in Los Angeles. Paul received his Bachelor of Arts degree in Economics from Indiana University and his Master of Arts in Economics from DePaul University.



Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Select Value Fund, a series of RiverSource Variable
Portfolio - Managers Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    11p

RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index. At March 31, 2008, the range of the Russell 2000 Value Index was between $0.025 billion and $5.74 billion. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio Associates), Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley), River Road Asset Management, LLC (River Road) and Denver Investment Advisors LLC (Denver Investment Advisors) (the Subadvisers), which provide day-to-day management for the Fund. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small-cap companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index.

DONALD SMITH
Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith will generally sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

FRANKLIN PORTFOLIO ASSOCIATES
Franklin Portfolio Associates' investment process is predicated on the belief that it can consistently differentiate between undervalued and overvalued securities. As a result, Franklin Portfolio Associates emphasizes stock selection in the process and limits the over or under exposure to sectors and other factors. Franklin Portfolio Associates uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin Portfolio Associates applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin Portfolio Associates will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin Portfolio Associates believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

BARROW, HANLEY
Barrow, Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.

  12p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Barrow, Hanley screens a universe of roughly 1,500 companies that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.


RIVER ROAD
River Road selects stocks one at a time based solely on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's Absolute Value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, accretive transactions, and dividend raises/initiations. The fourth characteristic is financial strength. River Road seeks companies with attractive cash flow, reasonable debt, and/or undervalued assets on the balance sheet, such as real estate, patents or license. The fifth characteristic River Road looks for is companies with limited Wall Street research coverage, as these stocks often have considerable discovery value and tend to exhibit lower relative volatility.

There are three general circumstances in which River Road will sell a security:

- Position size exceeds risk management guidelines (a holding will be sold when it achieves price target or becomes too large in the portfolio);

- Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

- Unacceptable losses accumulate.

DENVER INVESTMENT ADVISORS
Denver Investment Advisors' investment strategy is based on three factors: 1) positive free cash flow and an attractive valuation relative to free cash flow;
2) effective use by management of free cash flow; and 3) a dividend-paying emphasis. Free cash flow is the cash available for the company to create value for shareholders after all cash expenses, taxes and maintenance capital investments are made. The style employs a quantitative model to identify opportunities in the investment universe; however, the process emphasizes independent fundamental research and modeling to analyze securities.

The initial universe consists of dividend-paying public companies within the market capitalization range of the Russell 2000 Value Index. Denver Investment Advisors screens this universe with a proprietary, sector-based multi-factor model that incorporates seven factors per sector. The screen aims to identify stocks that are not only inexpensive, but also have fundamentals (revenues, margins, and asset turnover) that are showing early signs of improvement. The most attractively ranked stocks are candidates for fundamental analysis.

Denver Investment Advisors uses independent fundamental research to identify companies where it believes the early fundamental improvement in free cash flow is sustainable and not yet recognized by the market. The proprietary fundamental model uses three separate approaches to establish intrinsic value: 1) discounted free cash flow analysis; 2) returns-based peer analysis; and 3) cash flow returns and reinvestment opportunities. The greatest weight is placed on the free cash flow valuation. Denver Investment Advisors seeks a 25-30% discount to intrinsic value. In general, stocks with more potential upside are given higher weight.

There are four reasons in which Denver Investments Advisors will sell a stock:

- Estimate of intrinsic value is reached;

- Changes in fundamentals violate original investment thesis;

- More attractive investment ideas are developed; and

- Stock appreciates out of our market-cap parameters.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    13p

ISSUER RISK. An issuer may perform poorly, and therefore the value of its stocks or bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times, it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

  14p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
           RIVERSOURCE PARTNERS VP - SMALL CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                          -12.13%    +37.86%    +20.01%    +5.77%     +20.25%    -4.90%
                                                           2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +18.76% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.23% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2008 was -5.33%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    5 YEARS   SINCE INCEPTION
 RiverSource Partners VP - Small Cap Value Fund                                    -4.90%   +14.88%       +10.42%(a)
 Russell 2000(R) Value Index (reflects no deduction for fees, expenses or taxes)   -9.78%   +15.80%       +10.80%(b)
 Lipper Small-Cap Value Funds Index                                                -4.57%   +16.41%       +11.33%(b)

(a) Inception date is Aug. 14, 2001.
(b) Measurement period started Sept. 1, 2001.

The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT
RiverSource Investments selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board.

The Subadvisers manage a portion of the Fund's assets based upon their respective experience in managing funds with investment goals and strategies substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with RiverSource Investments' determination of the allocation that is in the best interests of the Fund's shareholders.

DONALD SMITH

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    15p
assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Donald Smith are:

- Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

- Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

FRANKLIN PORTFOLIO ASSOCIATES

Franklin Portfolio Associates, which has served as Subadviser to the Fund since March 2004, is located at One Boston Place, 34th Floor, Boston, Massachusetts. Franklin Portfolio Associates, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Franklin Portfolio Associates is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Franklin Portfolio Associates are:


- John S. Cone, CFA, Chief Executive Officer, President and Portfolio Manager. Mr. Cone received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. Mr. Cone has an extensive background in computer modeling and quantitative methods. He is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, he is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

- Michael F. Dunn, CFA. Mr. Dunn received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin Portfolio Associates, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

- Oliver E. Buckley, Chief Investment Officer. Mr. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin Portfolio Associates, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

- Kristin J. Crawford. Ms. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin Portfolio Associates, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

- Langton (Tony) C. Garvin, CFA, Senior Vice President and Portfolio Manager. Mr. Garvin holds his BS from the Skidmore College and an MA from the University of Massachusetts. He also completed postgraduate coursework at the Massachusetts Institute of Technology. He joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio Associates, he was a portfolio manager at Batterymarch Financial Management. He also previously served as portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Mr. Garvin belongs to the Boston Security Analysts Society.

- Patrick M. Slattery, CFA, Vice President/Portfolio Manager. Mr. Slattery received his BA in biology, BS in economics, and MSE in computer science from the University of Pennsylvania. Prior to joining Franklin Portfolio Associates, he was a Senior Vice President at Independence Investment LLC where he was a portfolio manager and quantitative researcher. At Independence he gained extensive experience in the design, development, and maintenance of the technical infrastructure and software applications used to support quantitative research and portfolio management. Mr. Slattery also has software development and application expertise from his time with Edgewater Technology, Inc. and Bachman Information Systems, Inc. He is currently a member of the Boston Security Analysts Society.

BARROW, HANLEY

Barrow, Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource


  16p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Investments. Barrow, Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Barrow, Hanley are:


- James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 36 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.



- John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow, Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 32 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.


RIVER ROAD

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to River Road are:


- James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value and Equity Income Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 34 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dynamic Equity Income Portfolios. Mr. Shircliff received his BS in finance from the University of Louisville.

- R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value Portfolio. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Prior to joining SMC Capital, Inc., he held senior-level positions in the manufacturing and media industries. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

- Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value and Equity Income portfolios. Mr. Sanders has 18 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation
  (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

DENVER INVESTMENTS ADVISORS

Denver Investments Advisors, which has served as Subadviser to the Fund since July 2007, is located at 1225 17th Street, 26th Floor, Denver, CO. Denver Investments Advisors, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The research analysts on the Small-Cap Value team listed below are responsible for the day-to-day management of the portion of the Fund allocated to Denver Investments Advisors. These individuals are further supported by dedicated research analysts who all may recommend purchase and sell decisions for the Fund. Every new investment is presented to the Small-Cap Value team, which reviews investment ideas to determine whether that potential investment is attractive and compatible with the Fund's investment objective. The Small-Cap Value Team typically seeks to reach consensus on all investment decisions.



- Kris Herrick, CFA, Partner, Director of Value Research. Mr. Herrick joined Denver Investment Advisors' Value Strategies team in 2000. He has ten years of investment experience. Prior to joining Denver Investment Advisors LLC, Mr. Herrick worked as an analyst with Jurika and Voyles. He earned both a B.A. and a B.S. from the University of Northern Colorado. Mr. Herrick holds the Chartered Financial Analyst designation and is a member of the CFA Society of Colorado.


- Troy Dayton, CFA, Partner, Research Analyst. Mr. Dayton joined Denver Investment Advisors as a Research Analyst with the Value Strategies team in 2002. He has 11 years of investment experience. Prior to joining the firm, he was an Equity Research Analyst with Jurika and Voyles, as well as an Analyst at Dresdner RCM Global Investors. He also worked as a Trading Support Officer for Citibank's Global Asset Management Department in London, England. Mr. Dayton earned his B.S. degree from Colorado State University. Mr. Dayton holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    17p

- Mark Adelmann, CFA, C.P.A., Partner, Research Analyst. Mr. Adelmann joined the Value Strategies team in 1995. He has 26 years of professional experience. Prior to joining Denver Investment Advisors, Mr. Adelmann worked with Deloitte & Touche for 14 years in auditing and financial reporting. He received his B.S. from Oral Roberts University and is a Certified Public Accountant. Mr. Adelmann is a Chartered Financial Analyst charterholder and a member of the CFA Institute and the CFA Society of Colorado.


- Derek Anguilm, CFA, Partner, Research Analyst. Mr. Anguilm joined Denver Investment Advisors in 2000. He has eight years of investment experience. Prior to joining Denver Investment Advisors, he was a research assistant at EVEREN Securities. Mr. Anguilm earned a B.S. in Finance at Metropolitan State College of Denver. Mr. Anguilm holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Small Cap Value Fund, a series of RiverSource Variable
Portfolio - Managers Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


  18p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND

OBJECTIVE
The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its net assets in foreign investments.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, LLC (RiverSource Investments or investment manager), chooses equity investments by seeking to:

- Identify a variety of large, well-established companies whose underlying fundamentals are stable or are anticipated to become stable, or whose fundamentals are improving.

- Identify stocks that are undervalued:

  - because they have one or more valuation ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

  - because one or more of their valuation ratios are low relative to historical levels for the stock;

  - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

  - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell an equity security, the investment manager considers factors including, among others, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Lehman Brothers Aggregate Bond Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of March 31, 2008 was 4.38 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating is changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

- Whether the investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    19p

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus

  20p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    21p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
                   RIVERSOURCE VP - BALANCED FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +15.80%    +14.84%    -2.31%     -10.59%    -12.92%    +20.26%    +9.59%     +3.92%     +14.38%    +1.74%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +15.66% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -12.37% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2008 was -6.54%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                   1 YEAR   5 YEARS   10 YEARS
 RiverSource VP - Balanced Fund                                                    +1.74%    +9.77%    +4.89%
 Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)   -0.17%   +14.63%    +7.68%
 Lehman Brothers Aggregate Bond Index
 (reflects no deduction for fees, expenses or taxes)                               +6.97%    +4.42%    +5.97%
 Blended Index (reflects no deduction for fees, expenses or taxes)                 +2.79%   +10.55%    +7.28%
 Lipper Balanced Funds Index                                                       +6.53%   +10.33%    +6.14%

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Blended Index consists of 60% Russell 1000(R) Value Index and 40% Lehman Brothers Aggregate Bond Index.

The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT
Portfolio Manager(s). The Fund is allocated among equity and fixed income asset classes. Robert Ewing determines the allocations among these asset classes. In addition, Mr. Ewing is responsible for the day-to-day management of the equity portion of the Fund:

Robert Ewing, CFA, Co-Portfolio Manager

- Managed the equity portion of the Fund since 2002.

- Joined RiverSource Investments in 2002.

- Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

- Began investment career in 1988.

  22p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- BS, Boston College Carroll School of Management.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

- Began investment career in 1988.

- MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the structured assets sector team.

- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

- Began investment career in 1979.

- MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the investment grade corporate bond sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio - Balanced Fund, a series of RiverSource Variable Portfolio - Managed Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    23p

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND

OBJECTIVE
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

- Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager, RiverSource Investments.

- Limits its average portfolio maturity to ninety days or less.

- Buys obligations with remaining maturities of 397 days or less.

- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

- Political, economic, or other events could affect the issuer's performance.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

REINVESTMENT RISK. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

  24p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of performance.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
               RIVERSOURCE VP - CASH MANAGEMENT FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +5.14%     +4.73%     +5.83%     +3.74%     +1.14%     +0.51%     +0.74%     +2.61%     +4.49%     +4.75%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +1.49% (quarter ended Sept. 30, 2000) and the lowest return for a calendar quarter was +0.09% (quarter ended Sept. 30, 2003).


The Fund's year-to-date return at March 31, 2008 was +0.93%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                   1 YEAR   5 YEARS   10 YEARS
 RiverSource VP - Cash Management Fund                                             +4.75%   +2.60%     +3.35%

YIELD INFORMATION
For current 7-day yield information, call (888) 791-3380.


Information prior to Feb. 1, 2008 presented in the section entitled "Past Performance" represents that of RiverSource Variable Portfolio - Cash Management Fund, a series of RiverSource Variable Portfolio - Money Market Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    25p

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND

OBJECTIVE
The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.


- Targeting an average portfolio duration within one year of the duration of the Index which, as of March 31, 2008, was 4.38 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


In evaluating whether to sell a security, the investment manager considers, among other factors:

- Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries and securities relative to the Index.

- Whether a security's rating has changed or is vulnerable to a change.

- Whether a sector or industry is experiencing change.

- Changes in the interest rate or economic outlook.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

  26p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Hedging Risk. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation Risk. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity Risk. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage Risk. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    27p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
               RIVERSOURCE VP - DIVERSIFIED BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +1.51%     +1.70%     +5.41%     +7.67%     +5.53%     +4.48%     +4.48%     +2.12%     +4.41%     +5.20%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +3.51% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -2.99% (quarter ended Sept. 30, 1998).


The Fund's year-to-date return at March 31, 2008 was -0.76%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR   5 YEARS   10 YEARS
 RiverSource VP - Diversified Bond Fund                                           +5.20%   +4.14%     +4.24%
 Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses
 or taxes)                                                                        +6.97%   +4.42%     +5.97%
 Lipper Intermediate Investment Grade Index                                       +5.43%   +4.37%     +5.54%

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT
Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

- Began investment career in 1988.

- MBA, Marquette University.

Scott Kirby, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the structured assets sector team.

- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to the present.

- Began investment career in 1979.

  28p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- MBA, University of Minnesota.

Tom Murphy, CFA, Portfolio Manager

- Co-managed the Fund since 2002.

- Leader of the investment grade corporate bond sector team.

- Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.

Nicholas Pifer, CFA, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the global sector team.

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

Jennifer Ponce de Leon, Portfolio Manager

- Co-managed the Fund since 2003.

- Leader of the high yield sector team.

- Joined RiverSource Investments in 1997.

- Began investment career in 1989.

- MBA, De Paul University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio - Diversified Bond Fund, a series of RiverSource Variable
Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    29p

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by seeking to:


- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings, price-to-book, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.


- Identify companies with moderate growth potential based on:


  - effective management, as demonstrated by overall performance;



  - financial strength; and



  - underappreciated potential for improvement in industry and thematic trends.



In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.


- The security exhibits unacceptable correlation characteristics with other portfolio holdings.


- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

  30p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    31p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
          RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                    -0.78%     +2.14%     -19.03%    +41.16%    +18.20%    +13.50%    +19.75%    +8.02%
                                     2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.04% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2008 was -10.60%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    5 YEARS   SINCE INCEPTION
 RiverSource VP - Diversified Equity Income Fund                                   +8.02%   +19.63%       +9.40%(a)
 Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)   -0.17%   +14.63%       +7.25%(b)
 Lipper Equity Income Funds Index                                                  +2.98%   +12.90%       +6.06%(b)

(a) Inception date is Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT
Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2000.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

  32p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio - Diversified Equity Income Fund, a series of RiverSource Variable Portfolio - Managed Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    33p

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND

OBJECTIVE
The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Considering opportunities and risks by credit rating and currency.

- Identifying investment-grade U.S. and foreign bonds.

- Identifying below investment-grade U.S. and foreign bonds.

- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued.

- The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

  34p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.


INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    35p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
                 RIVERSOURCE VP - GLOBAL BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +8.05%     -4.40%     +3.24%     +1.34%     +14.98%    +13.01%    +10.03%    -4.99%     +6.73%     +7.65%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +7.71% (quarter ended June 30, 2002) and the lowest return for a calendar quarter was -2.69% (quarter ended June 30, 2004).


The Fund's year-to-date return at March 31, 2008 was +4.22%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                   1 YEAR   5 YEARS   10 YEARS
 RiverSource VP - Global Bond Fund                                                 +7.65%   +6.30%     +5.37%
 Lehman Brothers Global Aggregate Index
 (reflects no deduction for fees, expenses or taxes)                               +9.48%   +6.51%     +6.08%
 Lipper Global Income Funds Index                                                  +7.16%   +6.72%     +5.49%

The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all distributions and changes in market prices.

The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT
Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

- Managed the Fund since 2000.

- Leader of the global sector team.

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio - Global Bond Fund, a series of RiverSource Variable
Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


  36p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE
The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. The Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

- Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

- Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.


- The Fund will target an average portfolio duration within one year of the duration of a blended index comprised of 50% of the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index and 50% of the Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) which, as of March 31, 2008, was 7.92 years on an unadjusted basis, and 6.26 years when adjusted for relative volatility and correlation to traditional government debt securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.


The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    37p

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility then a fund that invests more broadly.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

  38p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
    RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                           +2.80%     +1.19%     +7.93%
                                                                                            2005       2006       2007

During the periods shown in the bar chart, the highest return for a calendar quarter was +4.09% (quarter ended Dec. 31, 2007) and the lowest return for a calendar quarter was -1.84% (quarter ended March 31, 2006).


The Fund's year-to-date return as of March 31, 2008 was +4.13%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    SINCE INCEPTION
 RiverSource VP - Global Inflation Protected Securities Fund                       +7.93%       +4.46%(a)
 Lehman Brothers Global Inflation Linked Index
 (reflects no deduction for fees, expenses or taxes)                               +7.66%       +5.47%(b)
 Lehman Brothers U.S. Treasury Inflation Protected Securities Index
 (reflects no deduction for fees, expenses or taxes)                              +11.63%       +5.30%(b)
 Blended Index (reflects no deduction for fees, expenses or taxes)                 +8.51%       +5.56%(b)

(a) Inception date is Sept. 13, 2004.
(b) Measurement period started Oct. 1, 2004.

The Lehman Brothers Global Inflation Linked Index is an unmanaged index that measures the performance of the inflation protected securities issued in countries around the world, including the United States, the United Kingdom, Canada, Sweden, and France. The index reflects reinvestment of all distributions and changes in market prices.

The Lehman Brothers U.S. Treasury Inflation Protected Securities Index is an unmanaged index that measures the performance of the inflation protected obligations of U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices.

The Blended Index consists of 50% Lehman Brothers Global Inflation Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Lehman Brothers U.S. Treasury Inflation Protected Securities Index.

MANAGEMENT
Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager

- Co-managed the Fund since 2004.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

- Began investment career in 1988.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    39p

- MBA, Marquette University.

Nicholas Pifer, CFA, Portfolio Manager

- Co-managed the Fund since 2005.

- Leader of the global sector team.

- Joined RiverSource Investments in 2000.

- Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

- Began investment career in 1990.

- MA, Johns Hopkins University School of Advanced International Studies.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors in which the Fund primarily invests.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio - Global Inflation Protected Securities Fund, a series of RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


  40p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its net assets in foreign investments.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by identifying companies that the investment manager believes have above-average long-term growth potential based, among other factors, on:

- Management's track record.

- Financial strength.

- Competitive market or product position.

- Technological advantage (more advanced technology or proven technology advantage) over competitors.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    41p

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

  42p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
                    RIVERSOURCE VP - GROWTH FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                    -19.30%    -30.95%    -26.10%    +21.43%    +8.43%     +8.61%     +11.08%    +3.07%
                                     2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2008 was -11.85%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                   1 YEAR    5 YEARS   SINCE INCEPTION
 RiverSource VP - Growth Fund                                                       +3.07%   +10.36%       -2.49%(a)
 Russell 1000(R) Growth Index (reflects no deduction for fees, expenses or
 taxes)                                                                            +11.81%   +12.11%       -0.17%(b)
 Lipper Large-Cap Growth Funds Index                                               +14.97%   +12.06%       -0.30%(b)

(a) Inception date is Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT
Portfolio Manager(s). The portfolio manager responsible for the Fund's day-to-day management is:

Nick Thakore, Portfolio Manager

- Managed the Fund since 2002.

- Joined RiverSource Investments in 2002.

- Analyst and Portfolio Manager, Fidelity Investments, 1993 to 2002.

- Began investment career in 1993.

- MBA, Wharton School, University of Pennsylvania.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio - Growth Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    43p

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND

OBJECTIVE
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, aggressively seeks to earn a high total return, choosing investments by:

- Reviewing interest rate and economic forecasts.

- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.

- Identifying companies that:

  - have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

  - have growth potential, or

  - have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, the investment manager considers, among other factors, whether:

- The interest rate or economic outlook changes.

- A sector or industry is experiencing change.

- A security's rating is changed.

- The security is overvalued relative to alternative investments.

- The company does not meet the investment manager's performance expectations.

- The investment manager wishes to lock in profits.

- The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

  44p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loans at prices approximating the value previously placed on them.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Hedging Risk. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation Risk. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity Risk. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage Risk. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    45p

INTEREST RATE RISK. The securities in the Fund are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Other debt securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

FOREIGN RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

  46p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
               RIVERSOURCE VP - HIGH YIELD BOND FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              -4.41%     +6.24%     -9.31%     +4.93%     -6.58%     +25.17%    +11.40%    +4.02%     +10.81%    +1.86%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +8.97% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -9.38% (quarter ended Sept. 30, 1998).


The Fund's year-to-date return at March 31, 2008 was -4.20%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    5 YEARS   10 YEARS
 RiverSource VP - High Yield Bond Fund                                             +1.86%   +10.36%    +3.99%
 JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or
 taxes)                                                                            +2.89%   +10.95%    +5.94%
 Lipper High Current Yield Bond Funds Index                                        +2.13%   +10.07%    +3.96%

The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT
Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

- Managed the Fund since 1999.

- Member of the high yield sector team.

- Joined RiverSource Investments in 1990.

- Began investment career in 1986.

- MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Schroepfer is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon, collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    47p

Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio - High Yield Bond Fund, a series of RiverSource Variable
Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


  48p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND

OBJECTIVE
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer or the security continues to meet the standards described above.

- A sector or industry is experiencing change.

- The interest rate or economic outlook changes.

- A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    49p

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk" may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

HIGHLY LEVERAGED TRANSACTIONS RISK. The high yield debt instruments in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating loans may not be fully collateralized and may decline in value.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. The securities in the Fund are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with the fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

  50p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

LIQUIDITY RISK. Liquidity risk is the risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Other debt securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

FOREIGN RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    51p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
             RIVERSOURCE VP - INCOME OPPORTUNITIES FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                           +3.33%     +7.98%     +2.65%
                                                                                            2005       2006       2007

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.49% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -1.24% (quarter ended March 31, 2005).


The Fund's year-to-date return as of March 31, 2008 was -2.99%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    SINCE INCEPTION
 RiverSource VP - Income Opportunities Fund                                        +2.65%       +6.73%(a)
 Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index
 (reflects no deduction for fees, expenses or taxes)                               +3.19%       +7.18%(b)
 Lipper High Current Yield Bond Funds Index                                        +2.13%       +7.10%(b)

(a) Inception date is June 1, 2004.
(b) Measurement period started June 1, 2004.

The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT
Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

- Has managed the Fund since 2004.

- Member of the high yield sector team.

- Joined RiverSource Investments in 1994 as a high yield analyst.

- Began investment career in 1986.

- MBA, University of Wisconsin - Milwaukee.

The fixed income department of RiverSource Investments is divided into six sector teams each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. Mr. Lavin is a member of the team that specializes in the sector in which the Fund primarily invests. The team, led by Jennifer Ponce de Leon,

  52p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
collectively determines portfolio strategy. Ms. Ponce de Leon, who holds an MBA from DePaul University, began her investment career in 1989 and joined RiverSource Investments in 1997. She has been leader of the high yield sector team since 2003.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio - Income Opportunities Fund, a series of RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    53p

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND

OBJECTIVE
The Fund seeks capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

- Effective management.

- Financial strength.

- Competitive market or product position.

- Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

- Identifying stocks that are undervalued:

  - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

  - because one or more of their valuation ratios are low relative to historical levels for the stock;

  - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

  - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

- A more attractive opportunity has been identified.

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset

  54p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    55p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
               RIVERSOURCE VP - LARGE CAP EQUITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +24.12%    +23.75%    -17.46%    -18.11%    -22.03%    +29.22%    +5.88%     +6.18%     +15.28%    +2.93%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +26.20% (quarter ended Dec. 31, 1998) and the lowest return for a calendar quarter was -17.27% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2008 was -10.57%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    5 YEARS   10 YEARS
 RiverSource VP - Large Cap Equity Fund                                            +2.93%   +11.51%    +3.39%
 Russell 1000(R) Index (reflects no deduction for fees, expenses or taxes)         +5.77%   +13.43%    +6.20%
 S&P 500 Index (reflects no deduction for fees, expenses or taxes)                 +5.49%   +12.83%    +5.91%
 Lipper Large-Cap Core Funds Index                                                 +6.63%   +11.55%    +5.23%

The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

  56p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT
Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Robert Ewing, CFA, Portfolio Manager

- Managed the Fund since 2004.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

- Began investment career in 1988.

- BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

- Managed the Fund since 2004.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

- Began investment career in 1993.

- MBA, Wharton School at University of Pennsylvania.

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Large Cap Equity Fund, a series of RiverSource Variable
Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    57p

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities, such as preferred stocks. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. The investment manager selects investments for the Fund by:

- Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

- Identifying stocks that are undervalued:

  - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

  - because one or more of their valuation ratios are low relative to historical levels for the stock;

  - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

  - because they are undervalued relative to their intrinsic value, as identified by the Fund's manager.

In deciding whether to sell a security, the investment manager considers whether:

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security is overvalued relative to other potential investments.

- A more attractive opportunity has been identified.

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

  58p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and, therefore, the value of its stock and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    59p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
               RIVERSOURCE VP - LARGE CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                           +4.53%     +19.07%    -0.46%
                                                                                            2005       2006       2007

During the periods shown in the bar chart, the highest return for a calendar quarter was +7.55% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -6.12% (quarter ended Dec. 31, 2007).


The Fund's year-to-date return as of March 31, 2008 was -10.09%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    SINCE INCEPTION
 RiverSource VP - Large Cap Value Fund                                             -0.46%        +8.39%(a)
 Russell 1000(R) Value Index (reflects no deduction for fees, expenses or taxes)   -0.17%       +10.82%(b)
 Lipper Large-Cap Value Funds Index                                                +2.46%        +9.38%(b)

(a) Inception date is Feb. 4, 2004.
(b) Measurement period started Feb. 1, 2004.

The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT
Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Robert Ewing, CFA, Portfolio Manager

- Managed the Fund since 2004.

- Joined RiverSource Investments in 2002.

- Analyst and Portfolio Manager, Fidelity Investments, 1990 to 2002.

- Began investment career in 1988.

- BS, Boston College Carroll School of Management.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Large Cap Value Fund, a series of RiverSource Variable
Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


  60p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND

OBJECTIVE
The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $155 million to $45.74 billion as of March 31, 2008. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by, among other things:

- Analyzing a company's:

  - management's track record;

  - financial strength;

  - growth potential (on average, a company's expected ability to generate future earnings growth of at least 15% per year); and

  - competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

- Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    61p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
                RIVERSOURCE VP - MID CAP GROWTH FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                          -13.76%    +22.57%    +9.10%     +10.13%    -0.07%     +13.74%
                                                           2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +12.45% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -13.46% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2008 was -13.77%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                   1 YEAR    5 YEARS   SINCE INCEPTION
 RiverSource VP - Mid Cap Growth Fund                                              +13.74%   +10.85%       +5.49%(a)
 Russell Midcap(R) Growth Index
 (reflects no deduction for fees, expenses or taxes)                               +11.43%   +17.90%       +6.38%(b)
 Lipper Mid-Cap Growth Funds Index                                                 +21.41%   +17.93%       +6.03%(b)

(a) Inception date is May 1, 2001.
(b) Measurement period started May 1, 2001.

The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

  62p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT
Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Senior Portfolio Manager

- Managed the Fund since Oct. 2006.

- Equity Team Leader.

- Joined RiverSource Investments in 1997.

- Began investment career in 1988.

- BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

- Managed the Fund since June 2007.

- Employed by RiverSource Investments from 1999-2002; returned to RiverSource Investments in 2006 as a Senior Research Analyst.

- Began investment career in 1989.

- MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

- Managed the Fund since June 2007.

- Joined RiverSource Investments in 2007 as an Associate Portfolio Manager.

- Began investment career in 1998.

- BS, University of St. Thomas.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Mid Cap Growth Fund, a series of RiverSource Variable
Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    63p

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index. At March 31, 2008, the range of the Index was between $156 million and $45.74 billion. The market capitalization range of the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses equity investments by seeking to:


- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings, price-to-book, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.


- Identify companies with growth potential based on:


  - effective management, as demonstrated by overall performance;



  - financial strength; and



  - underappreciated potential for improvement in industry and thematic trends.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.


- The security exhibits unacceptable correlation characteristics with other portfolio holdings.


- The company or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus

  64p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS
on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    65p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
                RIVERSOURCE VP - MID CAP VALUE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                                                                                      +15.32%    +10.35%
                                                                                                       2006       2007

During the periods shown in the bar chart, the highest return for a calendar quarter was +10.34%. (quarter ended June 30, 2007) and the lowest return for a calendar quarter was -3.28%. (quarter ended Dec. 31, 2007).


The Fund's year-to-date return as of March 31, 2008 was -10.76%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    SINCE INCEPTION
 RiverSource VP - Mid Cap Value Fund                                              +10.35%       +16.55%(a)
 Russell Midcap(R) Value Index (reflects no deduction for fees, expenses or
 taxes)                                                                            -1.42%       +12.24%(b)
 Lipper Mid-Cap Value Funds Index                                                  +3.62%       +12.36%(b)

(a) Inception date is May 2, 2005.
(b) Measurement period started May 1, 2005.

The Russell Midcap(R) Value Index, an unmanaged index, measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

  66p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2005.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Mid Cap Value Fund, a series of RiverSource Variable
Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    67p

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager, RiverSource Investments, expects the correlation between the Fund and the S&P 500 to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500 performance to do so, for example, in anticipation of a stock being added to the index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security continues to be included in the index.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

- A company's market weighting otherwise changes with respect to the index.

- Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the SAI. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

  68p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
                RIVERSOURCE VP - S&P 500 INDEX FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                               -12.46%    -22.42%    +27.99%    +10.27%    +4.40%     +15.27%    +5.01%
                                                2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +15.23% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.26% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2008 was -9.52%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                   1 YEAR    5 YEARS   SINCE INCEPTION
 RiverSource VP - S&P 500 Index Fund                                                +5.01%   +12.27%        +1.15%(a)
 S&P 500 Index (reflects no deduction for fees, expenses or taxes)                  +5.49%   +12.83%        +1.84%(b)
 Lipper S&P 500 Objective Funds Index                                               +5.25%   +12.53%        +1.57%(b)

(a) Inception date is May 1, 2000.
(b) Measurement period started May 1, 2000.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

MANAGEMENT
Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

- Managed the Fund since 2001.

- Joined RiverSource Investments in 1990.

- Began investment career in 1996, becoming a quantitative analyst in 1999.

- BSB, University of Minnesota.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - S&P 500 Index Fund, a series of RiverSource Variable
Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about the portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    69p

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE
The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, chooses investments by:

- Reviewing credit characteristics and the interest rate outlook.

- Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

Under normal market conditions, the Fund will seek to maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The investment manager wishes to lock-in profits.

- Changes in the interest rate or economic outlook.

- The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

  70p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    71p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
        RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                    +8.47%     +6.29%     +5.83%     +1.52%     +0.85%     +1.58%     +3.84%     +5.33%
                                     2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +3.25% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -1.14% (quarter ended June 30, 2004).


The Fund's year-to-date return at March 31, 2008 was -0.35%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)


                                                                                  1 YEAR   5 YEARS   SINCE INCEPTION
 RiverSource VP - Short Duration U.S. Government Fund                             +5.33%   +2.61%         +4.10%(a)
 Lehman Brothers 1-3 Year Government Index
 (reflects no deduction for fees, expenses or taxes)                              +7.10%   +3.18%         +4.73%(b)
 Lipper Short U.S. Government Funds Index                                         +5.56%   +2.72%         +4.17%(b)


(a) Inception date is Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

  72p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT
Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Scott Kirby, Portfolio Manager

- Began managing the Fund in 2001.

- Leader of the structured assets sector team.

- Employed by RiverSource Investments from 1979 to 1985 and from 1987 to present.

- Began investment career in 1979.

- MBA, University of Minnesota.

Jamie Jackson, CFA, Portfolio Manager

- Began managing the Fund in 2003.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2003.

- Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

- Began investment career in 1988.

- MBA, Marquette University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests and collectively determine allocation of Fund assets among the sectors.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Short Duration U.S. Government Fund, a series of RiverSource Variable Portfolio - Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    73p

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. At March 31, 2008 the range of the Russell 2000(R) Index was between $0.025 billion and $6.8 billion. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


RiverSource Investments serves as the investment manager to the Fund and is responsible for the oversight of the subadviser, Kenwood Capital Management LLC (Kenwood or the Subadviser), an indirect partially-owned subsidiary of Ameriprise Financial, Inc., which provides day-to-day management of the Fund. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.

Kenwood employs a multi-factor quantitative model to identify individual stock mispricing opportunities. On a daily basis, Kenwood's proprietary appraisal model ranks every small-cap stock based on its predicted future performance potential relative to other stocks within the same economic sector. The main components of the model are:

- Valuation relative to earnings and free cash flow.

- Trends in forecasted earnings and earnings surprises.

- Financial Strength (profitability, balance sheet structure, and quality of earnings).

- Price momentum.

New positions in the Fund will generally rank in the top 40% of the selection universe. Kenwood also performs a qualitative review of all buy candidates in order to verify the accuracy of model-based rankings.

Kenwood's selection discipline favors companies that exhibit:

- Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

- Improving earnings, based on trends in analysts' estimates or earnings that were better than expected.

Kenwood will normally reduce a position in a stock holding if it believes:

- The stock's ranking falls below median.

- The stock becomes expensive relative to other stocks in the sector.

- The company's financial performance fails to meet expectations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weight placed on each factor, and changing sources of market returns, among others. There can be no assurance that this methodology will enable the Fund to achieve its objective.

  74p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
             RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                    +4.16%     -6.53%     -17.06%    +47.85%    +18.54%    +4.83%     +11.69%    -4.19%
                                     2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +22.00% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -19.29% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2008 was -12.44%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    5 YEARS   SINCE INCEPTION
 RiverSource VP - Small Cap Advantage Fund                                         -4.19%   +14.48%        +7.34%(a)
 Russell 2000(R) Index
 (reflects no deduction for fees, expenses or taxes)                               -1.57%   +16.25%        +8.68%(b)
 Lipper Small-Cap Core Funds Index                                                 +1.92%   +15.76%       +10.55%(b)

(a) Inception date is Sept. 15, 1999.
(b) Measurement period started Oct. 1, 1999.

The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT
RiverSource Investments selects, contracts with and compensates the Subadviser to manage the investments of the Fund's assets. RiverSource Investments monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of Kenwood, and reports periodically to the Board. The Subadviser manages the Fund's assets based upon its experience in managing portfolios with investment goals and strategies substantially similar to those of the Fund.

KENWOOD
Kenwood, Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, Minnesota 55402, is an indirect subsidiary of Ameriprise Financial, Inc. The portfolio managers responsible for the day-to-day management of the Fund are:

Jake Hurwitz, CFA, Portfolio Manager

- Managed the Fund since 1999.

- Principal of Kenwood Capital Management LLC, since 1998.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    75p

- Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company, 1991 to 1998.

- Began investment career in 1979.

- MA, University of California; MBA, New York University.

Kent Kelley, CFA, Portfolio Manager

- Managed the Fund since 1999.

- Principal of Kenwood Capital Management LLC, since 1998.

- Chief Executive Officer, Travelers Investment Management Company, 1995 to
  1998.

- Began investment career in 1978.

- MA, Yale University.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Small Cap Advantage Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


  76p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND

OBJECTIVE
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

  - Evaluating the opportunities and risks within regions and sectors;

  - Assessing valuations; and

  - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

  The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    77p

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

  78p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    79p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
              THREADNEEDLE VP - EMERGING MARKETS FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                               -1.38%     -5.44%     +40.34%    +24.15%    +33.80%    +33.90%    +38.11%
                                                2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +22.84% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -18.18% (quarter ended Sept. 30, 2001).


The Fund's year-to-date return at March 31, 2008 was -10.46%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    5 YEARS   SINCE INCEPTION
 Threadneedle VP - Emerging Markets Fund                                          +38.11%   +33.94%       +15.16%(a)
 MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)  +39.78%   +37.46%       +17.18%(b)
 Lipper Emerging Markets Funds Index                                              +36.25%   +36.33%       +16.81%(b)

(a) Inception date is May 1, 2000.
(b) Measurement period started May 1, 2000.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

MANAGEMENT
RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

  80p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

THREADNEEDLE
Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

- Managed the Fund since 2000.

- Joined Threadneedle in 2003.

- Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

- BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

- Managed the Fund since 2003.

- Joined Threadneedle in 2001 as a fund manager.

- Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

- BA (Hons) Oxford University 1996.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - Emerging Markets Fund, a series of RiverSource Variable
Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    81p

THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE
The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.

RiverSource Investments serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using Threadneedle's extensive research, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

- The Largest Companies List includes the largest stocks in the Fund's benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.

- The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

  - Evaluating the opportunities and risks within regions and sectors;

  - Assessing valuations; and

  - Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

  The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

- Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their perceived ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

  82p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOREIGN/EMERGING MARKETS RISKS. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    83p

PAST PERFORMANCE
The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the subaccounts and contracts. Inclusion of these charges would reduce total return for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

--------------------------------------------------------------------------------
          THREADNEEDLE VP - INTERNATIONAL OPPORTUNITY FUND PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              +15.82%    +45.63%    -24.93%    -28.69%    -18.25%    +28.07%    +17.41%    +13.86%    +24.17%    +12.68%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007

During the period shown in the bar chart, the highest return for a calendar quarter was +31.82% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).


The Fund's year-to-date return at March 31, 2008 was -8.88%.


 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)

                                                                                  1 YEAR    5 YEARS   10 YEARS
 Threadneedle VP - International Opportunity Fund                                 +12.68%   +19.09%    +5.86%
 MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)              +11.63%   +22.08%    +9.04%
 Lipper International Large-Cap Core Funds Index                                  +12.51%   +20.03%    +9.17%

The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

MANAGEMENT
RiverSource Investments contracts with and compensates Threadneedle International Limited (Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund's assets based on its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

THREADNEEDLE
Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

- Head of managed funds.

- Managed the Fund since 2003.

  84p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

- Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

- Began investment career in 1980.

- MA, Oxford University.

Dominic Rossi, Portfolio Manager

- Head of Equities.

- Managed the Fund since 2003.

- Joined Threadneedle in 1997 as head of Latin American equities.

- Began investment career in 1986.

- MBA, City University, London.


Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio - International Opportunity Fund, a series of RiverSource Variable Portfolio - Investment Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    85p

FEES AND EXPENSES

Because the Funds are the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.


The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy, which are disclosed in your separate variable annuity or life insurance contract prospectus. If the additional fees or sales charges imposed by your variable annuity contract or life insurance policy were reflected, it would increase overall expenses. Expenses are based on the Fund's most recent fiscal year.


ANNUAL FUND OPERATING EXPENSES
 AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS


                                                                                    TOTAL
                                    MANAGEMENT   DISTRIBUTION       OTHER        ANNUAL FUND          FEE WAIVER/EXPENSE
FUND                                FEES(a)      (12B-1) FEES(b)   EXPENSES(c)   OPERATING EXPENSES   REIMBURSEMENT(k)
 RiverSource Partners
 VP - Fundamental Value Fund(d)       0.70%(i)        0.13%           0.16%            0.99%                0.04%
 RiverSource Partners VP - Select
 Value Fund(e)                        0.83%(j)        0.13%           1.13%            2.09%                1.01%
 RiverSource Partners VP - Small
 Cap Value Fund(f)                    0.97%(j)        0.13%           0.18%            1.28%                0.05%
 RiverSource VP - Balanced Fund       0.53%(j)        0.13%           0.14%            0.80%                0.00%
 RiverSource VP - Cash Management
 Fund                                 0.33%           0.13%           0.14%            0.60%                0.00%
 RiverSource VP - Diversified Bond
 Fund                                 0.45%           0.13%           0.16%            0.74%                0.00%
 RiverSource VP - Diversified
 Equity Income Fund                   0.59%(j)        0.13%           0.14%            0.86%                0.00%
 RiverSource VP - Global Bond Fund    0.68%           0.13%           0.19%            1.00%                0.02%
 RiverSource VP - Global Inflation
 Protected Securities Fund            0.44%           0.13%           0.17%            0.74%                0.02%
 RiverSource VP - Growth Fund         0.60%(j)        0.13%           0.16%            0.89%                0.00%
 RiverSource VP - High Yield Bond
 Fund                                 0.59%           0.13%           0.15%            0.87%                0.00%
 RiverSource VP - Income
 Opportunities Fund                   0.61%           0.13%           0.17%            0.91%                0.00%
 RiverSource VP - Large Cap Equity
 Fund                                 0.58%(j)        0.13%           0.15%            0.86%                0.00%
 RiverSource VP - Large Cap Value
 Fund                                 0.59%(i)        0.13%           0.36%            1.08%                0.04%
 RiverSource VP - Mid Cap Growth
 Fund                                 0.58%(i)        0.13%           0.15%            0.86%                0.00%
 RiverSource VP - Mid Cap Value
 Fund                                 0.73%(j)        0.13%           0.17%            1.03%                0.00%
 RiverSource VP - S&P 500 Index
 Fund                                 0.22%           0.13%           0.17%            0.52%                0.01%
 RiverSource VP - Short Duration
 U.S. Government Fund                 0.48%           0.13%           0.18%            0.79%                0.00%
 RiverSource VP - Small Cap
 Advantage Fund(g)                    0.68%(i)        0.13%           0.20%            1.01%                0.00%
 Threadneedle VP - Emerging
 Markets Fund(h)                      1.11%(j)        0.13%           0.26%            1.50%                0.00%
 Threadneedle VP - International
 Opportunity Fund(h)                  0.69%(i)        0.13%           0.19%            1.01%                0.00%


                                    TOTAL ANNUAL
                                    (NET) FUND
FUND                                OPERATING EXPENSES
 RiverSource Partners
 VP - Fundamental Value Fund(d)           0.95%
 RiverSource Partners VP - Select
 Value Fund(e)                            1.08%
 RiverSource Partners VP - Small
 Cap Value Fund(f)                        1.23%
 RiverSource VP - Balanced Fund           0.80%
 RiverSource VP - Cash Management
 Fund                                     0.60%
 RiverSource VP - Diversified Bond
 Fund                                     0.74%
 RiverSource VP - Diversified
 Equity Income Fund                       0.86%
 RiverSource VP - Global Bond Fund        0.98%
 RiverSource VP - Global Inflation
 Protected Securities Fund                0.72%
 RiverSource VP - Growth Fund             0.89%
 RiverSource VP - High Yield Bond
 Fund                                     0.87%
 RiverSource VP - Income
 Opportunities Fund                       0.91%
 RiverSource VP - Large Cap Equity
 Fund                                     0.86%
 RiverSource VP - Large Cap Value
 Fund                                     1.04%
 RiverSource VP - Mid Cap Growth
 Fund                                     0.86%
 RiverSource VP - Mid Cap Value
 Fund                                     1.03%
 RiverSource VP - S&P 500 Index
 Fund                                     0.51%
 RiverSource VP - Short Duration
 U.S. Government Fund                     0.79%
 RiverSource VP - Small Cap
 Advantage Fund(g)                        1.01%
 Threadneedle VP - Emerging
 Markets Fund(h)                          1.50%
 Threadneedle VP - International
 Opportunity Fund(h)                      1.01%


(a) The Fund pays RiverSource Investments a fee for managing its assets.
(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays RiverSource Distributors, Inc. an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses. Other expenses, except for RiverSource VP - Cash Management Fund, may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(d) RiverSource Investments pays Davis a fee for sub-investment advisory services.


(e) RiverSource Investments pays Systematic and WEDGE a fee for sub-investment advisory services.


(f) RiverSource Investments pays Donald Smith, Franklin Portfolio Associates, Barrow, Hanley, River Road and Denver Investment Advisors a fee for sub-investment advisory services.


  86p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

(g) RiverSource Investments pays Kenwood a fee for sub-investment advisory services. Kenwood (Accenture Tower at Metropolitan Centre, Suite 2330, 333 South 7th Street, Minneapolis, MN 55402) is an indirect subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.

(h) RiverSource Investments pays Threadneedle a fee for sub-investment advisory services. Threadneedle (60 St. Mary Axe, London EC3A 8OQ, England) is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of RiverSource Investments.


(i) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.03% for RiverSource Partners VP - Fundamental Value Fund, 0.01% for RiverSource VP - Large Cap Value Fund, 0.12% for RiverSource VP - Mid Cap Growth Fund, 0.11% for RiverSource VP - Small Cap Advantage Fund and 0.06% for Threadneedle VP - International Opportunity Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment was the Lipper Large-Cap Value Funds Index for RiverSource Partners VP - Fundamental Value Fund from Jan. 1, 2007 through Dec. 31, 2007 and the Lipper Large-Cap Core Funds Index for RiverSource Partners VP - Fundamental Value Fund beginning Jan. 1, 2008; the Lipper Large-Cap Value Funds for RiverSource VP - Large Cap Value Fund; the Lipper Mid-Cap Growth Funds Index for RiverSource VP - Mid Cap Growth Fund; the Lipper Small-Cap Core Funds Index for RiverSource VP - Small Cap Advantage Fund and the Lipper International Large-Cap Core Funds Index for Threadneedle VP - International Opportunity Fund.


(j) Includes the impact of a performance incentive adjustment that increased the management fee by 0.05% for RiverSource Partners VP - Select Value Fund, 0.03% for RiverSource Partners VP - Small Cap Value Fund, 0.01% for RiverSource VP - Balanced Fund, 0.03% for RiverSource VP - Diversified Equity Income Fund, 0.004% for RiverSource VP - Growth Fund, 0.01% for RiverSource VP - Large Cap Equity Fund, 0.03% for RiverSource VP - Mid Cap Value Fund. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Multi-Cap Value Funds Index for RiverSource Partners VP - Select Value Fund from Jan. 1, 2007 through Dec. 31, 2007 and the Lipper Mid-Cap Value Funds Index for RiverSource Partners VP - Select Value Fund beginning Jan. 1, 2008; the Lipper Small-Cap Value Funds Index for RiverSource Partners
    VP - Small Cap Value Fund; the Lipper Balanced Funds Index for RiverSource VP - Balanced Fund; the Lipper Equity Income Funds Index for RiverSource
    VP - Diversified Equity Income Fund; the Lipper Large-Cap Growth Funds Index for RiverSource VP - Growth Fund; the Lipper Large-Cap Core Funds Index for RiverSource VP - Large Cap Equity Fund; the Lipper Mid-Cap Value Funds Index for RiverSource VP - Mid Cap Value Fund; and the Lipper Emerging Markets Funds Index for Threadneedle VP - Emerging Markets Fund.


(k) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.98% for RiverSource Partners VP - Fundamental Value Fund, 1.03% for RiverSource Partners VP - Select Value Fund, 1.20% for RiverSource Partners VP - Small Cap Value Fund, 0.98% for RiverSource VP - Global Bond Fund, 0.72% for RiverSource VP - Global Inflation Protected Securities Fund, 1.05% for RiverSource VP - Large Cap Value Fund, 1.05% for RiverSource VP - Mid Cap Value Fund, 0.51% for RiverSource VP - S&P 500 Index Fund and 1.13% for RiverSource VP - Small Cap Advantage Fund.


EXAMPLE
THIS EXAMPLE ASSUMES THAT YOU INVEST $10,000 TO A SUBACCOUNT THAT INVESTS IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR UNITS AT THE END OF THOSE PERIODS. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:


FUND                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
 RiverSource Partners VP - Fundamental Value Fund               $ 97     $312     $  544     $1,214
 RiverSource Partners VP - Select Value Fund                    $110     $558     $1,032     $2,346
 RiverSource Partners VP - Small Cap Value Fund                 $125     $401     $  698     $1,546
 RiverSource VP - Balanced Fund                                 $ 82     $256     $  445     $  994
 RiverSource VP - Cash Management Fund                          $ 61     $192     $  335     $  753
 RiverSource VP - Diversified Bond Fund                         $ 76     $237     $  412     $  922
 RiverSource VP - Diversified Equity Income Fund                $ 88     $275     $  478     $1,065
 RiverSource VP - Global Bond Fund                              $100     $317     $  551     $1,227
 RiverSource VP - Global Inflation Protected Securities Fund    $ 73     $234     $  410     $  920
 RiverSource VP - Growth Fund                                   $ 91     $284     $  494     $1,100
 RiverSource VP - High Yield Bond Fund                          $ 89     $278     $  483     $1,077
 RiverSource VP - Income Opportunities Fund                     $ 93     $290     $  505     $1,124
 RiverSource VP - Large Cap Equity Fund                         $ 88     $275     $  478     $1,065
 RiverSource VP - Large Cap Value Fund                          $106     $340     $  593     $1,318
 RiverSource VP - Mid Cap Growth Fund                           $ 88     $275     $  478     $1,065
 RiverSource VP - Mid Cap Value Fund                            $105     $328     $  570     $1,264
 RiverSource VP - S&P 500 Index Fund                            $ 52     $166     $  290     $  655
 RiverSource VP - Short Duration U.S. Government Fund           $ 81     $253     $  440     $  982
 RiverSource VP - Small Cap Advantage Fund                      $103     $322     $  559     $1,241
 Threadneedle VP - Emerging Markets Fund                        $153     $474     $  819     $1,796
 Threadneedle VP - International Opportunity Fund               $103     $322     $  559     $1,241


THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    87p

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal strategies, including investment in affiliated and non-affiliated investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that a Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, a Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Funds' historical portfolio turnover rates, which measures how frequently a Fund buys and sells investments from year-to-year, will be shown in the "Financial Highlights."


Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." The date the current Subadviser(s) began serving the Fund will be set forth in the Fund's "Management" section under the background of the firm. Performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services, and the brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

  88p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER
RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee for the most recent fiscal period based on the Fund's average daily net assets was the following:


                                                              MANAGEMENT FEE FOR FISCAL PERIOD
FUND                                                                 ENDED DEC. 31, 2007
 RiverSource Partners VP - Fundamental Value Fund                           0.70%
 RiverSource Partners VP - Select Value Fund                                0.83%
 RiverSource Partners VP - Small Cap Value Fund                             0.97%
 RiverSource VP - Balanced Fund                                             0.53%
 RiverSource VP - Cash Management Fund                                      0.33%
 RiverSource VP - Diversified Bond Fund                                     0.45%
 RiverSource VP - Diversified Equity Income Fund                            0.59%
 RiverSource VP - Global Bond Fund                                          0.68%
 RiverSource VP - Global Inflation Protected Securities Fund                0.44%
 RiverSource VP - Growth Fund                                               0.60%
 RiverSource VP - High Yield Bond Fund                                      0.59%
 RiverSource VP - Income Opportunities Fund                                 0.61%
 RiverSource VP - Large Cap Equity Fund                                     0.58%
 RiverSource VP - Large Cap Value Fund                                      0.59%
 RiverSource VP - Mid Cap Growth Fund                                       0.58%
 RiverSource VP - Mid Cap Value Fund                                        0.73%
 RiverSource VP - S&P 500 Index Fund                                        0.22%
 RiverSource VP - Short Duration U.S. Government Fund                       0.48%
 RiverSource VP - Small Cap Advantage Fund                                  0.68%
 Threadneedle VP - Emerging Markets Fund                                    1.11%
 Threadneedle VP - International Opportunity Fund                           0.69%



For RiverSource Partners VP - Fundamental Value Fund, RiverSource Partners
VP - Select Value Fund, RiverSource Partners VP - Small Cap Value Fund, RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Growth Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - Small Cap Advantage Fund, Threadneedle VP - Emerging Markets Fund, and Threadneedle VP - International Opportunity Fund the management fee includes an adjustment computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper, Inc. See the expense table under "Fees and Expenses" for the Fund's corresponding Lipper Index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment. In certain circumstances, the Fund's Board may approve a change in the Lipper Index. For RiverSource Partners VP - Fundamental Value Fund, RiverSource Partners VP - Select Value Fund, RiverSource Partners VP - Small Cap Value Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Growth Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - Small Cap Advantage Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund the maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. For RiverSource VP - Balanced Fund the maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    89p

ADDITIONAL SERVICES AND COMPENSATION
As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource variable portfolio funds.


Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource Variable Portfolio Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource variable portfolio funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Distribution Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource Variable Portfolio Funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.



Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource Funds. The RiverSource Variable Portfolio Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to the distributor or other intermediaries that provide sub-transfer agent and other services to Fund shareholders and contract owners.


The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO RIVERSOURCE LIFE INSURANCE COMPANY AND RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

The RiverSource Variable Portfolio Funds will be sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). Within Ameriprise Financial, Inc., the Companies are allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the Funds, as a result of including these funds in the products. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Fund. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation the Companies receive from a fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.


POTENTIAL CONFLICTS OF INTEREST
Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

  90p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The RiverSource Funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP - Cash Management Fund, RiverSource
VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource
VP - High Yield Bond Fund, or RiverSource VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Asset Allocation Program. The RiverSource Variable Portfolio Funds may be included as component funds in asset allocation programs (Programs). The Programs are available to owners of certain variable annuity contracts (contract owners), and, if available to you, is described in your annuity prospectus. Under the Programs, contract owners choose asset allocation model portfolios (model portfolios). Contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses as it raises cash for money flowing out of the component fund or to buy securities with money flowing into the component fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the component fund, and could adversely affect those contract owners who own the component fund but do not participate in the Program. Large flows resulting in increased transactional expenses could detract from the achievement of a component fund's investment objective during a period of rising market prices; conversely, a large cash position may reduce the magnitude of a component fund's loss in the event of falling market prices, and provide the component fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in Programs, if you invest in a component fund, you may be impacted if the component fund is included in one or more model portfolios.


Cash Reserves. A Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short-Term Cash Fund is expected to operate at a very low expense ratio. A Fund will invest in Short-Term Cash Fund only to the extent it is consistent with the Fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    91p

BUYING AND SELLING SHARES

VALUING FUND SHARES
The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. RiverSource Variable Portfolio - Cash Management Fund's securities are valued at amortized costs. However, securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

PURCHASING SHARES
You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.


You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING
The Board has adopted a policy that the Fund will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent the Fund has significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Board has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

  92p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

DISTRIBUTIONS AND TAXES

The Funds, other than RiverSource Variable Portfolio - Balanced Fund, RiverSource Variable Portfolio - Diversified Equity Income Fund, RiverSource Partners Variable Portfolio - Fundamental Value Fund, RiverSource Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund, RiverSource Variable Portfolio - Mid Cap Growth Fund, RiverSource Variable Portfolio - Mid Cap Value Fund, RiverSource Variable Portfolio - S&P 500 Index Fund, RiverSource Partners Variable Portfolio - Select Value Fund, RiverSource Variable Portfolio - Small Cap Advantage Fund and RiverSource Partners Variable Portfolio - Small Cap Value Fund (the non-RIC Funds) will each distribute to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. The non-RIC Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENT
Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES
Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    93p

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. THE INFORMATION FOR THE FISCAL YEAR ENDED DEC. 31, 2007 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE DEC. 31, 2006 HAS BEEN AUDITED BY KPMG LLP.

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                YEAR ENDED      PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $15.61                 $15.44                 $15.18         $14.17         $13.00         $12.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .43                    .13                    .41            .35            .31            .31
Net gains (losses) (both
 realized and unrealized)         (.16)                  1.04                    .72           1.02           1.17            .82
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .27                   1.17                   1.13           1.37           1.48           1.13
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.45)                  (.10)                  (.41)          (.36)          (.31)          (.31)
Distributions from realized
 gains                            (.34)                  (.90)                  (.46)            --             --           (.14)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.79)                 (1.00)                  (.87)          (.36)          (.31)          (.45)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $15.09                 $15.61                 $15.44         $15.18         $14.17         $13.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $1,731                 $2,071                 $2,046         $2,437         $2,664         $2,416
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             .80%                   .84%(e)                .77%           .82%           .78%           .80%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     2.65%                  2.43%(e)               2.63%          2.34%          2.16%          2.48%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           118%                    38%                   130%           131%           133%           119%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  1.74%                  7.73%(g)               7.76%          9.68%         11.39%          9.40%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

  94p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Cash Management Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                       $1.00                  $1.00                  $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .05                    .02                    .04            .02             --            .01
Net gains (losses) (both
 realized and unrealized)           --(g)                  --                     --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (.05)                  (.02)                  (.04)          (.02)            --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.05)                  (.02)                  (.04)          (.02)            --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $1.00                  $1.00                  $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $1,338                 $1,055                   $999           $688           $773           $868
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c)                 .60%                   .60%(e)                .67%           .70%           .69%           .70%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     4.72%                  4.66%(e)               4.01%          1.88%           .47%           .72%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  4.75%                  1.54%(g)               4.01%          1.92%           .48%           .72%
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)  Adjusted to an annual basis.


(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.


(f)  Not annualized.


(g)  Amount rounds to zero.


RiverSource VP - Diversified Bond Fund


PER SHARE INCOME AND CAPITAL CHANGES(A)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $10.47                 $10.39                 $10.66         $10.62         $10.40         $10.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .50                    .16                    .43            .39            .38            .44
Net gains (losses) (both
 realized and unrealized)          .03                    .08                   (.27)           .06            .22            .02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .53                    .24                    .16            .45            .60            .46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.49)                  (.16)                  (.43)          (.41)          (.38)          (.44)
Tax return of capital             (.01)                    --                     --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.50)                  (.16)                  (.43)          (.41)          (.38)          (.44)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.50                 $10.47                 $10.39         $10.66         $10.62         $10.40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $4,353                 $2,745                 $2,325         $1,824         $1,696         $1,765
---------------------------------------------------------------------------------------------------------------------------------
Total expenses (c),(d)            .74%                   .74%(e)                .80%           .82%           .81%           .81%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     4.79%                  4.57%(e)               4.15%          3.65%          3.60%          4.23%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           289%                   109%                   292%           293%           295%           251%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  5.20%                  2.32%(g)               1.58%          4.27%          5.84%          4.50%
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    95p

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $15.48                 $15.09                 $13.83         $11.17          $9.65          $8.41
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .24                    .07                    .23            .20            .17            .17
Net gains (losses) (both
 realized and unrealized)          .98                   1.33                   1.80           2.65           1.51           1.24
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       1.22                   1.40                   2.03           2.85           1.68           1.41
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.25)                  (.05)                  (.22)          (.19)          (.16)          (.17)
Distributions from realized
 gains                            (.21)                  (.96)                  (.55)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.46)                 (1.01)                  (.77)          (.19)          (.16)          (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $16.24                 $15.48                 $15.09         $13.83         $11.17          $9.65
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $4,079                 $3,446                 $2,877         $1,679           $843           $370
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             .86%                   .91%(e)                .91%           .84%           .86%           .76%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     1.47%                  1.39%(e)               1.61%          1.66%          1.77%          2.13%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            29%                     5%                    27%            25%            19%            39%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  8.02%                  9.37%(g)              15.19%         25.59%         17.53%         17.00%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

  96p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Emerging Markets Fund (now known as Threadneedle VP - Emerging Markets Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $17.35                 $16.32                 $13.14          $9.80          $8.44          $7.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .14                   (.02)                   .09            .06            .09            .04
Net gains (losses) (both
 realized and unrealized)         6.11                   3.21                   3.85           3.72           1.39           1.38
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       6.25                   3.19                   3.94           3.78           1.48           1.42
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.11)                    --                   (.06)          (.06)          (.12)          (.02)
Distributions from realized
 gains                           (1.00)                 (2.16)                  (.70)          (.38)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions              (1.11)                 (2.16)                  (.76)          (.44)          (.12)          (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $22.49                 $17.35                 $16.32         $13.14          $9.80          $8.44
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $962                   $548                   $427           $192            $46            $16
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)     1.50%                  1.51%(e)               1.54%          1.55%          1.67%          2.04%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)     1.50%                  1.51%(e)               1.54%          1.55%          1.61%(f)       1.75%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)      .73%                  (.36%)(e)               .68%           .58%           .65%           .67%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           124%                    46%                   146%           120%           117%           191%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                 38.11%                 20.17%(h)              30.97%         39.60%         17.63%         20.25%
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    97p

RiverSource VP - Fundamental Value Fund (now known as RiverSource Partners VP - Fundamental Value Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                              YEAR ENDED        PERIOD ENDED DEC. 31,      PERIOD ENDED AUG. 31,
                                                             DEC. 31, 2007                    2006(B)                    2006(C)
Net asset value, beginning of period                            $10.92                 $10.03                     $10.06
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       .11                    .03                        .02
Net gains (losses) (both realized and unrealized)                  .30                    .91                       (.03)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   .41                    .94                       (.01)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                              (.11)                  (.02)                      (.02)
Distributions from realized gains                                 (.02)                  (.02)                        --
Tax return of capital                                               --                   (.01)                        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (.13)                  (.05)                      (.02)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.20                 $10.92                     $10.03
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $786                   $397                       $232
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense waiver/reimbursement(d),(e)       .99%                  1.02%(f)                   1.15%(f)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(d),(e)            .99%                  1.02%(f)                   1.07%(f),(g)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     1.03%                   .83%(f)                   1.27%(f)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            12%                     3%                         3%
--------------------------------------------------------------------------------------------------------------------------------
Total return(h)                                                  3.84%                  9.30%(i)                   (.05%)(i)
--------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

  98p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                YEAR ENDED      PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $10.90                 $10.79                 $11.02         $10.82         $10.40         $10.02
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .38                    .12                    .30            .34            .35            .34
Net gains (losses) (both
 realized and unrealized)          .44                    .11                   (.17)           .39            .73            .61
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .82                    .23                    .13            .73           1.08            .95
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.40)                  (.12)                  (.31)          (.53)          (.66)          (.57)
Distributions from realized
 gains                              --                     --                   (.05)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.40)                  (.12)                  (.36)          (.53)          (.66)          (.57)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.32                 $10.90                 $10.79         $11.02         $10.82         $10.40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $1,328                   $782                   $692           $575           $409           $312
---------------------------------------------------------------------------------------------------------------------------------
Total expenses (c),(d)           1.00%                  1.00%(e)               1.06%          1.08%          1.08%          1.09%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     3.45%                  3.22%(e)               2.85%          2.63%          2.76%          3.08%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            69%                    20%                    65%            79%           105%           102%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  7.65%                  2.15%(g)               1.27%          6.75%         10.57%          9.56%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Global Inflation Protected Securities Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                               YEAR ENDED      PERIOD ENDED DEC. 31,   YEAR ENDED AUG. 31,
                                             DEC. 31, 2007                   2006(B)                  2006        2005(C)
Net asset value, beginning of period              $9.76               $10.04                 $10.19                $10.00
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        .52                  .06                    .47                   .32
Net gains (losses) (both realized and
 unrealized)                                        .24                 (.10)                  (.26)                  .19
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    .76                 (.04)                   .21                   .51
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income               (.24)                (.24)                  (.34)                 (.32)
Distributions from realized gains                    --                   --                   (.02)                   --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.24)                (.24)                  (.36)                 (.32)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.28                $9.76                 $10.04                $10.19
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)            $820                 $582                   $403                  $116
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       .74%                 .72%(f)                .77%                  .87%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                       .72%(g)              .72%(f)                .72%(g)               .75%(f),(g)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      4.50%                1.09%(f)               4.23%                 3.42%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             80%                  --%                    75%                   29%
-------------------------------------------------------------------------------------------------------------------------
Total return(h)                                   7.93%                (.49%)(i)              2.18%                 5.22%(i)
-------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                       RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    99p

RiverSource VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007             2006(B)                  2006           2005           2004           2003
Net asset value, beginning
 of period                       $7.50                  $6.93                  $6.61          $5.69          $5.45          $5.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .08                    .01                    .06            .03            .02            .01
Net gains (losses) (both
 realized and unrealized)          .15                    .57                    .33            .91            .24            .45
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .23                    .58                    .39            .94            .26            .46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.08)                  (.01)                  (.07)          (.02)          (.02)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $7.65                  $7.50                  $6.93          $6.61          $5.69          $5.45
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $627                   $640                   $612           $392           $261           $223
---------------------------------------------------------------------------------------------------------------------------------
Total expenses (c),(d)            .89%                  1.01%(e)                .91%           .92%           .85%           .99%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     1.01%                   .59%(e)               1.04%           .42%           .27%           .20%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           116%                    30%                   156%           154%           192%           199%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  3.07%                  8.27%(g)               5.79%         16.74%          4.64%          9.29%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.


RiverSource VP - High Yield Bond Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007             2006(B)                  2006           2005           2004           2003
Net asset value, beginning
 of period                       $6.85                  $6.68                  $6.76          $6.60          $6.22          $5.66
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .50                    .16                    .47            .44            .47            .48
Net gains (losses) (both
 realized and unrealized)         (.37)                   .19                   (.09)           .16            .38            .54
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .13                    .35                    .38            .60            .85           1.02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.50)                  (.18)                  (.46)          (.44)          (.47)          (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $6.48                  $6.85                  $6.68          $6.76          $6.60          $6.22
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $1,032                 $1,216                 $1,192         $1,246         $1,130           $843
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             .87%                   .88%(e)                .87%           .83%           .82%           .83%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     7.38%                  7.35%(e)               7.02%          6.58%          7.30%          8.31%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            84%                    29%                   106%           106%           139%           141%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  1.86%                  5.43%(g)               5.76%          9.31%         14.03%         18.81%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

  100p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Income Opportunities Fund



PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007             2006(B)                  2006           2005        2004(C)
Net asset value, beginning
 of period                      $10.32                 $10.08                 $10.39         $10.29          $9.93
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .70                    .22                    .64            .59            .15
Net gains (losses) (both
 realized and unrealized)         (.44)                   .24                   (.26)           .18            .36
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .26                    .46                    .38            .77            .51
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.68)                  (.22)                  (.64)          (.59)          (.15)
Distributions from realized
 gains                            (.02)                    --                   (.05)          (.08)            --
Tax return of capital             (.02)                    --                     --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.72)                  (.22)                  (.69)          (.67)          (.15)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $9.86                 $10.32                 $10.08         $10.39         $10.29
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $736                   $409                   $259            $45            $16
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .91%                   .90%(f)                .96%          1.03%          1.55%(f)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)      .91%                   .90%(f)                .96%           .99%(g)        .99%(f),(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     6.89%                  6.72%(f)               6.39%          5.69%          6.03%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            98%                    29%                    87%            93%            36%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                  2.65%                  4.66%(i)               3.76%          7.73%          5.17%(i)
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    101p

RiverSource VP - International Opportunity Fund (now known as Threadneedle VP - International Opportunity Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $13.19                 $12.24                 $10.02          $8.23          $7.19          $7.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .13                    .02                    .12            .11            .08            .08
Net gains (losses) (both
 realized and unrealized)         1.53                   1.04                   2.27           1.80           1.05            .16
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       1.66                   1.06                   2.39           1.91           1.13            .24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.14)                  (.10)                  (.17)          (.12)          (.09)          (.05)
Tax return of capital               --                   (.01)                    --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.14)                  (.11)                  (.17)          (.12)          (.09)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $14.71                 $13.19                 $12.24         $10.02          $8.23          $7.19
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $1,195                 $1,311                 $1,266         $1,184           $974           $738
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)            1.01%                  1.08%(e)               1.12%          1.04%           .98%          1.06%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)      .94%                   .55%(e)               1.04%          1.19%           .99%          1.19%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            94%                    20%                    74%            90%           142%           102%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                 12.68%                  8.72%(g)              23.82%         23.29%         15.77%          3.48%
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Large Cap Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                               YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $25.04                 $22.91                 $21.48         $19.32         $18.04         $16.48
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .35                    .09                    .29            .24            .14            .10
Net gains (losses) (both
 realized and unrealized)          .39                   2.10                   1.43           2.15           1.28           1.56
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .74                   2.19                   1.72           2.39           1.42           1.66
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.34)                  (.06)                  (.29)          (.23)          (.14)          (.10)
Distributions from realized
 gains                            (.17)                    --                     --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.51)                  (.06)                  (.29)          (.23)          (.14)          (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $25.27                 $25.04                 $22.91         $21.48         $19.32         $18.04
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $3,023                 $3,737                 $3,733         $2,510         $2,535         $1,982
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             .86%                   .83%(e)                .82%           .80%           .85%           .85%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     1.29%                  1.16%(e)               1.30%          1.13%           .72%           .62%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            66%                    21%                    85%           132%           114%           115%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  2.93%                  9.59%(g)               8.02%         12.42%          7.87%         10.16%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

  102p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Large Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                             YEAR ENDED        PERIOD ENDED DEC. 31,                YEAR ENDED AUG. 31,
                                            DEC. 31, 2007                    2006(B)           2006           2005        2004(C)
Net asset value, beginning of period           $12.23                 $11.71                 $10.99         $10.00          $9.99
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .17                    .05                    .17            .14            .05
Net gains (losses) (both realized and
 unrealized)                                     (.22)                  1.13                    .98           1.06            .02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (.05)                  1.18                   1.15           1.20            .07
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income             (.17)                  (.05)                  (.17)          (.14)          (.06)
Distributions from realized gains                (.89)                  (.61)                  (.26)          (.07)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1.06)                  (.66)                  (.43)          (.21)          (.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $11.12                 $12.23                 $11.71         $10.99         $10.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)           $22                    $25                    $21            $15             $7
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                    1.08%                  1.23%(f)               1.20%          2.55%          2.85%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)                1.04%                  1.05%(f)               1.02%          1.05%          1.05%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    1.35%                  1.33%(f)               1.55%          1.37%          1.03%(f)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           39%                    13%                    49%            52%            24%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                                 (.46%)                10.15%(i)              10.75%         12.04%           .69%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    103p

RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $11.42                 $10.96                 $12.43         $10.11         $10.09          $8.54
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)      (.02)                   .03                   (.01)          (.04)          (.05)          (.05)
Net gains (losses) (both
 realized and unrealized)         1.58                    .91                   (.44)          2.36            .07           1.60
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       1.56                    .94                   (.45)          2.32            .02           1.55
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.01)                  (.03)                    --             --             --             --
Distributions from realized
 gains                            (.12)                  (.45)                 (1.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.13)                  (.48)                 (1.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $12.85                 $11.42                 $10.96         $12.43         $10.11         $10.09
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $593                   $690                   $709           $255           $225           $170
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             .86%                   .88%(e)                .92%           .82%           .85%          1.06%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     (.12%)                  .70%(e)               (.14%)         (.32%)         (.49%)         (.71%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            93%                    24%                    43%            34%            25%            19%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                 13.74%                  8.54%(g)              (4.43%)        23.03%           .13%         18.20%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

  104p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Mid Cap Value Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                YEAR ENDED      PERIOD ENDED DEC. 31,        YEAR ENDED AUG. 31,
                                             DEC. 31, 2007                    2006(B)           2006        2005(C)
Net asset value, beginning of period            $13.49                 $12.65                 $11.42         $10.15
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .10                    .05                    .09            .01
Net gains (losses) (both realized and
 unrealized)                                      1.29                    .98                   1.27           1.28
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                  1.39                   1.03                   1.36           1.29
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.11)                  (.05)                  (.09)          (.02)
Distributions from realized gain                  (.17)                  (.14)                  (.04)            --
-------------------------------------------------------------------------------------------------------------------
Total distributions                               (.28)                  (.19)                  (.13)          (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $14.60                 $13.49                 $12.65         $11.42
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)           $355                   $370                   $228             $7
-------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                     1.03%                  1.07%(f)               1.44%          2.97%(f)
-------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                     1.03%                  1.07%(f)               1.11%(g)       1.08%(f),(g)
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      .72%                  1.23%(f)               1.02%           .62%(f)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            77%                     4%                    60%             7%
-------------------------------------------------------------------------------------------------------------------
Total return(h)                                 10.35%                  8.07%(i)              11.93%         12.70%(i)
-------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    105p

RiverSource VP - S&P 500 Index Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                       $9.59                  $8.85                  $8.30          $7.54          $6.88          $6.24
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .15                    .04                    .13            .13            .09            .08
Net gains (losses) (both
 realized and unrealized)          .33                    .77                    .57            .76            .66            .64
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .48                    .81                    .70            .89            .75            .72
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.17)                  (.03)                  (.13)          (.13)          (.09)          (.08)
Distributions from realized
 gains                            (.07)                  (.04)                  (.02)            --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.24)                  (.07)                  (.15)          (.13)          (.09)          (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $9.83                  $9.59                  $8.85          $8.30          $7.54          $6.88
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $380                   $392                   $367           $367           $283           $171
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)      .52%                   .51%(e)                .53%           .56%           .57%           .64%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
waiver/reimbursement(c),(d),(f)      .50%                .50%(e)                .50%           .50%           .49%           .50%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     1.48%                  1.44%(e)               1.46%          1.65%          1.21%          1.31%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             4%                     2%                     6%             5%            --%             5%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                  5.01%                  9.27%(h)               8.38%(i)      11.98%         10.84%         11.51%
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.
(i) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

  106p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Select Value Fund (now known as RiverSource Partners VP - Select Value Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED    PERIOD ENDED DEC. 31,             YEAR ENDED AUG. 31,
                                    DEC. 31, 2007                  2006(B)        2006           2005        2004(C)
Net asset value, beginning of
 period                                $11.37               $11.72              $11.45          $9.95          $9.98
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .11                  .04                 .25            .05            .02
Net gains (losses) (both realized
 and unrealized)                          .59                  .79                 .44           1.55           (.03)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations          .70                  .83                 .69           1.60           (.01)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.13)                (.03)               (.25)          (.05)          (.02)
Distributions from realized gains       (1.25)               (1.15)               (.17)          (.05)            --
--------------------------------------------------------------------------------------------------------------------
Total distributions                     (1.38)               (1.18)               (.42)          (.10)          (.02)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $10.69               $11.37              $11.72         $11.45          $9.95
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $27                  $28                 $27            $23             $9
--------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            2.09%                1.22%(f)            1.19%          1.17%          1.97%(f)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)        1.05%                1.09%(f)            1.08%          1.15%          1.15%(f)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             .88%                 .95%(f)            2.19%           .45%           .50%(f)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   93%                 112%                 35%            31%            13%
--------------------------------------------------------------------------------------------------------------------
Total return(h)                         6.03%                7.13%(i)            6.17%         16.18%          (.11%)(i)
--------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    107p

RiverSource VP - Short Duration U.S. Government Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $10.13                 $10.11                 $10.21         $10.34         $10.46         $10.55
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .42                    .13                    .36            .27            .25            .27
Net gains (losses) (both
 realized and unrealized)          .10                    .02                   (.10)          (.13)          (.07)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .52                    .15                    .26            .14            .18            .22
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.42)                  (.13)                  (.36)          (.27)          (.25)          (.27)
Distributions from realized
 gains                              --                     --                     --             --           (.05)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.42)                  (.13)                  (.36)          (.27)          (.30)          (.31)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.23                 $10.13                 $10.11         $10.21         $10.34         $10.46
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $483                   $457                   $463           $484           $506           $479
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             .79%                   .77%(e)                .82%           .83%           .82%           .82%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     4.17%                  3.97%(e)               3.55%          2.67%          2.36%          2.47%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           213%                    58%                   236%           171%           135%           179%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  5.33%                  1.55%(g)               2.61%          1.43%          1.70%          2.06%
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Small Cap Advantage Fund


PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $13.03                 $13.80                 $15.11         $12.64         $11.25          $8.79
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .01                    .01                     --           (.04)          (.05)          (.02)
Net gains (losses) (both
 realized and unrealized)         (.52)                  1.11                    .61           3.14           1.44           2.48
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (.51)                  1.12                    .61           3.10           1.39           2.46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.02)                  (.01)                    --             --             --             --
Distributions from realized
 gains                            (.70)                 (1.88)                 (1.92)          (.63)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.72)                 (1.89)                 (1.92)          (.63)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $11.80                 $13.03                 $13.80         $15.11         $12.64         $11.25
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $161                   $220                   $218           $235           $184           $102
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)            1.01%                  1.08%(e)               1.06%          1.07%          1.10%          1.19%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)      .06%                   .22%(e)               (.02%)         (.28%)         (.42%)         (.20%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           150%                    74%                   132%           112%           104%           124%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                 (4.19%)                 8.14%(g)               4.40%         24.88%         12.40%         27.96%
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

  108p   RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

RiverSource VP - Small Cap Value Fund (now known as RiverSource Partners VP - Small Cap Value Fund)



PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007                    2006(B)           2006           2005           2004           2003
Net asset value, beginning
 of period                      $14.89                 $15.06                 $14.46         $13.10         $11.39          $9.52
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .11                    .02                    .06            .02           (.02)          (.03)
Net gains (losses) (both
 realized and unrealized)         (.81)                  1.46                   1.61           2.53           1.92           1.95
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       (.70)                  1.48                   1.67           2.55           1.90           1.92
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.12)                  (.02)                  (.06)          (.01)            --           (.01)
Distributions from realized
 gains                            (.44)                 (1.63)                 (1.01)         (1.18)          (.19)          (.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.56)                 (1.65)                 (1.07)         (1.19)          (.19)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $13.63                 $14.89                 $15.06         $14.46         $13.10         $11.39
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $1,024                   $619                   $549           $412           $229           $134
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(c),(d)     1.28%                  1.32%(e)               1.28%          1.28%          1.27%          1.55%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)     1.23%(f)               1.26%(e),(f)           1.24%(f)       1.28%          1.27%          1.55%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)      .73%                   .48%(e)                .41%           .12%          (.20%)         (.43%)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term
 securities)                       58%                    23%                   102%            65%            84%            87%
---------------------------------------------------------------------------------------------------------------------------------
Total return(g)                 (4.90%)                 9.99%(h)              12.28%         20.02%         16.78%         20.24%
---------------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PROSPECTUS    109p

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                       THIS PAGE LEFT BLANK INTENTIONALLY

RIVERSOURCE VARIABLE PORTFOLIO FUNDS

734 Ameriprise Financial Center

Minneapolis, MN 55474


Additional information about the Funds and their investments is available in the Funds' SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Funds or to make a shareholder inquiry, contact your financial institution or RiverSource Variable Portfolio Funds at (888) 791-3380 or through the address listed above.


Since shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E.,Washington, D.C. 20549-0102.

Investment Company Act File #s: 811-22127

                                                                       S-6466-99
AC (5/08)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)


RIVERSOURCE

VARIABLE PORTFOLIO - CORE EQUITY FUND


PROSPECTUS MAY 1, 2008

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

THIS FUND IS CLOSED TO NEW INVESTORS.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF
THE FUND DIRECTLY. YOU INVEST BY OWNING RIVERSOURCE VARIABLE
ANNUITY FUND A OR RIVERSOURCE VARIABLE ANNUITY FUND B AND
ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE ACCOUNT THAT
INVESTS IN THE FUND.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      5p
Fees and Expenses...........................................      7p
Other Investment Strategies and Risks.......................      8p
Fund Management and Compensation............................      9p
BUYING AND SELLING SHARES...................................     12P
Valuing Fund Shares.........................................     12p
Purchasing Shares...........................................     12p
Transferring/Selling Shares.................................     12p
DISTRIBUTIONS AND TAXES.....................................     13P
FINANCIAL HIGHLIGHTS........................................     14P



RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource Variable Portfolio," "RiverSource Partners Variable Portfolio," "Disciplined Asset Allocation" and "Threadneedle Variable Portfolio". These funds have the same Board of Trustees. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and variable annuity contracts offered by affiliated insurance companies. The RiverSource complex of funds also includes mutual funds available for direct investment. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


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2P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS

THE FUND

The Fund may have a name, portfolio manager, objective, investment strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. The Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The performance results of the Fund may differ significantly from any publicly-traded retail mutual fund.

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will hold both growth and value companies and at times may favor one more than the other based on available opportunities.

When optimizing for growth, the investment manager invests in companies it believes to have above-average long-term growth potential, or technological superiority, and it selects investments based, among other factors, on:

- Effective management.

- Financial strength.

- Competitive market or product position.

- Technological advantage relative to other companies.

When optimizing for value, the investment manager invests in companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation, and it selects investments based, among other factors, on:

- Identifying a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

- Identifying stocks that are undervalued:

  - because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market;

  - because one or more of their valuation ratios are low relative to historical levels for the stock;

  - because one or more of their valuation ratios or other financial measures make that stock attractive relative to its peers; or

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         RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS 3P

  - because they are undervalued relative to their intrinsic value, as identified by the investment manager.

In evaluating whether to sell a security, the investment manager considers factors including, among others, whether:

- The security is overvalued relative to other potential investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- Potential losses, due to factors such as a market down-turn, can be minimized.

- A more attractive opportunity has been identified.

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of

--------------------------------------------------------------------------------

4P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS the initial investment. See the SAI for more information on derivative instruments and related risks.


FOREIGN RISK. The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stock and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.


PAST PERFORMANCE



The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:



- how the Fund's performance has varied for each full calendar year shown on the bar chart; and



- how the Fund's average annual total returns compare to recognized indexes shown on the table.


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         RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS 5P

Both the bar chart and the table assume that all distributions have been reinvested. The results do not reflect the expenses that apply to the variable accounts and contracts. Inclusion of these charges would reduce total returns for all periods shown. For purposes of the calculations, we assumed the deduction of applicable Fund expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

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         RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND PERFORMANCE


                           (BASED ON CALENDAR YEARS)

                                                                                           +6.57%     +15.79%    +3.32%
                                                                                            2005       2006       2007



During the periods shown in the bar chart, the highest return for a calendar quarter was +7.48% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -4.74% (quarter ended Dec. 31, 2007).



The Fund's year-to-date return at March 31, 2008 was -10.53%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)



                                                                         SINCE
                                                              1 YEAR   INCEPTION

 RiverSource Variable Portfolio -- Core Equity Fund           +3.32%     +9.83%(a)
 Russell 1000(R) Index (reflects no deduction for fees,
 expenses or taxes)                                           +5.77%    +11.51%(b)
 S&P 500 Index (reflects no deduction for fees, expenses or
 taxes)                                                       +5.49%    +10.90%(b)
 Lipper Large-Cap Core Funds Index                            +6.63%    +10.58%(b)



(a)  Inception date is Sept. 10, 2004.



(b)  Measurement period started Oct. 1, 2004.



Performance information prior to Feb. 1, 2008 represents that of RiverSource Variable Portfolio -- Core Equity Fund, a series of RiverSource Variable Portfolio -- Select Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.


The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

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6P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS

FEES AND EXPENSES

Because the Fund is the underlying investment vehicle for an annuity contract, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract, including those that may be associated with surrender or withdrawal. Any charges that apply to the variable account and your contract are described in the annuity contract prospectus.


The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity and allocate your purchase payments to the variable account that invests in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract, which are disclosed in your separate annuity contract prospectus. If the additional fees or sales charges imposed by your annuity contract were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
 Management fees                                                0.40%
 Distribution (12b-1) fees                                      0.00%
 Other expenses(a)                                              0.08%
 Total annual fund operating expenses                           0.48%
 Fee waiver/expense reimbursement                               0.08%
 Total annual (net) fund operating expenses(b)                  0.40%



(a) Other expenses include a custody fee and other nonadvisory expenses. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds), which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses indefinitely. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.40%.

EXAMPLE

This example assumes that you invest $10,000 in a variable account that invests in the Fund for the time periods indicated and assumes that the investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                              $41         $129         $225          $508


THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE VARIABLE ACCOUNT OR THE CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.

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         RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS 7P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments from year-to-year, will be shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

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8P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS

Directed Brokerage. The Fund's Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.


Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.40% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Robert Ewing, CFA, Portfolio Manager

- Managed the Fund since 2004.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1990 to 2002.

- Began investment career in 1988.

- BS, Boston College Carroll School of Management.

Nick Thakore, Portfolio Manager

- Managed the Fund since 2004.

- Joined RiverSource Investments in 2002.

- Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1993 to 2002.

- Began investment career in 1993.

- MBA, Wharton School at University of Pennsylvania.

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         RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS 9P

Mr. Thakore provides direct day-to-day management for approximately one-third of the portfolio optimizing for growth. Mr. Ewing provides direct day-to-day management for approximately one-third of the portfolio optimizing for value. Messrs. Ewing and Thakore coordinate day-to-day management of the remainder of the portfolio, allocating approximately one-third of the portfolio among a team of research analysts who select investments in their allocations based on the sectors that they cover. These allocations are generally consistent with the sector weightings of the S&P 500 Index, an unmanaged index of common stocks, but allocations may vary.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


Information prior to Feb. 1, 2008 presented in the section entitled "Investment Manager" represents that of RiverSource Variable Portfolio -- Core Equity Fund, a series of RiverSource Variable Portfolio -- Select Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date.


ADDITIONAL SERVICES AND COMPENSATION

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the Fund. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the Fund. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the Fund.

The SAI provides additional information about the services provided for the agreements set forth above.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

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10P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Cash Reserves. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short-Term Cash Fund is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Portfolio Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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        RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS 11P

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received by the Fund or the authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract. Any charges that apply to the variable account and your contract are described in your annuity contract prospectus.

You may transfer all or part of your value in a variable account investing in shares of the Fund to the fixed account as outlined in your annuity contract prospectus. The Fund is the only investment option available under the variable account.

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12P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS

Market timing is frequent or short-term trading activity. Market timing may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. Due to the transfer restrictions under the annuity contract between the fixed account and the variable account investing in shares of the Fund, a contract owner may not engage in frequent or short-term trading, thereby mitigating the risks of market timing. For this reason, market timing monitoring procedures have not been established for the Fund. Please refer to your annuity contract prospectus for specific details on transfer restrictions between the fixed and variable accounts.

You may provide instructions to sell any shares you have allocated to the variable account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or the authorized insurance company. Please refer to your annuity contract prospectus for more information about surrenders and withdrawals.

DISTRIBUTIONS AND TAXES


The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts).


REINVESTMENT

Since all distributions by the Fund are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.


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        RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS 13P

FINANCIAL HIGHLIGHTS



THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE RETURNS DO NOT REFLECT THE EXPENSES THAT APPLY TO THE VARIABLE ACCOUNT OR THE CONTRACT. INCLUSION OF THESE CHARGES WOULD REDUCE TOTAL RETURN FOR ALL PERIODS SHOWN. ON SEPT. 10, 2004, THE FUND ACQUIRED THE ASSETS OF IDS LIFE VARIABLE ANNUITY FUND A (FUND A) AND IDS LIFE VARIABLE ANNUITY FUND B (FUND B), WHICH WERE SEGREGATED ASSET ACCOUNTS. FOR ACCOUNTING AND FINANCIAL STATEMENT PURPOSES FUND B IS THE ACCOUNTING SURVIVOR. INFORMATION SINCE SEPT. 10, 2004 RELATES TO THE FUND. THE INFORMATION PRIOR TO SEPT. 10, 2004 RELATES TO FUND B AND IS DERIVED FROM ITS FINANCIAL STATEMENTS.



THE INFORMATION FOR THE FISCAL YEARS ENDED DEC. 31, 2007 AND DEC. 31, 2003 (WHICH RELATES TO FUND B) HAVE BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED DEC. 31, 2006, 2005 AND 2004 HAVE BEEN AUDITED BY KPMG LLP.


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14P RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED DEC. 31,    2007              2006              2005           2004(B)
Net asset value, beginning of
 period                          $10.97         $11.14            $10.64            $10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)        .19            .17               .16               .05
Net gains (losses) (both
 realized and unrealized)           .15           1.41               .53               .64
------------------------------------------------------------------------------------------
Total from investment
 operations                         .34           1.58               .69               .69
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.17)          (.17)             (.16)             (.05)
Distributions from realized
 gains                             (.84)         (1.58)             (.03)               --
------------------------------------------------------------------------------------------
Total distributions               (1.01)         (1.75)             (.19)             (.05)
------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $10.30         $10.97            $11.14            $10.64
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                         $365           $432              $466              $529
------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(e),(f)       .48%           .45%              .45%              .40%
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)       .40%(g),(h)      .40%(g),(h)      .40%(g),(h)      .40%(i)
------------------------------------------------------------------------------------------
Net investment income (loss)      1.68%          1.63%             1.48%             1.73%(i)
------------------------------------------------------------------------------------------
Portfolio turnover rate             65%            73%              121%               45%
------------------------------------------------------------------------------------------
Total return(e)                   3.32%(j)      15.79%(j)          6.57%(j)          6.95%(j),(k)
------------------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL   PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED DEC. 31,     2004(C)           2004(D)           2003
Net asset value, beginning of
 period                           $10.14            $10.14          $7.96
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)         .01               .06            .01
Net gains (losses) (both
 realized and unrealized)           (.15)              .49           2.17
------------------------------------------------------------------------------------------
Total from investment
 operations                         (.14)              .55           2.18
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               --              (.05)            --
Distributions from realized
 gains                                --                --             --
------------------------------------------------------------------------------------------
Total distributions                   --              (.05)            --
------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.00            $10.64         $10.14
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
Net assets, end of period (in
 millions)                          $296              $529           $337
------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(e),(f)       1.40%              .99%          1.40%
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)       1.40%(i)           .99%          1.40%
------------------------------------------------------------------------------------------
Net investment income (loss)        .11%(i)           .79%           .08%
------------------------------------------------------------------------------------------
Portfolio turnover rate              77%              135%           104%
------------------------------------------------------------------------------------------
Total return(e)                   (1.38%)(k)         5.42%         27.45%
------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.


(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.


(c)  For the period from Jan. 1, 2004 to Sept. 10, 2004.


(d)  For the period from Jan. 1, 2004 to Dec. 31, 2004.


(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.


(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(h) Expense ratio is before reduction of earnings and bank credits on cash balances.


(i)  Adjusted to an annual basis.


(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


(k)  Not annualized.


--------------------------------------------------------------------------------


        RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2008 PROSPECTUS 15P


                                           RIVERSOURCE VARIABLE PORTFOLIO FUNDS
                                           734 Ameriprise Financial Center
       (RIVERSOURCE INVESTMENTS LOGO)      Minneapolis, MN 55474


       Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or to make a shareholder inquiry, contact your financial institution or RiverSource Variable Portfolio Funds at (888) 791-3380 or through the address listed above.

       Shares of the Fund are offered generally only to insurance company separate accounts to serve as an investment vehicle for variable annuity contracts. They are not offered to the public. Because of this, the Fund's offering documents and shareholder reports are not available on our public website at riversource.com/funds.

       You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's
       (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call
       1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's
       Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

                                                                                                          S-6347-99 F (5/08)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2008



RIVERSOURCE VARIABLE SERIES TRUST



  RiverSource Partners Variable Portfolio - Fundamental Value Fund



  RiverSource Partners Variable Portfolio - Select Value Fund



  RiverSource Partners Variable Portfolio - Small Cap Value Fund




  RiverSource Variable Portfolio - Balanced Fund

  RiverSource Variable Portfolio - Cash Management Fund



  RiverSource Variable Portfolio - Core Equity Fund*

  RiverSource Variable Portfolio - Diversified Bond Fund

  RiverSource Variable Portfolio - Diversified Equity Income Fund




  RiverSource Variable Portfolio - Global Bond Fund


  RiverSource Variable Portfolio - Global Inflation Protected Securities Fund

  RiverSource Variable Portfolio - Growth Fund

  RiverSource Variable Portfolio - High Yield Bond Fund

  RiverSource Variable Portfolio - Income Opportunities Fund



  RiverSource Variable Portfolio - Large Cap Equity Fund

  RiverSource Variable Portfolio - Large Cap Value Fund

  RiverSource Variable Portfolio - Mid Cap Growth Fund

  RiverSource Variable Portfolio - Mid Cap Value Fund

  RiverSource Variable Portfolio - S&P 500 Index Fund



  RiverSource Variable Portfolio - Short Duration U.S. Government Fund

  RiverSource Variable Portfolio - Small Cap Advantage Fund


  Threadneedle Variable Portfolio - Emerging Markets Fund



  Threadneedle Variable Portfolio - International Opportunity Fund



--------



*    This Fund is closed to new investors.


This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated May 1, 2008.


Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies.............................     p. 4
Investment Strategies and Types of Investments.................................     p. 6
Information Regarding Risks and Investment Strategies..........................     p. 8
Securities Transactions........................................................    p. 30
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager...    p. 37
Valuing Fund Shares............................................................    p. 39
Portfolio Holdings Disclosure..................................................    p. 40
Proxy Voting...................................................................    p. 42
Selling Shares.................................................................    p. 44
Capital Loss Carryover.........................................................    p. 44
Taxes..........................................................................    p. 45
Service Providers..............................................................    p. 47
     Investment Management Services............................................    p. 47
     Administrative Services...................................................    p. 65
     Transfer Agency Services..................................................    p. 66
     Distribution Services.....................................................    p. 66
     Plan and Agreement of Distribution........................................    p. 66
     Custodian Services........................................................    p. 67
     Board Services Corporation................................................    p. 68
Organizational Information.....................................................    p. 68
Board Members and Officers.....................................................    p. 73
Control Persons and Principal Holders of Securities............................    p. 78
Information Regarding Pending and Settled Legal Proceedings....................    p. 79
Independent Registered Public Accounting Firm..................................    p. 79
Appendix A: Description of Ratings.............................................   p. A-1
Appendix B: Additional Information About S&P 500 Index.........................   p. B-1



LIST OF TABLES

1.   Fund Fiscal Year Ends and Investment Categories.............................    p. 3
2.   Fundamental Policies........................................................    p. 4
3.   Investment Strategies and Types of Investments..............................    p. 6
4.   Total Brokerage Commissions.................................................   p. 33
5.   Brokerage Directed for Research and Turnover Rates..........................   p. 34
6.   Securities of Regular Brokers or Dealers....................................   p. 35
7.   Brokerage Commissions Paid to Investment Manager or Affiliates..............   p. 38
8.   Valuing Fund Shares.........................................................   p. 39
9.   Capital Loss Carryover......................................................   p. 44
10.  Investment Management Services Agreement Fee Schedule.......................   p. 47
11.  PIA Indexes.................................................................   p. 51
12.  Performance Incentive Adjustment Calculation................................   p. 52
13.  Management Fees and Nonadvisory Expenses....................................   p. 53
14.  Subadvisers and Subadvisory Agreement Fee Schedules.........................   p. 54
15.  Subadvisory Fees............................................................   p. 55
16.  Portfolio Managers..........................................................   p. 56
17.  Administrative Services Agreement Fee Schedule..............................   p. 65
18.  Administrative Fees.........................................................   p. 65
19.  12b-1 Fees..................................................................   p. 67
20.  Fund History Table for RiverSource Funds....................................   p. 69
21.  Board Members...............................................................   p. 73
22.  Fund Officers...............................................................   p. 74
23.  Board Member Holdings -- All Funds..........................................   p. 76
24.  Board Member Compensation -- All Funds......................................   p. 76
25.  Board Member Compensation -- Individual Funds...............................   p. 77






RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                   Page 2

Throughout this SAI, the funds are referred to as follows:


RiverSource Partners Variable Portfolio - Fundamental Value Fund (Fundamental Value)


RiverSource Partners Variable Portfolio - Select Value Fund (Select Value)


RiverSource Partners Variable Portfolio - Small Cap Value Fund (Small Cap Value)

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management)


RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond) RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)


RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Global Inflation Protected Securities)
RiverSource Variable Portfolio - Growth Fund (Growth)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond) RiverSource Variable Portfolio - Income Opportunities Fund (Income Opportunities)


RiverSource Variable Portfolio - Large Cap Equity Fund (Large Cap Equity) RiverSource Variable Portfolio - Large Cap Value Fund (Large Cap Value) RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth) RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value) RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)


RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)
RiverSource Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)



Threadneedle Variable Portfolio - Emerging Markets Fund (Emerging Markets)


Threadneedle Variable Portfolio - International Opportunity Fund (International Opportunity)


The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES


FUND*                                                      FISCAL YEAR END   FUND INVESTMENT CATEGORY
--------------------------------------------------------------------------------------------------------
Balanced                                                     December 31           Balanced
--------------------------------------------------------------------------------------------------------
Cash Management                                              December 31           Money market
--------------------------------------------------------------------------------------------------------
Core Equity                                                  December 31           Equity
--------------------------------------------------------------------------------------------------------
Diversified Bond                                             December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Diversified Equity Income                                    December 31           Equity
--------------------------------------------------------------------------------------------------------
Emerging Markets                                             December 31           Equity
--------------------------------------------------------------------------------------------------------
Fundamental Value                                            December 31           Equity
--------------------------------------------------------------------------------------------------------
Global Bond                                                  December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                        December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Growth                                                       December 31           Equity
--------------------------------------------------------------------------------------------------------
High Yield Bond                                              December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Income Opportunities                                         December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
International Opportunity                                    December 31           Equity
--------------------------------------------------------------------------------------------------------
Large Cap Equity                                             December 31           Equity
--------------------------------------------------------------------------------------------------------
Large Cap Value                                              December 31           Equity
--------------------------------------------------------------------------------------------------------
Mid Cap Growth                                               December 31           Equity
--------------------------------------------------------------------------------------------------------
Mid Cap Value                                                December 31           Equity
--------------------------------------------------------------------------------------------------------
S&P 500 Index                                                December 31           Equity
--------------------------------------------------------------------------------------------------------
Select Value                                                 December 31           Equity
--------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                               December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Small Cap Advantage                                          December 31           Equity
--------------------------------------------------------------------------------------------------------
Small Cap Value                                              December 31           Equity
--------------------------------------------------------------------------------------------------------




* All funds, except Core Equity, changed fiscal year ends in 2006 from Aug. 31, to Dec. 31. For 2006, the information shown for all funds other than Core Equity is for the period from Sept. 1, 2006 through Dec. 31, 2006, unless otherwise noted. For years prior to 2006, the fiscal period ended Aug. 31.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                   Page 3

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.


    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.


FOR EACH FUND EXCEPT CASH MANAGEMENT: The fund will not:

    - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

ADDITIONALLY FOR CASH MANAGEMENT: The fund will not:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

    - Intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                        A             B                C                  D
                                                   BUY OR SELL   BUY OR SELL     BUY MORE THAN    INVEST MORE THAN
FUND                                               REAL ESTATE   COMMODITIES   10% OF AN ISSUER    5% IN AN ISSUER
------------------------------------------------------------------------------------------------------------------
Balanced                                                A1            B1              C1                 D1

------------------------------------------------------------------------------------------------------------------
Cash Management                                         A2            --              C1                 D1
------------------------------------------------------------------------------------------------------------------
Core Equity                                             A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Diversified Bond                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Emerging Markets                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                   Page 4

                                                        A             B                C                  D
                                                   BUY OR SELL   BUY OR SELL     BUY MORE THAN    INVEST MORE THAN
FUND                                               REAL ESTATE   COMMODITIES   10% OF AN ISSUER    5% IN AN ISSUER
------------------------------------------------------------------------------------------------------------------
Fundamental Value                                       A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Global Bond                                             A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                   A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Growth                                                  A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
High Yield Bond                                         A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Income Opportunities                                    A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
International Opportunity                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Large Cap Value                                         A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                           A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Select Value                                            A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                     A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Small Cap Value                                         A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------


A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. BUY MORE THAN 10% OF AN ISSUER
   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                   Page 5

FOR CASH MANAGEMENT:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR ALL FUNDS EXCEPT CASH MANAGEMENT, EMERGING MARKETS, GLOBAL BOND, GLOBAL INFLATION PROTECTED SECURITIES, INTERNATIONAL OPPORTUNITY AND S&P 500 INDEX:
    - Up to 25% of the fund's net assets may be invested in foreign investments.



INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


INVESTMENT STRATEGY                                      BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Agency and government securities                             -              -           -         -
--------------------------------------------------------------------------------------------------------
Borrowing                                                    -              -           -         -
--------------------------------------------------------------------------------------------------------
Cash/money market instruments                                -              -           -         -
--------------------------------------------------------------------------------------------------------
Collateralized bond obligations                              -              -           -        --
--------------------------------------------------------------------------------------------------------
Commercial paper                                             -              -           -         -
--------------------------------------------------------------------------------------------------------
Common stock                                                 -          -   A           -        --
--------------------------------------------------------------------------------------------------------
Convertible securities                                       -              -           -        --
--------------------------------------------------------------------------------------------------------
Corporate bonds                                              -              -           -         -
--------------------------------------------------------------------------------------------------------
Debt obligations                                             -              -           -         -
--------------------------------------------------------------------------------------------------------
Depositary receipts                                          -          -   B           -        --
--------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)       -              -           -        --
--------------------------------------------------------------------------------------------------------
Exchange-traded funds                                        -              -           -        --
--------------------------------------------------------------------------------------------------------
Floating rate loans                                          -              -          --        --
--------------------------------------------------------------------------------------------------------
Foreign currency transactions                                -              -           -        --
--------------------------------------------------------------------------------------------------------
Foreign securities                                           -              -           -         -
--------------------------------------------------------------------------------------------------------
Funding agreements                                           -              -           -         -
--------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                      -              -           -        --
--------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                           -              -           -         -
--------------------------------------------------------------------------------------------------------
Indexed securities                                           -              -           -        --
--------------------------------------------------------------------------------------------------------
Inflation protected securities                               -              -           -        --
--------------------------------------------------------------------------------------------------------
Inverse floaters                                             -              -           C        --
--------------------------------------------------------------------------------------------------------
Investment companies                                         -              -           -         -
--------------------------------------------------------------------------------------------------------
Lending of portfolio securities                              -              -           -         -
--------------------------------------------------------------------------------------------------------
Loan participations                                          -              -           -        --
--------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                        -              -       -   D         -
--------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                        -              -           E        --
--------------------------------------------------------------------------------------------------------
Municipal obligations                                        -              -           -        --
--------------------------------------------------------------------------------------------------------
Preferred stock                                              -          -   F           -        --
--------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                   Page 6

INVESTMENT STRATEGY                                      BALANCED   FIXED INCOME   EQUITY   MONEY MARKET
--------------------------------------------------------------------------------------------------------
Real estate investment trusts                                -              -           -        --
--------------------------------------------------------------------------------------------------------
Repurchase agreements                                        -              -           -         -
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                -              -           -         -
--------------------------------------------------------------------------------------------------------
Short sales                                                  G              G           G        --
--------------------------------------------------------------------------------------------------------
Sovereign debt                                               -              -           -         -
--------------------------------------------------------------------------------------------------------
Structured investments                                       -              -           -        --
--------------------------------------------------------------------------------------------------------
Swap agreements                                              -              -           -        --
--------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                        -              -           -         -
--------------------------------------------------------------------------------------------------------
Warrants                                                     -              -           -        --
--------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments               -              -           -        --
--------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities          -              -           -        --
--------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in common stock: Short Duration U.S. Government.

B.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

C. The following funds are authorized to invest in inverse floaters: Large Cap Equity.

D. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

E.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Large Cap Equity.

F. The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.

G. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                   Page 7

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.


BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.


CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.



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EXCHANGE-TRADED FUND (ETF) RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.


FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as



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collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.


LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.


SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the


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size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING



If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.


CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security


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generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities.


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In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less


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than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.


Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.



Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be


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made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own


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behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank marketconducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.



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A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse


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market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock


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exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for


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certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.



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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not


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provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The


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market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.



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PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES



In short selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.



Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.




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A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.



Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.



Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.


SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from


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one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.



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Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 29
generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 30

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.


The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.


Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 31

Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.


TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 32

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


                                       TOTAL BROKERAGE COMMISSIONS
---------------------------------------------------------------------------------------------------------
FUND                                                  2007         2006*       2006**        2005
---------------------------------------------------------------------------------------------------------
Balanced                                           $  912,635   $  366,880   $1,457,397   $2,213,104
---------------------------------------------------------------------------------------------------------
Cash Management                                             0            0            0            0
---------------------------------------------------------------------------------------------------------
Core Equity                                           753,584      965,108          N/A    1,668,477
---------------------------------------------------------------------------------------------------------
Diversified Bond                                      113,273       18,339       60,239       75,344
---------------------------------------------------------------------------------------------------------
Diversified Equity Income                           2,052,277      427,522    1,474,715    1,115,276
---------------------------------------------------------------------------------------------------------
Emerging Markets                                    3,753,339      768,369    2,696,840      946,745
---------------------------------------------------------------------------------------------------------
Fundamental Value                                     257,751       68,624      111,005(a)       N/A
---------------------------------------------------------------------------------------------------------
Global Bond                                            37,446        5,531       12,429        6,636
---------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                   9,306            0            0            0(b)
---------------------------------------------------------------------------------------------------------
Growth                                              2,264,159      705,156    2,681,012    1,601,547
---------------------------------------------------------------------------------------------------------
High Yield Bond                                             0            0            0            0
---------------------------------------------------------------------------------------------------------
Income Opportunities                                        0            0            0            0
---------------------------------------------------------------------------------------------------------
International Opportunity                           2,579,729      537,511    2,616,958    2,686,564
---------------------------------------------------------------------------------------------------------
Large Cap Equity                                    6,387,054    2,518,889    7,377,290    9,980,403
---------------------------------------------------------------------------------------------------------
Large Cap Value                                        19,008        6,413       17,873       17,813
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                                      1,641,439      409,650      490,467      213,445
---------------------------------------------------------------------------------------------------------
Mid Cap Value                                         462,435       99,155      196,797        3,616(c)
---------------------------------------------------------------------------------------------------------
S&P 500 Index                                           9,899        3,678       11,852       22,302
---------------------------------------------------------------------------------------------------------
Select Value                                           46,356       54,499       22,567       23,335
---------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                         22,532        4,437       16,686       10,692
---------------------------------------------------------------------------------------------------------
Small Cap Advantage                                   886,355      589,282      937,151      742,376
---------------------------------------------------------------------------------------------------------
Small Cap Value                                     1,707,424      382,824    1,323,666      742,999
---------------------------------------------------------------------------------------------------------




     * In 2006, all funds except Core Equity changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.




   (a) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.



   (b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.





   (c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 33

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


-----------------------------------------------------------------------------------------------------------------------------
                                                 BROKERAGE DIRECTED FOR RESEARCH*
                                          ----------------------------------------------
                                                                   AMOUNT OF COMMISSIONS
                                          AMOUNT OF TRANSACTIONS      IMPUTED OR PAID           TURNOVER RATES
                                          -----------------------------------------------------------------------------------
FUND                                               2007                     2007           2007   2006**   2006***
-----------------------------------------------------------------------------------------------------------------------------
Balanced                                       $140,204,166               $153,439          118%     38%     130%
-----------------------------------------------------------------------------------------------------------------------------
Cash Management                                           0                      0          N/A     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------
Core Equity                                      81,354,798                105,589           65      73      N/A
-----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                          0                      0          289     109      292
-----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                       282,136,837                275,821           29       5       27
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                          0                      0          124      46      146
-----------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                         0                      0           12       3        3(a)
-----------------------------------------------------------------------------------------------------------------------------
Global Bond                                               0                      0           69      20       65
-----------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                     0                      0           80       0       75
-----------------------------------------------------------------------------------------------------------------------------
Growth                                          213,252,140                311,664          116      30      156
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                           0                      0           84      29      106
-----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                      0                      0           98      29       87
-----------------------------------------------------------------------------------------------------------------------------
International Opportunity                                 0                      0           94      20       74
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                652,127,620                859,246           66      21       85
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   2,862,233                  3,137           39      13       49
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                            0                      0           93      24       43
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                    21,823,189                 35,130           77       4       60
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                             0                      0            4       2        6
-----------------------------------------------------------------------------------------------------------------------------
Select Value                                     16,994,775                  6,909           93     112       35
-----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                            0                      0          213      58      236
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                              50,531,522                 89,921          150      74      132
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                 406,407,897                346,444           58      23      102
-----------------------------------------------------------------------------------------------------------------------------





     * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

    ** In 2006, all funds except Core Equity changed fiscal year ends from Aug.
       31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

   *** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.




   (a) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 34

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

                TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------
Balanced                               Bear Stearns Commercial Mtge Securities                  $ 3,433,394
                                       ----------------------------------------------------------------------------
                                       Bear Stearns Adjustable Rate Mortgage Trust                4,473,237
                                       ----------------------------------------------------------------------------
                                       ChaseFlex Trust                                            1,956,173
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                 23,113,095
                                       ----------------------------------------------------------------------------
                                       Citigroup Commercial Mtge Trust                            3,851,628
                                       ----------------------------------------------------------------------------
                                       Citigroup/Deutsche Bank Commercial Mtge Trust                777,160
                                       ----------------------------------------------------------------------------
                                       Credit Suisse Mortgage Capital Ctfs                        2,723,576
                                       ----------------------------------------------------------------------------
                                       CS First Boston Mtge Securities                            2,850,461
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                         1,107,568
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                        3,014,987
                                       ----------------------------------------------------------------------------
                                       GS Mortgage Securities II                                  5,278,441
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                     21,318,956
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Bank                                       2,623,914
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Commercial Mtge Securities                21,065,993
                                       ----------------------------------------------------------------------------
                                       LB-UBS Commercial Mtge Trust                               9,101,089
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                   9,126,968
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                        9,685,395
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                            12,061,465
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Capital 1                                   4,577,455
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                               4,056,973
-------------------------------------------------------------------------------------------------------------------
Cash Management                        Bear Stearns Companies                                    10,000,000
                                       ----------------------------------------------------------------------------
                                       Citigroup Funding                                         29,252,144
                                       ----------------------------------------------------------------------------
                                       Credit Suisse NY                                          31,000,000
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                       50,586,410
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                  35,793,191
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase                                           39,886,429
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Bank                                       7,000,000
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                       51,937,652
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             9,999,609
-------------------------------------------------------------------------------------------------------------------
Core Equity                            Citigroup                                                  3,158,559
                                       ----------------------------------------------------------------------------
                                       Franklin Resource                                            287,448
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                        1,254,817
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                      3,619,370
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                     905,362
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                        1,427,781
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             1,886,786
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                                 650,395
-------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 35

                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                       Bear Stearns Adjustable Rate Mortgage Trust               22,473,807
                                       ----------------------------------------------------------------------------
                                       Bear Stearns Commercial Mtge Securities                   18,791,926
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                  5,269,281
                                       ----------------------------------------------------------------------------
                                       Citigroup Commercial Mtge Trust                           19,886,769
                                       ----------------------------------------------------------------------------
                                       Citigroup/Deutsche Bank Commercial MtgeTrust               1,754,876
                                       ----------------------------------------------------------------------------
                                       Credit Suisse Mortgage Capital Ctfs                       14,491,988
                                       ----------------------------------------------------------------------------
                                       CS First Boston Mtge Securities                           54,041,357
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                        1,960,966
                                       ----------------------------------------------------------------------------
                                       GS Mtge Securities II                                     27,490,490
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                      6,484,869
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Bank                                      17,116,463
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Commercial Mtge Securities                97,327,491
                                       ----------------------------------------------------------------------------
                                       LB-UBS Commercial Mtge Trust                              45,685,403
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                  26,673,676
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                        3,632,050
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                            20,537,887
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Capital 1                                  18,202,209
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Mtge Loan Trust                            23,475,561
-------------------------------------------------------------------------------------------------------------------
Diversified Equity Income              Citigroup                                                 71,337,624
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                     27,632,763
-------------------------------------------------------------------------------------------------------------------
Emerging Markets                       None                                                             N/A
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                      Citigroup Funding                                          6,752,358
                                       ----------------------------------------------------------------------------
                                       E*Trade Financial                                            148,390
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                     28,132,425
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch                                             10,265,012
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             3,598,203
-------------------------------------------------------------------------------------------------------------------
Global Bond                            Bear Stearns Commercial Mtge Securities                    2,073,594
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                  5,759,583
                                       ----------------------------------------------------------------------------
                                       Citigroup Commercial Mtge Trust                            6,566,417
                                       ----------------------------------------------------------------------------
                                       Citigroup/Deutsche Bank Commercial Mtge Trust              1,077,995
                                       ----------------------------------------------------------------------------
                                       Credit Suisse Mortgage Capital Ctfs                        3,469,330
                                       ----------------------------------------------------------------------------
                                       CS First Boston Mtge Securities                            3,502,916
                                       ----------------------------------------------------------------------------
                                       GS Mortgage Securities II                                 10,476,829
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Bank                                         844,127
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase Commercial Mtge Securities                28,839,606
                                       ----------------------------------------------------------------------------
                                       LB-UBS Commercial Mtge Trust                               9,786,732
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                   4,048,410
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                          126,995
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             1,299,073
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Capital I                                   2,297,204
-------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities  None                                                             N/A
-------------------------------------------------------------------------------------------------------------------
Growth                                 Goldman Sachs Group                                          736,546
-------------------------------------------------------------------------------------------------------------------
High Yield Bond                        LaBranche & Co.                                            3,811,253
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                   4,819,460
                                       ----------------------------------------------------------------------------
                                       Nuveen Investments                                         5,384,730
-------------------------------------------------------------------------------------------------------------------
Income Opportunities                   Lehman Brothers Holdings                                   1,964,817
                                       ----------------------------------------------------------------------------
                                       Nuveen Investments                                         2,683,099
-------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 36

                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------
International Opportunity              None                                                             N/A
-------------------------------------------------------------------------------------------------------------------
Large Cap Equity                       Citigroup                                                 25,696,204
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                         2,358,173
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                       10,130,790
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                     29,258,988
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                   7,360,691
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                       11,543,347
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                            15,326,271
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                               5,258,040
-------------------------------------------------------------------------------------------------------------------
Large Cap Value                        Citigroup                                                    441,070
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                            23,687
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                           54,623
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                        410,790
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                     105,489
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                          182,673
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                               189,071
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                                  80,881
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         TD Ameritrade Holding                                     10,558,521
                                       ----------------------------------------------------------------------------
                                       Legg Mason                                                 2,413,584
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          None                                                             N/A
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index                          Ameriprise Financial                                         369,568
                                       ----------------------------------------------------------------------------
                                       Bear Stearns Companies                                       294,490
                                       ----------------------------------------------------------------------------
                                       Citigroup                                                  4,251,754
                                       ----------------------------------------------------------------------------
                                       E*Trade Financial                                             43,523
                                       ----------------------------------------------------------------------------
                                       Franklin Resources                                           534,960
                                       ----------------------------------------------------------------------------
                                       Goldman Sachs Group                                        2,474,150
                                       ----------------------------------------------------------------------------
                                       Legg Mason                                                   284,188
                                       ----------------------------------------------------------------------------
                                       Lehman Brothers Holdings                                   1,003,719
                                       ----------------------------------------------------------------------------
                                       JP Morgan Chase & Co.                                      4,241,689
                                       ----------------------------------------------------------------------------
                                       Merrill Lynch & Co.                                        1,329,493
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley                                             1,630,318
                                       ----------------------------------------------------------------------------
                                       PNC Financial Services Group                                 663,984
                                       ----------------------------------------------------------------------------
                                       Charles Schwab                                               692,303
-------------------------------------------------------------------------------------------------------------------
Select Value                           Raymond James Financial                                      156,768
-------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         Citigroup Commercial Mtge Trust                            2,883,367
                                       ----------------------------------------------------------------------------
                                       Morgan Stanley Mtge Loan Trust                             3,588,859
-------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    optionsXpress Holdings                                       270,560
-------------------------------------------------------------------------------------------------------------------
Small Cap Value                        None                                                             N/A
-------------------------------------------------------------------------------------------------------------------




BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER


Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 37
services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                          PERCENT
                                                                            OF
                                                                          AGGRE-
                                                                           GATE
                                                                          DOLLAR
                                                                          AMOUNT
                                                      AGGRE-                OF      AGGRE-
                                                       GATE     PERCENT  TRANSAC-    GATE
                                                      DOLLAR      OF       TIONS    DOLLAR   AGGREGATE   AGGREGATE
                                                      AMOUNT    AGGRE-    INVOLV-   AMOUNT     DOLLAR     DOLLAR
                                                        OF       GATE       ING       OF     AMOUNT OF   AMOUNT OF
                                            NATURE    COMMIS-   BROKER-   PAYMENT   COMMIS-   COMMIS-     COMMIS-
                                              OF       SIONS      AGE       OF       SIONS     SIONS       SIONS
                                           AFFILIA-   PAID TO   COMMIS-   COMMIS-   PAID TO   PAID TO     PAID TO
                             BROKER          TION     BROKER     SIONS     SIONS    BROKER     BROKER     BROKER
FUND                  --------------------------------------------------------------------------------------------
                                                  2007                               2006*     2006**      2005
------------------------------------------------------------------------------------------------------------------
Balanced              American Enterprise     (1)       $ 0       --        --          0       $  0      $ 3,299***
                      Investment
                      Services, Inc.
                      (AEIS)
------------------------------------------------------------------------------------------------------------------
Cash Management       None                    --         --       --        --          0          0            0
------------------------------------------------------------------------------------------------------------------
Core Equity           None                    --         --       --        --          0        N/A            0
------------------------------------------------------------------------------------------------------------------
Diversified Bond      None                                                                         0            0
------------------------------------------------------------------------------------------------------------------
Diversified Equity    AEIS                    (1)         0       --        --          0          0        1,052***
  Income
------------------------------------------------------------------------------------------------------------------
Emerging Markets      None                    --         --       --        --          0          0            0
------------------------------------------------------------------------------------------------------------------
Fundamental Value     None                    --         --       --        --          0          0(a)       N/A
------------------------------------------------------------------------------------------------------------------
Global Bond           None                    --         --       --        --          0          0            0
------------------------------------------------------------------------------------------------------------------
Global Inflation      None                    --         --       --        --          0          0            0(b)
  Protected
  Securities
------------------------------------------------------------------------------------------------------------------
Growth                AEIS                    (1)         0       --        --          0          0          714***
------------------------------------------------------------------------------------------------------------------
High Yield Bond       None                    --         --       --        --          0          0            0
------------------------------------------------------------------------------------------------------------------
Income Opportunities  None                    --         --       --        --          0          0            0
------------------------------------------------------------------------------------------------------------------
International         None                    --         --       --        --          0          0            0
  Opportunity
------------------------------------------------------------------------------------------------------------------
Large Cap Equity      AEIS                    (1)         0       --        --          0          0       14,132***
------------------------------------------------------------------------------------------------------------------
Large Cap Value       None                    --         --       --        --          0          0            0
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        None                    --         --       --        --          0          0            0
------------------------------------------------------------------------------------------------------------------
Mid Cap Value         None                    --         --       --        --          0          0            0(c)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index         None                    --         --       --        --          0          0            0
------------------------------------------------------------------------------------------------------------------
Select Value          Gabelli Company         (2)         0       --        --        112        100        3,655
------------------------------------------------------------------------------------------------------------------
Short Duration U.S.   None                    --         --       --        --          0          0            0
  Government
------------------------------------------------------------------------------------------------------------------
Small Cap Advantage   None                                                                         0            0
------------------------------------------------------------------------------------------------------------------
Small Cap Value       Goldman Sachs           (4)         0       --        --          0        200          457
                      --------------------------------------------------------------------------------------------
                      Legg Mason Wood         (5)         0       --        --          0          0          297
                      Walker, Inc.
------------------------------------------------------------------------------------------------------------------




     * In 2006, all funds except Core Equity changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.

   *** Represents brokerage clearing fees.

   (1) Wholly-owned subsidiary of Ameriprise Financial.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 38

   (2) Affiliate of GAMCO Asset Management, Inc., a former subadviser, terminated Sept. 29, 2006.

   (3) Affiliate of Third Avenue Management LLC., a former subadviser, terminated March 15, 2004.

   (4) Affiliate of Goldman Sachs Management L.P., a former subadviser, terminated April 24, 2006.

   (5) Affiliate of Royce & Associates, LLC., a former subadviser, terminated April 24, 2006.




   (a) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.



   (b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.





   (c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Balanced                                       $1,731,335,192        114,724,895                $15.09
-----------------------------------------------------------------------------------------------------------------
Cash Management                                 1,337,525,384      1,338,291,448                  1.00
-----------------------------------------------------------------------------------------------------------------
Core Equity                                       365,161,633         35,444,025                 10.30
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                                4,353,396,124        414,469,553                 10.50
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                       4,078,778,664        251,085,341                 16.24
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                                  961,963,216         42,779,426                 22.49
-----------------------------------------------------------------------------------------------------------------
Fundamental Value                                 785,967,798         70,155,812                 11.20
-----------------------------------------------------------------------------------------------------------------
Global Bond                                     1,327,706,037        117,292,283                 11.32
-----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities             820,060,841         79,779,665                 10.28
-----------------------------------------------------------------------------------------------------------------
Growth                                            627,285,725         81,975,367                  7.65
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                                 1,032,309,880        159,339,992                  6.48
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                              735,780,265         74,631,775                  9.86
-----------------------------------------------------------------------------------------------------------------
International Opportunity                       1,195,213,236         81,233,368                 14.71
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity                                3,023,360,818        119,639,665                 25.27
-----------------------------------------------------------------------------------------------------------------
Large Cap Value                                    21,811,171          1,962,047                 11.12
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    593,253,409         46,165,040                 12.85
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     354,737,484         24,297,009                 14.60
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     380,435,883         38,696,534                  9.83
-----------------------------------------------------------------------------------------------------------------
Select Value                                       26,515,631          2,481,141                 10.69
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                    483,070,233         47,207,017                 10.23
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                               160,788,442         13,630,305                 11.80
-----------------------------------------------------------------------------------------------------------------
Small Cap Value                                 1,024,352,044         75,143,611                 13.63
-----------------------------------------------------------------------------------------------------------------





FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 39

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 40

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.


In addition, the investment manager makes publicly available, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 41
selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 42

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 43

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and RiverSource Distributors, Inc. reserve the right to reject any business, in its sole discretion.

CAPITAL LOSS CARRYOVER


For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


                         TABLE 9. CAPITAL LOSS CARRYOVER


                                              Total           Amount          Amount          Amount          Amount
                                           capital loss    expiring in     expiring in     expiring in     expiring in
FUND                                        carryovers         2008            2009            2010            2011
-----------------------------------------------------------------------------------------------------------------------
Balanced                                   $17,812,301      17,812,301              0                0              0
-----------------------------------------------------------------------------------------------------------------------
Cash Management                                  1,487               0              0                0              0
-----------------------------------------------------------------------------------------------------------------------
Core Equity                                          0              --             --               --             --
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond                            90,733,769      47,894,894      9,863,475       15,651,826      4,231,263
-----------------------------------------------------------------------------------------------------------------------
                                              Amount          Amount          Amount          Amount          Amount
                                           expiring in     expiring in     expiring in     expiring in     expiring in
FUND                                           2012            2013            2014            2015            2016
-----------------------------------------------------------------------------------------------------------------------
Balanced                                         0                  0            0                0                 0
-----------------------------------------------------------------------------------------------------------------------
Cash Management                                  0                150            0            1,337                 0
-----------------------------------------------------------------------------------------------------------------------
Core Equity                                     --                 --           --               --                --
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                 0          7,546,166            0                0         5,546,145
-----------------------------------------------------------------------------------------------------------------------






RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 44

                                              TOTAL           AMOUNT          AMOUNT          AMOUNT          AMOUNT
                                           CAPITAL LOSS    EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
FUND                                        CARRYOVERS         2008            2009            2010            2011
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                           318              0               0               0               0
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                      0             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value                               369,949
-----------------------------------------------------------------------------------------------------------------------
Global Bond                                           0             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities         3,706,761              0               0               0               0
-----------------------------------------------------------------------------------------------------------------------
Growth                                        7,031,971              0               0       3,579,364               0
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond                             208,033,437              0      99,499,045     106,316,241               0
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities                          4,249,161              0               0                               0
-----------------------------------------------------------------------------------------------------------------------
International Opportunity                   220,105,149      8,763,638      98,876,953      90,583,080      21,881,478
-----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                             71,914,735     31,291,236       3,331,398      37,292,101               0
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                       0             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
                                           1,052,948,5-    702,644,765     310,534,170      39,544,440               0
Mid Cap Growth                                       70
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                         0             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                         0             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Select Value                                          0             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                8,251,870              0               0               0               0
-----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           2,255,959              0               0               0               0
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value                                       0             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
                                              AMOUNT          AMOUNT          AMOUNT          AMOUNT          AMOUNT
                                           EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
FUND                                           2012            2013            2014            2015            2016
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                           0               0               0               0             318
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                   --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                                                             369,949
-----------------------------------------------------------------------------------------------------------------------
Global Bond                                        --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities               0               0       1,165,851       2,540,910               0
-----------------------------------------------------------------------------------------------------------------------
Growth                                              0               0       3,452,607               0               0
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                     0         760,493               0               0       1,457,658
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                0               0               0       1,606,700       2,642,461
-----------------------------------------------------------------------------------------------------------------------
International Opportunity                           0               0               0               0               0
-----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                    0               0               0               0               0
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                      0               0               0               0         225,195
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                      --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                      --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Select Value                                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              1,227,003       3,894,750       3,130,117               0               0
-----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                 0               0               0               0       2,255,959
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------






TAXES

Each Fund other than RiverSource Variable Portfolio -- Cash Management Fund, RiverSource Variable Portfolio -- Core Bond Fund, RiverSource Variable Portfolio -- Diversified Bond Fund, RiverSource Variable Portfolio -- Emerging Markets Fund, RiverSource Variable Portfolio -- Global Bond Fund, RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund, RiverSource Variable Portfolio -- High Yield Bond Fund, RiverSource Variable
Portfolio -- Income Opportunities Fund, RiverSource Variable
Portfolio -- International Opportunity Fund and RiverSource Variable
Portfolio -- Short Duration U.S. Government Fund (the "non-RIC Funds") intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC Fund other than the RiverSource Variable Portfolio -- Core Equity Fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the Fund's items of income, gain, loss, deduction or credit for the taxable year of the Fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the Fund.

The RiverSource Variable Portfolio -- Core Equity Fund will be treated as an entity disregarded from its owner for federal income tax purposes (a so-called "disregarded entity"). A disregarded entity itself is not subject to U.S. federal income tax nor to any annual tax return filing requirements.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 45

The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their "separate accounts" which hold shares in the Fund to qualify for special tax treatment described below. Under a
Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund's total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the Fund, including the separate account's proportionate share of the assets of the Fund, can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h) of the Code. For purposes of the latter diversification requirement, the Fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The Funds other than the non-RIC Funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a Fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC Funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC Funds may similarly make an election to mark to market any PFIC stock.

Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 46

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 10. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


                                                                                          DAILY RATE ON
                                                 ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                           (BILLIONS)   EACH ASSET LEVEL          RECENT FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------
Balanced                                      First $1.0          0.530%                     0.519%
                                              Next 1.0            0.505
                                              Next 1.0            0.480
                                              Next 3.0            0.455
                                              Next 1.5            0.430
                                              Next 2.5            0.410
                                              Next 5.0            0.390
                                              Next 9.0            0.370
                                              Over 24.0           0.350
-----------------------------------------------------------------------------------------------------------------
Cash Management                               First $1.0          0.330                       0.326
                                              Next 0.5            0.313
                                              Next 0.5            0.295
                                              Next 0.5            0.278
                                              Next 2.5            0.260
                                              Next 1.0            0.240
                                              Next 1.5            0.220
                                              Next 1.5            0.215
                                              Next 1.0            0.190
                                              Next 5.0            0.180
                                              Next 5.0            0.170
                                              Next 4.0            0.160
                                              Over 24.0           0.150
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                              First $1.0          0.480                       0.439
                                              Next 1.0            0.455
                                              Next 1.0            0.430
                                              Next 3.0            0.405
                                              Next 1.5            0.380
                                              Next 1.5            0.365
                                              Next 1.0            0.360
                                              Next 5.0            0.350
                                              Next 5.0            0.340
                                              Next 4.0            0.330
                                              Next 26.0           0.310
                                              Over 50.0           0.290
-----------------------------------------------------------------------------------------------------------------
Core Equity                                   All                 0.400                       0.400
-----------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 47

                                                                                          DAILY RATE ON
                                                 ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                           (BILLIONS)   EACH ASSET LEVEL          RECENT FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     First $1.0          0.600        Diversified Equity Income - 0.562%
Growth                                        Next 1.0            0.575                  Growth - 0.600
Large Cap Equity                              Next 1.0            0.550             Large Cap Equity - 0.575
Large Cap Value                               Next 3.0            0.525              Large Cap Value - 0.600
                                              Next 1.5            0.500
                                              Next 2.5            0.485
                                              Next 5.0            0.470
                                              Next 5.0            0.450
                                              Next 4.0            0.425
                                              Next 26.0           0.400
                                              Over 50.0           0.375
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                              First $0.25         1.100                       1.071
                                              Next 0.25           1.080
                                              Next 0.25           1.060
                                              Next 0.25           1.040
                                              Next 1.0            1.020
                                              Next 5.5            1.000
                                              Next 2.5            0.985
                                              Next 5.0            0.970
                                              Next 5.0            0.960
                                              Next 4.0            0.935
                                              Next 26.0           0.920
                                              Over 50.0           0.900
-----------------------------------------------------------------------------------------------------------------
Fundamental Value                             First $0.5          0.730                       0.721
                                              Next 0.5            0.705
                                              Next 1.0            0.680
                                              Next 1.0            0.655
                                              Next 3.0            0.630
                                              Over 6.0            0.600
-----------------------------------------------------------------------------------------------------------------
Global Bond                                   First $0.25         0.720                       0.667
                                              Next 0.25           0.695
                                              Next 0.25           0.670
                                              Next 0.25           0.645
                                              Next 6.5            0.620
                                              Next 2.5            0.605
                                              Next 5.0            0.590
                                              Next 5.0            0.580
                                              Next 4.0            0.560
                                              Next 26.0           0.540
                                              Over 50.0           0.520
-----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities         First $1.0          0.440                       0.440
                                              Next 1.0            0.415
                                              Next 1.0            0.390
                                              Next 3.0            0.365
                                              Next 1.5            0.340
                                              Next 1.5            0.325
                                              Next 1.0            0.320
                                              Next 5.0            0.310
                                              Next 5.0            0.300
                                              Next 4.0            0.290
                                              Next 26.0           0.270
                                              Over 50.0           0.250
-----------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 48

                                                                                          DAILY RATE ON
                                                 ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                           (BILLIONS)   EACH ASSET LEVEL          RECENT FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                               First $1.0          0.590                      0.589%
                                              Next 1.0            0.565
                                              Next 1.0            0.540
                                              Next 3.0            0.515
                                              Next 1.5            0.490
                                              Next 1.5            0.475
                                              Next 1.0            0.450
                                              Next 5.0            0.435
                                              Next 5.0            0.425
                                              Next 4.0            0.400
                                              Next 26.0           0.385
                                              Over 50.0           0.360
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                          First $1.0          0.610                       0.610
                                              Next 1.0            0.585
                                              Next 1.0            0.560
                                              Next 3.0            0.535
                                              Next 1.5            0.510
                                              Next 1.5            0.495
                                              Next 1.0            0.470
                                              Next 5.0            0.455
                                              Next 5.0            0.445
                                              Next 4.0            0.420
                                              Next 26.0           0.405
                                              Over 50.0           0.380
-----------------------------------------------------------------------------------------------------------------
International Opportunity                     First $0.25         0.800                       0.752
                                              Next 0.25           0.775
                                              Next 0.25           0.750
                                              Next 0.25           0.725
                                              Next 1.0            0.700
                                              Next 5.5            0.675
                                              Next 2.5            0.660
                                              Next 5.0            0.645
                                              Next 5.0            0.635
                                              Next 4.0            0.610
                                              Next 26.0           0.600
                                              Over 50.0           0.570
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                First $1.0          0.700                       0.700
Mid Cap Value                                 Next 1.0            0.675
                                              Next 1.0            0.650
                                              Next 3.0            0.625
                                              Next 1.5            0.600
                                              Next 2.5            0.575
                                              Next 5.0            0.550
                                              Next 9.0            0.525
                                              Next 26.0           0.500
                                              Over 50.0           0.475
-----------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 49

                                                                                          DAILY RATE ON
                                                 ASSETS      ANNUAL RATE AT             LAST DAY OF MOST
FUND                                           (BILLIONS)   EACH ASSET LEVEL          RECENT FISCAL PERIOD
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 First $1.0          0.220                      0.220%
                                              Next 1.0            0.210
                                              Next 1.0            0.200
                                              Next 4.5            0.190
                                              Next 2.5            0.180
                                              Next 5.0            0.170
                                              Next 9.0            0.160
                                              Next 26.0           0.140
                                              Over 50.0           0.120
-----------------------------------------------------------------------------------------------------------------
Select Value                                  First $0.50         0.780                       0.780
                                              Next 0.50           0.755
                                              Next 1.00           0.730
                                              Next 1.00           0.705
                                              Next 3.00           0.680
                                              Over 6.00           0.650
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                First $1.0          0.480                       0.480
                                              Next 1.0            0.455
                                              Next 1.0            0.430
                                              Next 3.0            0.405
                                              Next 1.5            0.380
                                              Next 1.5            0.365
                                              Next 1.0            0.340
                                              Next 5.0            0.325
                                              Next 5.0            0.315
                                              Next 4.0            0.290
                                              Next 26.0           0.275
                                              Over 50.0           0.250
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           First $0.25         0.790                       0.790
                                              Next 0.25           0.765
                                              Next 0.25           0.740
                                              Next 0.25           0.715
                                              Next 1.00           0.690
                                              Over 2.00           0.665
-----------------------------------------------------------------------------------------------------------------
Small Cap Value                               First $0.25         0.970                       0.931
                                              Next 0.25           0.945
                                              Next 0.25           0.920
                                              Next 0.25           0.895
                                              Over 1.00           0.870
-----------------------------------------------------------------------------------------------------------------







Under the agreement, the management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 50

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a performance incentive adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.



                              TABLE 11. PIA INDEXES



                                                                                      FEE INCREASE OR
FUND                            PIA INDEX                                                (DECREASE)
-----------------------------------------------------------------------------------------------------
Balanced                        Lipper Balanced Funds Index                              $  155,154
-----------------------------------------------------------------------------------------------------
Diversified Equity Income       Lipper Equity Income Funds Index                          1,063,783
-----------------------------------------------------------------------------------------------------
Emerging Markets                Lipper Emerging Markets Funds Index                         250,075
-----------------------------------------------------------------------------------------------------
Fundamental Value               Lipper Large-Cap Core Funds Index(a)                       (181,845)
-----------------------------------------------------------------------------------------------------
Growth                          Lipper Large-Cap Growth Funds Index                          28,920
-----------------------------------------------------------------------------------------------------
International Opportunity       Lipper International Large-Cap Core Funds Index            (721,834)
-----------------------------------------------------------------------------------------------------
Large Cap Equity                Lipper Large-Cap Core Funds Index                           561,689
-----------------------------------------------------------------------------------------------------
Large Cap Value                 Lipper Large-Cap Value Funds Index                           (3,480)
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                  Lipper Mid-Cap Growth Funds Index                          (815,493)
-----------------------------------------------------------------------------------------------------
Mid Cap Value                   Lipper Mid-Cap Value Funds Index                            113,521
-----------------------------------------------------------------------------------------------------
Select Value                    Lipper Mid-Cap Value Funds Index(b)                          15,415
-----------------------------------------------------------------------------------------------------
Small Cap Advantage             Lipper Small-Cap Core Funds Index                          (218,930)
-----------------------------------------------------------------------------------------------------
Small Cap Value                 Lipper Small-Cap Value Funds Index                          235,085
-----------------------------------------------------------------------------------------------------




(a) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Large-Cap Value Funds Index. See "Change in Index" below.

(b) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Multi-Cap Value Funds Index. See "Change in Index" below.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 51

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one share of the fund and the annualized performance of the Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.


             TABLE 12. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE             ADJUSTMENT RATE               DIFFERENCE              ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------





For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.


TRANSITION PERIOD


The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.


CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.


In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 52

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates.

               TABLE 13. MANAGEMENT FEES AND NONADVISORY EXPENSES


---------------------------------------------------------------------------------------------------------------------------
                                         Management Fees                               Nonadvisory Expenses
---------------------------------------------------------------------------------------------------------------------------
FUND                        2007        2006*       2006**        2005         2007       2006*     2006**      2005
---------------------------------------------------------------------------------------------------------------------------
Balanced                $10,207,597  $3,770,059  $11,773,679  $16,475,472   $  702,148  $319,151  $  892,026  $879,722
---------------------------------------------------------------------------------------------------------------------------
Cash Management           3,948,685   1,115,733    3,099,857    3,618,791      434,267   102,263     301,954   239,685
---------------------------------------------------------------------------------------------------------------------------
Core Equity               1,642,137   1,779,656          N/A    1,966,532           10     4,472         N/A    (1,810)
---------------------------------------------------------------------------------------------------------------------------
Diversified Bond         15,781,102   3,821,877   10,386,439   10,446,764    1,465,620   275,885     804,512   654,797
---------------------------------------------------------------------------------------------------------------------------
Diversified Equity       23,103,173   6,677,888   14,825,523    7,790,892    1,305,345   346,713     981,305   669,524
  Income
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets          8,164,229   1,766,834    3,834,039    1,128,628      876,161   171,875     582,426   207,894
---------------------------------------------------------------------------------------------------------------------------
Fundamental Value         4,175,080     737,998      206,566(a)       N/A      292,709    62,722      26,363(a)    N/A
---------------------------------------------------------------------------------------------------------------------------
Global Bond               6,973,229   1,676,013    4,640,640    4,107,042      622,142    97,275     381,820   312,839
---------------------------------------------------------------------------------------------------------------------------
Global Inflation          3,236,715     707,400    1,164,368      167,833(b)   195,305    39,723      72,604    26,773(b)
  Protected Securities
---------------------------------------------------------------------------------------------------------------------------
Growth                  $ 4,008,245  $1,449,964  $ 3,751,065  $ 2,023,076   $  287,271  $116,296  $  345,518  $154,684
---------------------------------------------------------------------------------------------------------------------------
High Yield Bond           6,901,243   2,316,669    7,413,897    7,533,530      394,044   164,022     504,788   422,329
---------------------------------------------------------------------------------------------------------------------------
Income Opportunities      3,617,325     665,749      653,044      165,239      250,862    40,916     102,530    35,712
---------------------------------------------------------------------------------------------------------------------------
International             8,874,024   3,169,722   10,469,388    8,953,186      719,475   253,643     773,530   689,296
  Opportunity
---------------------------------------------------------------------------------------------------------------------------
Large Cap Equity         20,273,195   7,050,915   18,214,495   15,079,399    1,446,945   306,280   1,179,965   834,053
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value             152,872      45,636      102,616       70,240       53,422    13,284      24,748    21,370
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth            3,768,124   1,403,857    3,286,046    1,435,137      291,133    83,310     196,868   130,183
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value             3,056,368     706,423      376,310       10,481(c)   227,842   104,609      60,873     2,251(c)
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               880,002     275,378      952,722      973,909      120,025    36,280      74,439    (8,545)
---------------------------------------------------------------------------------------------------------------------------
Select Value                256,311      65,150      186,844      123,757       (7,715)   12,223      35,977    25,807
---------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.       2,229,664     726,456    2,635,745    3,045,061      254,181    56,490     244,644   207,177
  Government
---------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       1,358,098     518,341    1,726,941    1,757,829      136,488    74,048     191,340   190,155
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value           7,915,970   1,916,016    4,896,261    3,087,940      (19,551)  (12,306)    202,115   302,252
---------------------------------------------------------------------------------------------------------------------------





     * In 2006, all funds except Core Equity changed fiscal year ends from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006 for these funds. For Core Equity, the information shown is from Jan. 1, 2006 through Dec. 31, 2006.
    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.




   (a) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.



   (b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.





   (c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 53
operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

          TABLE 14. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES


                                                            PARENT
FUND                              SUBADVISER               COMPANY               FEE SCHEDULE
--------------------------------------------------------------------------------------------------------
Emerging Markets     Threadneedle International               A      0.45% on the first $150 million,
                     Limited(a)                                      reducing to
                     (Threadneedle) (effective July 9,               0.30% as assets increase, and
                     2004)                                           subject to a performance incentive
                                                                     adjustment(c)
--------------------------------------------------------------------------------------------------------
Fundamental Value    Davis Selected Advisers, LP             N/A     0.45% on the first $100 million,
                     (Davis)(a),(b)                                  reducing to
                     (effective April 24, 2006)                      0.25% as assets increase
--------------------------------------------------------------------------------------------------------
International        Threadneedle(a)                          A      0.35% on the first $150 million,
                                                                     reducing to
Opportunity          (effective July 9, 2004)                        0.20% as assets increase, and
                                                                     subject to a performance incentive
                                                                     adjustment(c)
--------------------------------------------------------------------------------------------------------
Select Value         Systematic Financial Management,         B      0.50% on the first $50 million,
                     L.P.(b)                                         reducing to
                     (Systematic) (effective Sept. 29,               0.30% as assets increase
                     2006)
                     -----------------------------------------------------------------------------------
                     WEDGE Capital Management, L.L.P.        N/A     0.75% on the first $10 million,
                                                                     reducing to
                     (WEDGE)(b) (effective Sept. 29,                 0.30% as assets increase
                     2006)
--------------------------------------------------------------------------------------------------------
Small Cap Advantage  Kenwood Capital Management LLC           C      0.60% on the first $100 million,
                                                                     reducing to
                     (Kenwood)(a),(b) (effective Sept.               0.45% as assets increase, and
                     13, 1999)                                       subject to a
                                                                     performance incentive adjustment(d)
--------------------------------------------------------------------------------------------------------
Small Cap Value      Barrow, Hanley, Mewhinney & Strauss      D      1.00% on the first $10 million,
                                                                     reducing to
                     (BHMS)(b) (effective March 12,                  0.30% as assets increase
                     2004)
                     -----------------------------------------------------------------------------------
                     Denver Investment Advisors LLC          N/A     0.55% on all assets
                     (Denver) (effective July 16, 2007)
                     -----------------------------------------------------------------------------------
                     Donald Smith & Co. Inc. (Donald         N/A     0.60% on the first $175 million,
                     Smith)(b)                                       reducing
                     (effective March 12, 2004)                      to 0.55% as assets increase
                     -----------------------------------------------------------------------------------
                     Franklin Portfolio Associates            E      0.60% on the first $100 million,
                     LLC(b)                                          reducing to 0.55% as assets
                     (Franklin Portfolio Associates)                 increase
                     (effective March 12, 2004)
                     -----------------------------------------------------------------------------------
                     River Road Asset Management LLC         N/A     0.50% on all assets
                     (River Road) (effective April 24,
                     2006)
--------------------------------------------------------------------------------------------------------




(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 54
      manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.

(b) This fee is calculated based on the combined net assets subject to the subadviser's investment management.


(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the Lipper Index described in Table 11. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.


(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

  A - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
      Financial.

  B - Systematic is an affiliate of Affiliated Managers Group.

  C - Kenwood is an indirect partially-owned subsidiary of Ameriprise Financial.

  D - BHMS is an independent-operating subsidiary of Old Mutual Asset
      Management.


  E - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation.


The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                           TABLE 15. SUBADVISORY FEES


                                                                             SUBADVISORY FEES PAID
                                                               ------------------------------------------------------
FUND                                   SUBADVISER                 2007         2006*       2006**        2005
---------------------------------------------------------------------------------------------------------------------
Emerging Markets           Threadneedle                        $3,071,641   $  669,447   $1,358,042   $  429,646
---------------------------------------------------------------------------------------------------------------------
Fundamental Value          Davis                                1,860,765      338,789       96,344(a)       N/A
---------------------------------------------------------------------------------------------------------------------
International Opportunity  Threadneedle                         3,174,884    1,209,118    3,710,188    3,057,193
---------------------------------------------------------------------------------------------------------------------
Select Value               Systematic                              59,588       13,262(b)       N/A          N/A
                           ------------------------------------------------------------------------------------------
                           WEDGE                                   59,368       14,023(b)       N/A          N/A
                           ------------------------------------------------------------------------------------------
                           Former subadviser: GAMCO Asset             N/A        8,252(c)    99,445       59,064
                           Management Inc.
                           (from inception to Sept. 29,
                           2006)
---------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        Kenwood                              1,002,437      331,333      782,102(d)   772,535
---------------------------------------------------------------------------------------------------------------------
Small Cap Value            BHMS                                   819,207      207,209      516,451      297,471
                           ------------------------------------------------------------------------------------------
                           Denver                                 469,441(e)       N/A          N/A          N/A
                           ------------------------------------------------------------------------------------------
                           Donald Smith                           964,656      240,426      583,515      337,518
                           ------------------------------------------------------------------------------------------
                           Franklin Portfolio Associates          962,173      242,849      603,425      350,034
                           ------------------------------------------------------------------------------------------
                           River Road                           1,068,635      336,477      363,808(f)       N/A
                           ------------------------------------------------------------------------------------------
                           Former subadviser: Goldman Sachs           N/A          N/A      399,675(g)   334,797
                           Asset Management, L.P.
                           (Aug. 8, 2003 to April 24, 2006)
                           ------------------------------------------------------------------------------------------
                           Former subadviser: Royce &                 N/A          N/A      422,134(g)   518,048
                           Associates, LLC
                           (from inception to April 24,
                           2006)
---------------------------------------------------------------------------------------------------------------------




     * All funds changed fiscal year ends in 2006 from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006.




   (a) For fiscal period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.



   (b) For fiscal period from Sept. 29, 2006 to Dec. 31, 2006.



   (c) For fiscal period from Sept 1, 2006 to Sept. 29, 2006.



   (d) Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.



   (e) For the fiscal period from July 16, 2007 to Dec. 31, 2007.



   (f) For fiscal period from April 24, 2006 to Aug. 31, 2006.





   (g) For fiscal period from Sept. 1, 2005 to April 24, 2006.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 55

PORTFOLIO MANAGERS. For all funds other than money market funds, the following table provides information about the funds' portfolio managers as of Dec. 31, 2007.


                          TABLE 16. PORTFOLIO MANAGERS


                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------              POTENTIAL
                                                         APPROXIMATE          PERFORMANCE      OWNERSHIP   CONFLICTS     STRUCTURE
                   PORTFOLIO       NUMBER AND TYPE        TOTAL NET              BASED          OF FUND        OF           OF
FUND                MANAGER         OF ACCOUNT(A)           ASSETS            ACCOUNTS(B)      SHARES(C)    INTEREST   COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Balanced        Tom Murphy      7 RICs                $11.16 billion     2 RICs ($2.92 B)
                                3 PIVs                $985.92 million
                                14 other accounts     $12.37 billion
                -----------------------------------------------------------------------------
                Jamie Jackson   14 RICs               $24.36 billion     2 RICs ($2.92 B);
                                6 PIVs                $3.07 billion      1 other account
                                31 other accounts     $9.71 billion      ($41.46 M)            None           (1)          (12)
                -----------------------------------------------------------------------------
                Scott Kirby     10 RICs               $12.9 billion      2 RICs ($2.92 B);
                                6 PIVs                $1.85 billion      1 other account
                                43 other accounts     $18.94 billion     ($76.02 M)
                -----------------------------------------------------------------------------
                Bob Ewing       9 RICs                $9.24 billion      8 RICs ($8.92 B)
                                1 PIV                 $10.55 million
                                2 other accounts      $79.82 million
-----------------------------------------------------------------------------------------------------------------------------------
Core Equity     Nick Thakore    7 RICs                $11.07 billion     7 RICs ($11.07 B)
                                1 PIV                 $10.37 million
                                2 other accounts      $79.82 million                           None           (1)          (12)
                -----------------------------------------------------------------------------
                Bob Ewing       9 RICs                $10.48 billion     9 RICs ($10.48 B)
                                1 PIV                 $10.55 million
                                2 other accounts      $79.82 million
-----------------------------------------------------------------------------------------------------------------------------------
Diversified     Tom Murphy      7 RICs                $8.27 billion      3 RICs ($4.48 B)
Bond                            3 PIVs                $985.92 million
                                14 other accounts     $12.37 billion
                -----------------------------------------------------------------------------
                Jamie Jackson   14 RICs               $21.47 billion     3 RICs ($4.48 B);
                                6 PIVs                $3.07 billion      1 other account
                                31 other accounts     $9.71 billion      ($41.46 M)
                -----------------------------------------------------------------------------
                Scott Kirby     10 RICs               $10.01 billion     3 RICs ($4.48 B);
                                6 PIVs                $1.85 billion      1 other account
                                43 other accounts     $18.94 billion     ($76.02 M)            None           (1)          (12)
                -----------------------------------------------------------------------------
                Jennifer Ponce
                de Leon         5 RICs                $6.55 billion
                                1 PIV                 $13.28 billion
                                8 other accounts      $2.02 billion      None
                -------------------------------------------------------
                Nicolas Pifer   6 RICs                $8.15 billion
                                6 PIVs                $580.43 million
                                12 other accounts     $3.14 billion
-----------------------------------------------------------------------------------------------------------------------------------
                Warren Spitz

                --------------
Diversified
Equity Income   Laton Spahr     11 RICs               $10.08 billion
                --------------
                Steve Schroll   1 PIV                 $50.05 million     7 RICs ($9.55 B)      None           (1)          (12)
                --------------
                Paul Stocking   4 other accounts      $391.02 million
-----------------------------------------------------------------------------------------------------------------------------------
Emerging        THREADNEEDLE:
                Julian
Markets         Thompson        2 RICs                $1.72 billion      2 RICs ($1.72 B)
                                2 PIVs                $69.36 million                           None           (2)          (13)
                                4 other accounts      $50.31 million
                -----------------------------------------------------------------------------
                Jules Mort      2 RICs                $1.72 billion      2 RICs ($1.72 B);
                                1 PIV                 $1.83 billion      1 other account
                                1 other account       $1.37 billion      ($1.37 B)
-----------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 56

                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------              POTENTIAL
                                                         APPROXIMATE          PERFORMANCE      OWNERSHIP   CONFLICTS     STRUCTURE
                   PORTFOLIO       NUMBER AND TYPE        TOTAL NET              BASED          OF FUND        OF           OF
FUND                MANAGER         OF ACCOUNT(A)           ASSETS            ACCOUNTS(B)      SHARES(C)    INTEREST   COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental     DAVIS:
                Christopher C.
Value           Davis           27 RICs               $82.0 billion
                                11 PIVs               $1.2 billion
                                132 other
                                accounts(g)           $12.7 billion      None                  None(f)        (3)          (14)
                -------------------------------------------------------
                Kenneth C.
                Feinberg        25 RICs               $82.0 billion
                                10 PIVs               $1.1 billion
                                132 other
                                accounts(g)           $12.7 billion
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond     Nicolas Pifer   6 RICs                $9.93 billion      None                  None           (1)          (12)
                                6 PIVs                $580.43 million
                                12 other accounts     $3.14 billion
-----------------------------------------------------------------------------------------------------------------------------------
Global          Jamie Jackson
  Inflation                     14 RICs               $25.04 billion     3 RICs ($4.48 B);
Protected                       6 PIVs                $3.07 billion      1 other account
Securities                      31 other accounts     $9.71 billion      ($41.46 M)            None           (1)          (12)
                -----------------------------------------------------------------------------
                Nicolas Pifer   6 RICs                $10.45 billion     None
                                6 PIVs                $580.43 million
                                12 other accounts     $3.14 billion
-----------------------------------------------------------------------------------------------------------------------------------
Growth          Nick Thakore    7 RICs                $10.84 billion     6 RICs ($10.52 B)     None           (1)          (12)
                                1 PIV                 $10.37 million
                                2 other accounts      $79.82 million
-----------------------------------------------------------------------------------------------------------------------------------
                Scott
High Yield      Schroepfer      1 RIC                 $1.42 billion
                -------------------------------------------------------
                Jennifer Ponce
Bond            de Leon         5 RICs                $10.09 billion     None                  None           (1)          (12)
                                1 PIV                 $13.28 million
                                8 other accounts      $2.02 billion
-----------------------------------------------------------------------------------------------------------------------------------
Income          Brian Lavin     1 RIC                 $280.55 million
Opportunities                   1 PIV                 $13.28 million
                                1 other account       $613.05 million    None                  None           (1)          (12)
                -------------------------------------------------------
                Jennifer Ponce
                de Leon         5 RICs                $10.27 billion
                                1 PIV                 $13.28 million
                                8 other accounts      $2.02 billion
-----------------------------------------------------------------------------------------------------------------------------------
International   THREADNEEDLE:
Opportunity     Alex Lyle       2 RIC                 $1.88 billion      2 RICs ($1.88 B)
                                39 PIVs               $9.45 billion
                                13 other accounts     $749.07 million                          None           (2)          (13)
                -----------------------------------------------------------------------------
                Dominic Rossi   3 RICs                $2.69 billion      3 RICs ($2.69 B);
                                2 PIVs                $1.12 billion      1 other account
                                6 other accounts      $2.61 billion      ($1.37 B)
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap       Nick Thakore    7 RICs                $8.75 billion      6 RICS ($8.43 B)
Equity                          1 PIV                 $10.37 million
                                2 other accounts      $79.82 million                           None           (1)          (12)
                -------------------------------------------------------
                Bob Ewing       9 RICs                $8.16 billion      8 RICs ($7.84 B)
                                1 PIV                 $10.55 million
                                2 other accounts      $79.82 million
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap       Bob Ewing       9 RICs                $10.79 billion     8 RICs ($10.47 B)     None           (1)          (12)
Value                           1 PIV                 $10.55 million
                                2 other accounts      $79.82 million
-----------------------------------------------------------------------------------------------------------------------------------
                John K.
Mid Cap         Schonberg       1 RIC                 $875.35 million
Growth                          2 PIVs                $50.19 million
                                4 other accounts      $9.17 million
                -------------------------------------------------------
                Michael
                Marzolf                                                  1 RIC ($875.35 M)     None           (1)          (12)
                --------------
                Samuel Murphy   1 RIC                 $875.35 million
-----------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 57

                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------              POTENTIAL
                                                         APPROXIMATE          PERFORMANCE      OWNERSHIP   CONFLICTS     STRUCTURE
                   PORTFOLIO       NUMBER AND TYPE        TOTAL NET              BASED          OF FUND        OF           OF
FUND                MANAGER         OF ACCOUNT(A)           ASSETS            ACCOUNTS(B)      SHARES(C)    INTEREST   COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value   Warren Spitz
                --------------
                Laton Spahr     11 RICs               $16.63 billion
                --------------
                Steve Schroll   1 PIV                 $50.05 million     7 RICs ($16.09 B)     None           (1)          (12)
                --------------
                Paul Stocking   4 other accounts      $391.02 million
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index   David Factor    2 RICs                $884.22 million    None                  None           (1)          (12)
                                2 PIVs                $1.37 billion
-----------------------------------------------------------------------------------------------------------------------------------
Select Value    SYSTEMATIC:
                Ron Mushock     8 RICs                $1.28 billion
                --------------
                Kevin McCreesh  8 PIVs                $693.2 million     1 other account       None           (4)          (15)
                                1,990 other accounts  $5.61 billion      ($353.6 M)
                -------------------------------------------------------------------------------------------------------------------
                WEDGE:
                R. Michael
                James           3 RICs                $429.6 million
                --------------
                Peter F.
                Bridge          1 PIV                 $3.7 million       None                  None           (5)          (16)
                --------------
                Paul M.
                VeZolles        207 other accounts    $3.2 billion
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration  Scott Kirby     10 RICs               $13.64 billion     3 RICs ($4.48 B);
U.S.
  Government                    6 PIVs                $1.85 billion      1 other account
                                43 other accounts     $18.94 billion     ($76.02 M)            None           (1)          (12)
                -----------------------------------------------------------------------------
                Jamie Jackson   14 RICs               $25.42 billion     3 RICs ($4.48 B);
                                6 PIVs                $3.07 billion      1 other account
                                31 other accounts     $9.71 billion      ($41.46 M)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap       KENWOOD:
  Advantage
                Jake Hurwitz    1 RIC                 $306.06 million
                                4 PIVs                $1.77 billion      1 RIC ($306.06 M);
                                24 other accounts     $598.09 million    2 other accounts      None           (6)          (17)
                -------------------------------------------------------
                Kent Kelley     1 RIC                 $306.06 million    ($138.68 M)
                                1 PIV                 $70.39 million
                                24 other accounts     $598.09 million
-----------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 58

                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------              POTENTIAL
                                                         APPROXIMATE          PERFORMANCE      OWNERSHIP   CONFLICTS     STRUCTURE
                   PORTFOLIO       NUMBER AND TYPE        TOTAL NET              BASED          OF FUND        OF           OF
FUND                MANAGER         OF ACCOUNT(A)           ASSETS            ACCOUNTS(B)      SHARES(C)    INTEREST   COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap       BHMS:
  Value
                James S.
                McClure         4 RICs                $623.1 million
                --------------
                John P. Harloe  1 PIV                 $4.5 million       None                  None           (7)          (18)
                                16 other accounts     $686.2 million
                -------------------------------------------------------------------------------------------------------------------
                DENVER:
                Kris Herrick
                --------------
                Troy Dayton     7RICs                 $757.4 million
                --------------
                Mark Adelmann   70 other accounts(d)  $528.6 million     1RIC($31.1 M)         None           (8)          (19)
                --------------
                Derek Anguilm
                -------------------------------------------------------------------------------------------------------------------
                DONALD SMITH:
                Donald G.
                Smith           2 RICs                $1.38 billion
                                1 PIV                 $139.0 million     None                  None           (9)          (20)
                --------------
                Richard L.
                Greenberg       38 other accounts     $2.40 billion
                -------------------------------------------------------------------------------------------------------------------
                FRANKLIN PORTFOLIO ASSOCIATES:
                John S. Cone    13 RICs               $14.8 billion      2 RICs ($9.8 B);
                                3 PIVs                $587.0 million     12 other accounts
                                72 other accounts     $12.7 billion      ($3.1 B)
                -----------------------------------------------------------------------------
                Michael F.
                Dunn            8 RICs                $3.4 billion       15 other accounts
                                7 PIVs                $807.0 million     ($3.7 B)
                                80 other accounts     $13.5 billion
                -----------------------------------------------------------------------------
                Oliver E.
                Buckley         15 RICs               $15.3 billion      2 RICs ($9.8 B);
                                3 PIVs                $587.0 million     12 other accounts     None           (10)         (21)
                                72 other accounts     $12.7 billion      ($3.1 B)
                -----------------------------------------------------------------------------
                Kristin J.
                Crawford        9 RICs                $4.7 billion       12 other accounts
                                3 PIVs                $587.0 million     ($3.1 B)
                                72 other accounts     $12.7 billion
                -----------------------------------------------------------------------------
                Langton Garvin  11 RICs               $5.1 billion       12 other accounts
                                3 PIVs                $587.0 million     ($3.1 B)
                                72 other accounts     $12.7 billion
                -----------------------------------------------------------------------------
                Patrick
                Slattery        7 RICs                $3.3 billion       12 other accounts
                                3 PIVs                $587.0 million     ($3.1 B)
                                72 other accounts     $12.7 billion
                -------------------------------------------------------------------------------------------------------------------
                RIVER ROAD:
                James C.
                Shircliff       3 RICs                $363.6 million
                --------------
                Henry W.
                Sanders         6 PIVs                $1.20 billion
                                64 other accounts     $898.0 million     None                  None           (11)         (22)
                -------------------------------------------------------
                R. Andrew Beck  2 RICs                $334.3 million
                                2 PIVs                $12.7 million
                                61 other accounts     $884.3 million
-----------------------------------------------------------------------------------------------------------------------------------





(a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Primarily managed money/wrap accounts.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.


(g)    Managed money/wrap accounts that have been counted at the sponsor level.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 59

POTENTIAL CONFLICTS OF INTEREST

(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.


        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:
        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.
        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.
        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 60
          the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.
        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions are generally applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

        Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies, which are accompanied by periodic testing and reviews, and are reasonably designed to detect such conflicts and protect the interests of its clients.

(5) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or selfishly enhancing its relationship with a broker/consultant for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

(6) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(7) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.

        BHMS has a fiduciary responsibility to all of the clients for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 61
        accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.


(8) Denver Investment Advisors has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Denver Investment Advisors believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been reasonably designed.



(9) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.


        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.


(10) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.


        FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


   (11) Portfolio managers at River Road Asset Management (River Road) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, River Road monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.



        River Road has a fiduciary responsibility to all of the clients for which it manages accounts. River Road seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. River Road has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


STRUCTURE OF COMPENSATION

   (12) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 62
        managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers.



        Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.



   (13) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
        (iii) an equity incentive award. The annual bonus is paid from a bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and generally by the short-term (typically one-year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee subject to the total fund managers bonus pool being within the overall Corporate bonus pool which is based on the profitability of Threadneedle. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle employees.



   (14) Kenneth Feinberg's compensation as a Davis Advisors employee consists of
        (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
        (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


   (15) Ron Mushock and Kevin McCreesh are partners of the firm and Co-Portfolio Managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.



   (16) Incentive compensation plans at WEDGE have been structured to reward all professionals for their contribution to the overall growth and profitability of the firm. Compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager. General Partners, including portfolio managers R. Michael James, Peter F. Bridge, and Paul M. VeZolles, are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals receive a competitive salary and bonus based on the firm's investment and business success and their specific contribution to that record.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 63

   (17) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.



   (18) In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semiannually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.


        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.




   (19) Denver Investment Advisors is a limited liability company with "members" or "partners" as the owners of the firm. As a portfolio manager and partner of Denver Investment Advisors, the primary compensation comes from a base salary and a predetermined percentage of distributed profit. New business marketing incentives are generally paid to marketing personnel, but at times portfolio managers who help open new institutional accounts with an ongoing service role may also receive an incentive based on expected revenue. Additionally, the management committee of Denver Investment Advisors may award an incentive compensation bonus to partners who significantly exceed expectations over an extended period. The criteria for the incentive compensation pool, while generally not directly tied to performance, include the following factors: performance, growth, and/or retention of assets, profitability, and intangibles. There is a composite of similarly managed accounts for each investment style at Denver Investment Advisors, and the fund is included in the appropriate composite. The performance criteria emphasizes pre-tax long-term (3-5 years when available) results of the composites combined with the specific partner's "buy list" for that investment style where applicable, rather than specific fund results.



   (20) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.



   (21) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.


        FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.


   (22) River Road's portfolio managers currently receive a base salary and bonus potential equivalent to 100% of base salary. Bonus award is based upon both assets under management and investment performance. Investment performance represents 70% of the portfolio manager's total bonus allocation and is based upon the manager's risk-adjusted three- and five-year rolling performance, versus peer group and benchmark indices, for the respective portfolios within the manager's purview. In the absence of at least a three-year performance record, a shorter period may be used. Additionally, each portfolio manager owns a significant equity interest in the firm and, as such, participates in overall firm profits.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 64

ADMINISTRATIVE SERVICES

FOR FUNDS OTHER THAN CORE EQUITY
Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

            TABLE 17. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    -------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                          0.080%            0.075%            0.070%             0.060%             0.050%
Global Bond
International Opportunity
Small Cap Advantage
Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                          0.070%            0.065%            0.060%             0.050%             0.040%
Global Inflation Protected
  Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
-------------------------------------------------------------------------------------------------------------------------------
Balanced                                  0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Diversified Equity Income
Fundamental Value
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
Select Value
-------------------------------------------------------------------------------------------------------------------------------





The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.

                          TABLE 18. ADMINISTRATIVE FEES


-----------------------------------------------------------------------------------------------------------
                                                    Administrative Services Fees Paid In         Daily rate
---------------------------------------------------------------------------------------------    applied to
FUND                                             2007        2006*      2006**        2005      fund assets
-----------------------------------------------------------------------------------------------------------
Balanced                                       1,046,093   $363,485   $1,246,324   $  892,514      0.054%

-----------------------------------------------------------------------------------------------------------

Cash Management                                  678,873    193,956      447,159      228,193      0.056
-----------------------------------------------------------------------------------------------------------

Diversified Bond                               2,137,262    523,528    1,289,984      863,405      0.059
-----------------------------------------------------------------------------------------------------------

Diversified Equity Income                      1,941,348    538,977    1,252,553      468,417      0.049
-----------------------------------------------------------------------------------------------------------

Emerging Markets                                 575,282    124,511      284,260       98,265      0.078
-----------------------------------------------------------------------------------------------------------

Fundamental Value                                354,756     61,603       16,978(a)       N/A      0.058
-----------------------------------------------------------------------------------------------------------

Global Bond                                      790,122    189,002      489,934      289,959      0.076
-----------------------------------------------------------------------------------------------------------

Global Inflation Protected Securities            503,285    112,213      176,325       16,066(b)   0.068
-----------------------------------------------------------------------------------------------------------

Growth                                           389,898    121,045      366,683      149,053      0.059
-----------------------------------------------------------------------------------------------------------

High Yield Bond                                  781,583    261,944      840,455      625,083      0.067
-----------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 65

-----------------------------------------------------------------------------------------------------------
                                                    Administrative Services Fees Paid In         Daily rate
---------------------------------------------------------------------------------------------    applied to
FUND                                             2007        2006*      2006**        2005      fund assets
-----------------------------------------------------------------------------------------------------------

Income Opportunities                          $  410,104   $ 76,397   $   76,233   $   15,279      0.068%
-----------------------------------------------------------------------------------------------------------

International Opportunity                        972,158    316,870      976,719      593,033      0.076
-----------------------------------------------------------------------------------------------------------

Large Cap Equity                               1,763,984    615,503    1,726,620    1,227,017      0.052
-----------------------------------------------------------------------------------------------------------

Large Cap Value                                   15,635      4,563       10,525        5,559      0.060
-----------------------------------------------------------------------------------------------------------

Mid Cap Growth                                   385,269    136,195      315,127      151,155      0.059
-----------------------------------------------------------------------------------------------------------

Mid Cap Value                                    251,524     59,114       30,695          718(c)   0.060
-----------------------------------------------------------------------------------------------------------

S&P 500 Index                                    239,995     75,101      241,657      272,087      0.060
-----------------------------------------------------------------------------------------------------------

Select Value                                      18,530      5,413       15,197        9,292      0.060
-----------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                   325,157    105,941      347,525      258,743      0.070
-----------------------------------------------------------------------------------------------------------

Small Cap Advantage                              159,701     57,935      190,322      132,967      0.080
-----------------------------------------------------------------------------------------------------------

Small Cap Value                                  637,920    152,063      419,119      251,446      0.077
-----------------------------------------------------------------------------------------------------------






     * In 2006, the fund changed its fiscal year end from Aug. 31 to Dec. 31. The information shown is for the partial reporting period from Sept. 1, 2006 through Dec. 31, 2006.

    ** The information shown is prior to the change in fiscal year ends, for the fiscal period Sept. 1, 2005 through Aug. 31, 2006 .




   (a) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.



   (b) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.





   (c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.


Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

FOR FUNDS OTHER THAN CORE EQUITY
Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

RiverSource Distributors, Inc. (RiverSource Distributors), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY
To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.125% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 66

Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.


For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table. Prior to Jan. 1, 2007 RiverSource Life Insurance Company (RiverSource Life) (formerly known as IDS Life Insurance Company (IDS Life)) served as principal underwriter and distributor of the funds. The following 12b-1 fees were paid to RiverSource Life.


                              TABLE 19. 12B-1 FEES


FUND                                                                FEES PAID DURING LAST FISCAL YEAR
-----------------------------------------------------------------------------------------------------
Balanced                                                                        $2,426,742
-----------------------------------------------------------------------------------------------------
Cash Management                                                                  1,508,707
-----------------------------------------------------------------------------------------------------
Diversified Bond                                                                 4,407,326
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                                                        4,888,429
-----------------------------------------------------------------------------------------------------
Emerging Markets                                                                   916,925
-----------------------------------------------------------------------------------------------------
Fundamental Value                                                                  750,911
-----------------------------------------------------------------------------------------------------
Global Bond                                                                      1,283,009
-----------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                              919,532
-----------------------------------------------------------------------------------------------------
Growth                                                                             829,034
-----------------------------------------------------------------------------------------------------
High Yield Bond                                                                  1,471,227
-----------------------------------------------------------------------------------------------------
Income Opportunities                                                               741,266
-----------------------------------------------------------------------------------------------------
International Opportunity                                                        1,601,347
-----------------------------------------------------------------------------------------------------
Large Cap Equity                                                                 4,334,166
-----------------------------------------------------------------------------------------------------
Large Cap Value                                                                     32,574
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                                                                     818,512
-----------------------------------------------------------------------------------------------------
Mid Cap Value                                                                      525,515
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                                                      500,007
-----------------------------------------------------------------------------------------------------
Select Value                                                                        38,606
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                     580,648
-----------------------------------------------------------------------------------------------------
Small Cap Advantage                                                                249,533
-----------------------------------------------------------------------------------------------------
Small Cap Value                                                                  1,021,775
-----------------------------------------------------------------------------------------------------





CUSTODIAN SERVICES

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a subcustodian agreement with The Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 67
various foreign branches of The Bank of New York or in other financial institutions as permitted by law and by the fund's subcustodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each in dependent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 68

               TABLE 20. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS


                                                                                                             FISCAL
                                                   DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                           ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES, INC.(2)             4/29/81, 6/13/86(1)                Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                                      2/16/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                               6/19/03                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected                                     3/4/04                                                  No
  Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                              6/19/03                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST                        4/7/86                     Business Trust       MA       8/31(10)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund                              8/18/86                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIMENSIONS SERIES, INC.          2/20/68, 6/13/86(1)                Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap                           5/18/06                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                             2/16/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIVERSIFIED INCOME SERIES,       6/27/74, 6/31/86(1)
  INC.(2)                                                                       Corporation       NV/MN       8/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund(3)                                10/3/74                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE EQUITY SERIES, INC.              3/18/57, 6/13/86(1)                Corporation       NV/MN       11/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund(4)                                  6/4/57                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL SERIES, INC.                   10/28/88                      Corporation        MN         10/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and                            6/15/06                                                 No
  Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                              2/16/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                                        3/20/89                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Technology Fund                                 11/13/96                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund(4),                             11/13/96                                                Yes
  (5), (11)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Fund(5), (6),                            5/29/90                                                Yes
  (11)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT INCOME SERIES,              3/12/85
  INC.                                                                          Corporation        MN         5/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S.                                     8/19/85                                                Yes
  Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund                           2/14/02                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE HIGH YIELD INCOME SERIES,              8/17/83
  INC.                                                                          Corporation        MN         5/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund(3)                                 12/8/83                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME SERIES, INC.(7)           2/10/45; 6/13/86(1)                Corporation       NV/MN       1/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                             2/16/06                                                 No
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced                                 2/16/06                                                 No
  Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate                                 2/16/06                                                 No
  Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,         5/9/01
  INC.(2)                                                                       Corporation        MN         10/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select                           9/28/01                                                Yes
  Growth Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select                           9/28/01                                                Yes
  Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small                            10/3/02                                                Yes
  Cap Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL SERIES, INC.(2)          7/18/84                      Corporation        MN         10/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International                               5/18/06                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity Fund(5),                               6/26/00                                                Yes
  (11)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                             11/15/84                                                Yes
  Fund(4), (5), (11)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES, INC.          1/18/40; 6/13/86(1)                Corporation       NV/MN       9/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                                        4/16/40                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                            5/17/07                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                              10/15/90                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                                      2/14/02                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP SERIES, INC.(2)        5/21/70, 6/13/86(1)                Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund(4)                              4/24/03                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Growth Fund                                             3/1/72                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 69

                                                                                                             FISCAL
                                                   DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                           ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                                   3/28/02                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                    6/27/02                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS SERIES, INC.(2)               3/20/01                      Corporation        MN         5/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth                              4/24/03                                                Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                              6/18/01                                                Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Select Value                                   3/8/02                                                 Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity                               3/8/02                                                 Yes
  Fund(4), (11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                                6/18/01                                                Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.          8/25/89                      Corporation        MN         1/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                                       3/4/04                                                 Yes
  Conservative Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                              3/4/04                                                 Yes
  Conservative Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                              3/4/04                                                 Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                              3/4/04                                                 Yes
  Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                            3/4/04                                                 Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total                                 3/4/04                                                 Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index Fund                                     10/25/99                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index Fund                                8/19/96                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MONEY MARKET SERIES, INC.        8/22/75; 6/13/86(1)                Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management Fund                                    10/6/75                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SECTOR SERIES, INC.                    3/25/88                      Corporation        MN         6/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund(8)                            8/1/88                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                                        3/4/04                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SELECTED SERIES, INC.                  10/5/84                      Corporation        MN         3/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                              4/22/86                                                 No
  Fund(9)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SERIES TRUST                           1/27/06                    Business Trust       MA         4/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                          10/18/07                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource 130/30 U.S. Equity Fund                                10/18/07                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                               5/18/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund                               5/18/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund                               5/18/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund                               5/18/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund                               5/18/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund                               5/18/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund                               5/18/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund                               5/18/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SHORT TERM INVESTMENTS SERIES,   4/23/68, 6/13/86(1)
  INC.                                                                          Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                                    9/26/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES              4/7/86
  TRUST                                                                       Business Trust       MA       8/31(10)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt Fund                               8/18/86                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund                                8/18/86                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGIC ALLOCATION SERIES,           10/9/84
  INC.(2)                                                                       Corporation        MN         9/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation Fund(4)                            1/23/85                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                             5/17/07                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGY SERIES, INC.                  1/24/84                      Corporation        MN         3/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value Fund                                       5/14/84                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth                               1/24/01                                                Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund                                5/4/99                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 70

                                                                                                             FISCAL
                                                   DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                           ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT INCOME SERIES,       12/21/78; 6/13/86(1)
  INC.(2)                                                                       Corporation       NV/MN       11/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                                  5/7/79                                                 Yes
  Fund(4)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET          2/29/80, 6/13/86(1)
  SERIES, INC.(2)                                                               Corporation       NV/MN       12/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money Market                                 8/5/80                                                 Yes
  Fund(4)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT SERIES, INC.          9/30/76, 6/13/86(1)                Corporation       NV/MN       11/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt Fund                           11/13/96                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond Fund                                   11/24/76                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE SERIES TRUST(12)               9/07                      Business Trust       MA         12/31
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Conservative
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Moderate
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Moderately Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Moderately Conservative
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                       5/1/06                                                 Yes
  Portfolio -- Fundamental Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                       2/4/04                                                 Yes
  Portfolio -- Select Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                       8/14/01                                                Yes
  Portfolio -- Small Cap Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                                4/30/86                                                Yes
  Portfolio -- Balanced Fund(4)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash                             10/31/81                                                Yes
  Management Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Core                              9/10/04                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                               10/13/81                                                Yes
  Portfolio -- Diversified Bond Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                                9/15/99                                                Yes
  Portfolio -- Diversified Equity Income
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                            5/1/96                                                  No
  Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                            9/13/04                                                 No
  Inflation Protected Securities Fund(13)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Growth                            9/15/99                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- High                              5/1/96                                                 Yes
  Yield Bond Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income                            6/1/04                                                 Yes
  Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Large                            10/13/81                                                Yes
  Cap Equity Fund(5)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Large                             02/4/04                                                Yes
  Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap                           5/1/01                                                 Yes
  Growth Fund(4)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap                           5/2/05                                                 Yes
  Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- S&P 500                           5/1/00                                                 Yes
  Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short                             9/15/99                                                Yes
  Duration U.S. Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Small                             9/15/99                                                Yes
  Cap Advantage Fund
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                               5/1/00                                                 Yes
  Portfolio -- Emerging Markets Fund(4),
  (5), (11)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                               1/13/92                                                Yes
  Portfolio -- International Opportunity
  Fund(4), (5), (11)
-----------------------------------------------------------------------------------------------------------------------------------




   * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.



  ** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with shareholder approval.



 (1) Date merged into a Minnesota corporation incorporated on April 7, 1986.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 71

 (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.



 (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio -- Bond Fund changed its name to Variable Portfolio -- Diversified Bond Fund, Variable Portfolio -- Extra Income Fund changed its name to Variable Portfolio -- High Yield Bond Fund and Variable Portfolio -- Federal Income Fund changed its name to Variable
     Portfolio -- Short Duration U.S. Government Fund.



 (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio -- Equity Select Fund changed its name to Variable Portfolio -- Mid Cap Growth Fund, Variable Portfolio -- Threadneedle Emerging Markets Fund changed its name to Variable Portfolio -- Emerging Markets Fund, Variable Portfolio -- Threadneedle International Fund changed its name to Variable Portfolio -- International Opportunity Fund, and Variable Portfolio -- Managed Fund changed its name to Variable
     Portfolio -- Balanced Fund.



 (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio -- Capital Resource Fund changed its name to Variable Portfolio -- Large Cap Equity Fund, Variable Portfolio -- Emerging Markets Fund changed its name to Variable Portfolio -- Threadneedle Emerging Markets Fund and Variable
     Portfolio -- International Fund changed its name to Variable
     Portfolio -- Threadneedle International Fund.



 (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.



 (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.



 (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.



 (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.



(10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.



(11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable Portfolio -- Fundamental Value Fund changed its name to RiverSource Partners Variable
     Portfolio -- Fundamental Value Fund; RiverSource Variable
     Portfolio -- Select Value Fund changed its name to RiverSource Partners Variable Portfolio -- Select Value Fund; and RiverSource Variable
     Portfolio -- Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio -- Small Cap Value Fund.



(12) Prior to January 2008, the assets in the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.



(13) Effective June 8, 2005, Variable Portfolio -- Inflation Protected Securities Fund changed its name to Variable Portfolio -- Global Inflation Protected Securities Fund.






RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 72

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 96 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                             TABLE 21. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


                                     POSITION
                                       HELD
                                    WITH FUNDS
                                        AND
                                     LENGTH OF       PRINCIPAL OCCUPATION             OTHER               COMMITTEE
        NAME, ADDRESS, AGE            SERVICE       DURING PAST FIVE YEARS        DIRECTORSHIPS          MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                     Board member  Chief Justice, Minnesota     None                  Board Governance,
901 S. Marquette Ave.              since 2006    Supreme Court, 1998-2006;                          Investment Review,
Minneapolis, MN 55402                            Attorney                                           Joint Audit
Age 53
------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                    Board member  Chair, RiverSource Funds,    None                  Board Governance,
901 S. Marquette Ave.              since 1999    1999-2006; former Governor                         Compliance
Minneapolis, MN 55402                            of Minnesota                                       Contracts,
Age 73                                                                                              Executive,
                                                                                                    Investment Review
------------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton                  Board member  President, Springboard-      None                  Investment Review,
901 S. Marquette Ave.              since 2007    Partners in Cross Cultural                         Joint Audit
Minneapolis, MN 55402                            Leadership (consulting
Age 53                                           company)
------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                  Board member  Trustee Professor of         None                  Board Governance,
901 S. Marquette Ave.              since 2004    Economics and Management,                          Contracts,
Minneapolis, MN 55402                            Bentley College; former                            Investment Review
Age 57                                           Dean, McCallum Graduate
                                                 School of Business, Bentley
                                                 College
------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                      Board member  Attorney and Consultant      None                  Board Governance,
901 S. Marquette Ave.              since 1985                                                       Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 73                                                                                              Investment Review,
                                                                                                    Joint Audit
------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA               Board member  Former Managing Director,    American Progressive  Investment Review,
901 S. Marquette Ave.              since 2005    Shikiar Asset Management     Insurance             Joint Audit
Minneapolis, MN 55402
Age 72
------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.              Board member  President Emeritus and       Valmont Industries,   Board Governance,
901 S. Marquette Ave.              since 2002    Professor of Economics,      Inc. (manufactures    Compliance,
Minneapolis, MN 55402              and Chair of  Carleton College             irrigation systems)   Contracts,
Age 69                             the Board                                                        Executive,
                                   since 2007                                                       Investment Review
------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia             Board member  Director, Enterprise Asset   None                  Compliance,
901 S. Marquette Ave.              since 2004    Management, Inc. (private                          Contracts,
Minneapolis, MN 55402                            real estate and asset                              Executive,
Age 55                                           management company)                                Investment Review
------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby               Board member  Chief Executive Officer and  Idera                 Contracts,
901 S. Marquette Ave.              since 2002    Director, RiboNovix, Inc.    Pharmaceuticals,      Executive,
Minneapolis, MN 55402                            since 2003 (biotechnology);  Inc.                  Investment Review
Age 64                                           former President, Forester   (biotechnology);
                                                 Biotech                      Healthways, Inc.
                                                                              (health management
                                                                              programs)
========================================================================================================================







RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 73

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                     POSITION
                                       HELD
                                    WITH FUNDS
                                        AND
                                     LENGTH OF      PRINCIPAL OCCUPATION             OTHER               COMMITTEE
        NAME, ADDRESS, AGE            SERVICE      DURING PAST FIVE YEARS        DIRECTORSHIPS          MEMBERSHIPS
-----------------------------------------------------------------------------------------------------------------------
William F. Truscott                Board member  President - U.S. Asset      None                  Investment Review
53600 Ameriprise Financial Center  since 2001,   Management and Chief
Minneapolis, MN 55474              Vice          Investment Officer,
Age 47                             President     Ameriprise Financial, Inc.
                                   since 2002    and President, Chairman of
                                                 the Board and Chief
                                                 Investment Officer,
                                                 RiverSource Investments,
                                                 LLC since 2005; Director,
                                                 President, and Chief
                                                 Executive Officer,
                                                 Ameriprise Certificate
                                                 Company since 2006;
                                                 Chairman of the Board,
                                                 Chief Executive Officer
                                                 and President, RiverSource
                                                 Distributors, Inc. since
                                                 2006; Senior Vice
                                                 President - Chief
                                                 Investment Officer,
                                                 Ameriprise Financial, Inc.
                                                 and Chairman of the Board
                                                 and Chief Investment
                                                 Officer, RiverSource
                                                 Investments, LLC, 2001-
                                                 2005
=======================================================================================================================




* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 22. FUND OFFICERS


                                      POSITION HELD WITH FUNDS AND                  PRINCIPAL OCCUPATION
        NAME, ADDRESS, AGE                 LENGTH OF SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan                President since 2006                Director and Senior Vice President - Asset
172 Ameriprise Financial Center                                        Management, Products and Marketing,
Minneapolis, MN 55474                                                  RiverSource Investments, LLC since 2006;
Age 42                                                                 Director and Vice President - Asset
                                                                       Management, Products and Marketing,
                                                                       RiverSource Distributors, Inc. since 2006;
                                                                       Managing Director and Global Head of Product,
                                                                       Morgan Stanley Investment Management, 2004-
                                                                       2006; President, Touchstone Investments,
                                                                       2002-2004
--------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                 Vice President since 2004           Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center                                        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                                                  RiverSource Investments, LLC since 2006; Vice
Age 44                                                                 President - Investments, Ameriprise
                                                                       Certificate Company since 2003; Senior Vice
                                                                       President - Fixed Income, Ameriprise
                                                                       Financial, Inc. 2002-2006 and RiverSource
                                                                       Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------------------
Amy K. Johnson                     Vice President since 2006           Vice President - Asset Management and Trust
5228 Ameriprise Financial Center                                       Company Services, RiverSource Investments,
Minneapolis, MN 55474                                                  LLC since 2006; Vice President - Operations
Age 42                                                                 and Compliance, RiverSource Investments, LLC,
                                                                       2004-2006; Director of Product
                                                                       Development - Mutual Funds, Ameriprise
                                                                       Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                     Treasurer since 2002                Vice President - Investment Accounting,
105 Ameriprise Financial Center                                        Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                                                  Financial Officer, RiverSource Distributors,
Age 52                                                                 Inc. since 2006
--------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 74

                                      POSITION HELD WITH FUNDS AND                  PRINCIPAL OCCUPATION
        NAME, ADDRESS, AGE                 LENGTH OF SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Scott R. Plummer                   Vice President, General             Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center   Counsel and Secretary               Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474              since 2006                          2005; Chief Counsel, RiverSource
Age 48                                                                 Distributors, Inc. since 2006; Vice
                                                                       President, General Counsel and Secretary,
                                                                       Ameriprise Certificate Company since 2005;
                                                                       Vice President - Asset Management Compliance,
                                                                       Ameriprise Financial, Inc., 2004-2005; Senior
                                                                       Vice President and Chief Compliance Officer,
                                                                       USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers                Chief Compliance Officer            U.S. Asset Management Chief Compliance
172 Ameriprise Financial Center    since 2006                          Officer, RiverSource Investments, LLC since
Minneapolis, MN 55474                                                  2006; Director - Mutual Funds, Voyageur Asset
Age 47                                                                 Management, 2003-2006; Director of Finance,
                                                                       Voyageur Asset Management, 2000-2003
--------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                     Money Laundering                    Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center   Prevention Officer                  Officer, Ameriprise Financial, Inc. since
Minneapolis, MN 55474              since 2004                          2004; Manager Anti-Money Laundering,
Age 44                                                                 Ameriprise Financial, Inc., 2003-2004;
                                                                       Compliance Director and Bank Secrecy Act
                                                                       Officer, American Express Centurion Bank,
                                                                       2000-2003
--------------------------------------------------------------------------------------------------------------------




RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee held 6 meetings during the last fiscal year.



COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters. The committee held 5 meetings during the last fiscal year.


CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held 6 meetings during the last fiscal year.


DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.


EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board. The committee held 1 meeting during the last fiscal year.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held 5 meetings during the last fiscal year.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 75

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee held 7 meetings during the last fiscal year.


BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2007 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                  TABLE 23. BOARD MEMBER HOLDINGS -- ALL FUNDS


Based on net asset values as of Dec. 31, 2007:



                                                Aggregate Dollar Range of Equity Securities of
                                                                      All
Board Member                                            Funds Overseen by Board Member
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                   Over $100,000
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                  Over $100,000
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                    None
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                               Over $100,000*
----------------------------------------------------------------------------------------------
Anne P. Jones                                                    Over $100,000
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                      None
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                           Over $100,000*
----------------------------------------------------------------------------------------------
Catherine James Paglia                                          Over $100,000*
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                             Over $100,000
----------------------------------------------------------------------------------------------
William F. Truscott                                              Over $100,000
----------------------------------------------------------------------------------------------




* Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS


TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the fiscal year ended Dec. 31, 2007.


                TABLE 24. BOARD MEMBER COMPENSATION -- ALL FUNDS


                                                          TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
BOARD MEMBER(A)                                                        PAID TO BOARD MEMBER
--------------------------------------------------------------------------------------------------------
Kathleen Blatz                                                               $155,000
--------------------------------------------------------------------------------------------------------
Arne H. Carlson                                                               142,500
--------------------------------------------------------------------------------------------------------
Pamela G. Carlton                                                              75,000
--------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                                             152,500(b)
--------------------------------------------------------------------------------------------------------
Anne P. Jones                                                                 145,000
--------------------------------------------------------------------------------------------------------
Jeffrey Laikind                                                               145,000
--------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                                         385,000(b)
--------------------------------------------------------------------------------------------------------
Catherine James Paglia                                                        152,500(b)
--------------------------------------------------------------------------------------------------------
Vikki L. Pryor(c)                                                              16,667
--------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                          142,500
--------------------------------------------------------------------------------------------------------






RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 76

   (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.





   (b) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $61,000, $115,500 and $152,500, respectively. Amount deferred by fund is set forth in Table 27. Additional information regarding the deferred compensation plan is described below.



   (c) Ms. Pryor ceased service as a member of the Board, effective Jan, 11, 2007. (She had commenced serving on the Board on Feb. 15, 2006.)




The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.


COMPENSATION FROM EACH FUND. The following tables show the compensation paid to independent Board members from each fund during the fiscal year ended Dec. 31, 2007.



             TABLE 25. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS



                                                               Aggregate Compensation from Fund
                                ---------------------------------------------------------------------------------------------
                                                                                                                     Taunton-
FUND                             Blatz   Carlson   Carlton    Flynn    Jones   Laikind    Lewis    Paglia   Pryor*     Rigby
-----------------------------------------------------------------------------------------------------------------------------
Balanced -- total               $3,471    $3,185    $1,575   $3,414   $3,242    $3,242   $ 8,612   $3,414    $422     $3,185
Amount deferred                      0         0         0    1,365        0         0     2,584    3,414       0          0
-----------------------------------------------------------------------------------------------------------------------------
Cash Management -- total         2,193     2,020     1,122    2,160    2,054     2,054     5,442    2,160     215      2,020
Amount deferred                      0         0         0      864        0         0     1,632    2,160       0          0
-----------------------------------------------------------------------------------------------------------------------------
Core Equity -- total               732       671       335      719      683       683     1,812      719      88        671
Amount deferred                      0         0         0      288        0         0       544      719       0          0
-----------------------------------------------------------------------------------------------------------------------------
Diversified Bond -- total        6,482     5,975     3,468    6,383    6,074     6,074    16,027    6,383     560      5,975
Amount deferred                      0         0         0    2,553        0         0     4,808    6,383       0          0
-----------------------------------------------------------------------------------------------------------------------------
Diversified Equity
Income -- total                  7,051     6,480     3,485    6,929    6,601     6,601    17,537    6,929     703      6,480
Amount deferred                      0         0         0    2,772        0         0     5,261    6,929       0          0
-----------------------------------------------------------------------------------------------------------------------------
Emerging Markets -- total        1,362     1,257       771    1,342    1,277     1,277     3,354    1,342     112      1,257
Amount deferred                      0         0         0      537        0         0     1,006    1,342       0          0
-----------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 77

                                                               Aggregate Compensation from Fund
                                ---------------------------------------------------------------------------------------------
                                                                                                                     Taunton-
FUND                             Blatz   Carlson   Carlton    Flynn    Jones   Laikind    Lewis    Paglia   Pryor*     Rigby
-----------------------------------------------------------------------------------------------------------------------------
Fundamental Value -- total       1,098     1,010       599    1,078    1,030     1,030     2,736    1,078      81      1,011
Amount deferred                      0         0         0      431        0         0       821    1,078       0          0
-----------------------------------------------------------------------------------------------------------------------------
Global Bond -- total            $1,908    $1,760    $1,055   $1,880   $1,788    $1,787   $ 4,691   $1,880    $160     $1,760
Amount deferred                      0         0         0      752        0         0     1,407    1,880       0          0
-----------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities -- total              1,314     1,206       633    1,289    1,231     1,231     3,302    1,289     119      1,206
Amount deferred                      0         0         0      516        0         0       991      289       0          0
-----------------------------------------------------------------------------------------------------------------------------
Growth -- total                  1,192     1,096       571    1,173    1,115     1,115     2,960    1,173     131      1,096
Amount deferred                      0         0         0      469        0         0       888    1,173       0          0
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond -- total         2,097     1,925       939    2,062    1,959     1,959     5,228    2,062     248      1,925
Amount deferred                      0         0         0      825        0         0     1,568    2,062       0          0
-----------------------------------------------------------------------------------------------------------------------------
Income Opportunities -- total    1,078       992       572    1,059    1,011     1,011     2,689    1,059      84        992
Amount deferred                      0         0         0      424        0         0       807    1,059       0          0
-----------------------------------------------------------------------------------------------------------------------------
International
Opportunity -- total             2,309     2,122     1,071    2,273    2,158     2,158     5,738    2,273     267      2,122
Amount deferred                      0         0         0      909        0         0     1,721    2,273       0          0
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity -- total        6,191     5,684     2,791    6,091    5,783     5,784    15,383    6,091     763      5,684
Amount deferred                      0         0         0    2,437        0         0     4,615    6,091       0          0
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value(a) -- total         46        43        21       45       43        43       116       46       5         43
Amount deferred                      0         0         0       18        0         0        35       46       0          0
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total          1,167     1,073       535    1,149    1,091     1,091     2,907    1,149     141      1,072
Amount deferred                      0         0         0      460        0         0       872    1,149       0          0
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total             715       653       285      698      670       670     1,843      698      75        653
Amount deferred                      0         0         0      279        0         0       553      698       0          0
-----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total             717       659       339      705      671       671     1,782      705      80        659
Amount deferred                      0         0         0      282        0         0       535      705       0          0
-----------------------------------------------------------------------------------------------------------------------------
Select Value -- total               55        50        26       54       52        52       137       54       6         50
Amount deferred                      0         0         0       22        0         0        41       54       0          0
-----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
Government -- total                840       773       408      828      786       786     2,084      828      93        773
Amount deferred                      0         0         0      331        0         0       625      828       0          0
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage -- total       353       323       153      347      329       329       879      347      45        323
Amount deferred                      0         0         0      139        0         0       264      347       0          0
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value -- total         1,518     1,401       854    1,497    1,422     1,422     3,728    1,497     126      1,401
Amount deferred                      0         0         0      599        0         0     1,118    1,497       0          0
-----------------------------------------------------------------------------------------------------------------------------




     * Ms. Pryor ceased service as a member of the Board, effective Jan. 11, 2007.


   (a) Through Dec. 31, 2006, no fees or expenses were paid or reimbursed from funds to Board members until the assets of a fund reached $20 million.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 78

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals an Aug. 8, 2007.


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.


Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements contained in the funds' Annual Report for the fiscal year ended Dec. 31, 2007 were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The financial statements for periods ended on or before Dec. 31, 2006 were audited by KPMG LLP. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                  Page 79

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    - Nature of and provisions of the obligation.

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-1

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-2

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-3

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-4

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-5

                                                                      APPENDIX B

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                             S-6466-20 AF (5/08)




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page B-1

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
RiverSource Variable Portfolio Funds

                                                                                             RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                         RIVERSOURCE VP -          CASH                CORE
                                                                             BALANCED           MANAGEMENT             BOND
DEC. 31, 2007                                                                  FUND                FUND                FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers*
      (identified cost $1,595,367,176, $1,334,693,322
      and $97,973,571)                                                    $1,741,331,414      $1,334,407,322       $98,628,728
   Affiliated money market fund
      (identified cost $69,068,144, $-- and $8,509,766)                       69,068,144                  --         8,509,766
---------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $1,664,435,320, $1,334,693,322 and
   $106,483,337)                                                           1,810,399,558       1,334,407,322       107,138,494
Cash                                                                             148,334             281,941            10,365
Capital shares receivable                                                         23,765           1,387,682            31,302
Receivable for investment securities sold                                      3,183,775                  --           486,303
Dividends and accrued interest receivable                                      6,632,201           4,753,814           689,805
Unrealized appreciation on swap contracts                                         39,752                  --             5,430
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                               1,820,427,385       1,340,830,759       108,361,699
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                     --             490,905            24,855
Capital shares payable                                                         3,112,009           2,031,621            82,275
Payable for investment securities purchased                                    1,364,953                  --           670,755
Payable for securities purchased on a forward-commitment
   basis                                                                      72,044,302                  --        11,008,436
Variation margin payable                                                         159,527                  --            13,281
Payable upon return of securities loaned                                       9,573,800                  --                --
Unrealized depreciation on swap contracts                                        174,847                  --            18,385
Accrued investment management services fee                                       773,732             369,656            38,570
Accrued distribution fee                                                         186,265             141,862            10,044
Accrued transfer agency fee                                                       89,404              68,091             4,821
Accrued administrative services fee                                               80,874              63,113             5,625
Other accrued expenses                                                           266,465             140,127            46,653
Forward sale commitments, at value (proceeds receivable
   $1,258,008 for
   RiverSource VP - Balanced Fund and $483,203 for
   RiverSource VP - Core Bond Fund)                                            1,266,015                  --           487,813
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             89,092,193           3,305,375        12,411,513
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $1,731,335,192      $1,337,525,384       $95,950,186
=================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value ($.001 for RiverSource
   VP - Balanced Fund)                                                    $      114,725      $   13,382,914       $    97,072
Additional paid-in capital                                                 1,510,794,921       1,324,429,957        95,895,701
Excess of distributions over net investment income                              (149,115)                 --           (33,268)
Accumulated net realized gain (loss)                                          74,813,144              (1,487)         (622,228)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                                        145,761,517            (286,000)          612,909
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                              $1,731,335,192      $1,337,525,384       $95,950,186
=================================================================================================================================
Shares outstanding                                                           114,724,895       1,338,291,448         9,707,211
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                    $        15.09      $         1.00       $      9.88
---------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $    9,221,174      $           --       $        --
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 90 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                         RIVERSOURCE VP -    RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                           DIVERSIFIED         DIVERSIFIED           EMERGING
                                                                               BOND           EQUITY INCOME          MARKETS
DEC. 31, 2007                                                                  FUND                FUND                FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers*
      (identified cost $4,486,247,761, $3,529,942,797
      and $737,845,253)                                                   $4,514,274,422      $4,060,766,406       $917,881,248
   Affiliated money market fund
      (identified cost $243,599,414, $62,780,613 and
      $37,324,664)                                                           243,599,414          62,780,613         37,324,664
---------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $4,729,847,175, $3,592,723,410 and
   $775,169,917)                                                           4,757,873,836       4,123,547,019        955,205,912
Cash                                                                             485,531              29,174          2,212,648
Capital shares receivable                                                      4,349,956           2,228,273            531,661
Foreign currency holdings (identified cost $1,470 for
   RiverSource VP - Diversified Bond Fund and $9,445,606
   for RiverSource VP - Emerging Markets Fund)                                     1,528                  --          9,483,969
Receivable for investment securities sold                                     81,656,208           5,485,191          4,571,242
Dividends and accrued interest receivable                                     34,727,962           6,134,671            796,451
Unrealized appreciation on swap contracts                                        249,389                  --                 --
Unrealized appreciation on forward foreign currency
   contracts                                                                     275,178                  --                 --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                               4,879,619,588       4,137,424,328        972,801,883
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                              1,217,344                  --                 --
Payable for investment securities purchased                                   27,145,808          51,774,945          8,426,642
Payable for securities purchased on a forward-commitment
   basis                                                                     349,788,919                  --                 --
Capital shares payable                                                         4,590,072           3,727,277          1,189,502
Variation margin payable                                                         373,480                  --                 --
Payable upon return of securities loaned                                      66,950,000                  --                 --
Accrued investment management services fee                                     1,595,797           1,954,160            873,538
Accrued distribution fee                                                         453,215             434,949            101,931
Accrued transfer agency fee                                                      217,536             208,768             48,925
Unrealized depreciation on forward foreign currency
   contracts                                                                     618,557               1,206                 --
Accrued administrative services fee                                              213,132             171,032             63,282
Unrealized depreciation on swap contracts                                        827,233                  --                 --
Other accrued expenses                                                           507,371             373,327            134,847
Forward sale commitments, at value (proceeds receivable
   $71,311,250 for RiverSource VP - Diversified Bond
   Fund)                                                                      71,725,000                  --                 --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            526,223,464          58,645,664         10,838,667
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $4,353,396,124      $4,078,778,664       $961,963,216
=================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value                                           $    4,144,696      $    2,510,853       $    427,794
Additional paid-in capital                                                 4,423,312,947       3,315,529,879        638,307,724
Undistributed (excess of distributions over) net
   investment income                                                          (1,218,944)            (45,779)          (140,083)
Accumulated net realized gain (loss)                                         (98,534,227)        229,957,911        143,412,979
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                                         25,691,652         530,825,800        179,954,802
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                              $4,353,396,124      $4,078,778,664       $961,963,216
=================================================================================================================================
Shares outstanding                                                           414,469,553         251,085,341         42,779,426
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                    $        10.50      $        16.24       $      22.49
---------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $   64,984,200      $           --       $         --
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  91

RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP -    RIVERSOURCE VP -      RIVERSOURCE VP -
                                                                       FUNDAMENTAL            GLOBAL           GLOBAL INFLATION
                                                                          VALUE                BOND          PROTECTED SECURITIES
DEC. 31, 2007                                                              FUND                FUND                  FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers*
      (identified cost $720,903,041, $1,182,999,418
      and $744,891,460)                                                $756,443,502       $1,252,829,316         $792,299,020
   Affiliated money market fund
      (identified cost $29,600,894, $54,737,292 and
      $52,945,593)                                                       29,600,894           54,737,292           52,945,593
---------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $750,503,935, $1,237,736,710 and
   $797,837,053)                                                        786,044,396        1,307,566,608          845,244,613
Cash                                                                             --               91,332                   --
Capital shares receivable                                                 1,345,643            1,101,251            1,089,344
Foreign currency holdings (identified cost
   $4,264,003 for RiverSource VP - Global Bond Fund
   and $416,452 for RiverSource VP - Global
   Inflation Protected Securities Fund)                                          --            4,306,388              412,409
Receivable for investment securities sold                                    22,306            2,289,548                   --
Dividends and accrued interest receivable                                   804,806           17,552,309            5,785,268
Unrealized appreciation on forward foreign currency
   contracts                                                                     --              325,573            3,830,703
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            788,217,151        1,333,233,009          856,362,337
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                --              305,315                   --
Capital shares payable                                                      757,336            1,211,910              888,390
Payable for investment securities purchased                                 763,607               40,571                   --
Payable for securities purchased on a
   forward-commitment basis                                                      --              423,316                   --
Variation margin payable                                                         --              259,828               46,593
Payable upon return of securities loaned                                         --                   --           31,687,500
Unrealized depreciation on forward foreign currency
   contracts                                                                     --            1,803,692            3,181,717
Unrealized depreciation on swap contracts                                        --              223,710                   --
Accrued investment management services fee                                  474,071              739,867              299,509
Accrued distribution fee                                                     82,174              138,466               85,089
Accrued transfer agency fee                                                  39,442               66,462               40,841
Accrued administrative services fee                                          38,278               83,910               46,369
Other accrued expenses                                                       94,445              229,925               25,488
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         2,249,353            5,526,972           36,301,496
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                     $785,967,798       $1,327,706,037         $820,060,841
=================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value                                        $    701,558       $    1,172,923         $    797,797
Additional paid-in capital                                              744,049,340        1,264,923,286          792,044,881
Excess of distributions over net investment income                          (10,173)          (3,375,957)         (14,391,854)
Accumulated net realized gain (loss)                                      5,685,235           (2,641,295)          (6,486,527)
Unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                                     35,541,838           67,627,080           48,096,544
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                           $785,967,798       $1,327,706,037         $820,060,841
=================================================================================================================================
Shares outstanding                                                       70,155,812          117,292,283           79,779,665
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital
   stock                                                               $      11.20       $        11.32         $      10.28
---------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                                $         --       $           --         $ 31,092,000
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 92 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                                             RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                         RIVERSOURCE VP -       HIGH YIELD            INCOME
                                                                              GROWTH               BOND           OPPORTUNITIES
DEC. 31, 2007                                                                  FUND                FUND                FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers*
      (identified cost $611,782,974, $1,032,083,996 and
      $692,721,017)                                                        $605,390,533       $  983,367,572       $674,722,551
   Affiliated money market fund
      (identified cost $31,476,699, $45,574,934 and
      $60,049,386)                                                           31,476,699           45,574,934         60,049,386
---------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $643,259,673, $1,077,658,930 and
   $752,770,403)                                                            636,867,232        1,028,942,506        734,771,937
Cash                                                                                 --               60,301             25,240
Capital shares receivable                                                       229,198               34,085          1,163,643
Receivable for investment securities sold                                       288,462              206,135          6,158,462
Dividends and accrued interest receivable                                       868,612           19,128,736         11,855,739
Other receivable                                                                     --               91,484                 --
Cash deposits and collateral held with broker                                        --            1,297,000            270,000
Unrealized appreciation on forward foreign currency
   contracts                                                                  1,356,585                   --                 --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                639,610,089        1,049,760,247        754,245,021
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash                                                     578                   --                 --
Dividends payable to shareholders                                                    --              575,175            349,850
Premiums received on outstanding credit default swaps                                --              972,692            731,875
Capital shares payable                                                          633,545            1,710,684            714,332
Payable for investment securities purchased                                   2,606,051                   --          2,071,875
Payable for securities purchased on a forward-commitment
   basis                                                                             --           11,250,426         13,308,116
Payable upon return of securities loaned                                      6,650,000                   --                 --
Collateral and deposits payable                                                 973,000                   --                 --
Unrealized depreciation on swap contracts                                            --            1,836,473            693,193
Unrealized depreciation on forward foreign currency
   contracts                                                                     39,733                   --                 --
Accrued investment management services fee                                      327,606              520,192            372,770
Accrued distribution fee                                                         68,252              110,390             76,388
Accrued transfer agency fee                                                      32,760               52,986             36,665
Accrued administrative services fee                                              32,153               59,356             41,844
Other accrued expenses                                                          114,238              361,993             67,848
Options contracts written at value (premium received,
   $1,457,692 for
   RiverSource VP - Growth Fund)                                                846,448                   --                 --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            12,324,364           17,450,367         18,464,756
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $627,285,725       $1,032,309,880       $735,780,265
=================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value                                            $    819,754       $    1,593,400       $    746,318
Additional paid-in capital                                                  649,547,581        1,287,093,511        758,111,842
Undistributed (excess of distributions over) net
   investment income                                                         (1,374,748)           2,743,472            335,468
Accumulated net realized gain (loss)                                        (17,226,640)        (208,659,090)        (4,721,704)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                                        (4,480,222)         (50,461,413)       (18,691,659)
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                               $627,285,725       $1,032,309,880       $735,780,265
=================================================================================================================================
Shares outstanding                                                           81,975,367          159,339,992         74,631,775
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                     $       7.65       $         6.48       $       9.86
---------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                                    $  6,285,500       $           --       $         --
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  93

RiverSource Variable Portfolio Funds

                                                                         RIVERSOURCE VP -    RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                          INTERNATIONAL         LARGE CAP           LARGE CAP
                                                                           OPPORTUNITY            EQUITY              VALUE
DEC. 31, 2007                                                                  FUND                FUND                FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers*
      (identified cost $965,873,456, $2,665,513,022 and
      $200,506,362)                                                       $1,179,567,331      $2,843,890,897       $21,390,586
   Affiliated money market fund
      (identified cost $37,026,315, $214,553,589, and
      $501,180)                                                               37,026,315         214,553,589           501,180
---------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $1,002,899,771, $2,880,066,611, and
   $21,007,542)                                                            1,216,593,646       3,058,444,486        21,891,766
Cash                                                                           2,633,378              79,001                --
Foreign currency holdings (identified cost $1,268,529,
   $39,451 and $797)                                                           1,282,458              39,441               796
Capital shares receivable                                                          8,267             238,296             3,060
Receivable for investment securities sold                                      3,354,489           1,876,313                --
Dividends receivable                                                           1,987,165           4,106,440            30,121
Unrealized appreciation on forward foreign currency
   contracts                                                                          --           2,164,605                --
Unrealized appreciation on swap contracts                                             --             181,959                --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                               1,225,859,403       3,067,130,541        21,925,743
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Disbursements in excess of cash                                                       --                  --                91
Variation margin payable                                                              --             441,975                --
Capital shares payables                                                        2,142,428           4,845,133            56,220
Payable for investment securities purchased                                    2,633,378           9,325,938            12,176
Payable upon return of securities loaned                                      24,604,425          23,938,500                --
Collateral and deposits payable                                                       --           1,194,000                --
Unrealized depreciation on forward foreign currency
   contracts                                                                          --              65,995                --
Unrealized depreciation on swap contracts                                             --             126,537                --
Accrued investment management services fee                                       771,886           1,504,763            11,447
Accrued distribution fee                                                         128,359             327,948             2,385
Accrued administrative services fee                                               78,251             136,792             1,145
Accrued transfer agency fee                                                       61,610             157,410             1,145
Other accrued expenses                                                           225,830             394,309            29,963
Options contracts written, (premiums received,
   $2,245,254 for RiverSource VP - Large Cap Equity
   Fund)                                                                              --           1,310,423                --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             30,646,167          43,769,723           114,572
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $1,195,213,236      $3,023,360,818       $21,811,171
=================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value                                           $      812,334      $    1,196,397       $    19,620
Additional paid-in capital                                                 1,201,590,508       2,724,602,411        20,685,270
Undistributed (excess of distributions over) net
   investment income                                                             792,051             552,009              (953)
Accumulated net realized gain                                               (221,848,063)        115,687,771           223,010
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                                        213,866,406         181,322,230           884,224
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                              $1,195,213,236      $3,023,360,818       $21,811,171
=================================================================================================================================
Shares outstanding                                                            81,233,368         119,639,665         1,962,047
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                    $        14.71      $        25.27       $     11.12
---------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $   23,418,185      $   22,849,797       $        --
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 94 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                         RIVERSOURCE VP -    RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                             MID CAP             MID CAP             S&P 500
                                                                              GROWTH              VALUE               INDEX
DEC. 31, 2007                                                                  FUND                FUND                FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers*
      (identified cost $546,967,947, $343,235,635 and
      $283,198,272)                                                      $   579,348,681       $352,124,819        $372,201,144
   Affiliated money market fund
      (identified cost $35,944,741, $8,176,321 and
      $8,370,896)                                                             35,944,741          8,176,321           8,370,896
---------------------------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost
   $582,912,688, $351,411,956 and $291,569,168)                              615,293,422        360,301,140         380,572,040
Capital shares receivable                                                         42,955            422,507              17,670
Cash                                                                                  --                346                  --
Receivable for investment securities sold                                             --          2,249,516              94,527
Dividends and accrued interest receivable                                        321,480            522,888             557,460
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 615,657,857        363,496,397         381,241,697
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                           708,661            273,837             403,706
Payable for investment securities purchased                                           --          8,143,304             136,255
Variation margin payable                                                              --                 --              45,650
Payable upon return of securities loaned                                      21,098,000                 --                  --
Accrued investment management services fee                                       357,318            209,067              72,109
Accrued distribution fee                                                          63,807             37,334              40,971
Accrued transfer agency fee                                                       30,627             17,920              19,666
Accrued administrative services fee                                               30,198             17,920              19,666
Other accrued expenses                                                           115,837             59,531              67,791
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             22,404,448          8,758,913             805,814
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                       $   593,253,409       $354,737,484        $380,435,883
=================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value                                          $       461,650       $    242,970        $    386,965
Additional paid-in capital                                                 1,612,476,099        278,826,172         283,284,986
Excess of distributions over net investment income                                (6,763)          (344,279)             35,636
Accumulated net realized gain (loss)                                      (1,052,058,311)        66,774,734           7,675,093
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                                         32,380,734          9,237,887          89,053,203
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                             $   593,253,409       $354,737,484        $380,435,883
=================================================================================================================================
Shares outstanding                                                            46,165,040         24,297,009          38,696,534
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                   $         12.85       $      14.60        $       9.83
---------------------------------------------------------------------------------------------------------------------------------
*Including securities on loan, at value                                  $    19,623,170       $         --        $         --
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  95

RiverSource Variable Portfolio Funds

                                                                         RIVERSOURCE VP -    RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                              SELECT          SHORT DURATION        SMALL CAP
                                                                              VALUE          U.S. GOVERNMENT        ADVANTAGE
DEC. 31, 2007                                                                  FUND                FUND                FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers
      (identified cost $26,001,820, $535,739,546 and
      $159,605,251)                                                        $26,179,090         $537,205,371        $159,164,897
   Affiliated money market fund
      (identified cost $214,773, $2,613,478 and
      $1,395,800)                                                              214,773            2,613,478           1,395,800
---------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
   (identified cost $26,216,593, $538,353,024 and
   $161,001,051)                                                            26,393,863          539,818,849         160,560,697
Cash                                                                                --              159,678               2,720
Capital shares receivable                                                        2,651               80,618              29,264
Receivable for investment securities sold                                      515,621              252,444           1,564,041
Dividends and accrued interest receivable                                       55,095            2,859,495             150,856
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                26,967,230          543,171,084         162,307,578
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                   --              125,942                  --
Capital shares payable                                                          65,329              559,825             234,693
Payable for investment securities purchased                                    302,238            2,212,951           1,081,341
Payable for securities purchased on a forward-commitment
   basis                                                                            --           56,633,193                  --
Variation margin payable                                                            --              151,609                  --
Accrued investment management services fee                                      18,173              196,309             110,236
Accrued distribution fee                                                         2,912               51,123              17,443
Accrued transfer agency fee                                                      1,398               24,538               8,372
Accrued administrative services fee                                              1,398               28,628              11,163
Other accrued expenses                                                          60,151              116,733              55,888
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                              451,599           60,100,851           1,519,136
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $26,515,631         $483,070,233        $160,788,442
=================================================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value                                            $    24,870         $    472,070        $    136,303
Additional paid-in capital                                                  26,208,065          491,955,658         150,870,215
Excess of distributions over net investment income                             (21,682)             (90,175)             (1,857)
Accumulated net realized gain (loss)                                           127,108          (10,617,007)         10,224,135
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in
   foreign currencies                                                          177,270            1,349,687            (440,354)
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
   outstanding capital stock                                               $26,515,631         $483,070,233        $160,788,442
=================================================================================================================================
Shares outstanding                                                           2,481,141           47,207,017          13,630,305
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                     $     10.69         $      10.23        $      11.80
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 96 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                RIVERSOURCE VP -
                                                                   SMALL CAP
                                                                     VALUE
DEC. 31, 2007                                                         FUND
ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $959,553,007)          $  907,920,393
   Affiliated money market fund (identified cost
     $149,997,451)                                                  149,997,451
--------------------------------------------------------------------------------
Total investments in securities
   (identified cost $1,109,550,458)                               1,057,917,844
Cash in bank on demand deposit                                            4,331
Capital shares receivable                                             1,092,054
Receivable for investment securities sold                             3,595,994
Dividends receivable                                                  1,111,076
--------------------------------------------------------------------------------
Total assets                                                      1,063,721,299
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  849,389
Payable for investment securities purchased                           7,034,010
Payable upon return of securities loaned                             30,350,450
Accrued investment management services fee                              810,735
Accrued distribution fee                                                108,861
Accrued transfer agency fee                                              52,251
Accrued administrative services fee                                      67,330
Other accrued expenses                                                   96,229
--------------------------------------------------------------------------------
Total liabilities                                                    39,369,255
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock               $1,024,352,044
================================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                  $      751,436
Additional paid-in capital                                        1,041,833,331
Undistributed net investment income                                     207,418
Accumulated net realized gain (loss)                                 33,192,473
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
   currencies                                                       (51,632,614)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                 $1,024,352,044
--------------------------------------------------------------------------------
Shares outstanding                                                   75,143,611
================================================================================
Net asset value per share of outstanding capital stock           $        13.63
--------------------------------------------------------------------------------
*Including securities on loan, at value                          $   28,170,897
--------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  97

STATEMENTS OF OPERATIONS
RiverSource Variable Portfolio Funds

                                                                                  RIVERSOURCE VP -    RIVERSOURCE VP -
                                                              RIVERSOURCE VP -          CASH                CORE
                                                                  BALANCED           MANAGEMENT             BOND
YEAR ENDED DEC. 31, 2007                                            FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                                      $  27,599,969        $        --          $       --
Interest                                                          36,241,625         64,301,870           3,954,200
Income distributions from affiliated money market fund             3,051,059                 --             335,909
Fee income from securities lending                                   194,615                 --                  --
   Less foreign taxes withheld                                      (150,582)                --                  --
----------------------------------------------------------------------------------------------------------------------
Total income                                                      66,936,686         64,301,870           4,290,109
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                10,207,597          3,948,685             388,197
Distribution fee                                                   2,426,742          1,508,707             101,094
Transfer agency fee                                                1,164,797            724,155              48,524
Administrative services fee                                        1,046,093            678,873              56,612
Custodian fees                                                       212,225             94,835              64,867
Compensation of board members                                         33,762             21,440               1,443
Printing and postage                                                 346,400            240,580              23,493
Professional fees                                                     68,877             52,266              38,215
Other                                                                 40,884             25,146               1,315
----------------------------------------------------------------------------------------------------------------------
Total expenses                                                    15,547,377          7,294,687             723,760
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                      --                 --             (52,471)
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                                15,547,377          7,294,687             671,289
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   51,389,309         57,007,183           3,618,820
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                         124,600,819             (1,337)            248,262
   Foreign currency transactions                                     (20,104)                --               3,074
   Futures contracts                                              (3,565,336)                --            (243,083)
   Swap transactions                                              (2,552,059)                --            (263,043)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          118,463,320             (1,337)           (254,790)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                        (130,247,760)          (286,000)            976,917
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (11,784,440)          (287,337)            722,127
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $  39,604,869        $56,719,846          $4,340,947
======================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 98 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP -    RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                DIVERSIFIED         DIVERSIFIED           EMERGING
                                                                    BOND           EQUITY INCOME          MARKETS
YEAR ENDED DEC. 31, 2007                                            FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                                       $         --        $ 88,480,761        $ 16,883,844
Interest                                                         180,455,142             393,425              65,765
Income distributions from affiliated money market fund            14,139,560           2,539,754           1,044,579
Fee income from securities lending                                   410,252             270,351                  --
   Less foreign taxes withheld                                       (32,392)           (758,558)         (1,648,011)
----------------------------------------------------------------------------------------------------------------------
Total income                                                     194,972,562          90,925,733          16,346,177
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                15,781,102          23,103,173           8,164,229
Distribution fee                                                   4,407,326           4,888,429             916,925
Transfer agency fee                                                2,115,444           2,346,366             440,109
Administrative services fee                                        2,137,262           1,941,348             575,282
Custodian fees                                                       336,836             246,050             616,950
Compensation of board members                                         63,401              68,796              13,351
Printing and postage                                                 862,746             789,116             120,085
Professional fees                                                     95,821              99,606              51,079
Other                                                                106,816             101,777              74,696
----------------------------------------------------------------------------------------------------------------------
Total expenses                                                    25,906,754          33,584,661          10,972,706
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  169,065,808          57,341,072           5,373,471
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                           7,532,918         244,650,848         145,674,772
   Foreign currency transactions                                  (1,351,575)              3,842          (2,061,741)
   Futures contracts                                              (9,799,970)                 --                  --
   Swap transactions                                             (11,710,983)                 --                  --
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          (15,329,610)        244,654,690         143,613,031
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                   34,686,939         (14,234,972)         91,180,555
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies             19,357,329         230,419,718         234,793,586
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $188,423,137        $287,760,790        $240,167,057
======================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                   RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  99

RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP -    RIVERSOURCE VP -      RIVERSOURCE VP -
                                                                FUNDAMENTAL            GLOBAL           GLOBAL INFLATION
                                                                   VALUE                BOND          PROTECTED SECURITIES
YEAR ENDED DEC. 31, 2007                                            FUND                FUND                  FUND
INVESTMENT INCOME
Income:
Dividends                                                       $10,492,783         $        --           $         --
Interest                                                             79,970          43,410,976             36,767,822
Income distributions from affiliated money market fund            1,597,730           2,427,655              1,594,837
Fee income from securities lending                                       --              25,975                  3,265
   Less foreign taxes withheld                                      (69,435)           (203,363)                (5,248)
--------------------------------------------------------------------------------------------------------------------------
Total income                                                     12,101,048          45,661,243             38,360,676
--------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                4,175,080           6,973,229              3,236,715
Distribution fee                                                    750,911           1,283,009                919,532
Transfer agency fees                                                360,425             615,823                441,361
Administrative services fee                                         354,756             790,122                503,285
Custodian fees                                                       80,605             231,420                 93,335
Compensation of board members                                        10,751              18,669                 12,820
Printing and postage                                                140,994             256,100                194,466
Professional fees                                                    41,855              89,098                 47,344
Other                                                                18,504              26,855                 23,998
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    5,933,881          10,284,325              5,472,856
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                     --                  --               (176,658)
--------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                5,933,881          10,284,325              5,296,198
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,167,167          35,376,918             33,064,478
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          7,185,235           5,767,168              4,872,819
   Foreign currency transactions                                    (55,078)         (4,028,080)           (19,962,031)
   Futures contracts                                                     --          (1,121,953)                (6,538)
   Swap transactions                                                     --          (3,203,529)                    --
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           7,130,157          (2,586,394)           (15,095,750)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                   5,067,678          49,314,739             37,464,166
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            12,197,835          46,728,345             22,368,416
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $18,365,002         $82,105,263           $ 55,432,894
==========================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 100 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                                  RIVERSOURCE VP -    RIVERSOURCE VP -
                                                              RIVERSOURCE VP -       HIGH YIELD            INCOME
                                                                   GROWTH               BOND           OPPORTUNITIES
YEAR ENDED DEC. 31, 2007                                            FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                                       $11,367,369         $         --        $         --
Interest                                                              3,782           94,172,744          44,230,040
Income distributions from affiliated money market fund            1,401,441            2,890,767           2,006,873
Fee income from securities lending                                   85,089                3,700                  --
   Less foreign taxes withheld                                     (224,030)             (13,909)            (14,969)
----------------------------------------------------------------------------------------------------------------------
Total income                                                     12,633,651           97,053,302          46,221,944
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                4,008,245            6,901,243           3,617,325
Distribution fee                                                    829,034            1,471,227             741,266
Transfer agency fee                                                 397,923              706,165             355,795
Administrative services fee                                         389,898              781,583             410,104
Custodian fees                                                       74,295               76,040              52,541
Compensation of board members                                        11,622               20,404              10,547
Printing and postage                                                141,165              223,665             124,845
Professional fees                                                    40,508               55,444              47,452
Other                                                                21,681               18,491              15,477
----------------------------------------------------------------------------------------------------------------------
Total expenses                                                    5,914,371           10,254,262           5,375,352
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,719,280           86,799,040          40,846,592
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                         75,583,348            7,935,248          (4,616,557)
   Foreign currency transactions                                 (2,605,329)                  --                  --
   Options contracts written                                        721,940                   --                  --
   Swap transactions                                                     --           (2,087,303)           (736,286)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          73,699,959            5,847,945          (5,352,843)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                 (60,468,679)         (69,563,754)        (24,472,520)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            13,231,280          (63,715,809)        (29,825,363)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $19,950,560         $ 23,083,231        $ 11,021,229
======================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  101

RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP -    RIVERSOURCE VP -    RIVERSOURCE VP -
                                                               INTERNATIONAL         LARGE CAP           LARGE CAP
                                                                OPPORTUNITY            EQUITY              VALUE
YEAR ENDED DEC. 31, 2007                                            FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                                       $ 26,879,517       $  66,538,088        $   568,784
Interest                                                              25,493             151,166                 --
Income distributions from affiliated money market fund               480,526           8,067,156             55,829
Fee income from securities lending                                   653,373             471,798                 --
   Less foreign taxes withheld                                    (3,098,502)           (694,252)            (2,998)
----------------------------------------------------------------------------------------------------------------------
Total income                                                      24,940,407          74,533,956            621,615
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                 8,874,024          20,273,195            152,872
Distribution fee                                                   1,601,347           4,334,166             32,574
Transfer agency fee                                                  768,620           2,080,329             15,635
Administrative services fee                                          972,158           1,763,984             15,635
Custodian fees                                                       383,695             397,293             28,067
Compensation of board members                                         22,491              60,245                451
Printing and postage                                                 225,300             813,980              5,871
Professional fees                                                     56,915              99,840             28,592
Other                                                                 31,074              75,587                487
----------------------------------------------------------------------------------------------------------------------
Total expenses                                                    12,935,624          29,898,619            280,184
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                      --                  --            (10,046)
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                                12,935,624          29,898,619            270,138
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   12,004,783          44,635,337            351,477
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
----------------------------------------------------------------------------------------------------------------------
   Security transactions                                         217,413,111         347,382,528          1,893,861
   Foreign currency transactions                                     540,563          (4,199,308)              (321)
   Futures contracts                                                      --            (454,973)                --
   Swap transactions                                                      --           1,266,153                 --
   Options contracts written                                              --           1,398,076                 --
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          217,953,674         345,392,476          1,893,540
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  (76,496,590)       (271,049,124)        (2,232,213)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            141,457,084          74,343,352           (338,673)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $153,461,867       $ 118,978,689        $    12,804
======================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 102 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP -    RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                  MID CAP             MID CAP             S&P 500
                                                                   GROWTH              VALUE               INDEX
YEAR ENDED DEC. 31, 2007                                            FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                                       $ 3,372,057         $  6,908,740        $ 7,619,299
Interest                                                                 73               20,089              2,071
Income distributions from affiliated money market fund            1,197,772              431,433            268,340
Fee income from securities lending                                  297,845                   --                 --
   Less foreign taxes withheld                                           --              (28,179)                --
----------------------------------------------------------------------------------------------------------------------
Total income                                                      4,867,747            7,332,083          7,889,710
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                3,768,124            3,056,368            880,002
Distribution fee                                                    818,512              525,515            500,007
Transfer agency fee                                                 392,873              252,238            239,995
Administrative services fee                                         385,269              251,524            239,995
Custodian fees                                                       51,800               73,189             54,675
Compensation of board members                                        11,375                6,960              6,988
Printing and postage                                                168,034              107,849             81,215
Licensing fees                                                           --                   --             29,360
Professional fees                                                    48,040               28,143             41,863
Other                                                                11,884               11,701              6,610
----------------------------------------------------------------------------------------------------------------------
Total expenses                                                    5,655,911            4,313,487          2,080,710
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                     --                   --           (100,686)
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                                5,655,911            4,313,487          1,980,024
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (788,164)           3,018,596          5,909,686
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                         68,497,514           73,160,081         10,875,202
   Foreign currency transactions                                         --                 (464)                --
   Futures contracts                                                     --           (1,149,733)           221,549
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                          68,497,514           72,009,884         11,096,751
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  19,071,295          (16,109,601)         2,509,271
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            87,568,809           55,900,283         13,606,022
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $86,780,645         $ 58,918,879        $19,515,708
======================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  103

RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP -    RIVERSOURCE VP -    RIVERSOURCE VP -
                                                                   SELECT          SHORT DURATION        SMALL CAP
                                                                   VALUE          U.S. GOVERNMENT        ADVANTAGE
YEAR ENDED DEC. 31, 2007                                            FUND                FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                                       $   555,680         $        --         $  2,038,280
Interest                                                                 --          22,659,735               13,296
Income distributions from affiliated money market fund               42,259             385,681               75,206
Fee income from securities lending                                       --                  --               20,601
   Less foreign taxes withheld                                         (529)                 --                 (861)
----------------------------------------------------------------------------------------------------------------------
Total income                                                        597,410          23,045,416            2,146,522
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                  256,311           2,229,664            1,358,098
Distribution fee                                                     38,606             580,648              249,533
Transfer agency fee                                                  18,530             278,702              119,772
Administrative services fee                                          18,530             325,157              159,701
Custodian fees                                                      270,015              68,715               60,000
Compensation of board members                                           536               8,199                3,428
Printing and postage                                                  9,541             125,528               36,965
Professional fees                                                    32,274              45,536               32,531
Other                                                                    58               6,203                3,564
----------------------------------------------------------------------------------------------------------------------
Total expenses                                                      644,401           3,668,352            2,023,592
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (320,139)                 --                   --
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                                  324,262           3,668,352            2,023,592
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     273,148          19,377,064              122,930
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          2,718,285           1,669,703           12,413,467
   Foreign currency transactions                                          6                  --                   --
   Futures contracts                                                     --            (171,832)                  --
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           2,718,291           1,497,871           12,413,467
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  (1,206,998)          3,208,821          (18,652,179)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies             1,511,293           4,706,692           (6,238,712)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ 1,784,441         $24,083,756         $ (6,115,782)
======================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 104 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                RIVERSOURCE VP -
                                                                   SMALL CAP
                                                                     VALUE
YEAR ENDED DEC. 31, 2007                                              FUND
INVESTMENT INCOME
Income:
Dividends                                                        $  10,530,803
Interest                                                                 4,810
Income distributions from affiliated money market fund               4,994,196
Fee income from security lending                                       492,286
   Less foreign taxes withheld                                         (21,850)
--------------------------------------------------------------------------------
Total income                                                        16,000,245
--------------------------------------------------------------------------------
Expenses:
Investment management services fee                                   7,915,970
Distribution fee                                                     1,021,775
Transfer agency fee                                                    490,435
Administrative services fee                                            637,920
Custodian fees                                                         114,345
Compensation of board members                                           14,866
Printing and postage                                                   176,770
Professional fees                                                       43,611
Other                                                                   27,170
--------------------------------------------------------------------------------
Total expenses                                                      10,442,862
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates                                                   (396,313)
--------------------------------------------------------------------------------
Total net expenses                                                  10,046,549
--------------------------------------------------------------------------------
Investment income (loss) -- net                                      5,953,696
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
--------------------------------------------------------------------------------
Net realized gain (loss) on security transactions                   37,395,599
Net change in unrealized appreciation (depreciation) on
   investments and on translation of assets and liabilities
   in foreign currencies                                          (117,987,452)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies              (80,591,853)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    $ (74,638,157)
================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  105

STATEMENTS OF CHANGES IN NET ASSETS
RiverSource Variable Portfolio Funds

                                                                          RIVERSOURCE VP - BALANCED FUND
                                                                 YEAR ENDED         PERIOD ENDED        YEAR ENDED
                                                               DEC. 31, 2007      DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $   51,389,309      $   16,440,039     $   59,260,355
Net realized gain (loss) on investments                           118,463,320          50,912,281        135,574,586
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  (130,247,760)         86,221,470        (29,065,213)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                      39,604,869         153,573,790        165,769,728
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                          (54,763,978)        (12,783,193)       (58,821,263)
   Net realized gain                                              (42,964,037)       (114,232,567)       (70,774,753)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                               (97,728,015)       (127,015,760)      (129,596,016)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                                38,471,754          11,786,573         24,249,895
Reinvestment of distributions at net asset value                   97,728,015         140,084,455        131,268,246
Payments for redemptions                                         (417,537,300)       (154,122,329)      (582,529,038)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  (281,337,531)         (2,251,301)      (427,010,897)
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (339,460,677)         24,306,729       (390,837,185)
Net assets at beginning of period                               2,070,795,869       2,046,489,140      2,437,326,325
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                    $1,731,335,192      $2,070,795,869     $2,046,489,140
====================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                      $     (149,115)     $    3,552,008     $     (236,516)
--------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - CASH MANAGEMENT FUND
                                                                YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   57,007,183     $   15,787,190     $  30,181,937
Net realized gain (loss) on investments                               (1,337)             1,627              (798)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                     (286,000)                --                --
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     56,719,846         15,788,817        30,181,139
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (57,007,183)       (15,787,190)      (30,181,937)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                              646,172,039        167,038,584       546,130,014
Reinvestment of distributions at net asset value                  60,288,455         15,952,725        28,008,968
Payments for redemptions                                        (423,914,831)      (126,563,119)     (262,906,070)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  282,545,663         56,428,190       311,232,912
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          282,258,326         56,429,817       311,232,114
Net assets at beginning of period                              1,055,267,058        998,837,241       687,605,127
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $1,337,525,384     $1,055,267,058     $ 998,837,241
=================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 106 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                       RIVERSOURCE VP - CORE BOND FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  3,618,820       $   897,191       $  2,392,742
Net realized gain (loss) on investments                           (254,790)          387,240           (948,839)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                    976,917          (139,404)          (522,771)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    4,340,947         1,145,027            921,132
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                        (3,531,170)         (904,887)        (2,410,884)
   Net realized gain                                                    --                --           (122,686)
   Tax return of capital                                           (90,304)               --                 --
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (3,621,474)         (904,887)        (2,533,570)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                             36,477,104         9,253,741         27,670,096
Reinvestment of distributions at net asset value                 3,807,325           919,732          2,463,965
Payments for redemptions                                       (11,096,660)       (7,068,430)       (23,763,653)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 29,187,769         3,105,043          6,370,408
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         29,907,242         3,345,183          4,757,970
Net assets at beginning of period                               66,042,944        62,697,761         57,939,791
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 95,950,186       $66,042,944       $ 62,697,761
================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $    (33,268)      $     8,636       $        345
----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - DIVERSIFIED BOND FUND
                                                                YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  169,065,808     $   38,012,688     $   81,114,674
Net realized gain (loss) on investments                          (15,329,610)        24,281,986        (27,350,065)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                   34,686,939         (4,617,556)       (15,056,707)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    188,423,137         57,677,118         38,707,902
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                        (165,420,836)       (38,353,400)       (81,269,698)
   Tax return of capital                                          (2,456,093)                --                 --
------------------------------------------------------------------------------------------------------------------
Total distributions                                             (167,876,929)       (38,353,400)       (81,269,698)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                            1,681,926,772        431,618,712        683,564,631
Reinvestment of distributions at net asset value                 176,572,624         37,071,891         78,244,071
Payments for redemptions                                        (270,468,444)       (68,416,103)      (218,296,083)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                1,588,030,952        400,274,500        543,512,619
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        1,608,577,160        419,598,218        500,950,823
Net assets at beginning of period                              2,744,818,964      2,325,220,746      1,824,269,923
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $4,353,396,124     $2,744,818,964     $2,325,220,746
==================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $   (1,218,944)    $      349,619     $      (52,767)
------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  107

RiverSource Variable Portfolio Funds

                                                                RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND
                                                                YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   57,341,072     $   14,411,516     $   36,705,321
Net realized gain (loss) on investments                          244,654,690         26,714,189        208,910,959
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  (14,234,972)       242,752,342         53,554,454
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    287,760,790        283,878,047        299,170,734
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (61,140,746)       (10,731,641)       (36,257,011)
   Net realized gain                                             (48,982,993)      (196,331,636)       (72,944,061)
------------------------------------------------------------------------------------------------------------------
Total distributions                                             (110,123,739)      (207,063,277)      (109,201,072)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                              731,708,980        321,817,764        979,162,771
Reinvestment of distributions at net asset value                 110,123,739        217,051,599        105,737,678
Payments for redemptions                                        (386,778,139)       (46,282,984)       (77,265,424)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  455,054,580        492,586,379      1,007,635,025
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          632,691,631        569,401,149      1,197,604,687
Net assets at beginning of period                              3,446,087,033      2,876,685,884      1,679,081,197
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $4,078,778,664     $3,446,087,033     $2,876,685,884
==================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $      (45,779)    $    3,542,176     $     (153,938)
------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                    RIVERSOURCE VP - EMERGING MARKETS FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   5,373,471      $   (555,606)     $  2,321,853
Net realized gain (loss) on investments                         143,613,031        34,522,376        56,057,002
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  91,180,555        55,618,639        15,075,906
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   240,167,057        89,585,409        73,454,761
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (4,329,272)               --        (1,549,963)
   Net realized gain                                            (32,874,601)      (59,114,993)      (12,706,732)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (37,203,873)      (59,114,993)      (14,256,695)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                             284,150,255        48,109,995       219,084,079
Reinvestment of distributions at net asset value                 37,203,873        59,836,290        13,767,635
Payments for redemptions                                       (109,991,706)      (17,855,029)      (56,934,726)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 211,362,422        90,091,256       175,916,988
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         414,325,606       120,561,672       235,115,054
Net assets at beginning of period                               547,637,610       427,075,938       191,960,884
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 961,963,216      $547,637,610      $427,075,938
================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 108 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - FUNDAMENTAL VALUE FUND
                                                               YEAR ENDED        PERIOD ENDED        PERIOD ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006(B)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   6,167,167      $    849,838        $    358,659
Net realized gain (loss) on investments                           7,130,157           371,461              54,527
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                   5,067,678        26,525,481           3,938,541
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    18,365,002        27,746,780           4,351,727
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (6,122,262)         (851,138)           (298,866)
   Net realized gain                                             (1,500,000)         (493,817)                 --
   Tax return of capital                                                 --          (169,045)                 --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                              (7,622,262)       (1,514,000)           (298,866)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                             609,490,553       138,433,669         228,064,714
Reinvestment of distributions at net asset value                  7,622,262         1,793,853              19,013
Payments for redemptions                                       (238,757,943)       (1,297,466)         (2,440,614)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 378,354,872       138,930,056         225,643,113
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         389,097,612       165,162,836         229,695,974
Net assets at beginning of period                               396,870,186       231,707,350           2,011,376(c)
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 785,967,798      $396,870,186        $231,707,350
===================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $     (10,173)     $         --        $      8,006
-------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(c) Initial capital of $1,999,909 was contributed on April 25, 2006. The Fund had an increase in net assets resulting from operations of $11,467 during the period from April 25, 2006 to May 1, 2006 (date Fund became available).

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                       RIVERSOURCE VP - GLOBAL BOND FUND
                                                                YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   35,376,918      $  7,773,986      $ 17,366,196
Net realized gain (loss) on investments                           (2,586,394)        1,740,737        (1,168,509)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                   49,314,739         6,466,660        (5,952,008)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     82,105,263        15,981,383        10,245,679
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (37,827,784)       (7,832,430)      (18,091,431)
   Net realized gain                                                      --                --        (2,563,332)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                              (37,827,784)       (7,832,430)      (20,654,763)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                              538,470,485        95,843,642       173,048,742
Reinvestment of distributions at net asset value                  38,828,499         7,860,471        20,444,404
Payments for redemptions                                         (75,692,816)      (22,468,463)      (65,938,591)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  501,606,168        81,235,650       127,554,555
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          545,883,647        89,384,603       117,145,471
Net assets at beginning of period                                781,822,390       692,437,787       575,292,316
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $1,327,706,037      $781,822,390      $692,437,787
=================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  109

RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND
                                                                  YEAR ENDED           PERIOD ENDED         YEAR ENDED
                                                                DEC. 31, 2007        DEC. 31, 2006(A)      AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                  $  33,064,478         $  1,755,441         $ 10,765,394
Net realized gain (loss) on investments                            (15,095,750)          (6,575,653)          (8,658,497)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                     37,464,166            1,783,356            7,996,039
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                       55,432,894           (3,036,856)          10,102,936
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                           (17,400,000)         (12,794,329)          (5,620,360)
   Net realized gain                                                        --              (20,316)            (300,000)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (17,400,000)         (12,814,645)          (5,920,360)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                                439,769,904          186,134,405          344,618,188
Reinvestment of distributions at net asset value                    17,400,000           12,814,645            6,150,441
Payments for redemptions                                          (256,833,429)          (4,556,010)         (68,198,235)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                    200,336,475          194,393,040          282,570,394
-------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            238,369,369          178,541,539          286,752,970
Net assets at beginning of period                                  581,691,472          403,149,933          116,396,963
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                      $ 820,060,841         $581,691,472         $403,149,933
=========================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                         RIVERSOURCE VP - GROWTH FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  6,719,280       $  1,214,668      $   6,180,127
Net realized gain (loss) on investments                         73,699,959         (6,757,887)        33,570,953
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                (60,468,679)        55,051,567        (20,509,288)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   19,950,560         49,508,348         19,241,792
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                        (6,627,939)          (433,302)        (6,205,001)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                             66,246,201         12,990,391        340,599,317
Reinvestment of distributions at net asset value                 6,627,939          1,698,705          5,106,809
Payments for redemptions                                       (98,641,325)       (35,554,412)      (139,123,483)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                (25,767,185)       (20,865,316)       206,582,643
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (12,444,564)        28,209,730        219,619,434
Net assets at beginning of period                              639,730,289        611,520,559        391,901,125
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $627,285,725       $639,730,289      $ 611,520,559
================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $ (1,374,748)      $    792,279      $          (1)
----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 110 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - HIGH YIELD BOND FUND
                                                                YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   86,799,040     $   29,048,892     $   86,625,275
Net realized gain (loss) on investments                            5,847,945          4,636,729          1,041,488
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  (69,563,754)        30,113,325        (19,241,545)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     23,083,231         63,798,946         68,425,218
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (87,013,480)       (32,472,664)       (84,302,446)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                               75,824,833         31,504,551        108,481,722
Reinvestment of distributions at net asset value                  94,199,008         31,619,562         84,408,337
Payments for redemptions                                        (289,458,580)       (70,361,695)      (231,902,028)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 (119,434,739)        (7,237,582)       (39,011,969)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (183,364,988)        24,088,700        (54,889,197)
Net assets at beginning of period                              1,215,674,868      1,191,586,168      1,246,475,365
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $1,032,309,880     $1,215,674,868     $1,191,586,168
==================================================================================================================
Undistributed net investment income                           $    2,743,472     $    1,658,951     $    6,391,280
------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                  RIVERSOURCE VP - INCOME OPPORTUNITIES FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $ 40,846,592       $  7,336,085      $  6,741,235
Net realized gain (loss) on investments                         (5,352,843)         1,457,589          (259,128)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                (24,472,520)         6,365,184        (1,116,480)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   11,021,229         15,158,858         5,365,627
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                       (39,774,838)        (7,335,970)       (6,749,350)
   Net realized gain                                            (1,242,475)           (31,000)         (260,728)
   Tax return of capital                                        (1,187,970)                --                --
----------------------------------------------------------------------------------------------------------------
Total distributions                                            (42,205,283)        (7,366,970)       (7,010,078)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                            397,649,742        139,352,580       219,849,955
Reinvestment of distributions at net asset value                44,068,709          6,430,587         5,943,278
Payments for redemptions                                       (84,214,478)        (2,747,604)      (10,078,764)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                357,503,973        143,035,563       215,714,469
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        326,319,919        150,827,451       214,070,018
Net assets at beginning of period                              409,460,346        258,632,895        44,562,877
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $735,780,265       $409,460,346      $258,632,895
================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $    335,468       $         --      $       (115)
----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  111

RiverSource Variable Portfolio Funds

                                                                RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND
                                                                YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   12,004,783     $    2,313,479     $   13,096,688
Net realized gain (loss) on investments                          217,953,674         63,359,895        197,349,235
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  (76,496,590)        41,009,369         57,942,017
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    153,461,867        106,682,743        268,387,940
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (12,616,015)       (10,550,737)       (18,190,610)
   Tax return of capital                                                  --           (550,893)                --
------------------------------------------------------------------------------------------------------------------
Total distributions                                              (12,616,015)       (11,101,630)       (18,190,610)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                               22,431,142         12,823,084         36,872,876
Reinvestment of distributions at net asset value                  12,616,015         13,036,623         19,471,353
Payments for redemptions                                        (291,408,812)       (76,952,544)      (224,639,217)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 (256,361,655)       (51,092,837)      (168,294,988)
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (115,515,803)        44,488,276         81,902,342
Net assets at beginning of period                              1,310,729,039      1,266,240,763      1,184,338,421
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $1,195,213,236     $1,310,729,039     $1,266,240,763
==================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $      792,051     $   (3,212,601)    $    3,023,480
------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - LARGE CAP EQUITY FUND
                                                                YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   44,635,337     $   14,245,827     $   41,561,732
Net realized gain (loss) on investments                          345,392,476         71,043,008        222,184,020
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                 (271,049,124)       257,357,774        (90,675,460)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    118,978,689        342,646,609        173,070,292
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (44,850,844)        (9,238,610)       (41,430,783)
   Net realized gain                                             (20,000,000)                --                 --
------------------------------------------------------------------------------------------------------------------
Total distributions                                              (64,850,844)        (9,238,610)       (41,430,783)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                               20,509,879          4,467,676        142,011,461
Fund merger (Note 9)                                                     N/A                N/A      1,796,173,392
Reinvestment of distributions at net asset value                  64,850,844         20,150,261         36,474,860
Payments for redemptions                                        (853,507,178)      (353,589,722)      (883,733,698)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 (768,146,455)      (328,971,785)     1,090,926,015
------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (714,018,610)         4,436,214      1,222,565,524
Net assets at beginning of period                              3,737,379,428      3,732,943,214      2,510,377,690
------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $3,023,360,818     $3,737,379,428     $3,732,943,214
==================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $      552,009     $    4,048,156     $   (1,037,776)
------------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 112 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                    RIVERSOURCE VP - LARGE CAP VALUE FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $    351,477       $   101,297        $   275,437
Net realized gain (loss) on investments                          1,893,540           312,976            907,974
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                 (2,232,213)        1,816,288            652,685
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                       12,804         2,230,561          1,836,096
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                          (356,636)          (93,000)          (272,854)
   Net realized gain                                            (1,634,408)       (1,171,000)          (384,490)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (1,991,044)       (1,264,000)          (657,344)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                              6,496,950         3,146,898          6,343,011
Reinvestment of distributions at net asset value                 1,991,044         1,330,100            640,197
Payments for redemptions                                       (10,059,682)         (794,645)        (2,270,395)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 (1,571,688)        3,682,353          4,712,813
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (3,549,928)        4,648,914          5,891,565
Net assets at beginning of period                               25,361,099        20,712,185         14,820,620
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 21,811,171       $25,361,099        $20,712,185
================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $       (953)      $     3,711        $    (2,762)
----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - MID CAP GROWTH FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $    (788,164)     $  1,628,386      $    (695,857)
Net realized gain (loss) on investments                          68,497,514        19,889,194         57,781,721
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  19,071,295        36,768,984       (134,694,999)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    86,780,645        58,286,564        (77,609,135)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                           (364,145)       (1,596,565)                --
   Net realized gain                                             (6,582,833)      (26,857,455)       (20,773,397)
----------------------------------------------------------------------------------------------------------------
Total distributions                                              (6,946,978)      (28,454,020)       (20,773,397)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                               8,740,811         2,340,116         23,445,984
Fund merger (Note 9)                                                    N/A               N/A        636,833,949
Reinvestment of distributions at net asset value                  6,946,978        28,454,020         20,773,397
Payments for redemptions                                       (192,058,170)      (79,739,127)      (128,972,794)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                (176,370,381)      (48,944,991)       552,080,536
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (96,536,714)      (19,112,447)       453,698,004
Net assets at beginning of period                               689,790,123       708,902,570        255,204,566
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 593,253,409      $689,790,123      $ 708,902,570
================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $      (6,763)     $     31,821      $          --
----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  113

RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - MID CAP VALUE FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   3,018,596      $  1,215,281      $    525,004
Net realized gain (loss) on investments                          72,009,884           216,692         1,871,653
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                 (16,109,601)       21,273,477         3,607,327
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    58,918,879        22,705,450         6,003,984
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                         (3,104,741)       (1,154,000)         (525,371)
   Net realized gain                                             (4,224,059)       (3,412,000)          (42,000)
----------------------------------------------------------------------------------------------------------------
Total distributions                                              (7,328,800)       (4,566,000)         (567,371)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                             224,777,507       122,106,187       218,979,676
Reinvestment of distributions at net asset value                  7,328,800         4,912,322           228,962
Payments for redemptions                                       (299,431,677)       (3,096,371)       (3,349,899)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                 (67,325,370)      123,922,138       215,858,739
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (15,735,291)      142,061,588       221,295,352
Net assets at beginning of period                               370,472,775       228,411,187         7,115,835
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 354,737,484      $370,472,775      $228,411,187
================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - S&P 500 INDEX FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $  5,909,686       $  1,804,355      $  5,442,430
Net realized gain (loss) on investments                         11,096,751          2,819,152           818,609
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                  2,509,271         28,958,806        24,008,898
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   19,515,708         33,582,313        30,269,937
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                        (6,471,756)        (1,326,916)       (5,486,997)
   Net realized gain                                            (2,963,014)        (1,706,881)         (924,016)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (9,434,770)        (3,033,797)       (6,411,013)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                             26,719,029          6,705,610        26,099,085
Reinvestment of distributions at net asset value                 9,434,770          4,459,508         6,325,687
Payments for redemptions                                       (57,649,107)       (16,647,916)      (56,849,784)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                (21,495,308)        (5,482,798)      (24,425,012)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (11,454,330)        25,065,718          (566,088)
Net assets at beginning of period                              391,850,253        366,784,535       367,350,623
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $380,395,923       $391,850,253      $366,784,535
================================================================================================================
Undistributed net investment income                           $     35,636       $    548,565      $    106,305
----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 114 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource Variable Portfolio Funds

                                                                      RIVERSOURCE VP - SELECT VALUE FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $    273,148       $    86,367        $   563,270
Net realized gain (loss) on investments                          2,718,291         2,509,837            464,513
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                 (1,206,998)         (691,997)           588,316
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    1,784,441         1,904,207          1,616,099
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                          (318,407)          (73,000)          (560,309)
   Net realized gain                                            (2,842,426)       (2,629,000)          (381,000)
----------------------------------------------------------------------------------------------------------------
Total distributions                                             (3,160,833)       (2,702,000)          (941,309)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                              6,929,134         1,566,722          5,315,492
Reinvestment of distributions at net asset value                 3,160,833         2,743,998            915,187
Payments for redemptions                                       (10,677,068)       (1,615,639)        (3,796,870)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                   (587,101)        2,695,081          2,433,809
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (1,963,493)        1,897,288          3,108,599
Net assets at beginning of period                               28,479,124        26,581,836         23,473,237
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $ 26,515,631       $28,479,124        $26,581,836
================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $    (21,682)      $    13,790        $       395
----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                              RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND
                                                                YEAR ENDED        PERIOD ENDED         YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)     AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $ 19,377,064       $  6,013,376       $  17,186,548
Net realized gain (loss) on investments                           1,497,871            185,807          (4,618,858)
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                   3,208,821            925,784            (292,799)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    24,083,756          7,124,967          12,274,891
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                        (19,383,360)        (6,034,508)        (17,299,564)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                              78,052,038         15,800,741          68,741,323
Reinvestment of distributions at net asset value                 20,660,152          6,230,452          16,861,634
Payments for redemptions                                        (77,355,984)       (29,031,356)       (102,138,539)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  21,356,206         (7,000,163)        (16,535,582)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          26,056,602         (5,909,704)        (21,560,255)
Net assets at beginning of period                               457,013,631        462,923,335         484,483,590
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                    $483,070,233       $457,013,631       $ 462,923,335
===================================================================================================================

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  115

RiverSource Variable Portfolio Funds

                                                                  RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND
                                                               YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007    DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $    122,930       $    162,554      $    (43,953)
Net realized gain (loss) on investments                         12,413,467          9,613,506        27,932,843
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                (18,652,179)         7,437,971       (17,484,891)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   (6,115,782)        17,214,031        10,403,999
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                          (311,728)           (88,124)               --
   Net realized gain                                           (10,883,721)       (28,180,273)      (29,405,160)
----------------------------------------------------------------------------------------------------------------
Total distributions                                            (11,195,449)       (28,268,397)      (29,405,160)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                              4,367,368          2,034,365         8,328,492
Reinvestment of distributions at net asset value                11,195,449         28,268,396        29,405,160
Payments for redemptions                                       (57,261,816)       (17,479,186)      (36,148,584)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                (41,698,999)        12,823,575         1,585,068
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (59,010,230)         1,769,209       (17,416,093)
Net assets at beginning of period                              219,798,672        218,029,463       235,445,556
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $160,788,442       $219,798,672      $218,029,463
================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                     $     (1,857)      $      2,340      $     41,443
----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
RiverSource Variable Portfolio Funds

                                                                     RIVERSOURCE VP - SMALL CAP VALUE FUND
                                                                YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                              DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $    5,953,696      $    918,229      $  2,099,552
Net realized gain (loss) on investments                           37,395,599        17,575,923        61,012,763
Net change in unrealized appreciation (depreciation) on
   investments and on translation of
   assets and liabilities in foreign currencies                 (117,987,452)       37,232,926        (7,054,058)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    (74,638,157)       55,727,078        56,058,257
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                          (7,210,996)         (780,445)       (2,249,308)
   Net realized gain                                             (20,020,861)      (60,479,614)      (31,668,050)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                              (27,231,857)      (61,260,059)      (33,917,358)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                              549,668,321        43,367,594       140,632,418
Reinvestment of distributions at net asset value                  27,231,857        61,717,079        33,460,338
Payments for redemptions                                         (69,306,815)      (29,686,872)      (59,579,246)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  507,593,363        75,397,801       114,513,510
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          405,763,309        69,864,820       136,654,409
Net assets at beginning of period                                618,628,695       548,763,875       412,109,466
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $1,024,392,004      $618,628,695      $548,763,875
=================================================================================================================
Undistributed net investment income                           $      207,418      $    337,561      $    183,446
-----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 116 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

RiverSource Variable Portfolio Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, (non-diversified for RiverSource VP - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

RiverSource VP - Fundamental Value Fund became available on May 1, 2006. On April 25, 2006, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (the Investment Manager), purchased 199,991 shares of capital stock at $10 per share, which represented the initial capital in the Fund. On or about Aug. 31, 2007, Ameriprise Financial transferred its ownership interest in invested initial capital in the Fund to the Investment Manager.

The primary investment strategies of each Fund are as follows:

    RiverSource VP -  Balanced Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

    RiverSource VP -  Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed commercial paper.

    RiverSource VP -  Core Bond Fund invests primarily in securities like those included in the Lehman Brothers Aggregate Bond Index (the
                      "Index"), which are investment grade and denominated in U.S.
                      dollars. The Index includes securities issued by the U.S.
                      government, corporate bonds and mortgage- and asset-backed securities.

    RiverSource VP -  Diversified Bond Fund invests primarily in bonds and other debt securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

    RiverSource VP -  Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks.

    RiverSource VP -  Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries.

    RiverSource VP -  Fundamental Value Fund invests primarily in equity securities of U.S. companies.

    RiverSource VP -  Global Bond Fund invests primarily in debt obligations securities of U.S. and foreign issuers.

    RiverSource VP -  Global Inflation Protected Securities Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations.

    RiverSource VP -  Growth Fund invests primarily in common stocks and securities convertible into common stocks that appear to offer growth opportunities.

    RiverSource VP -  High Yield Bond Fund invests primarily in high-yield debt instruments.

    RiverSource VP -  Income Opportunities Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

    RiverSource VP -  International Opportunity Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

    RiverSource VP -  Large Cap Equity Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

    RiverSource VP -  Large Cap Value Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

    RiverSource VP -  Mid Cap Growth Fund invests primarily in common stocks of mid-capitalization companies.

    RiverSource VP -  Mid Cap Value Fund invests primarily in equity securities of mid-capitalization companies.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  117

    RiverSource VP -  S&P 500 Index Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price
                      Index (S&P 500).

    RiverSource VP -  Select Value Fund invests primarily in equity securities of mid-capitalization companies as well as companies with larger and smaller market capitalizations.

    RiverSource VP -  Short Duration U.S. Government Fund invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities.

    RiverSource VP -  Small Cap Advantage Fund invests primarily in equity securities of small capitalization companies.

    RiverSource VP -  Small Cap Value Fund invests primarily in equity securities of small capitalization companies.

You may not buy (nor will you own) shares of each Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in each Fund.

Each Fund's significant accounting policies are summarized as follows:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities in all Funds, except RiverSource VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, securities in RiverSource VP - Cash Management Fund are generally valued at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Directors.

ILLIQUID SECURITIES
At Dec. 31, 2007, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Funds limited the percent held in securities and

--------------------------------------------------------------------------------

 118 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT other instruments that were illiquid to 10% of the Fund's net assets. The aggregate amount of fair valued securities at Dec. 31, 2007 is as follows:

                                                                                        PERCENTAGE OF NET
FUND                                                               VALUE                     ASSETS
----------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                  $5,890,668                    0.34%
RiverSource VP - Cash Management Fund                            1,714,000                    0.12%
RiverSource VP - Diversified Bond Fund                           2,159,002                    0.05%
RiverSource VP - Emerging Markets Fund                          15,436,228                    1.60%
RiverSource VP - Fundamental Value Fund                         10,265,012                    1.31%
RiverSource VP - Growth Fund                                     7,556,500                    1.20%
RiverSource VP - High Yield Bond Fund                            8,948,005                    0.87%
RiverSource VP - Income Opportunities Fund                       2,100,776                    0.29%
RiverSource VP - International Opportunity Fund                    300,557                    0.03%
RiverSource VP - Large Cap Equity Fund                          17,690,950                    0.59%
RiverSource VP - Large Cap Value Fund                               89,950                    0.41%
RiverSource VP - Mid Cap Value Fund                                682,000                    0.19%
----------------------------------------------------------------------------------------------------------

These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Dec. 31, 2007, the market value of the outstanding forward-commitments for the Funds are as follows:

                                                                          WHEN-ISSUED                   OTHER FORWARD-
FUND                                                                       SECURITIES                    COMMITMENTS
--------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                            $ 71,869,378                    $  174,924
RiverSource VP - Core Bond Fund                                             10,587,117                       421,319
RiverSource VP - Diversified Bond Fund                                     340,588,110                     9,200,809
RiverSource VP - Global Bond Fund                                              126,917                       296,399
RiverSource VP - High Yield Bond Fund                                        6,896,877                     4,353,549
RiverSource VP - Income Opportunities Fund                                   6,097,727                     7,210,389
RiverSource VP - Short Duration U.S. Government Fund                        51,937,162                     4,696,031
--------------------------------------------------------------------------------------------------------------------------

The Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying "Investments in securities." At Dec. 31, 2007, the following funds have entered into unfunded loan commitments:

FUND                                                              AMOUNT
--------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                  $  119,349
RiverSource VP - Diversified Bond Fund                             584,552
RiverSource VP - Global Bond Fund                                  123,864
RiverSource VP - High Yield Bond Fund                            3,298,693
RiverSource VP - Income Opportunities Fund                       1,431,315
--------------------------------------------------------------------------

Certain Funds also may enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for the Funds to "roll over" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. The Funds record the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Funds did not enter into any mortgage dollar roll transactions during the year ended Dec. 31, 2007.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except RiverSource VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT 119 the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Funds also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Funds, except RiverSource VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Dec. 31, 2007, foreign currency holdings are as follows:

     RiverSource VP - Diversified Bond Fund consisted of multiple denominations.

     RiverSource VP - Emerging Markets Fund consisted of multiple denominations.

     RiverSource VP - Global Bond Fund consisted of multiple denominations, primarily European monetary units.

     RiverSource VP - Global Inflation Protected Securities Fund were entirely comprised of Swedish krona.

     RiverSource VP - International Opportunity Fund consisted of multiple denominations, primarily Japanese yen.

     RiverSource VP - Large Cap Equity Fund consisted of multiple denominations, primarily Indian rupees.

     RiverSource VP - Large Cap Value Fund were entirely comprised of Indian rupees.

The Funds, except RiverSource VP - Cash Management Fund, may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS
Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

--------------------------------------------------------------------------------

 120 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at the year ended Dec. 31, 2007, are listed in the "Notes to Portfolio of Investments."

TOTAL RETURN EQUITY SWAP TRANSACTIONS
Certain Funds may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

CMBS TOTAL RETURN SWAP TRANSACTIONS
Certain Funds may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Funds.

CREDIT DEFAULT SWAP TRANSACTIONS
Certain Funds may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  121

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the subaccounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

On June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net Investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships, post October capital or foreign currency losses, market discount, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

On the Statements of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to increase/decrease paid-in capital by the following:

                                                               RIVERSOURCE VP -         RIVERSOURCE VP -         RIVERSOURCE VP -
                                      RIVERSOURCE VP -               CASH                     CORE                 DIVERSIFIED
                                          BALANCED                MANAGEMENT                  BOND                     BOND
                                            FUND                     FUND                     FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
(loss)                                  $   326,454                  $818                  $ 259,968               $ 58,538,000
Undistributed net investment
income                                     (326,454)                   --                   (129,554)                (5,213,535)
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                    $        --                  $818                  $ 130,414               $ 53,324,465
---------------------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VP -          RIVERSOURCE VP -         RIVERSOURCE VP -         RIVERSOURCE VP -
                                    DIVERSIFIED EQUITY         EMERGING MARKETS           FUNDAMENTAL              GLOBAL BOND
                                       INCOME FUND                   FUND                  VALUE FUND                  FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
(loss)                                   $(211,719)              $ 1,047,041                $ 55,078                $ 507,656
Undistributed net investment
income                                     211,719                (1,047,145)                (55,078)                (507,656)
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                     $      --               $      (104)               $     --                $      --
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 122 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

                                      RIVERSOURCE VP -                                  RIVERSOURCE VP -         RIVERSOURCE VP -
                                      GLOBAL INFLATION         RIVERSOURCE VP -            HIGH YIELD                 INCOME
                                         PROTECTED                  GROWTH                    BOND                OPPORTUNITIES
                                      SECURITIES FUND                FUND                     FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
(loss)                                  $ 11,528,136             $ 2,605,329               $2,202,543               $ 736,286
Undistributed net investment
income                                   (11,528,136)             (2,258,368)               1,298,961                (736,286)
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                    $         --             $  (346,961)              $3,501,504               $      --
---------------------------------------------------------------------------------------------------------------------------------

                                      RIVERSOURCE VP -         RIVERSOURCE VP -         RIVERSOURCE VP -         RIVERSOURCE VP -
                                       INTERNATIONAL           LARGE CAP EQUITY         LARGE CAP VALUE           MID CAP GROWTH
                                      OPPORTUNITY FUND               FUND                     FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
(loss)                                  $(4,615,884)             $ 3,280,640                 $(495)                 $ (318,830)
Undistributed net investment
income                                    4,615,884               (3,280,640)                  495                   1,113,725
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                    $        --              $        --                 $  --                  $  794,895
---------------------------------------------------------------------------------------------------------------------------------

                                      RIVERSOURCE VP -         RIVERSOURCE VP -         RIVERSOURCE VP -         RIVERSOURCE VP -
                                          MID CAP                  S&P 500                   SELECT               SHORT DURATION
                                           VALUE                    INDEX                    VALUE               U.S. GOVERNMENT
                                            FUND                     FUND                     FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
(loss)                                   $ 168,841                 $(49,141)                $ (9,787)                   $--
Undistributed net investment
income                                    (168,841)                  49,141                    9,787                    --
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital
reduction (increase)                     $      --                 $     --                 $     --                    $--
---------------------------------------------------------------------------------------------------------------------------------

                                                                RIVERSOURCE VP -         RIVERSOURCE VP -
                                                                   SMALL CAP                SMALL CAP
                                                                 ADVANTAGE FUND             VALUE FUND
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               $(187,291)              $(1,127,157)
Undistributed net investment income                                  184,601                 1,127,157
---------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)                    $  (2,690)              $        --
---------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the periods indicated is as follows:

                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE VP - BALANCED FUND
Distributions paid from:
      Ordinary income                                           $ 61,473,287       $ 12,783,193     $ 58,821,263
      Long-term capital gain                                      36,254,728        114,232,567       70,774,753
RIVERSOURCE VP - CASH MANAGEMENT FUND
Distributions paid from:
      Ordinary income                                             57,007,183         15,787,190       30,181,937
      Long-term capital gain                                              --                 --               --
RIVERSOURCE VP - CORE BOND FUND
Distributions paid from:
      Ordinary income                                              3,531,170            904,887        2,531,686
      Long-term capital gain                                              --                 --            1,884
      Tax return of capital                                           90,304                 --               --
RIVERSOURCE VP - DIVERSIFIED BOND FUND
Distributions paid from:
      Ordinary income                                            165,420,836         38,353,400       81,269,698
      Long-term capital gain                                              --                 --               --
      Tax return of capital                                        2,456,093                 --               --
RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND
Distributions paid from:
      Ordinary income                                             83,681,204         10,731,641       41,193,178
      Long-term capital gain                                      26,442,535        196,331,636       68,007,894
RIVERSOURCE VP - EMERGING MARKETS FUND
Distributions paid from:
      Ordinary income                                             23,277,050         38,535,254       11,128,027
      Long-term capital gain                                      13,926,823         20,579,739        3,128,668

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  123

                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE VP - FUNDAMENTAL VALUE FUND
Distributions paid from:
      Ordinary income                                           $  7,622,262       $  1,344,955     $    298,866(b)
      Long-term capital gain                                              --                 --               --
      Tax return of capital                                               --            169,045               --
RIVERSOURCE VP - GLOBAL BOND FUND
Distributions paid from:
      Ordinary income                                             37,827,784          7,832,430       18,332,262
      Long-term capital gain                                              --                 --        2,322,501
RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND
Distributions paid from:
      Ordinary income                                             17,400,000         12,799,673        5,920,360
      Long-term capital gain                                              --             14,972               --
RIVERSOURCE VP - GROWTH FUND
Distributions paid from:
      Ordinary income                                              6,627,939            433,302        6,205,001
      Long-term capital gain                                              --                 --               --
RIVERSOURCE VP - HIGH YIELD BOND FUND
      Distributions paid from:
      Ordinary income                                             87,013,480         32,472,664       84,302,446
      Long-term capital gain                                              --                 --               --
RIVERSOURCE VP - INCOME OPPORTUNITIES FUND
Distributions paid from:
      Ordinary income                                             41,017,313          7,366,970        6,948,160
      Long-term capital gain                                              --                 --           61,918
      Tax return of capital                                        1,187,970                 --               --
RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND
Distributions paid from:
      Ordinary income                                             12,616,015         10,550,737       18,190,610
      Long-term capital gain                                              --                 --               --
      Tax return of capital                                               --            550,893               --
RIVERSOURCE VP - LARGE CAP EQUITY FUND
Distributions paid from:
      Ordinary income                                             64,850,844          9,238,610       41,430,783
      Long-term capital gain                                              --                 --               --
RIVERSOURCE VP - LARGE CAP VALUE FUND
Distributions paid from:
      Ordinary income                                                700,913            413,000          484,993
      Long-term capital gain                                       1,290,131            851,000          172,351
RIVERSOURCE VP - MID CAP GROWTH FUND
Distributions paid from:
      Ordinary income                                                 31,821          1,596,565               --
      Long-term capital gain                                       6,915,157         26,857,455       20,773,397
RIVERSOURCE VP - MID CAP VALUE FUND
Distributions paid from:
      Ordinary income                                              7,231,722          4,023,000          564,971
      Long-term capital gain                                          97,078            543,000            2,400
RIVERSOURCE VP - S&P 500 INDEX FUND
Distributions paid from:
      Ordinary income                                              6,644,116          1,492,168        5,486,997
      Long-term capital gain                                       2,790,654          1,541,629          924,016
RIVERSOURCE VP - SELECT VALUE FUND
Distributions paid from:
      Ordinary income                                              2,878,784            419,000          795,309
      Long-term capital gain                                         282,049          2,283,000          146,000

--------------------------------------------------------------------------------

 124 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND
Distributions paid from:
      Ordinary income                                           $ 19,383,360       $  6,034,508     $ 17,299,564
      Long-term capital gain                                              --                 --               --
RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND
Distributions paid from:
      Ordinary income                                              4,511,650          4,668,406        7,295,152
      Long-term capital gain                                       6,683,799         23,599,991       22,110,008
RIVERSOURCE VP - SMALL CAP VALUE FUND
Distributions paid from:
      Ordinary income                                             19,619,541         22,811,776       11,611,903
      Long-term capital gain                                       7,612,316         38,448,283       22,305,455

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

At Dec. 31, 2007, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                    UNDISTRIBUTED            ACCUMULATED             UNREALIZED
                                             UNDISTRIBUTED           ACCUMULATED              REALIZED              APPRECIATION
FUND                                        ORDINARY INCOME         LONG TERM GAIN              LOSS               (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                $       797            $100,560,857          $   (17,812,301)         $137,676,193
RiverSource VP - Cash Management
Fund                                              490,905                      --                   (1,487)             (286,000)
RiverSource VP - Core Bond Fund                        --                      --                 (435,311)              417,579
RiverSource VP - Diversified Bond
Fund                                                   --                      --              (90,733,769)           17,889,594
RiverSource VP - Diversified Equity
Income Fund                                     7,673,579             235,541,675                     (318)          517,522,996
RiverSource VP - Emerging Markets
Fund                                           79,747,034              70,389,646                       --           173,091,018
RiverSource VP - Fundamental Value
Fund                                            1,145,144               5,248,329                 (369,949)           35,193,376
RiverSource VP - Global Bond Fund               9,709,883                 696,822                       --            51,508,438
RiverSource VP - Global Inflation
  Protected Securities Fund                    24,014,171                      --               (3,706,761)            6,910,753
RiverSource VP - Growth Fund                           --                      --               (7,031,971)          (16,049,639)
RiverSource VP - High Yield Bond
Fund                                                   --                      --             (208,033,437)          (47,768,419)
RiverSource VP - Income
Opportunities Fund                                     --                      --               (4,249,161)          (19,666,854)
RiverSource VP - International
Opportunity Fund                                3,322,977                      --             (220,105,149)          209,592,566
RiverSource VP - Large Cap Equity
Fund                                           41,904,064             208,444,000              (71,914,735)          119,128,681
RiverSource VP - Large Cap Value
Fund                                               34,125                 343,359                       --               728,797
RiverSource VP - Mid Cap Growth
Fund                                                   --               3,235,570           (1,052,948,570)           30,028,660
RiverSource VP - Mid Cap Value Fund            51,326,179              16,658,168                       --             7,683,995
RiverSource VP - S&P 500 Index Fund                96,656              11,165,179                       --            85,502,097
RiverSource VP - Select Value Fund                     94                 153,756                       --               128,846
RiverSource VP - Short Duration
  U.S. Government Fund                            208,158                      --               (8,251,870)           (1,187,841)
RiverSource VP - Small Cap
Advantage Fund                                  4,921,635               8,889,528               (2,255,959)           (1,773,280)
RiverSource VP - Small Cap Value
Fund                                           10,199,068              26,638,639                       --           (55,070,430)

RECENT ACCOUNTING PRONOUNCEMENTS
On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Jan. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly, when available, for RiverSource VP - Cash Management Fund, RiverSource VP - Core Bond Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund. Dividends from net investment income are declared and distributed quarterly, when available, for

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  125

RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Emerging Markets Fund, RiverSource VP - Fundamental Value Fund, RiverSource VP - Growth Fund, RiverSource VP - International Opportunity Fund, RiverSource VP - Large Cap Equity Fund, RiverSource VP - Large Cap Value Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, RiverSource VP - Select Value Fund, RiverSource VP - Small Cap Advantage Fund and RiverSource VP - Small Cap Value Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies. On March 16, 2006, an additional dividend was paid before the merger (see Note 10) to ensure that current shareholders of RiverSource VP - Large Cap Equity Fund and RiverSource VP - Mid Cap Growth Fund would not experience a dilution in their shares of the Fund's income or capital gains.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

The Funds have an Investment Management Services Agreement with the Investment Manager for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                            PERCENTAGE RANGE
---------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                   0.530% to 0.350%
RiverSource VP - Cash Management Fund                            0.330% to 0.150%
RiverSource VP - Core Bond Fund                                  0.480% to 0.290%
RiverSource VP - Diversified Bond Fund                           0.480% to 0.290%
RiverSource VP - Diversified Equity Income Fund                  0.600% to 0.375%
RiverSource VP - Emerging Markets Fund                           1.100% to 0.900%
RiverSource VP - Fundamental Value Fund                          0.730% to 0.600%
RiverSource VP - Global Bond Fund                                0.720% to 0.520%
RiverSource VP - Global Inflation Protected Securities Fund      0.440% to 0.250%
RiverSource VP - Growth Fund                                     0.600% to 0.375%
RiverSource VP - High Yield Bond Fund                            0.590% to 0.360%
RiverSource VP - Income Opportunities Fund                       0.610% to 0.380%
RiverSource VP - International Opportunity Fund                  0.800% to 0.570%
RiverSource VP - Large Cap Equity Fund                           0.600% to 0.375%
RiverSource VP - Large Cap Value Fund                            0.600% to 0.375%
RiverSource VP - Mid Cap Growth Fund                             0.700% to 0.475%
RiverSource VP - Mid Cap Value Fund                              0.700% to 0.475%
RiverSource VP - S&P 500 Index Fund                              0.220% to 0.120%
RiverSource VP - Select Value Fund                               0.780% to 0.650%
RiverSource VP - Short Duration U.S. Government Fund             0.480% to 0.250%
RiverSource VP - Small Cap Advantage Fund                        0.790% to 0.665%
RiverSource VP - Small Cap Value Fund                            0.970% to 0.870%
---------------------------------------------------------------------------------

For the following Funds, the fee may be adjusted upward or downward by a performance incentive adjustment with a maximum adjustment of 0.08% for RiverSource VP - Balanced Fund and 0.12% for each remaining Fund. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one share of each Fund and the change to the stated index, up to a maximum percentage of each Fund's average daily net assets. In certain circumstances, the Board may approve a change in the index. If the performance difference is less than 0.50%, the

--------------------------------------------------------------------------------

 126 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund for the year ended Dec. 31, 2007, is as follows:

                                                                                                                       INCREASE
FUND                                                                              INDEX NAME                          (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                  Lipper Balanced Funds Index                           $  155,154
RiverSource VP - Diversified Equity Income Fund                 Lipper Equity Income Funds Index                       1,063,783
RiverSource VP - Emerging Markets Fund                          Lipper Emerging Markets Funds Index                      250,075
RiverSource VP - Fundamental Value Fund                         Lipper Large-Cap Value Funds Index*                     (181,845)
RiverSource VP - Growth Fund                                    Lipper Large-Cap Growth Funds Index                       28,920
RiverSource VP - International Opportunity Fund                 Lipper International Large-Cap Core Funds Index         (721,834)
RiverSource VP - Large Cap Equity Fund                          Lipper Large-Cap Core Funds Index                        561,689
RiverSource VP - Large Cap Value Fund                           Lipper Large-Cap Value Funds Index                        (3,480)
RiverSource VP - Mid Cap Growth Fund                            Lipper Mid-Cap Growth Funds Index                       (815,493)
RiverSource VP - Mid Cap Value Fund                             Lipper Mid-Cap Value Funds Index                         113,521
RiverSource VP - Select Value Fund                              Lipper Multi-Cap Value Funds Index**                      15,415
RiverSource VP - Small Cap Advantage Fund                       Lipper Small-Cap Core Funds Index                       (218,930)
RiverSource VP - Small Cap Value Fund                           Lipper Small-Cap Value Funds Index                       235,085
--------------------------------------------------------------------------------------------------------------------------------

* On Jan. 1, 2008, the Lipper Large-Cap Core Funds Index replaced the Lipper Large-Cap Value Funds Index for purposes of determining performance incentive adjustment.
** On Jan. 1, 2008, the Lipper Mid-Cap Value Funds Index replaced the Lipper Multi-Cap Value Funds Index for purposes of determining performance incentive adjustment.

The management fee for the year ended Dec. 31, 2007, including an adjustment under the terms of the performance incentive arrangement, if any, is the following percentage of each Fund's average daily net assets:

FUND                                                            PERCENTAGE
--------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                    0.53%
RiverSource VP - Cash Management Fund                             0.33%
RiverSource VP - Core Bond Fund                                   0.48%
RiverSource VP - Diversified Bond Fund                            0.45%
RiverSource VP - Diversified Equity Income Fund                   0.59%
RiverSource VP - Emerging Markets Fund                            1.11%
RiverSource VP - Fundamental Value Fund                           0.70%
RiverSource VP - Global Bond Fund                                 0.68%
RiverSource VP - Global Inflation Protected Securities Fund       0.44%
RiverSource VP - Growth Fund                                      0.60%
RiverSource VP - High Yield Bond Fund                             0.59%
RiverSource VP - Income Opportunities Fund                        0.61%
RiverSource VP - International Opportunity Fund                   0.69%
RiverSource VP - Large Cap Equity Fund                            0.58%
RiverSource VP - Large Cap Value Fund                             0.59%
RiverSource VP - Mid Cap Growth Fund                              0.58%
RiverSource VP - Mid Cap Value Fund                               0.73%
RiverSource VP - S&P 500 Index Fund                               0.22%
RiverSource VP - Select Value Fund                                0.83%
RiverSource VP - Short Duration U.S. Government Fund              0.48%
RiverSource VP - Small Cap Advantage Fund                         0.68%
RiverSource VP - Small Cap Value Fund                             0.97%
--------------------------------------------------------------------------

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of RiverSource VP - Emerging Markets Fund and RiverSource
VP - International Opportunity Fund.

The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect partially owned subsidiary of Ameriprise Financial, to subadvise the assets of RiverSource VP - Small Cap Advantage Fund.

The Investment Manager has Subadvisory Agreements with Systematic Financial Management, L.P. and WEDGE Capital Management L.L.P., each of which subadvises a portion of the assets of RiverSource VP - Select Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., Franklin Portfolio Associates LLC, River Road Asset Management, LLC (River Road) and Denver Investment Advisors LLC (Denver), each of which subadvises a portion of the assets of RiverSource
VP - Small Cap Value Fund. Effective July 16,

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  127

2007, Denver was added as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. to subadvise the assets of RiverSource VP - Fundamental Value Fund.

The Investment Manager contracts with and compensates each subadviser to manage the investment of each Fund's assets.

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's net assets increase. The percentage range for each Fund and the percentage for the year ended Dec. 31, 2007, is as follows:

                                                                                         PERCENTAGE
                                                                                           FOR THE
                                                                                         YEAR ENDED
FUND                                                            PERCENTAGE RANGE        DEC. 31, 2007
-----------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                   0.060% to 0.030%           0.05%
RiverSource VP - Cash Management Fund                            0.060% to 0.030%           0.06%
RiverSource VP - Core Bond Fund                                  0.070% to 0.040%           0.07%
RiverSource VP - Diversified Bond Fund                           0.070% to 0.040%           0.06%
RiverSource VP - Diversified Equity Income Fund                  0.060% to 0.030%           0.05%
RiverSource VP - Emerging Markets Fund                           0.080% to 0.050%           0.08%
RiverSource VP - Fundamental Value Fund                          0.060% to 0.030%           0.06%
RiverSource VP - Global Bond Fund                                0.080% to 0.050%           0.08%
RiverSource VP - Global Inflation Protected Securities Fund      0.070% to 0.040%           0.07%
RiverSource VP - Growth Fund                                     0.060% to 0.030%           0.06%
RiverSource VP - High Yield Bond Fund                            0.070% to 0.040%           0.07%
RiverSource VP - Income Opportunities Fund                       0.070% to 0.040%           0.07%
RiverSource VP - International Opportunity Fund                  0.080% to 0.050%           0.08%
RiverSource VP - Large Cap Equity Fund                           0.060% to 0.030%           0.05%
RiverSource VP - Large Cap Value Fund                            0.060% to 0.030%           0.06%
RiverSource VP - Mid Cap Growth Fund                             0.060% to 0.030%           0.06%
RiverSource VP - Mid Cap Value Fund                              0.060% to 0.030%           0.06%
RiverSource VP - S&P 500 Index Fund                              0.060% to 0.030%           0.06%
RiverSource VP - Select Value Fund                               0.060% to 0.030%           0.06%
RiverSource VP - Short Duration U.S. Government Fund             0.070% to 0.040%           0.07%
RiverSource VP - Small Cap Advantage Fund                        0.080% to 0.050%           0.08%
RiverSource VP - Small Cap Value Fund                            0.080% to 0.050%           0.08%
-----------------------------------------------------------------------------------------------------

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2007, other expenses paid to this company are as follows:

FUND                                                            AMOUNT
-----------------------------------------------------------------------
RiverSource VP - Balanced Fund                                  $ 9,312
RiverSource VP - Cash Management Fund                             3,929
RiverSource VP - Core Bond Fund                                      42
RiverSource VP - Diversified Bond Fund                            9,281
RiverSource VP - Diversified Equity Income Fund                  14,618
RiverSource VP - Emerging Markets Fund                            1,575
RiverSource VP - Fundamental Value Fund                           1,173
RiverSource VP - Global Bond Fund                                 2,253
RiverSource VP - Global Inflation Protected Securities Fund       2,383
RiverSource VP - Growth Fund                                      2,617
RiverSource VP - High Yield Bond Fund                             5,145
RiverSource VP - Income Opportunities Fund                        1,214
RiverSource VP - International Opportunity Fund                   5,281
RiverSource VP - Large Cap Equity Fund                           16,783
RiverSource VP - Large Cap Value Fund                               129
RiverSource VP - Mid Cap Growth Fund                              2,832
RiverSource VP - Mid Cap Value Fund                               1,493
RiverSource VP - S&P 500 Index Fund                               1,543
RiverSource VP - Select Value Fund                                  153
RiverSource VP - Short Duration U.S. Government Fund              1,637
RiverSource VP - Small Cap Advantage Fund                           911
RiverSource VP - Small Cap Value Fund                             2,184
-----------------------------------------------------------------------

--------------------------------------------------------------------------------

 128 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RiverSource Variable Portfolio Funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the year ended Dec. 31, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were:

FUND                                                            PERCENTAGE
--------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                   0.83%
RiverSource VP - Global Inflation Protected Securities Fund       0.72%
RiverSource VP - Large Cap Value Fund                             1.04%
RiverSource VP - S&P 500 Index Fund                               0.50%
RiverSource VP - Select Value Fund                                1.05%
RiverSource VP - Small Cap Value Fund                             1.23%
--------------------------------------------------------------------------

Under an agreement, which was effective until Dec. 31, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, would not exceed the following percentage of each Fund's average daily net assets:

FUND                                                            PERCENTAGE
--------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                   0.830%
RiverSource VP - Fundamental Value Fund                           1.070%
RiverSource VP - Global Inflation Protected Securities Fund       0.720%
RiverSource VP - Income Opportunities Fund                        0.990%
RiverSource VP - Large Cap Value Fund                             1.050%
RiverSource VP - Mid Cap Growth Fund                              1.000%
RiverSource VP - Mid Cap Value Fund                               1.080%
RiverSource VP - S&P 500 Index Fund                               0.495%
RiverSource VP - Select Value Fund                                1.000%
RiverSource VP - Small Cap Value Fund                             1.200%
--------------------------------------------------------------------------

Effective Jan. 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2008, unless sooner terminated by the discretion of the Board such that net expenses (excluding fees and

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT 129 expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                            PERCENTAGE
--------------------------------------------------------------------------
RiverSource VP - Core Bond Fund                                    0.83%
RiverSource VP - Fundamental Value Fund                            0.98%
RiverSource VP - Global Bond Fund                                  0.98%
RiverSource VP - Global Inflation Protected Securities Fund        0.72%
RiverSource VP - Large Cap Value Fund                              1.05%
RiverSource VP - Mid Cap Value Fund                                1.05%
RiverSource VP - S&P 500 Index Fund                                0.51%
RiverSource VP - Select Value Fund                                 1.03%
RiverSource VP - Small Cap Advantage Fund                          1.13%
RiverSource VP - Small Cap Value Fund                              1.20%
--------------------------------------------------------------------------

The Funds pay custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

For the year ended Dec. 31, 2007, cost of purchases and proceeds from sales or maturities of securities aggregated $8,674,251,335 and $8,440,107,913, respectively, for RiverSource VP - Cash Management Fund. Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                               PURCHASES             PROCEEDS
-----------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                  $ 2,257,806,103       $ 2,544,102,943
RiverSource VP - Core Bond Fund                                     300,616,144           274,123,552
RiverSource VP - Diversified Bond Fund                           11,768,380,472        10,147,476,545
RiverSource VP - Diversified Equity Income Fund                   1,535,311,318         1,118,969,122
RiverSource VP - Emerging Markets Fund                            1,044,449,807           882,716,479
RiverSource VP - Fundamental Value Fund                             429,189,420            67,219,148
RiverSource VP - Global Bond Fund                                 1,118,604,387           671,659,597
RiverSource VP - Global Inflation Protected Securities Fund         747,493,651           554,458,946
RiverSource VP - Growth Fund                                        728,568,309           758,637,657
RiverSource VP - High Yield Bond Fund                               936,274,552         1,065,778,533
RiverSource VP - Income Opportunities Fund                          860,104,612           541,816,510
RiverSource VP - International Opportunity Fund                   1,188,193,857         1,448,168,439
RiverSource VP - Large Cap Equity Fund                            2,149,624,824         2,941,955,169
RiverSource VP - Large Cap Value Fund                                 9,604,518            11,532,120
RiverSource VP - Mid Cap Growth Fund                                583,620,714           742,785,590
RiverSource VP - Mid Cap Value Fund                                 308,730,261           375,956,779
RiverSource VP - S&P 500 Index Fund                                  16,638,999            43,042,831
RiverSource VP - Select Value Fund                                   27,473,568            30,556,911
RiverSource VP - Short Duration U.S. Government Fund                916,123,486           963,951,566
RiverSource VP - Small Cap Advantage Fund                           293,506,690           344,426,683
RiverSource VP - Small Cap Value Fund                               838,102,084           422,327,371
-----------------------------------------------------------------------------------------------------

Net realized gains and losses on investment sales are determined on an identified cost basis.

--------------------------------------------------------------------------------

 130 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

RIVERSOURCE VP - BALANCED FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                              2,459,988            745,197         1,604,644
Issued for reinvested distributions                               6,372,138          9,132,978         8,844,384
Redeemed                                                        (26,741,652)        (9,766,916)      (38,530,123)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         (17,909,526)           111,259       (28,081,095)
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - CASH MANAGEMENT FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                             646,410,357        167,098,286      546,325,418
Issued for reinvested distributions                               60,311,354         15,958,427       28,018,991
Redeemed                                                        (424,073,689)      (126,608,351)    (263,000,076)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          282,648,022         56,448,362      311,344,333
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - CORE BOND FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                              3,723,070           942,086         2,832,609
Issued for reinvested distributions                                 388,448            93,532           252,233
Redeemed                                                         (1,134,036)         (721,222)       (2,432,878)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                           2,977,482           314,396           651,964
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - DIVERSIFIED BOND FUND
                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
--------------------------------------------------------------------------------------------------------------------
Sold                                                            161,391,625         41,333,529         66,150,597
Issued for reinvested distributions                              16,906,002          3,545,702          7,539,299
Redeemed                                                        (25,944,477)        (6,549,782)       (21,056,382)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         152,353,150         38,329,449         52,633,514
--------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND
                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
--------------------------------------------------------------------------------------------------------------------
Sold                                                             45,005,746         20,716,476         66,872,272
Issued for reinvested distributions                               6,881,359         14,243,085          7,606,498
Redeemed                                                        (23,461,159)        (2,974,137)        (5,235,880)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          28,425,946         31,985,424         69,242,890
--------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - EMERGING MARKETS FUND
                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
--------------------------------------------------------------------------------------------------------------------
Sold                                                             14,611,795          2,830,869         14,243,920
Issued for reinvested distributions                               2,175,402          3,607,990            999,615
Redeemed                                                         (5,570,611)        (1,049,305)        (3,674,525)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          11,216,586          5,389,554         11,569,010
--------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - FUNDAMENTAL VALUE FUND
                                                                 YEAR ENDED        PERIOD ENDED       PERIOD ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006(B)
--------------------------------------------------------------------------------------------------------------------
Sold                                                             53,598,104         13,209,495         23,142,255
Issued for reinvested distributions                                 677,494            169,453              1,909
Redeemed                                                        (20,475,130)          (124,558)          (243,201)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          33,800,468         13,254,390         22,900,963
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  131

RIVERSOURCE VP - GLOBAL BOND FUND
                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
--------------------------------------------------------------------------------------------------------------------
Sold                                                             48,939,084          8,876,320         16,252,656
Issued for reinvested distributions                               3,503,265            725,298          1,923,444
Redeemed                                                         (6,857,392)        (2,079,563)        (6,199,573)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          45,584,957          7,522,055         11,976,527
--------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND
                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
--------------------------------------------------------------------------------------------------------------------
Sold                                                             44,692,939         18,635,892         35,080,485
Issued for reinvested distributions                               1,754,928          1,289,058            624,006
Redeemed                                                        (26,281,514)          (454,877)        (6,979,442)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          20,166,353         19,470,073         28,725,049
--------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - GROWTH FUND
                                                                 YEAR ENDED        PERIOD ENDED        YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)    AUG. 31, 2006
--------------------------------------------------------------------------------------------------------------------
Sold                                                              8,442,198          1,795,840         49,500,097
Issued for reinvested distributions                                 849,574            241,573            747,698
Redeemed                                                        (12,626,784)        (4,955,872)       (21,266,893)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          (3,335,012)        (2,918,459)        28,980,902
--------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - HIGH YIELD BOND FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                             11,028,504          4,649,214        16,227,622
Issued for reinvested distributions                              13,936,184          4,684,842        12,636,235
Redeemed                                                        (42,985,085)       (10,403,935)      (34,818,886)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         (18,020,397)        (1,069,879)       (5,955,029)
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - INCOME OPPORTUNITIES FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                             38,944,286         13,653,726       21,779,525
Issued for reinvested distributions                               4,347,222            631,708          586,469
Redeemed                                                         (8,346,637)          (268,671)        (984,015)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          34,944,871         14,016,763       21,381,979
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - INTERNATIONAL OPPORTUNITY FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                              1,602,591          1,023,262         3,290,061
Issued for reinvested distributions                                 889,158          1,024,536         1,754,001
Redeemed                                                        (20,653,265)        (6,138,650)      (19,700,173)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         (18,161,516)        (4,090,852)      (14,656,111)
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - LARGE CAP EQUITY FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                                789,648            185,194         6,446,961
Fund Merger                                                             N/A                N/A        77,634,189
Issued for reinvested distributions                               2,518,918            853,308         1,647,637
Redeemed                                                        (32,921,312)       (14,753,800)      (39,632,021)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         (29,612,746)       (13,715,298)       46,096,766
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 132 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RIVERSOURCE VP - LARGE CAP VALUE FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                               520,083           259,377           563,345
Issued for reinvested distributions                                174,883           111,695            58,492
Redeemed                                                          (807,183)          (65,500)         (201,307)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                           (112,217)          305,572           420,530
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - MID CAP GROWTH FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                                689,855            204,961         1,916,243
Fund merger                                                             N/A                N/A        51,642,855
Issued for reinvested distributions                                 591,884          2,478,097         1,683,389
Redeemed                                                        (15,524,515)        (6,966,156)      (11,079,161)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         (14,242,776)        (4,283,098)       44,163,326
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - MID CAP VALUE FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                             15,463,546         9,283,567        17,680,414
Issued for reinvested distributions                                 499,200           365,184            18,726
Redeemed                                                        (19,137,712)         (235,125)         (263,812)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          (3,174,966)        9,413,626        17,435,328
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - S&P 500 INDEX FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                              2,696,004            719,158        3,049,759
Issued for reinvested distributions                                 964,965            481,856          742,959
Redeemed                                                         (5,811,566)        (1,803,618)      (6,584,030)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          (2,150,597)          (602,604)      (2,791,312)
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - SELECT VALUE FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                               564,929            130,952          465,908
Issued for reinvested distributions                                289,050            241,551           80,918
Redeemed                                                          (876,727)          (135,982)        (330,201)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            (22,748)           236,521          216,625
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                              7,683,953          1,559,918         6,812,654
Issued for reinvested distributions                               2,033,154            615,472         1,670,663
Redeemed                                                         (7,618,558)        (2,866,142)      (10,142,070)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                           2,098,549           (690,752)       (1,658,753)
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE VP - SMALL CAP ADVANTAGE FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                                338,276            144,790          580,024
Issued for reinvested distributions                                 894,358          2,176,662        2,188,623
Redeemed                                                         (4,476,565)        (1,248,454)      (2,551,105)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          (3,243,931)         1,072,998          217,542
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  133

RIVERSOURCE VP - SMALL CAP VALUE FUND
                                                                 YEAR ENDED        PERIOD ENDED      YEAR ENDED
                                                               DEC. 31, 2007     DEC. 31, 2006(A)   AUG. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Sold                                                             36,419,626          2,823,228        9,622,399
Issued for reinvested distributions                               1,850,050          4,206,725        2,433,216
Redeemed                                                         (4,679,690)        (1,923,250)      (4,112,520)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          33,589,986          5,106,703        7,943,095
-----------------------------------------------------------------------------------------------------------------

(a)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(b) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund receives collateral in the form of cash and/or U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Funds under the Investment Management Services Agreement pursuant to which each Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board.

Presented below is information regarding securities on loan at Dec. 31, 2007.

                                                               RIVERSOURCE VP -         RIVERSOURCE VP -
                                      RIVERSOURCE VP -           DIVERSIFIED            GLOBAL INFLATION         RIVERSOURCE VP -
                                          BALANCED                   BOND                  PROTECTED                  GROWTH
                                            FUND                     FUND               SECURITIES FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
Value of securities on loan to
brokers                                  $9,221,174              $64,984,200              $31,092,000               $6,285,500
---------------------------------------------------------------------------------------------------------------------------------
Cash collateral received for
   securities loaned                     $9,573,800              $66,950,000              $31,687,500               $6,650,000

                                      RIVERSOURCE VP -         RIVERSOURCE VP -         RIVERSOURCE VP -         RIVERSOURCE VP -
                                       INTERNATIONAL              LARGE CAP                 MID CAP                 SMALL CAP
                                        OPPORTUNITY                 EQUITY                   GROWTH                   VALUE
                                            FUND                     FUND                     FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
Value of securities on loan to
brokers                                 $23,418,185              $22,849,797              $19,623,170              $28,170,897
---------------------------------------------------------------------------------------------------------------------------------
Cash collateral received for
   securities loaned                    $24,604,425              $23,938,500              $21,098,000              $30,350,450

Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments."

Income from security lending and expenses paid to the Investment Manager (which are included in other expenses on the Statement of operations), for the year ended Dec. 31, 2007, are as follows:

FUND                                                                       AMOUNT                     EXPENSES
-----------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced                                                 $194,615                    $  9,972
RiverSource VP - Diversified Bond Fund                                     410,252                      26,319
RiverSource VP - Diversified Equity Income Fund                            270,351                       6,340
RiverSource VP - Global Bond Fund                                           25,975                       2,756
RiverSource VP - Global Inflation Protected Securities Fund                  3,265                           0
RiverSource VP - Growth Fund                                                85,089                       1,975
RiverSource VP - High Yield Bond Fund                                        3,700                         704
RiverSource VP - International Opportunity Fund                            653,373                       7,370
RiverSource VP - Large Cap Equity Fund                                     471,798                      12,415
RiverSource VP - Large Cap Value Fund                                            0                         299
RiverSource VP - Mid Cap Growth Fund                                       297,845                       4,948
RiverSource VP - Small Cap Advantage Fund                                   20,601                       1,664
RiverSource VP - Small Cap Value Fund                                      492,286                      11,150
-----------------------------------------------------------------------------------------------------------------

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------

 134 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by RiverSource VP - Growth Fund during the year ended Dec. 31, 2007 are as follows:

                                                                   CALLS                                       PUTS
---------------------------------------------------------------------------------------------------------------------------------
                                                      CONTRACTS             PREMIUMS              CONTRACTS             PREMIUMS
---------------------------------------------------------------------------------------------------------------------------------
Balance Dec. 31, 2006                                    7,980             $   710,816                 --              $       --
Opened                                                  30,626               2,111,113             15,396               1,594,239
Closed                                                 (18,018)             (1,453,937)            (7,720)               (980,440)
Expired                                                (10,140)               (524,099)                --                      --
---------------------------------------------------------------------------------------------------------------------------------
Balance Dec. 31, 2007                                   10,448             $   843,893              7,676              $  613,799
---------------------------------------------------------------------------------------------------------------------------------

Contracts and premiums associated with options contracts written by RiverSource VP - Large Cap Equity Fund during the year ended Dec. 31, 2007 are as follows:

                                                                  CALLS                                        PUTS
---------------------------------------------------------------------------------------------------------------------------------
                                                     CONTRACTS             PREMIUMS              CONTRACTS             PREMIUMS
---------------------------------------------------------------------------------------------------------------------------------
Balance Dec. 31, 2006                                  15,268             $ 1,360,071                  --             $        --
Opened                                                 52,483               4,115,586              29,746               3,206,169
Closed                                                (33,980)             (3,216,670)            (17,854)             (2,254,306)
Expired                                               (17,757)               (965,596)                 --                      --
---------------------------------------------------------------------------------------------------------------------------------
Balance Dec. 31, 2007                                  16,014             $ 1,293,391              11,892             $   951,863
---------------------------------------------------------------------------------------------------------------------------------

See "Summary of significant accounting policies."

7. AFFILIATED MONEY MARKET FUND

Each Fund, except for RiverSource VP - Cash Management Fund, may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated for each Fund for the year ended Dec. 31, 2007, are as follows:

FUND                                                                       PROCEEDS                   FUNDS
----------------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                          $  724,167,478            $  770,855,240
RiverSource VP - Core Bond Fund                                             51,188,935                46,739,471
RiverSource VP - Diversified Bond Fund                                   2,856,875,690             2,981,020,296
RiverSource VP - Diversified Equity Income Fund                            869,827,361               875,429,746
RiverSource VP - Emerging Markets Fund                                     560,113,817               549,776,271
RiverSource VP - Fundamental Value Fund                                    653,007,636               644,300,225
RiverSource VP - Global Bond Fund                                          477,512,072               463,532,696
RiverSource VP - Global Inflation Protected Securities Fund                421,819,271               404,388,426
RiverSource VP - Growth Fund                                               325,560,900               318,128,799
RiverSource VP - High Yield Bond Fund                                      557,973,221               554,650,240
RiverSource VP - Income Opportunities Fund                                 405,045,318               371,798,745
RiverSource VP - International Opportunity Fund                            605,926,950               593,876,033
RiverSource VP - Large Cap Equity Fund                                   2,061,292,176             2,036,481,746
RiverSource VP - Large Cap Value Fund                                        7,590,026                 8,803,316
RiverSource VP - Mid Cap Growth Fund                                       256,062,851               261,898,869
RiverSource VP - Mid Cap Value Fund                                        262,425,627               264,701,227
RiverSource VP - S&P 500 Index Fund                                         38,717,440                36,422,975
RiverSource VP - Select Value Fund                                          15,760,487                16,213,716
RiverSource VP - Short Duration U.S. Government Fund                       162,086,026               160,141,042
RiverSource VP - Small Cap Advantage Fund                                   63,812,314                65,634,756
RiverSource VP - Small Cap Value Fund                                      660,744,276               573,263,971
----------------------------------------------------------------------------------------------------------------

8. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT 135 borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Each Fund had no borrowings during the year ended Dec. 31, 2007.

9. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In the third and fourth calendar quarters of 2007, structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of Dec. 31, 2007, on an aggregate basis, $103.7 million, representing 7.8% of VP -- Cash Management Fund's (Cash Management) total net assets were invested in SIVs. These investments were in the most senior debt issued by these vehicles.

On Aug. 28, 2007, Cheyne Finance breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne Finance to be insolvent. Cash Management's holding in Cheyne Finance is in default as of its Nov. 12, 2007 maturity date. The receivers are currently developing a restructuring plan which will likely result in Cash Management receiving less than full payment on its investment. Accordingly, the value of the holding has been reduced through fair valuation procedures from its amortized cost of $2.0 million down to $1.7 million as of Dec. 31, 2007. Subsequent to Dec. 31, 2007, the fair value of the position has been further reduced to $1.6 million based on information available as of Feb. 15, 2008.

Subsequent to Dec. 31, 2007, $8.0 million matured on one of Cash Management's SIV holdings in Sedna Finance, and all interest and principal payments were received by Cash Management on a timely basis.

On Feb. 11, 2008, Whistlejacket Capital LLC (WJC) breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of a receiver on Feb. 12, 2008. On Feb. 11, 2008, Management determined WJC to be an illiquid investment. As of Feb. 15, 2008, WJC's investment manager has declared WJC insolvent. However, Management continues to believe that Cash Management will receive full payment on its remaining holdings. As of Feb. 15, 2008, Cash Management continues to value its holdings in WJC at amortized cost of $12 million.

As of Feb. 15, 2008, with the exception of Cheyne Finance LLC, it is still anticipated that Cash Management will receive full payment on the other SIV investments, which remain outstanding and had an aggregate value of $94.0 million, representing 7.0% of net assets on Dec. 31, 2007.

10. FUND MERGERS

RiverSource VP - Large Cap Equity Fund

At the close of business on March 17, 2006, RiverSource VP - Large Cap Equity Fund acquired the assets and assumed the identified liabilities of RiverSource VP - New Dimensions Fund. This reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource VP - Large Cap Equity Fund immediately before the acquisition were $2,554,119,500 and the combined net assets immediately after the acquisition were $4,350,292,892.

The merger was accomplished by a tax-free exchange of 108,210,452 shares of RiverSource VP - New Dimensions Fund valued at $1,796,173,392.

In exchange for the RiverSource VP - New Dimensions Fund shares and net assets, RiverSource VP - Large Cap Equity Fund issued 77,634,189 shares.

RiverSource VP - New Dimensions Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were $1,796,173,392, which includes $1,758,785,888 of capital stock, $135,799,449 of unrealized appreciation, ($98,521,967) of accumulated net realized loss and $110,022 of undistributed net investment income.

RiverSource VP - Mid Cap Growth Fund

At the close of business on March 17, 2006, RiverSource VP - Mid Cap Growth Fund acquired the assets and assumed the identified liabilities of RiverSource
VP - Strategy Aggressive Fund. This reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

--------------------------------------------------------------------------------

 136 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

The aggregate net assets of RiverSource VP - Mid Cap Growth Fund immediately before the acquisition were $263,887,643 and the combined net assets immediately after the acquisition were $900,721,592.

The merger was accomplished by a tax-free exchange of 70,072,924 shares of RiverSource VP - Strategy Aggressive Fund valued at $636,833,949.

In exchange for the RiverSource VP - Strategy Aggressive Fund shares and net assets, RiverSource VP - Mid Cap Growth Fund issued 51,642,855 shares.

RiverSource VP - Strategy Aggressive Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were $636,833,949, which includes $1,733,718,560 of capital stock, $59,822,571 of unrealized appreciation, ($1,156,578,196) of accumulated net realized loss and ($128,986) of temporary book-to-tax differences.

11. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at Dec. 31, 2007 were as follows:

FUND                                                              CARRY-OVER
------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund                                 $   17,812,301
RiverSource VP -- Cash Management Fund                                   1,487
RiverSource VP -- Core Bond Fund                                       435,311
RiverSource VP -- Diversified Bond Fund(a)                          85,187,624
RiverSource VP -- Global Inflation Protected Securities Fund         3,706,761
RiverSource VP -- Growth Fund                                        7,031,971
RiverSource VP -- High Yield Bond Fund                             206,575,779
RiverSource VP -- Income Opportunities Fund                          1,606,700
RiverSource VP -- International Opportunity Fund(a)                220,105,149
RiverSource VP -- Large Cap Equity Fund(a)                          71,914,735
RiverSource VP -- Mid Cap Growth Fund                            1,052,723,375
RiverSource VP -- Short Duration U.S. Government Fund(a)             8,251,870
------------------------------------------------------------------------------

(a) As a result of a merger on July 9, 2004, the Fund acquired capital loss carry-overs, which are limited by the Internal Revenue Code Section 382, and unrealized capital gains.

At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                                                   2008               2009               2010
---------------------------------------------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund                                    $ 17,812,301       $         --       $         --
RiverSource VP -- Cash Management Fund                                       --                 --                 --
RiverSource VP -- Core Bond Fund                                             --                 --                 --
RiverSource VP -- Diversified Bond Fund                              47,894,894          9,863,475         15,651,826
RiverSource VP -- Global Inflation Protected Securities Fund                 --                 --                 --
RiverSource VP -- Growth Fund                                                --                 --          3,579,364
RiverSource VP -- High Yield Bond Fund                                       --         99,499,045        106,316,241
RiverSource VP -- Income Opportunities Fund                                  --                 --                 --
RiverSource VP -- International Opportunity Fund                      8,763,638         98,876,953         90,583,080
RiverSource VP -- Large Cap Equity Fund                              31,291,236          3,331,398         37,292,101
RiverSource VP -- Mid Cap Growth Fund                               702,644,765        310,534,170         39,544,440
RiverSource VP -- Short Duration U.S. Government Fund                        --                 --                 --
---------------------------------------------------------------------------------------------------------------------

FUND                                                 2011              2012             2013             2014             2015
---------------------------------------------------------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund                   $        --       $       --       $       --       $       --       $       --
RiverSource VP -- Cash Management Fund                     --               --              150               --            1,337
RiverSource VP -- Core Bond Fund                           --               --           41,034          394,277               --
RiverSource VP -- Diversified Bond Fund             4,231,263               --        7,546,166               --               --
RiverSource VP -- Global Inflation Protected
Securities Fund                                            --               --               --        1,165,851        2,540,910
RiverSource VP -- Growth Fund                              --               --               --        3,452,607               --
RiverSource VP -- High Yield Bond Fund                     --               --          760,493               --               --
RiverSource VP -- Income Opportunities Fund                --               --               --               --        1,606,700
RiverSource VP -- International Opportunity
Fund                                               21,881,478               --               --               --               --
RiverSource VP -- Large Cap Equity Fund                    --               --               --               --               --
RiverSource VP -- Mid Cap Growth Fund                      --               --               --               --               --
RiverSource VP -- Short Duration U.S.
Government Fund                                            --        1,227,003        3,894,750        3,130,117               --
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  137

The Funds, in connection with the mergers as described in Note 10, acquired the following capital loss carry-overs, which are limited by the Internal Revenue Code Section 382, and unrealized capital gains:

FUND                                                              CARRY-OVER
------------------------------------------------------------------------------
RiverSource VP -- Large Cap Equity Fund                         $  145,225,331
RiverSource VP -- Mid Cap Growth Fund                            1,117,336,399
------------------------------------------------------------------------------

In addition to the acquired capital loss carry-overs, the Funds also acquired unrealized capital gains as a result of the mergers.

The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses and net currency losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Dec. 31, 2007, post-October losses that are treated as occurring on Jan. 1, 2008 are as follows:

FUND                                                            POST-OCTOBER LOSS
---------------------------------------------------------------------------------
RiverSource VP -- Diversified Bond Fund                            $5,546,145
RiverSource VP -- Diversified Equity Income Fund                          318
RiverSource VP -- Fundamental Value Fund                              369,949
RiverSource VP -- High Yield Bond Fund                              1,457,658
RiverSource VP -- Income Opportunities Fund                         2,642,461
RiverSource VP -- Mid Cap Growth Fund                                 225,195
RiverSource VP -- Small Cap Advantage Fund                          2,255,959
---------------------------------------------------------------------------------

The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

12. CONCENTRATION OF RISK

For RiverSource VP-Emerging Markets Fund, RiverSource VP-Global Bond Fund, and RiverSource VP-International Opportunity Fund:

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

For RiverSource VP-Global Inflation Protected Securities Fund:

FOREIGN RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

For RiverSource VP-Global Inflation Protected Securities Fund and RiverSource VP-Global Bond Fund:

DIVERSIFICATION RISK
The Funds are non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For RiverSource VP-Emerging Markets Fund and RiverSource VP-Global Bond Fund:

GEOGRAPHIC CONCENTRATION/SECTOR RISK
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price.

--------------------------------------------------------------------------------

 138 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

For RiverSource VP-International Opportunity Fund:

GEOGRAPHIC CONCENTRATION RISK
The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

For RiverSource VP-Fundamental Value Fund:

SECTOR RISK
The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

For RiverSource VP-Large Cap Value Fund and RiverSource VP-Mid Cap Growth Fund:

SECTOR RISK
If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  139

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

14. CHANGE OF FUND'S FISCAL YEAR

The By-Laws of RiverSource Variable Portfolio -- Income Series, Inc., RiverSource Variable Portfolio -- Investment Series, Inc., RiverSource Variable Portfolio -- Managed Series, Inc., RiverSource Variable Portfolio -- Managers Series, Inc., and RiverSource Variable Portfolio -- Money Market Series, Inc. were amended on April 13, 2006, changing their fiscal year end from Aug. 31 to Dec. 31, effective Dec. 31, 2006.

15. SUBSEQUENT EVENT

At a shareholder meeting on Jan. 29, 2008, shareholders of the Variable Portfolio Funds approved the reorganization of each Fund into a corresponding newly formed series of RiverSource Variable Series Trust, a Massachusetts business trust and the merger of RiverSource VP -- Core Bond Fund into RiverSource VP -- Diversified Bond Fund. The reorganization was effective Feb. 1, 2008 and the merger will occur in the first quarter of 2008. Following the reorganization of the Funds into RiverSource Variable Series Trust, for federal income tax purposes the Funds will be treated as partnerships, however, certain of the Funds within the trust will elect to continue to be treated as Regulated Investment Companies.

--------------------------------------------------------------------------------

 140 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

16. FINANCIAL HIGHLIGHTS

The following tables show certain important financial information for evaluating each Fund's results.

RiverSource VP - Balanced Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007             2006(B)               2006              2005           2004           2003
Net asset value, beginning
 of period                      $15.61                 $15.44                 $15.18         $14.17         $13.00         $12.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .43                    .13                    .41            .35            .31            .31
Net gains (losses) (both
 realized and unrealized)         (.16)                  1.04                    .72           1.02           1.17            .82
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .27                   1.17                   1.13           1.37           1.48           1.13
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.45)                  (.10)                  (.41)          (.36)          (.31)          (.31)
Distributions from realized
 gains                            (.34)                  (.90)                  (.46)            --             --           (.14)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.79)                 (1.00)                  (.87)          (.36)          (.31)          (.45)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $15.09                 $15.61                 $15.44         $15.18         $14.17         $13.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $1,731                 $2,071                 $2,046         $2,437         $2,664         $2,416
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             .80%                   .84%(e)                .77%           .82%           .78%           .80%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     2.65%                  2.43%(e)               2.63%          2.34%          2.16%          2.48%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           118%                    38%                   130%           131%           133%           119%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  1.74%                  7.73%(g)               7.76%          9.68%         11.39%          9.40%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Cash Management Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007             2006(B)               2006              2005           2004           2003
Net asset value, beginning
 of period                       $1.00                  $1.00                  $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .05                    .02                    .04            .02             --            .01
Net gains (losses) (both
 realized and unrealized)           --(g)                  --                     --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .05                    .02                    .04            .02             --            .01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.05)                  (.02)                  (.04)          (.02)            --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $1.00                  $1.00                  $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $1,338                 $1,055                   $999           $688           $773           $868
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c)                 .60%                   .60%(d)                .67%           .70%           .69%           .70%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     4.72%                  4.66%(d)               4.01%          1.88%           .47%           .72%
---------------------------------------------------------------------------------------------------------------------------------
Total return(e)                  4.75%                  1.54%(f)               4.01%          1.92%           .48%           .72%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(f)  Not annualized.
(g)  Amount rounds to zero.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  141

RiverSource VP - Core Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                YEAR ENDED AUG. 31,
                             DEC. 31, 2007             2006(B)               2006              2005        2004(C)
Net asset value, beginning
 of period                       $9.81                  $9.77                 $10.05         $10.01          $9.98
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .44                    .14                    .39            .31            .14
Net gains (losses) (both
 realized and unrealized)          .07                    .04                   (.26)           .04            .03
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .51                    .18                    .13            .35            .17
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.43)                  (.14)                  (.39)          (.31)          (.14)
Distributions from realized
 gains                              --                     --                   (.02)            --             --
Tax return of capital             (.01)                    --                     --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.44)                  (.14)                  (.41)          (.31)          (.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $9.88                  $9.81                  $9.77         $10.05         $10.01
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $96                    $66                    $63            $58            $36
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .90%                   .93%(g)                .96%          1.01%          1.13%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
waiver/reimbursement(d),(e),(f)      .83%                .83%(g)                .86%           .95%           .95%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     4.47%                  4.28%(g)               3.97%          3.10%          2.33%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           334%                   106%                   319%           339%           221%
---------------------------------------------------------------------------------------------------------------------------------
Total return(h)                  5.34%                  1.85%(i)               1.38%          3.64%          1.67%(i)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Adjusted to an annual basis.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

RiverSource VP - Diversified Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                              YEAR ENDED        PERIOD ENDED DEC. 31,                       YEAR ENDED AUG. 31,
                             DEC. 31, 2007             2006(B)               2006              2005           2004           2003
Net asset value, beginning
 of period                      $10.47                 $10.39                 $10.66         $10.62         $10.40         $10.38
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .50                    .16                    .43            .39            .38            .44
Net gains (losses) (both
 realized and unrealized)          .03                    .08                   (.27)           .06            .22            .02
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .53                    .24                    .16            .45            .60            .46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.49)                  (.16)                  (.43)          (.41)          (.38)          (.44)
Tax return of capital             (.01)                    --                     --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions               (.50)                  (.16)                  (.43)          (.41)          (.38)          (.44)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.50                 $10.47                 $10.39         $10.66         $10.62         $10.40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                  $4,353                 $2,745                 $2,325         $1,824         $1,696         $1,765
---------------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)             .74%                   .74%(e)                .80%           .82%           .81%           .81%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     4.79%                  4.57%(e)               4.15%          3.65%          3.60%          4.23%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           289%                   109%                   292%           293%           295%           251%
---------------------------------------------------------------------------------------------------------------------------------
Total return(f)                  5.20%                  2.32%(g)               1.58%          4.27%          5.84%          4.50%
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

--------------------------------------------------------------------------------

 142 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource VP - Diversified Equity Income Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                  $15.48                  $15.09
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .24                     .07
Net gains (losses) (both realized
 and unrealized)                            .98                    1.33
-------------------------------------------------------------------------------
Total from investment operations           1.22                    1.40
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.25)                   (.05)
Distributions from realized gains          (.21)                   (.96)
-------------------------------------------------------------------------------
Total distributions                        (.46)                  (1.01)
-------------------------------------------------------------------------------
Net asset value, end of period           $16.24                  $15.48
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $4,079                  $3,446
-------------------------------------------------------------------------------
Total expenses(c),(d)                      .86%                    .91%(e)
-------------------------------------------------------------------------------
Net investment income (loss)              1.47%                   1.39%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                     29%                      5%
-------------------------------------------------------------------------------
Total return(f)                           8.02%                   9.37%(g)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                 $13.83         $11.17          $9.65          $8.41
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .23            .20            .17            .17
Net gains (losses) (both realized
 and unrealized)                          1.80           2.65           1.51           1.24
-------------------------------------------------------------------------------
Total from investment operations          2.03           2.85           1.68           1.41
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.22)          (.19)          (.16)          (.17)
Distributions from realized gains         (.55)            --             --             --
-------------------------------------------------------------------------------
Total distributions                       (.77)          (.19)          (.16)          (.17)
-------------------------------------------------------------------------------
Net asset value, end of period          $15.09         $13.83         $11.17          $9.65
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $2,877         $1,679           $843           $370
-------------------------------------------------------------------------------
Total expenses(c),(d)                     .91%           .84%           .86%           .76%
-------------------------------------------------------------------------------
Net investment income (loss)             1.61%          1.66%          1.77%          2.13%
-------------------------------------------------------------------------------
Portfolio turnover rate                    27%            25%            19%            39%
-------------------------------------------------------------------------------
Total return(f)                         15.19%         25.59%         17.53%         17.00%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  143

RiverSource VP - Emerging Markets Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                  $17.35                  $16.32
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .14                    (.02)
Net gains (losses) (both realized
 and unrealized)                           6.11                    3.21
-------------------------------------------------------------------------------
Total from investment operations           6.25                    3.19
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.11)                     --
Distributions from realized gains         (1.00)                  (2.16)
-------------------------------------------------------------------------------
Total distributions                       (1.11)                  (2.16)
-------------------------------------------------------------------------------
Net asset value, end of period           $22.49                  $17.35
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $962                    $548
-------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.50%                   1.51%(e)
-------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)              1.50%                   1.51%(e)
-------------------------------------------------------------------------------
Net investment income (loss)               .73%                   (.36%)(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                    124%                     46%
-------------------------------------------------------------------------------
Total return(g)                          38.11%                  20.17%(h)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                 $13.14          $9.80          $8.44          $7.04
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .09            .06            .09            .04
Net gains (losses) (both realized
 and unrealized)                          3.85           3.72           1.39           1.38
-------------------------------------------------------------------------------
Total from investment operations          3.94           3.78           1.48           1.42
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.06)          (.06)          (.12)          (.02)
Distributions from realized gains         (.70)          (.38)            --             --
-------------------------------------------------------------------------------
Total distributions                       (.76)          (.44)          (.12)          (.02)
-------------------------------------------------------------------------------
Net asset value, end of period          $16.32         $13.14          $9.80          $8.44
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $427           $192            $46            $16
-------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             1.54%          1.55%          1.67%          2.04%
-------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)             1.54%          1.55%          1.61%(f)       1.75%(f)
-------------------------------------------------------------------------------
Net investment income (loss)              .68%           .58%           .65%           .67%
-------------------------------------------------------------------------------
Portfolio turnover rate                   146%           120%           117%           191%
-------------------------------------------------------------------------------
Total return(g)                         30.97%         39.60%         17.63%         20.25%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

--------------------------------------------------------------------------------

 144 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource VP - Fundamental Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED         PERIOD ENDED DEC. 31,
                                                    DEC. 31, 2007               2006(B)
Net asset value, beginning of period                    $10.92                  $10.03
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11                     .03
Net gains (losses) (both realized and unrealized)          .30                     .91
----------------------------------------------------------------------------------------------
Total from investment operations                           .41                     .94
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)                   (.02)
Distributions from realized gains                         (.02)                   (.02)
Tax return of capital                                       --                    (.01)
----------------------------------------------------------------------------------------------
Total distributions                                       (.13)                   (.05)
----------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.20                  $10.92
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $786                    $397
----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                              .99%                   1.02%(f)
----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                              .99%                   1.02%(f)
----------------------------------------------------------------------------------------------
Net investment income (loss)                             1.03%                    .83%(f)
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                    12%                      3%
----------------------------------------------------------------------------------------------
Total return(h)                                          3.84%                   9.30%(i)
----------------------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                    PERIOD ENDED AUG. 31,
                                                           2006(C)
Net asset value, beginning of period                       $10.06
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .02
Net gains (losses) (both realized and unrealized)            (.03)
----------------------------------------------------------------------------------------------
Total from investment operations                             (.01)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.02)
Distributions from realized gains                              --
Tax return of capital                                          --
----------------------------------------------------------------------------------------------
Total distributions                                          (.02)
----------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.03
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $232
----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                1.15%(f)
----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)                                1.07%(f),(g)
----------------------------------------------------------------------------------------------
Net investment income (loss)                                1.27%(f)
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                        3%
----------------------------------------------------------------------------------------------
Total return(h)                                             (.05%)(i)
----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 1, 2006 (date the Fund became available) to Aug. 31, 2006.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  145

RiverSource VP - Global Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                  $10.90                  $10.79
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .38                     .12
Net gains (losses) (both realized
 and unrealized)                            .44                     .11
-------------------------------------------------------------------------------
Total from investment operations            .82                     .23
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.40)                   (.12)
Distributions from realized gains            --                      --
-------------------------------------------------------------------------------
Total distributions                        (.40)                   (.12)
-------------------------------------------------------------------------------
Net asset value, end of period           $11.32                  $10.90
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,328                    $782
-------------------------------------------------------------------------------
Total expenses(c),(d)                     1.00%                   1.00%(e)
-------------------------------------------------------------------------------
Net investment income (loss)              3.45%                   3.22%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                     69%                     20%
-------------------------------------------------------------------------------
Total return(f)                           7.65%                   2.15%(g)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                 $11.02         $10.82         $10.40         $10.02
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .30            .34            .35            .34
Net gains (losses) (both realized
 and unrealized)                          (.17)           .39            .73            .61
-------------------------------------------------------------------------------
Total from investment operations           .13            .73           1.08            .95
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.31)          (.53)          (.66)          (.57)
Distributions from realized gains         (.05)            --             --             --
-------------------------------------------------------------------------------
Total distributions                       (.36)          (.53)          (.66)          (.57)
-------------------------------------------------------------------------------
Net asset value, end of period          $10.79         $11.02         $10.82         $10.40
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $692           $575           $409           $312
-------------------------------------------------------------------------------
Total expenses(c),(d)                    1.06%          1.08%          1.08%          1.09%
-------------------------------------------------------------------------------
Net investment income (loss)             2.85%          2.63%          2.76%          3.08%
-------------------------------------------------------------------------------
Portfolio turnover rate                    65%            79%           105%           102%
-------------------------------------------------------------------------------
Total return(f)                          1.27%          6.75%         10.57%          9.56%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Global Inflation Protected Securities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,        YEAR ENDED AUG. 31,
                                     DEC. 31, 2007               2006(B)               2006           2005(C)
Net asset value, beginning of
 period                                   $9.76                  $10.04                 $10.19         $10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .52                     .06                    .47            .32
Net gains (losses) (both realized
 and unrealized)                            .24                    (.10)                  (.26)           .19
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            .76                    (.04)                   .21            .51
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.24)                   (.24)                  (.34)          (.32)
Distributions from realized gains            --                      --                   (.02)            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.24)                   (.24)                  (.36)          (.32)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.28                   $9.76                 $10.04         $10.19
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $820                    $582                   $403           $116
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .74%                    .72%(f)                .77%           .87%(f)
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)               .72%(g)                 .72%(f)                .72%(g)        .75%(f),(g)
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.50%                   1.09%(f)               4.23%          3.42%(f)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     80%                     --%                    75%            29%
----------------------------------------------------------------------------------------------------------------------------
Total return(h)                           7.93%                   (.49%)(i)              2.18%          5.22%(i)
----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Sept. 13, 2004 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

--------------------------------------------------------------------------------

 146 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource VP - Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                   $7.50                   $6.93
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08                     .01
Net gains (losses) (both realized
 and unrealized)                            .15                     .57
-------------------------------------------------------------------------------
Total from investment operations            .23                     .58
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.08)                   (.01)
-------------------------------------------------------------------------------
Net asset value, end of period            $7.65                   $7.50
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $627                    $640
-------------------------------------------------------------------------------
Total expenses(c),(d)                      .89%                   1.01%(e)
-------------------------------------------------------------------------------
Net investment income (loss)              1.01%                    .59%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                    116%                     30%
-------------------------------------------------------------------------------
Total return(f)                           3.07%                   8.27%(g)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                  $6.61          $5.69          $5.45          $5.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .06            .03            .02            .01
Net gains (losses) (both realized
 and unrealized)                           .33            .91            .24            .45
-------------------------------------------------------------------------------
Total from investment operations           .39            .94            .26            .46
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.07)          (.02)          (.02)          (.01)
-------------------------------------------------------------------------------
Net asset value, end of period           $6.93          $6.61          $5.69          $5.45
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $612           $392           $261           $223
-------------------------------------------------------------------------------
Total expenses(c),(d)                     .91%           .92%           .85%           .99%
-------------------------------------------------------------------------------
Net investment income (loss)             1.04%           .42%           .27%           .20%
-------------------------------------------------------------------------------
Portfolio turnover rate                   156%           154%           192%           199%
-------------------------------------------------------------------------------
Total return(f)                          5.79%         16.74%          4.64%          9.29%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - High Yield Bond Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                   $6.85                   $6.68
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .50                     .16
Net gains (losses) (both realized
 and unrealized)                           (.37)                    .19
-------------------------------------------------------------------------------
Total from investment operations            .13                     .35
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.50)                   (.18)
-------------------------------------------------------------------------------
Net asset value, end of period            $6.48                   $6.85
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,032                  $1,216
-------------------------------------------------------------------------------
Total expenses(c),(d)                      .87%                    .88%(e)
-------------------------------------------------------------------------------
Net investment income (loss)              7.38%                   7.35%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                     84%                     29%
-------------------------------------------------------------------------------
Total return(f)                           1.86%                   5.43%(g)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                  $6.76          $6.60          $6.22          $5.66
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .47            .44            .47            .48
Net gains (losses) (both realized
 and unrealized)                          (.09)           .16            .38            .54
-------------------------------------------------------------------------------
Total from investment operations           .38            .60            .85           1.02
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.46)          (.44)          (.47)          (.46)
-------------------------------------------------------------------------------
Net asset value, end of period           $6.68          $6.76          $6.60          $6.22
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,192         $1,246         $1,130           $843
-------------------------------------------------------------------------------
Total expenses(c),(d)                     .87%           .83%           .82%           .83%
-------------------------------------------------------------------------------
Net investment income (loss)             7.02%          6.58%          7.30%          8.31%
-------------------------------------------------------------------------------
Portfolio turnover rate                   106%           106%           139%           141%
-------------------------------------------------------------------------------
Total return(f)                          5.76%          9.31%         14.03%         18.81%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  147

RiverSource VP - Income Opportunities Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                  $10.32                  $10.08
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .70                     .22
Net gains (losses) (both realized
 and unrealized)                           (.44)                    .24
-------------------------------------------------------------------------------
Total from investment operations            .26                     .46
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.68)                   (.22)
Distributions from realized gains          (.02)                     --
Tax return of capital                      (.02)                     --
-------------------------------------------------------------------------------
Total distributions                        (.72)                   (.22)
-------------------------------------------------------------------------------
Net asset value, end of period            $9.86                  $10.32
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $736                    $409
-------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .91%                    .90%(f)
-------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)               .91%                    .90%(f)
-------------------------------------------------------------------------------
Net investment income (loss)              6.89%                   6.72%(f)
-------------------------------------------------------------------------------
Portfolio turnover rate                     98%                     29%
-------------------------------------------------------------------------------
Total return(h)                           2.65%                   4.66%(i)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                               YEAR ENDED AUG. 31,
                                       2006              2005        2004(C)
Net asset value, beginning of
 period                                 $10.39         $10.29          $9.93
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .64            .59            .15
Net gains (losses) (both realized
 and unrealized)                          (.26)           .18            .36
-------------------------------------------------------------------------------
Total from investment operations           .38            .77            .51
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.64)          (.59)          (.15)
Distributions from realized gains         (.05)          (.08)            --
Tax return of capital                       --             --             --
-------------------------------------------------------------------------------
Total distributions                       (.69)          (.67)          (.15)
-------------------------------------------------------------------------------
Net asset value, end of period          $10.08         $10.39         $10.29
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $259            $45            $16
-------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              .96%          1.03%          1.55%(f)
-------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              .96%           .99%(g)        .99%(f),(g)
-------------------------------------------------------------------------------
Net investment income (loss)             6.39%          5.69%          6.03%(f)
-------------------------------------------------------------------------------
Portfolio turnover rate                    87%            93%            36%
-------------------------------------------------------------------------------
Total return(h)                          3.76%          7.73%          5.17%(i)
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

--------------------------------------------------------------------------------

 148 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource VP - International Opportunity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                  $13.19                  $12.24
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .13                     .02
Net gains (losses) (both realized
 and unrealized)                           1.53                    1.04
-------------------------------------------------------------------------------
Total from investment operations           1.66                    1.06
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.14)                   (.10)
Tax return of capital                        --                    (.01)
-------------------------------------------------------------------------------
Total distributions                        (.14)                   (.11)
-------------------------------------------------------------------------------
Net asset value, end of period           $14.71                  $13.19
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1,195                  $1,311
-------------------------------------------------------------------------------
Total expenses(c),(d)                     1.01%                   1.08%(e)
-------------------------------------------------------------------------------
Net investment income (loss)               .94%                    .55%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                     94%                     20%
-------------------------------------------------------------------------------
Total return(f)                          12.68%                   8.72%(g)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                 $10.02          $8.23          $7.19          $7.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .12            .11            .08            .08
Net gains (losses) (both realized
 and unrealized)                          2.27           1.80           1.05            .16
-------------------------------------------------------------------------------
Total from investment operations          2.39           1.91           1.13            .24
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.17)          (.12)          (.09)          (.05)
Tax return of capital                       --             --             --             --
-------------------------------------------------------------------------------
Total distributions                       (.17)          (.12)          (.09)          (.05)
-------------------------------------------------------------------------------
Net asset value, end of period          $12.24         $10.02          $8.23          $7.19
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $1,266         $1,184           $974           $738
-------------------------------------------------------------------------------
Total expenses(c),(d)                    1.12%          1.04%           .98%          1.06%
-------------------------------------------------------------------------------
Net investment income (loss)             1.04%          1.19%           .99%          1.19%
-------------------------------------------------------------------------------
Portfolio turnover rate                    74%            90%           142%           102%
-------------------------------------------------------------------------------
Total return(f)                         23.82%         23.29%         15.77%          3.48%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Large Cap Equity Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                  $25.04                  $22.91
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .35                     .09
Net gains (losses) (both realized
 and unrealized)                            .39                    2.10
-------------------------------------------------------------------------------
Total from investment operations            .74                    2.19
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.34)                   (.06)
Distributions from realized gains          (.17)                     --
-------------------------------------------------------------------------------
Total distributions                        (.51)                   (.06)
-------------------------------------------------------------------------------
Net asset value, end of period           $25.27                  $25.04
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $3,023                  $3,737
-------------------------------------------------------------------------------
Total expenses(c),(d)                      .86%                    .83%(e)
-------------------------------------------------------------------------------
Net investment income (loss)              1.29%                   1.16%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                     66%                     21%
-------------------------------------------------------------------------------
Total return(f)                           2.93%                   9.59%(g)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                 $21.48         $19.32         $18.04         $16.48
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .29            .24            .14            .10
Net gains (losses) (both realized
 and unrealized)                          1.43           2.15           1.28           1.56
-------------------------------------------------------------------------------
Total from investment operations          1.72           2.39           1.42           1.66
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.29)          (.23)          (.14)          (.10)
Distributions from realized gains           --             --             --             --
-------------------------------------------------------------------------------
Total distributions                       (.29)          (.23)          (.14)          (.10)
-------------------------------------------------------------------------------
Net asset value, end of period          $22.91         $21.48         $19.32         $18.04
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $3,733         $2,510         $2,535         $1,982
-------------------------------------------------------------------------------
Total expenses(c),(d)                     .82%           .80%           .85%           .85%
-------------------------------------------------------------------------------
Net investment income (loss)             1.30%          1.13%           .72%           .62%
-------------------------------------------------------------------------------
Portfolio turnover rate                    85%           132%           114%           115%
-------------------------------------------------------------------------------
Total return(f)                          8.02%         12.42%          7.87%         10.16%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  149

RiverSource VP - Large Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,                YEAR ENDED AUG. 31,
                                     DEC. 31, 2007               2006(B)               2006              2005        2004(C)
Net asset value, beginning of
 period                                  $12.23                  $11.71                 $10.99         $10.00          $9.99
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .17                     .05                    .17            .14            .05
Net gains (losses) (both realized
 and unrealized)                           (.22)                   1.13                    .98           1.06            .02
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations           (.05)                   1.18                   1.15           1.20            .07
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.17)                   (.05)                  (.17)          (.14)          (.06)
Distributions from realized gains          (.89)                   (.61)                  (.26)          (.07)            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.06)                   (.66)                  (.43)          (.21)          (.06)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.12                  $12.23                 $11.71         $10.99         $10.00
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $22                     $25                    $21            $15             $7
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.08%                   1.23%(f)               1.20%          2.55%          2.85%
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.04%                   1.05%(f)               1.02%          1.05%          1.05%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.35%                   1.33%(f)               1.55%          1.37%          1.03%(f)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     39%                     13%                    49%            52%            24%
----------------------------------------------------------------------------------------------------------------------------
Total return(h)                           (.46%)                 10.15%(i)              10.75%         12.04%           .69%(i)
----------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

--------------------------------------------------------------------------------

 150 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource VP - Mid Cap Growth Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                  $11.42                  $10.96
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)                    .03
Net gains (losses) (both realized
 and unrealized)                           1.58                     .91
-------------------------------------------------------------------------------
Total from investment operations           1.56                     .94
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.01)                   (.03)
Distributions from realized gains          (.12)                   (.45)
-------------------------------------------------------------------------------
Total distributions                        (.13)                   (.48)
-------------------------------------------------------------------------------
Net asset value, end of period           $12.85                  $11.42
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $593                    $690
-------------------------------------------------------------------------------
Total expenses(c),(d)                      .86%                    .88%(e)
-------------------------------------------------------------------------------
Net investment income (loss)              (.12%)                   .70%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                     93%                     24%
-------------------------------------------------------------------------------
Total return(f)                          13.74%                   8.54%(g)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                 $12.43         $10.11         $10.09          $8.54
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              (.01)          (.04)          (.05)          (.05)
Net gains (losses) (both realized
 and unrealized)                          (.44)          2.36            .07           1.60
-------------------------------------------------------------------------------
Total from investment operations          (.45)          2.32            .02           1.55
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     --             --             --             --
Distributions from realized gains        (1.02)            --             --             --
-------------------------------------------------------------------------------
Total distributions                      (1.02)            --             --             --
-------------------------------------------------------------------------------
Net asset value, end of period          $10.96         $12.43         $10.11         $10.09
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $709           $255           $225           $170
-------------------------------------------------------------------------------
Total expenses(c),(d)                     .92%           .82%           .85%          1.06%
-------------------------------------------------------------------------------
Net investment income (loss)             (.14%)         (.32%)         (.49%)         (.71%)
-------------------------------------------------------------------------------
Portfolio turnover rate                    43%            34%            25%            19%
-------------------------------------------------------------------------------
Total return(f)                         (4.43%)        23.03%           .13%         18.20%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  151

RiverSource VP - Mid Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,        YEAR ENDED AUG. 31,
                                     DEC. 31, 2007               2006(B)               2006           2005(C)
Net asset value, beginning of
 period                                  $13.49                  $12.65                 $11.42         $10.15
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10                     .05                    .09            .01
Net gains (losses) (both realized
 and unrealized)                           1.29                     .98                   1.27           1.28
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations           1.39                    1.03                   1.36           1.29
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.11)                   (.05)                  (.09)          (.02)
Distributions from realized gain           (.17)                   (.14)                  (.04)            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.28)                   (.19)                  (.13)          (.02)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $14.60                  $13.49                 $12.65         $11.42
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $355                    $370                   $228             $7
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              1.03%                   1.07%(f)               1.44%          2.97%(f)
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)              1.03%                   1.07%(f)               1.11%(g)       1.08%(f),(g)
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               .72%                   1.23%(f)               1.02%           .62%(f)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     77%                      4%                    60%             7%
----------------------------------------------------------------------------------------------------------------------------
Total return(h)                          10.35%                   8.07%(i)              11.93%         12.70%(i)
----------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from May 2, 2005 (date the Fund became available) to Aug. 31, 2005.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

--------------------------------------------------------------------------------

 152 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                   $9.59                   $8.85
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .15                     .04
Net gains (losses) (both realized
 and unrealized)                            .33                     .77
-------------------------------------------------------------------------------
Total from investment operations            .48                     .81
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.17)                   (.03)
Distributions from realized gains          (.07)                   (.04)
-------------------------------------------------------------------------------
Total distributions                        (.24)                   (.07)
-------------------------------------------------------------------------------
Net asset value, end of period            $9.83                   $9.59
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $380                    $392
-------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .52%                    .51%(e)
-------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)           .50%                    .50%(e)
-------------------------------------------------------------------------------
Net investment income (loss)              1.48%                   1.44%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                      4%                      2%
-------------------------------------------------------------------------------
Total return(g)                           5.01%                   9.27%(h)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                  $8.30          $7.54          $6.88          $6.24
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .13            .13            .09            .08
Net gains (losses) (both realized
 and unrealized)                           .57            .76            .66            .64
-------------------------------------------------------------------------------
Total from investment operations           .70            .89            .75            .72
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.13)          (.13)          (.09)          (.08)
Distributions from realized gains         (.02)            --             --             --
-------------------------------------------------------------------------------
Total distributions                       (.15)          (.13)          (.09)          (.08)
-------------------------------------------------------------------------------
Net asset value, end of period           $8.85          $8.30          $7.54          $6.88
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $367           $367           $283           $171
-------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              .53%           .56%           .57%           .64%
-------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(f)          .50%           .50%           .49%           .50%
-------------------------------------------------------------------------------
Net investment income (loss)             1.46%          1.65%          1.21%          1.31%
-------------------------------------------------------------------------------
Portfolio turnover rate                     6%             5%            --%             5%
-------------------------------------------------------------------------------
Total return(g)                          8.38%(i)      11.98%         10.84%         11.51%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds). The ratio of net expenses after expense waiver/reimbursement to average net assets prior to rounding was 0.495% for the year ended Dec. 31, 2007.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.
(i) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  153

RiverSource VP - Select Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,                YEAR ENDED AUG. 31,
                                     DEC. 31, 2007               2006(B)               2006              2005        2004(C)
Net asset value, beginning of
 period                                  $11.37                  $11.72                 $11.45          $9.95          $9.98
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .11                     .04                    .25            .05            .02
Net gains (losses) (both realized
 and unrealized)                            .59                     .79                    .44           1.55           (.03)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            .70                     .83                    .69           1.60           (.01)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.13)                   (.03)                  (.25)          (.05)          (.02)
Distributions from realized gains         (1.25)                  (1.15)                  (.17)          (.05)            --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.38)                  (1.18)                  (.42)          (.10)          (.02)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.69                  $11.37                 $11.72         $11.45          $9.95
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $27                     $28                    $27            $23             $9
----------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)              2.09%                   1.22%(f)               1.19%          1.17%          1.97%(f)
----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)          1.05%                   1.09%(f)               1.08%          1.15%          1.15%(f)
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               .88%                    .95%(f)               2.19%           .45%           .50%(f)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     93%                    112%                    35%            31%            13%
----------------------------------------------------------------------------------------------------------------------------
Total return(h)                           6.03%                   7.13%(i)               6.17%         16.18%          (.11%)(i)
----------------------------------------------------------------------------------------------------------------------------


(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(i)  Not annualized.

--------------------------------------------------------------------------------

 154 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,                YEAR ENDED AUG. 31,
                                     DEC. 31, 2007               2006(B)               2006              2005           2004
Net asset value, beginning of
 period                                  $10.13                  $10.11                 $10.21         $10.34         $10.46
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .42                     .13                    .36            .27            .25
Net gains (losses) (both realized
 and unrealized)                            .10                     .02                   (.10)          (.13)          (.07)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            .52                     .15                    .26            .14            .18
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.42)                   (.13)                  (.36)          (.27)          (.25)
Distributions from realized gains            --                      --                     --             --           (.05)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.42)                   (.13)                  (.36)          (.27)          (.30)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.23                  $10.13                 $10.11         $10.21         $10.34
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $483                    $457                   $463           $484           $506
----------------------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                      .79%                    .77%(e)                .82%           .83%           .82%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.17%                   3.97%(e)               3.55%          2.67%          2.36%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    213%                     58%                   236%           171%           135%
----------------------------------------------------------------------------------------------------------------------------
Total return(f)                           5.33%                   1.55%(g)               2.61%          1.43%          1.70%
----------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

RiverSource VP - Small Cap Advantage Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                       YEAR ENDED         PERIOD ENDED DEC. 31,
                                     DEC. 31, 2007               2006(B)
Net asset value, beginning of
 period                                  $13.03                  $13.80
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .01                     .01
Net gains (losses) (both realized
 and unrealized)                           (.52)                   1.11
-------------------------------------------------------------------------------
Total from investment operations           (.51)                   1.12
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.02)                   (.01)
Distributions from realized gains          (.70)                  (1.88)
-------------------------------------------------------------------------------
Total distributions                        (.72)                  (1.89)
-------------------------------------------------------------------------------
Net asset value, end of period           $11.80                  $13.03
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $161                    $220
-------------------------------------------------------------------------------
Total expenses(c),(d)                     1.01%                   1.08%(e)
-------------------------------------------------------------------------------
Net investment income (loss)               .06%                    .22%(e)
-------------------------------------------------------------------------------
Portfolio turnover rate                    150%                     74%
-------------------------------------------------------------------------------
Total return(f)                          (4.19%)                  8.14%(g)
-------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                 $15.11         $12.64         $11.25          $8.79
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                --           (.04)          (.05)          (.02)
Net gains (losses) (both realized
 and unrealized)                           .61           3.14           1.44           2.48
-------------------------------------------------------------------------------
Total from investment operations           .61           3.10           1.39           2.46
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                     --             --             --             --
Distributions from realized gains        (1.92)          (.63)            --             --
-------------------------------------------------------------------------------
Total distributions                      (1.92)          (.63)            --             --
-------------------------------------------------------------------------------
Net asset value, end of period          $13.80         $15.11         $12.64         $11.25
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $218           $235           $184           $102
-------------------------------------------------------------------------------
Total expenses(c),(d)                    1.06%          1.07%          1.10%          1.19%
-------------------------------------------------------------------------------
Net investment income (loss)             (.02%)         (.28%)         (.42%)         (.20%)
-------------------------------------------------------------------------------
Portfolio turnover rate                   132%           112%           104%           124%
-------------------------------------------------------------------------------
Total return(f)                          4.40%         24.88%         12.40%         27.96%
-------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it may invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(g)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT  155

RiverSource VP - Small Cap Value Fund

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                     YEAR ENDED        PERIOD ENDED DEC. 31,
                                    DEC. 31, 2007             2006(B)
Net asset value, beginning of
 period                                $14.89                 $15.06
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .11                    .02
Net gains (losses) (both realized
 and unrealized)                         (.81)                  1.46
----------------------------------------------------------------------------
Total from investment operations         (.70)                  1.48
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.12)                  (.02)
Distributions from realized gains        (.44)                 (1.63)
----------------------------------------------------------------------------
Total distributions                      (.56)                 (1.65)
----------------------------------------------------------------------------
Net asset value, end of period         $13.63                 $14.89
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $1,024                   $619
----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            1.28%                  1.32%(e)
----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)            1.23%(f)               1.26%(e),(f)
----------------------------------------------------------------------------
Net investment income (loss)             .73%                   .48%(e)
----------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                   58%                    23%
----------------------------------------------------------------------------
Total return(g)                        (4.90%)                 9.99%(h)
----------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGE  PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR ENDED AUG. 31,
                                       2006              2005           2004           2003
Net asset value, beginning of
 period                                 $14.46         $13.10         $11.39          $9.52
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .06            .02           (.02)          (.03)
Net gains (losses) (both realized
 and unrealized)                          1.61           2.53           1.92           1.95
----------------------------------------------------------------------------
Total from investment operations          1.67           2.55           1.90           1.92
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   (.06)          (.01)            --           (.01)
Distributions from realized gains        (1.01)         (1.18)          (.19)          (.04)
----------------------------------------------------------------------------
Total distributions                      (1.07)         (1.19)          (.19)          (.05)
----------------------------------------------------------------------------
Net asset value, end of period          $15.06         $14.46         $13.10         $11.39
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $549           $412           $229           $134
----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)             1.28%          1.28%          1.27%          1.55%
----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)             1.24%(f)       1.28%          1.27%          1.55%
----------------------------------------------------------------------------
Net investment income (loss)              .41%           .12%          (.20%)         (.43%)
----------------------------------------------------------------------------
Portfolio turnover rate (excluding
 short-term securities)                   102%            65%            84%            87%
----------------------------------------------------------------------------
Total return(g)                         12.28%         20.02%         16.78%         20.24%
----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Sept. 1, 2006 to Dec. 31, 2006.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of the expenses that apply to the variable accounts or any contract charges.
(h)  Not annualized.

--------------------------------------------------------------------------------

 156 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Balanced Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (62.1%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (3.2%)
Boeing                                                93,651              $8,190,716
DRS Technologies                                      35,285               1,914,917
General Dynamics                                      32,934               2,930,797
Goodrich                                             102,526               7,239,361
Honeywell Intl                                       203,106              12,505,235
L-3 Communications Holdings                           38,804               4,110,896
Lockheed Martin                                       76,006               8,000,392
Northrop Grumman                                      59,762               4,699,684
United Technologies                                   70,963               5,431,508
                                                                     ---------------
Total                                                                     55,023,506
------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
BMW                                                   20,388(c)            1,274,090
Fiat                                                  45,422(c)            1,166,898
                                                                     ---------------
Total                                                                      2,440,988
------------------------------------------------------------------------------------

BEVERAGES (1.0%)
Coca-Cola                                            124,311               7,628,966
Molson Coors Brewing Cl B                             76,686               3,958,531
PepsiCo                                               68,691               5,213,647
                                                                     ---------------
Total                                                                     16,801,144
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                                 23,400(b)            1,086,696
Genentech                                             24,871(b)            1,668,098
                                                                     ---------------
Total                                                                      2,754,794
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco                                                128,768               2,782,676
------------------------------------------------------------------------------------

CAPITAL MARKETS (2.7%)
Apollo Mgmt LP                                       128,500(b,d,h)        2,827,000
Bank of New York Mellon                              145,997               7,118,814
Franklin Resources                                     9,679               1,107,568
Goldman Sachs Group                                   12,738               2,739,307
KKR Private Equity Investors LP Unit                  88,284               1,604,246
Lehman Brothers Holdings                              81,575               5,338,268
Merrill Lynch & Co                                   170,776               9,167,256
Morgan Stanley                                       180,159               9,568,244
Oaktree Capital Group LLC Cl A Unit                   58,000(d,h)          1,899,500
State Street                                          28,601               2,322,401
T Rowe Price Group                                    38,843               2,364,762
                                                                     ---------------
Total                                                                     46,057,366
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CHEMICALS (0.9%)
Ashland                                               19,099                $905,866
Dow Chemical                                         211,103               8,321,680
Eastman Chemical                                      37,635               2,299,122
EI du Pont de Nemours & Co                            98,763               4,354,461
                                                                     ---------------
Total                                                                     15,881,129
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
Fifth Third Bancorp                                   32,960                 828,285
PNC Financial Services Group                          61,797               4,056,973
US Bancorp                                            92,972               2,950,931
Wachovia                                             214,577               8,160,363
Wells Fargo & Co                                     181,282               5,472,904
                                                                     ---------------
Total                                                                     21,469,456
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                        19,198(t)            1,020,182
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems                                        195,858(b)            5,301,877
Motorola                                             216,159               3,467,190
Nokia ADR                                             68,836(c)            2,642,614
QUALCOMM                                              58,921               2,318,541
Telefonaktiebolaget LM Ericsson ADR                  131,066(c)            3,060,391
                                                                     ---------------
Total                                                                     16,790,613
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.3%)
Dell                                                  53,367(b)            1,308,025
Hewlett-Packard                                      209,081              10,554,409
IBM                                                   95,532              10,327,009
SanDisk                                               25,252(b)              837,609
                                                                     ---------------
Total                                                                     23,027,052
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                 13,156               1,917,092
KBR                                                   54,260(b,t)          2,105,288
                                                                     ---------------
Total                                                                      4,022,380
------------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                     128,140               6,665,843
Capital One Financial                                181,150               8,561,149
Discover Financial Services                           90,792               1,369,143
                                                                     ---------------
Total                                                                     16,596,135
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Temple-Inland                                         22,143                 461,682
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America                                      919,973             $37,958,085
Citigroup                                            757,595(t)           22,303,597
Guaranty Financial Group                               7,381(b)              118,096
JPMorgan Chase & Co                                  472,238              20,613,189
                                                                     ---------------
Total                                                                     80,992,967
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
AT&T                                                 799,817              33,240,395
Citizens Communications                              112,459               1,431,603
Deutsche Telekom                                     140,153(c)            3,081,352
Verizon Communications                               559,905              24,462,249
Windstream                                           109,452               1,425,065
                                                                     ---------------
Total                                                                     63,640,664
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Entergy                                               75,507               9,024,597
Exelon                                               127,941              10,445,102
FPL Group                                             31,096               2,107,687
Pinnacle West Capital                                 26,158               1,109,361
PPL                                                   63,268               3,295,630
Southern                                             230,065               8,915,019
                                                                     ---------------
Total                                                                     34,897,396
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                      94,350               5,345,871
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                      49,572               1,840,608
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Halliburton                                           72,972               2,766,369
Natl Oilwell Varco                                    41,391(b)            3,040,583
Pride Intl                                            48,324(b)            1,638,184
Transocean                                            25,766(b)            3,688,402
Weatherford Intl                                      45,409(b)            3,115,057
                                                                     ---------------
Total                                                                     14,248,595
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
CVS Caremark                                         113,995               4,531,301
Safeway                                               19,074                 652,522
Wal-Mart Stores                                      137,422               6,531,667
                                                                     ---------------
Total                                                                     11,715,490
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Campbell Soup                                         69,650               2,488,595
General Mills                                         47,746               2,721,522
Kellogg                                              107,259               5,623,589
Kraft Foods Cl A                                     138,683               4,525,226
                                                                     ---------------
Total                                                                     15,358,932
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  157

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

GAS UTILITIES (0.2%)
ONEOK                                                 74,049              $3,315,174
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Boston Scientific                                    512,565(b)            5,961,131
Covidien                                              49,572               2,195,544
                                                                     ---------------
Total                                                                      8,156,675
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
Aetna                                                 84,174               4,859,365
Cardinal Health                                       45,330               2,617,808
CIGNA                                                 68,009               3,654,124
McKesson                                              27,228               1,783,706
UnitedHealth Group                                    45,842               2,668,004
                                                                     ---------------
Total                                                                     15,583,007
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Darden Restaurants                                    30,895                 856,100
Intl Game Technology                                  70,687               3,105,280
Marriott Intl Cl A                                    60,471               2,066,899
McDonald's                                            57,188               3,368,945
Pinnacle Entertainment                                54,877(b)            1,292,902
Yum! Brands                                           37,267               1,426,208
                                                                     ---------------
Total                                                                     12,116,334
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.7%)
Centex                                                95,887               2,422,106
DR Horton                                            266,033               3,503,654
Harman Intl Inds                                      22,114               1,630,023
Hovnanian Enterprises Cl A                           236,618(b,p)          1,696,551
KB HOME                                               70,792               1,529,107
Lennar Cl A                                           52,277                 935,236
Standard-Pacific                                      91,422(p)              306,264
                                                                     ---------------
Total                                                                     12,022,941
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                                     80,943               6,310,316
Procter & Gamble                                     107,338               7,880,756
                                                                     ---------------
Total                                                                     14,191,072
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.6%)
3M                                                    22,796               1,922,159
General Electric                                     609,319              22,587,455
Tyco Intl                                             65,829(c)            2,610,120
                                                                     ---------------
Total                                                                     27,119,734
------------------------------------------------------------------------------------

INSURANCE (4.9%)
ACE                                                  182,240(c)           11,258,787
AFLAC                                                138,551               8,677,449
Ambac Financial Group                                 69,232(p)            1,784,109
American Intl Group                                  405,884              23,663,038
Arch Capital Group                                    22,705(b,c)          1,597,297
Assured Guaranty                                      43,374(c)            1,151,146
Chubb                                                 74,482               4,065,228
Endurance Specialty Holdings                          38,003(c)            1,585,865

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Hartford Financial Services Group                    138,369             $12,064,393
MBIA                                                  88,457(p)            1,647,954
MetLife                                               60,970               3,756,971
Prudential Financial                                 142,714              13,278,111
XL Capital Cl A                                       28,798(c)            1,448,827
                                                                     ---------------
Total                                                                     85,979,175
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Liberty Media - Interactive Cl A                      85,841(b,j)          1,637,846
------------------------------------------------------------------------------------

IT SERVICES (0.4%)
Affiliated Computer Services Cl A                     53,813(b)            2,426,966
Automatic Data Processing                             64,726               2,882,249
Electronic Data Systems                               67,444               1,398,114
HCL Technologies                                      84,699(c)              699,349
                                                                     ---------------
Total                                                                      7,406,678
------------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                           47,287               3,431,145
Deere & Co                                            90,385               8,416,652
Flowserve                                             39,762               3,825,104
Ingersoll-Rand Cl A                                   23,243(c)            1,080,102
ITT                                                   18,778               1,240,099
Parker Hannifin                                       72,303               5,445,139
                                                                     ---------------
Total                                                                     23,438,241
------------------------------------------------------------------------------------

MEDIA (3.0%)
Comcast Cl A                                         203,067(b)            3,708,003
Comcast Special Cl A                                 116,175(b)            2,105,091
EchoStar Communications Cl A                          29,113(b)            1,098,142
News Corp Cl A                                       512,447              10,500,039
Time Warner                                          643,776              10,628,742
Viacom Cl B                                           95,060(b)            4,175,035
Virgin Media                                         396,994               6,804,477
Vivendi                                              146,036(c)            6,693,260
Walt Disney                                          199,364               6,435,470
                                                                     ---------------
Total                                                                     52,148,259
------------------------------------------------------------------------------------

METALS & MINING (0.2%)
Alcoa                                                114,022               4,167,504
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
JC Penney                                            123,247               5,421,636
Target                                                49,519               2,475,950
                                                                     ---------------
Total                                                                      7,897,586
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Dominion Resources                                   104,396               4,953,590
Xcel Energy                                          159,391               3,597,455
                                                                     ---------------
Total                                                                      8,551,045
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.9%)
Anadarko Petroleum                                    24,428               1,604,675
BP ADR                                                91,869(c)            6,722,055

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Chesapeake Energy                                     36,191              $1,418,687
Chevron                                              349,524              32,621,075
ConocoPhillips                                       274,831              24,267,577
Devon Energy                                          59,079               5,252,714
Exxon Mobil                                          692,915              64,919,206
Marathon Oil                                          53,866               3,278,285
Royal Dutch Shell ADR                                 30,899(c)            2,601,696
Total                                                132,314(c)           10,936,536
Valero Energy                                          8,933                 625,578
XTO Energy                                            26,510               1,361,554
                                                                     ---------------
Total                                                                    155,609,638
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
AbitibiBowater                                        92,000(c,p)          1,896,120
Crown Paper Escrow                                 1,000,000(b)                    1
Intl Paper                                           114,337               3,702,232
Weyerhaeuser                                          53,879               3,973,038
                                                                     ---------------
Total                                                                      9,571,391
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                        147,297               5,822,651
Herbalife                                             29,362(c)            1,182,701
                                                                     ---------------
Total                                                                      7,005,352
------------------------------------------------------------------------------------

PHARMACEUTICALS (4.0%)
Bristol-Myers Squibb                                 367,343               9,741,936
Eli Lilly & Co                                        22,718               1,212,914
Johnson & Johnson                                     82,348               5,492,612
Merck & Co                                           188,837              10,973,318
Novartis ADR                                          44,253(c)            2,403,380
Pfizer                                             1,267,264              28,804,912
Schering-Plough                                      175,346               4,671,217
Wyeth                                                123,279               5,447,699
                                                                     ---------------
Total                                                                     68,747,988
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Annaly Capital Management                             96,662               1,757,316
Apartment Investment & Management Cl A                47,917               1,664,157
                                                                     ---------------
Total                                                                      3,421,473
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forestar Real Estate Group                             7,381(b)              174,118
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Atmel                                                648,215(b)            2,800,289
Cypress Semiconductor                                 71,804(b)            2,587,098
Intel                                                264,300               7,046,238
LSI                                                  255,344(b)            1,355,877
Spansion Cl A                                        494,667(b)            1,944,041
Texas Instruments                                     22,757                 760,084
United Microelectronics ADR                           59,368(c)              205,413
                                                                     ---------------
Total                                                                     16,699,040
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 158 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SOFTWARE (0.8%)
ACI Worldwide                                         20,877(b)             $397,498
BEA Systems                                          109,688(b)            1,730,877
Microsoft                                            247,005               8,793,378
Oracle                                               116,307(b)            2,626,212
Quest Software                                        41,601(b)              767,122
                                                                     ---------------
Total                                                                     14,315,087
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Circuit City Stores                                   76,098                 319,612
Gap                                                   69,427               1,477,407
Home Depot                                            84,818               2,284,997
Limited Brands                                        48,127(t)              911,044
Lowe's Companies                                     201,123               4,549,401
Penske Automotive Group                               30,358                 530,051
TJX Companies                                         77,405               2,223,846
                                                                     ---------------
Total                                                                     12,296,358
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.3%)
Countrywide Financial                                851,557(p)            7,612,920
Fannie Mae                                           165,025               6,597,700
Freddie Mac                                          227,255               7,742,577
                                                                     ---------------
Total                                                                     21,953,197
------------------------------------------------------------------------------------

TOBACCO (0.9%)
Altria Group                                         216,737              16,380,982
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Sprint Nextel                                        461,011               6,053,074
Vodafone Group ADR                                   156,003(c)            5,822,032
                                                                     ---------------
Total                                                                     11,875,106
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $931,306,013)                                                  $1,074,950,627
------------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (--%)
ISSUER                                            SHARES                    VALUE(A)
MEDIA NON CABLE
ION Media Networks
 Series B                                                 --(b)                  $63
------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $49)                                                                      $63
------------------------------------------------------------------------------------

BONDS (37.3%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOREIGN AGENCIES (--%)(c)
Pemex Project Funding Master Trust
  03-01-18                             5.75%        $245,000(d)            $244,388
  06-15-35                             6.63          384,000                404,749
                                                                    ---------------
Total                                                                       649,137
-----------------------------------------------------------------------------------

FOREIGN LOCAL GOVERNMENT (--%)(c)
Russian Federation
  03-31-30                             7.50          209,880(d)             238,739
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

SOVEREIGN (0.2%)(c)
Republic of Argentina
  09-12-13                             7.00%        $442,000               $387,854
Republic of Colombia
  01-27-17                             7.38          162,000                175,365
  09-18-37                             7.38          245,000                272,563
Republic of Indonesia
  10-12-35                             8.50          135,000(d)             157,781
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                            10.25    3,307,000,000                342,519
Republic of Philippines
  01-14-31                             7.75          222,000                256,133
Republic of Turkey
  09-26-16                             7.00          100,000                105,750
  04-03-18                             6.75          309,000                317,111
  03-17-36                             6.88          170,000                167,025
Republic of Uruguay
  05-17-17                             9.25          146,000                175,930
Republic of Venezuela
  10-08-14                             8.50          154,000                148,610
  02-26-16                             5.75          154,000                123,970
                                                                    ---------------
Total                                                                     2,630,611
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (3.6%)
Federal Farm Credit Bank
  10-17-12                             4.50        4,040,000              4,134,932
Federal Home Loan Bank
  10-10-12                             4.63        6,945,000              7,141,544
Federal Home Loan Mtge Corp
  04-16-37                             6.00       10,455,000             10,761,718
Federal Natl Mtge Assn
  05-18-12                             4.88        9,510,000              9,869,098
  11-19-12                             4.75        8,140,000              8,423,809
  01-15-30                             7.13        1,845,000              2,391,618
  07-15-37                             5.63        3,425,000              3,810,689
U.S. Treasury
  11-15-17                             4.25          345,000                351,011
  02-15-26                             6.00          480,000                568,050
  02-15-37                             4.75          965,000              1,009,932
U.S. Treasury Inflation-Indexed Bond
  01-15-14                             2.00       12,765,490(i)          13,186,175
                                                                    ---------------
Total                                                                    61,648,576
-----------------------------------------------------------------------------------

ASSET-BACKED (1.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                             5.14        2,325,000(d,l)         2,309,737
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                             6.15        1,025,000(d)           1,026,587
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                             5.75          550,000                561,721
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
  03-10-10                             3.10        2,450,000              2,442,793

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                             5.62%      $3,925,000(n)            $214,035
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                             4.92        1,365,000              1,317,180
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                             5.69        1,150,000              1,072,261
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                             5.13          564,518(l)             533,314
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                             5.03        2,000,000(l)           1,847,812
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                             5.78        2,375,000(d,k)         2,289,011
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                             2.85          500,000(d,k)           498,855
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                             5.89        2,325,000(n)             443,387
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                             5.88        3,400,000(n)             836,366
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                             5.90        1,450,000(n)             399,040
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                             5.57        1,220,000              1,224,514
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                             6.31          340,000                100,968
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                             6.66          225,000                 50,147
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                             7.01          325,000                 64,133
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                             5.01        2,595,000(l)           2,538,639
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                             5.45        1,050,000(d)           1,056,825
                                                                    ---------------
Total                                                                    20,827,325
-----------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  159

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

COMMERCIAL MORTGAGE-BACKED (5.7%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                             4.87%      $1,250,000             $1,247,364
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                             5.45        2,875,000              2,857,577
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                             4.00        1,935,004              1,896,072
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                             5.47        1,525,000              1,537,322
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                             5.68        3,025,000              3,112,365
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                             4.15          549,377(d)             544,120
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                             5.43          650,000                649,675
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                             5.70        2,600,000              2,657,833
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                             5.40          775,000                777,160
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                             7.03        2,119,788              2,165,098
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                             5.56          600,000(d,l)           592,445
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                             5.82        2,850,000              2,953,493
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                             5.83        2,475,000(d,l)         2,432,940
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                             5.66        1,350,000              1,386,786
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                             5.91        1,300,000              1,336,790
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                             6.18        1,950,000              2,018,972
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                             4.60          850,000                831,489
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
  08-25-12                             4.72          284,419                283,378

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                             4.77%      $1,332,008(d)          $1,328,405
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                             5.25          600,000(d)             603,861
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                             4.88          775,000                778,744
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                             5.44        4,750,000              4,778,043
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                             4.96        1,500,000              1,510,387
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                             6.10        1,700,000(d,l)         1,556,267
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                             5.80        1,300,000              1,338,607
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                             5.80        1,050,000                873,180
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                             4.13        1,384,019              1,366,571
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                             3.97          932,650                923,124
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                             4.77        1,675,000              1,649,393
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                             4.18        1,000,000                992,409
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                             4.48        2,191,623              2,177,075
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                             5.34        2,900,000              2,863,405
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                             5.48        1,150,000              1,162,943
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                             5.49        1,800,000              1,818,414
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                             5.79        1,150,000              1,182,411
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
  02-12-51                             5.90        2,450,000              2,476,466
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                             6.20          925,000(d)             816,371

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                             5.42%      $3,650,000             $3,637,411
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                             4.85        1,000,000              1,001,513
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                             3.97        1,250,000              1,208,350
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                             4.93        1,975,000              1,946,758
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                             6.06        1,075,000              1,111,903
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                             5.37        1,100,000              1,096,991
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                             5.42        1,250,000              1,248,225
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                             5.87        1,450,000              1,487,349
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                             4.34        1,175,000              1,167,803
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                             4.59        1,250,000              1,229,400
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                             5.80          850,000                875,914
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                             6.08        1,250,000              1,304,338
TIAA Retail Commercial Trust
 Series 2007-C4 Cl A3
  08-15-39                             6.10        1,950,000              2,016,531
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                             5.08        3,700,000(d)           3,679,387
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                             4.94        1,900,000              1,840,074
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                             5.09        1,250,000              1,242,250
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                             5.56        5,675,000              5,735,143
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                             5.58          650,000                651,666
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                             5.77        2,775,000              2,838,239

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 160 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
  07-15-45                             5.73%      $1,250,000             $1,259,709
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                             5.31        2,050,000              2,040,757
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
  11-15-48                             5.34        1,050,000              1,037,464
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                             5.51          575,000                576,374
                                                                    ---------------
Total                                                                    99,710,504
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (17.0%)(f,s)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                             5.69        1,946,087(m)           1,931,706
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                             5.93        2,205,003(m)           2,221,629
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                             6.19        1,745,341(m)           1,757,019
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                             6.00        1,341,391              1,318,641
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                             4.75          944,512                930,640
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                             6.00        4,469,881              4,340,094
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                             7.25          169,624(d)             118,737
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                             5.88        1,540,214(m)           1,553,106
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                             6.25        1,136,337(m)           1,141,314
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                             5.10        1,575,000(d,m)         1,518,305

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                             6.00%      $2,978,484(m)          $2,954,932
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                             6.50        1,910,207              1,956,173
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                             7.73        1,401,129(n)             227,866
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                             4.75          894,750                881,609
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                             5.50        1,430,124              1,393,677
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                             5.50        1,444,500              1,407,760
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                             5.50        2,454,569              2,446,209
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                             7.50        1,322,867              1,354,670
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                             5.50          908,836                905,390
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                             6.00        2,214,144              2,203,500
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                             6.00        2,457,260              2,341,773
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                             6.00        1,636,250              1,620,100
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                             6.00        2,999,239              2,978,304
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                             7.00        1,592,555(d)           1,723,997

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                             5.36%      $1,548,144(m)          $1,527,771
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                             6.50        4,348,829              4,370,403
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                             6.00        2,314,563(m)           2,271,694
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                            13.12        9,909,381(n)              74,320
Federal Home Loan Mtge Corp
  01-01-38                             6.00       10,500,000(e)          10,654,244
  01-01-38                             6.50        7,500,000(e)           7,708,589
Federal Home Loan Mtge Corp #A27373
  10-01-34                             6.50          411,695                424,314
Federal Home Loan Mtge Corp #A28602
  11-01-34                             6.50        1,041,028              1,072,937
Federal Home Loan Mtge Corp #C53878
  12-01-30                             5.50        2,078,973              2,084,453
Federal Home Loan Mtge Corp #C65869
  04-01-32                             6.00        1,233,677              1,263,590
Federal Home Loan Mtge Corp #C66871
  05-01-32                             6.50        2,889,998              2,993,733
Federal Home Loan Mtge Corp #C71514
  07-01-32                             6.50          135,677                140,267
Federal Home Loan Mtge Corp #C77689
  03-01-33                             6.50          354,809                368,702
Federal Home Loan Mtge Corp #C90598
  10-01-22                             6.50          320,828                331,887
Federal Home Loan Mtge Corp #C90767
  12-01-23                             6.00        2,008,637              2,048,085
Federal Home Loan Mtge Corp #D32310
  11-01-22                             8.00           14,728                 15,624
Federal Home Loan Mtge Corp #D55755
  08-01-24                             8.00           62,308                 66,737
Federal Home Loan Mtge Corp #D96300
  10-01-23                             5.50          315,007                316,691
Federal Home Loan Mtge Corp #D96348
  10-01-23                             5.50        4,612,959              4,637,627
Federal Home Loan Mtge Corp #E01127
  02-01-17                             6.50          252,296                261,265
Federal Home Loan Mtge Corp #E01419
  05-01-18                             5.50        1,228,328              1,245,652
Federal Home Loan Mtge Corp #E81009
  07-01-15                             7.50          121,747                127,415
Federal Home Loan Mtge Corp #E89496
  04-01-17                             6.00        2,645,799              2,709,452
Federal Home Loan Mtge Corp #E98725
  08-01-18                             5.00        2,933,356              2,941,014


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  161

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E99684
  10-01-18                             5.00%      $1,500,316             $1,504,249
Federal Home Loan Mtge Corp #G01410
  04-01-32                             7.00          471,168                493,598
Federal Home Loan Mtge Corp #G01535
  04-01-33                             6.00        1,928,295              1,970,174
Federal Home Loan Mtge Corp #G01864
  01-01-34                             5.00        2,069,216              2,022,022
Federal Home Loan Mtge Corp #G02757
  06-01-36                             5.00        6,167,513              6,021,545
Federal Home Loan Mtge Corp #G30216
  04-01-22                             6.50        3,560,057              3,683,665
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                             9.58        1,553,138(n)             136,077
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                             8.64        1,094,345(n)             267,431
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                            21.35          172,299(n)               3,039
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                            31.80          718,955(n)              11,397
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
  06-15-32                            14.50        1,544,292(n,o)            92,892
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                             5.50        1,772,916              1,787,319
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                             6.50          884,318                922,641
Federal Natl Mtge Assn
  01-01-38                             5.00        3,500,000(e)           3,414,688
  01-01-38                             5.50       18,700,000(e)          18,676,624
  01-01-38                             6.00       22,500,000(e)          22,851,449
  01-01-38                             6.50        3,000,000(e)           3,083,436
  01-01-38                             7.00        5,000,000(e)           5,200,000
Federal Natl Mtge Assn #190899
  04-01-23                             8.50          140,864                149,500
Federal Natl Mtge Assn #190944
  05-01-24                             6.00          706,710                722,272
Federal Natl Mtge Assn #190988
  06-01-24                             9.00           90,337                 96,875

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #250322
  08-01-25                             7.50%         $13,638                $14,596
Federal Natl Mtge Assn #250384
  11-01-25                             7.50          164,626                176,186
Federal Natl Mtge Assn #250495
  03-01-26                             7.00          232,990                245,667
Federal Natl Mtge Assn #252381
  04-01-14                             5.50        3,023,221              3,066,531
Federal Natl Mtge Assn #254494
  08-01-22                             7.00          208,226                219,229
Federal Natl Mtge Assn #254675
  01-01-23                             6.50          314,919                325,767
Federal Natl Mtge Assn #254708
  02-01-23                             7.00          112,141                118,067
Federal Natl Mtge Assn #254916
  09-01-23                             5.50        2,126,699              2,140,048
Federal Natl Mtge Assn #304279
  02-01-25                             8.50          107,739                115,929
Federal Natl Mtge Assn #309341
  05-01-25                             8.50           26,642                 28,667
Federal Natl Mtge Assn #313049
  08-01-11                             8.50          135,046                141,458
Federal Natl Mtge Assn #323606
  03-01-29                             6.50           48,165                 49,923
Federal Natl Mtge Assn #433310
  08-01-28                             6.50          446,344                462,633
Federal Natl Mtge Assn #440730
  12-01-28                             6.00          183,399                188,218
Federal Natl Mtge Assn #505122
  07-01-29                             7.00          724,656                764,286
Federal Natl Mtge Assn #50553
  04-01-22                             8.00           83,180                 88,943
Federal Natl Mtge Assn #510587
  08-01-29                             7.00          203,138                214,247
Federal Natl Mtge Assn #540041
  02-01-29                             7.00          537,871                567,138
Federal Natl Mtge Assn #545489
  03-01-32                             6.50          188,693                195,124
Federal Natl Mtge Assn #545684
  05-01-32                             7.50          134,974                144,069
Federal Natl Mtge Assn #545885
  08-01-32                             6.50          265,968                278,684
Federal Natl Mtge Assn #555375
  04-01-33                             6.00        3,596,083              3,674,291
Federal Natl Mtge Assn #555376
  04-01-18                             4.50          797,205                784,389
Federal Natl Mtge Assn #555458
  05-01-33                             5.50        1,479,343              1,480,734
Federal Natl Mtge Assn #555528
  04-01-33                             6.00        4,498,460              4,582,981
Federal Natl Mtge Assn #555734
  07-01-23                             5.00        1,515,305              1,495,505
Federal Natl Mtge Assn #555740
  08-01-18                             4.50        2,184,249              2,156,945
Federal Natl Mtge Assn #615135
  11-01-16                             6.00          135,705                139,089

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #642346
  05-01-32                             7.00%        $801,630               $843,953
Federal Natl Mtge Assn #643381
  06-01-17                             6.00          129,623                132,879
Federal Natl Mtge Assn #645277
  05-01-32                             7.00           76,674                 80,722
Federal Natl Mtge Assn #645569
  06-01-32                             7.00          503,490                530,073
Federal Natl Mtge Assn #646446
  06-01-17                             6.50          150,726                155,921
Federal Natl Mtge Assn #650105
  08-01-17                             6.50          613,419                634,561
Federal Natl Mtge Assn #662197
  09-01-32                             6.50          347,653                359,407
Federal Natl Mtge Assn #667604
  10-01-32                             5.50          368,342                368,997
Federal Natl Mtge Assn #670387
  08-01-32                             7.00          222,357                234,506
Federal Natl Mtge Assn #670711
  10-01-32                             7.00          142,095                149,598
Federal Natl Mtge Assn #673179
  02-01-18                             6.00          325,459                333,635
Federal Natl Mtge Assn #676511
  12-01-32                             7.00          139,394                146,754
Federal Natl Mtge Assn #678397
  12-01-32                             7.00          966,967              1,018,021
Federal Natl Mtge Assn #684601
  03-01-33                             6.00        2,995,108              3,062,761
Federal Natl Mtge Assn #687736
  02-01-33                             5.50        1,132,090              1,132,929
Federal Natl Mtge Assn #687887
  03-01-33                             5.50        1,529,922              1,534,084
Federal Natl Mtge Assn #688002
  03-01-33                             5.50        1,571,371              1,575,643
Federal Natl Mtge Assn #688034
  03-01-33                             5.50        1,501,785              1,505,867
Federal Natl Mtge Assn #689093
  07-01-28                             5.50          799,117                802,495
Federal Natl Mtge Assn #694546
  03-01-33                             5.50          640,728                641,203
Federal Natl Mtge Assn #694795
  04-01-33                             5.50        3,139,448              3,147,980
Federal Natl Mtge Assn #703726
  02-01-33                             5.00        2,586,660              2,543,757
Federal Natl Mtge Assn #703818
  05-01-33                             6.00        1,509,907              1,539,498
Federal Natl Mtge Assn #710823
  05-01-33                             5.50        1,717,919              1,722,586
Federal Natl Mtge Assn #720070
  07-01-23                             5.50        2,136,186              2,149,594
Federal Natl Mtge Assn #720378
  06-01-18                             4.50        2,153,589              2,118,966
Federal Natl Mtge Assn #725284
  11-01-18                             7.00          120,035                124,994
Federal Natl Mtge Assn #725431
  08-01-15                             5.50           98,485                 99,850

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 162 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725773
  09-01-34                             5.50%      $6,601,792             $6,602,155
Federal Natl Mtge Assn #726940
  08-01-23                             5.50          249,757                252,491
Federal Natl Mtge Assn #730231
  08-01-23                             5.50        1,920,626              1,932,682
Federal Natl Mtge Assn #747642
  11-01-28                             5.50          352,995                354,487
Federal Natl Mtge Assn #753074
  12-01-28                             5.50        1,564,772              1,571,386
Federal Natl Mtge Assn #755056
  12-01-23                             5.50        1,627,081              1,637,293
Federal Natl Mtge Assn #755598
  11-01-28                             5.00          545,214                536,171
Federal Natl Mtge Assn #761031
  01-01-34                             5.00          431,908                424,231
Federal Natl Mtge Assn #765760
  02-01-19                             5.00        3,318,367              3,326,663
Federal Natl Mtge Assn #766641
  03-01-34                             5.00        1,908,080              1,863,842
Federal Natl Mtge Assn #768117
  08-01-34                             5.43          854,502(m)             869,469
Federal Natl Mtge Assn #779676
  06-01-34                             5.00        2,707,414              2,644,643
Federal Natl Mtge Assn #815264
  05-01-35                             5.22        2,741,840(m)           2,770,586
Federal Natl Mtge Assn #872916
  06-01-36                             6.50        3,330,084              3,433,330
Federal Natl Mtge Assn #886054
  07-01-36                             7.00        2,142,456              2,235,364
Federal Natl Mtge Assn #886464
  08-01-36                             6.50        2,554,294              2,625,923
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                            21.22            6,905(n)                   1
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                            12.91        3,456,371(n)             739,142
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                            10.85        1,449,631(n)             250,225
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                             6.11          705,947(n)              99,738
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                             8.59        3,736,487(n)             918,942

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                             5.66%      $4,441,978(n)          $1,092,449
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                             9.47        5,851,759(n,o)           567,152
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                             8.00          629,503                667,933
Govt Natl Mtge Assn #604708
  10-15-33                             5.50        1,551,980              1,564,106
Govt Natl Mtge Assn #619592
  09-15-33                             5.00        1,849,061              1,822,572
Govt Natl Mtge Assn #780394
  12-15-08                             7.00          137,690                138,782
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                            41.84           88,527(n)               6,310
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                             5.30        1,401,850(m)           1,347,300
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                             4.50       22,409,979(n)             108,548
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                             7.00           74,458(d)              74,318
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                             6.25          116,120(d)             114,962
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                             6.50        5,869,315              6,016,481
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                             5.00        1,412,533              1,404,591
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                             6.00        1,630,730              1,636,829

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                             5.00%      $3,201,383             $3,199,622
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                             5.00        1,573,265              1,538,465
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
  04-25-46                             6.05           35,266(d)              35,266
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                             6.00        1,508,777              1,513,294
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                             5.50        3,061,236              2,918,965
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                             7.10        8,718,686(n)              54,492
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                             4.50          168,325                162,088
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                             5.29        1,262,079(m)           1,242,915
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                             5.94        1,290,444(m)           1,288,947
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                             5.00        3,581,195              3,442,316
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                             5.50        2,976,451              2,955,059
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                             6.02        1,443,894(m)           1,445,868
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                             5.11        2,644,823(m)           2,596,930


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  163

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2007-11 Cl A68
  08-25-37                             6.00%      $3,225,904             $3,242,937
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                             6.00        1,481,367              1,450,524
                                                                    ---------------
Total                                                                   295,283,873
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
  11-01-13                             6.88          365,000                363,175
L-3 Communications
  01-15-15                             5.88          380,000                366,700
L-3 Communications
 Series B
  10-15-15                             6.38          425,000                418,625
                                                                    ---------------
Total                                                                     1,148,500
-----------------------------------------------------------------------------------

BANKING (0.9%)
Bank of America
 Sub Nts
  03-15-17                             5.30          270,000                262,542
Citigroup
 Sr Unsecured
  02-14-11                             5.13          805,000                809,498
JPMorgan Chase & Co
 Sr Nts
  01-15-18                             6.00          690,000                705,767
JPMorgan Chase Bank
 Sub Nts
  10-01-17                             6.00        2,580,000              2,623,914
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                             5.63        3,780,000              3,431,975
Popular North America
 Sr Nts
  10-01-08                             3.88        7,365,000              7,294,472
Regions Bank
 Sub Nts
  06-26-37                             6.45          530,000                499,769
                                                                    ---------------
Total                                                                    15,627,937
-----------------------------------------------------------------------------------

BROKERAGE (0.4%)
Goldman Sachs Group
 Sr Nts
  09-01-17                             6.25          265,000                275,680
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                             6.20        3,720,000              3,788,700
Merrill Lynch & Co
 Sr Unsecured
  08-28-17                             6.40          510,000                518,139

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
BROKERAGE (CONT.)
Morgan Stanley
 Sr Unsecured
  12-28-17                             5.95%      $2,495,000             $2,493,221
                                                                    ---------------
Total                                                                     7,075,740
-----------------------------------------------------------------------------------

CHEMICALS (0.1%)
NALCO
 Sr Unsecured
  11-15-11                             7.75        1,250,000              1,265,625
NewMarket
  12-15-16                             7.13          440,000                435,600
                                                                    ---------------
Total                                                                     1,701,225
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Clorox
 Sr Unsecured
  10-15-12                             5.45          605,000                610,052
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.1%)
General Electric
 Sr Unsecured
  12-06-17                             5.25        1,250,000              1,247,400
Tyco Electronics Group
  10-01-12                             6.00          325,000(c,d)           333,043
                                                                    ---------------
Total                                                                     1,580,443
-----------------------------------------------------------------------------------

ELECTRIC (1.3%)
Consumers Energy
 1st Mtge Series F
  05-15-10                             4.00          350,000                342,059
Consumers Energy
 1st Mtge Series H
  02-17-09                             4.80        3,010,000              3,002,875
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                             7.38          280,000                297,377
Entergy Gulf States
 1st Mtge
  06-01-08                             3.60        1,435,000              1,424,108
Exelon Generation LLC
 Sr Unsecured
  01-15-14                             5.35          275,000                267,629
  10-01-17                             6.20          140,000                139,136
Exelon
 Sr Unsecured
  06-15-10                             4.45        3,085,000              3,058,309
FirstEnergy
 Series B
  11-15-11                             6.45          235,000                242,452
Florida Power
 1st Mtge
  03-01-13                             4.80          545,000                536,743
Indiana Michigan Power
 Sr Nts
  03-15-37                             6.05        1,745,000(t)           1,640,057

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
IPALCO Enterprises
 Secured
  11-14-08                             8.38%        $375,000               $381,563
  11-14-11                             8.63          595,000                621,775
Majapahit Holding
  10-17-16                             7.75          100,000(c,d)           100,250
Metropolitan Edison
 Sr Nts
  03-15-10                             4.45          470,000                469,700
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                             8.56           45,079                 48,122
Nevada Power
 Series M
  03-15-16                             5.95          510,000                505,585
NiSource Finance
 Sr Nts
  03-01-13                             6.15          760,000                783,464
Northern States Power
 Sr Nts
  08-01-09                             6.88        1,455,000              1,500,982
NRG Energy
  02-01-14                             7.25          245,000                238,875
  01-15-17                             7.38          210,000                204,750
Pacificorp
 1st Mtge
  10-15-37                             6.25          510,000                537,397
Portland General Electric
  03-15-10                             7.88          765,000                818,298
Potomac Electric Power
 Secured
  06-01-35                             5.40          785,000                683,022
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                             6.88          565,000                581,544
Sierra Pacific Power
 Series M
  05-15-16                             6.00        1,690,000              1,675,204
Virginia Electric & Power
 Sr Unsecured
  11-30-12                             5.10          690,000                692,966
Xcel Energy
 Sr Nts
  07-01-08                             3.40          855,000                847,818
                                                                    ---------------
Total                                                                    21,642,060
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
  07-01-15                             9.30        1,141,341(h)           1,164,168
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.9%)
Anheuser-Busch Companies
 Sr Unsub
  01-15-18                             5.50          610,000                622,736
Cadbury Schweppes US Finance
  10-01-08                             3.88        7,135,000(d)           7,091,776

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 164 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOOD AND BEVERAGE (CONT.)
ConAgra Foods
Sr Unsecured
  09-15-11                             6.75%        $765,000               $804,402
Constellation Brands
  12-15-14                             8.38          165,000                167,063
Cott Beverages USA
  12-15-11                             8.00          670,000                623,100
Diageo Capital
  01-30-13                             5.20          600,000(c)             602,739
HJ Heinz
  12-01-08                             6.43        1,320,000(d,t)         1,343,826
Kellogg
 Sr Unsub
  12-03-12                             5.13          800,000                808,136
Molson Coors Capital Finance
  09-22-10                             4.85        2,910,000(c)           2,925,379
                                                                    ---------------
Total                                                                    14,989,157
-----------------------------------------------------------------------------------

GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                             8.00          310,000                314,650
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                             4.00        1,055,000              1,039,551
-----------------------------------------------------------------------------------

GAS PIPELINES (0.4%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                             7.75          955,000(t)           1,024,130
Colorado Interstate Gas
 Sr Nts
  11-15-15                             6.80        2,580,000              2,685,680
Kinder Morgan Energy Partners LP
 Sr Unsecured
  03-15-11                             6.75          395,000                414,376
Northern Natural Gas
 Sr Unsecured
  02-15-37                             5.80          340,000(d)             330,122
Northwest Pipeline
 Sr Unsecured
  04-15-17                             5.95          400,000                391,500
Southern Natural Gas
  04-01-17                             5.90        1,360,000(d)           1,337,651
Southern Star Central
 Sr Nts
  03-01-16                             6.75          380,000                363,850
Transcontinental Gas Pipe Line
 Series B
  08-15-11                             7.00          400,000                419,500
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                             6.40          397,000                407,421
                                                                    ---------------
Total                                                                     7,374,230
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
  06-15-12                             5.65%        $740,000(d)            $764,898
Omnicare
  12-15-13                             6.75          680,000                639,200
  12-15-15                             6.88           95,000                 88,350
                                                                    ---------------
Total                                                                     1,492,448
-----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
Aetna
 Sr Unsecured
  12-15-37                             6.75          945,000                950,320
Coventry Health Care
 Sr Unsecured
  08-15-14                             6.30          600,000                614,070
UnitedHealth Group
  11-15-37                             6.63        1,505,000(d)           1,516,574
WellPoint
 Sr Unsub
  01-15-36                             5.85          390,000                359,360
                                                                    ---------------
Total                                                                     3,440,324
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                             5.95        2,075,000              2,112,827
Chesapeake Energy
  01-15-16                             6.63          632,000                617,780
Denbury Resources
  04-01-13                             7.50           65,000                 65,650
Denbury Resources
 Sr Sub Nts
  12-15-15                             7.50           55,000                 55,481
EnCana
  11-01-11                             6.30        1,520,000(c)           1,587,946
  02-01-38                             6.50          580,000(c)             598,972
EnCana
 Sr Nts
  10-15-13                             4.75          190,000(c)             183,314
Range Resources
  03-15-15                             6.38          110,000                107,250
  05-15-16                             7.50           50,000                 51,000
TNK-BP Finance
  03-13-18                             7.88          200,000(c,d)           201,210
XTO Energy
  01-31-15                             5.00          355,000                341,754
XTO Energy
 Sr Unsecured
  02-01-14                             4.90        2,255,000              2,215,853
  06-30-15                             5.30          240,000                238,917
                                                                    ---------------
Total                                                                     8,377,954
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.3%)
Lincoln Natl
 Sr Unsecured
  10-09-37                             6.30          610,000                585,039

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
LIFE INSURANCE (CONT.)
Pricoa Global Funding 1
 Secured
  10-18-12                             5.40%      $1,130,000(d)          $1,149,052
 Principal Life Income Funding
  Secured
  12-14-12                             5.30          920,000                922,161
Prudential Financial
  12-01-37                             6.63        1,745,000              1,740,306
                                                                    ---------------
Total                                                                     4,396,558
-----------------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Comcast
  03-15-11                             5.50        1,125,000              1,137,206
  03-15-37                             6.45        2,635,000              2,682,906
Comcast MO of Delaware LLC
  09-01-08                             9.00        1,900,000              1,935,804
CSC Holdings
 Sr Nts Series B
  07-15-09                             8.13          458,000                465,443
Quebecor Media
 Sr Unsecured
  03-15-16                             7.75           75,000(c,d)            72,188
Videotron Ltee
  01-15-14                             6.88          340,000(c)             332,775
                                                                    ---------------
Total                                                                     6,626,322
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.9%)
British Sky Broadcasting Group
  02-23-09                             6.88        2,790,000(c)           2,844,221
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                             8.50          145,000                146,994
EchoStar DBS
  10-01-13                             7.00           50,000                 50,500
  10-01-14                             6.63           99,000                 98,505
  02-01-16                             7.13          230,000                234,600
News America
  12-15-35                             6.40        3,045,000              3,080,462
  11-15-37                             6.65          420,000(d)             437,002
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                             8.75          575,000(d)             591,531
Reed Elsevier Capital
  08-01-11                             6.75        1,495,000              1,569,750
RH Donnelley
 Sr Nts
  10-15-17                             8.88          250,000(d)             232,500
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                             6.13        3,515,000              3,465,913
Thomson
 Sr Unsecured
  10-01-14                             5.70        2,080,000(c)           2,088,563
                                                                    ---------------
Total                                                                    14,840,541
-----------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  165

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

METALS (--%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                             8.25%        $420,000               $445,200
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Gaz Capital for Gazprom
 Sr Nts
  11-22-16                             6.21          150,000(c,d)           144,750
-----------------------------------------------------------------------------------

OTHER INDUSTRY (--%)
Baldor Electric
  02-15-17                             8.63          295,000                303,850
-----------------------------------------------------------------------------------

PACKAGING (0.1%)
Crown Americas LLC/Capital
  11-15-13                             7.63          155,000                158,488
  11-15-15                             7.75          405,000                417,150
Owens-Brockway Glass Container
  05-15-13                             8.25          780,000                809,250
                                                                    ---------------
Total                                                                     1,384,888
-----------------------------------------------------------------------------------

PAPER (--%)
Cascades
 Sr Nts
  02-15-13                             7.25          205,000(c)             192,188
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                             8.00          485,000                468,631
                                                                    ---------------
Total                                                                       660,819
-----------------------------------------------------------------------------------

PROPERTY & CASUALTY (--%)
Travelers Companies
 Sr Unsecured
  06-15-37                             6.25          680,000                663,422
-----------------------------------------------------------------------------------

RAILROADS (0.2%)
Burlington Northern Santa Fe
  05-01-37                             6.15          315,000                306,223
Canadian Pacific Railway
  05-15-37                             5.95          415,000(c)             374,138
CSX
  03-15-12                             6.30          855,000                875,421
CSX
 Sr Nts
  03-15-13                             5.75        1,535,000              1,554,022
                                                                    ---------------
Total                                                                     3,109,804
-----------------------------------------------------------------------------------

REITS (0.1%)
Brandywine Operating Partnership LP
  05-01-17                             5.70        1,070,000                991,202
ERP Operating LP
  06-15-17                             5.75          815,000                778,618
                                                                    ---------------
Total                                                                     1,769,820
-----------------------------------------------------------------------------------

RETAILERS (0.4%)
Home Depot
 Sr Unsecured
  03-01-11                             5.20          405,000                402,886
  12-16-36                             5.88        1,460,000              1,232,095

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
RETAILERS (CONT.)
Kohl's
 Sr Unsecured
  12-15-17                             6.25%      $2,165,000             $2,175,264
Macys Retail Holdings
  07-15-09                             4.80        3,695,000              3,674,036
                                                                    ---------------
Total                                                                     7,484,281
-----------------------------------------------------------------------------------

TECHNOLOGY (--%)
Communications & Power Inds
  02-01-12                             8.00           40,000                 40,000
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
  10-15-17                             6.38        3,465,000(d)           3,351,833
Hertz
  01-01-14                             8.88          435,000                440,981
                                                                    ---------------
Total                                                                     3,792,814
-----------------------------------------------------------------------------------

WIRELINES (1.8%)
AT&T
 Sr Unsecured
  03-15-11                             6.25        3,610,000              3,757,815
  01-15-38                             6.30        2,230,000              2,276,607
Telecom Italia Capital
  11-15-13                             5.25        3,950,000(c)           3,903,904
Telefonica Europe
  09-15-10                             7.75        3,945,000(c)           4,222,543
TELUS
  06-01-11                             8.00        8,917,500(c)           9,661,834
Verizon New York
 Sr Unsecured Series A
  04-01-12                             6.88        4,975,000              5,278,509
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                             5.65        1,295,000              1,334,795
Windstream
  08-01-16                             8.63          805,000                845,250
  03-15-19                             7.00           95,000                 90,488
                                                                    ---------------
Total                                                                    31,371,745
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $642,116,201)                                                   $645,602,018
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                    VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%        $3,470,000              $3,013,140
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $3,469,653)                                                        $3,013,140
------------------------------------------------------------------------------------

SENIOR LOANS (1.0%)(u)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
CHEMICALS (--%)
Celanese
 Term Loan
  04-06-14                        5.23-6.98%        $746,617(c)             $720,799
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Jarden
 Tranche B3 Term Loan
  01-21-12                             7.33        1,356,600               1,319,294
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Aramark
 Letter of Credit
  01-26-14                             5.20           55,546                  52,699
Aramark
 Term Loan
  01-20-14                             7.20          777,177                 738,482
Pinnacle Foods Holding
 Term Loan
  04-02-14                        7.59-7.95          671,625                 629,984
                                                                     ---------------
Total                                                                      1,421,165
------------------------------------------------------------------------------------

HEALTH CARE (0.3%)
Community Health Systems
 Delayed Draw Term Loan
  TBD                                   TBD          107,347(e,g,v)          103,243
Community Health Systems
 Term Loan
  07-25-14                             7.33        1,600,816               1,539,617
HCA
 Tranche B Term Loan
  01-21-13                             7.08        2,836,913               2,725,648
Vanguard Health Systems
 Term Loan
  09-23-11                             7.10          678,300                 652,864
                                                                     ---------------
Total                                                                      5,021,372
------------------------------------------------------------------------------------

LIFE INSURANCE (--%)
Asurion
 1st Lien Term Loan
  07-03-14                             7.88          579,000                 557,288
------------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
  09-23-14                             6.99        1,605,000               1,497,129
Univision
 Delayed Draw Term Loan
  TBD                                   TBD           12,002(e,g,v)           10,921
Univision
 Term Loan
  09-23-14                        7.10-7.21          345,645                 314,537
                                                                     ---------------
Total                                                                      1,822,587
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 166 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Balanced Fund

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

MEDIA NON CABLE (0.2%)
Idearc
 Tranche B Term Loan
  11-17-14                        6.83-7.20%      $1,316,683              $1,251,350
Nielsen Finance
 Term Loan
  08-09-13                        7.15-7.49        1,416,670(c)            1,344,958
                                                                     ---------------
Total                                                                      2,596,308
------------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Dresser
 Tranche B 1st Lien Term Loan
  05-04-14                        7.35-7.45          527,396                 507,091
------------------------------------------------------------------------------------

PAPER (0.1%)
Domtar
 Term Loan
  03-07-14                             6.40          362,813(c)              347,505
Georgia Pacific
 Tranche B Term Loan
  TBD                                   TBD          178,722(e,g)            170,109
  12-22-12                        6.83-6.95          718,172                 683,564
                                                                     ---------------
Total                                                                      1,201,178
------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

RETAILERS (--%)
Neiman Marcus Group
 Term Loan
  04-06-13                        6.90-7.00%        $430,147                $412,984
------------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
Flextronics Intl
 Tranche A1A
 Delayed Draw Term Loan
  10-01-14                             7.46          154,807                 150,937
Flextronics Intl
 Term Loan
  10-01-14                             7.39          538,728                 525,259
West Corp
 Tranche B2 Term Loan
  10-24-13                        7.22-7.47          702,913                 668,210
                                                                     ---------------
Total                                                                      1,344,406
------------------------------------------------------------------------------------

WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.49          875,000                 841,094
------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $18,475,260)                                                      $17,765,566
------------------------------------------------------------------------------------

MONEY MARKET FUND (4.0%)(q)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                        69,068,144(r)          $69,068,144
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $69,068,144)                                                      $69,068,144
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,664,435,320)(w)                                             $1,810,399,558
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                NUMBER OF                                            UNREALIZED
                                                                CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION                                           LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                            189           $21,994,875       March 2008        $(190,019)
U.S. Treasury Note, 5-year                                        (832)          (91,754,000)      March 2008          113,611
U.S. Treasury Note, 10-year                                        (34)           (3,855,281)      March 2008           17,099
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $(59,309)
---------------------------------------------------------------------------------------------------------------------------------

                                                                             See
accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  167

RiverSource VP - Balanced Fund

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                                                                    NOTIONAL
                                                 REFERENCED             BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL
COUNTERPARTY                                       ENTITY              PROTECTION   FIXED RATE         DATE          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers                                  Kinder Morgan Energy
Special Financing                                         Partners LP      Buy          .41%      March 20, 2011     $395,000
Goldman Sachs, LLP                                         Home Depot      Buy          .50       March 20, 2011      380,000
Goldman Sachs, LLP                                      ConAgra Foods      Buy          .18       Sept. 20, 2011      765,000
Lehman Brothers
Special Financing                               Reed Elsevier Capital      Buy          .18       Sept. 20, 2011    1,130,000
Citibank                                        Reed Elsevier Capital      Buy          .26       Sept. 20, 2011      365,000
Lehman Brothers
Special Financing                                              EnCana      Buy          .29         Nov. 1, 2011    1,520,000
Goldman Sachs, LLP                                        FirstEnergy      Buy          .60        Dec. 20, 2011      235,000
Lehman Brothers
Special Financing                                                 CSX      Buy          .43       March 20, 2012      830,000
JP Morgan Chase Bank                                  Cardinal Health      Buy         .225        June 20, 2012      740,000
Goldman Sachs, LLP                                                CSX      Buy          .54        Dec. 20, 2012      655,000
Deutsche Bank                                     Goldman Sachs Group      Buy          .70        Dec. 20, 2012      685,000
Deutsche Bank                                Lehman Brothers Holdings     Sell         1.23        Dec. 20, 2012      685,000
JP Morgan Chase Bank                                 NiSource Finance      Buy          .55        Dec. 20, 2012      760,000
Citibank                                                       Clorox      Buy          .31        Dec. 20, 2012      605,000
-----------------------------------------------------------------------------------------------------------------------------
Total
-----------------------------------------------------------------------------------------------------------------------------


                                      UNREALIZED     UNREALIZED
COUNTERPARTY                         APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing                          $--          $(537)
Goldman Sachs, LLP                       2,721             --
Goldman Sachs, LLP                       1,337             --
Lehman Brothers
Special Financing                        2,500             --
Citibank                                    --           (217)
Lehman Brothers
Special Financing                        9,489             --
Goldman Sachs, LLP                          --           (290)
Lehman Brothers
Special Financing                        4,561             --
JP Morgan Chase Bank                     2,056             --
Goldman Sachs, LLP                       4,067             --
Deutsche Bank                               --           (890)
Deutsche Bank                              699             --
JP Morgan Chase Bank                     7,668             --
Citibank                                 4,654             --
-----------------------------------------------------------------------------------------------------------------------------
Total                                  $39,752        $(1,934)
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                                                                          NOTIONAL
                                                                                                       EXPIRATION        PRINCIPAL
COUNTERPARTY                   FUND RECEIVES                              FUND PAYS                       DATE             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Citbank, N.A.      Spread on Lehman Brothers Baa 8.5+         The Absolute value of the spread         Jan. 1, 2008        $600,000
                   Commercial Mortgage-Backed Securities      return amount, if such amount is
                   Index plus 1.00% times notional            negative
                   amount plus spread return amount, if
                   such amount is positive
Wachovia           Total return on Lehman Brothers Baa        Floating rate based on 1-month           Jan. 1, 2008       1,850,000
                   8.5+ Commercial Mortgage-Backed            LIBOR plus 1.10%
                   Securities Index
Citbank, N.A.      Spread on Lehman Brothers Baa 8.5+         The Absolute value of the spread         Jan. 1, 2008       1,850,000
                   Commercial Mortgage-Backed Securities      return amount, if such amount is
                   Index times notional amount plus           negative
                   spread return amount, if such amount
                   is positive
Wachovia           Total return on Lehman Brothers Baa        Floating rate based on 1-month          March 1, 2008       1,650,000
                   8.5+ Commercial Mortgage-Backed            LIBOR less 1.05%
                   Securities Index
-----------------------------------------------------------------------------------------------------------------------------------
Total
-----------------------------------------------------------------------------------------------------------------------------------


                UNREALIZED
COUNTERPARTY   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
Citbank, N.A.    $(18,396)
Wachovia          (50,815)
Citbank, N.A.     (58,312)
Wachovia          (45,390)
-----------------------------------------------------------------------------------------------------------------------------------
Total           $(172,913)
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2007, the value of foreign securities represented 6.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $46,686,010 or 2.7% of net assets.

(e) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $72,044,302.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------

 168 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

RiverSource VP - Balanced Fund

(g) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                 08-02-07 thru 12-05-07         $3,083,770
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-19-07          2,474,200
United Artists Theatre Circuit
  9.30% Pass-Through Ctfs 2015                                  12-08-95 thru 08-12-96          1,119,749

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2007.

(o) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Dec. 31, 2007. At Dec. 31, 2007, the value of inverse floaters represented 0.04% of net assets.

(p) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(q) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 3.4% of net assets.

(r)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(s) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2007:

                                                                PRINCIPAL        SETTLEMENT        PROCEEDS
SECURITY                                                          AMOUNT            DATE          RECEIVABLE         VALUE
-----------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  01-01-23 5.50%                                                $1,250,000        01-17-08        $1,258,008       $1,266,015

(t) At Dec. 31, 2007, investments in securities included securities valued at $885,621 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(u) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(v) At Dec. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Community Health Systems                                              $107,347
Univision                                                               12,002
-------------------------------------------------------------------------------
Total                                                                 $119,349
-------------------------------------------------------------------------------

(w) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $1,672,556,918 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $226,354,737
Unrealized depreciation                                               (88,512,097)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $137,842,640
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  169

RiverSource VP - Balanced Fund

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 170 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Cash Management Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

U.S. GOVERNMENT AGENCIES (2.2%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Federal Home Loan Bank Disc Nt
  01-23-08                           4.13%       $15,150,000             $15,110,652
Federal Natl Mtge Assn Disc Nt
  01-31-08                           4.20         14,400,000              14,348,780
------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $29,459,432)                                                      $29,459,432
------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (7.3%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Bank of Montreal Chicago
Branch
  04-21-08                           5.06%       $12,000,000(b)          $12,000,000
Barclays Bank
  02-27-08                           5.16         10,000,000              10,000,000
  03-17-08                           4.99          3,000,000(b)            2,999,915
Citibank
  01-07-08                           4.77         15,000,000              15,000,000
Credit Suisse NY
  01-14-08                           5.04          6,000,000               6,000,000
  02-26-08                           5.00         17,000,000(b)           17,000,000
  06-16-08                           5.29          8,000,000               8,000,000
JPMorgan Chase Bank
  01-10-08                           5.11          7,000,000               7,000,000
Natixis
  03-31-08                           5.40         10,000,000(b)           10,000,000
  04-02-08                           5.40         10,000,000(b)            9,999,516
------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $97,999,431)                                                      $97,999,431
------------------------------------------------------------------------------------

FLOATING RATE NOTES (12.8%)(b)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Bank of Ireland
  09-12-08                           4.86%        $8,000,000              $8,000,000
Bank of New York
  10-10-08                           5.20         10,000,000              10,000,000
Bear Stearns Companies
  08-15-08                           5.09          5,000,000               5,000,000
  08-28-08                           4.92          5,000,000               5,000,000
General Electric Capital
  01-23-09                           4.92         10,000,000              10,000,000
Goldman Sachs Group
  09-12-08                           5.10          5,000,000               5,000,000
HSBC Finance
  09-24-08                           4.95          5,000,000               5,000,000

FLOATING RATE NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Irish Life & Permanent
  08-20-08                           4.98%        $5,000,000              $4,999,840
Lehman Brothers Holdings
  09-26-08                           4.88         10,000,000              10,000,000
Lloyds TSB Group
  10-06-08                           5.11         10,000,000              10,000,000
Merrill Lynch & Co
  08-15-08                           5.14         10,000,000               9,993,235
  08-22-08                           4.89          7,000,000               7,000,000
  09-12-08                           5.17          5,000,000               5,000,000
  11-17-08                           5.14         10,000,000              10,000,000
MetLife Global Funding I
  09-24-08                           4.84          5,000,000               5,000,000
Morgan Stanley
  01-18-08                           5.34          6,000,000               5,999,609
  02-06-08                           5.30          4,000,000               4,000,000
Natixis
  08-14-08                           5.05          3,000,000               3,000,000
  09-08-08                           4.90          5,000,000               5,000,000
Northern Rock
  07-08-08                           5.24         10,700,000              10,700,000
  08-01-08                           5.29          5,000,000               5,000,000
Skandinaviska Enskilda Banken
  08-22-08                           4.85          7,000,000               7,000,000
  09-08-08                           5.24          5,000,000               5,000,000
Wells Fargo Bank
  01-02-09                           5.28          5,000,000               5,000,000
Westpac Banking
  07-11-08                           5.20         10,700,000              10,700,001
                                                                     ---------------
Total                                                                    171,392,685
------------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $171,392,685)                                                    $171,392,685
------------------------------------------------------------------------------------

COMMERCIAL PAPER (77.4%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
ASSET-BACKED (29.9%)
Alpine Securitization
  01-17-08                           5.64%        $7,200,000(c)           $7,181,120
  01-25-08                           4.75         10,000,000(c)            9,967,600
  01-29-08                           4.74          8,000,000(c)            7,970,009
  02-01-08                           5.73         12,000,000(c)           11,940,067
Amsterdam Funding
  02-01-08                           5.68         12,000,000(c)           11,940,583
CAFCO LLC
  01-30-08                           5.41         10,000,000(c)            9,955,694
Chariot Funding LLC
  01-17-08                           5.31         10,000,000(c)            9,975,333
  01-29-08                           4.91          2,208,000(c)            2,199,413

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
ASSET-BACKED (CONT.)
CHARTA LLC
  01-04-08                           4.07%       $10,000,000(c)           $9,995,542
  01-24-08                           5.34         10,000,000(c)            9,964,989
Cheyne Finance LLC
  11-12-07                           4.99          2,000,000(d,e)          1,714,000
CIESCO LLC
  01-16-08                           4.81         10,000,000(c)            9,978,958
Citibank Credit Card Issue Trust (Dakota Nts)
  01-28-08                           4.97         10,000,000(c)            9,962,050
CRC Funding LLC
  01-17-08                           5.64          9,400,000               9,375,351
  02-14-08                           5.74         10,000,000               9,929,722
Cullinan Finance
  03-28-08                           4.80         13,000,000(b,d)         12,999,534
  04-25-08                           5.21         10,000,000(d)           10,000,000
  04-28-08                           4.97          4,000,000(b,d)          3,999,807
Fairway Finance LLC
  01-18-08                           5.18         11,600,000(c)           11,570,420
Gemini Securitization LLC
  01-03-08                           3.29          7,400,000(c)            7,398,002
  01-09-08                           4.62         10,000,000(c)            9,988,622
  01-22-08                           5.29          3,000,000(c)            2,990,463
Jupiter Securitization
  01-31-08                           5.87         12,000,000(c)           11,940,500
K2 (USA) LLC
  04-21-08                           5.15         15,000,000(d)           15,000,000
Kitty Hawk Funding
  01-02-08                           2.65          4,803,000(c)            4,802,304
  01-23-08                           5.01         12,000,000(c)           11,962,252
Nieuw Amsterdam Receivables
  01-22-08                           5.34          6,300,000(c)            6,279,788
Old Line Funding LLC
  01-07-08                           5.00          5,000,000(c)            4,995,208
  01-10-08                           4.41          8,000,000(c)            7,990,340
  01-14-08                           4.81          5,678,000(c)            5,667,543
  01-15-08                           5.26          5,000,000(c)            4,989,208
  01-18-08                           5.81         10,000,000(c)            9,971,431
Park Avenue Receivables
  01-07-08                           4.65          7,000,000               6,993,758
  01-24-08                           4.68          5,092,000               5,076,385
Ranger Funding LLC
  02-05-08                           5.60          6,000,000(c)            5,967,042
Sedna Finance
  01-18-08                           5.17          8,000,000(b,d)          7,999,963
Sheffield Receivables
  01-22-08                           5.63         12,000,000(c)           11,959,400
Sigma Finance
  04-18-08                           5.16         15,000,000(d)           14,999,999
  04-23-08                           5.19         15,000,000(d)           14,999,999
  06-06-08                           5.22         10,000,000(d)            9,999,786


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  171

RiverSource VP - Cash Management Fund

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
ASSET-BACKED (CONT.)
Thunder Bay Funding LLC
  01-03-08                           3.72%       $10,037,000(c)          $10,033,933
  01-04-08                           4.53         10,000,000(c)            9,995,042
  01-07-08                           4.45         10,696,000(c)           10,686,873
  01-30-08                           5.71          5,000,000(c)            4,976,639
WhistleJacket Capital LLC
  02-25-08                           5.15          2,000,000(b,d)          2,000,049
  03-20-08                           4.91         10,000,000(b,d)          9,999,568
                                                                     ---------------
Total                                                                    400,284,289
------------------------------------------------------------------------------------

BANKING (31.9%)
Bank of America
  01-17-08                           4.77         15,000,000              14,966,732
  01-25-08                           4.81         10,000,000               9,967,133
  01-28-08                           4.91         12,400,000              12,353,500
  02-21-08                           4.76          3,000,000               2,979,813
  03-19-08                           4.75          8,000,000               7,918,533
Bank of Ireland
  02-12-08                           5.06         11,500,000(c)           11,431,910
  02-19-08                           4.95         10,000,000(c)            9,932,625
Barclays US Funding
  01-02-08                           2.62         10,000,000               9,998,567
  01-08-08                           4.60         14,000,000              13,985,899
  02-07-08                           5.12         10,000,000               9,947,018
DEPFA Bank
  01-23-08                           4.79         10,000,000(b,c)          9,969,903
  07-15-08                           5.00         10,000,000               9,999,873
ING US Funding LLC
  01-08-08                           4.57          8,000,000               7,991,989
  01-09-08                           4.65         10,000,000               9,988,556
  02-15-08                           4.80         10,000,000               9,939,875
  02-21-08                           4.79          5,000,000               4,966,142
JPMorgan Chase & Co
  01-04-08                           3.84          8,000,000               7,996,633
  01-10-08                           4.60         12,000,000              11,984,880
  01-22-08                           4.88         10,000,000               9,970,658
  02-19-08                           4.83         10,000,000               9,934,258
Marshall & Ilsley
  01-07-08                           4.17          3,200,000               3,197,440

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
BANKING (CONT.)
Nordea North America
  01-08-08                           4.57%       $10,000,000              $9,989,996
  01-14-08                           4.47         10,000,000               9,982,883
  02-05-08                           4.98          7,800,000               7,761,856
  02-07-08                           5.00         10,000,000               9,948,200
  02-20-08                           4.80         10,000,000               9,933,333
Rabobank USA Financial
  01-22-08                           4.68         15,000,000              14,957,824
  02-20-08                           4.69         10,000,000               9,934,931
Skandinaviska Enskilda Banken
  01-11-08                           4.64         10,000,000(c)            9,986,028
  02-08-08                           4.89         10,000,000(c)            9,948,067
  09-17-08                           5.02         10,000,000(b)           10,000,000
Societe Generale North America
  01-03-08                           3.49         12,000,000              11,996,560
  01-11-08                           4.76         10,000,000               9,985,667
  02-04-08                           5.06         10,000,000               9,951,739
  03-18-08                           4.98         10,000,000               9,894,767
  04-04-08                           4.83          8,000,000               7,900,778
Swedbank
  02-08-08                           5.10         24,400,000              24,267,873
  02-11-08                           5.05         12,000,000              11,930,642
  02-13-08                           5.08          6,000,000               5,963,486
  02-14-08                           4.92          7,200,000               7,156,572
UBS Finance (Delaware) LLC
  01-15-08                           4.77         10,000,000               9,980,419
  02-11-08                           4.54         13,500,000              13,429,890
                                                                     ---------------
Total                                                                    424,323,448
------------------------------------------------------------------------------------

BROKERAGE (6.8%)
Goldman Sachs Group
  01-08-08                           4.61          9,000,000               8,990,910
  01-11-08                           4.66          9,500,000               9,486,674
  01-23-08                           4.70         11,200,000              11,166,941
  01-24-08                           4.71         10,000,000               9,969,142
  02-04-08                           4.76          6,000,000               5,972,743

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
BROKERAGE (CONT.)
Lehman Brothers Holdings
  01-02-08                           2.15%       $12,000,000             $11,998,583
  04-15-08                           5.13         14,000,000              13,794,608
Merrill Lynch & Co
  01-11-08                           4.90         10,000,000               9,985,250
  01-29-08                           5.16         10,000,000               9,959,167
                                                                     ---------------
Total                                                                     91,324,018
------------------------------------------------------------------------------------

LIFE INSURANCE (1.7%)
Prudential Funding LLC
  02-12-08                           4.43         23,000,000              22,880,592
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.9%)
General Electric Capital
  02-15-08                           4.54          5,900,000               5,866,444
General Electric Capital Services
  02-28-08                           4.41         11,000,000              10,922,199
  03-27-08                           4.36          8,100,000               8,016,602
                                                                     ---------------
Total                                                                     24,805,245
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (5.4%)
BNP Paribas Finance
  02-22-08                           4.94         25,000,000              24,822,080
  02-25-08                           4.96         18,000,000              17,863,958
Citigroup Funding
  01-09-08                           4.60          7,000,000               6,992,067
  01-16-08                           4.81          5,000,000               4,989,479
  01-31-08                           4.67          7,400,000               7,370,770
  03-14-08                           4.99         10,000,000               9,899,828
                                                                     ---------------
Total                                                                     71,938,182
------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,035,841,774)                                                $1,035,555,774
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,334,693,322)(f)                                             $1,334,407,322
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $316,464,901 or 23.7% of net assets.

(d) Denotes investments in structured investment vehicles ("SIVS"). See Note 9 to the financial statements.

(e) Identifies issues in default and considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities have been valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES               COST
----------------------------------------------------------------------------------------------
Cheyne Finance LLC
  4.99% Commercial Paper 2007                                    04-10-07           $2,000,000

--------------------------------------------------------------------------------

 172 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

RiverSource VP - Cash Management Fund

(f) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  173

PORTFOLIO OF INVESTMENTS

RiverSource VP - Core Bond Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (102.5%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (17.7%)
Federal Farm Credit Bank
  10-17-12                           4.50%          $695,000                $711,331
Federal Home Loan Bank
  02-13-08                           5.25            375,000                 375,343
  10-10-12                           4.63          1,195,000               1,228,819
Federal Home Loan Mtge Corp
  03-15-09                           5.75            120,000                 122,638
  03-15-31                           6.75            340,000                 426,035
  04-16-37                           6.00          1,130,000               1,163,151
Federal Natl Mtge Assn
  01-15-08                           4.63            800,000                 800,240
  06-15-10                           7.13            180,000                 194,739
  05-18-12                           4.88          1,220,000               1,266,067
  11-15-30                           6.63            635,000                 783,604
  07-15-37                           5.63            410,000                 456,170
U.S. Treasury
  11-30-09                           3.13          3,510,000               3,513,839
  02-15-10                           4.75            785,000                 812,107
  11-30-12                           3.38          1,070,000               1,066,406
  11-15-17                           4.25            660,000                 671,499
  02-15-26                           6.00          1,358,000               1,607,109
  02-15-37                           4.75            135,000                 141,286
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00          1,571,659(l)            1,623,452
                                                                     ---------------
Total                                                                     16,963,835
------------------------------------------------------------------------------------

ASSET-BACKED (2.8%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49            175,000(e)              175,656
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.14            200,000(d,i)            198,687
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75             50,000                  51,066
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92             30,000                  28,949
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69            150,000                 139,860
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.13             42,875(i)               40,505
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.03            250,000(i)              230,977
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78            225,000(d,e)            216,854

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15%           $15,371(e)              $15,334
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           5.01            250,000(i)              246,952
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.88            200,000(g)               38,141
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88            300,000(g)               73,797
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90            150,000(g)               41,280
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57             90,000                  90,333
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31             40,000                  11,879
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66             25,000                   5,572
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01             35,000                   6,907
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.01            190,000(i)              185,873
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.05            350,000(i)              331,327
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45            100,000(d)              100,650
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
  10-12-12                           5.24            475,000(e)              480,690
                                                                     ---------------
Total                                                                      2,711,289
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.6%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.02             75,000                  74,842

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45%          $350,000                $347,879
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57            100,000                  99,432
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47            150,000                 151,212
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
  05-15-19                           5.25            117,225                 118,037
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68            225,000                 231,498
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15             24,417(d)               24,183
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43            100,000                  99,950
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.89            350,000                 357,785
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.40             50,000                  50,139
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03            178,300                 182,111
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           4.85             50,000(d,i)             49,370
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           6.01            350,000                 362,710
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.83            250,000(d,i)            245,752
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66            100,000                 102,725
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.91            150,000                 154,245
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18            175,000                 181,190
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60             75,000                  73,367

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 174 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #387486
  07-01-15                           4.70%          $656,386                $652,749
Federal Natl Mtge Assn #555806
  10-01-13                           5.10            154,120                 157,120
Federal Natl Mtge Assn #735029
  09-01-13                           5.32            108,186                 110,733
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
  08-25-12                           4.72             88,881                  88,556
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77            100,000                  96,085
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77             87,963(d)               87,725
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25            100,000(d)              100,643
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88             50,000                  50,242
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44            600,000                 603,541
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96             75,000                  75,519
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55            125,000                 126,930
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.10            200,000(d,i)            183,090
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.99            175,000                 180,197
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99            125,000                 103,950
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13             86,501                  85,411
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97             38,861                  38,464
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77            150,000                 147,707
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.25            100,000                 101,218
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18             50,000                  49,620

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48%          $212,779                $211,367
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.34            400,000                 394,952
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48            100,000                 101,125
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49            125,000                 126,279
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79            150,000                 154,228
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
  02-12-51                           5.90            275,000                 277,971
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20            125,000(d)              110,320
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42            450,000                 448,448
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56             60,000                  59,924
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97             50,000                  48,334
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93            175,000                 172,498
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           6.06            200,000                 206,866
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37            150,000                 149,590
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42            125,000                 124,822
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
  07-15-40                           5.86            175,000                 180,994
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                           5.87            175,000                 179,508
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34             75,000                  74,541
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59             75,000                  73,764
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80             75,000                  77,287

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                           6.08%          $150,000                $156,521
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10            250,000                 258,530
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08            325,000(d)              323,189
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94            340,000                 329,276
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09            100,000                  99,380
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56            800,000                 808,477
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                           5.58            100,000                 100,256
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77            325,000                 332,406
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73            100,000                 100,777
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31            250,000                 248,873
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
  11-15-48                           5.34            128,000                 126,472
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51             75,000                  75,179
                                                                     ---------------
Total                                                                     12,078,081
------------------------------------------------------------------------------------

MORTGAGE-BACKED (47.1%)(f,k)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69            134,213(h)              133,221
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.93            158,760(h)              159,957
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19            174,534(h)              175,702
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.03            273,114(h)              248,077


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  175

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
American Home Mtge Investment Trust
Collateralized Mtge Obligation
Series 2007-1 Cl GA1C
  05-25-47                           5.06%          $376,347(h)             $351,487
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75             57,243                  56,403
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00            446,988                 434,009
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.88            140,020(h)              141,192
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
  09-25-37                           6.00            245,701                 245,490
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                           6.25            165,716(h)              166,442
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.10            150,000(d,h)            144,601
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           6.00            390,621(h)              387,532
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
  08-25-35                           5.00            499,707                 471,644
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73            135,593(g)               22,052
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75             29,825                  29,387
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                           5.50          1,052,698               1,003,736
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50             97,019                  94,546
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50            100,362                  97,810

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50%          $192,859                $192,202
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50             72,685                  74,433
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50             69,072                  68,810
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00            168,275                 167,466
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00            189,020                 180,136
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00            336,875                 333,550
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00            299,924                 297,830
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                           6.00            495,411                 492,625
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50            582,851                 584,490
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.37            459,063(i)              353,978
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                           5.13            243,501(h)              238,559
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 17 Cl 4A1
  12-20-35                           5.62            419,149(h)              409,734
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00             98,208(d)              106,313
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36            309,629(h)              305,554

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50%          $483,203                $485,600
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00            292,366(h)              286,951
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                          13.12            682,285(g)                5,117
Federal Home Loan Mtge Corp
  01-01-38                           6.00          1,600,000(b)            1,623,504
  01-01-38                           6.50            500,000(b)              513,906
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83            245,459(h)              249,444
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.90            372,849(h)              378,157
Federal Home Loan Mtge Corp #B11452
  12-01-18                           6.00            129,560                 132,504
Federal Home Loan Mtge Corp #B11835
  01-01-19                           5.50            102,841                 104,262
Federal Home Loan Mtge Corp #B12280
  02-01-19                           5.50            120,486                 122,151
Federal Home Loan Mtge Corp #C46101
  08-01-29                           6.50            242,525                 251,393
Federal Home Loan Mtge Corp #C90613
  01-01-23                           5.00             46,929                  46,494
Federal Home Loan Mtge Corp #C90683
  06-01-23                           5.00             91,864                  91,014
Federal Home Loan Mtge Corp #C90767
  12-01-23                           6.00             39,385                  40,159
Federal Home Loan Mtge Corp #D96348
  10-01-23                           5.50            153,612                 154,433
Federal Home Loan Mtge Corp #G01410
  04-01-32                           7.00             72,488                  75,938
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00            513,959                 501,796
Federal Home Loan Mtge Corp #G03419
  07-01-37                           6.00            960,903                 975,252
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                           9.58            167,907(g)               14,711
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64            109,435(g)               26,743
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
  06-15-32                          14.50            180,972(g,m)             10,886

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 176 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2641 Cl KC
  01-15-18                           6.50%           $45,350                 $47,315
Federal Natl Mtge Assn
  01-01-23                           5.50            990,000(b)            1,002,684
  01-01-38                           5.50          1,375,000(b)            1,373,281
  01-01-38                           6.00          3,950,000(b)            4,011,698
  01-01-38                           6.50          2,000,000(b)            2,055,624
Federal Natl Mtge Assn #252440
  05-01-29                           7.00            118,294                 124,764
Federal Natl Mtge Assn #254560
  11-01-32                           5.00             18,937                  18,525
Federal Natl Mtge Assn #255364
  09-01-34                           6.00            464,463                 472,293
Federal Natl Mtge Assn #255788
  06-01-15                           5.50            259,421                 266,913
Federal Natl Mtge Assn #323715
  05-01-29                           6.00             66,027                  67,524
Federal Natl Mtge Assn #545869
  07-01-32                           6.50             98,226                 101,681
Federal Natl Mtge Assn #545874
  08-01-32                           6.50            119,640                 123,902
Federal Natl Mtge Assn #555340
  04-01-33                           5.50            127,202                 127,548
Federal Natl Mtge Assn #555528
  04-01-33                           6.00            387,491                 394,772
Federal Natl Mtge Assn #615135
  11-01-16                           6.00            147,014                 150,680
Federal Natl Mtge Assn #645569
  06-01-32                           7.00            253,354                 266,731
Federal Natl Mtge Assn #650009
  09-01-31                           7.50             16,196                  17,323
Federal Natl Mtge Assn #667604
  10-01-32                           5.50            167,428                 167,726
Federal Natl Mtge Assn #677089
  01-01-33                           5.50            148,026                 148,289
Federal Natl Mtge Assn #677695
  02-01-33                           6.50            261,823                 272,182
Federal Natl Mtge Assn #683116
  02-01-33                           6.00            254,856                 259,645
Federal Natl Mtge Assn #704610
  06-01-33                           5.50            149,893                 150,004
Federal Natl Mtge Assn #720378
  06-01-18                           4.50             53,840                  52,974
Federal Natl Mtge Assn #724867
  06-01-18                           5.00             87,969                  88,196
Federal Natl Mtge Assn #725232
  03-01-34                           5.00            366,416                 358,063
Federal Natl Mtge Assn #725284
  11-01-18                           7.00             21,435                  22,320
Federal Natl Mtge Assn #725424
  04-01-34                           5.50          1,877,906               1,879,298
Federal Natl Mtge Assn #725425
  04-01-34                           5.50            389,944                 390,428
Federal Natl Mtge Assn #725431
  08-01-15                           5.50             67,921                  68,862

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725719
  07-01-33                           4.85%           $70,683(h)              $70,687
Federal Natl Mtge Assn #725773
  09-01-34                           5.50            494,781                 494,808
Federal Natl Mtge Assn #735212
  12-01-34                           5.00            505,318                 493,602
Federal Natl Mtge Assn #735841
  11-01-19                           4.50            739,757                 727,574
Federal Natl Mtge Assn #743455
  10-01-18                           5.50            157,172                 159,553
Federal Natl Mtge Assn #743579
  11-01-33                           5.50             91,153                  91,221
Federal Natl Mtge Assn #745079
  12-01-20                           5.00            517,117                 517,624
Federal Natl Mtge Assn #745355
  03-01-36                           5.00          1,031,717               1,007,237
Federal Natl Mtge Assn #753074
  12-01-28                           5.50            122,248                 122,765
Federal Natl Mtge Assn #759330
  01-01-19                           6.50            106,139                 109,693
Federal Natl Mtge Assn #759342
  01-01-34                           6.50             81,449                  84,471
Federal Natl Mtge Assn #761031
  01-01-34                           5.00            164,498                 161,574
Federal Natl Mtge Assn #763754
  02-01-29                           5.50            125,289                 125,752
Federal Natl Mtge Assn #763798
  03-01-34                           5.50            216,215                 216,516
Federal Natl Mtge Assn #765760
  02-01-19                           5.00            135,957                 136,297
Federal Natl Mtge Assn #785506
  06-01-34                           5.00            640,055                 625,216
Federal Natl Mtge Assn #791447
  10-01-34                           6.00            289,009                 293,881
Federal Natl Mtge Assn #815264
  05-01-35                           5.22            261,128(h)              263,865
Federal Natl Mtge Assn #829227
  08-01-35                           6.00            425,989                 432,828
Federal Natl Mtge Assn #831870
  11-01-36                           6.50            687,313                 706,587
Federal Natl Mtge Assn #872916
  06-01-36                           6.50            245,365                 252,973
Federal Natl Mtge Assn #878661
  02-01-36                           5.50            360,534                 358,363
Federal Natl Mtge Assn #881629
  02-01-36                           5.50            356,486                 354,340
Federal Natl Mtge Assn #886291
  07-01-36                           7.00            158,932                 166,071
Federal Natl Mtge Assn #888414
  11-01-35                           5.00            456,621                 445,786
Federal Natl Mtge Assn #928860
  11-01-37                           8.00            399,208(b)              421,262
Federal Natl Mtge Assn #959716
  11-01-37                           7.00          1,199,162               1,247,424

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          12.91%          $399,371(g)              $85,405
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59            456,682(g)              112,315
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                           5.66            675,953(g)              166,242
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47            686,317(g,m)             66,518
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.31            100,933(h)               97,006
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.18            298,236(h)              263,182
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                           6.35            478,423(h)              480,275
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50            451,486                 462,806
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00             83,869                  83,398
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00             66,111                  66,358
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00             38,859                  38,838
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00             61,098                  59,746
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50            300,000                 279,729


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  177

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Merrill Lynch Alternative Note Asset
Collateralized Mtge Obligation
Series 2007-OAR2 Cl A1
  04-25-37                           5.05%          $315,231(i)             $311,252
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00            492,537                 489,074
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00            132,018                 132,413
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50            198,782                 189,543
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50            190,556                 183,496
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29            103,449(h)              101,878
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.12              6,655(h)                6,648
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94            112,213(h)              112,082
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2003-16 Cl 1A1
  12-25-18                           4.75            724,499                 699,109
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00            694,922                 667,973
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50            167,426                 166,222
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.02            106,955(h)              107,101
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11            234,621(h)              230,373
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00            487,143                 489,715

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                           6.00%          $246,894                $241,754
                                                                     ---------------
Total                                                                     45,219,049
------------------------------------------------------------------------------------

BANKING (2.0%)
Bank of America
 Sr Unsecured
  12-01-17                           5.75            190,000                 191,609
Citigroup
 Sr Unsecured
  02-14-11                           5.13            115,000                 115,643
JPMorgan Chase & Co
 Sr Nts
  01-15-18                           6.00            205,000                 209,684
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00            310,000                 315,277
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63            260,000                 236,062
Popular North America
 Sr Nts
  10-01-08                           3.88            845,000                 836,908
                                                                     ---------------
Total                                                                      1,905,183
------------------------------------------------------------------------------------

BROKERAGE (1.1%)
Goldman Sachs Group
 Sr Nts
  09-01-17                           6.25             40,000                  41,612
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20            575,000                 585,619
Merrill Lynch & Co
 Sr Unsecured
  08-28-17                           6.40             80,000                  81,277
Morgan Stanley
 Sr Unsecured
  12-28-17                           5.95            390,000                 389,722
                                                                     ---------------
Total                                                                      1,098,230
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
  10-15-12                           5.45             80,000                  80,668
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.3%)
General Electric
 Sr Unsecured
  12-06-17                           5.25            250,000                 249,480
Tyco Electronics Group
  10-01-12                           6.00             45,000(c,d)             46,114
                                                                     ---------------
Total                                                                        295,594
------------------------------------------------------------------------------------

ELECTRIC (2.9%)
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00             40,000                  39,092

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ELECTRIC (CONT.)
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80%          $360,000(j)             $359,148
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                           7.38            260,000                 276,136
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60            130,000(j)              129,013
Exelon Generation LLC
 Sr Unsecured
  01-15-14                           5.35             25,000                  24,330
  10-01-17                           6.20             70,000                  69,568
Exelon
 Sr Unsecured
  06-15-10                           4.45            365,000                 361,843
FirstEnergy
 Series B
  11-15-11                           6.45             60,000                  61,903
Florida Power
 1st Mtge
  03-01-13                           4.80             75,000                  73,864
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05            265,000(j)              249,063
Metropolitan Edison
 Secured
  03-15-10                           4.45             40,000                  39,974
Nevada Power
 Series M
  03-15-16                           5.95             10,000                   9,913
NiSource Finance
 Sr Nts
  03-01-13                           6.15            100,000                 103,087
Northern States Power
 Sr Nts
  08-01-09                           6.88            120,000                 123,792
Pacificorp
 1st Mtge
  10-15-37                           6.25             90,000                  94,835
Portland General Electric
  03-15-10                           7.88             70,000                  74,877
Potomac Electric Power
 Secured
  06-01-35                           5.40             75,000                  65,257
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88             70,000                  72,050
Sierra Pacific Power
 Series M
  05-15-16                           6.00            320,000                 317,198
Virginia Electric & Power
 Sr Unsecured
  11-30-12                           5.10            105,000                 105,451

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 178 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ELECTRIC (CONT.)
Xcel Energy
Sr Nts
  07-01-08                           3.40%           $90,000                 $89,244
                                                                     ---------------
Total                                                                      2,739,638
------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
Walt Disney
 Sr Unsecured
  12-01-12                           4.70            220,000                 220,770
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.9%)
Anheuser-Busch Companies
 Sr Unsub
  01-15-18                           5.50             90,000                  91,879
Cadbury Schweppes US Finance
  10-01-08                           3.88            915,000(d)              909,456
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75            105,000                 110,408
Diageo Capital
  01-30-13                           5.20            100,000(c)              100,457
HJ Heinz
  12-01-08                           6.43            190,000(d)              193,430
Kellogg
 Sr Unsub
  12-03-12                           5.13            115,000                 116,170
Molson Coors Capital Finance
  09-22-10                           4.85            345,000(c)              346,823
                                                                     ---------------
Total                                                                      1,868,623
------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00             95,000                  93,609
------------------------------------------------------------------------------------

GAS PIPELINES (0.8%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75             90,000                  96,515
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80            315,000                 327,903
Northern Natural Gas
 Sr Unsecured
  02-15-37                           5.80             40,000(d)               38,838
Southern Natural Gas
  04-01-17                           5.90            265,000(d)              260,645
                                                                     ---------------
Total                                                                        723,901
------------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Baxter Intl
 Sr Unsub
  12-01-37                           6.25             85,000                  87,390
Cardinal Health
 Sr Unsecured
  06-15-12                           5.65            100,000(d)              103,365
                                                                     ---------------
Total                                                                        190,755
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

HEALTH CARE INSURANCE (0.5%)
Aetna
 Sr Unsecured
  12-15-37                           6.75%          $125,000                $125,704
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30             80,000                  81,876
UnitedHealth Group
  11-15-37                           6.63            220,000(d)              221,692
WellPoint
 Sr Unsub
  01-15-36                           5.85             55,000                  50,679
                                                                     ---------------
Total                                                                        479,951
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.1%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95            275,000                 280,013
EnCana
  11-01-11                           6.30            205,000(c)              214,164
  02-01-38                           6.50             85,000(c)               87,780
EnCana
 Sr Nts
  10-15-13                           4.75             45,000(c)               43,416
XTO Energy
  01-31-15                           5.00             55,000                  52,948
XTO Energy
 Sr Unsecured
  02-01-14                           4.90            355,000                 348,838
  06-30-15                           5.30             35,000                  34,842
                                                                     ---------------
Total                                                                      1,062,001
------------------------------------------------------------------------------------

LIFE INSURANCE (0.7%)
Lincoln Natl
 Sr Unsecured
  10-09-37                           6.30             75,000                  71,931
Pricoa Global Funding 1
 Secured
  10-18-12                           5.40            155,000(d)              157,613
 Principal Life Income Funding
  Secured
  12-14-12                           5.30            135,000                 135,317
Prudential Financial
  12-01-37                           6.63            295,000                 294,207
                                                                     ---------------
Total                                                                        659,068
------------------------------------------------------------------------------------

MEDIA CABLE (0.8%)
Comcast
  03-15-11                           5.50            160,000                 161,736
  03-15-37                           6.45            420,000                 427,636
Comcast MO of Delaware LLC
  09-01-08                           9.00            200,000                 203,769
                                                                     ---------------
Total                                                                        793,141
------------------------------------------------------------------------------------

MEDIA NON CABLE (2.2%)
British Sky Broadcasting Group
  02-23-09                           6.88            425,000(c)              433,259

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MEDIA NON CABLE (CONT.)
News America
  12-15-35                           6.40%          $385,000                $389,484
  11-15-37                           6.65            150,000(d)              156,072
Reed Elsevier Capital
  08-01-11                           6.75            205,000                 215,250
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13            460,000                 453,576
Thomson
  02-01-08                           5.75            155,000(c)              155,177
Thomson
 Sr Unsecured
  08-15-09                           4.25             75,000(c)               74,922
  10-01-14                           5.70            250,000(c)              251,029
                                                                     ---------------
Total                                                                      2,128,769
------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Transocean
 Sr Unsecrued
  03-15-38                           6.80             65,000(c)               66,308
------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25            105,000                 102,440
------------------------------------------------------------------------------------

RAILROADS (0.7%)
Burlington Northern Santa Fe
  05-01-37                           6.15             50,000                  48,607
Canadian Pacific Railway
  05-15-37                           5.95             60,000(c)               54,092
CSX
  10-15-08                           6.25            130,000                 131,147
  03-15-12                           6.30            115,000                 117,747
CSX
 Sr Nts
  03-15-13                           5.75            245,000                 248,035
CSX
 Sr Unsecured
  11-01-09                           4.88             50,000                  49,802
                                                                     ---------------
Total                                                                        649,430
------------------------------------------------------------------------------------

REITS (0.2%)
Brandywine Operating Partnership LP
  05-01-17                           5.70            130,000                 120,427
ERP Operating LP
  06-15-17                           5.75            120,000                 114,643
                                                                     ---------------
Total                                                                        235,070
------------------------------------------------------------------------------------

RETAILERS (1.1%)
Home Depot
 Sr Unsecured
  03-01-11                           5.20             55,000                  54,713
  12-16-36                           5.88            220,000                 185,658
Kohl's
 Sr Unsecured
  12-15-17                           6.25            335,000                 336,588


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  179

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
RETAILERS (CONT.)
Macys Retail Holdings
  07-15-09                           4.80%          $455,000                $452,419
                                                                     ---------------
Total                                                                      1,029,378
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
Erac USA Finance
  10-15-17                           6.38            530,000(d)              512,691
FedEx
  04-01-09                           3.50            225,000                 221,364
                                                                     ---------------
Total                                                                        734,055
------------------------------------------------------------------------------------

WIRELINES (4.4%)
AT&T
 Sr Unsecured
  09-15-09                           4.13             90,000                  89,428
  03-15-11                           6.25            300,000                 312,284
  01-15-38                           6.30            370,000                 377,733
Telecom Italia Capital
  11-15-13                           5.25            610,000(c)              602,881
Telefonica Europe
  09-15-10                           7.75            490,000(c)              524,473
TELUS
  06-01-11                           8.00          1,225,000(c)            1,327,250
Verizon New York
 Sr Unsecured Series A
  04-01-12                           6.88            585,000                 620,689

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
WIRELINES (CONT.)
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                           5.65%          $310,000                $319,526
                                                                     ---------------
Total                                                                      4,174,264
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $97,598,608)                                                      $98,303,100
------------------------------------------------------------------------------------

MUNICIPAL BONDS (0.3%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                    VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%          $375,000                $325,628
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $374,963)                                                            $325,628
------------------------------------------------------------------------------------

MONEY MARKET FUND (8.9%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   8,509,766(n)           $8,509,766
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,509,766)                                                        $8,509,766
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $106,483,337)(o)                                                 $107,138,494
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                 NUMBER OF                                          UNREALIZED
                                                                 CONTRACTS         NOTIONAL         EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION                                            LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                              12            $1,396,500       March 2008         $(22,096)
U.S. Treasury Note, 2-year                                          (5)            (1,051,250)      March 2008           (1,885)
U.S. Treasury Note, 5-year                                          (52)           (5,734,625)      March 2008           (2,564)
U.S. Treasury Note, 10-year                                         (6)              (680,344)      March 2008            1,862
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $(24,683)
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 180 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Core Bond Fund

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                           BUY/SELL      PAY/RECEIVE
    COUNTERPARTY                               REFERENCED ENTITY           PROTECTION    FIXED RATE     EXPIRATION DATE
    -------------------------------------------------------------------------------------------------------------------
    Goldman Sachs, LLP                   Home Depot                            Buy           .50%       March 20, 2011
    Goldman Sachs, LLP                   ConAgra Foods                         Buy           .18        Sept. 20, 2011
    Citibank                             Reed Elsevier Capital                 Buy           .26        Sept. 20, 2011
    Lehman Brothers Special Financing    Reed Elsevier Capital                 Buy           .18        Sept. 20, 2011
    Lehman Brothers Special Financing    EnCana                                Buy           .29          Nov. 1, 2011
    Goldman Sachs, LLP                   FirstEnergy                           Buy           .60         Dec. 20, 2011
    Lehman Brothers Special Financing    CSX                                   Buy           .43        March 20, 2012
    JP Morgan Chase Bank                 Cardinal Health                       Buy          .225         June 20, 2012
    Goldman Sachs, LLP                   CSX                                   Buy           .54         Dec. 20, 2012
    Deutsche Bank                        Goldman Sachs Group                   Buy           .70         Dec. 20, 2012
    Deutsche Bank                        Lehman Brothers Holdings             Sell          1.23         Dec. 20, 2012
    JP Morgan Chase Bank                 NiSource Finance Corporation          Buy           .55         Dec. 20, 2012
    Citibank                             Clorox                                Buy           .31         Dec. 20, 2012
    -------------------------------------------------------------------------------------------------------------------
    Total
    -------------------------------------------------------------------------------------------------------------------

                                       NOTIONAL
                                       PRINCIPAL    UNREALIZED      UNREALIZED
    COUNTERPARTY                        AMOUNT      APPRECIATION    DEPRECIATION
    -------------------------------------------------------------------------------------------------------------------
    Goldman Sachs, LLP                  $50,000          $358            $--
    Goldman Sachs, LLP                  105,000           184             --
    Citibank                             50,000            --            (30)
    Lehman Brothers Special Financing   155,000           343             --
    Lehman Brothers Special Financing   205,000         1,280             --
    Goldman Sachs, LLP                   60,000            --            (74)
    Lehman Brothers Special Financing   110,000           604             --
    JP Morgan Chase Bank                100,000           278             --
    Goldman Sachs, LLP                  105,000           652             --
    Deutsche Bank                       105,000            --           (136)
    Deutsche Bank                       105,000           107             --
    JP Morgan Chase Bank                100,000         1,009             --
    Citibank                             80,000           615             --
    -------------------------------------------------------------------------------------------------------------------
    Total                                              $5,430          $(240)
    -------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                                                                         NOTIONAL
                                                                                                       EXPIRATION        PRINCIPAL
COUNTERPARTY                    FUND RECEIVES                             FUND PAYS                       DATE            AMOUNT
  --------------------------------------------------------------------------------------------------------------------------------
Citibank              Spread on Lehman Brothers Baa 8.5+      Absolute value of the spread             Jan. 1, 2008       $50,000
                      Commercial Mortgage-Backed              return amount, if such amount is
                      Securities Index plus 1.00% times       negative
                      notional amount plus spread return
                      amount, if such amount is positive
Citibank              Spread on Lehman Brothers Baa 8.5+      Absolute value of the spread             Jan. 1, 2008       200,000
                      Commercial Mortgage-Backed              return amount, if such amount is
                      Securities Index times notional         negative
                      amount plus spread return amount,
                      if such amount is positive
Wachovia              Total return on Lehman Brothers         Floating rate based on 1-month           Jan. 1, 2008       200,000
                      Baa 8.5+ Commercial                     LIBOR plus 1.10%
                      Mortgage-Backed Securities Index
Wachovia              Total return on Lehman Brothers         Floating rate based on 1-month          March 1, 2008       175,000
                      Baa 8.5+ Commercial                     LIBOR less 1.05%
                      Mortgage-Backed Securities Index
----------------------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------------------

                    UNREALIZED
COUNTERPARTY        DEPRECIATION
  --------------------------------------------------------------------------------------------------------------------------------
Citibank               $(1,533)
Citibank                (6,304)
Wachovia                (5,494)
Wachovia                (4,814)
----------------------------------------------------------------------------------------------------------------------------------
Total                 $(18,145)
----------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,008,436.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2007, the value of foreign securities represented 4.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $4,491,293 or 4.7% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  181

RiverSource VP - Core Bond Fund

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2007.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(j) At Dec. 31, 2007, investments in securities included securities valued at $104,635 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2007:

                                                                PRINCIPAL      SETTLEMENT       PROCEEDS
SECURITY                                                         AMOUNT           DATE         RECEIVABLE       VALUE
-----------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  01-01-38 5.00%                                                $500,000        01-14-08        $483,203       $487,813

(l) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Dec. 31, 2007. At Dec. 31, 2007, the value of inverse floaters represented 0.1% of net assets.

(n)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(o) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $106,692,350 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,140,143
Unrealized depreciation                                                (693,999)
-------------------------------------------------------------------------------
Net unrealized appreciation                                            $446,144
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 182 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Diversified Bond Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (101.4%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
FOREIGN AGENCIES (0.1%)(c)
Pemex Project Funding Master Trust
  03-01-18                             5.75%      $1,560,000(d)             $1,556,100
  06-15-35                             6.63        2,218,000                 2,337,847
                                                                       ---------------
Total                                                                        3,893,947
--------------------------------------------------------------------------------------

FOREIGN LOCAL GOVERNMENT (--%)(C)
Russian Federation
  03-31-30                             7.50        1,317,690(d)              1,498,872
--------------------------------------------------------------------------------------
SOVEREIGN (0.4%)(c)
Republic of Argentina
  09-12-13                             7.00        2,712,000                 2,379,780
Republic of Colombia
  01-27-17                             7.38          985,000                 1,066,263
  09-18-37                             7.38        1,160,000                 1,290,500
Republic of Indonesia
  10-12-35                             8.50          810,000(d)                946,688
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                            10.25    20,345,000,000                2,107,209
Republic of Philippines
  01-14-31                             7.75        1,996,000                 2,302,885
Republic of Turkey
  09-26-16                             7.00          590,000                   623,925
  04-03-18                             6.75        1,857,000                 1,905,746
  03-17-36                             6.88        1,050,000                 1,031,625
Republic of Uruguay
  05-17-17                             9.25          876,000                 1,055,580
Republic of Venezuela
  10-08-14                             8.50          944,000                   910,960
  02-26-16                             5.75          946,000                   761,530
                                                                       ---------------
Total                                                                       16,382,691
--------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (12.0%)
Federal Farm Credit Bank
  10-10-08                             4.25        7,115,000                 7,118,529
  10-17-12                             4.50       17,155,000                17,558,108
Federal Home Loan Bank
  01-18-08                             4.63       17,110,000                17,109,041
  02-08-08                             4.63       11,985,000                11,987,162
  02-13-08                             5.25       22,300,000                22,320,413
  10-10-12                             4.63       30,500,000                31,363,150
Federal Home Loan Mtge Corp
  09-16-08                             5.00       27,900,000                28,040,728
  03-15-31                             6.75       20,575,000                25,781,401
  04-16-37                             6.00       48,570,000                49,994,898
Federal Natl Mtge Assn
  01-15-08                             4.63       36,450,000                36,460,932
  06-15-10                             7.13        2,350,000                 2,542,430
  05-18-12                             4.88       30,760,000                31,921,498
  11-19-12                             4.75       51,670,000                53,471,526
  11-15-30                             6.63        2,400,000                 2,961,653
  07-15-37                             5.63       17,920,000                19,937,971

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury
  11-30-12                             3.38%      $2,935,000                $2,925,141
  02-15-26                             6.00       74,495,000(g)             88,160,213
  02-15-37                             4.75        5,965,000                 6,242,742
U.S. Treasury Inflation-Indexed Bond
  01-15-14                             2.00       66,230,167(g,q)           68,412,778
                                                                       ---------------
Total                                                                      524,310,314
--------------------------------------------------------------------------------------

ASSET-BACKED (2.5%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                             5.49        8,200,000(o)              8,230,750
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                             5.14        7,475,000(d,k)            7,425,929
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                             6.15        4,525,000(d)              4,532,006
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                             5.75        3,400,000                 3,472,454
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
  03-10-10                             3.10          300,000                   299,118
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                             5.62        9,725,000(j)                530,316
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                             4.92        1,020,000                   984,266
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                             5.69        6,625,000                 6,177,156
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                             5.13        1,352,938(k)              1,278,153
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                             5.03       10,000,000(k)              9,239,060
CPS Auto Trust Series 2007-C A3 (FSA)
  05-15-12                             5.43        8,099,948(d,o)            8,102,479
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                             5.78        6,775,000(d,o)            6,529,704
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                             2.85        1,500,000(d,o)            1,496,566
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                             5.01       10,841,000(k)             10,708,881

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                             5.89%      $6,200,000(j)             $1,182,365
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                             5.88       11,400,000(j)              2,804,286
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
  02-27-12                             5.88       11,633,000(j)              2,826,819
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                             5.90        7,263,000(j)              1,998,778
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                             5.57        2,755,000                 2,765,194
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                             6.31        1,605,000                   476,628
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                             6.66        1,040,000                   231,790
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                             7.01        1,530,000                   301,920
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                             5.01        5,955,000(k)              5,825,663
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                             5.05       14,600,000(k)             13,821,089
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                             5.45        3,750,000(d)              3,774,375
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
  10-12-12                             5.24        2,645,000(o)              2,676,687
                                                                       ---------------
Total                                                                      107,692,432
--------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (13.1%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                             5.02        2,250,000                 2,245,256


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  183

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Commercial Mtge
Series 2007-1 Cl A3
  01-15-49                             5.45%     $14,820,000               $14,730,189
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                             4.00          218,254                   213,862
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                             4.57        1,790,000                 1,779,828
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A2
  01-12-45                             5.33       10,000,000                10,044,100
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                             5.47        6,700,000                 6,754,136
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                             5.68       17,400,000                17,902,528
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                             4.15          976,670(d)                967,324
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                             5.43        3,741,000                 3,739,128
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                             5.89       14,850,000                15,180,317
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                             5.40        1,750,000                 1,754,876
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                             7.03        7,448,973                 7,608,195
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                             5.56        1,425,000(d,k)            1,407,056
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                             6.01       16,280,000                16,871,179
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                             5.83       11,250,000(d,k)           11,058,818
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                             5.66        6,700,000                 6,882,568
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                             5.91        7,400,000                 7,609,420
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                             6.18       11,825,000                12,243,250
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                             4.60        2,825,000                 2,763,480
CS First Boston Mtge Securities
 Series 2005-C5 Cl A4
  08-15-38                             5.10       22,885,000                22,240,350

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #385683
  02-01-13                             4.83%      $3,016,885                $3,044,374
Federal Natl Mtge Assn #387486
  07-01-15                             4.70        8,687,461                 8,639,336
Federal Natl Mtge Assn #555806
  10-01-13                             5.10          811,159                   826,944
Federal Natl Mtge Assn #735390
  03-01-16                             4.87        2,564,516                 2,584,032
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                             4.77        2,200,000                 2,113,872
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                             4.77        4,335,310(d)              4,323,581
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                             5.25        3,750,000(d)              3,774,129
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                             4.88        1,625,000                 1,632,851
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                             5.44       51,595,000                51,899,612
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                             4.96        3,000,000                 3,020,775
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                             5.55        5,000,000                 5,077,208
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                             6.10        8,450,000(d,k)            7,735,562
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                             5.99        7,000,000                 7,207,885
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                             5.99        5,350,000                 4,449,060
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
  07-12-37                             4.39        2,702,456                 2,668,162
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                             4.13        2,460,094                 2,429,080
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                             3.97        1,632,138                 1,615,467
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                             4.77        5,425,000                 5,342,063
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                             5.25        1,000,000                 1,012,183
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                             4.18        1,950,000                 1,935,198

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                             4.48%      $9,021,828                $8,961,938
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                             5.34       17,510,000                17,289,041
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                             5.48        5,675,000                 5,738,871
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                             5.49        4,425,000                 4,470,269
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                             5.79        7,100,000                 7,300,102
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
  02-12-51                             5.90       13,025,000                13,165,700
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                             6.20        5,575,000(d)              4,920,292
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                             5.42       20,550,000                20,479,125
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                             4.85        3,000,000                 3,004,538
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                             3.97        2,200,000                 2,126,696
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                             4.93        5,775,000                 5,692,418
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                             6.06        6,725,000                 6,955,857
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                             5.37        6,245,000                 6,227,917
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                             5.42        5,075,000                 5,067,791
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
  07-15-40                             5.86        8,225,000                 8,506,698
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                             5.87        7,900,000                 8,103,488
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-AR8 Cl A1
  10-28-46                             6.25           38,260(d)                 38,224
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                             4.34        2,625,000                 2,608,922

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 184 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
  04-14-40                             4.59%      $2,400,000                $2,360,448
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                             5.80        5,500,000                 5,667,681
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                             6.08        7,250,000                 7,565,158
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
  08-15-39                             6.10       11,675,000                12,073,336
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                             5.08       12,800,000(d)             12,728,694
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                             4.94       22,900,000                22,177,739
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                             5.09        2,975,000                 2,956,555
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                             5.56       36,200,000                36,583,648
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                             5.58        3,850,000                 3,859,866
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                             5.77       15,931,000                16,294,048
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                             5.73        6,000,000                 6,046,601
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                             5.31       12,575,000                12,518,304
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
  11-15-48                             5.34        5,675,000                 5,607,247
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                             5.51        3,000,000                 3,007,169
                                                                       ---------------
Total                                                                      565,431,615
--------------------------------------------------------------------------------------

MORTGAGE-BACKED (48.8%)(f,p)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                             5.69        4,429,026(l)              4,396,296
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                             5.93        5,239,087(l)              5,278,589
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                             6.19        7,090,448(l)              7,137,889

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                             5.03%     $11,891,373(l)            $10,801,270
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                             5.06       15,877,120(l)             14,828,350
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                             6.00        2,434,376                 2,393,089
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                             4.75        1,788,849                 1,762,576
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
  04-25-34                             6.00        4,463,199                 4,505,042
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                             6.00       26,685,192                25,910,358
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                             7.25          678,495(d)                474,946
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                             5.88        5,842,313(l)              5,891,213
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
  10-25-37                             6.00       19,135,251                18,907,369
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
  09-25-37                             6.00        6,800,028                 6,794,181
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                             6.25        7,338,844(l)              7,370,989
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                             5.10        5,650,000(d,l)            5,446,619
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                             6.00       17,162,902(l)             17,027,188
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
  08-25-35                             5.00        9,432,160                 8,902,455

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                             7.73%      $6,824,855(j)             $1,109,926
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                             4.75        1,618,006                 1,594,242
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                             5.50       18,527,488                17,665,748
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
  05-25-35                             5.12        5,559,457(k)              5,512,582
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                             5.50        3,065,065                 2,986,950
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                             5.50        3,125,568                 3,046,072
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                             5.50        5,890,966                 5,870,902
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                             7.50        2,526,531                 2,587,270
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                             5.50        2,170,300                 2,162,070
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                             6.00        6,199,604                 6,169,800
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                             6.00        5,670,601                 5,404,091
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                             6.00       12,584,688                12,460,477
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                             6.00       16,153,042                16,040,293
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                             6.00       20,019,119                19,906,512


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  185

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-22 Cl 2A16
  09-25-37                             6.50%     $24,285,451               $24,353,766
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                             6.50       24,435,266                23,572,396
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                             5.22       11,478,801(k)             10,664,519
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                             5.37       20,123,369(k)             15,516,885
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
  12-25-35                             5.50       16,772,664                16,242,804
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 17 Cl 4A1
  12-20-35                             5.62        6,706,379(l)              6,555,743
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                             7.00        3,185,109(d)              3,447,993
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                             5.36        4,082,162(l)              4,028,441
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB5 Cl 2A2
  09-20-36                             5.88        8,059,979(l)              8,101,649
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                             6.50       26,576,179                26,708,020
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                             6.00       13,278,283(l)             13,032,348
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
  11-25-18                             6.00        1,695,817                 1,702,975
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  12-25-34                             6.00       15,537,303                15,091,302
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
  02-25-37                             4.96        6,465,146(k)              6,377,996

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
  06-25-37                             4.98%      $5,452,117(l)             $5,386,116
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                            13.12       20,573,499(j)                154,301
Federal Home Loan Mtge Corp
  01-01-38                             6.00       44,900,000(e)             45,559,581
  01-01-38                             6.50       52,000,000(e)             53,446,223
Federal Home Loan Mtge Corp #1G3723
  08-01-37                             6.23        4,662,220(l)              4,706,268
Federal Home Loan Mtge Corp #1J0283
  02-01-37                             5.83       10,326,318(l)             10,493,934
Federal Home Loan Mtge Corp #1J1445
  01-01-37                             5.90       18,854,511(l)             19,122,942
Federal Home Loan Mtge Corp #A27373
  10-01-34                             6.50          513,212                   528,943
Federal Home Loan Mtge Corp #B11452
  12-01-18                             6.00        1,272,145                 1,301,054
Federal Home Loan Mtge Corp #C00356
  08-01-24                             8.00           90,934                    97,397
Federal Home Loan Mtge Corp #C14412
  09-01-28                             6.00        1,196,906                 1,223,201
Federal Home Loan Mtge Corp #C53878
  12-01-30                             5.50          903,363                   905,744
Federal Home Loan Mtge Corp #C59161
  10-01-31                             6.00        2,569,635                 2,619,666
Federal Home Loan Mtge Corp #C79930
  06-01-33                             5.50        2,361,403                 2,360,727
Federal Home Loan Mtge Corp #C80198
  08-01-24                             8.00           53,590                    57,399
Federal Home Loan Mtge Corp #C80253
  01-01-25                             9.00           53,266                    57,802
Federal Home Loan Mtge Corp #C90767
  12-01-23                             6.00        3,505,269                 3,574,110
Federal Home Loan Mtge Corp #D95319
  03-01-22                             6.00          379,535                   387,464
Federal Home Loan Mtge Corp #D96300
  10-01-23                             5.50          315,007                   316,691
Federal Home Loan Mtge Corp #E01127
  02-01-17                             6.50        2,220,204                 2,299,127
Federal Home Loan Mtge Corp #E01419
  05-01-18                             5.50        1,267,845                 1,285,726
Federal Home Loan Mtge Corp #E98725
  08-01-18                             5.00        4,003,003                 4,013,453
Federal Home Loan Mtge Corp #E99684
  10-01-18                             5.00        3,375,710                 3,384,560
Federal Home Loan Mtge Corp #G01108
  04-01-30                             7.00        1,814,830                 1,907,824
Federal Home Loan Mtge Corp #G01427
  12-01-31                             6.50          588,453                   608,525
Federal Home Loan Mtge Corp #G01535
  04-01-33                             6.00          482,074                   492,543

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #G02757
  06-01-36                             5.00%     $30,837,565               $30,107,728
Federal Home Loan Mtge Corp #G03419
  07-01-37                             6.00       43,003,236                43,645,433
Federal Home Loan Mtge Corp #G30225
  02-01-23                             6.00        4,640,754                 4,737,707
Federal Home Loan Mtge Corp #H01089
  08-01-37                             6.00       39,914,362                40,175,151
Federal Home Loan Mtge Corp #H01724
  09-01-37                             6.00       17,241,495                17,345,887
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                             8.64        4,968,327(j)              1,214,135
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                            21.35          387,673(j)                  6,838
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                            31.80        1,198,259(j)                 18,995
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
  06-15-32                            14.50        7,830,042(j,u)              470,990
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
  03-15-22                             7.00          519,488                   519,488
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                             5.50        4,558,651                 4,595,685
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                             6.50        1,655,262                 1,726,994
Federal Natl Mtge Assn
  01-01-23                             5.50        2,000,000(e)              2,025,624
  01-01-23                             6.00       11,000,000(e)             11,254,375
  01-01-38                             6.00      178,950,000(e)            181,745,198
  01-01-38                             7.00       44,000,000(e)             45,760,000
Federal Natl Mtge Assn #125032
  11-01-21                             8.00           22,100                    23,612
Federal Natl Mtge Assn #125474
  02-01-27                             7.50          561,579                   600,846
Federal Natl Mtge Assn #190353
  08-01-34                             5.00       11,101,857                10,844,464
Federal Natl Mtge Assn #190899
  04-01-23                             8.50          201,229                   213,565
Federal Natl Mtge Assn #190988
  06-01-24                             9.00          223,677                   239,865

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 186 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #253883
  08-01-16                             6.00%        $521,714                  $534,723
Federal Natl Mtge Assn #254224
  02-01-17                             7.00          769,521                   800,915
Federal Natl Mtge Assn #254560
  11-01-32                             5.00        2,783,844                 2,723,185
Federal Natl Mtge Assn #254675
  01-01-23                             6.50          135,872                   140,553
Federal Natl Mtge Assn #254916
  09-01-23                             5.50        3,744,840                 3,768,346
Federal Natl Mtge Assn #255788
  06-01-15                             5.50        4,072,818                 4,190,440
Federal Natl Mtge Assn #256171
  03-01-26                             6.00       20,400,701                20,776,151
Federal Natl Mtge Assn #256339
  07-01-36                             5.50       19,957,320                19,837,177
Federal Natl Mtge Assn #257016
  12-01-37                             7.00       43,872,092                45,637,777
Federal Natl Mtge Assn #303727
  02-01-11                             6.00           55,086                    55,972
Federal Natl Mtge Assn #442411
  11-01-28                             6.50        1,000,409                 1,036,920
Federal Natl Mtge Assn #445254
  12-01-13                             5.50        1,450,813                 1,470,922
Federal Natl Mtge Assn #446964
  10-01-28                             6.00        3,156,061                 3,227,616
Federal Natl Mtge Assn #450370
  01-01-29                             6.50        1,572,653                 1,630,048
Federal Natl Mtge Assn #484820
  04-01-14                             5.50            7,793                     7,901
Federal Natl Mtge Assn #50553
  04-01-22                             8.00           76,681                    81,994
Federal Natl Mtge Assn #510587
  08-01-29                             7.00          101,569                   107,124
Federal Natl Mtge Assn #545339
  11-01-31                             6.50           83,457                    86,948
Federal Natl Mtge Assn #545342
  04-01-13                             7.00          377,672                   380,608
Federal Natl Mtge Assn #545869
  07-01-32                             6.50        1,257,287                 1,301,518
Federal Natl Mtge Assn #545885
  08-01-32                             6.50        2,659,678                 2,786,837
Federal Natl Mtge Assn #545910
  08-01-17                             6.00        1,377,036                 1,413,194
Federal Natl Mtge Assn #555375
  04-01-33                             6.00        8,011,273                 8,185,503
Federal Natl Mtge Assn #555376
  04-01-18                             4.50          173,789                   170,995
Federal Natl Mtge Assn #555458
  05-01-33                             5.50       10,038,401                10,047,837
Federal Natl Mtge Assn #555528
  04-01-33                             6.00       21,873,386                22,284,363
Federal Natl Mtge Assn #555734
  07-01-23                             5.00        3,000,304                 2,961,100
Federal Natl Mtge Assn #555740
  08-01-18                             4.50        1,612,183                 1,592,031

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #576603
  03-01-15                             6.00%      $2,429,262                $2,486,884
Federal Natl Mtge Assn #606882
  10-01-31                             7.00          433,408                   456,759
Federal Natl Mtge Assn #609621
  11-01-31                             7.00        2,113,102                 2,226,950
Federal Natl Mtge Assn #617746
  08-01-32                             6.50          174,416                   180,313
Federal Natl Mtge Assn #626720
  01-01-17                             6.00          128,079                   131,273
Federal Natl Mtge Assn #630599
  05-01-32                             7.00        2,908,300                 3,061,850
Federal Natl Mtge Assn #634367
  03-01-17                             6.50          807,498                   833,115
Federal Natl Mtge Assn #646938
  06-01-32                             7.00        1,312,244                 1,381,527
Federal Natl Mtge Assn #647549
  08-01-17                             6.00        1,185,908                 1,215,699
Federal Natl Mtge Assn #650159
  10-01-32                             6.50        2,146,465                 2,232,646
Federal Natl Mtge Assn #652600
  02-01-18                             5.50        5,206,449                 5,285,167
Federal Natl Mtge Assn #667604
  10-01-32                             5.50        5,437,431                 5,447,111
Federal Natl Mtge Assn #667721
  03-01-33                             6.00        1,696,165                 1,729,863
Federal Natl Mtge Assn #667787
  02-01-18                             5.50          601,537                   610,477
Federal Natl Mtge Assn #669925
  09-01-17                             6.50        1,936,153                 2,008,667
Federal Natl Mtge Assn #670382
  09-01-32                             6.00        5,071,015                 5,166,294
Federal Natl Mtge Assn #670387
  08-01-32                             7.00          654,765                   690,541
Federal Natl Mtge Assn #672289
  12-01-17                             5.50          366,785                   372,529
Federal Natl Mtge Assn #678028
  09-01-17                             6.00          450,538                   461,856
Federal Natl Mtge Assn #683116
  02-01-33                             6.00          254,856                   259,645
Federal Natl Mtge Assn #684585
  02-01-33                             5.50          475,519                   476,516
Federal Natl Mtge Assn #684586
  03-01-33                             6.00        1,506,446                 1,536,733
Federal Natl Mtge Assn #684601
  03-01-33                             6.00        1,096,570                 1,121,339
Federal Natl Mtge Assn #687051
  01-01-33                             6.00        5,161,480                 5,231,839
Federal Natl Mtge Assn #687736
  02-01-33                             5.50        2,516,821                 2,518,688
Federal Natl Mtge Assn #688691
  03-01-33                             5.50          481,564                   481,921
Federal Natl Mtge Assn #689093
  07-01-28                             5.50        1,398,456                 1,404,367
Federal Natl Mtge Assn #694316
  03-01-18                             5.50        1,452,210                 1,474,492

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #694546
  03-01-33                             5.50%      $1,438,667                $1,439,734
Federal Natl Mtge Assn #694628
  04-01-33                             5.50        2,075,863                 2,081,501
Federal Natl Mtge Assn #694795
  04-01-33                             5.50        2,668,531                 2,675,783
Federal Natl Mtge Assn #694988
  03-01-33                             5.50        5,199,814                 5,210,675
Federal Natl Mtge Assn #695202
  03-01-33                             6.50        1,730,408                 1,786,788
Federal Natl Mtge Assn #705096
  06-01-18                             5.00          397,708                   398,742
Federal Natl Mtge Assn #709901
  06-01-18                             5.00        2,417,454                 2,423,721
Federal Natl Mtge Assn #711501
  05-01-33                             5.50        1,278,238                 1,281,802
Federal Natl Mtge Assn #720378
  06-01-18                             4.50        3,137,869                 3,087,421
Federal Natl Mtge Assn #723687
  08-01-28                             5.50        2,108,261                 2,117,172
Federal Natl Mtge Assn #725232
  03-01-34                             5.00       11,358,876                11,099,939
Federal Natl Mtge Assn #725284
  11-01-18                             7.00           68,592                    71,425
Federal Natl Mtge Assn #725424
  04-01-34                             5.50       42,676,048                42,707,693
Federal Natl Mtge Assn #725425
  04-01-34                             5.50       13,258,108                13,274,541
Federal Natl Mtge Assn #725684
  05-01-18                             6.00        4,196,472                 4,303,351
Federal Natl Mtge Assn #725719
  07-01-33                             4.85        3,004,029(l)              3,004,179
Federal Natl Mtge Assn #725773
  09-01-34                             5.50       16,483,274                16,484,184
Federal Natl Mtge Assn #725813
  12-01-33                             6.50        6,031,880                 6,228,410
Federal Natl Mtge Assn #726940
  08-01-23                             5.50           49,951                    50,498
Federal Natl Mtge Assn #730153
  08-01-33                             5.50          511,245                   511,624
Federal Natl Mtge Assn #730231
  08-01-23                             5.50        5,655,885                 5,691,385
Federal Natl Mtge Assn #731075
  07-01-18                             5.50          105,266                   106,839
Federal Natl Mtge Assn #731417
  09-01-18                             5.50        1,259,422                 1,278,532
Federal Natl Mtge Assn #732094
  08-01-18                             5.50           76,825                    78,014
Federal Natl Mtge Assn #735212
  12-01-34                             5.00       23,741,567                23,191,126
Federal Natl Mtge Assn #735224
  02-01-35                             5.50       38,105,467                38,133,723
Federal Natl Mtge Assn #735841
  11-01-19                             4.50        7,890,738                 7,760,793
Federal Natl Mtge Assn #742840
  10-01-18                             5.50        1,031,680                 1,047,392


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  187

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #743262
  10-01-18                             5.00%      $2,433,745                $2,440,177
Federal Natl Mtge Assn #743455
  10-01-18                             5.50        3,786,809                 3,844,193
Federal Natl Mtge Assn #745275
  02-01-36                             5.00       29,715,282                29,010,211
Federal Natl Mtge Assn #745278
  06-01-19                             4.50       14,930,741                14,690,700
Federal Natl Mtge Assn #745283
  01-01-36                             5.50       48,678,316                48,648,623
Federal Natl Mtge Assn #745355
  03-01-36                             5.00        7,974,311                 7,785,101
Federal Natl Mtge Assn #745392
  12-01-20                             4.50       38,263,525                37,633,401
Federal Natl Mtge Assn #745563
  08-01-34                             5.50       13,743,191                13,753,382
Federal Natl Mtge Assn #747584
  11-01-28                             5.50        3,538,640                 3,553,597
Federal Natl Mtge Assn #753919
  12-01-33                             4.94        2,975,023(l)              2,977,748
Federal Natl Mtge Assn #756844
  02-01-19                             5.00        1,926,512                 1,930,065
Federal Natl Mtge Assn #759342
  01-01-34                             6.50          635,298                   658,869
Federal Natl Mtge Assn #761031
  01-01-34                             5.00          438,661                   430,864
Federal Natl Mtge Assn #763703
  04-01-34                             5.50       23,554,451                23,555,752
Federal Natl Mtge Assn #765758
  02-01-19                             5.00        2,279,079                 2,284,776
Federal Natl Mtge Assn #765760
  02-01-19                             5.00          236,446                   237,037
Federal Natl Mtge Assn #776962
  04-01-29                             5.00        8,129,828                 7,985,327
Federal Natl Mtge Assn #776987
  04-01-29                             5.00          268,320                   263,550
Federal Natl Mtge Assn #779676
  06-01-34                             5.00       22,557,042                22,034,064
Federal Natl Mtge Assn #785738
  11-01-19                             5.00        8,401,086                 8,416,581
Federal Natl Mtge Assn #797232
  09-01-34                             5.50       14,861,957                14,862,778
Federal Natl Mtge Assn #811114
  02-01-35                             5.50       18,630,939                18,619,574
Federal Natl Mtge Assn #833731
  07-01-20                             5.00       14,227,320                14,241,277
Federal Natl Mtge Assn #837258
  09-01-35                             4.93        1,915,149(l)              1,925,950
Federal Natl Mtge Assn #878661
  02-01-36                             5.50       13,820,459                13,737,260
Federal Natl Mtge Assn #881629
  02-01-36                             5.50       10,271,542                10,209,707
Federal Natl Mtge Assn #883201
  07-01-36                             6.50        3,328,819                 3,441,897
Federal Natl Mtge Assn #885871
  06-01-36                             7.00        4,722,704                 4,927,517

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #886404
  08-01-36                             6.50%      $9,903,927               $10,181,659
Federal Natl Mtge Assn #886464
  08-01-36                             6.50        5,002,919                 5,143,214
Federal Natl Mtge Assn #887096
  07-01-36                             5.81       11,148,129(l)             11,240,875
Federal Natl Mtge Assn #887589
  07-01-36                             6.50        6,813,253                 7,044,666
Federal Natl Mtge Assn #888414
  11-01-35                             5.00        7,271,187                 7,098,659
Federal Natl Mtge Assn #928860
  11-01-37                             8.00        7,797,136(e)              8,227,898
Federal Natl Mtge Assn #940811
  07-01-37                             6.50       10,073,457                10,354,866
Federal Natl Mtge Assn #949090
  09-01-37                             6.50       14,202,833                14,488,816
Federal Natl Mtge Assn #950788
  10-01-37                             6.50       28,048,587                28,832,141
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                            21.22           15,536(j)                      2
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                            12.91       17,265,361(j)              3,692,185
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                            10.85        1,504,045(j)                259,618
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                             6.11        1,411,894(j)                199,477
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                             8.59       11,790,693(j)              2,899,774
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                             5.66       30,417,890(j)              7,480,900
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                             9.47       29,078,183(j,u)            2,818,258
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                             8.00        1,292,137                 1,371,020

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #604708
  10-15-33                             5.50%      $3,354,280                $3,380,486
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
  08-20-32                            15.24        2,574,120(j)                432,073
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                            41.84          464,768(j)                 33,130
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                             5.31        3,140,144(l)              3,017,952
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
  01-19-38                             5.06        9,333,455(l)              9,222,625
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                             5.18       10,997,979(l)              9,705,312
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                             4.50       43,727,103(j)                211,803
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
  12-25-35                             5.85        4,499,893(l)              4,425,465
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR35 Cl 2A2
  01-25-37                             4.97        6,112,277(l)              6,055,983
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                             6.35       13,515,461(l)             13,567,766
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                             7.00          181,289(d)                180,949
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                             6.25          742,150(d)                734,750
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                             6.50       28,760,547                29,481,689
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                             5.00        2,825,065                 2,809,183

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 188 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
  08-25-19                             5.00%      $1,999,743                $1,998,644
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                             5.00        2,810,493                 2,748,325
MASTR Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
  10-25-19                             4.50       14,410,513                14,104,289
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
  04-25-37                             5.05       12,946,980(k)             12,783,562
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                             6.00       23,641,763                23,475,561
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
  04-25-46                             6.05           89,989(d)                 89,989
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                             6.00        3,734,224                 3,745,403
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                             5.93        6,917,281(l)              6,799,324
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                             5.50        9,795,955                 9,340,688
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                             7.10       19,455,984(j)                121,600
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                             4.50        2,032,598                 1,957,290
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                             5.29        7,055,228(l)              6,948,096
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                             5.12          194,543(l)                194,351

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                             5.94%      $4,937,352(l)             $4,931,623
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
  02-25-46                             5.79        8,638,705(l)              8,404,596
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2003-16 Cl 1A1
  12-25-18                             4.75       19,147,480                18,476,441
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                             5.00       23,908,737                22,981,556
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                             5.50       17,989,484                17,423,207
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                             5.50        6,574,236                 6,526,987
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                             6.02        4,706,026(l)              4,712,457
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                             5.11        8,595,675(l)              8,440,023
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                             6.00       22,483,572                22,602,285
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
  10-25-37                             6.00        9,093,298                 8,903,973
                                                                       ---------------
Total                                                                    2,120,960,280
--------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
  11-01-13                             6.88        1,830,000                 1,820,850
L-3 Communications
  01-15-15                             5.88        1,880,000                 1,814,200
L-3 Communications
 Series B
  10-15-15                             6.38        2,080,000                 2,048,800
                                                                       ---------------
Total                                                                        5,683,850
--------------------------------------------------------------------------------------

BANKING (2.2%)
Bank of America
 Sr Unsecured
  12-01-17                             5.75        5,785,000                 5,833,999

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
BANKING (CONT.)
Bank of America
 Sub Nts
  03-15-17                             5.30%      $2,975,000                $2,892,819
Citigroup
 Sr Unsecured
  02-14-11                             5.13        5,240,000                 5,269,281
JPMorgan Chase & Co
 Sr Nts
  01-15-18                             6.00        6,340,000                 6,484,869
JPMorgan Chase Bank
 Sub Nts
  10-01-17                             6.00       16,830,000                17,116,463
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                             5.63       21,975,000                19,951,758
Popular North America
 Sr Nts
  10-01-08                             3.88       38,456,000                38,087,745
Regions Bank
 Sub Nts
  06-26-37                             6.45        1,805,000                 1,702,043
                                                                       ---------------
Total                                                                       97,338,977
--------------------------------------------------------------------------------------

BROKERAGE (1.2%)
Goldman Sachs Group
 Sr Nts
  09-01-17                             6.25        1,885,000                 1,960,966
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                             6.20       26,190,000                26,673,676
Merrill Lynch & Co
 Sr Unsecured
  08-28-17                             6.40        3,575,000                 3,632,050
Morgan Stanley
 Sr Nts
  11-02-12                             5.25        6,680,000                 6,677,776
Morgan Stanley
 Sr Unsecured
  12-28-17                             5.95       13,870,000                13,860,111
                                                                       ---------------
Total                                                                       52,804,579
--------------------------------------------------------------------------------------

CHEMICALS (0.2%)
NALCO
 Sr Unsecured
  11-15-11                             7.75        7,965,000                 8,064,563
NewMarket
  12-15-16                             7.13        2,375,000                 2,351,250
                                                                       ---------------
Total                                                                       10,415,813
--------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
  10-15-12                             5.45        3,720,000                 3,751,062
--------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  189

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

DIVERSIFIED MANUFACTURING (0.3%)
General Electric
 Sr Unsecured
  12-06-17                             5.25%     $11,425,000               $11,401,236
Tyco Electronics Group
  10-01-12                             6.00        2,135,000(c,d)            2,187,839
                                                                       ---------------
Total                                                                       13,589,075
--------------------------------------------------------------------------------------

ELECTRIC (2.9%)
Consumers Energy
 1st Mtge Series F
  05-15-10                             4.00        2,085,000                 2,037,691
Consumers Energy
 1st Mtge Series H
  02-17-09                             4.80       15,310,000                15,273,761
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                             7.38       11,675,000                12,399,562
Entergy Gulf States
 1st Mtge
  06-01-08                             3.60        5,755,000                 5,711,320
Exelon Generation LLC
 Sr Unsecured
  01-15-14                             5.35        2,300,000                 2,238,349
  10-01-17                             6.20        2,385,000                 2,370,282
Exelon
 Sr Unsecured
  06-15-10                             4.45       16,710,000                16,565,425
FirstEnergy
 Series B
  11-15-11                             6.45        2,725,000                 2,811,410
Florida Power
 1st Mtge
  03-01-13                             4.80        3,560,000                 3,506,066
Indiana Michigan Power
 Sr Nts
  03-15-37                             6.05       12,425,000                11,677,773
IPALCO Enterprises
 Secured
  11-14-08                             8.38          265,000                   269,638
  11-14-11                             8.63        1,765,000                 1,844,425
Majapahit Holding
  10-17-16                             7.75          620,000(c,d)              621,550
Metropolitan Edison
 Secured
  03-15-10                             4.45        1,915,000                 1,913,776
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                             8.56          107,689                   114,958
Nevada Power
 Series M
  03-15-16                             5.95        3,550,000                 3,519,271
NiSource Finance
 Sr Nts
  03-01-13                             6.15        4,640,000                 4,783,255
Northern States Power
 Sr Nts
  08-01-09                             6.88        5,240,000                 5,405,600

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
ELECTRIC (CONT.)
NRG Energy
  02-01-14                             7.25%        $870,000                  $848,250
  01-15-17                             7.38        1,035,000                 1,009,125
Pacificorp
 1st Mtge
  10-15-37                             6.25        3,900,000                 4,109,508
Portland General Electric
  03-15-10                             7.88        3,100,000                 3,315,977
Potomac Electric Power
 Secured
  06-01-35                             5.40        3,310,000                 2,880,005
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                             6.88        4,295,000                 4,420,762
Sierra Pacific Power
 Series M
  05-15-16                             6.00       11,540,000                11,438,967
Virginia Electric & Power
 Sr Unsecured
  11-30-12                             5.10        4,805,000                 4,825,652
Xcel Energy
 Sr Nts
  07-01-08                             3.40        1,395,000                 1,383,282
                                                                       ---------------
Total                                                                      127,295,640
--------------------------------------------------------------------------------------

ENTERTAINMENT (0.3%)
United Artists Theatre Circuit
 Pass-Through Ctfs
  07-01-15                             9.30        2,116,669(i)              2,159,002
Walt Disney
 Sr Unsecured
  12-01-12                             4.70        9,980,000                10,014,930
                                                                       ---------------
Total                                                                       12,173,932
--------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.0%)
Anheuser-Busch Companies
 Sr Unsub
  01-15-18                             5.50        4,030,000                 4,114,142
Cadbury Schweppes US Finance
  10-01-08                             3.88       41,375,000(d)             41,124,350
ConAgra Foods
 Sr Unsecured
  09-15-11                             6.75        4,620,000                 4,857,958
Constellation Brands
  12-15-14                             8.38          760,000                   769,500
Cott Beverages USA
  12-15-11                             8.00        3,250,000                 3,022,500
Diageo Capital
  01-30-13                             5.20        4,700,000(c)              4,721,456
HJ Heinz
  12-01-08                             6.43        8,595,000(d)              8,750,140
Kellogg
 Sr Unsub
  12-03-12                             5.13        5,290,000                 5,343,799
Molson Coors Capital Finance
  09-22-10                             4.85       15,870,000(c)             15,953,873
                                                                       ---------------
Total                                                                       88,657,718
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                             8.00%        $380,000                  $385,700
--------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                             4.00        4,130,000                 4,069,520
--------------------------------------------------------------------------------------

GAS PIPELINES (1.0%)
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                             7.75        3,990,000                 4,278,824
Colorado Interstate Gas
 Sr Nts
  11-15-15                             6.80       19,375,000                20,168,619
Kinder Morgan Energy Partners LP
 Sr Unsecured
  03-15-11                             6.75        2,900,000                 3,042,257
Northern Natural Gas
 Sr Unsecured
  02-15-37                             5.80        1,995,000(d)              1,937,039
Northwest Pipeline
 Sr Unsecured
  04-15-17                             5.95        1,800,000                 1,761,750
Southern Natural Gas
  04-01-17                             5.90        7,485,000(d)              7,361,999
Southern Star Central
 Sr Nts
  03-01-16                             6.75        1,750,000(m)              1,675,625
Transcontinental Gas Pipe Line
 Series B
  08-15-11                             7.00          910,000                   954,363
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                             6.40        3,776,000                 3,875,120
                                                                       ---------------
Total                                                                       45,055,596
--------------------------------------------------------------------------------------

HEALTH CARE (0.3%)
Baxter Intl
 Sr Unsub
  12-01-37                             6.25        4,140,000                 4,256,417
Cardinal Health
 Sr Unsecured
  06-15-12                             5.65        4,710,000(d)              4,868,472
Omnicare
  12-15-13                             6.75        2,180,000                 2,049,200
  12-15-15                             6.88          375,000                   348,750
                                                                       ---------------
Total                                                                       11,522,839
--------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.5%)
Aetna
 Sr Unsecured
  12-15-37                             6.75        5,960,000                 5,993,555
Coventry Health Care
 Sr Unsecured
  08-15-14                             6.30        4,145,000                 4,242,200
UnitedHealth Group
  11-15-37                             6.63        9,760,000(d)              9,835,054

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 190 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
HEALTH CARE INSURANCE (CONT.)
WellPoint
Sr Unsub
  01-15-36                             5.85%      $2,685,000                $2,474,056
                                                                       ---------------
Total                                                                       22,544,865
--------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.2%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                             5.95       12,485,000                12,712,602
Chesapeake Energy
  07-15-13                             7.63          400,000                   412,000
  01-15-16                             6.63        2,884,000                 2,819,110
Denbury Resources
  04-01-13                             7.50          265,000                   267,650
Denbury Resources
 Sr Sub Nts
  12-15-15                             7.50          220,000                   221,925
EnCana
  11-01-11                             6.30        9,260,000(c)              9,673,931
  02-01-38                             6.50        3,830,000(c)              3,955,279
EnCana
 Sr Nts
  10-15-13                             4.75        1,895,000(c)              1,828,315
Range Resources
  03-15-15                             6.38          795,000                   775,125
  05-15-16                             7.50          160,000                   163,200
TNK-BP Finance
  03-13-18                             7.88          705,000(c,d)              709,265
XTO Energy
  01-31-15                             5.00        2,395,000                 2,305,633
XTO Energy
 Sr Unsecured
  02-01-14                             4.90       15,820,000                15,545,365
  06-30-15                             5.30        1,895,000                 1,886,452
                                                                       ---------------
Total                                                                       53,275,852
--------------------------------------------------------------------------------------

LIFE INSURANCE (0.7%)
Lincoln Natl
 Sr Unsecured
  10-09-37                             6.30        3,710,000                 3,558,187
Pricoa Global Funding 1
 Secured
  10-18-12                             5.40        7,100,000(d)              7,219,706
 Principal Life Income Funding
  Secured
  12-14-12                             5.30        6,500,000                 6,515,269
Prudential Financial
  12-01-37                             6.63       13,715,000                13,678,106
                                                                       ---------------
Total                                                                       30,971,268
--------------------------------------------------------------------------------------

MEDIA CABLE (1.0%)
Comcast
  03-15-11                             5.50        7,730,000                 7,813,871
  03-15-37                             6.45       18,485,000                18,821,075
Comcast MO of Delaware LLC
  09-01-08                             9.00       12,500,000                12,735,550

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MEDIA CABLE (CONT.)
CSC Holdings
 Sr Nts Series B
  07-15-09                             8.13%      $3,077,000                $3,127,001
Quebecor Media
 Sr Unsecured
  03-15-16                             7.75          450,000(c,d)              433,125
Videotron Ltee
  01-15-14                             6.88        1,590,000(c)              1,556,213
                                                                       ---------------
Total                                                                       44,486,835
--------------------------------------------------------------------------------------

MEDIA NON CABLE (2.4%)
British Sky Broadcasting Group
  02-23-09                             6.88       19,417,000(c)             19,794,350
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                             8.50          335,000                   339,606
EchoStar DBS
  10-01-13                             7.00          285,000                   287,850
  10-01-14                             6.63          820,000                   815,900
  02-01-16                             7.13        1,125,000                 1,147,500
News America
  12-15-35                             6.40       17,340,000                17,541,942
  11-15-37                             6.65        6,925,000(d)              7,205,324
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                             8.75        2,951,000(d)              3,035,841
Reed Elsevier Capital
  08-01-11                             6.75        9,420,000                 9,891,000
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                             6.88          428,000                   383,060
RH Donnelley
 Sr Nts
  10-15-17                             8.88        1,495,000(d)              1,390,350
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                             6.13       20,500,000                20,213,718
Thomson
  02-01-08                             5.75        7,685,000(c)              7,693,764
Thomson
 Sr Unsecured
  08-15-09                             4.25        3,325,000(c)              3,321,532
  10-01-14                             5.70       11,385,000(c)             11,431,872
                                                                       ---------------
Total                                                                      104,493,609
--------------------------------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                             8.25        3,120,000(m)              3,307,200
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

OIL FIELD SERVICES (0.1%)
Gaz Capital for Gazprom
 Sr Nts
  11-22-16                             6.21%        $600,000(c,d)             $579,000
Transocean
 Sr Unsecrued
  03-15-38                             6.80        2,960,000(c)              3,019,585
                                                                       ---------------
Total                                                                        3,598,585
--------------------------------------------------------------------------------------

OTHER INDUSTRY (0.1%)
Baldor Electric
  02-15-17                             8.63        2,160,000                 2,224,800
--------------------------------------------------------------------------------------

PACKAGING (0.2%)
Crown Americas LLC/Capital
  11-15-13                             7.63        1,156,000(m)              1,182,010
  11-15-15                             7.75        3,020,000                 3,110,600
Owens-Brockway Glass Container
  05-15-13                             8.25        5,075,000                 5,265,313
                                                                       ---------------
Total                                                                        9,557,923
--------------------------------------------------------------------------------------

PAPER (0.1%)
Cascades
 Sr Nts
  02-15-13                             7.25        1,150,000(c)              1,078,125
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                             8.00        2,930,000                 2,831,113
                                                                       ---------------
Total                                                                        3,909,238
--------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Travelers Companies
 Sr Unsecured
  06-15-37                             6.25        4,705,000                 4,590,292
--------------------------------------------------------------------------------------

RAILROADS (0.7%)
Burlington Northern Santa Fe
  05-01-37                             6.15        2,250,000                 2,187,308
Canadian Pacific Railway
  05-15-37                             5.95        2,675,000(c)              2,411,611
CSX
  10-15-08                             6.25        6,918,000                 6,979,031
  03-15-12                             6.30        5,260,000                 5,385,630
CSX
 Sr Nts
  03-15-13                             5.75       11,160,000                11,298,295
CSX
 Sr Unsecured
  11-01-09                             4.88        2,260,000                 2,251,028
                                                                       ---------------
Total                                                                       30,512,903
--------------------------------------------------------------------------------------

REITS (0.2%)
Brandywine Operating Partnership LP
  05-01-17                             5.70        5,690,000                 5,270,972
ERP Operating LP
  06-15-17                             5.75        5,295,000                 5,058,631
                                                                       ---------------
Total                                                                       10,329,603
--------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  191

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

RETAILERS (1.1%)
Home Depot
 Sr Unsecured
  03-01-11                             5.20%      $2,510,000                $2,496,900
  12-16-36                             5.88        9,860,000                 8,320,864
Kohl's
 Sr Unsecured
  12-15-17                             6.25       15,100,000                15,171,589
Macys Retail Holdings
  07-15-09                             4.80       20,781,000                20,663,089
                                                                       ---------------
Total                                                                       46,652,442
--------------------------------------------------------------------------------------

TECHNOLOGY (--%)
Communications & Power Inds
  02-01-12                             8.00          235,000                   235,000
--------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
Erac USA Finance
  10-15-17                             6.38       24,165,000(d)             23,375,771
FedEx
  04-01-09                             3.50       10,160,000                 9,995,835
Hertz
  01-01-14                             8.88        2,645,000                 2,681,369
                                                                       ---------------
Total                                                                       36,052,975
--------------------------------------------------------------------------------------

WIRELINES (4.4%)
AT&T
 Sr Unsecured
  09-15-09                             4.13        2,755,000                 2,737,481
  03-15-11                             6.25       14,443,000                15,034,383
  01-15-38                             6.30       16,660,000                17,008,194
Telecom Italia Capital
  11-15-13                             5.25       27,932,000(c)             27,606,034
Telefonica Europe
  09-15-10                             7.75       22,225,000(c)             23,788,595
TELUS
  06-01-11                             8.00       55,506,000(c)             60,139,030
Verizon New York
 Sr Unsecured Series A
  04-01-12                             6.88       27,720,000                29,411,114
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                             5.65       12,273,000                12,650,149
Windstream
  08-01-16                             8.63        4,300,000                 4,515,000
  03-15-19                             7.00          535,000                   509,588
                                                                       ---------------
Total                                                                      193,399,568
--------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $4,379,679,471)                                                  $4,413,057,410
--------------------------------------------------------------------------------------

MUNICIPAL BONDS (0.4%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                      VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
Revenue Bonds
 Series 2007A-1
  06-01-46                             6.71%     $17,935,000               $15,573,678
--------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $17,837,630)                                                        $15,573,678
--------------------------------------------------------------------------------------

SENIOR LOANS (2.0%)(n)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                      VALUE(A)
CHEMICALS (0.1%)
Celanese
 Term Loan
  04-06-14                        5.23-6.98%      $3,405,486(c)             $3,287,724
--------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
Jarden
 Tranche B3 Term Loan
  01-21-12                             7.33        9,461,288                 9,201,102
--------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Aramark
 Letter of Credit
  01-26-14                             5.20          284,441                   269,864
Aramark
 Term Loan
  01-20-14                             7.20        3,979,817                 3,781,662
Pinnacle Foods Holding
 Term Loan
  04-02-14                        7.59-7.95        2,681,525                 2,515,270
                                                                       ---------------
Total                                                                        6,566,796
--------------------------------------------------------------------------------------

HEALTH CARE (0.6%)
Community Health Systems
 Delayed Draw Term Loan
  TBD                                   TBD          536,427(e,r,s)            515,919
Community Health Systems
 Term Loan
  07-25-14                             7.33        7,999,466                 7,693,647
HCA
 Tranche B Term Loan
  01-21-13                             7.08       10,934,288                10,505,445
Vanguard Health Systems
 Term Loan
  09-23-11                             7.10        4,733,138                 4,555,645
                                                                       ---------------
Total                                                                       23,270,656
--------------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Asurion
 1st Lien Term Loan
  07-03-14                             7.88        2,896,000                 2,787,400
--------------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications
 Term Loan
  03-06-13                             6.99        7,430,000                 6,930,629

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                      VALUE(A)
MEDIA CABLE (CONT.)
Univision
 Delayed Draw Term Loan
  TBD                                   TBD          $48,125(e,r,s)            $43,794
Univision
 Term Loan
  09-23-14                        7.10-7.21%       1,385,993                 1,261,254
                                                                       ---------------
Total                                                                        8,235,677
--------------------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Idearc
 Tranche B Term Loan
  11-17-14                        6.83-7.20        7,785,389                 7,399,078
Nielsen Finance
 Term Loan
  08-09-13                        7.15-7.49        5,692,484(c)              5,404,330
                                                                       ---------------
Total                                                                       12,803,408
--------------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Dresser
 Tranche B
 1st Lien Term Loan
  05-04-14                        7.35-7.45        2,121,369                 2,039,697
--------------------------------------------------------------------------------------

PAPER (0.1%)
Domtar
 Term Loan
  03-07-14                             6.40        1,447,219(c)              1,386,161
Georgia Pacific
 Tranche B Term Loan
  12-20-12                        6.83-6.95        3,989,848                 3,797,577
TBD                                     TBD          992,898(e,r)              945,050
                                                                       ---------------
Total                                                                        6,128,788
--------------------------------------------------------------------------------------

RETAILERS (--%)
Neiman Marcus Group
 Term Loan
  04-06-13                        6.90-7.00        1,663,235                 1,596,872
--------------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
Flextronics Intl Tranche A1A
 Delayed Draw Term Loan
TBD                                     TBD          916,501(r)                893,588
Flextronics Intl
 Term Loan
  10-01-14                             7.39        3,189,423                 3,109,688
West Corp
 Tranche B2 Term Loan
  10-24-13                        7.22-7.47        2,479,997                 2,357,560
                                                                       ---------------
Total                                                                        6,360,836
--------------------------------------------------------------------------------------

WIRELINES (0.1%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.49        3,500,000                 3,364,375
--------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $88,730,660)                                                        $85,643,331
--------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 192 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

COMMON STOCKS (--%)
ISSUER                                              SHARES                      VALUE(A)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                                   3,450,000(b)                     $3
----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $--)                                                                           $3
----------------------------------------------------------------------------------------

MONEY MARKET FUND (5.6%)(H)
                                               SHARES                         VALUE(A)
RiverSource Short-Term
 Cash Fund                                       243,599,414(t)           $243,599,414
--------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $243,599,414)                                                      $243,599,414
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,729,847,175)(v)                                               $4,757,873,836
======================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                               NUMBER OF                                             UNREALIZED
                                                               CONTRACTS          NOTIONAL         EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION                                          LONG/(SHORT)      MARKET VALUE          DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                             700           $81,462,500      March 2008       $(1,226,373)
U.S. Treasury Note, 2-year                                          321            67,490,250      March 2008          (156,231)
U.S. Treasury Note, 5-year                                       (1,647)         (181,633,219)     March 2008           176,882
U.S. Treasury Note, 10-year                                        (856)          (97,062,379)     March 2008           207,640
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                 $(998,082)
---------------------------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                             REFERENCED                 BUY/SELL    PAY/RECEIVE     EXPIRATION
COUNTERPARTY                                                   ENTITY                  PROTECTION   FIXED RATE         DATE
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing                      Kinder Morgan Energy Partners      Buy           .41%      March 20, 2011
Goldman Sachs, LLP                                                        Home Depot      Buy           .50       March 20, 2011
Lehman Brothers Special Financing                              Reed Elsevier Capital      Buy           .18       Sept. 20, 2011
Goldman Sachs, LLP                                                     ConAgra Foods      Buy           .18       Sept. 20, 2011
Citibank                                                       Reed Elsevier Capital      Buy           .26       Sept. 20, 2011
Lehman Brothers Special Financing                                             EnCana      Buy           .29         Nov. 1, 2011
Goldman Sachs, LLP                                                       FirstEnergy      Buy           .60        Dec. 20, 2011
Lehman Brothers Special Financing                                                CSX      Buy           .43       March 20, 2012
JP Morgan Chase Bank                                                 Cardinal Health      Buy          .225        June 20, 2012
Goldman Sachs, LLP                                                               CSX      Buy           .54        Dec. 20, 2012
Deutsche Bank                                                    Goldman Sachs Group      Buy           .70        Dec. 20, 2012
Deutsche Bank                                               Lehman Brothers Holdings     Sell          1.23        Dec. 20, 2012
JP Morgan Chase Bank                                                NiSource Finance      Buy           .55        Dec. 20, 2012
Citibank                                                                      Clorox      Buy           .31        Dec. 20, 2012
--------------------------------------------------------------------------------------------------------------------------------
Total
--------------------------------------------------------------------------------------------------------------------------------

                                                NOTIONAL
                                               PRINCIPAL     UNREALIZED     UNREALIZED
COUNTERPARTY                                     AMOUNT     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing              $2,900,000          $--        $(3,943)
Goldman Sachs, LLP                              2,340,000       16,753             --
Lehman Brothers Special Financing               7,040,000       15,577             --
Goldman Sachs, LLP                              4,620,000        8,078             --
Citibank                                        2,380,000           --         (1,414)
Lehman Brothers Special Financing               9,260,000       57,811             --
Goldman Sachs, LLP                              2,725,000           --         (3,360)
Lehman Brothers Special Financing               5,115,000       28,106             --
JP Morgan Chase Bank                            4,710,000       13,087             --
Goldman Sachs, LLP                              4,770,000       29,620             --
Deutsche Bank                                   4,830,000           --         (6,278)
Deutsche Bank                                   4,830,000        4,930             --
JP Morgan Chase Bank                            4,640,000       46,813             --
Citibank                                        3,720,000       28,614             --
---------------------------------------------
Total                                                         $249,389       $(14,995)
---------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  193

RiverSource VP - Diversified Bond Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

COUNTERPARTY                                                      FUND RECEIVES                       FUND PAYS
----------------------------------------------------------------------------------------------------------------------
Citibank                                                Spread on Lehman Brothers Baa 8.5+       Absolute value of the
                                                                Commercial Mortgage-Backed       spread return amount,
                                                         Securities Index plus 1.00% times           if such amount is
                                                        notional amount plus spread return                    negative
                                                        amount, if such amount is positive
Wachovia                                               Total return on Lehman Brothers Baa      Floating rate based on
                                                           8.5+ Commercial Mortgage-Backed          1-month LIBOR plus
                                                                          Securities Index                       1.10%
Citibank                                                Spread on Lehman Brothers Baa 8.5+       Absolute value of the
                                                                Commercial Mortgage-Backed       spread return amount,
                                                           Securities Index times notional           if such amount is
                                                         amount plus spread return amount,                    negative
                                                                if such amount is positive
Wachovia                                               Total return on Lehman Brothers Baa      Floating rate based on
                                                           8.5+ Commercial Mortgage-Backed          1-month LIBOR less
                                                                          Securities Index                       1.05%
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------

                                                                       NOTIONAL
                                                    EXPIRATION        PRINCIPAL        UNREALIZED
COUNTERPARTY                                           DATE             AMOUNT        DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Citibank                                            Jan. 1, 2008      $2,800,000        $(85,845)
Wachovia                                            Jan. 1, 2008       8,650,000        (237,595)
Citibank                                            Jan. 1, 2008       8,700,000        (274,226)
Wachovia                                           March 1, 2008       7,800,000        (214,572)
-------------------------------------------------
Total                                                                                  $(812,238)
-------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2007

                                                      CURRENCY TO BE         CURRENCY TO BE         UNREALIZED        UNREALIZED
EXCHANGE DATE                                            DELIVERED              RECEIVED           APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Jan. 9, 2008                                            2,299,748,000              20,907,750        $269,322               $--
                                                         Japanese Yen             U.S. Dollar
Jan. 9, 2008                                               49,863,000                 436,724              --           (10,757)
                                                         Japanese Yen             U.S. Dollar
Jan. 9, 2008                                               27,614,000                 246,659              --            (1,154)
                                                         Japanese Yen             U.S. Dollar
Jan. 9, 2008                                               26,547,000                 238,449             210                --
                                                         Japanese Yen             U.S. Dollar
Jan. 9, 2008                                               14,412,000                 127,626              --            (1,711)
                                                         Japanese Yen             U.S. Dollar
Jan. 9, 2008                                               47,799,600               8,580,661              --          (216,077)
                                                      Norwegian Krone             U.S. Dollar
Jan. 9, 2008                                               22,601,000               4,161,572           1,318                --
                                                      Norwegian Krone             U.S. Dollar
Jan. 9, 2008                                               55,704,000               8,617,974              --              (800)
                                                        Swedish Krone             U.S. Dollar
Jan. 9, 2008                                               12,700,237              14,409,000              --           (74,794)
                                                          U.S. Dollar       Australian Dollar
Jan. 9, 2008                                                8,691,606               9,900,000              --           (14,254)
                                                          U.S. Dollar       Australian Dollar
Jan. 9, 2008                                                   28,000                  24,714              --              (180)
                                                          U.S. Dollar       Australian Dollar
Jan. 9, 2008                                                  326,704                 374,000           1,002                --
                                                          U.S. Dollar       Australian Dollar
Jan. 9, 2008                                                3,723,447               1,803,000              --          (142,677)
                                                          U.S. Dollar           British Pound
Jan. 9, 2008                                                8,582,603               4,262,000              --          (118,235)
                                                          U.S. Dollar           British Pound
Jan. 9, 2008                                                  654,043                 331,000           3,326                --
                                                          U.S. Dollar           British Pound
Jan. 9, 2008                                                  128,381                  63,000              --            (3,263)
                                                          U.S. Dollar           British Pound

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 194 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

RiverSource VP - Diversified Bond Fund

                                                      CURRENCY TO BE         CURRENCY TO BE         UNREALIZED        UNREALIZED
EXCHANGE DATE                                            DELIVERED              RECEIVED           APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Jan. 9, 2008                                                   77,689                  38,000              --            (2,221)
                                                          U.S. Dollar           British Pound
Jan. 9, 2008                                                8,632,058              11,223,000              --           (32,434)
                                                          U.S. Dollar      New Zealand Dollar
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                $275,178         $(618,557)
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2007, the value of foreign securities represented 5.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $213,826,470 or 4.9% of net assets.

(e) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $349,788,919.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.5% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 4.1% of net assets.

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES               COST
----------------------------------------------------------------------------------------------
United Artists Theatre Circuit
  9.30% Pass-Through Ctfs 2015                                   12-08-95           $2,116,669

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2007.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(m) At Dec. 31, 2007, investments in securities included securities valued at $2,541,810 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(p) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2007:

                                                                PRINCIPAL     SETTLEMENT     PROCEEDS
SECURITY                                                          AMOUNT         DATE       RECEIVABLE      VALUE
--------------------------------------------------------------------------------------------------------------------
Federal Natl MtgeAssn
  01-01-38 5.00%                                                $8,000,000      01-14-08    $7,731,250    $7,805,000
  01-01-38 5.50                                                 64,000,000      01-14-08    63,580,000    63,920,000

(q) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(r) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

--------------------------------------------------------------------------------

                 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT  195

RiverSource VP - Diversified Bond Fund

(s) At Dec. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Community Health Systems                                              $536,427
Univision                                                               48,125
-------------------------------------------------------------------------------
Total                                                                 $584,552
-------------------------------------------------------------------------------

(t)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(u) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Dec. 31, 2007. At Dec. 31, 2007, the value of inverse floaters represented 0.1% of net assets.

(v) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $4,732,415,154 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $60,779,194
Unrealized depreciation                                              (35,320,512)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $25,458,682
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 196 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Diversified Equity Income Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (99.0%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (1.2%)
Goodrich                                             300,026             $21,184,836
Honeywell Intl                                       481,077              29,619,911
                                                                     ---------------
Total                                                                     50,804,747
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
United Parcel Service Cl B                           249,309              17,631,132
------------------------------------------------------------------------------------

AIRLINES (1.1%)
AMR                                                  564,379(b)            7,918,237
Continental Airlines Cl B                            196,926(b)            4,381,604
Delta Air Lines                                      444,387(b)            6,616,922
Northwest Airlines                                   604,098(b)            8,765,462
UAL                                                  186,981(b)            6,667,742
US Airways Group                                     587,136(b)            8,636,771
                                                                     ---------------
Total                                                                     42,986,738
------------------------------------------------------------------------------------

AUTOMOBILES (1.6%)
Ford Motor                                         6,501,050(b)           43,752,066
General Motors                                       910,586              22,664,486
                                                                     ---------------
Total                                                                     66,416,552
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Genentech                                            134,529(b)            9,022,860
------------------------------------------------------------------------------------

CHEMICALS (3.0%)
Air Products & Chemicals                             155,855              15,371,979
Dow Chemical                                       1,239,209              48,849,619
EI du Pont de Nemours & Co                         1,283,644              56,595,863
                                                                     ---------------
Total                                                                    120,817,461
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
US Bancorp                                           374,700              11,892,978
Wachovia                                             360,982              13,728,146
Wells Fargo & Co                                     294,886               8,902,608
                                                                     ---------------
Total                                                                     34,523,732
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                     452,114              14,770,564
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                  382,366(c)            8,928,246
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Hewlett-Packard                                    1,064,158              53,718,696
IBM                                                  511,588              55,302,663
                                                                     ---------------
Total                                                                    109,021,359
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Fluor                                                174,985              25,498,814
Insituform Technologies Cl A                         155,497(b)            2,301,356
                                                                     ---------------
Total                                                                     27,800,170
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSUMER FINANCE (--%)
Discover Financial Services                           71,205              $1,073,771
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America                                    2,251,193              92,884,224
Citigroup                                          2,423,153              71,337,624
JPMorgan Chase & Co                                  633,053              27,632,763
                                                                     ---------------
Total                                                                    191,854,611
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (8.7%)
AT&T                                               4,043,647             168,053,969
BT Group                                           4,691,255(c)           25,287,625
Deutsche Telekom ADR                               3,039,217(c)           65,859,832
Telefonos de Mexico ADR Series L                   1,180,801(c)           43,500,709
Verizon Communications                             1,153,162              50,381,648
                                                                     ---------------
Total                                                                    353,083,783
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.4%)
Duke Energy                                          510,751              10,301,848
Edison Intl                                          207,379              11,067,817
Exelon                                               328,782              26,841,762
FirstEnergy                                          345,170              24,969,598
FPL Group                                            603,907              40,932,817
Southern                                             595,547              23,077,446
                                                                     ---------------
Total                                                                    137,191,288
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
ABB ADR                                            1,374,029(c)           39,572,035
Hubbell Cl B                                         124,380               6,418,008
                                                                     ---------------
Total                                                                     45,990,043
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.6%)
Baker Hughes                                         612,670              49,687,537
BJ Services                                          401,469               9,739,638
Halliburton                                        1,715,328              65,028,085
Schlumberger                                         515,095              50,669,895
Tenaris ADR                                          204,265(c)            9,136,773
Transocean                                           298,022(b)           42,661,849
                                                                     ---------------
Total                                                                    226,923,777
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                      451,208              21,445,916
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Kraft Foods Cl A                                     640,846              20,910,805
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
CIGNA                                                315,148              16,932,902
Health Net                                           239,996(b)           11,591,807
Humana                                               253,733(b)           19,108,632
                                                                     ---------------
Total                                                                     47,633,341
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Royal Caribbean Cruises                              445,379              18,901,885
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD DURABLES (0.4%)
Whirlpool                                            193,563             $15,800,548
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (5.6%)
3M                                                   468,337              39,490,176
General Electric                                   3,824,478             141,773,399
McDermott Intl                                       766,331(b)           45,236,519
                                                                     ---------------
Total                                                                    226,500,094
------------------------------------------------------------------------------------

INSURANCE (14.6%)
ACE                                                1,332,015(c)           82,291,887
Allstate                                             654,657              34,192,735
American Intl Group                                  585,854              34,155,288
Aon                                                  709,865              33,853,462
Axis Capital Holdings                                609,452(c)           23,750,344
Endurance Specialty Holdings                         660,542(c)           27,564,418
Everest Re Group                                      96,200(c)            9,658,480
Lincoln Natl                                         415,179              24,171,721
Loews                                              1,307,687              65,828,964
Marsh & McLennan Companies                         1,876,217              49,663,464
Montpelier Re Holdings                             1,002,065(c)           17,045,126
PartnerRe                                            179,619(c)           14,823,956
RenaissanceRe Holdings                               374,895(c)           22,583,675
Safeco                                               332,594              18,518,834
Travelers Companies                                1,575,423              84,757,757
XL Capital Cl A                                    1,096,263(c)           55,152,992
                                                                     ---------------
Total                                                                    598,013,103
------------------------------------------------------------------------------------

IT SERVICES (0.2%)
Computer Sciences                                    188,416(b)            9,320,940
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                        736,904              16,116,090
------------------------------------------------------------------------------------

MACHINERY (9.0%)
Caterpillar                                        1,521,228             110,380,304
Deere & Co                                           870,468              81,057,980
Eaton                                                525,080              50,906,506
Illinois Tool Works                                  593,842              31,794,301
Ingersoll-Rand Cl A                                1,098,218(c)           51,034,190
Parker Hannifin                                      534,134              40,225,632
                                                                     ---------------
Total                                                                    365,398,913
------------------------------------------------------------------------------------

MEDIA (0.3%)
Idearc                                               142,165               2,496,417
RH Donnelley                                         249,714(b)            9,109,567
                                                                     ---------------
Total                                                                     11,605,984
------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                                484,274              17,700,215
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Macy's                                               323,640               8,372,567
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  197

RiverSource VP - Diversified Equity Income Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MULTI-UTILITIES (0.8%)
Dominion Resources                                   443,433             $21,040,896
NiSource                                             719,356              13,588,635
                                                                     ---------------
Total                                                                     34,629,531
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.6%)
Anadarko Petroleum                                   261,669              17,189,037
Apache                                               196,856              21,169,894
BP ADR                                               694,929(c)           50,847,955
Chevron                                              916,261              85,514,620
ConocoPhillips                                       868,460              76,685,018
Devon Energy                                          87,799               7,806,209
EnCana                                               173,392(c)           11,783,720
Marathon Oil                                         956,222              58,195,671
Petroleo Brasileiro ADR                              485,164(c)           55,910,299
Pioneer Natural Resources                            272,114              13,290,048
Spectra Energy                                       301,368               7,781,322
Total ADR                                            307,293(c)           25,382,402
                                                                     ---------------
Total                                                                    431,556,195
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.5%)
Intl Paper                                         1,225,334              39,676,315
Weyerhaeuser                                         287,143              21,173,925
                                                                     ---------------
Total                                                                     60,850,240
------------------------------------------------------------------------------------

PHARMACEUTICALS (5.6%)
Abbott Laboratories                                  473,405              26,581,691
Bristol-Myers Squibb                                 735,659              19,509,677
Eli Lilly & Co                                       373,278              19,929,312
Johnson & Johnson                                    585,003              39,019,700
Merck & Co                                           957,802              55,657,873
Pfizer                                             1,714,519              38,971,017
Schering-Plough                                      270,640               7,209,850
Wyeth                                                533,187              23,561,534
                                                                     ---------------
Total                                                                    230,440,654
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ROAD & RAIL (0.3%)
Burlington Northern Santa Fe                          78,950              $6,571,009
Union Pacific                                         56,864               7,143,255
                                                                     ---------------
Total                                                                     13,714,264
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Intel                                              3,568,326              95,131,571
STMicroelectronics                                 1,200,637(c)           17,169,109
Taiwan Semiconductor Mfg ADR                       2,639,810(c)           26,292,508
                                                                     ---------------
Total                                                                    138,593,188
------------------------------------------------------------------------------------

SOFTWARE (1.6%)
Microsoft                                          1,817,700              64,710,120
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
Fannie Mae                                           986,152              39,426,357
------------------------------------------------------------------------------------

TOBACCO (3.9%)
Altria Group                                         926,049              69,990,783
Loews-Carolina Group                               1,031,290(d)           87,969,037
                                                                     ---------------
Total                                                                    157,959,820
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Sprint Nextel                                      2,105,556              27,645,950
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,508,794,797)                                                $4,036,087,554
------------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)
ISSUER                                            SHARES                    VALUE(A)
PHARMACEUTICALS
Schering-Plough 6.00%
 Cv                                                   40,000              $9,727,600
------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $10,000,000)                                                       $9,727,600
------------------------------------------------------------------------------------

BONDS (0.4%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

WIRELINES
Qwest Communications Intl
 Cv
  11-15-25                          3.50%        $11,148,000             $14,951,252
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $11,148,000)                                                      $14,951,252
------------------------------------------------------------------------------------

MONEY MARKET FUND (1.5%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  62,780,613(e)          $62,780,613
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $62,780,613)                                                      $62,780,613
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,592,723,410)(f)                                             $4,123,547,019
====================================================================================

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2007

                                                                  CURRENCY TO BE          CURRENCY TO BE          UNREALIZED
EXCHANGE DATE                                                        DELIVERED               RECEIVED            DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Jan. 3, 2008                                                              268,725               134,682            $(1,206)
                                                                      U.S. Dollar         British Pound

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 16.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(f) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $3,605,980,753 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $749,027,600
Unrealized depreciation                                              (231,461,334)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $517,566,266
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 198 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

RiverSource VP - Diversified Equity Income Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  199

PORTFOLIO OF INVESTMENTS

RiverSource VP - Emerging Markets Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (95.4%)(c)
ISSUER                                            SHARES                    VALUE(A)
ARGENTINA (--%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telecom Argentina ADR                                     14(b)                 $312
------------------------------------------------------------------------------------

BRAZIL (19.5%)
COMMERCIAL BANKS (1.1%)
Banco Daycoval                                       216,100               2,073,441
Banco do Brasil                                      469,200               8,026,832
                                                                     ---------------
Total                                                                     10,100,273
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Positivo Informatica                                 260,493               6,375,262
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Bolsa de Mercadorias e Futuros (BM&F)                369,607               5,199,873
Bradespar                                            382,600              10,248,599
                                                                     ---------------
Total                                                                     15,448,472
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
Cyrela Brazil Realty                                 953,800              12,989,285
Rossi Residencial                                    177,600               4,547,440
                                                                     ---------------
Total                                                                     17,536,725
------------------------------------------------------------------------------------

IT SERVICES (1.3%)
Redecard                                             766,700              12,425,976
------------------------------------------------------------------------------------

METALS & MINING (4.6%)
Companhia Sidrurgica Nacional ADR                     99,947               8,952,253
Companhia Vale do Rio Doce ADR                     1,094,262              35,749,539
                                                                     ---------------
Total                                                                     44,701,792
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.4%)
Petroleo Brasileiro ADR                              525,655              60,576,482
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Aracruz Celulose ADR                                  91,870               6,830,535
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
Even Construtora e Incorporadora                     645,600(b)            6,139,921
Multiplan Empreendimentos Imobiliarios               572,814(b)            6,830,573
                                                                     ---------------
Total                                                                     12,970,494
------------------------------------------------------------------------------------

CHINA (5.7%)
AUTO COMPONENTS (0.6%)
Minth Group                                        3,654,000               5,361,825
------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.2%)
China Construction Bank Series H                  25,582,000              21,424,352
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CHINA (CONT.)

OIL, GAS & CONSUMABLE FUELS (2.9%)
China Shenhua Energy Series H                        827,000              $4,871,921
CNOOC                                             13,785,000              23,151,332
                                                                     ---------------
Total                                                                     28,023,253
------------------------------------------------------------------------------------

CZECH REPUBLIC (0.9%)
ELECTRIC UTILITIES
CEZ                                                  120,000               8,937,514
------------------------------------------------------------------------------------

EGYPT (1.4%)

CONSTRUCTION & ENGINEERING
Orascom Construction Inds                            133,441              13,720,702
------------------------------------------------------------------------------------

HONG KONG (7.5%)
CAPITAL MARKETS (0.3%)
REXCAPITAL Financial Holdings                     14,200,000(b)            2,684,601
------------------------------------------------------------------------------------

MARINE (0.4%)
Pacific Basin Shipping                             2,487,000               3,946,429
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
China Grand Forestry Resources Group              24,386,000(b)            5,095,651
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (3.1%)
Agile Property Holdings                            3,632,000               6,520,674
Cheung Kong Holdings                                 514,000               9,390,984
China Overseas Land & Investment                   4,064,000               8,323,443
Sino Land                                          1,456,000               5,098,873
                                                                     ---------------
Total                                                                     29,333,974
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Prime Success Intl Group                           5,267,066               3,880,489
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
China Mobile                                       1,572,000              27,377,002
------------------------------------------------------------------------------------

INDIA (5.6%)
COMMERCIAL BANKS (1.1%)
ICICI Bank ADR                                       174,855              10,753,583
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
Bharat Heavy Electricals                             168,130              10,943,352
------------------------------------------------------------------------------------

METALS & MINING (0.8%)
Steel Authority of India                           1,028,988               7,348,393
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.4%)
Reliance Inds                                        193,871              14,107,102
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INDIA (CONT.)

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Bharti Airtel                                        443,695(b)          $11,099,357
------------------------------------------------------------------------------------

INDONESIA (1.4%)
GAS UTILITIES (0.8%)
Perusahaan Gas Negara                              4,941,500               7,952,583
------------------------------------------------------------------------------------

METALS & MINING (0.6%)
Intl Nickel Indonesia                                554,000               5,595,719
------------------------------------------------------------------------------------

ISRAEL (1.1%)

CHEMICALS
Israel Chemicals                                     818,245              10,388,316
------------------------------------------------------------------------------------

MALAYSIA (3.4%)
COMMERCIAL BANKS (0.4%)
Bumiputra-Commerce Holdings                        1,188,400               3,914,227
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
KNM Group                                          5,403,200              12,440,158
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
IOI                                                4,313,300              10,040,005
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Genting Group                                      2,710,300               6,422,249
------------------------------------------------------------------------------------

MEXICO (9.1%)
CONSTRUCTION MATERIALS (0.5%)
CEMEX ADR                                            182,388(b)            4,714,730
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.9%)
Corporacion GEO Series B                           1,650,100(b)            4,750,405
Desarrolladora Homex ADR                             125,197(b)            6,190,992
Urbi Desarrollos Urbanos                           2,136,800(b)            7,385,772
                                                                     ---------------
Total                                                                     18,327,169
------------------------------------------------------------------------------------

MEDIA (0.7%)
Grupo Televisa ADR                                   283,962               6,749,777
------------------------------------------------------------------------------------

METALS & MINING (1.0%)
Grupo Mexico Series B                              1,522,200               9,573,848
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (5.0%)
America Movil ADR Series L                           778,654              47,801,570
------------------------------------------------------------------------------------

NORWAY (0.3%)
FOOD PRODUCTS
Copeinca                                             315,200(b)            2,813,975
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 200 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Emerging Markets Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAKISTAN (0.5%)
COMMERCIAL BANKS
United Bank GDR                                      443,400(b,d)         $4,978,173
------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.2%)

REAL ESTATE MANAGEMENT & DEVELOPMENT
Filinvest Land                                    52,415,000(b)            1,705,590
------------------------------------------------------------------------------------

RUSSIA (17.7%)
COMMERCIAL BANKS (2.8%)
Sberbank Cl S                                      6,483,360              27,312,003
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Eurasia Drilling GDR                                 388,870(b)           10,596,707
TMK Cl S                                                   3                      34
                                                                     ---------------
Total                                                                     10,596,741
------------------------------------------------------------------------------------

METALS & MINING (2.4%)
Mechel ADR                                            57,961               5,630,332
MMC Norilsk Nickel ADR                                24,700               6,545,500
Novolipetsk Steel GDR                                256,644(d)           10,458,055
                                                                     ---------------
Total                                                                     22,633,887
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Sibirskiy Cement                                      30,681               5,369,175
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.0%)
Gazprom ADR                                          725,025              41,108,918
LUKOIL ADR                                           197,492              16,688,074
                                                                     ---------------
Total                                                                     57,796,992
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Pharmstandard Cl S                                   112,951(b)            8,104,234
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (4.0%)
Mobile Telesystems ADR                               197,864              20,140,577
Vimpel-Communications ADR                            438,154              18,227,206
                                                                     ---------------
Total                                                                     38,367,783
------------------------------------------------------------------------------------

SINGAPORE (1.0%)
FOOD PRODUCTS (0.3%)
China Fishery Group                                2,613,000               3,326,244
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SINGAPORE (CONT.)

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Keppel Land                                        1,335,000              $6,690,035
------------------------------------------------------------------------------------

SOUTH AFRICA (6.4%)
CONSTRUCTION & ENGINEERING (1.0%)
Aveng                                              1,092,205               9,655,476
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.9%)
Murray & Roberts Holdings                            567,301               8,417,747
------------------------------------------------------------------------------------

METALS & MINING (3.2%)
Anglo Platinum                                        68,537              10,109,244
Impala Platinum Holdings                             293,487              10,196,916
Kumba Iron Ore                                       272,903              11,429,977
                                                                     ---------------
Total                                                                     31,736,137
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
MTN Group                                            650,011              12,173,336
------------------------------------------------------------------------------------

SOUTH KOREA (7.7%)
COMMERCIAL BANKS (1.2%)
Shinhan Financial Group                              194,991              11,063,781
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
Daelim Industrial                                     53,393              10,098,481
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Infopia                                              100,353(b)            6,468,644
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.0%)
NHN                                                   23,737(b)            5,661,757
SK Communications                                    128,256(b)            4,395,916
                                                                     ---------------
Total                                                                     10,057,673
------------------------------------------------------------------------------------

MACHINERY (2.2%)
Doosan Infracore                                     355,830              11,203,189
Hyundai Heavy Inds                                    20,832               9,712,395
                                                                     ---------------
Total                                                                     20,915,584
------------------------------------------------------------------------------------

METALS & MINING (0.6%)
POSCO ADR                                             35,627               5,358,657
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOUTH KOREA (CONT.)

PHARMACEUTICALS (1.0%)
Yuhan                                                 46,165              $9,966,482
------------------------------------------------------------------------------------

TAIWAN (3.8%)
COMPUTERS & PERIPHERALS (2.2%)
Asustek Computer                                   3,130,833               9,318,533
Foxconn Technology                                   724,000               5,816,702
High Tech Computer                                   318,000               5,824,886
                                                                     ---------------
Total                                                                     20,960,121
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Delta Electronics                                  1,420,250               4,810,426
Hon Hai Precision Industry                           969,873               5,979,360
Tripod Technology                                  1,235,480               4,427,554
                                                                     ---------------
Total                                                                     15,217,340
------------------------------------------------------------------------------------

TURKEY (1.2%)
WIRELESS TELECOMMUNICATION SERVICES
Turkcell                                           1,036,086              11,433,213
------------------------------------------------------------------------------------

UNITED KINGDOM (1.0%)

METALS & MINING
Hochschild Mining                                  1,124,536               9,739,491
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $737,845,253)                                                    $917,881,248
------------------------------------------------------------------------------------
MONEY MARKET FUND (3.9%)

                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 37,324,664(e)          $37,324,664
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $37,324,664)                                                     $37,324,664
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $775,169,917)(f)                                                $955,205,912
===================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Novolipetsk Steel GDR                                           06-06-07 thru 09-21-07         $7,253,770
United Bank GDR                                                 06-25-07 thru 07-24-07          5,739,138

(e)  Affiliated Money Market Fund - See Note 7 to the financial statements.

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  201

RiverSource VP - Emerging Markets Fund

(f) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $782,023,063 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $187,396,877
Unrealized depreciation                                               (14,214,028)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $173,182,849
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 202 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Fundamental Value Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (96.2%)
ISSUER                                            SHARES                    VALUE(A)
AIR FREIGHT & LOGISTICS (0.5%)
Toll Holdings                                         89,743(c)             $894,425
United Parcel Service Cl B                            48,250               3,412,240
                                                                     ---------------
Total                                                                      4,306,665
------------------------------------------------------------------------------------

AUTOMOBILES (1.1%)
Harley-Davidson                                      183,720               8,581,561
------------------------------------------------------------------------------------

BEVERAGES (2.4%)
Diageo ADR                                           127,350(c)           10,930,451
Heineken Holding                                     141,666(c)            8,026,023
                                                                     ---------------
Total                                                                     18,956,474
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
Bank of New York Mellon                              215,900              10,527,283
E*TRADE Financial                                     41,800(b)              148,390
Merrill Lynch Private Investment Public
 Equity                                              219,800(f,g)         10,265,012
Morgan Stanley                                        67,750               3,598,203
State Street                                          21,480               1,744,176
                                                                     ---------------
Total                                                                     26,283,064
------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.8%)
Commerce Bancorp                                      98,810               3,768,613
HSBC Holdings ADR                                     67,435(c)            5,644,984
Wachovia                                             321,028              12,208,695
Wells Fargo & Co                                     537,010              16,212,332
                                                                     ---------------
Total                                                                     37,834,624
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Dell                                                 329,080(b)            8,065,750
Hewlett-Packard                                      115,570               5,833,974
                                                                     ---------------
Total                                                                     13,899,724
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.3%)
Martin Marietta Materials                             42,960               5,696,496
Vulcan Materials                                      60,230               4,763,591
                                                                     ---------------
Total                                                                     10,460,087
------------------------------------------------------------------------------------

CONSUMER FINANCE (4.2%)
American Express                                     618,390              32,168,648
Discover Financial Services                           32,900                 496,132
                                                                     ---------------
Total                                                                     32,664,780
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.5%)
Sealed Air                                           513,960              11,893,034
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
H&R Block                                            330,780               6,142,585
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (5.1%)
Citigroup                                            229,360              $6,752,358
JPMorgan Chase & Co                                  644,500              28,132,425
Moody's                                              147,730               5,273,961
                                                                     ---------------
Total                                                                     40,158,744
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Agilent Technologies                                 127,400(b)            4,680,676
Tyco Electronics                                     250,202               9,290,000
                                                                     ---------------
Total                                                                     13,970,676
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Transocean                                            51,675(b)            7,397,276
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (7.7%)
Costco Wholesale                                     530,290              36,993,031
CVS Caremark                                         278,155              11,056,661
Wal-Mart Stores                                      268,630              12,767,984
                                                                     ---------------
Total                                                                     60,817,676
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Hershey                                               33,060               1,302,564
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Covidien                                             259,902              11,511,060
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Cardinal Health                                      101,120               5,839,680
Express Scripts                                       78,500(b)            5,730,500
UnitedHealth Group                                   146,800               8,543,760
                                                                     ---------------
Total                                                                     20,113,940
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                        20,870(c)            1,539,304
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Procter & Gamble                                     126,170               9,263,401
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.3%)
Tyco Intl                                            262,802(c)           10,420,099
------------------------------------------------------------------------------------

INSURANCE (15.7%)
Ambac Financial Group                                 62,800               1,618,356
American Intl Group                                  501,220              29,221,125
Aon                                                   99,690               4,754,216
Berkshire Hathaway Cl B                                7,084(b)           33,549,823
Loews                                                375,270              18,891,092
Markel                                                 1,315(b)              645,797
MBIA                                                  56,400               1,050,732
Millea Holdings                                      151,000(c)            5,079,217
NIPPONKOA Insurance                                  344,200(c)            3,130,975
Principal Financial Group                             42,890               2,952,548
Progressive                                          665,840              12,757,494
Sun Life Financial                                    24,140(c)            1,350,392
Transatlantic Holdings                               111,355               8,092,168
                                                                     ---------------
Total                                                                    123,093,935
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET & CATALOG RETAIL (0.6%)
Amazon.com                                            28,100(b)           $2,603,184
Liberty Media - Interactive Cl A                     107,750(b,d)          2,055,870
                                                                     ---------------
Total                                                                      4,659,054
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.6%)
Google Cl A                                            6,480(b)            4,480,790
------------------------------------------------------------------------------------

IT SERVICES (1.6%)
Iron Mountain                                        345,080(b)           12,774,862
------------------------------------------------------------------------------------

MARINE (0.7%)
China Shipping Development Series H                  870,000(c)            2,259,236
Kuehne & Nagel Intl                                   31,197(c)            2,993,056
                                                                     ---------------
Total                                                                      5,252,292
------------------------------------------------------------------------------------

MEDIA (5.5%)
Comcast Special Cl A                                 907,647(b)           16,446,563
Grupo Televisa ADR                                   116,800(c)            2,776,336
Lagardere                                             44,950(c)            3,360,447
Liberty Media - Capital Series A                      21,950(b,d)          2,556,956
News Corp Cl A                                       610,400              12,507,095
Virgin Media                                         138,600               2,375,604
WPP Group ADR                                         53,850(c)            3,462,017
                                                                     ---------------
Total                                                                     43,485,018
------------------------------------------------------------------------------------

METALS & MINING (0.7%)
BHP Billiton                                          84,270(c)            2,564,119
Rio Tinto                                             29,990(c)            3,149,394
                                                                     ---------------
Total                                                                      5,713,513
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Sears Holdings                                        11,000(b)            1,122,550
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.7%)
Canadian Natural Resources                           132,570(c)            9,696,170
China Coal Energy Series H                         2,001,900(c)            6,172,876
ConocoPhillips                                       407,370              35,970,770
Devon Energy                                         237,490              21,115,236
EOG Resources                                        201,420              17,976,735
Occidental Petroleum                                 322,520              24,830,815
                                                                     ---------------
Total                                                                    115,762,602
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Sino-Forest Cl A                                      89,100(b,c)          1,922,609
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                         87,740               3,468,362
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Hang Lung Group                                      435,000(c)            2,350,632
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  203

RiverSource VP - Fundamental Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ROAD & RAIL (0.1%)
Asciano Group                                         72,700(c)             $442,346
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.7%)
Texas Instruments                                    166,300               5,554,420
------------------------------------------------------------------------------------

SOFTWARE (2.6%)
Microsoft                                            568,370              20,233,972
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.4%)
Bed Bath & Beyond                                    130,880(b)            3,846,563
CarMax                                               232,100(b)            4,583,976
Lowe's Companies                                     116,770               2,641,337
                                                                     ---------------
Total                                                                     11,071,876
------------------------------------------------------------------------------------

TOBACCO (3.8%)
Altria Group                                         392,970              29,700,673
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TRANSPORTATION INFRASTRUCTURE (1.0%)
China Merchants Holdings Intl                        993,036(c)           $6,080,420
COSCO Pacific                                        668,760(c)            1,761,612
                                                                     ---------------
Total                                                                      7,842,032
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
SK Telecom ADR                                       145,770(c)            4,349,777
Sprint Nextel                                        429,920               5,644,849
                                                                     ---------------
Total                                                                      9,994,626
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $720,903,041)                                                    $756,443,502
------------------------------------------------------------------------------------

MONEY MARKET FUND (3.8%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  29,600,894(e)          $29,600,894
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $29,600,894)                                                      $29,600,894
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $750,503,935)(h)                                                 $786,044,396
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 12.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES               COST
-----------------------------------------------------------------------------------------------
Merrill Lynch Private Investment Public Equity*                  12-24-07           $10,550,400

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $10,265,012 or 1.3% of net assets.

(h) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $750,843,928 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $89,040,114
Unrealized depreciation                                              (53,839,646)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $35,200,468
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 204 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Global Bond Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (92.7%)(c)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ARGENTINA (0.1%)
Republic of Argentina
  09-12-13                           7.00%        $1,422,000              $1,247,805
  04-17-17                           7.00            730,000                 584,000
                                                                     ---------------
Total                                                                      1,831,805
------------------------------------------------------------------------------------

AUSTRALIA (1.4%)
Commonwealth Bank of Australia
 (European Monetary Unit)
 Sr Unsub
  11-12-09                           3.38          1,555,000               2,211,709
New South Wales Treasury
 (Australian Dollar)
  12-01-10                           7.00         11,750,000              10,224,582
Queensland Treasury
 (Australian Dollar)
  05-14-10                           5.50          5,630,000               4,754,368
Telstra
 Sr Unsub
  04-01-12                           6.38          1,050,000               1,106,558
                                                                     ---------------
Total                                                                     18,297,217
------------------------------------------------------------------------------------

AUSTRIA (1.1%)
Republic of Austria
 (European Monetary Unit)
  01-15-10                           5.50          9,685,000              14,524,404
------------------------------------------------------------------------------------

BELGIUM (2.1%)
Kingdom of Belgium
 (European Monetary Unit)
  03-28-10                           3.00         19,360,000              27,592,505
------------------------------------------------------------------------------------

BRAZIL (0.1%)
Federative Republic of Brazil
  01-15-18                           8.00          1,655,000               1,851,945
------------------------------------------------------------------------------------

CANADA (3.2%)
Canadian Pacific Railway
 (Canadian Dollar)
  06-15-10                           4.90            395,000(d)              396,268
Cascades
 Sr Nts
  02-15-13                           7.25            250,000                 234,375
EnCana
  02-01-38                           6.50            500,000                 516,355
Molson Coors Capital Finance
  09-22-10                           4.85          2,300,000               2,312,156
Province of British Columbia
 (Canadian Dollar)
  08-23-10                           6.38         10,700,000              11,365,519
Province of Ontario
 (Canadian Dollar)
  03-08-14                           5.00         13,085,000              13,633,237

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
CANADA (CONT.)
Province of Quebec
 (Canadian Dollar)
  12-01-17                           4.50%         3,300,000              $3,309,167
Quebecor Media
 Sr Unsecured
  03-15-16                           7.75            140,000(d)              134,750
TELUS
  06-01-11                           8.00          7,485,000               8,109,765
Thomson
 Sr Unsecured
  10-01-14                           5.70          1,780,000               1,787,328
Videotron Ltee
  01-15-14                           6.88            390,000                 381,713
                                                                     ---------------
Total                                                                     42,180,633
------------------------------------------------------------------------------------

CAYMAN ISLANDS (--%)
Transocean
 Sr Unsecured
  03-15-38                           6.80            380,000                 387,649
------------------------------------------------------------------------------------

COLOMBIA (0.1%)
Republic of Colombia
  09-18-37                           7.38            780,000                 867,750
------------------------------------------------------------------------------------

CZECH REPUBLIC (0.6%)
Czech Republic
 (Czech Koruna)
  10-18-10                           2.55         72,640,000               3,822,868
  06-16-13                           3.70         67,260,000               3,583,461
                                                                     ---------------
Total                                                                      7,406,329
------------------------------------------------------------------------------------

DENMARK (0.6%)
Danske Bank
 (European Monetary Unit) Sr Nts
  03-16-10                           5.00          1,250,000(b)            1,820,039
Nykredit
 (Danish Krone)
  10-01-28                           5.00         29,718,628               5,641,157
                                                                     ---------------
Total                                                                      7,461,196
------------------------------------------------------------------------------------

FRANCE (5.2%)
BNP Paribas
 (European Monetary Unit) Sr Unsub
  10-20-08                           4.65          1,750,000(b)            2,550,128
Compagnie de Financement Foncier
 (European Monetary Unit)
  01-29-09                           2.38          3,500,000               4,997,525
France Telecom
 (European Monetary Unit)
 Sr Unsub
  02-21-17                           4.75          3,435,000               4,710,891

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
FRANCE (CONT.)
Govt of France
 (European Monetary Unit)
  04-25-12                           5.00%        11,000,000             $16,566,771
  04-25-13                           4.00         19,290,000              27,885,765
  10-25-16                           5.00          6,375,000               9,730,741
Societe Generale
 (European Monetary Unit) Sr Unsecured
  11-28-08                           4.73          1,450,000(b)            2,113,008
                                                                     ---------------
Total                                                                     68,554,829
------------------------------------------------------------------------------------

GERMANY (11.2%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
  04-22-13                           1.40        576,000,000               5,231,315
Bundesrepublik Deutschland
 (European Monetary Unit)
  07-04-13                           3.75         23,810,000              34,056,280
  07-04-27                           6.50         16,515,000              29,837,737
  07-04-28                           4.75          7,210,000              10,685,062
  07-04-34                           4.75         12,820,000              19,044,557
Bundesschatzanweisungen
 (European Monetary Unit)
  09-12-08                           3.50         13,965,000              20,292,262
COREALCREDIT BANK
 (European Monetary Unit) Series 501
  09-02-09                           5.00          2,590,000(d)            3,805,251
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
  01-15-10                           5.50          4,460,000               6,642,892
Deutsche Bank
 (European Monetary Unit)
 Sr Unsub
  07-28-09                           4.25          1,340,000               1,952,075
KfW
 (British Pound)
  12-07-15                           5.50          5,080,000              10,452,894
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
  07-05-10                           5.75          4,610,000(d)            6,934,660
                                                                     ---------------
Total                                                                    148,934,985
------------------------------------------------------------------------------------

GREECE (1.1%)
Hellenic Republic
 (European Monetary Unit)
  10-22-22                           5.90          8,775,000              14,272,890
------------------------------------------------------------------------------------

INDONESIA (0.4%)
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                          10.25      52,837,000,000              5,472,530
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  205

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

ITALY (1.5%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  01-15-10                           3.00%         6,680,000              $9,544,109
  02-01-19                           4.25          4,580,000               6,490,661
  11-01-26                           7.25          7,075,191              13,377,297
                                                                     ---------------
Total                                                                     29,412,067
------------------------------------------------------------------------------------

JAPAN (11.8%)
Development Bank of Japan
 (Japanese Yen)
  06-20-12                           1.40      1,192,000,000              10,873,434
Govt of Japan
 (Japanese Yen)
  12-21-09                           1.70      2,830,000,000              25,843,153
  09-20-10                           0.80      1,891,800,000              16,946,388
  06-20-12                           1.40      1,515,600,000              13,864,016
  12-20-12                           1.00      2,842,500,000              25,473,057
  12-20-14                           1.30        771,000,000               6,956,806
  09-20-17                           1.70      3,170,000,000              29,003,850
  12-20-26                           2.10      2,709,000,000              24,395,262
  12-20-34                           2.40        547,000,000               4,965,951
                                                                     ---------------
Total                                                                    158,321,917
------------------------------------------------------------------------------------

JERSEY (0.2%)
ASIF III Jersey
 (European Monetary Unit) Secured
  11-25-08                           4.83          2,000,000(b)            2,918,177
------------------------------------------------------------------------------------

LUXEMBOURG (0.4%)
Gaz Capital
 Sr Unsecured
  08-16-37                           7.29            570,000(d)              574,988
Telecom Italia Capital
  11-15-13                           5.25          4,530,000               4,477,135
                                                                     ---------------
Total                                                                      5,052,123
------------------------------------------------------------------------------------

MALAYSIA (0.2%)
Petronas Capital
  05-22-12                           7.00          1,895,000(d)            2,060,322
  05-22-12                           7.00            315,000                 342,746
                                                                     ---------------
Total                                                                      2,403,068
------------------------------------------------------------------------------------

MEXICO (1.3%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-24-09                           9.00        114,560,000              10,720,667
  12-20-12                           9.00         68,260,000               6,510,519
United Mexican States
  09-27-34                           6.75            315,000                 347,918
                                                                     ---------------
Total                                                                     17,579,104
------------------------------------------------------------------------------------

NETHERLANDS (3.7%)
BMW Finance
 (European Monetary Unit)
  01-22-14                           4.25          2,125,000               2,949,669
Deutsche Telekom Intl Finance
 (European Monetary Unit)
  01-19-15                           4.00          3,755,000               5,025,893

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
NETHERLANDS (CONT.)
Govt of Netherlands
 (European Monetary Unit)
  01-15-08                           2.50%        18,810,000             $27,435,513
  07-15-12                           5.00          5,940,000               8,955,176
ING Groep
 (European Monetary Unit) Sr Unsecured
  05-31-17                           4.75          2,125,000               2,957,721
Telefonica Europe
  09-15-10                           7.75          1,775,000               1,899,877
                                                                     ---------------
Total                                                                     49,223,849
------------------------------------------------------------------------------------

NEW ZEALAND (0.9%)
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                           7.00         15,260,000              11,627,975
------------------------------------------------------------------------------------

NORWAY (1.1%)
Govt of Norway
 (Norwegian Krone)
  05-16-11                           6.00         76,470,000              14,649,496
------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
  01-14-31                           7.75            780,000                 899,925
------------------------------------------------------------------------------------

POLAND (1.6%)
Republic of Poland
 (Polish Zloty)
  03-24-10                           5.75         52,360,000              21,011,793
------------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
 (South African Rand)
  08-31-10                          13.00         25,955,000               4,112,168
------------------------------------------------------------------------------------

SOUTH KOREA (0.3%)
Korea Development Bank
 (Japanese Yen) Series 21RG
  06-25-08                           0.98         65,000,000                 582,114
Korea Development Bank
 (Japanese Yen) Series 23BR
  06-28-10                           0.87        400,000,000               3,552,559
                                                                     ---------------
Total                                                                      4,134,673
------------------------------------------------------------------------------------

SPAIN (3.1%)
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
  03-25-11                           3.50          5,800,000               8,189,224
Govt of Spain
 (European Monetary Unit)
  07-30-09                           5.15         22,655,000              33,599,740
                                                                     ---------------
Total                                                                     41,788,964
------------------------------------------------------------------------------------

SUPRA-NATIONAL (0.9%)
European Investment Bank
 (British Pound)
  12-07-11                           5.50          5,710,000              11,600,277
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

SWEDEN (0.9%)
Govt of Sweden
 (Swedish Krona)
  01-28-09                           5.00%        35,105,000              $5,475,774
  03-15-11                           5.25         36,505,000               5,826,515
                                                                     ---------------
Total                                                                     11,302,289
------------------------------------------------------------------------------------

TURKEY (0.1%)
Republic of Turkey
  04-03-18                           6.75            300,000                 307,875
  03-17-36                           6.88            920,000                 903,900
                                                                     ---------------
Total                                                                      1,211,775
------------------------------------------------------------------------------------

UKRAINE (--%)
Govt of Ukraine
  11-14-17                           6.75            420,000(d)              412,650
------------------------------------------------------------------------------------

UNITED KINGDOM (5.3%)
Abbey Natl Treasury Services
 (European Monetary Unit)
  05-27-09                           4.82          1,850,000(b)            2,694,478
BT Group
 Sr Unsecured
  12-15-10                           8.63          1,190,000               1,305,845
Diageo Capital
  01-30-13                           5.20            700,000                 703,196
HBOS Treasury Services
 (European Monetary Unit)
  02-12-09                           3.50          3,400,000               4,892,283
United Kingdom Treasury
 (British Pound)
  03-07-12                           5.00         14,505,000              29,475,359
  09-07-14                           5.00         15,060,000              30,741,068
                                                                     ---------------
Total                                                                     69,812,229
------------------------------------------------------------------------------------

UNITED STATES (31.0%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49         $2,475,000(i)            2,484,281
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95            655,000                 666,941
AT&T
 Sr Unsecured
  01-15-38                           6.30          3,450,000               3,522,105
Baldor Electric
  02-15-17                           8.63            425,000                 437,750
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.02            650,000(f)              648,629
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45          4,325,000(f)            4,298,790
Bank of America
 Sr Unsecured
  12-01-17                           5.75          1,045,000               1,053,851
Baxter Intl
 Sr Unsub
  12-01-37                           6.25            490,000                 503,779

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 206 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Bayerische Landesbank
Sub Nts
  12-01-08                           5.88%          $800,000                $814,702
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00            212,930(f)              208,646
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47          1,850,000(f)            1,864,948
Brandywine Operating Partnership LP
  05-01-17                           5.70            910,000                 842,985
Burlington Northern Santa Fe
  05-01-37                           6.15            450,000                 437,462
Cadbury Schweppes US Finance
  10-01-08                           3.88          5,865,000(d)            5,829,469
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
  11-20-14                           4.46          1,799,262(d,f)          1,814,414
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75          1,000,000               1,021,310
CenterPoint Energy Resources
 Sr Unsecured
  02-15-11                           7.75            725,000                 777,481
Chesapeake Energy
  01-15-16                           6.63            620,000                 606,050
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
  05-15-43                           4.39            582,666(f)              576,673
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15            293,001(d,f)            290,197
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43          1,100,000(f)            1,099,450
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.89          4,500,000(f)            4,600,097
Citigroup
 (European Monetary Unit) Sr Unsecured
  05-21-10                           3.88          4,045,000               5,759,583
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.40          1,075,000(f)            1,077,995
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80          3,000,000               3,122,882
Comcast
  03-15-16                           5.90          3,115,000               3,133,973
  03-15-37                           6.45          2,115,000               2,153,453
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.56            450,000(b,d,f)          444,334
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           6.01          2,550,000(f)            2,642,599

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.83%        $3,125,000(b,d,f)       $3,071,894
Communications & Power Inds
  02-01-12                           8.00             70,000                  70,000
Constellation Brands
  12-15-14                           8.38            210,000                 212,625
Cott Beverages USA
  12-15-11                           8.00            790,000                 734,700
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50            761,739(f)              780,052
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50          1,788,329(f)            1,782,238
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00          2,037,013(f)            2,027,220
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30          1,115,000               1,141,147
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66          1,125,000(f)            1,155,655
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.91          2,250,000(f)            2,313,675
Crown Americas LLC/Capital
  11-15-13                           7.63            265,000                 270,963
  11-15-15                           7.75          1,043,000               1,074,290
CS First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
  11-15-36                           4.49          1,294,032(f)            1,288,094
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60            825,000(f)              807,034
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
  08-15-38                           4.77          1,415,802(f)            1,407,788
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13            748,000                 760,155
CSX
 Sr Nts
  03-15-13                           5.75          1,900,000(h)            1,923,545
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                           8.50             55,000                  55,756
DRS Technologies
  11-01-13                           6.88            375,000                 373,125
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78          2,125,000(d,i)          2,048,062

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
EchoStar DBS
  10-01-13                           7.00%           $90,000                 $90,900
  10-01-14                           6.63             56,000                  55,720
  02-01-16                           7.13            155,000                 158,100
Erac USA Finance
  10-15-17                           6.38          3,905,000(d)            3,777,463
ERP Operating LP
  06-15-17                           5.75            990,000                 945,806
Exelon Generation LLC
 Sr Unsecured
  10-01-17                           6.20            410,000                 407,470
Exelon
 Sr Unsecured
  06-15-10                           4.45          2,350,000(h)            2,329,667
Federal Home Loan Mtge Corp #1J1621
  05-01-37                           5.89          6,897,870(f,o)          7,011,613
Federal Home Loan Mtge Corp #A11799
  08-01-33                           6.50            110,045(f)              113,626
Federal Home Loan Mtge Corp #A15881
  11-01-33                           5.00            730,272(f)              714,197
Federal Home Loan Mtge Corp #C02873
  05-01-37                           6.50          3,827,016(f)            3,933,926
Federal Home Loan Mtge Corp #E01377
  05-01-18                           4.50            501,620(f)              493,544
Federal Home Loan Mtge Corp #E91326
  09-01-17                           6.50            136,670(f)              141,349
Federal Home Loan Mtge Corp #E99967
  10-01-18                           5.00            517,876(f)              519,235
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00            761,676(f)              778,219
Federal Natl Mtge Assn
  06-15-10                           7.13         12,000,000              12,982,620
  11-15-30                           6.63          6,350,000               7,836,040
Federal Natl Mtge Assn #254632
  02-01-18                           5.50          1,348,264(f)            1,368,650
Federal Natl Mtge Assn #254686
  04-01-18                           5.50          1,501,162(f)            1,523,471
Federal Natl Mtge Assn #254722
  05-01-18                           5.50            770,626(f)              782,079
Federal Natl Mtge Assn #255079
  02-01-19                           5.00          4,752,042(f)            4,763,922
Federal Natl Mtge Assn #255377
  08-01-34                           7.00            402,253(f)              421,634
Federal Natl Mtge Assn #357705
  02-01-35                           5.50          6,933,353(f)            6,933,736
Federal Natl Mtge Assn #360800
  01-01-09                           5.74            607,037(f)              612,659
Federal Natl Mtge Assn #440730
  12-01-28                           6.00            611,329(f)              627,392
Federal Natl Mtge Assn #555417
  05-01-33                           6.00          1,033,384(f)            1,054,039
Federal Natl Mtge Assn #555528
  04-01-33                           6.00          1,781,568(f)            1,815,042
Federal Natl Mtge Assn #555531
  06-01-33                           5.50          2,429,536(f)            2,431,337
Federal Natl Mtge Assn #555734
  07-01-23                           5.00            515,204(f)              508,472

                                                                             See
accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  207

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #555740
  08-01-18                           4.50%          $260,030(f)             $256,779
Federal Natl Mtge Assn #555851
  01-01-33                           6.50          3,907,292(f)            4,040,466
Federal Natl Mtge Assn #575487
  04-01-17                           6.50            298,639(f)              309,172
Federal Natl Mtge Assn #621581
  12-01-31                           6.50            301,954(f)              313,994
Federal Natl Mtge Assn #631315
  02-01-17                           5.50            165,048(f)              167,666
Federal Natl Mtge Assn #639965
  08-01-17                           6.00            552,388(f)              566,537
Federal Natl Mtge Assn #640996
  05-01-32                           7.50            222,304(f)              236,641
Federal Natl Mtge Assn #646147
  06-01-32                           7.00            170,283(f)              180,534
Federal Natl Mtge Assn #652284
  08-01-32                           6.50            176,348(f)              182,310
Federal Natl Mtge Assn #653145
  07-01-17                           6.00            109,007(f)              111,874
Federal Natl Mtge Assn #654121
  09-01-17                           6.00            456,335(f)              468,367
Federal Natl Mtge Assn #655589
  08-01-32                           6.50            783,539(f)              815,017
Federal Natl Mtge Assn #666424
  08-01-32                           6.50            158,151(f)              163,498
Federal Natl Mtge Assn #670461
  11-01-32                           7.50             90,108(f)               95,919
Federal Natl Mtge Assn #684595
  03-01-33                           6.00            767,156(f)              781,570
Federal Natl Mtge Assn #687583
  04-01-33                           6.00          1,685,359(f)            1,720,686
Federal Natl Mtge Assn #688034
  03-01-33                           5.50            250,298(f)              250,978
Federal Natl Mtge Assn #688691
  03-01-33                           5.50            401,303(f)              401,601
Federal Natl Mtge Assn #720786
  09-01-33                           5.50            994,408(f)              995,145
Federal Natl Mtge Assn #725162
  02-01-34                           6.00          1,810,856(f)            1,842,529
Federal Natl Mtge Assn #725232
  03-01-34                           5.00            793,900(f)              775,802
Federal Natl Mtge Assn #725424
  04-01-34                           5.50          4,771,660(f)            4,775,198
Federal Natl Mtge Assn #735029
  09-01-13                           5.32            504,867(f)              516,754
Federal Natl Mtge Assn #735883
  03-01-33                           6.00          5,111,946(f)            5,228,052
Federal Natl Mtge Assn #739474
  10-01-33                           5.50            511,053(f)              512,137
Federal Natl Mtge Assn #741850
  09-01-33                           5.50          1,404,438(f)            1,405,479
Federal Natl Mtge Assn #745257
  01-01-36                           6.00          1,937,151(f)            1,968,252
Federal Natl Mtge Assn #745283
  01-01-36                           5.50         14,157,670(f)           14,149,035

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #748110
  10-01-33                           6.50%        $1,521,880(f)           $1,571,465
Federal Natl Mtge Assn #753507
  12-01-18                           5.00          1,594,688(f)            1,598,850
Federal Natl Mtge Assn #755498
  11-01-18                           5.50          1,074,392(f)            1,090,809
Federal Natl Mtge Assn #756236
  01-01-34                           6.00          6,266,205(f)            6,396,927
Federal Natl Mtge Assn #756799
  11-01-33                           6.50            347,858(f)              359,681
Federal Natl Mtge Assn #756844
  02-01-19                           5.00            416,631(f)              417,399
Federal Natl Mtge Assn #757299
  09-01-19                           4.50          2,789,641(f)            2,743,701
Federal Natl Mtge Assn #759336
  01-01-34                           6.00          3,743,039(f)            3,820,562
Federal Natl Mtge Assn #765946
  02-01-34                           5.50          7,482,677(f)            7,488,225
Federal Natl Mtge Assn #783646
  06-01-34                           5.50            646,696(f)              646,732
Federal Natl Mtge Assn #791393
  10-01-19                           5.50          1,834,055(f)            1,859,729
Federal Natl Mtge Assn #794298
  09-01-19                           5.50          1,660,030(f)            1,683,268
Federal Natl Mtge Assn #848482
  12-01-35                           6.00          6,782,598(f)            6,891,493
Federal Natl Mtge Assn #886292
  07-01-36                           7.00          4,068,947(f)            4,242,718
Federal Natl Mtge Assn #948012
  11-01-37                           6.00         13,109,700(f)           13,313,671
FedEx
  04-01-09                           3.50          1,790,000               1,761,077
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15            491,871(i)              490,675
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25          1,365,000               1,446,900
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77            500,000(f)              480,425
General Electric Capital Assurance
 Series 2003-1 Cl A4
  05-12-35                           5.25          1,150,000(d,f)          1,157,400
General Electric Capital
 (New Zealand Dollar)
  02-04-10                           6.63          6,190,000               4,560,868
Genworth Financial
 (Japanese Yen)
  06-20-11                           1.60        228,000,000               2,008,917
Govt Natl Mtge Assn #604708
  10-15-33                           5.50            600,767(f)              605,460
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                          41.84            331,977(f,g)             23,664

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88%          $500,000(f)             $502,416
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44          2,250,000(f)            2,263,284
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96            900,000(f)              906,232
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55          4,000,000(f)            4,061,766
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.10          2,400,000(b,d,f)        2,197,083
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.99          2,025,000(f)            2,085,138
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.99          1,475,000(f)            1,226,610
Hertz
  01-01-14                           8.88            820,000(h)              831,275
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85            500,000(d,i)            498,855
HJ Heinz
  12-01-08                           6.43            520,000(d)              529,386
Home Depot
 Sr Unsecured
  12-16-36                           5.88          3,185,000               2,687,824
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05          1,850,000               1,738,743
IPALCO Enterprises
 Secured
  11-14-08                           8.38            140,000                 142,450
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00            830,000                 844,127
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13          4,428,860(f)            4,373,028
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97            349,744(f)              346,171
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77          1,625,000(f)            1,600,157
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48          5,230,107(f)            5,195,389
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.34          2,050,000(f)            2,024,131

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 208 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl A4
  04-15-43                           5.48%        $1,100,000(f)           $1,112,380
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49          1,375,000(f)            1,389,067
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP7 Cl ASB
  04-15-45                           6.07          2,800,000(f)            2,859,886
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79          2,150,000(f)            2,210,594
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20          1,700,000(d,f)          1,500,358
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42          6,250,000(f)            6,228,445
Kellogg
 Sr Unsub
  12-03-12                           5.13          1,260,000               1,272,814
Kohl's
 Sr Unsecured
  12-15-17                           6.25          1,600,000               1,607,586
L-3 Communications
  01-15-15                           5.88            255,000                 246,075
L-3 Communications
 Series B
  10-15-15                           6.38            230,000                 226,550
L-3 Communications
 Sr Unsecured
  01-15-14                           6.13            600,000                 588,000
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97            650,000(f)              628,342
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A1
  08-15-29                           3.88            783,897(f)              775,998
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93          1,800,000(f)            1,774,260
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           6.06            925,000(f)              956,754
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37          1,900,000(f)            1,894,803
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42          1,425,000(f)            1,422,976
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
  09-15-45                           5.87          2,275,000(f)            2,333,599
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20          3,975,000               4,048,410

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25%          $264,391(d,f)           $261,755
Lincoln Natl
 Sr Unsecured
  10-09-37                           6.30            525,000                 503,517
Macys Retail Holdings
  07-15-09                           4.80          1,690,000               1,680,411
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63          3,550,000               3,223,152
Merrill Lynch & Co
 Sr Unsecured
  08-28-17                           6.40            125,000                 126,995
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00             50,000                  50,750
Morgan Stanley
 Sr Unsecured
  12-28-17                           5.95          1,300,000               1,299,073
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34            825,000(f)              819,947
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59            690,000(f)              678,629
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80            775,000(f)              798,628
NALCO
 Sr Unsecured
  11-15-11                           7.75          1,670,000               1,690,875
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88          3,400,000(g)              836,366
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90          2,000,000(g)              550,400
NewMarket
  12-15-16                           7.13            270,000                 267,300
News America
  12-15-35                           6.40          2,735,000(h)            2,766,852
  11-15-37                           6.65            820,000(d)              853,194
Northwest Pipeline
 Sr Unsecured
  04-15-17                           5.95            230,000                 225,113
NRG Energy
  02-01-14                           7.25            180,000                 175,500
  01-15-17                           7.38            230,000                 224,250
Omnicare
  12-15-13                           6.75            715,000(h)              672,100
  12-15-15                           6.88            105,000                  97,650

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Owens-Brockway Glass Container
  05-15-13                           8.25%        $1,425,000              $1,478,437
Pacificorp
 1st Mtge
  10-15-37                           6.25            600,000                 632,232
 Principal Life Income Funding
  Secured
  12-14-12                           5.30            520,000                 521,221
Prudential Financial
  12-01-37                           6.63          1,460,000               1,456,073
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75            582,000(d)              598,733
Range Resources
  03-15-15                           6.38            195,000(h)              190,125
  05-15-16                           7.50             50,000                  51,000
Regions Bank
 Sub Nts
  06-26-37                           6.45            715,000                 674,216
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57            855,000                 858,164
RH Donnelley
 Sr Nts
  10-15-17                           8.88            460,000(d)              427,800
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13          3,520,000               3,470,843
Sierra Pacific Power
 Series M
  05-15-16                           6.00          1,900,000               1,883,366
Silgan Holdings
 Sr Sub Nts
  11-15-13                           6.75            550,000                 533,500
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00            565,000                 545,931
Southern Star Central
 Sr Nts
  03-01-16                           6.75            150,000                 143,625
Toyota Motor Credit
 (Japanese Yen) Sr Unsub
  06-09-08                           0.75        649,000,000               5,815,273
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25          1,210,000               1,180,500
U.S. Treasury
  02-15-10                           4.75          3,825,000               3,957,081
  11-15-17                           4.25          1,590,000               1,617,701
  02-15-37                           4.75          1,015,000               1,062,260
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00         22,116,296(n)           22,845,138
U-Haul S Fleet LLC
 Series 2007-CP1 Cl CP
  05-25-12                           5.40          3,000,000(d)            2,984,400
UnitedHealth Group
  11-15-37                           6.63          1,390,000(d)            1,400,689

                                                                             See
accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  209

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Verizon New York
Sr Unsecured Series A
  04-01-12                           6.88%        $3,795,000(h)           $4,026,522
Verizon Pennsylvania
 Sr Unsecured Series A
  11-15-11                           5.65          1,675,000               1,726,473
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08          1,064,000(d,f)          1,058,073
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
  11-15-35                           3.89            750,000(f)              742,634
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94            925,000(f)              895,826
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09            925,000(f)              919,265
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56          2,425,000(f)            2,450,700
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
  03-15-45                           5.58          1,200,000(f)            1,203,075
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77          4,250,000(f)            4,346,852
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73          1,200,000(f)            1,209,320
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31          1,350,000(f)            1,343,913
WellPoint
 Sr Unsub
  01-15-36                           5.85            910,000                 838,507
Windstream
  08-01-16                           8.63          1,190,000               1,249,500
  03-15-19                           7.00            165,000                 157,163
                                                                     ---------------
Total                                                                    412,486,933
------------------------------------------------------------------------------------

URUGUAY (0.1%)
Republica Orient Uruguay
  03-21-36                           7.63            850,000                 926,500
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,159,597,620)                                                $1,230,524,619
------------------------------------------------------------------------------------

SENIOR LOANS (1.5%)(c,k)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
CANADA (--%)
Domtar
 Term Loan
  03-07-14                             6.40%         403,125               $386,117
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

GERMANY (0.1%)
Celanese
 Term Loan
  04-06-14                        5.23-6.98%        $861,151               $831,373
-----------------------------------------------------------------------------------

NETHERLANDS (0.1%)
Nielsen Finance
 Term Loan
  08-09-13                        7.15-7.49        1,587,042              1,506,706
-----------------------------------------------------------------------------------

UNITED STATES (1.3%)
Aramark
 Letter of Credit
  01-26-14                             5.20          $64,903                 61,577
Aramark
 Term Loan
  01-20-14                             7.20          908,108                862,893
Asurion
 1st Lien Term Loan
  07-03-14                             3.00          532,000                512,050
Charter Communications
 Term Loan
  03-06-13                             6.99        1,795,000              1,674,358
Community Health Systems
 Delayed Draw Term Loan
  TBD                                   TBD          110,441(e,l,m)         106,219
Community Health Systems
 Term Loan
  07-25-14                             7.33        1,646,949              1,583,986
Dresser
 Tranche B 1st Lien
 Term Loan
  05-04-14                        7.35-7.45          592,216                569,415
Flextronics Intl Tranche A1A
 Delayed Draw Term Loan
  10-01-14                             7.46          280,447                273,436
Flextronics Intl
 Term Loan
  10-01-14                             7.39          975,956                951,557
Georgia Pacific
 Tranche B Term Loan
  TBD                                   TBD          302,834(e,l)           288,241
  12-20-12                        6.83-6.95        1,216,904              1,158,261
HCA
 Tranche B Term Loan
  01-21-13                             7.08        1,896,966              1,822,567
Idearc
 Tranche B Term Loan
  11-17-14                        6.83-7.20        2,089,736              1,986,043
Jarden
 Tranche B3 Term Loan
  01-21-12                             7.33        1,725,675              1,678,219
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.49          980,000                942,025

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
UNITED STATES (CONT.)
Neiman Marcus Group
 Term Loan
  04-06-13                        6.90-7.00%        $468,382               $449,694
Pinnacle Foods Holding
 Term Loan
  04-02-14                        7.59-7.95          741,275                695,316
Univision
 Delayed Draw Term Loan
  TBD                                   TBD           13,423(e,l,m)          12,215
Univision
 Term Loan
  09-29-14                        7.10-7.21          386,577                351,785
Vanguard Health Systems
 Term Loan
  09-23-11                             7.10          862,838                830,481
West Corp
 Tranche B2 Term Loan
  10-24-13                        7.22-7.47          356,407                338,811
                                                                    ---------------
Total                                                                    17,149,149
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $20,629,192)                                                     $19,873,345
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND
TITLE OF                           COUPON        PRINCIPAL
ISSUE                               RATE          AMOUNT                    VALUE(A)

UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%        $2,800,000              $2,431,352
------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $2,772,606)                                                        $2,431,352
------------------------------------------------------------------------------------

MONEY MARKET FUND (4.1%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                        54,737,292(j)          $54,737,292
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $54,737,292)                                                      $54,737,292
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,237,736,710)(p)                                             $1,307,566,608
====================================================================================

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 210 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Global Bond Fund

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                NUMBER OF                                            UNREALIZED
                                                                CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION                                           LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Euro-Bobl, 5-year                                                    59            $9,294,769      March 2008        $(108,581)
Euro-Bund 10-year                                                   216            35,658,162      March 2008         (646,924)
Euro-Buxl, 30-year                                                   13             1,716,343      March 2008          (23,921)
Japanese Govt Bond, 10 year                                          10            12,269,955      March 2008            7,146
U.S. Long Bond, 20-year                                             149            17,339,875      March 2008         (313,153)
U.S. Treasury Note, 2-year                                          106            22,286,500      March 2008          (51,414)
U.S. Treasury Note, 5-year                                         (523)          (57,677,093)     March 2008           95,737
U.S. Treasury Note, 10-year                                        (462)          (52,386,471)     March 2008           75,341
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                $(965,769)
---------------------------------------------------------------------------------------------------------------------------------

CMBS TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                                                                      NOTIONAL
                                                                                                   EXPIRATION        PRINCIPAL
COUNTERPARTY                   FUND RECEIVES                           FUND PAYS                      DATE             AMOUNT
  -----------------------------------------------------------------------------------------------------------------------------
Citibank              Spread on Lehman Brothers Baa         Absolute value of the spread           Jan. 1, 2008        $750,000
                      8.5+ Commercial Mortgage-Backed       return amount, if such amount is
                      Securities Index plus 1.00%           negative
                      times notional amount plus
                      spread return amount, if such
                      amount is positive
Citibank              Spread on Lehman Brothers Baa         Absolute value of the spread           Jan. 1, 2008       2,400,000
                      8.5+ Commercial Mortgage-Backed       return amount, if such amount is
                      Securities Index times notional       negative
                      amount plus spread return
                      amount, if such amount is
                      positive
Wachovia              Total return on Lehman Brothers       Floating rate based on 1-month         Jan. 1, 2008       2,400,000
                      Baa 8.5+ Commercial                   LIBOR plus 1.10%
                      Mortgage-Backed Securities Index
Wachovia              Total return on Lehman Brothers       Floating rate based on 1-month        March 1, 2008       2,150,000
                      Baa 8.5+ Commercial                   LIBOR less 1.05%
                      Mortgage-Backed Securities Index
-------------------------------------------------------------------------------------------------------------------------------
Total
-------------------------------------------------------------------------------------------------------------------------------


                      UNREALIZED
COUNTERPARTY         DEPRECIATION
Citibank               $(22,994)
Citibank                (75,649)
Wachovia                (65,922)
Wachovia                (59,145)
-------------------------------------------------
Total                 $(223,710)
----------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2007

                               CURRENCY TO                            CURRENCY TO                       UNREALIZED
EXCHANGE DATE                  BE DELIVERED                           BE RECEIVED                      APPRECIATION
-------------------------------------------------------------------------------------------------------------------
Jan. 11, 2008                          2,211,754                           2,920,000                      $23,625
                                     U.S. Dollar                   New Zeland Dollar
Jan. 11, 2008                          3,541,667                           5,100,000                        7,658
                                     U.S. Dollar                    Singapore Dollar
Jan. 14, 2008                        135,745,000                           7,609,025                      130,940
                                    Czech Koruna                         U.S. Dollar
Jan. 14, 2008                          9,855,000                           4,057,225                       63,558
                                    Polish Zloty                         U.S. Dollar
Jan. 14, 2008                         22,400,000                           9,141,551                       64,113
                                    Polish Zloty                         U.S. Dollar
Jan. 17, 2008                         21,800,000                           3,968,615                           --
                                    Norway Krona                         U.S. Dollar
Jan. 23, 2008                         76,000,000                          11,579,894                           --
                                   Swedish Krona                         U.S. Dollar
Jan. 24, 2008                      6,526,630,000                          57,875,074                           --
                                    Japanese Yen                         U.S. Dollar
Jan. 25, 2008                         13,800,000                          13,656,606                           --
                                 Canadian Dollar                         U.S. Dollar

                         UNREALIZED
EXCHANGE DATE           DEPRECIATION
-------------------------------------------------------------------------------
Jan. 11, 2008                   $--
Jan. 11, 2008                    --
Jan. 14, 2008                    --
Jan. 14, 2008                    --
Jan. 14, 2008                    --
Jan. 17, 2008               (42,268)
Jan. 23, 2008              (179,594)
Jan. 24, 2008              (787,712)
Jan. 25, 2008              (234,836)


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  211

RiverSource VP - Global Bond Fund

                               CURRENCY TO                            CURRENCY TO                       UNREALIZED
EXCHANGE DATE                  BE DELIVERED                           BE RECEIVED                      APPRECIATION
-------------------------------------------------------------------------------------------------------------------
Jan. 28, 2008                         81,731,000                           7,516,462                       35,679
                                    Mexican Peso                         U.S. Dollar
Jan. 31, 2008                         29,495,000                          42,512,913                           --
                          European Monetary Unit                         U.S. Dollar
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                    $325,573
-------------------------------------------------------------------------------------------------------------------

                         UNREALIZED
EXCHANGE DATE           DEPRECIATION
--------------------------------------------------------------------------------------------
Jan. 28, 2008                    --
Jan. 31, 2008              (559,282)
---------------------------------------------------------------------------------------------------------
Total                   $(1,803,692)
-------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $45,062,448 or 3.4% of net assets.

(e) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $423,316.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2007.

(h) At Dec. 31, 2007, investments in securities included securities valued at $1,864,322 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(j)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m) At Dec. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Community Health Systems                                              $110,441
Univision                                                               13,423
-------------------------------------------------------------------------------
Total                                                                 $123,864
-------------------------------------------------------------------------------

(n) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(p) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $1,254,364,215 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $57,619,665
Unrealized depreciation                                               (4,417,272)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $53,202,393
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 212 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

RiverSource VP - Global Bond Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  213

PORTFOLIO OF INVESTMENTS

RiverSource VP - Global Inflation Protected Securities Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (96.6%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
CANADA (3.1%)
Govt of Canada
 (Canadian Dollar)
  12-01-26                          4.25%         18,325,080(b,c)          $25,175,154
--------------------------------------------------------------------------------------

FRANCE (9.4%)
Govt of France
 (European Monetary Unit)
  07-25-12                          3.00          13,676,993(b,c)           20,936,764
  07-25-20                          2.25          38,383,197(b,c)           56,530,152
                                                                       ---------------
Total                                                                       77,466,916
--------------------------------------------------------------------------------------

GERMANY (4.3%)
Deutsche Bundesrepublik
 (European Monetary Unit)
  04-15-16                          1.50          25,535,253(b,c)           35,644,963
--------------------------------------------------------------------------------------

ITALY (6.8%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  09-15-10                          0.95          22,546,674(b,c)           32,131,089
  09-15-35                          2.35          16,910,006(b,c)           23,888,640
                                                                       ---------------
Total                                                                       56,019,729
--------------------------------------------------------------------------------------

JAPAN (3.5%)
Govt of Japan
 (Japanese Yen)
  06-20-08                          0.50         706,000,000(c)              6,326,267
  03-20-15                          1.30       2,456,000,000(c)             22,143,009
                                                                       ---------------
Total                                                                       28,469,276
--------------------------------------------------------------------------------------

SWEDEN (2.0%)
Govt of Sweden
 (Swedish Krone)
  12-01-28                          3.50          69,890,000(c,d)           16,017,031
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

UNITED KINGDOM (16.5%)
United Kingdom Gilt Inflation Linked
 (British Pound)
  07-26-16                          2.50%          5,840,000(c,d)          $31,612,391
  04-16-20                          2.50          10,720,000(c,d)           60,159,025
  07-22-30                          4.13           8,890,000(c,d)           43,900,036
                                                                       ---------------
Total                                                                      135,671,452
--------------------------------------------------------------------------------------

UNITED STATES (51.0%)
Federal Home Loan Bank
  10-10-12                          4.63          12,565,000                12,920,590
Federal Natl Mtge Assn
  05-18-12                          4.88           1,740,000(g)              1,805,702
U.S. Treasury Inflation-Indexed Bond
  01-15-08                          3.63           7,759,140(b)              7,767,880
  04-15-10                          0.88          30,327,275(b)             30,227,324
  04-15-11                          2.38          31,050,815(b)             32,367,783
  04-15-12                          2.00          74,952,696(b,e)           77,686,704
  07-15-12                          3.00          18,992,400(b)             20,571,078
  01-15-14                          2.00          48,336,998(b)             49,929,941
  07-15-14                          2.00          23,092,681(b)             23,860,934
  01-15-15                          1.63          24,377,439(b)             24,476,348
  01-15-16                          2.00          26,036,556(b)             26,721,792
  07-15-16                          2.50          12,895,167(b)             13,752,414
  01-15-17                          2.38          20,512,602(b)             21,647,058
  01-15-25                          2.38          17,539,797(b)             18,415,214
  04-15-28                          3.63          35,031,175(b)             44,383,212
  04-15-29                          3.88           8,540,179(b)             11,300,525
                                                                       ---------------
Total                                                                      417,834,499
--------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $744,891,460)                                                      $792,299,020
--------------------------------------------------------------------------------------

MONEY MARKET FUND (6.5%)(f)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                        52,945,593(h)          $52,945,593
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $52,945,593)                                                      $52,945,593
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $797,837,053)(i)                                                 $845,244,613
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                NUMBER OF                                            UNREALIZED
                                                                CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION                                           LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                                        (142)          $(15,659,938)     March 2008         $29,713

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 214 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Global Inflation Protected Securities Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2007

                                             CURRENCY TO BE               CURRENCY TO BE            UNREALIZED        UNREALIZED
EXCHANGE DATE                                  DELIVERED                     RECEIVED              APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Jan. 16, 2008                                            783,000                    1,594,580          $39,800               $--
                                                   British Pound                  U.S. Dollar
Jan. 16, 2008                                         65,940,000                  134,725,970        3,790,903                --
                                                   British Pound                  U.S. Dollar
Jan. 23, 2008                                        105,635,000                   16,095,290               --          (249,624)
                                                   Swedish Krona                  U.S. Dollar
Jan. 24, 2008                                      3,204,315,000                   28,414,353               --          (386,735)
                                                    Japanese Yen                  U.S. Dollar
Jan. 25, 2008                                         24,002,000                   23,752,598               --          (408,445)
                                                 Canadian Dollar                  U.S. Dollar
Jan. 31, 2008                                        112,695,000                  162,434,065               --        (2,136,913)
                                          European Monetary Unit                  U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $3,830,703       $(3,181,717)
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.9% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 2.6% of net assets.

(g) At Dec. 31, 2007, investments in securities included securities valued at $188,872 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(i) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $838,974,970 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $6,351,639
Unrealized depreciation                                                 (81,996)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $6,269,643
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  215

PORTFOLIO OF INVESTMENTS

RiverSource VP - Growth Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (95.8%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.5%)
Boeing                                               159,276             $13,930,279
Honeywell Intl                                        11,002                 677,393
Lockheed Martin                                       12,403               1,305,540
                                                                     ---------------
Total                                                                     15,913,212
------------------------------------------------------------------------------------

BEVERAGES (2.2%)
Coca-Cola                                             66,516               4,082,087
Molson Coors Brewing Cl B                             61,485               3,173,856
PepsiCo                                               85,213               6,467,666
                                                                     ---------------
Total                                                                     13,723,609
------------------------------------------------------------------------------------

BIOTECHNOLOGY (5.5%)
Amgen                                                169,231(b)            7,859,088
Biogen Idec                                           74,833(b)            4,259,494
Celgene                                               28,747(b)            1,328,399
Genentech                                            264,472(b)           17,738,137
Gilead Sciences                                       78,114(b)            3,594,025
                                                                     ---------------
Total                                                                     34,779,143
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.7%)
Apollo Mgmt LP                                       275,000(b,d,e)        6,050,000
Goldman Sachs Group                                    3,425                 736,546
KKR Private Equity Investors LP Unit                 742,166              13,486,213
Oaktree Capital Group LLC Cl A Unit                   46,000(d,e)          1,506,500
Och-Ziff Capital Management Group LLC Cl A            46,993               1,234,976
                                                                     ---------------
Total                                                                     23,014,235
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (8.6%)
Cisco Systems                                        699,174(b)           18,926,640
Comverse Technology                                   20,148(b)              348,057
JDS Uniphase                                         277,897(b)            3,696,030
Nokia ADR                                             38,761(c)            1,488,035
QUALCOMM                                             685,740              26,983,870
Starent Networks                                      72,079(b)            1,315,442
Telefonaktiebolaget LM Ericsson ADR                   61,747(c)            1,441,792
                                                                     ---------------
Total                                                                     54,199,866
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.1%)
Apple                                                 65,511(b)           12,976,418
Brocade Communications Systems                        26,780(b)              196,565
Dell                                                  24,213(b)              593,461
EMC                                                   50,636(b)              938,285
Hewlett-Packard                                       96,116               4,851,936
                                                                     ---------------
Total                                                                     19,556,665
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (7.3%)
AT&T                                                 560,791             $23,306,475
Chunghwa Telecom ADR                                  16,753(c)              353,656
Deutsche Telekom                                     565,058(c)           12,423,157
Deutsche Telekom ADR                                  84,720(c)            1,835,882
Telefonica                                           102,383(c)            3,313,089
Telefonica ADR                                        30,855(c)            3,011,139
Verizon Communications                                29,038               1,268,670
                                                                     ---------------
Total                                                                     45,512,068
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
CVS Caremark                                          19,432                 772,422
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Kraft Foods Cl A                                     120,875               3,944,151
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Boston Scientific                                  1,522,858(b)           17,710,839
Medtronic                                             32,052               1,611,254
                                                                     ---------------
Total                                                                     19,322,093
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.4%)
Cardinal Health                                      108,098               6,242,660
McKesson                                             106,647               6,986,445
UnitedHealth Group                                   136,243               7,929,342
                                                                     ---------------
Total                                                                     21,158,447
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Intl Game Technology                                  38,966               1,711,776
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.5%)
Harman Intl Inds                                     207,311              15,280,894
S&P Homebuilders ETF SPDR Fund                        22,684                 438,935
                                                                     ---------------
Total                                                                     15,719,829
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Colgate-Palmolive                                     97,444               7,596,734
Procter & Gamble                                      86,737               6,368,231
                                                                     ---------------
Total                                                                     13,964,965
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.1%)
General Electric                                      17,053                 632,155
Siemens                                               38,669(c)            6,112,927
                                                                     ---------------
Total                                                                      6,745,082
------------------------------------------------------------------------------------

INSURANCE (1.5%)
ACE                                                   13,380(c)              826,616
AFLAC                                                 30,162               1,889,046
American Intl Group                                   65,432               3,814,687
Prudential Financial                                  31,461               2,927,131
                                                                     ---------------
Total                                                                      9,457,480
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET SOFTWARE & SERVICES (2.4%)
eBay                                                 109,223(b)           $3,625,111
Google Cl A                                           16,504(b)           11,412,186
Yahoo!                                                10,260(b)              238,648
                                                                     ---------------
Total                                                                     15,275,945
------------------------------------------------------------------------------------

IT SERVICES (0.2%)
HCL Technologies                                      13,250(c)              109,404
MasterCard Cl A                                        5,318               1,144,433
                                                                     ---------------
Total                                                                      1,253,837
------------------------------------------------------------------------------------

MACHINERY (--%)
Flowserve                                              2,112                 203,174
------------------------------------------------------------------------------------

MEDIA (11.4%)
Comcast Cl A                                         153,674(b)            2,806,087
News Corp Cl A                                       157,917               3,235,719
Time Warner                                          295,523               4,879,085
Time Warner Cable Cl A                                19,547(b)              539,497
Virgin Media                                       2,841,321(i)           48,700,243
WorldSpace Cl A                                       87,785(b,f)            147,479
XM Satellite Radio Holdings Cl A                     874,159(b,i)         10,699,706
                                                                     ---------------
Total                                                                     71,007,816
------------------------------------------------------------------------------------

METALS & MINING (3.7%)
Coeur d'Alene Mines                                1,360,981(b,f)          6,723,246
Lihir Gold                                         3,860,809(b,c)         11,990,426
Newmont Mining                                        86,653               4,231,275
Stillwater Mining                                     53,799(b)              519,698
                                                                     ---------------
Total                                                                     23,464,645
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.2%)
Exxon Mobil                                          125,668              11,773,834
Kinder Morgan Management LLC                              --(b)                    1
Valero Energy                                         27,018               1,892,071
                                                                     ---------------
Total                                                                     13,665,906
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (2.9%)
Avon Products                                        409,424              16,184,530
Herbalife                                             47,638(c)            1,918,859
                                                                     ---------------
Total                                                                     18,103,389
------------------------------------------------------------------------------------

PHARMACEUTICALS (7.6%)
Bristol-Myers Squibb                                 337,405               8,947,981
Eli Lilly & Co                                        74,926               4,000,299
Johnson & Johnson                                     41,767               2,785,859
Merck & Co                                           148,374               8,622,013
Pfizer                                               450,579              10,241,661
Roche Holding                                         18,115(c)            3,128,838
Schering-Plough                                      259,287               6,907,406
Wyeth                                                 61,896               2,735,184
                                                                     ---------------
Total                                                                     47,369,241
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 216 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

RiverSource VP - Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ROAD & RAIL (1.2%)
Hertz Global Holdings                                454,558(b)           $7,222,927
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Atmel                                                904,900(b)            3,909,168
Broadcom Cl A                                         20,498(b)              535,818
Intel                                                435,024              11,597,740
LDK Solar ADR                                         13,535(b,c,f)          636,280
PMC-Sierra                                           187,522(b)            1,226,394
Spansion Cl A                                        967,455(b)            3,802,098
Sumco Techxiv                                         26,216(c)              914,860
Texas Instruments                                     21,103                 704,840
                                                                     ---------------
Total                                                                     23,327,198
------------------------------------------------------------------------------------

SOFTWARE (4.3%)
Microsoft                                            732,844              26,089,246
Nuance Communications                                 36,320(b)              678,458
                                                                     ---------------
Total                                                                     26,767,704
------------------------------------------------------------------------------------

SPECIALTY RETAIL (--%)
Office Depot                                           9,762(b)              135,789
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Countrywide Financial                                 73,718                 659,039
------------------------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                                         124,771               9,430,192
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (6.9%)
America Movil ADR Series L                            11,051(c)              678,421
Hutchison Telecommunications Intl                  1,687,045(c)            2,543,145

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
WIRELESS TELECOMMUNICATION SERVICES (CONT.)
Millicom Intl Cellular                                12,193(b,c)         $1,438,042
Orascom Telecom Holding GDR                           15,835(c)            1,314,305
Sprint Nextel                                        254,515               3,341,782
Vodafone Group                                     8,143,712(c)           30,504,728
Vodafone Group ADR                                    95,375(c)            3,559,395
                                                                     ---------------
Total                                                                     43,379,818
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $604,713,203)                                                    $600,761,663
------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.7%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
Genentech                                            2,706            $90.00             Jan. 2008               $6,765
QUALCOMM                                               215             50.00             Jan. 2008                  108
Virgin Media                                         3,495             17.50             June 2008              847,537
Virgin Media                                         2,036             27.50             Jan. 2008                5,090
XM Satellite Radio Holdings Cl A                     3,452             15.00             Jan. 2008              241,640
XM Satellite Radio Holdings Cl A                     3,386             17.50             Jan. 2008              110,045
--------------------------------------------------------------------------------------------------------------------------

OPTIONS PURCHASED (CONTINUED)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)

PUTS
Oil Service Holders Trust                            2,610           $175.00             Jan. 2008             $117,450
S&P 500 Index                                   32,195,645             95.00            March 2008              849,965
SPDR Trust Series 1                                  1,749            147.00            March 2008            1,049,400
XM Satellite Radio Holdings Cl A                     7,676             12.50             Jan. 2008            1,400,870
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $7,069,771)                                                                                           $4,628,870
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (5.0%)(g)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                        31,476,699(h)          $31,476,699
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $31,476,699)                                                      $31,476,699
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $643,259,673)(j)                                                 $636,867,232
====================================================================================

INVESTMENTS IN DERIVATIVES
OPEN OPTIONS CONTRACTS WRITTEN AT DEC. 31, 2007

                                                                            NUMBER OF      EXERCISE      EXPIRATION
ISSUER                                                      PUTS/CALLS      CONTRACTS       PRICE           DATE         VALUE(A)
---------------------------------------------------------------------------------------------------------------------------------
Virgin Media                                                   Call           3,495         $22.50       June 2008       $314,550
XM Satelite Radio Holdings Cl A                                Call           6,953          20.00       Jan. 2008         52,148
XM Satelite Radio Holdings Cl A                                Put            7,676          10.00       Jan. 2008        479,750
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                    $846,448
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  217

RiverSource VP - Growth Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2007

                                                          CURRENCY TO BE       CURRENCY TO BE       UNREALIZED        UNREALIZED
EXCHANGE DATE                                                DELIVERED            RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Jan. 04, 2008                                                   7,796,000        16,123,822           $639,076              $--
                                                            British Pound       U.S. Dollar
Jan. 07, 2008                                                   7,573,000        15,660,964            620,190               --
                                                            British Pound       U.S. Dollar
Jan. 11, 2008                                                  11,841,000        10,334,470                 --          (39,733)
                                                               Australian       U.S. Dollar
                                                                   Dollar
Jan. 18, 2008                                                   9,657,000        14,132,295             33,650               --
                                                                 European       U.S. Dollar
                                                            Monetary Unit
Jan. 22, 2008                                                   5,579,000         8,209,331             63,669               --
                                                                 European       U.S. Dollar
                                                            Monetary Unit
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $1,356,585         $(39,733)
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 14.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $7,556,500 or 1.2% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                        08-02-07                $6,600,000
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-20-07          1,929,160

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.1% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 3.9% of net assets.

(h)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(i) At Dec. 31, 2007, securities valued at $14,500,902 were held to cover open call options written. See Note 6 to the financial statements.

(j) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $653,504,914 aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $57,631,663
Unrealized depreciation                                               (74,269,345)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(16,637,682)
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 218 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - High Yield Bond Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (80.5%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (0.4%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                              5.37%     $5,798,685(i)           $4,471,295
------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (2.2%)
Alion Science and Technology
  02-01-15                             10.25       6,695,000               5,707,488
DRS Technologies
  11-01-13                              6.88       2,745,000               2,731,275
  02-01-16                              6.63       1,185,000               1,170,188
  02-01-18                              7.63       2,410,000               2,440,125
L-3 Communications
  06-15-12                              7.63       3,425,000               3,497,781
  07-15-13                              6.13       1,010,000                 992,325
L-3 Communications
 Series B
  10-15-15                              6.38       6,450,000               6,353,249
                                                                     ---------------
Total                                                                     22,892,431
------------------------------------------------------------------------------------

AUTOMOTIVE (1.1%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                              9.88       3,217,000               3,064,064
GMAC
 Sr Unsecured
  04-15-16                              7.70       3,323,000               2,816,243
RSC Equipment Rental
  12-01-14                              9.50       4,807,000               4,302,264
Tenneco
 Sr Unsecured
  11-15-15                              8.13       1,080,000(d)            1,069,200
                                                                     ---------------
Total                                                                     11,251,771
------------------------------------------------------------------------------------

BANKING (0.1%)
Washington Mutual Bank
 Sub Nts
  08-15-14                              5.65       1,405,000               1,234,742
------------------------------------------------------------------------------------

BROKERAGE (1.4%)
LaBranche & Co
 Sr Nts
  05-15-12                             11.00       3,894,000               3,811,253
Lehman Brothers Holdings
 Sub Nts
  12-28-17                              6.75       4,685,000               4,819,460
Nuveen Investments
 Sr Nts
  11-15-15                             10.50       5,405,000(d)            5,384,730
                                                                     ---------------
Total                                                                     14,015,443
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

BUILDING MATERIALS (1.1%)
Gibraltar Inds
 Series B
  12-01-15                              8.00%     $6,563,000              $5,906,700
Norcraft Companies LP/Finance
  11-01-11                              9.00         570,000                 578,550
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                              7.85       4,900,000(h)            4,410,000
                                                                     ---------------
Total                                                                     10,895,250
------------------------------------------------------------------------------------

CHEMICALS (4.9%)
Chemtura
  06-01-16                              6.88       7,545,000               7,092,300
Georgia Gulf
  10-15-16                             10.75       4,775,000               3,199,250
Hexion US Finance/Nova Scotia Finance
  11-15-14                              9.75       4,278,000               4,620,240
INVISTA
 Sr Unsecured
  05-01-12                              9.25      11,097,000(d)           11,568,622
MacDermid
 Sr Sub Nts
  04-15-17                              9.50       7,560,000(d)            7,106,400
Momentive Performance Materials
 Pay-in-kind
  12-01-14                             10.13       9,245,000(d,j)          8,459,175
NALCO
 Sr Sub Nts
  11-15-13                              8.88       3,845,000               4,008,413
NALCO
 Sr Unsecured
  11-15-11                              7.75       2,490,000               2,521,125
NewMarket
  12-15-16                              7.13       1,904,000               1,884,960
                                                                     ---------------
Total                                                                     50,460,485
------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.0%)
Terex
 Sr Sub Nts
  11-15-17                              8.00       4,315,000               4,368,937
United Rentals North America
  02-15-12                              6.50       3,030,000               2,749,725
United Rentals North America
 Sr Sub Nts
  02-15-14                              7.00       3,595,000               3,010,813
                                                                     ---------------
Total                                                                     10,129,475
------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

CONSUMER PRODUCTS (2.7%)
AAC Group Holding
 Sr Unsecured Pay-in-kind
  10-01-12                             14.75%       $875,472(j)             $801,057
AAC Group Holding
 Sr Unsecured
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
  10-01-12                             10.28       4,225,000(h)            3,633,500
Jarden
  05-01-17                              7.50      11,955,000              10,251,412
Sealy Mattress
  06-15-14                              8.25         833,000                 795,515
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
  12-01-13                             10.14       3,350,000(h)            3,123,875
Visant Holding
 Sr Nts
  12-01-13                              8.75       2,672,000               2,685,360
Vitro
  02-01-17                              9.13       7,024,000(c)            6,462,080
                                                                     ---------------
Total                                                                     27,752,799
------------------------------------------------------------------------------------

ELECTRIC (4.2%)
Dynegy Holdings
 Sr Unsecured
  05-01-16                              8.38       4,550,000               4,447,625
  05-15-18                              7.13       4,885,000               4,323,225
Edison Mission Energy
 Sr Unsecured
  06-15-16                              7.75       1,863,000               1,918,890
Energy Future Holdings
  11-01-17                             10.88       3,670,000(d)            3,688,350
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                              8.56       3,966,136               4,233,850
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                              8.30       3,030,000               3,037,575
Mirant North America LLC
  12-31-13                              7.38       6,051,000               6,066,128
NRG Energy
  02-01-14                              7.25       3,589,000               3,499,275
  01-15-17                              7.38       8,945,000               8,721,374
Reliant Energy
  12-15-14                              6.75         975,000                 979,875
Reliant Energy
 Sr Nts
  06-15-17                              7.88       2,215,000               2,198,388
                                                                     ---------------
Total                                                                     43,114,555
------------------------------------------------------------------------------------

                                                                             See
accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  219

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

ENTERTAINMENT (0.7%)
AMC Entertainment
  02-01-16                             11.00%     $4,836,000              $5,089,890
United Artists Theatre Circuit
 Pass-Through Ctfs Series AU4
  07-01-15                              9.30       1,828,884(k)            1,865,461
United Artists Theatre Circuit
 Pass-Through Ctfs Series AV2
  07-01-15                              9.30         596,481(k)              608,411
                                                                     ---------------
Total                                                                      7,563,762
------------------------------------------------------------------------------------

ENVIRONMENTAL (0.7%)
Allied Waste North America
  02-15-14                              6.13         595,000                 571,944
Allied Waste North America
 Series B
  05-15-16                              7.13       2,625,000               2,605,313
Clean Harbors
  07-15-12                             11.25       3,872,000               4,157,559
                                                                     ---------------
Total                                                                      7,334,816
------------------------------------------------------------------------------------

FOOD AND BEVERAGE (4.4%)
Aramark
  02-01-15                              8.41       1,700,000(i)            1,657,500
  02-01-15                              8.50         278,000                 281,475
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                             10.92      11,850,000(h)           11,079,750
Constellation Brands
  12-15-14                              8.38       3,035,000               3,072,938
  09-01-16                              7.25       3,860,000               3,618,750
  05-15-17                              7.25       3,475,000(d)            3,223,063
Cott Beverages USA
  12-15-11                              8.00      12,336,000              11,472,479
Pinnacle Foods Finance LLC
 Sr Sub Nts
  04-01-17                             10.63      10,030,000(d)            8,625,800
Smithfield Foods
 Sr Unsecured
  07-01-17                              7.75       2,353,000               2,276,528
                                                                     ---------------
Total                                                                     45,308,283
------------------------------------------------------------------------------------

GAMING (5.7%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                             10.13       3,970,000               4,099,025
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
  06-15-15                             10.25       6,505,000(d)            5,643,088
Harrah's Operating
  10-01-17                              5.75       5,500,000               3,726,250
Indianapolis Downs LLC/Capital
 Secured
  11-01-12                             11.00       3,990,000(d)            3,920,175
Majestic Star Casino LLC/Capital
  10-15-10                              9.50       6,181,000               5,841,045

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
GAMING (CONT.)
MGM Mirage
  06-01-16                              7.50%     $6,100,000              $6,039,000
Pokagon Gaming Authority
 Sr Nts
  06-15-14                             10.38       6,300,000(d)            6,772,500
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                              9.38       5,660,000(d)            5,504,350
Station Casinos
 Sr Sub Nts
  02-01-14                              6.50       3,915,000               2,936,250
  03-01-16                              6.88       2,203,000               1,608,190
  03-15-18                              6.63       1,915,000               1,311,775
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                              9.00       6,700,000(d)            6,834,000
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                              6.63       4,436,000               4,358,370
                                                                     ---------------
Total                                                                     58,594,018
------------------------------------------------------------------------------------

GAS PIPELINES (0.7%)
Southern Star Central
 Sr Nts
  03-01-16                              6.75       4,260,000               4,078,950
Williams Partners LP/Finance
 Sr Unsecured
  02-01-17                              7.25       3,515,000               3,620,450
                                                                     ---------------
Total                                                                      7,699,400
------------------------------------------------------------------------------------

HEALTH CARE (7.2%)
Community Health Systems
  07-15-15                              8.88       8,833,000               8,998,618
DaVita
  03-15-13                              6.63       5,829,000               5,799,855
  03-15-15                              7.25       4,645,000               4,656,613
HCA
 Secured
  11-15-16                              9.25       4,982,000               5,231,100
HCA
 Sr Unsecured
  02-15-16                              6.50       8,100,000               6,885,000
MedCath Holdings
  07-15-12                              9.88       8,533,000               8,916,985
NMH Holdings
 Sr Unsecured Pay-in-kind
  06-15-14                             11.97       3,523,751(d,i,j)        3,382,801
Omnicare
  12-15-13                              6.75       5,530,000               5,198,200
  12-15-15                              6.88       2,747,000               2,554,710
Omnicare
 Sr Sub Nts
  06-01-13                              6.13       3,995,000               3,635,450
Select Medical
 Sr Unsecured
  09-15-15                             11.26      13,979,000(i)           12,161,729

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
HEALTH CARE (CONT.)
Vanguard Health Holding I LLC
 Sr Disc Nts
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
  10-01-15                              9.11%     $2,830,000(h)           $2,094,200
Vanguard Health Holding II LLC
 Sr Sub Nts
  10-01-14                              9.00       4,413,000               4,247,513
                                                                     ---------------
Total                                                                     73,762,774
------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.8%)
Hovnanian Enterprises
  04-01-12                              8.88       5,970,000               3,402,900
  05-15-13                              7.75         975,000                 546,000
Meritage Homes
 Sr Nts
  05-01-14                              7.00       3,800,000               2,717,000
Standard Pacific
 Sr Sub Nts
  04-15-12                              9.25       8,043,000               3,941,070
Standard Pacific
 Sr Unsecured
  10-01-08                              6.50       3,975,000               3,517,875
William Lyon Homes
  02-15-14                              7.50       7,960,000               4,776,000
                                                                     ---------------
Total                                                                     18,900,845
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (4.9%)
Chaparral Energy
 Sr Nts
  02-01-17                              8.88       2,570,000(d)            2,313,000
Chesapeake Energy
  08-15-14                              7.00       3,643,000               3,661,215
  01-15-16                              6.63       4,314,000               4,216,935
  01-15-18                              6.25       1,545,000               1,483,200
Compton Petroleum Finance
  12-01-13                              7.63       9,073,000(c)            8,437,889
Connacher Oil and Gas
 Secured
  12-15-15                             10.25       1,505,000(c,d)          1,503,119
Denbury Resources
 Sr Sub Nts
  12-15-15                              7.50       4,095,000               4,130,831
EXCO Resources
  01-15-11                              7.25       5,871,000               5,650,838
Forest Oil
 Sr Nts
  06-15-19                              7.25       1,800,000(d)            1,809,000
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                              7.75       7,265,000(d)            7,137,863
KCS Energy
  04-01-12                              7.13       4,380,000               4,215,750
PetroHawk Energy
  07-15-13                              9.13       3,435,000               3,615,338

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 220 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
INDEPENDENT ENERGY (CONT.)
Range Resources
  05-15-16                              7.50%     $1,970,000              $2,009,400
                                                                     ---------------
Total                                                                     50,184,378
------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.5%)
Texas Competitive Electric Holdings LLC
  11-01-15                             10.25       5,655,000(d)            5,598,450
------------------------------------------------------------------------------------

MEDIA CABLE (3.1%)
Cablevision Systems
 Sr Unsecured Series B
  04-15-12                              8.00       4,175,000               4,049,750
Charter Communications Holdings II LLC/Capital
  09-15-10                             10.25       1,915,000               1,876,700
  10-01-13                             10.25       2,800,000               2,681,000
Charter Communications Holdings II LLC/Capital
 Series B
  09-15-10                             10.25       5,775,000               5,630,625
Mediacom LLC/Capital
 Sr Unsecured
  01-15-13                              9.50         205,000                 190,394
Quebecor Media
 Sr Nts
  03-15-16                              7.75       6,584,000(c)            6,320,640
Quebecor Media
 Sr Unsecured
  03-15-16                              7.75       1,380,000(c,d)          1,328,250
Univision Communications
 Pay-in-kind
  03-15-15                              9.75       5,180,000(d,j)          4,687,900
Videotron Ltee
  01-15-14                              6.88       5,551,000(c)            5,433,041
                                                                     ---------------
Total                                                                     32,198,300
------------------------------------------------------------------------------------

MEDIA NON CABLE (7.1%)
Clear Channel Communications
 Sr Unsub
  12-15-16                              5.50       6,068,000               4,421,381
DIRECTV Holdings LLC/Finance
  06-15-15                              6.38       6,730,000               6,460,800
EchoStar DBS
  02-01-16                              7.13       9,631,000               9,823,619
Idearc
  11-15-16                              8.00       3,587,000               3,291,073
Lamar Media
 Series B
  08-15-15                              6.63       3,650,000               3,549,625
Lamar Media
 Sr Sub Nts
  08-15-15                              6.63       2,269,000(d)            2,212,275
Lamar Media
 Sr Unsecured
  08-15-15                              6.63       3,303,000               3,212,168
LBI Media
 Sr Sub Nts
  08-01-17                              8.50       3,289,000(d)            3,173,885

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MEDIA NON CABLE (CONT.)
Liberty Media LLC
 Sr Nts
  05-15-13                              5.70%     $6,489,000              $6,011,487
Liberty Media LLC
 Sr Unsecured
  02-01-30                              8.25       3,689,000               3,540,116
Radio One
  02-15-13                              6.38       6,833,000               5,645,766
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                              8.75       7,950,000(d)            8,178,563
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                             10.38       1,885,000(d)            2,042,869
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                              6.88       1,370,000               1,226,150
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                              6.88       3,754,000               3,359,830
RH Donnelley
 Sr Nts
  10-15-17                              8.88       2,105,000(d)            1,957,650
RH Donnelley
 Sr Unsecured
  01-15-13                              6.88       5,687,000               5,089,865
                                                                     ---------------
Total                                                                     73,197,122
------------------------------------------------------------------------------------

METALS (1.0%)
CII Carbon LLC
  11-15-15                             11.13       2,195,000(d)            2,173,050
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                              8.25       5,130,000               5,437,800
  04-01-17                              8.38         870,000                 933,075
Noranda Aluminium Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                              8.74       2,577,000(d,i,j)        2,164,680
                                                                     ---------------
Total                                                                     10,708,605
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.2%)
GMAC LLC
  08-28-12                              6.88       1,885,000               1,579,562
------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.9%)
Helix Energy Solutions Group
 Sr Unsecured
  01-15-16                              9.50       6,700,000(d)            6,817,250
Key Energy Services
 Sr Nts
  12-01-14                              8.38       7,675,000(d)            7,847,687
Quicksilver Resources
  04-01-16                              7.13       5,215,000               5,123,738
                                                                     ---------------
Total                                                                     19,788,675
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.8%)
Cardtronics
  08-15-13                              9.25       6,951,000               6,794,603

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
OTHER FINANCIAL INSTITUTIONS (CONT.)
Cardtronics
 Sr Sub Nts
  08-15-13                              9.25%     $4,480,000(d)           $4,379,200
Triad Acquisition
 Sr Unsecured Series B
  05-01-13                             11.13      10,460,000               7,740,400
                                                                     ---------------
Total                                                                     18,914,203
------------------------------------------------------------------------------------

OTHER INDUSTRY (1.1%)
Baldor Electric
  02-15-17                              8.63       3,040,000               3,131,200
Chart Inds
 Sr Sub Nts
  10-15-15                              9.13       5,890,000               6,037,250
Leucadia Natl
 Sr Unsecured
  09-15-15                              8.13       2,380,000               2,398,302
                                                                     ---------------
Total                                                                     11,566,752
------------------------------------------------------------------------------------

PACKAGING (1.2%)
Crown Americas LLC/Capital
  11-15-15                              7.75       7,253,000               7,470,590
Owens-Brockway Glass Container
  05-15-13                              8.25       5,060,000               5,249,750
                                                                     ---------------
Total                                                                     12,720,340
------------------------------------------------------------------------------------

PAPER (4.3%)
Abitibi-Consolidated
  08-01-10                              8.55       2,985,000(c)            2,611,875
Boise Cascade LLC
  10-15-14                              7.13       6,090,000               5,892,075
Cascades
 Sr Nts
  02-15-13                              7.25       3,670,000(c)            3,440,625
Georgia-Pacific
  01-15-17                              7.13       6,617,000(d)            6,435,033
Jefferson Smurfit US
  06-01-13                              7.50       5,840,000               5,591,800
NewPage
  05-01-12                             10.00       7,670,000               7,708,350
NewPage
 Secured
  05-01-12                             10.00       2,603,000(d)            2,616,015
Norampac
  06-01-13                              6.75       4,270,000(c)            3,896,375
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                              8.00       6,205,000               5,995,581
                                                                     ---------------
Total                                                                     44,187,729
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Warner Chilcott
  02-01-15                              8.75       6,469,000               6,663,070
------------------------------------------------------------------------------------

RAILROADS (0.3%)
Kansas City Southern de Mexico
 Sr Nts
  06-01-14                              7.38       2,734,000(c,d)          2,648,563
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  221

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)

REITS (0.9%)
Realogy
  04-15-15                             12.38%    $15,226,000(d)           $9,592,380
------------------------------------------------------------------------------------

RETAILERS (0.9%)
Claire's Stores
  06-01-17                             10.50       9,473,000(d)            5,068,055
Neiman Marcus Group
  10-15-15                             10.38       3,670,000               3,821,388
                                                                     ---------------
Total                                                                      8,889,443
------------------------------------------------------------------------------------

TECHNOLOGY (3.4%)
Communications & Power Inds
  02-01-12                              8.00       8,385,000               8,385,000
CPI Intl
 Sr Unsecured
  02-01-15                             11.06       1,720,000(i)            1,745,800
Freescale Semiconductor
 Pay-in-kind
  12-15-14                              9.13       6,483,000(j)            5,510,550
SS&C Technologies
  12-01-13                             11.75       2,195,000               2,370,600
SunGard Data Systems
  08-15-15                             10.25       8,030,000               8,210,675
West Corp
  10-15-16                             11.00       8,960,000               8,892,800
                                                                     ---------------
Total                                                                     35,115,425
------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.5%)
Hertz
  01-01-16                             10.50       2,694,000               2,788,290
Quality Distribution LLC/Capital
  01-15-12                              9.74       2,651,000(i)            2,385,900
                                                                     ---------------
Total                                                                      5,174,190
------------------------------------------------------------------------------------

WIRELESS (3.0%)
American Tower
 Sr Nts
  10-15-12                              7.13       7,815,000               8,029,913
Centennial Communications
 Sr Nts
  01-01-13                             10.00       3,955,000               4,113,200
Cricket Communications
  11-01-14                              9.38       2,035,000               1,907,813
MetroPCS Wireless
  11-01-14                              9.25       8,365,000               7,863,100
Nextel Communications
 Series D
  08-01-15                              7.38       9,040,000               8,900,955
                                                                     ---------------
Total                                                                     30,814,981
------------------------------------------------------------------------------------

WIRELINES (3.5%)
Citizens Communications
 Sr Unsecured
  03-15-19                              7.13       3,525,000               3,348,750
GCI
 Sr Unsecured
  02-15-14                              7.25       6,454,000               5,848,938

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
WIRELINES (CONT.)
Level 3 Financing
  03-15-13                             12.25%     $3,135,000              $3,166,350
  11-01-14                              9.25       2,279,000               2,062,495
  02-15-17                              8.75         555,000                 475,913
Qwest
 Sr Nts
  06-15-15                              7.63       7,015,000               7,137,762
Windstream
  08-01-16                              8.63      11,256,000              11,818,799
  03-15-19                              7.00       2,825,000               2,690,813
                                                                     ---------------
Total                                                                     36,549,820
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $871,372,480)                                                    $831,474,132
------------------------------------------------------------------------------------

SENIOR LOANS (14.7%)(l)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
AEROSPACE & DEFENSE (0.4%)
Acts
 Term Loan
  10-05-14                              8.47%     $4,673,473              $4,451,483
------------------------------------------------------------------------------------

AUTOMOTIVE (0.4%)
Ford Motor
 Term Loan
  12-15-13                              8.00       4,175,669               3,858,067
------------------------------------------------------------------------------------

CHEMICALS (0.5%)
Celanese
 Term Loan
  04-06-14                              6.98       5,676,475(c)            5,480,182
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.5%)
Spectrum Brands
 Synthetic Letter of Credit
  04-04-13                              5.09         147,227                 142,442
Spectrum Brands
 Tranche B1 Term Loan
  04-04-13                         8.88-9.25       5,369,423               5,194,917
                                                                     ---------------
Total                                                                      5,337,359
------------------------------------------------------------------------------------

ENTERTAINMENT (0.3%)
AMC Entertainment
 Term Loan
  06-13-12                              9.99       3,561,170               3,454,334
------------------------------------------------------------------------------------

GAMING (1.5%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                    TBD       3,344,751(g,m,n)        3,118,980
Fontainebleau Las Vegas
 Tranche B Term Loan
  06-05-14                              8.40       6,689,502               6,237,962
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                              9.00       5,987,432(k)            5,867,683
                                                                     ---------------
Total                                                                     15,224,625
------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

HEALTH CARE (1.7%)
HCA
 Tranche B Term Loan
  1-21-13                               7.08%     $7,523,150              $7,228,092
IASIS Healthcare LLC
 Term Loan
  06-15-14                             10.32      11,987,948              11,178,762
                                                                     ---------------
Total                                                                     18,406,854
------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.6%)
Sandridge Energy
 Term Loan
  04-01-15                              8.63       5,850,000               5,820,750
------------------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Asurion
 2nd Lien Term Loan
  07-02-15                       11.38-11.75       2,123,000               2,055,765
------------------------------------------------------------------------------------

MEDIA CABLE (1.2%)
Charter Communications
 Term Loan
  TBD                                    TBD       2,160,000(g,n)          2,014,827
Charter Communications
 Term Loan
  03-06-13                              6.99      10,580,000               9,868,918
                                                                     ---------------
Total                                                                     11,883,745
------------------------------------------------------------------------------------

MEDIA NON CABLE (1.6%)
Intelsat Bermuda
 Term Loan
  02-01-14                              7.73       4,670,000(c)            4,597,989
Nielsen Finance
 Term Loan
  08-09-13                         7.15-7.49      12,196,669(c)           11,579,273
                                                                     ---------------
Total                                                                     16,177,262
------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.1%)
Dresser
 2nd Lien Term Loan
  05-04-15                             11.13      12,405,000              11,784,750
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.6%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                         7.86-8.39       6,290,324               5,787,098
------------------------------------------------------------------------------------

PAPER (0.2%)
Newpage Corp
 Term Loan
  TBD                                    TBD       1,925,000(g,n)          1,909,754
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Mylan
 Tranche B Term Loan
  TBD                                    TBD       3,340,000(g,n)          3,303,260
------------------------------------------------------------------------------------

RETAILERS (0.9%)
Claire's Stores
 Tranche B Term Loan
  05-29-14                         7.58-7.95       4,588,500               3,869,620

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 222 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - High Yield Bond Fund

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)
RETAILERS (CONT.)
Toys "R" Us
Term Loan
  TBD                                    TBD        $756,219(g,n)           $740,777
Toys "R" Us
 Term Loan
  07-19-12                              9.16%      4,308,458               4,220,479
                                                                     ---------------
Total                                                                      8,830,876
------------------------------------------------------------------------------------

TECHNOLOGY (1.1%)
Flextronics Intl
 Tranche AIA
 Delayed Draw Term Loan
  TBD                                    TBD       2,496,942               2,434,519
Flextronics Intl
 Term Loan
  10-01-14                              7.39       8,689,359               8,472,125
                                                                     ---------------
Total                                                                     10,906,644
------------------------------------------------------------------------------------

WIRELESS (0.2%)
Trilogy Intl
 Term Loan
  06-29-12                         8.33-8.70       2,035,000               1,851,850
------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                    VALUE(A)

WIRELINES (1.4%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                              7.49%     $5,930,000              $5,700,213
Qwest
 Tranche B Term Loan
  06-30-10                              6.95       8,955,000               9,051,982
                                                                     ---------------
Total                                                                     14,752,195
------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $156,798,153)                                                    $151,276,853
------------------------------------------------------------------------------------

COMMON STOCKS (--%)
ISSUER                                            SHARES                    VALUE(A)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                 494,265(b,e)            $10,132
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                 4,785,000(b)                    5
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                           $10,137
------------------------------------------------------------------------------------

OTHER (0.1%)
ISSUER                                            SHARES                    VALUE(A)

OTHER FINANCIAL INSTITUTIONS
Varde Fund V LP                                    5,000,000(b,e,k)         $606,450
------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                 $606,450
------------------------------------------------------------------------------------

MONEY MARKET FUND (4.4%)
ISSUER                                            SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                        45,574,934(o)          $45,574,934
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $45,574,934)                                                      $45,574,934
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,077,658,930)(p)                                             $1,028,942,506
====================================================================================

INVESTMENTS IN DERIVATIVES
CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                                                            NOTIONAL
                                             REFERENCED         BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL
COUNTERPARTY                                   ENTITY          PROTECTION   FIXED RATE         DATE          AMOUNT
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing                  Ford Motor     Sell        6.60%       Sept. 20, 2012   $1,950,000
Merrill Lynch International             Hovnanian Enterprises     Sell         5.00       Sept. 20, 2012    1,425,000
Goldman Sachs, LLP                      Hovnanian Enterprises     Sell         9.60       Sept. 20, 2012    2,245,000
Goldman Sachs, LLP                           Standard Pacific     Sell         5.00       Sept. 20, 2012    1,435,000
Lehman Brothers Special Financing                  Ford Motor     Sell         6.75        Dec. 20, 2012    1,900,000
Lehman Brothers Special Financing                        GMAC     Sell         5.25        Dec. 20, 2012    1,512,000
JP Morgan Chase Bank                    Hovnanian Enterprises     Sell         8.80        Dec. 20, 2012    4,000,000
Merrill Lynch International                  Standard Pacific     Sell         5.00        Dec. 20, 2012    1,435,000
Morgan Stanley                               Standard Pacific     Sell         5.00        Dec. 20, 2012    1,900,000
---------------------------------------------------------------------------------------------------------------------
Total
---------------------------------------------------------------------------------------------------------------------


                                        PREMIUM       UNREALIZED
COUNTERPARTY                         PAID/RECEIVED   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing            $--        $(66,149)
Merrill Lynch International              199,500         (96,953)
Goldman Sachs, LLP                            --        (196,986)
Goldman Sachs, LLP                       200,900        (237,196)
Lehman Brothers Special Financing             --         (62,141)
Lehman Brothers Special Financing             --        (102,258)
JP Morgan Chase Bank                          --        (432,099)
Merrill Lynch International              222,425        (216,290)
Morgan Stanley                           399,000        (181,853)
---------------------------------------------------------------------------------------------------------------------
Total                                 $1,021,825     $(1,591,925)
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                                                                       NOTIONAL
                                                                                                     EXPIRATION       PRINCIPAL
COUNTERPARTY                    FUND RECEIVES                            FUND PAYS                      DATE            AMOUNT
  ------------------------------------------------------------------------------------------------------------------------------
Citibank              Spread on Lehman Brothers Baa          Absolute value of the spread           Jan. 1, 2008      $3,900,000
                      8.5+ Commercial Mortgage-Backed        return amount, if such amount is
                      Securities Index plus 1.00% times      negative
                      notional amount plus spread
                      return amount, if such amount is
                      positive
Wachovia              Total return on Lehman Brothers        Floating rate based on 1-month         Jan. 1, 2008       4,550,000
                      Baa 8.5+ Commercial                    LIBOR plus 1.10%
                      Mortgage-Backed Securities Index
--------------------------------------------------------------------------------------------------------------------------------
Total
--------------------------------------------------------------------------------------------------------------------------------

                    UNREALIZED
COUNTERPARTY        DEPRECIATION
  ------------------------------------------------------------------------------------------------------------------------------
Citibank             $(119,570)
Wachovia              (124,978)
--------------------------------------------------------------------------------------------------------------------------------
Total                $(244,548)
--------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  223

RiverSource VP - High Yield Bond Fund

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2007, the value of foreign securities represented 6.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $172,866,991 or 16.7% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,250,426.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012                                          03-01-07 thru 09-15-07         $5,883,589
United Artists Theatre Circuit
  9.30% Pass-Through Ctfs Series AU4 2015                       02-09-00 thru 04-09-02          1,548,157
United Artists Theatre Circuit
  9.30% Pass-Through Ctfs Series AV2 2015                       12-11-01 thru 08-28-02            482,184
Varde Fund V LP                                                 04-27-00 thru 06-19-00                 --*

     * The original cost for this position in fiscal year 2004 was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) At Dec. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Fontainebleau Las Vegas                                              $3,298,693

(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(p) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $1,076,790,686 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                 $6,779,153
Unrealized depreciation                                                (54,627,333)
----------------------------------------------------------------------------------
Net unrealized depreciation                                           $(47,848,180)
----------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 224 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Income Opportunities Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (81.7%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
ASSET-BACKED (0.3%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15%        $2,000,000(d)             $2,003,096
--------------------------------------------------------------------------------------

MORTGAGE-BACKED (0.3%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.36          2,899,342(h)              2,235,648
--------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (2.7%)
Alion Science and Technology
  02-01-15                          10.25          4,650,000                 3,964,124
DRS Technologies
  11-01-13                           6.88          2,575,000                 2,562,125
  02-01-16                           6.63          3,585,000                 3,540,188
  02-01-18                           7.63          3,705,000                 3,751,313
L-3 Communications
  06-15-12                           7.63          1,650,000                 1,685,063
  07-15-13                           6.13             80,000                    78,600
  01-15-15                           5.88            225,000                   217,125
L-3 Communications
 Series B
  10-15-15                           6.38          3,185,000                 3,137,225
TransDigm
  07-15-14                           7.75          1,260,000                 1,278,900
                                                                       ---------------
Total                                                                       20,214,663
--------------------------------------------------------------------------------------

AUTOMOTIVE (2.7%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                           9.88         12,567,000                11,969,565
Ford Motor Credit LLC
 Sr Unsecured
  01-13-12                           7.99          1,995,000(h)              1,693,986
GMAC
 Sr Unsecured
  04-15-16                           7.70          2,974,000                 2,520,465
RSC Equipment Rental
  12-01-14                           9.50          3,035,000                 2,716,325
Tenneco
 Sr Unsecured
  11-15-15                           8.13            630,000(d)                623,700
                                                                       ---------------
Total                                                                       19,524,041
--------------------------------------------------------------------------------------

BANKING (0.1%)
Washington Mutual Bank
 Sub Nts
  08-15-14                           5.65            875,000                   768,968
--------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

BROKERAGE (0.3%)
Lehman Brothers Holdings
 Sub Nts
  12-28-17                           6.75%        $1,910,000                $1,964,817
--------------------------------------------------------------------------------------

BUILDING MATERIALS (0.5%)
Gibraltar Inds
 Series B
  12-01-15                           8.00          1,615,000                 1,453,500
Norcraft Companies LP/Finance
  11-01-11                           9.00          1,676,000                 1,701,140
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                           8.89            280,000(i)                252,000
                                                                       ---------------
Total                                                                        3,406,640
--------------------------------------------------------------------------------------

CHEMICALS (2.9%)
Chemtura
  06-01-16                           6.88          5,702,000                 5,359,880
Hexion US Finance/Nova Scotia Finance
  11-15-14                           9.75          4,034,000                 4,356,720
INVISTA
 Sr Unsecured
  05-01-12                           9.25          2,530,000(d)              2,637,525
Momentive Performance Materials
 Pay-in-kind
  12-01-14                          10.13          4,315,000(d,e)            3,948,225
NALCO
 Sr Unsecured
  11-15-11                           7.75          2,175,000                 2,202,188
NewMarket
  12-15-16                           7.13          3,010,000                 2,979,900
                                                                       ---------------
Total                                                                       21,484,438
--------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.0%)
Terex
 Sr Sub Nts
  11-15-17                           8.00          2,520,000                 2,551,500
United Rentals North America
  02-15-12                           6.50          5,480,000                 4,973,100
                                                                       ---------------
Total                                                                        7,524,600
--------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.3%)
Chattem
 Sr Sub Nts
  03-01-14                           7.00          2,600,000                 2,567,500
Jarden
  05-01-17                           7.50          4,635,000                 3,974,513
Sealy Mattress
  06-15-14                           8.25            566,000                   540,530
Visant
  10-01-12                           7.63          2,615,000                 2,628,075

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
CONSUMER PRODUCTS (CONT.)
Visant Holding
 Sr Nts
  12-01-13                           8.75%          $694,000                  $697,470
Vitro
  02-01-12                           8.63          3,000,000(c)              2,820,000
  02-01-17                           9.13          4,205,000(c)              3,868,600
                                                                       ---------------
Total                                                                       17,096,688
--------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.2%)
Actuant
 Sr Nts
  06-15-17                           6.88          1,815,000(d)              1,796,850
--------------------------------------------------------------------------------------

ELECTRIC (4.7%)
AES
 Sr Nts
  10-15-17                           8.00          1,040,000(d)              1,063,400
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38          2,300,000                 2,248,250
  05-15-18                           7.13          1,325,000                 1,172,625
  06-01-19                           7.75          5,000,000                 4,612,499
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50          3,510,000                 3,597,750
  06-15-16                           7.75            600,000                   618,000
  05-15-17                           7.00          1,650,000                 1,621,125
Energy Future Holdings
  11-01-17                          10.88          3,925,000(d)              3,944,624
IPALCO Enterprises
 Secured
  11-14-08                           8.38             65,000                    66,138
  11-14-11                           8.63          1,540,000                 1,609,300
Mirant Americas Generation LLC
 Sr Unsecured
  10-01-21                           8.50            445,000                   408,288
  05-01-31                           9.13            405,000                   378,675
Mirant North America LLC
  12-31-13                           7.38          7,035,000                 7,052,587
Nevada Power
  04-15-12                           6.50            550,000                   569,628
NRG Energy
  02-01-14                           7.25          1,050,000                 1,023,750
  02-01-16                           7.38            245,000                   238,875
  01-15-17                           7.38          3,010,000                 2,934,750
Reliant Energy
  12-15-14                           6.75          1,355,000                 1,361,775
                                                                       ---------------
Total                                                                       34,522,039
--------------------------------------------------------------------------------------

ENVIRONMENTAL (1.4%)
Allied Waste North America
 Secured
  02-15-14                           6.13          5,721,000                 5,499,311

                                                                             See
accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  225

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
ENVIRONMENTAL (CONT.)
Allied Waste North America
Series B
  05-15-16                           7.13%          $775,000                  $769,188
Clean Harbors
  07-15-12                          11.25            120,000                   128,850
WCA Waste
  06-15-14                           9.25          3,600,000                 3,663,000
                                                                       ---------------
Total                                                                       10,060,349
--------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.5%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                           9.79          5,440,000(i)              5,086,400
Constellation Brands
  12-15-14                           8.38          4,360,000                 4,414,500
  09-01-16                           7.25          3,665,000                 3,435,938
  05-15-17                           7.25          1,365,000(d)              1,266,038
Cott Beverages USA
  12-15-11                           8.00         10,810,000                10,053,299
Smithfield Foods
 Sr Unsecured
  07-01-17                           7.75          1,473,000                 1,425,128
                                                                       ---------------
Total                                                                       25,681,303
--------------------------------------------------------------------------------------

GAMING (6.0%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13          4,190,000                 4,326,175
Harrah's Operating
  10-01-17                           5.75            585,000                   396,338
Indianapolis Downs LLC/Capital
 Secured
  11-01-12                          11.00          2,215,000(d)              2,176,238
Majestic Star Casino LLC/Capital
  10-15-10                           9.50          4,526,000                 4,277,070
MGM Mirage
  04-01-13                           6.75          4,845,000                 4,699,649
  06-01-16                           7.50          4,675,000                 4,628,250
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38          1,865,000(d)              2,004,875
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                           9.38          6,965,000(d)              6,773,462
Station Casinos
 Sr Nts
  04-01-12                           6.00          3,325,000                 2,959,250
Station Casinos
 Sr Unsecured
  08-15-16                           7.75          3,815,000                 3,443,038
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00          5,155,000(d)              5,258,099

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
GAMING (CONT.)
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63%        $2,035,000(d)             $1,999,388
  12-01-14                           6.63            980,000                   962,850
                                                                       ---------------
Total                                                                       43,904,682
--------------------------------------------------------------------------------------

GAS PIPELINES (2.2%)
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80            320,000                   333,108
El Paso
 Sr Sub Nts
  06-15-14                           6.88          1,400,000                 1,410,114
Southern Star Central
 Sr Nts
  03-01-16                           6.75          4,830,000                 4,624,725
Tennessee Gas Pipeline
  12-15-11                           6.00          1,071,000                 1,060,290
Williams Partners LP/Finance
 Sr Unsecured
  02-01-17                           7.25          8,860,000                 9,125,799
                                                                       ---------------
Total                                                                       16,554,036
--------------------------------------------------------------------------------------

HEALTH CARE (5.9%)
Community Health Systems
  07-15-15                           8.88          7,795,000                 7,941,155
DaVita
  03-15-15                           7.25          4,840,000                 4,852,100
HCA
 Secured
  11-15-16                           9.25          3,440,000                 3,612,000
HCA
 Secured Pay-in-kind
  11-15-16                           9.63          5,632,000(e)              5,955,840
IASIS Healthcare LLC/Capital
 Bank Guaranteed
  06-15-14                           8.75            565,000                   565,000
MedCath Holdings
  07-15-12                           9.88            610,000                   637,450
Omnicare
  12-15-13                           6.75          5,760,000                 5,414,400
  12-15-15                           6.88          4,920,000                 4,575,600
Omnicare
 Sr Sub Nts
  06-01-13                           6.13          2,645,000                 2,406,950
Select Medical
  02-01-15                           7.63          5,000,000                 4,275,000
Select Medical
 Sr Unsecured
  09-15-15                          11.26          3,370,000(h)              2,931,900
                                                                       ---------------
Total                                                                       43,167,395
--------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.4%)
DR Horton
 Sr Unsub
  04-15-16                           6.50          1,560,000                 1,353,492

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
HOME CONSTRUCTION (CONT.)
KB HOME
 Sr Sub Nts
  12-15-08                           8.63%        $4,955,000                $4,855,900
Meritage Homes
 Sr Nts
  05-01-14                           7.00          1,000,000                   715,000
Standard Pacific
 Sr Sub Nts
  04-15-12                           9.25            807,000                   395,430
Standard Pacific
 Sr Unsecured
  10-01-08                           6.50          2,595,000                 2,296,575
William Lyon Homes
  02-15-14                           7.50            570,000                   342,000
                                                                       ---------------
Total                                                                        9,958,397
--------------------------------------------------------------------------------------

INDEPENDENT ENERGY (6.2%)
Chesapeake Energy
  07-15-13                           7.63          1,405,000                 1,447,150
  06-15-14                           7.50            225,000                   228,938
  08-15-14                           7.00          1,230,000                 1,236,150
  01-15-16                           6.63          1,280,000                 1,251,200
  01-15-16                           6.88          4,170,000                 4,128,300
  01-15-18                           6.25            175,000                   168,000
Compton Petroleum Finance
  12-01-13                           7.63          3,875,000(c)              3,603,750
Connacher Oil and Gas
 Secured
  12-15-15                          10.25          4,206,000(c,d)            4,200,742
Denbury Resources
  04-01-13                           7.50            275,000                   277,750
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50          1,740,000                 1,755,225
EXCO Resources
  01-15-11                           7.25          4,112,000                 3,957,800
Forest Oil
 Sr Nts
  06-15-19                           7.25          1,620,000(d)              1,628,100
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75          6,600,000(d)              6,484,499
KCS Energy
  04-01-12                           7.13          5,505,000                 5,298,562
PetroHawk Energy
  07-15-13                           9.13          3,445,000                 3,625,863
Range Resources
  03-15-15                           6.38          2,200,000                 2,145,000
  05-15-16                           7.50          4,005,000                 4,085,100
                                                                       ---------------
Total                                                                       45,522,129
--------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.5%)
Texas Competitive Electric Holdings LLC
  11-01-15                          10.25          3,665,000(d)              3,628,350
--------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 226 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)

MEDIA CABLE (2.7%)
Cablevision Systems
 Sr Unsecured Series B
  04-15-12                           8.00%        $2,540,000                $2,463,800
Charter Communications Operating LLC/Capital
 Secured
  04-30-12                           8.00          4,390,000(d)              4,236,350
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-14                           8.38          2,555,000(d)              2,471,963
CSC Holdings
  07-15-18                           7.63          1,310,000                 1,203,563
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13            485,000                   492,881
Mediacom LLC/Capital
 Sr Unsecured
  01-15-13                           9.50            445,000                   413,294
Quebecor Media
 Sr Nts
  03-15-16                           7.75          5,167,000(c)              4,960,319
Quebecor Media
 Sr Unsecured
  03-15-16                           7.75          1,230,000(c,d)            1,183,875
Videotron Ltee
  12-15-15                           6.38          1,000,000(c)                938,750
Virgin Media Finance
  04-15-14                           8.75          1,380,000(c)              1,369,650
                                                                       ---------------
Total                                                                       19,734,445
--------------------------------------------------------------------------------------

MEDIA NON CABLE (7.4%)
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50          2,663,000                 1,940,366
Dex Media
 Sr Disc Nts
 (Zero coupon through 11-15-08,
 thereafter 9.00%)
  11-15-13                           8.33          4,665,000(i)              4,245,150
Dex Media
 Sr Unsecured
  11-15-13                           8.00          5,440,000                 5,113,600
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38          1,225,000                 1,176,000
EchoStar DBS
  10-01-11                           6.38            185,000                   182,780
  10-01-14                           6.63          3,990,000                 3,970,050
  02-01-16                           7.13          7,440,000                 7,588,799
Idearc
  11-15-16                           8.00          2,444,000                 2,242,370
Lamar Media
 Series B
  08-15-15                           6.63            740,000                   719,650
Lamar Media
 Sr Sub Nts
  08-15-15                           6.63          5,246,000(d)              5,114,850

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
MEDIA NON CABLE (CONT.)
Lamar Media
 Sr Unsecured
  08-15-15                           6.63%        $1,219,000                $1,185,478
LBI Media
 Sr Sub Nts
  08-01-17                           8.50            974,000(d)                939,910
Liberty Media LLC
 Sr Nts
  05-15-13                           5.70          2,490,000                 2,306,766
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25            862,000                   827,211
LIN TV
  05-15-13                           6.50            380,000                   357,675
Radio One
  02-15-13                           6.38            285,000                   235,481
Radio One
 Series B
  07-01-11                           8.88          4,600,000                 4,306,750
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75          5,130,000(d)              5,277,487
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88             93,000                    83,235
Salem Communications Holding
  12-15-10                           7.75          7,179,000                 7,152,078
                                                                       ---------------
Total                                                                       54,965,686
--------------------------------------------------------------------------------------

METALS (2.2%)
CII Carbon LLC
  11-15-15                          11.13          1,430,000(d)              1,415,700
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25          6,385,000                 6,768,100
  04-01-17                           8.38          2,890,000                 3,099,525
Noranda Aluminium Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                           8.74          1,182,000(d,e)              992,880
Peabody Energy
  11-01-16                           7.38          2,060,000                 2,111,500
Peabody Energy
 Series B
  03-15-13                           6.88          1,918,000                 1,927,590
                                                                       ---------------
Total                                                                       16,315,295
--------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.1%)
GMAC LLC
  09-15-11                           6.88          9,550,000                 8,169,968
--------------------------------------------------------------------------------------

OIL FIELD SERVICES (2.1%)
Helix Energy Solutions Group
 Sr Unsecured
  01-15-16                           9.50          4,615,000(d)              4,695,763
Key Energy Services
 Sr Nts
  12-01-14                           8.38          4,975,000(d)              5,086,937

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
OIL FIELD SERVICES (CONT.)
OPTI Canada
  12-15-14                           8.25%        $2,799,000(c,d)           $2,767,511
Quicksilver Resources
  04-01-16                           7.13          3,310,000                 3,252,075
                                                                       ---------------
Total                                                                       15,802,286
--------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.3%)
Cardtronics
  08-15-13                           9.25          3,141,000                 3,070,328
Cardtronics
 Sr Sub Nts
  08-15-13                           9.25          5,045,000(d)              4,931,487
Dow Jones CDX High Yield Index
 Secured
  12-29-12                           8.75          5,000,000(d)              4,931,250
Triad Acquisition
 Sr Unsecured Series B
  05-01-13                          11.13          5,695,000                 4,214,300
                                                                       ---------------
Total                                                                       17,147,365
--------------------------------------------------------------------------------------

OTHER INDUSTRY (1.9%)
Baldor Electric
  02-15-17                           8.63          7,653,000                 7,882,590
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13          4,695,000                 4,812,375
Leucadia Natl
 Sr Unsecured
  09-15-15                           8.13          1,365,000                 1,375,497
                                                                       ---------------
Total                                                                       14,070,462
--------------------------------------------------------------------------------------

PACKAGING (1.6%)
Crown Americas LLC/Capital
  11-15-13                           7.63          1,225,000                 1,252,563
Crown Cork & Seal
  04-15-23                           8.00          2,425,000                 2,303,750
Greif
 Sr Unsecured
  02-01-17                           6.75          2,590,000                 2,531,725
Owens-Brockway Glass Container
  05-15-13                           8.25          2,715,000                 2,816,812
Silgan Holdings
 Sr Sub Nts
  11-15-13                           6.75          2,650,000                 2,570,500
                                                                       ---------------
Total                                                                       11,475,350
--------------------------------------------------------------------------------------

PAPER (4.0%)
Abitibi-Consolidated
  08-01-10                           8.55          1,625,000(c)              1,421,875
Boise Cascade LLC
  10-15-14                           7.13          1,885,000                 1,823,738
Cascades
 Sr Nts
  02-15-13                           7.25          2,950,000(c)              2,765,625
Georgia-Pacific
  01-15-17                           7.13          5,332,000(d)              5,185,370
NewPage
  05-01-12                          10.00          4,157,000                 4,177,785


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  227

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
PAPER (CONT.)
Norampac
  06-01-13                           6.75%        $2,250,000(c)             $2,053,125
Smurfit-Stone Container Enterprises
 Sr Nts
  07-01-12                           8.38          2,160,000                 2,143,800
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00         10,350,000                10,000,687
                                                                       ---------------
Total                                                                       29,572,005
--------------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Elan Finance
  11-15-11                           7.75          3,600,000(c)              3,384,000
Warner Chilcott
  02-01-15                           8.75          5,220,000                 5,376,600
                                                                       ---------------
Total                                                                        8,760,600
--------------------------------------------------------------------------------------

RAILROADS (0.8%)
Kansas City Southern de Mexico
 Sr Nts
  06-01-14                           7.38          3,050,000(c,d)            2,954,688
Kansas City Southern de Mexico
 Sr Unsub
  12-01-13                           7.63          3,000,000(c)              2,958,750
                                                                       ---------------
Total                                                                        5,913,438
--------------------------------------------------------------------------------------

REITS (0.3%)
Realogy
  04-15-15                          12.38          3,214,000(d)              2,024,820
--------------------------------------------------------------------------------------

RETAILERS (0.1%)
Neiman Marcus Group
 Pay-in-kind
  10-15-15                           9.00            900,000(e)                928,125
--------------------------------------------------------------------------------------

TECHNOLOGY (3.2%)
Communications & Power Inds
  02-01-12                           8.00          3,935,000                 3,935,000
Flextronics Intl
 Sr Sub Nts
  11-15-14                           6.25          2,445,000(c)              2,328,863
Freescale Semiconductor
 Pay-in-kind
  12-15-14                           9.13          5,708,000(e)              4,851,800
Seagate Technology HDD Holdings
  10-01-16                           6.80         10,800,000(c)             10,530,000
West Corp
  10-15-16                          11.00          2,070,000                 2,054,475
                                                                       ---------------
Total                                                                       23,700,138
--------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
Hertz
  01-01-14                           8.88          5,450,000                 5,524,938
--------------------------------------------------------------------------------------

WIRELESS (0.9%)
Centennial Cellular Operating/Communications
  06-15-13                          10.13          1,200,000                 1,260,000
Nextel Communications
 Series D
  08-01-15                           7.38          4,050,000                 3,987,707

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                      VALUE(A)
WIRELESS (CONT.)
Rural Cellular
 Secured
  03-15-12                           8.25%        $1,550,000                $1,608,125
                                                                       ---------------
Total                                                                        6,855,832
--------------------------------------------------------------------------------------

WIRELINES (4.0%)
Cincinnati Bell
  07-15-13                           7.25            110,000                   110,275
Citizens Communications
 Sr Unsecured
  03-15-15                           6.63          1,600,000                 1,524,000
  03-15-19                           7.13          4,575,000                 4,346,250
Level 3 Financing
  11-01-14                           9.25          1,352,000                 1,223,560
  02-15-17                           8.75          1,960,000                 1,680,700
Qwest
 Sr Nts
  06-15-13                           8.24          4,935,000(h)              5,033,700
  06-15-15                           7.63          4,915,000                 5,001,013
Qwest
 Sr Unsecured
  10-01-14                           7.50            600,000                   609,000
Windstream
  08-01-16                           8.63          6,490,000                 6,814,500
  03-15-19                           7.00          3,000,000                 2,857,500
                                                                       ---------------
Total                                                                       29,200,498
--------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $616,982,205)                                                      $601,180,380
--------------------------------------------------------------------------------------

SENIOR LOANS (10.0%)(j)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                      VALUE(A)
AEROSPACE & DEFENSE (0.4%)
Acts
 Term Loan
  10-05-14                             8.49%      $2,975,166                $2,833,846
--------------------------------------------------------------------------------------

AUTOMOTIVE (0.4%)
Ford Motor
 Term Loan
  12-15-13                             8.00        3,139,251                 2,900,480
--------------------------------------------------------------------------------------

BROKERAGE (0.4%)
Nuveen Investments
 Tranche B Term Loan
  11-12-14                        7.83-7.87        2,715,000                 2,683,099
--------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
AMC Entertainment
 Term Loan
  06-13-12                             9.99          812,474                   788,100
--------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.4%)
Pinnacle Foods Holding
 Term Loan
  04-02-14                        7.59-7.95        3,482,500                 3,266,585
--------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                      VALUE(A)

GAMING (0.8%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                   TBD       $1,451,794(b,k,l)         $1,353,798
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.40%       2,903,587                 2,707,595
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                             9.00        2,143,649(g)              2,100,776
                                                                       ---------------
Total                                                                        6,162,169
--------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.5%)
Sandridge Energy
 Term Loan
  TBD                                  8.63        2,850,000(b,l)            2,835,750
  04-01-15                             8.63        8,695,000                 8,651,524
                                                                       ---------------
Total                                                                       11,487,274
--------------------------------------------------------------------------------------

LIFE INSURANCE (1.1%)
Asurion
 1st Lien Term Loan
  07-03-14                             7.88        8,095,000                 7,791,438
--------------------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Charter Communications
 Term Loan
  03-06-13                             6.99        3,000,000                 2,798,370
--------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Intelsat Bermuda
 Term Loan
  02-01-14                             7.73        1,565,000(c)              1,540,868
--------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Dresser
 Tranche B 1st Lien Term Loan
  05-04-14                        7.35-7.45        2,101,727                 2,020,810
Dresser
 2nd Lien Term Loan
  05-04-15                            11.13        5,415,000                 5,144,250
                                                                       ---------------
Total                                                                        7,165,060
--------------------------------------------------------------------------------------

PAPER (0.7%)
Newpage Corp
 Term Loan
  TBD                                   TBD        4,843,000(b,l)            4,804,643
--------------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Mylan
 Tranche B Term Loan
  TBD                                   TBD        4,325,000(b,l)            4,277,425
--------------------------------------------------------------------------------------

RETAILERS (0.3%)
Claire's Stores
 Term Loan
  05-29-14                        7.58-7.95        2,487,500                 2,097,783
--------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 228 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Income Opportunities Fund

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                      VALUE(A)

TECHNOLOGY (1.3%)
Flextronics Intl
 Tranche A1A
 Delayed Draw Term Loan
  10-01-14                             7.46%      $1,817,297                $1,771,865
Flextronics Intl
 Term Loan
  10-01-14                             7.39        6,324,193                 6,166,088
West Corp
 Tranche B2 Term Loan
  10-24-13                        7.22-7.47        1,801,834                 1,712,878
                                                                       ---------------
Total                                                                        9,650,831
--------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                      VALUE(A)

WIRELESS (0.4%)
Trilogy Intl
 Term Loan
  06-29-12                             8.33%      $3,620,000                $3,294,200
--------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $75,738,812)                                                        $73,542,171
--------------------------------------------------------------------------------------

MONEY MARKET FUND (8.2%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  60,049,386(m)          $60,049,386
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $60,049,386)                                                      $60,049,386
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $752,770,403)(n)                                                 $734,771,937
====================================================================================

INVESTMENTS IN DERIVATIVES
CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                     REFERENCED             BUY/SELL       PAY/RECEIVE        EXPIRATION
COUNTERPARTY                                           ENTITY              PROTECTION      FIXED RATE            DATE
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                       Standard Pacific         Sell           5.00%           June 20, 2012
Merrill Lynch International                     Hovnanian Enterprises         Sell            5.00          Sept. 20, 2012
Goldman Sachs, LLP                              Hovnanian Enterprises         Sell            9.60          Sept. 20, 2012
Morgan Stanley                                  Hovnanian Enterprises         Sell            5.00           Dec. 20, 2012
Goldman Sachs, LLP                                   Standard Pacific         Sell            5.00          Sept. 20, 2012
Merrill Lynch International                          Standard Pacific         Sell            5.00           Dec. 20, 2012
--------------------------------------------------------------------------------------------------------------------------
Total
--------------------------------------------------------------------------------------------------------------------------

                                            NOTIONAL       PREMIUM
                                           PRINCIPAL        PAID/         UNREALIZED
COUNTERPARTY                                 AMOUNT        RECEIVED      DEPRECIATION
-----------------------------------------
Morgan Stanley                             $1,000,000      $172,500       $(123,662)
Merrill Lynch International                   715,000       100,100         (42,489)
Goldman Sachs, LLP                            820,000            --         (71,950)
Morgan Stanley                              1,750,000       210,000        (144,078)
Goldman Sachs, LLP                            845,000       118,300        (133,003)
Merrill Lynch International                   845,000       130,975        (120,329)
-----------------------------------------
Total                                                      $731,875       $(635,511)
-----------------------------------------

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                                                      NOTIONAL
                                                                                  EXPIRATION         PRINCIPAL        UNREALIZED
COUNTERPARTY                     FUND RECEIVES              FUND PAYS                DATE              AMOUNT        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Wachovia                          Total return on      Floating rate based         Jan. 1, 2008      $2,100,000        $(57,682)
                              Lehman Brothers Baa         on 1-month LIBOR
                                  8.5+ Commercial               plus 1.10%
                                  Mortgage-Backed
                                 Securities Index

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $13,308,116.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2007, the value of foreign securities represented 7.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $105,648,052 or 14.4% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  229

RiverSource VP - Income Opportunities Fund

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012                                          03-01-07 thru 09-15-07         $2,106,470

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) At Dec. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Fontainebleau Las Vegas                                              $1,431,315

(l) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(n) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $753,242,946 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $3,249,182
Unrealized depreciation                                               (21,720,191)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(18,471,009)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 230 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - International Opportunity Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.7%)(c)
ISSUER                                            SHARES                    VALUE(A)
AUSTRALIA (4.4%)
BIOTECHNOLOGY (0.5%)
CSL                                                  198,195              $6,267,725
------------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
Macquarie Group                                      116,841(d)            7,803,731
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Boart Longyear Group                               2,479,064(b)            5,053,534
------------------------------------------------------------------------------------

INSURANCE (0.5%)
QBE Insurance Group                                  208,979               6,056,545
------------------------------------------------------------------------------------

METALS & MINING (2.3%)
BHP Billiton                                         272,158               9,497,339
Newcrest Mining                                      309,714               8,914,869
Rio Tinto                                             75,932(d)            8,817,845
                                                                     ---------------
Total                                                                     27,230,053
------------------------------------------------------------------------------------

BELGIUM (1.6%)
BEVERAGES (0.9%)
InBev                                                121,186              10,056,727
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Colruyt                                               37,999               8,918,782
------------------------------------------------------------------------------------

BRAZIL (1.9%)
HOUSEHOLD DURABLES (0.4%)
Cyrela Brazil Realty                                 345,900               4,710,625
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.5%)
Petroleo Brasileiro ADR                              152,079              17,525,584
------------------------------------------------------------------------------------

CANADA (1.8%)
OIL, GAS & CONSUMABLE FUELS (1.2%)
Canadian Natural Resources                            70,000               5,113,325
Suncor Energy                                         90,000               9,774,457
                                                                     ---------------
Total                                                                     14,887,782
------------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Canadian Pacific Railway                             110,000               7,109,702
------------------------------------------------------------------------------------

CHINA (0.9%)
COMMERCIAL BANKS
China Merchants Bank Series H                      2,708,500              10,897,550
------------------------------------------------------------------------------------

EGYPT (0.8%)
CONSTRUCTION & ENGINEERING
Orascom Construction Inds GDR                         47,953(h)            9,948,319
------------------------------------------------------------------------------------

FINLAND (1.6%)
COMMUNICATIONS EQUIPMENT
Nokia                                                485,471              18,617,958
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FRANCE (9.6%)
BEVERAGES (1.2%)
Pernod Ricard                                         61,620             $14,195,964
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
BNP Paribas                                          124,651              13,501,037
Societe Generale                                      46,451               6,706,445
                                                                     ---------------
Total                                                                     20,207,482
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
France Telecom                                       305,964              10,956,007
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
ALSTOM                                                36,636               7,855,427
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
Essilor Intl                                         205,268              13,070,747
------------------------------------------------------------------------------------

INSURANCE (1.0%)
Euler Hermes                                          94,049              11,636,677
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Veolia Environment                                    67,597               6,146,577
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
Total                                                369,542              30,544,834
------------------------------------------------------------------------------------

GERMANY (8.0%)
AUTO COMPONENTS (0.7%)
Continental                                           65,131               8,483,680
------------------------------------------------------------------------------------

CHEMICALS (1.0%)
Bayer                                                133,272              12,135,403
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
Wincor Nixdorf                                        57,072               5,368,261
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
E.ON                                                 106,612              22,628,527
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Carl Zeiss Meditec                                    57,576               1,002,284
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.5%)
Siemens                                              112,164              17,731,268
------------------------------------------------------------------------------------

INSURANCE (0.3%)
Allianz                                               17,928               3,859,049
------------------------------------------------------------------------------------

MACHINERY (0.8%)
MAN                                                   60,048               9,981,102
------------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
RWE                                                  100,157              14,084,260
------------------------------------------------------------------------------------

GREECE (1.9%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                                333,799              11,693,629
Piraeus Bank                                         298,292              11,582,319
                                                                     ---------------
Total                                                                     23,275,948
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HONG KONG (5.4%)
COMMERCIAL BANKS (0.2%)
Bank of East Asia                                    430,000              $2,913,755
------------------------------------------------------------------------------------

DISTRIBUTORS (0.7%)
Li & Fung                                          2,044,000               8,149,278
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
Hong Kong Exchanges and Clearing                     507,000              14,213,858
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
China Overseas Land & Investment                   6,601,250              13,519,963
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Esprit Holdings                                      741,500              10,919,345
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
China Mobile                                         884,000              15,395,210
------------------------------------------------------------------------------------

INDONESIA (0.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                           1,700,000               1,799,209
------------------------------------------------------------------------------------

IRELAND (0.4%)
CONSTRUCTION MATERIALS
CRH                                                  148,756               5,157,182
------------------------------------------------------------------------------------

ITALY (0.9%)
ENERGY EQUIPMENT & SERVICES
Saipem                                               263,406              10,500,450
------------------------------------------------------------------------------------

JAPAN (15.9%)
AUTO COMPONENTS (0.2%)
Keihin                                               128,000               2,266,047
------------------------------------------------------------------------------------

AUTOMOBILES (1.1%)
Honda Motor                                          109,000               3,607,742
Toyota Motor                                         188,100              10,037,280
                                                                     ---------------
Total                                                                     13,645,022
------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Asahi Breweries                                      171,100               2,891,678
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
Asahi Glass                                          347,000               4,598,060
------------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Daiwa Securities Group                               301,000               2,707,483
Marusan Securities                                    16,300                 152,078
Nomura Holdings                                      123,200               2,068,179
                                                                     ---------------
Total                                                                      4,927,740
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  231

RiverSource VP - International Opportunity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)

CHEMICALS (0.8%)
Kansai Paint                                         344,000              $2,487,862
Shin-Etsu Chemical                                   109,600               6,829,300
                                                                     ---------------
Total                                                                      9,317,162
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
Fukuoka Financial Group                              372,000               2,176,678
Mitsubishi UFJ Financial Group                       894,400               8,450,389
Mizuho Financial Group                                 1,037               4,949,219
Sumitomo Mitsui Financial Group                          697               5,167,940
                                                                     ---------------
Total                                                                     20,744,226
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Okumura                                              483,000(d)            2,349,017
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
ORIX                                                   9,800               1,651,413
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Hoya                                                  42,700               1,353,597
Ibiden                                                32,600               2,258,597
Murata Mfg                                            79,400               4,568,307
Nippon Electric Glass                                183,000               2,982,609
                                                                     ---------------
Total                                                                     11,163,110
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Seven & I Holdings                                    78,100               2,273,370
Sundrug                                              139,300(d)            3,706,916
                                                                     ---------------
Total                                                                      5,980,286
------------------------------------------------------------------------------------

GAS UTILITIES (0.5%)
Tokyo Gas                                          1,238,000               5,794,256
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Accordia Golf                                          1,384(b)            1,427,847
Pacific Golf Group Intl Holdings                       2,292(b)            2,006,556
                                                                     ---------------
Total                                                                      3,434,403
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.6%)
Daito Trust Construction                              93,000               5,112,006
GOLDCREST                                             69,470               2,054,349
Matsushita Electric Industrial                        88,000               1,806,674
Sekisui Chemical                                     512,000               3,426,523
Sharp                                                289,000               5,165,168
Sony                                                  26,300               1,435,663
                                                                     ---------------
Total                                                                     19,000,383
------------------------------------------------------------------------------------

INSURANCE (0.4%)
T&D Holdings                                          93,200               4,751,288
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
eAccess                                                3,811(d)            2,369,121
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)

LEISURE EQUIPMENT & PRODUCTS (0.2%)
NAMCO BANDAI Holdings                                160,000              $2,486,804
------------------------------------------------------------------------------------

MACHINERY (0.5%)
AMADA                                                447,000               3,884,562
Komatsu                                               84,400               2,267,903
                                                                     ---------------
Total                                                                      6,152,465
------------------------------------------------------------------------------------

METALS & MINING (0.4%)
JFE Holdings                                          64,500               3,240,536
Kobe Steel                                           608,000               1,963,884
                                                                     ---------------
Total                                                                      5,204,420
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Ryohin Keikaku                                        17,800               1,070,568
------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.6%)
Canon                                                161,150               7,389,507
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
INPEX Holdings                                           301               3,272,921
Nippon Mining Holdings                               472,000               2,999,477
                                                                     ---------------
Total                                                                      6,272,398
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Daiichi Sankyo                                        68,000               2,096,319
Ono Pharmaceutical                                    66,800               3,124,277
Takeda Pharmaceutical                                 59,800               3,500,303
                                                                     ---------------
Total                                                                      8,720,899
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Mitsui Fudosan                                       200,000               4,321,607
Sumitomo Real Estate Sales                            40,180               1,783,645
                                                                     ---------------
Total                                                                      6,105,252
------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
East Japan Railway                                       519               4,277,284
------------------------------------------------------------------------------------

SOFTWARE (0.4%)
Nintendo                                               7,200               4,235,646
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Yamada Denki                                          39,320               4,444,054
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Mitsui & Co                                          280,000               5,858,415
Sumitomo                                             170,700               2,392,933
                                                                     ---------------
Total                                                                      8,251,348
------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.3%)
Mitsubishi Logistics                                 297,000               3,318,946
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
KDDI                                                     981               7,272,488
------------------------------------------------------------------------------------

LUXEMBOURG (0.5%)
METALS & MINING
ArcelorMittal                                         79,844               6,178,545
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MEXICO (0.6%)
WIRELESS TELECOMMUNICATION SERVICES
America Movil ADR Series L                           125,547              $7,707,330
------------------------------------------------------------------------------------

NETHERLANDS (1.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Koninklijke (Royal) KPN                              571,085              10,386,220
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
ASML Holding                                         391,311(b)           12,333,642
------------------------------------------------------------------------------------

PORTUGAL (1.0%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                   1,474,564              11,694,775
------------------------------------------------------------------------------------

RUSSIA (0.8%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                          161,379(h)            9,150,189
------------------------------------------------------------------------------------

SINGAPORE (1.7%)
COMMERCIAL BANKS (0.5%)
DBS Group Holdings                                   422,000               5,998,815
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Keppel                                             1,001,000               8,933,550
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
City Developments                                    533,200               5,200,867
------------------------------------------------------------------------------------

SOUTH AFRICA (0.2%)
METALS & MINING
First Uranium                                        300,000(b)            2,853,261
------------------------------------------------------------------------------------

SOUTH KOREA (0.7%)
COMMERCIAL BANKS
Shinhan Financial Group                              154,140               8,745,897
------------------------------------------------------------------------------------

SPAIN (2.6%)
COMMERCIAL BANKS (1.2%)
Banco Santander                                      670,410              14,454,238
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Telefonica                                           521,488              16,875,224
------------------------------------------------------------------------------------

SWEDEN (1.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
TeliaSonera                                          724,000               6,764,130
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Hennes & Mauritz Series B                            120,225               7,262,376
------------------------------------------------------------------------------------

SWITZERLAND (6.8%)
CHEMICALS (1.0%)
Syngenta                                              46,271              11,731,899
------------------------------------------------------------------------------------

FOOD PRODUCTS (2.5%)
Nestle                                                65,205              29,916,400
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Lonza Group                                           75,012               9,064,422
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 232 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - International Opportunity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SWITZERLAND (CONT.)

METALS & MINING (1.1%)
Xstrata                                              189,906             $13,297,060
------------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Roche Holding                                         99,069              17,111,281
------------------------------------------------------------------------------------

TAIWAN (0.3%)
ELECTRONIC EQUIPMENT & INSTRUMENTS
Hon Hai Precision Industry                           612,000               3,773,039
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
Taiwan Semiconductor Mfg                                   1                       2
------------------------------------------------------------------------------------

UNITED KINGDOM (25.1%)
AEROSPACE & DEFENSE (1.6%)
BAE Systems                                        1,016,255              10,063,406
Rolls-Royce Group                                    881,277(b)            9,544,715
Rolls-Royce Group Series B                        35,603,590                  77,791
                                                                     ---------------
Total                                                                     19,685,912
------------------------------------------------------------------------------------

CHEMICALS (0.7%)
Johnson Matthey                                      227,632               8,478,485
------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Standard Chartered                                   678,593              24,712,827
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
Serco Group                                        1,054,287               9,683,161
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Cable & Wireless                                   1,661,632               6,117,686
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)

FOOD & STAPLES RETAILING (4.1%)
Tesco                                              3,385,057             $32,130,847
Wm Morrison Supermarkets                           2,477,486              15,794,842
                                                                     ---------------
Total                                                                     47,925,689
------------------------------------------------------------------------------------

INSURANCE (2.8%)
Admiral Group                                        327,761               7,177,226
Prudential                                         1,004,776              14,117,461
Royal & SunAlliance Insurance Group                4,332,681              12,628,777
                                                                     ---------------
Total                                                                     33,923,464
------------------------------------------------------------------------------------

METALS & MINING (1.6%)
Anglo American                                       193,043              11,692,639
Lonmin                                               117,361               7,171,931
                                                                     ---------------
Total                                                                     18,864,570
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.3%)
BG Group                                           1,778,678              40,720,934
Tullow Oil                                           741,267               9,607,063
                                                                     ---------------
Total                                                                     50,327,997
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Carphone Warehouse Group                           1,016,347               6,899,989
------------------------------------------------------------------------------------

TOBACCO (2.8%)
British American Tobacco                             369,076              14,397,122
Imperial Tobacco Group                               363,550              19,620,764
                                                                     ---------------
Total                                                                     34,017,886
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)

WIRELESS TELECOMMUNICATION SERVICES (3.2%)
Vodafone Group                                    10,223,257             $38,294,291
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $965,873,456)                                                  $1,179,266,774
------------------------------------------------------------------------------------

OTHER (--%)
ISSUER                                            SHARES                    VALUE(A)
HONG KONG
China Overseas Land & Investment Warrants            550,104(b,f)           $300,557
------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                 $300,557
------------------------------------------------------------------------------------

MONEY MARKET FUND (3.1%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                        37,026,315(g)          $37,026,315
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $37,026,315)                                                      $37,026,315
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,002,899,771)(i)                                             $1,216,593,646
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.1% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.0% of net assets.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES            COST
----------------------------------------------------------------------------------------
China Overseas Land & Investment Warrants                        08-14-07           $--

(g)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(h) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $19,098,508 or 1.6% of net assets.

(i) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $1,007,159,833 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $241,307,472
Unrealized depreciation                                               (31,873,659)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $209,433,813
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  233

RiverSource VP - International Opportunity Fund

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 234 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Large Cap Equity Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (93.8%)
ISSUER                                            SHARES                      VALUE(A)
AEROSPACE & DEFENSE (3.9%)
Boeing                                               514,890               $45,032,279
DRS Technologies                                      30,962                 1,680,308
General Dynamics                                      28,899                 2,571,722
Goodrich                                             121,698                 8,593,096
Honeywell Intl                                       394,983                24,319,103
L-3 Communications Holdings                           68,741                 7,282,422
Lockheed Martin                                      110,728                11,655,229
Northrop Grumman                                      52,440                 4,123,882
United Technologies                                  181,236                13,871,803
                                                                       ---------------
Total                                                                      119,129,844
--------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (--%)
United Parcel Service Cl B                            20,315                 1,436,677
--------------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                   51,732(b)              1,844,763
--------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                16,013(b)                451,887
Johnson Controls                                      45,079                 1,624,647
                                                                       ---------------
Total                                                                        2,076,534
--------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                                   18,312(c)              1,144,356
Fiat                                                  39,857(c)              1,023,932
Ford Motor                                           159,338(b)              1,072,345
General Motors                                        42,944                 1,068,876
Harley-Davidson                                       19,187                   896,225
                                                                       ---------------
Total                                                                        5,205,734
--------------------------------------------------------------------------------------

BEVERAGES (2.1%)
Coca-Cola                                            398,381                24,448,641
Hansen Natural                                        29,998(b)              1,328,611
Molson Coors Brewing Cl B                            266,325                13,747,697
Pepsi Bottling Group                                   9,771                   385,564
PepsiCo                                              312,244                23,699,320
                                                                       ---------------
Total                                                                       63,609,833
--------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.4%)
Amgen                                                366,315(b)             17,011,669
Biogen Idec                                          180,182(b)             10,255,959
Celgene                                               73,270(b)              3,385,807
Genentech                                            473,728(b)             31,772,937
Gilead Sciences                                      196,336(b)              9,033,419
                                                                       ---------------
Total                                                                       71,459,791
--------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                112,992                 2,441,757
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

CAPITAL MARKETS (3.7%)
Apollo Mgmt LP                                       612,100(b,e,j)        $13,466,200
Bank of New York Mellon                              166,088                 8,098,451
BlackRock                                              7,877                 1,707,734
Franklin Resources                                    20,608                 2,358,173
Goldman Sachs Group                                   47,109                10,130,790
KKR Private Equity Investors LP Unit               1,218,673                22,145,024
Lehman Brothers Holdings                             112,480                 7,360,691
Merrill Lynch & Co                                   215,040                11,543,347
Morgan Stanley                                       288,576                15,326,271
Oaktree Capital Group LLC Cl A Unit                  129,000(e,j)            4,224,750
Och-Ziff Capital Management Group LLC Cl A           178,240                 4,684,147
State Street                                          66,971                 5,438,045
T Rowe Price Group                                   110,491                 6,726,692
                                                                       ---------------
Total                                                                      113,210,315
--------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Air Products & Chemicals                              16,398                 1,617,335
Ashland                                               21,307                 1,010,591
Dow Chemical                                         257,340                10,144,342
Eastman Chemical                                      39,402                 2,407,068
Ecolab                                                13,217                   676,843
EI du Pont de Nemours & Co                           156,522                 6,901,054
Hercules                                               8,803                   170,338
Intl Flavors & Fragrances                              6,203                   298,550
Monsanto                                              41,395                 4,623,408
PPG Inds                                              12,450                   874,364
Praxair                                               24,274                 2,153,347
Rohm & Haas                                            9,637                   511,436
Sigma-Aldrich                                          9,964                   544,034
                                                                       ---------------
Total                                                                       31,932,710
--------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
BB&T                                                  96,591                 2,962,446
Comerica                                              11,572                   503,729
Commerce Bancorp                                      14,588                   556,386
Fifth Third Bancorp                                   69,852                 1,755,381
Huntington Bancshares                                 27,675                   408,483
KeyCorp                                               29,448                   690,556
M&T Bank                                               5,673                   462,747
Marshall & Ilsley                                     20,159                   533,810
Natl City                                             47,896                   788,368
PNC Financial Services Group                          80,092                 5,258,040

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
COMMERCIAL BANKS (CONT.)
Regions Financial                                     37,983                  $898,298
SunTrust Banks                                        20,781                 1,298,605
Synovus Financial                                      9,994                   240,656
US Bancorp                                           212,154                 6,733,768
Wachovia                                             324,487                12,340,240
Wells Fargo & Co                                     411,865                12,434,203
Zions Bancorporation                                   8,137                   379,917
                                                                       ---------------
Total                                                                       48,245,633
--------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                     21,884(b)                241,162
Avery Dennison                                        17,091                   908,215
Cintas                                                10,237                   344,168
Equifax                                                7,457                   271,137
Monster Worldwide                                     10,045(b)                325,458
Robert Half Intl                                      12,441                   336,405
Waste Management                                      39,395                 1,287,034
                                                                       ---------------
Total                                                                        3,713,579
--------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.0%)
Alcatel-Lucent ADR                                         1(c)                      7
Cisco Systems                                      1,747,152(b)             47,295,405
Comverse Technology                                   31,046(b)                536,320
Corning                                               33,856                   812,205
JDS Uniphase                                         549,641(b)              7,310,225
Motorola                                             189,676                 3,042,403
Nokia ADR                                            120,006(c)              4,607,030
QUALCOMM                                           1,295,925                50,994,650
Starent Networks                                     111,801(b)              2,040,368
Telefonaktiebolaget LM Ericsson ADR                  210,089(c)              4,905,578
                                                                       ---------------
Total                                                                      121,544,191
--------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.2%)
Apple                                                174,864(b)             34,637,062
Brocade Communications Systems                        41,237(b)                302,680
Dell                                                 320,293(b)              7,850,381
EMC                                                  146,738(b)              2,719,055
Hewlett-Packard                                      575,803                29,066,535
IBM                                                  201,034                21,731,775
SanDisk                                               30,886(b)              1,024,489
                                                                       ---------------
Total                                                                       97,331,977
--------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                 11,807                 1,720,516
KBR                                                  153,607(b)              5,959,952
                                                                       ---------------
Total                                                                        7,680,468
--------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                       8,197                   648,301
--------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  235

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

CONSUMER FINANCE (0.7%)
American Express                                     220,785               $11,485,235
Capital One Financial                                167,591                 7,920,351
Discover Financial Services                          122,086                 1,841,057
SLM                                                    4,213                    84,850
                                                                       ---------------
Total                                                                       21,331,493
--------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                   7,772                   349,740
Bemis                                                  7,931                   217,151
Pactiv                                                 9,920(b)                264,170
Sealed Air                                            12,257                   283,627
Temple-Inland                                         27,492                   573,208
                                                                       ---------------
Total                                                                        1,687,896
--------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                         12,896                   597,085
--------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                     10,783(b)                756,427
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America                                    1,142,862                47,154,485
CIT Group                                             14,845                   356,725
Citigroup                                            872,833                25,696,204
CME Group                                              4,018                 2,756,348
Consumer Discretionary Select Sector SPDR
 Fund                                                 82,556                 2,699,581
Guaranty Financial Group                               9,164(b)                146,624
IntercontinentalExchange                               5,241(b)              1,008,893
JPMorgan Chase & Co                                  670,309                29,258,988
Leucadia Natl                                         12,495                   588,515
Materials Select Sector SPDR Fund                     23,452                   977,948
NYMEX Holdings                                         8,003                 1,069,281
NYSE Euronext                                         19,967                 1,752,504
                                                                       ---------------
Total                                                                      113,466,096
--------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.1%)
AT&T                                               2,049,149                85,162,632
Chunghwa Telecom ADR                                  25,797(c)                544,575
Citizens Communications                               98,681                 1,256,209
Deutsche Telekom                                   1,085,418(c)             23,863,600
Deutsche Telekom ADR                                 130,485(c)              2,827,610
Embarq                                                     3                       149
Telefonica                                           187,329(c)              6,061,920
Telefonica ADR                                        47,512(c)              4,636,696
Verizon Communications                               615,845                26,906,268
Windstream                                            96,043                 1,250,480
                                                                       ---------------
Total                                                                      152,510,139
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

ELECTRIC UTILITIES (1.7%)
Allegheny Energy                                      12,603                  $801,677
American Electric Power                               30,296                 1,410,582
Duke Energy                                           95,639                 1,929,039
Edison Intl                                           24,726                 1,319,627
Entergy                                               81,106                 9,693,789
Exelon                                               163,429                13,342,343
FirstEnergy                                           23,134                 1,673,514
FPL Group                                             58,557                 3,968,993
Pepco Holdings                                        14,686                   430,740
Pinnacle West Capital                                 30,896                 1,310,299
PPL                                                   84,590                 4,406,293
Progress Energy                                       19,648                   951,553
Southern                                             259,283                10,047,216
                                                                       ---------------
Total                                                                       51,285,665
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                     277,766                15,738,222
--------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                   2,290(b)                 84,135
Tyco Electronics                                      81,230                 3,016,070
                                                                       ---------------
Total                                                                        3,100,205
--------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Halliburton                                           64,032                 2,427,453
Natl Oilwell Varco                                    70,028(b)              5,144,257
Pride Intl                                           151,831(b)              5,147,071
Transocean                                            44,314(b)              6,343,549
Weatherford Intl                                      39,846(b)              2,733,436
                                                                       ---------------
Total                                                                       21,795,766
--------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Costco Wholesale                                      46,812                 3,265,605
CVS Caremark                                         242,338                 9,632,935
Kroger                                                52,622                 1,405,534
Safeway                                               49,695                 1,700,066
SUPERVALU                                             15,442                   579,384
SYSCO                                                 45,931                 1,433,507
Wal-Mart Stores                                      264,034                12,549,535
Whole Foods Market                                    10,507                   428,686
                                                                       ---------------
Total                                                                       30,995,252
--------------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Archer-Daniels-Midland                                48,517                 2,252,644
Campbell Soup                                         61,117                 2,183,710
General Mills                                         67,648                 3,855,936
Kellogg                                              112,605                 5,903,880
Kraft Foods Cl A                                     427,065                13,935,132
Tyson Foods Cl A                                      18,773                   287,790
                                                                       ---------------
Total                                                                       28,419,092
--------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                  3,424                   145,006
ONEOK                                                 64,977                 2,909,021
Questar                                               13,101                   708,764
                                                                       ---------------
Total                                                                        3,762,791
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Boston Scientific                                  3,444,563(b)            $40,060,268
China Medical Technologies ADR                        63,744(c,f)            2,829,596
Covidien                                              73,690                 3,263,730
Medtronic                                             49,494                 2,488,063
St. Jude Medical                                      16,238(b)                659,912
Stryker                                               45,283                 3,383,546
                                                                       ---------------
Total                                                                       52,685,115
--------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.1%)
Aetna                                                112,671                 6,504,497
Cardinal Health                                      233,896                13,507,494
CIGNA                                                 81,142                 4,359,760
Coventry Health Care                                  11,861(b)                702,764
Express Scripts                                       19,568(b)              1,428,464
Humana                                                12,792(b)                963,366
Laboratory Corp of America Holdings                    8,902(b)                672,368
McKesson                                             208,531                13,660,866
Patterson Companies                                   10,621(b)                360,583
Quest Diagnostics                                     11,863                   627,553
Tenet Healthcare                                      35,961(b)                182,682
UnitedHealth Group                                   350,566                20,402,940
                                                                       ---------------
Total                                                                       63,373,337
--------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            14,796                   340,900
--------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Chipotle Mexican Grill Cl B                                1(b)                    123
Darden Restaurants                                    46,505                 1,288,654
Intl Game Technology                                 214,986                 9,444,335
Marriott Intl Cl A                                    76,978                 2,631,108
McDonald's                                           149,637                 8,815,116
MGM MIRAGE                                            25,316(b)              2,127,050
Pinnacle Entertainment                                48,154(b)              1,134,508
Yum! Brands                                           69,803                 2,671,361
                                                                       ---------------
Total                                                                       28,112,255
--------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
Black & Decker                                         4,986                   347,275
Centex                                                84,139                 2,125,351
DR Horton                                            278,134                 3,663,025
Fortune Brands                                        11,624                   841,113
Harman Intl Inds                                     345,373                25,457,443
Hovnanian Enterprises Cl A                           207,628(b,f)            1,488,693
KB HOME                                               62,119                 1,341,770
Leggett & Platt                                       13,258                   231,220
Lennar Cl A                                           79,983                 1,430,896
Meritage Homes                                         9,675(b)                140,965
Newell Rubbermaid                                     63,629                 1,646,719
S&P Homebuilders ETF SPDR Fund                        34,707                   671,580
Snap-On                                                4,396                   212,063
Standard-Pacific                                     100,859(f)                337,878

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 236 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
HOUSEHOLD DURABLES (CONT.)
Stanley Works                                          6,230                  $302,030
Whirlpool                                              5,919                   483,168
                                                                       ---------------
Total                                                                       40,721,189
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.6%)
Colgate-Palmolive                                    285,287                22,240,975
Procter & Gamble                                     360,909                26,497,938
                                                                       ---------------
Total                                                                       48,738,913
--------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                   50,741(b)              1,085,350
Constellation Energy Group                            13,698                 1,404,456
Dynegy Cl A                                           37,609(b)                268,528
                                                                       ---------------
Total                                                                        2,758,334
--------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                    20,289(h)              1,710,768
General Electric                                   1,138,882                42,218,357
Siemens                                               59,623(c)              9,425,407
Tyco Intl                                             57,763(c)              2,290,303
                                                                       ---------------
Total                                                                       55,644,835
--------------------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                                  262,649(c)             16,226,455
AFLAC                                                260,986                16,345,553
Allstate                                               6,371                   332,757
Ambac Financial Group                                 61,221(f)              1,577,665
American Intl Group                                  665,439                38,795,094
Aon                                                    5,055                   241,073
Arch Capital Group                                    21,485(b,c)            1,511,470
Assurant                                               9,313                   623,040
Assured Guaranty                                      67,011(c)              1,778,472
Chubb                                                 89,523                 4,886,165
Endurance Specialty Holdings                          33,347(c)              1,391,570
Genworth Financial Cl A                               12,387                   315,249
Hartford Financial Services Group                    160,015                13,951,708
Lincoln Natl                                           8,825                   513,792
MBIA                                                  80,751(f)              1,504,391
MetLife                                               76,968                 4,742,768
Principal Financial Group                             20,977                 1,444,057
Prudential Financial                                 257,015                23,912,676
Validus Holdings                                       8,668(b,c)              225,195
XL Capital Cl A                                       39,330(c)              1,978,692
                                                                       ---------------
Total                                                                      132,297,842
--------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                            10,994(b)              1,018,484
Expedia                                               15,508(b)                490,363
IAC/InterActiveCorp                                   14,497(b)                390,259
Liberty Media - Interactive Cl A                      75,324(b,d)            1,437,182
                                                                       ---------------
Total                                                                        3,336,288
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

INTERNET SOFTWARE & SERVICES (1.4%)
eBay                                                 270,820(b)             $8,988,516
Google Cl A                                           43,603(b)             30,150,603
Yahoo!                                               118,090(b,h)            2,746,773
                                                                       ---------------
Total                                                                       41,885,892
--------------------------------------------------------------------------------------

IT SERVICES (0.7%)
Affiliated Computer Services Cl A                     66,505(b)              2,999,376
Automatic Data Processing                            113,170                 5,039,460
Broadridge Financial Solutions                             1                        22
Cognizant Technology Solutions Cl A                   25,115(b)                852,403
Convergys                                             10,239(b)                168,534
Electronic Data Systems                               73,228                 1,518,016
Fidelity Natl Information Services                    14,932                   621,022
Fiserv                                                18,508(b)              1,027,009
HCL Technologies                                     173,134(c)              1,429,546
MasterCard Cl A                                       19,964                 4,296,253
Ness Technologies                                     14,747(b,c)              136,115
Paychex                                               12,412                   449,563
Satyam Computer Services ADR                           9,140(c)                244,221
Unisys                                                24,021(b)                113,619
Western Union                                         67,508                 1,639,094
                                                                       ---------------
Total                                                                       20,534,253
--------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (--%)
Brunswick                                              6,747                   115,036
Eastman Kodak                                         21,780                   476,329
Hasbro                                                11,161                   285,498
Mattel                                                27,840                   530,074
                                                                       ---------------
Total                                                                        1,406,937
--------------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                          115,541                 8,383,655
Deere & Co                                           119,132(h)             11,093,572
Flowserve                                             94,467                 9,087,725
Ingersoll-Rand Cl A                                   20,395(c)                947,756
ITT                                                   16,478                 1,088,207
Navistar Intl                                          4,531(b)                244,470
Parker Hannifin                                      102,769                 7,739,533
                                                                       ---------------
Total                                                                       38,584,918
--------------------------------------------------------------------------------------

MEDIA (6.1%)
CBS Cl B                                              51,980                 1,416,455
Clear Channel Communications                          37,788                 1,304,442
Comcast Cl A                                         529,933(b)              9,676,577
Comcast Special Cl A                                 101,942(b)              1,847,189
EchoStar Communications Cl A                          25,546(b)                963,595
EW Scripps Cl A                                        6,811                   306,563
Gannett                                               17,674                   689,286
Idearc                                                     1                        18

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)
MEDIA (CONT.)
Interpublic Group of Companies                        35,779(b)               $290,168
McGraw-Hill Companies                                 25,719                 1,126,749
Meredith                                               2,920                   160,542
New York Times Cl A                                   10,922                   191,463
News Corp Cl A                                       868,518                17,795,934
Omnicom Group                                         24,915                 1,184,210
Time Warner                                        1,302,982                21,512,232
Time Warner Cable Cl A                                30,099(b)                830,732
Viacom Cl B                                          135,521(b)              5,952,082
Virgin Media                                       4,922,533(i)             84,372,215
Vivendi                                              128,144(c)              5,873,217
Walt Disney                                          322,235(f)             10,401,746
WorldSpace Cl A                                      135,176(b,f)              227,096
XM Satellite Radio Holdings Cl A                   1,581,841(b,i)           19,361,733
                                                                       ---------------
Total                                                                      185,484,244
--------------------------------------------------------------------------------------

METALS & MINING (1.6%)
Alcoa                                                167,141                 6,109,004
Allegheny Technologies                                 7,757                   670,205
Coeur d'Alene Mines                                2,093,663(b,f)           10,342,695
Freeport-McMoRan Copper & Gold                        28,969                 2,967,584
Lihir Gold                                         5,972,158(b,c)           18,547,593
Newmont Mining                                       167,700                 8,188,805
Nucor                                                 21,849                 1,293,898
Stillwater Mining                                     82,843(b)                800,263
Titanium Metals                                        6,562                   173,565
                                                                       ---------------
Total                                                                       49,093,612
--------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Dillard's Cl A                                        11,203                   210,392
Family Dollar Stores                                  31,881                   613,072
JC Penney                                            161,840                 7,119,341
Kohl's                                                38,959(b)              1,784,322
Macy's                                                11,210                   290,003
Target                                               120,014                 6,000,700
                                                                       ---------------
Total                                                                       16,017,830
--------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Ameren                                                15,755                   854,079
CenterPoint Energy                                    24,374                   417,527
CMS Energy                                            17,043                   296,207
Consolidated Edison                                   20,564                 1,004,551
Dominion Resources                                   135,778                 6,442,667
DTE Energy                                            12,951                   569,326
Integrys Energy Group                                  5,767                   298,096
NiSource                                              20,806                   393,025
PG&E                                                  26,816                 1,155,501
Public Service Enterprise Group                       19,297                 1,895,737
Sempra Energy                                         20,137                 1,246,078
TECO Energy                                           15,978                   274,981
Xcel Energy                                          171,727(h)              3,875,879
                                                                       ---------------
Total                                                                       18,723,654
--------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  237

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

OIL, GAS & CONSUMABLE FUELS (9.0%)
Anadarko Petroleum                                    21,716                $1,426,524
Apache                                                 7,074                   760,738
BP ADR                                               146,988(c)             10,755,112
Chesapeake Energy                                     32,213                 1,262,750
Chevron                                              520,146                48,545,227
ConocoPhillips                                       274,558                24,243,472
CONSOL Energy                                         14,738                 1,054,062
Devon Energy                                          51,841                 4,609,183
El Paso                                               51,814                   893,273
Exxon Mobil                                        1,357,161               127,152,415
Marathon Oil                                          79,406(h)              4,832,649
Occidental Petroleum                                 100,620                 7,746,734
Patriot Coal                                           2,060(b)                 85,984
Peabody Energy                                        20,600                 1,269,784
Range Resources                                        1,306                    67,076
Royal Dutch Shell ADR                                 27,113(c)              2,282,915
Ship Finance Intl                                     63,426(c)              1,757,534
Spectra Energy                                        47,604                 1,229,135
Sunoco                                                 5,850                   423,774
Total                                                264,569(c)             21,868,194
Valero Energy                                         66,976                 4,690,329
Williams Companies                                    45,494                 1,627,775
XTO Energy                                            33,255                 1,707,977
                                                                       ---------------
Total                                                                      270,292,616
--------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
AbitibiBowater                                        80,951(c,f)            1,668,400
Intl Paper                                           132,933(h)              4,304,371
MeadWestvaco                                          13,920                   435,696
Weyerhaeuser                                          63,659                 4,694,214
                                                                       ---------------
Total                                                                       11,102,681
--------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.5%)
Avon Products                                        920,707                36,395,547
Estee Lauder Companies Cl A                            8,769                   382,416
Herbalife                                            187,687(c)              7,560,032
                                                                       ---------------
Total                                                                       44,337,995
--------------------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Abbott Laboratories                                  101,445                 5,696,137
Bristol-Myers Squibb                               1,168,553                30,990,026
Eli Lilly & Co                                       170,075                 9,080,304
Johnson & Johnson                                    231,485                15,440,050
Merck & Co                                           602,125                34,989,484
Novartis ADR                                          38,832(c)              2,108,966
Pfizer                                             2,465,273                56,035,654
Roche Holding                                         33,490(c)              5,784,421
Schering-Plough                                      677,583                18,050,811
Teva Pharmaceutical Inds ADR                          67,802(c)              3,151,437
Wyeth                                                307,812                13,602,212
                                                                       ---------------
Total                                                                      194,929,502
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                            120,488                $2,190,473
Apartment Investment & Management Cl A                42,046                 1,460,259
AvalonBay Communities                                  4,535                   426,925
Boston Properties                                      7,412                   680,496
Developers Diversified Realty                          8,473                   324,431
Equity Residential                                    16,998                   619,917
General Growth Properties                             11,002                   453,062
Host Hotels & Resorts                                 27,954                   476,336
Kimco Realty                                           8,101                   294,876
MFA Mtge Investments                                 134,093                 1,240,360
Plum Creek Timber                                     12,158                   559,754
ProLogis                                              19,160                 1,214,361
Public Storage                                         8,257                   606,146
Simon Property Group                                  12,555                 1,090,527
Vornado Realty Trust                                   8,874                   780,468
                                                                       ---------------
Total                                                                       12,418,391
--------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                           12,930(b)                278,641
Forestar Real Estate Group                             9,164(b)                216,179
                                                                       ---------------
Total                                                                          494,820
--------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
CSX                                                   37,710                 1,658,486
Hertz Global Holdings                                703,157(b)             11,173,164
Norfolk Southern                                      28,159                 1,420,340
                                                                       ---------------
Total                                                                       14,251,990
--------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Applied Materials                                     69,288                 1,230,555
Atmel                                              2,349,556(b)             10,150,082
Broadcom Cl A                                         88,840(b)              2,322,278
Cypress Semiconductor                                 63,006(b)              2,270,106
Intel                                              1,421,223                37,889,805
KLA-Tencor                                            15,599                   751,248
LDK Solar ADR                                         20,949(b,c,f)            984,812
LSI                                                  368,519(b)              1,956,836
Maxim Integrated Products                             46,872                 1,241,639
Natl Semiconductor                                    21,357                   483,522
NVIDIA                                                17,604(b)                598,888
PMC-Sierra                                           288,957(b)              1,889,779
Spansion Cl A                                      2,104,497(b)              8,270,673
Sumco Techxiv                                         41,708(c)              1,455,485
Texas Instruments                                    166,017(h)              5,544,968
United Microelectronics ADR                           94,783(c)                327,949
Xilinx                                                24,072                   526,455
                                                                       ---------------
Total                                                                       77,895,080
--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

SOFTWARE (3.0%)
ACI Worldwide                                         27,741(b)               $528,189
Adobe Systems                                         78,627(b)              3,359,732
BEA Systems                                           96,249(b)              1,518,809
Citrix Systems                                        22,216(b)                844,430
Electronic Arts                                       10,749(b)                627,849
Microsoft                                          2,024,299                72,065,044
Nuance Communications                                 56,329(b)              1,052,226
Oracle                                               403,042(b)              9,100,688
Quest Software                                        36,504(b)                673,134
Red Hat                                               59,595(b)              1,241,960
Salesforce.com                                         7,938(b)                497,633
                                                                       ---------------
Total                                                                       91,509,694
--------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Abercrombie & Fitch Cl A                              25,549                 2,043,154
AutoNation                                            10,471(b)                163,976
AutoZone                                               3,472(b)                416,328
Best Buy                                               5,960                   313,794
Circuit City Stores                                   66,774                   280,451
Gap                                                   98,385(h)              2,093,633
Home Depot                                            98,088                 2,642,491
Limited Brands                                        59,679                 1,129,723
Lowe's Companies                                     356,746                 8,069,594
Office Depot                                          35,734(b)                497,060
OfficeMax                                              5,717                   118,113
Penske Automotive Group                               77,751                 1,357,532
RadioShack                                            10,456                   176,288
Sherwin-Williams                                       8,240                   478,250
Staples                                               54,180                 1,249,933
TJX Companies                                        145,215                 4,172,026
                                                                       ---------------
Total                                                                       25,202,346
--------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                                 10,607(b)                324,362
Jones Apparel Group                                    6,470                   103,455
Liz Claiborne                                          7,761                   157,936
Nike Cl B                                             29,341                 1,884,867
VF                                                     6,744                   463,043
                                                                       ---------------
Total                                                                        2,933,663
--------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.9%)
Countrywide Financial                              1,076,707(f)              9,625,761
Fannie Mae                                           203,234                 8,125,295
Freddie Mac                                          260,821                 8,886,171
Hudson City Bancorp                                   55,929                   840,059
                                                                       ---------------
Total                                                                       27,477,286
--------------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                         570,204                43,096,018
--------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 238 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                      VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
America Movil ADR Series L                            17,443(c)             $1,070,826
Hutchison Telecommunications Intl                  2,628,792(c)              3,962,786
Millicom Intl Cellular                                18,659(b,c)            2,200,642
Orascom Telecom Holding GDR                           24,384(c)              2,023,872
Sprint Nextel                                        934,899                12,275,224
Vodafone Group                                    13,863,771(c)             51,930,934
Vodafone Group ADR                                   283,737(c)             10,589,065
                                                                       ---------------
Total                                                                       84,053,349
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,654,508,580)                                                  $2,836,694,015
--------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.2%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
Genentech                                            4,277            $90.00             Jan. 2008                 $10,693
QUALCOMM                                               397             50.00             Jan. 2008                     199
Virgin Media                                         3,790             27.50             Jan. 2008                   9,475
Virgin Media                                         5,419             17.50             June 2008               1,314,108
XM Satellite Radio Holdings Cl A                     5,343             15.00             Jan. 2008                 374,010
XM Satellite Radio Holdings Cl A                     5,244             17.50             Jan. 2008                 170,430

OPTIONS PURCHASED (CONTINUED)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)

PUTS
Oil Service Holders Trust                            4,057           $175.00             Jan. 2008                $182,565
S&P 500 Index                                   50,769,408             95.00            March 2008               1,340,312
SPDR Trust Series 1                                  2,708            147.00            March 2008               1,624,800
XM Satellite Radio Holdings Cl A                    11,892             12.50             Jan. 2008               2,170,290
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $11,004,442)                                                                                             $7,196,882
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (7.1%)(g)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term
 Cash Fund                                      214,553,589(k)         $214,553,589
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $214,553,589)                                                   $214,553,589
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,880,066,611)(l)                                            $3,058,444,486
===================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                NUMBER OF                                            UNREALIZED
                                                                CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION                                           LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                      213           $78,660,900       March 2008        $(115,499)

OPEN OPTIONS CONTRACTS WRITTEN AT DEC. 31, 2007

                                                                         NUMBER OF      EXERCISE      EXPIRATION
ISSUER                                                   PUTS/CALLS      CONTRACTS       PRICE           DATE          VALUE(A)
---------------------------------------------------------------------------------------------------------------------------------
Virgin Media                                                Call           5,419         $22.50       June 2008          $487,710
XM Satellite Radio Holdings Cl A                            Call          10,595          20.00       Jan. 2008            79,463
XM Satellite Radio Holdings Cl A                             Put          11,892          10.00       Jan. 2008           743,250
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $1,310,423
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  239

RiverSource VP - Large Cap Equity Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2007

                                                       CURRENCY TO BE          CURRENCY TO BE       UNREALIZED        UNREALIZED
EXCHANGE DATE                                            DELIVERED                RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Jan. 3, 2008                                                      966,984         1,415,607             $4,294              $--
                                                   European Monetary Unit       U.S. Dollar
Jan. 3, 2008                                                       34,594            30,271                 --             (260)
                                                              Swiss Franc       U.S. Dollar
Jan. 4, 2008                                                   12,870,000        26,618,056          1,055,016               --
                                                            British Pound       U.S. Dollar
Jan. 7, 2008                                                   11,624,000        24,038,432            951,947               --
                                                            British Pound       U.S. Dollar
Jan. 11, 2008                                                  19,590,000        17,097,564                 --          (65,735)
                                                        Australian Dollar       U.S. Dollar
Jan. 18, 2008                                                  15,577,000        22,795,771             54,279               --
                                                   European Monetary Unit       U.S. Dollar
Jan. 22, 2008                                                   8,681,000        12,773,831             99,069               --
                                                   European Monetary Unit       U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $2,164,605         $(65,995)
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                                                             NOTIONAL
                                                                                             EXPIRATION     PRINCIPAL
COUNTERPARTY                                FUND RECEIVES                FUND PAYS              DATE          AMOUNT
----------------------------------------------------------------------------------------------------------------------
Citibank                               Total return on a basket    Floating rate based on     May 7, 2008   $5,150,000
                                        of large cap industrial        1-month LIBOR plus
                                                     securities                     0.20%
Merrill Lynch International            Total return on a basket    Floating rate based on   Oct. 17, 2008    6,578,416
                                       of large cap health care        1-month LIBOR plus
                                                     securities                     0.20%
----------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------


                                      UNREALIZED     UNREALIZED
COUNTERPARTY                         APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Citibank                                    $--      $(126,537)
Merrill Lynch International             181,959             --
----------------------------------------------------------------------------------------------------------------------
Total                                  $181,959      $(126,537)
----------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 8.1% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $17,690,950 or 0.6% of net assets.

(f) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.8% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 6.3% of net assets.

(h) At Dec. 31, 2007, investments in securities included securities valued at $10,278,160 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(i) At Dec. 31, 2007, securities valued at $22,256,445 were held to cover open call options written. See Note 6 to the financial statements.

(j)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
----------------------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                        08-02-07                $14,690,400
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 10-29-07           5,463,240

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k)  Affiliated Money Market Fund - See Note 7 to the financial statements.

--------------------------------------------------------------------------------

 240 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

RiverSource VP - Large Cap Equity Fund

(l) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $2,940,190,679 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $348,398,277
Unrealized depreciation                                              (230,144,470)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $118,253,807
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  241

PORTFOLIO OF INVESTMENTS

RiverSource VP - Large Cap Value Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.1%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (5.0%)
Boeing                                                 1,861                $162,763
DRS Technologies                                         703                  38,152
General Dynamics                                         656                  58,377
Goodrich                                               2,037                 143,833
Honeywell Intl                                         4,048                 249,235
L-3 Communications Holdings                              773                  81,892
Lockheed Martin                                        1,515                 159,469
Northrop Grumman                                       1,191                  93,660
United Technologies                                    1,414                 108,228
                                                                     ---------------
Total                                                                      1,095,609
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                                      434(c)               27,121
Fiat                                                     905(c)               23,250
                                                                     ---------------
Total                                                                         50,371
------------------------------------------------------------------------------------

BEVERAGES (1.5%)
Coca-Cola                                              2,457                 150,786
Molson Coors Brewing Cl B                              1,517                  78,308
PepsiCo                                                1,369                 103,907
                                                                     ---------------
Total                                                                        333,001
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amgen                                                    466(b)               21,641
Genentech                                                496(b)               33,267
                                                                     ---------------
Total                                                                         54,908
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Masco                                                  2,566                  55,451
------------------------------------------------------------------------------------

CAPITAL MARKETS (4.2%)
Apollo Mgmt LP                                         2,600(b,d,f)           57,200
Bank of New York Mellon                                2,910                 141,892
Franklin Resources                                       207                  23,687
Goldman Sachs Group                                      254                  54,623
KKR Private Equity Investors LP Unit                   1,759                  31,964
Lehman Brothers Holdings                               1,612                 105,489
Merrill Lynch & Co                                     3,403                 182,673
Morgan Stanley                                         3,560                 189,071
Oaktree Capital Group LLC Cl A Unit                    1,000(d,f)             32,750
State Street                                             570                  46,284
T Rowe Price Group                                       774                  47,121
                                                                     ---------------
Total                                                                        912,754
------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Ashland                                                  394                  18,687
Dow Chemical                                           4,207                 165,840
Eastman Chemical                                         750                  45,818
EI du Pont de Nemours & Co                             1,968                  86,769
                                                                     ---------------
Total                                                                        317,114
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL BANKS (2.0%)
Fifth Third Bancorp                                      657                 $16,510
PNC Financial Services Group                           1,232                  80,881
US Bancorp                                             1,853                  58,814
Wachovia                                               4,244                 161,400
Wells Fargo & Co                                       3,613                 109,076
                                                                     ---------------
Total                                                                        426,681
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                           383                  20,353
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems                                          3,903(b)              105,655
Motorola                                               4,308                  69,100
Nokia ADR                                              1,372(c)               52,671
QUALCOMM                                               1,174                  46,197
Telefonaktiebolaget LM Ericsson ADR                    2,612(c)               60,990
                                                                     ---------------
Total                                                                        334,613
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
Dell                                                   1,064(b)               26,079
Hewlett-Packard                                        4,167                 210,350
IBM                                                    1,904                 205,822
SanDisk                                                  522(b)               17,315
                                                                     ---------------
Total                                                                        459,566
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                                    280                  40,802
KBR                                                    1,081(b)               41,942
                                                                     ---------------
Total                                                                         82,744
------------------------------------------------------------------------------------

CONSUMER FINANCE (1.5%)
American Express                                       2,534                 131,819
Capital One Financial                                  3,610                 170,608
Discover Financial Services                            1,809                  27,280
                                                                     ---------------
Total                                                                        329,707
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Temple-Inland                                            442                   9,216
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.4%)
Bank of America                                       18,334                 756,460
Citigroup                                             14,982                 441,070
Guaranty Financial Group                                 147(b)                2,357
JPMorgan Chase & Co                                    9,411                 410,790
                                                                     ---------------
Total                                                                      1,610,677
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
AT&T                                                  15,566                $646,922
Citizens Communications                                2,241                  28,528
Deutsche Telekom                                       2,793(c)               61,406
Verizon Communications                                11,158                 487,493
Windstream                                             2,181                  28,397
                                                                     ---------------
Total                                                                      1,252,746
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.2%)
Entergy                                                1,505                 179,878
Exelon                                                 2,550                 208,182
FPL Group                                                636                  43,108
Pinnacle West Capital                                    549                  23,283
PPL                                                    1,261                  65,685
Southern                                               4,585                 177,669
                                                                     ---------------
Total                                                                        697,805
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                       1,880                 106,521
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Tyco Electronics                                         988                  36,684
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Halliburton                                            1,454                  55,121
Natl Oilwell Varco                                       825(b)               60,605
Pride Intl                                               963(b)               32,646
Transocean                                               524(b)               75,010
Weatherford Intl                                         905(b)               62,083
                                                                     ---------------
Total                                                                        285,465
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
CVS Caremark                                           2,272                  90,312
Safeway                                                  371                  12,692
Wal-Mart Stores                                        2,739                 130,185
                                                                     ---------------
Total                                                                        233,189
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Campbell Soup                                          1,388                  49,593
General Mills                                            952                  54,264
Kellogg                                                2,138                 112,096
Kraft Foods Cl A                                       2,764                  90,189
                                                                     ---------------
Total                                                                        306,142
------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                  1,476                  66,081
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Boston Scientific                                     10,158(b)              118,137
Covidien                                                 988                  43,759
                                                                     ---------------
Total                                                                        161,896
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 242 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Large Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Aetna                                                  1,677                 $96,813
Cardinal Health                                          903                  52,148
CIGNA                                                  1,355                  72,804
McKesson                                                 543                  35,572
UnitedHealth Group                                       914                  53,195
                                                                     ---------------
Total                                                                        310,532
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Darden Restaurants                                       611                  16,931
Intl Game Technology                                   1,409                  61,897
Marriott Intl Cl A                                     1,205                  41,187
McDonald's                                             1,136                  66,921
Pinnacle Entertainment                                 1,094(b)               25,775
Yum! Brands                                              743                  28,435
                                                                     ---------------
Total                                                                        241,146
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Centex                                                 1,911                  48,272
DR Horton                                              5,302                  69,827
Harman Intl Inds                                         441                  32,506
Hovnanian Enterprises Cl A                             4,716(b)               33,814
KB HOME                                                1,411                  30,478
Lennar Cl A                                            1,042                  18,641
Standard-Pacific                                       1,822                   6,104
                                                                     ---------------
Total                                                                        239,642
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.3%)
Colgate-Palmolive                                      1,613                 125,749
Procter & Gamble                                       2,122                 155,798
                                                                     ---------------
Total                                                                        281,547
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.5%)
3M                                                       481                  40,558
General Electric                                      12,143                 450,141
Tyco Intl                                              1,312(c)               52,021
                                                                     ---------------
Total                                                                        542,720
------------------------------------------------------------------------------------

INSURANCE (7.8%)
ACE                                                    3,632(c)              224,385
AFLAC                                                  2,761                 172,921
Ambac Financial Group                                  1,373                  35,382
American Intl Group                                    8,089                 471,588
Arch Capital Group                                       452(b,c)             31,798
Assured Guaranty                                         857(c)               22,745
Chubb                                                  1,484                  80,997
Endurance Specialty Holdings                             757(c)               31,590
Hartford Financial Services Group                      2,615                 228,002
MBIA                                                   1,740                  32,416
MetLife                                                1,215                  74,868
Prudential Financial                                   2,844                 264,605
XL Capital Cl A                                          589(c)               29,633
                                                                     ---------------
Total                                                                      1,700,930
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Liberty Media - Interactive Cl A                       1,711(b,e)             32,646
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

IT SERVICES (0.7%)
Affiliated Computer Services Cl A                      1,072(b)              $48,347
Automatic Data Processing                              1,290                  57,444
Electronic Data Systems                                1,344                  27,861
HCL Technologies                                       1,688(c)               13,938
                                                                     ---------------
Total                                                                        147,590
------------------------------------------------------------------------------------

MACHINERY (2.1%)
Caterpillar                                              942                  68,352
Deere & Co                                             1,801                 167,708
Flowserve                                                792                  76,190
Ingersoll-Rand Cl A                                      463(c)               21,516
ITT                                                      374                  24,699
Parker Hannifin                                        1,441                 108,522
                                                                     ---------------
Total                                                                        466,987
------------------------------------------------------------------------------------

MEDIA (4.8%)
Comcast Cl A                                           4,047(b)               73,898
Comcast Special Cl A                                   2,315(b)               41,948
EchoStar Communications Cl A                             580(b)               21,878
News Corp Cl A                                        10,213                 209,264
Time Warner                                           12,830                 211,824
Viacom Cl B                                            1,894(b)               83,184
Virgin Media                                           7,912                 135,612
Vivendi                                                2,910(c)              133,374
Walt Disney                                            3,973                 128,248
                                                                     ---------------
Total                                                                      1,039,230
------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                                  2,272                  83,042
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
JC Penney                                              2,447                 107,644
Target                                                   987                  49,350
                                                                     ---------------
Total                                                                        156,994
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Dominion Resources                                     2,081                  98,744
Xcel Energy                                            3,176                  71,682
                                                                     ---------------
Total                                                                        170,426
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.3%)
Anadarko Petroleum                                       514                  33,765
BP ADR                                                 1,831(c)              133,974
Chesapeake Energy                                        741                  29,047
Chevron                                                6,966                 650,137
ConocoPhillips                                         5,477                 483,619
Devon Energy                                           1,177                 104,647
Exxon Mobil                                           13,809               1,293,764
Marathon Oil                                           1,073                  65,303
Royal Dutch Shell ADR                                    616(c)               51,867
Total                                                  2,637(c)              217,964
Valero Energy                                            189                  13,236
XTO Energy                                               528                  27,118
                                                                     ---------------
Total                                                                      3,104,441
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (0.9%)
AbitibiBowater                                         1,905(c)              $39,262
Intl Paper                                             2,279                  73,794
Weyerhaeuser                                           1,074                  79,197
                                                                     ---------------
Total                                                                        192,253
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Avon Products                                          2,935                 116,020
Herbalife                                                585(c)               23,564
                                                                     ---------------
Total                                                                        139,584
------------------------------------------------------------------------------------

PHARMACEUTICALS (6.3%)
Bristol-Myers Squibb                                   7,321                 194,153
Eli Lilly & Co                                           453                  24,186
Johnson & Johnson                                      1,641                 109,455
Merck & Co                                             3,714                 215,821
Novartis ADR                                             882(c)               47,901
Pfizer                                                25,255                 574,045
Schering-Plough                                        3,494                  93,080
Wyeth                                                  2,457                 108,575
                                                                     ---------------
Total                                                                      1,367,216
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Annaly Capital Management                              1,926                  35,015
Apartment Investment & Management Cl A                   955                  33,167
                                                                     ---------------
Total                                                                         68,182
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forestar Real Estate Group                               147(b)                3,476
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
Atmel                                                 12,918(b)               55,806
Cypress Semiconductor                                  1,431(b)               51,559
Intel                                                  5,267                 140,418
LSI                                                    5,089(b)               27,023
Spansion Cl A                                          9,858(b)               38,742
Texas Instruments                                        451                  15,063
United Microelectronics ADR                            1,183(c)                4,093
                                                                     ---------------
Total                                                                        332,704
------------------------------------------------------------------------------------

SOFTWARE (1.3%)
ACI Worldwide                                            438(b)                8,340
BEA Systems                                            2,186(b)               34,495
Microsoft                                              4,923                 175,259
Oracle                                                 2,318(b)               52,340
Quest Software                                           829(b)               15,287
                                                                     ---------------
Total                                                                        285,721
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
Circuit City Stores                                    1,517                   6,371
Gap                                                    1,384                  29,452
Home Depot                                             1,651                  44,478
Limited Brands                                           959                  18,154
Lowe's Companies                                       4,008                  90,660
Penske Automotive Group                                  606                  10,581
TJX Companies                                          1,531                  43,986
                                                                     ---------------
Total                                                                        243,682
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  243

RiverSource VP - Large Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

THRIFTS & MORTGAGE FINANCE (2.0%)
Countrywide Financial                                 16,971                $151,721
Fannie Mae                                             3,289                 131,494
Freddie Mac                                            4,529                 154,303
                                                                     ---------------
Total                                                                        437,518
------------------------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                                           4,319                 326,430
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
Sprint Nextel                                          9,187                 120,625
Vodafone Group ADR                                     3,109(c)              116,028
                                                                     ---------------
Total                                                                        236,653
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $20,506,362)                                                      $21,390,586
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.3%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash
Fund                                                 501,180(g)             $501,180
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $501,180)                                                            $501,180
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $21,007,542)(h)                                                   $21,891,766
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 6.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $89,950 or 0.4% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES             COST
-------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                  08-02-07           $62,400
Oaktree Capital Group LLC Cl A Unit*                             05-21-07            43,600

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(h) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $21,162,712 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,916,423
Unrealized depreciation                                              (2,187,369)
-------------------------------------------------------------------------------
Net unrealized appreciation                                            $729,054
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 244 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Mid Cap Growth Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.7%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (0.3%)
Rockwell Collins                                      21,297              $1,532,745
------------------------------------------------------------------------------------

AIRLINES (1.7%)
AMR                                                  267,620(b)            3,754,709
UAL                                                  120,375(b)            4,292,572
US Airways Group                                     135,376(b)            1,991,381
                                                                     ---------------
Total                                                                     10,038,662
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Harley-Davidson                                       25,255               1,179,661
------------------------------------------------------------------------------------

BEVERAGES (0.9%)
Hansen Natural                                        33,845(b)            1,498,995
Pepsi Bottling Group                                 101,385               4,000,652
                                                                     ---------------
Total                                                                      5,499,647
------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.0%)
Applera-Celera Group                                 873,162(b,f)         13,857,081
OSI Pharmaceuticals                                   78,093(b)            3,788,291
                                                                     ---------------
Total                                                                     17,645,372
------------------------------------------------------------------------------------

CAPITAL MARKETS (4.3%)
Legg Mason                                            32,995               2,413,584
Northern Trust                                        70,926               5,431,513
T Rowe Price Group                                   119,458               7,272,603
TD Ameritrade Holding                                526,347(b)           10,558,521
                                                                     ---------------
Total                                                                     25,676,221
------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Sigma-Aldrich                                         86,455               4,720,443
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
TCF Financial                                        161,932               2,903,441
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.5%)
Ciena                                                229,487(b)            7,827,802
F5 Networks                                          298,794(b)            8,521,605
Foundry Networks                                     688,501(b)           12,062,538
Juniper Networks                                     174,612(b)            5,797,118
ORBCOMM                                              192,870(b)            1,213,152
Riverbed Technology                                  128,765(b)            3,443,176
                                                                     ---------------
Total                                                                     38,865,391
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.6%)
Brocade Communications Systems                     1,448,361(b)           10,630,970
Emulex                                               245,648(b)            4,008,975
Network Appliance                                     34,796(b)              868,508
SanDisk                                               23,635(b)              783,973
Sun Microsystems                                     292,066(b)            5,295,157
                                                                     ---------------
Total                                                                     21,587,583
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSTRUCTION & ENGINEERING (2.1%)
Fluor                                                 32,801              $4,779,762
Foster Wheeler                                        18,545(b)            2,874,846
Quanta Services                                      186,175(b)            4,885,232
                                                                     ---------------
Total                                                                     12,539,840
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Martin Marietta Materials                             18,867               2,501,764
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.7%)
Career Education                                      53,944(b)            1,356,152
Strayer Education                                     16,098               2,745,997
                                                                     ---------------
Total                                                                      4,102,149
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
NYSE Euronext                                         59,250               5,200,373
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Level 3 Communications                               804,287(b)            2,445,032
Time Warner Telecom Cl A                             261,161(b)            5,298,957
                                                                     ---------------
Total                                                                      7,743,989
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Allegheny Energy                                      37,659               2,395,489
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (7.5%)
Energy Conversion Devices                            204,221(b,d)          6,872,036
Evergreen Solar                                      148,666(b)            2,567,462
First Solar                                           15,058(b)            4,022,594
FuelCell Energy                                      255,834(b,d)          2,537,873
General Cable                                         35,907(b)            2,631,265
Hubbell Cl B                                         202,001              10,423,251
JA Solar Holdings ADR                                 26,367(b,c)          1,840,680
Roper Inds                                            24,531               1,534,169
SunPower Cl A                                         36,127(b,d)          4,710,600
Suntech Power Holdings ADR                            52,261(b,c)          4,302,126
Yingli Green Energy Holding ADR                       92,606(b,c)          3,583,852
                                                                     ---------------
Total                                                                     45,025,908
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Amphenol Cl A                                         72,399               3,357,142
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.6%)
BJ Services                                          307,390               7,457,281
ENSCO Intl                                           105,806               6,308,154
Natl Oilwell Varco                                     9,084(b)              667,311
Smith Intl                                             9,677                 714,646
                                                                     ---------------
Total                                                                     15,147,392
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FOOD & STAPLES RETAILING (0.6%)
Whole Foods Market                                    92,395(d)           $3,769,716
------------------------------------------------------------------------------------

GAS UTILITIES (0.5%)
Questar                                               52,125               2,819,963
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
Hologic                                               61,913(b)            4,249,708
Intuitive Surgical                                     8,683(b)            2,817,634
ResMed                                                66,830(b)            3,510,580
St. Jude Medical                                     347,116(b)           14,106,794
Varian Medical Systems                               103,608(b)            5,404,193
                                                                     ---------------
Total                                                                     30,088,909
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.7%)
AmerisourceBergen                                     57,056               2,560,103
Express Scripts                                       55,698(b)            4,065,954
Patterson Companies                                   48,943(b)            1,661,615
Universal Health Services Cl B                        29,780               1,524,736
                                                                     ---------------
Total                                                                      9,812,408
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.7%)
Allscripts Healthcare Solutions                       85,771(b)            1,665,673
Cerner                                                45,924(b)            2,590,113
                                                                     ---------------
Total                                                                      4,255,786
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.9%)
Brinker Intl                                          84,186               1,646,678
Intl Game Technology                                 153,915               6,761,486
Starwood Hotels & Resorts Worldwide                   60,759               2,675,219
                                                                     ---------------
Total                                                                     11,083,383
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Beazer Homes USA                                      64,153(d)              476,657
Centex                                                28,996                 732,439
Garmin                                                11,202(c)            1,086,594
                                                                     ---------------
Total                                                                      2,295,690
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.5%)
AES                                                  245,026(b)            5,241,106
Ormat Technologies                                    62,659(d)            3,446,872
                                                                     ---------------
Total                                                                      8,687,978
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.7%)
Orbitz Worldwide                                     495,415(b)            4,211,028
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.2%)
Akamai Technologies                                  159,052(b)            5,503,199
MercadoLibre                                          20,856(b,c)          1,540,841
VistaPrint                                           421,986(b)           18,082,101
                                                                     ---------------
Total                                                                     25,126,141
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  245

RiverSource VP - Mid Cap Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

IT SERVICES (0.7%)
VeriFone Holdings                                    182,049(b)           $4,232,639
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Polaris Inds                                          18,832                 899,605
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Techne                                                69,025(b)            4,559,101
------------------------------------------------------------------------------------

MACHINERY (0.6%)
ITT                                                   28,814               1,902,876
Joy Global                                            25,686               1,690,653
                                                                     ---------------
Total                                                                      3,593,529
------------------------------------------------------------------------------------

MEDIA (1.9%)
Lamar Advertising Cl A                                29,815               1,433,207
Sirius Satellite Radio                             2,376,948(b,d)          7,202,152
XM Satellite Radio Holdings Cl A                     233,428(b)            2,857,159
                                                                     ---------------
Total                                                                     11,492,518
------------------------------------------------------------------------------------

METALS & MINING (0.8%)
Allegheny Technologies                                28,732               2,482,444
Freeport-McMoRan Copper & Gold                        19,722               2,020,322
                                                                     ---------------
Total                                                                      4,502,766
------------------------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
Family Dollar Stores                                  76,411               1,469,384
JC Penney                                            121,329               5,337,263
Nordstrom                                             76,913               2,825,014
                                                                     ---------------
Total                                                                      9,631,661
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.0%)
Denbury Resources                                     89,079(b)            2,650,100
El Paso                                              248,256               4,279,933
Murphy Oil                                            20,747               1,760,175
Newfield Exploration                                 165,951(b)            8,745,618
Southwestern Energy                                   71,841(b)            4,002,981
Tesoro                                                51,786               2,470,192
Williams Companies                                   174,324               6,237,313
                                                                     ---------------
Total                                                                     30,146,312
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Bare Escentuals                                       87,957(b)            2,132,957
------------------------------------------------------------------------------------

PHARMACEUTICALS (2.5%)
Allergan                                              90,530               5,815,648
Endo Pharmaceuticals Holdings                         76,832(b)            2,049,109
Mylan                                                306,271               4,306,170
Sepracor                                             100,875(b)            2,647,969
                                                                     ---------------
Total                                                                     14,818,896
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.4%)
Advanced Energy Inds                                 221,751(b)           $2,900,503
Atheros Communications                                19,645(b)              599,958
Broadcom Cl A                                        132,287(b)            3,457,982
Cree                                                  82,934(b,d)          2,278,197
Fairchild Semiconductor Intl                          97,811(b)            1,411,413
FormFactor                                            91,513(b)            3,029,080
Hittite Microwave                                     80,327(b)            3,836,417
Intersil Cl A                                        102,891               2,518,772
Kulicke & Soffa Inds                                 424,724(b)            2,913,607
Marvell Technology Group                              40,425(b,c)            565,142
Maxim Integrated Products                             99,672               2,640,311
MEMC Electronic Materials                             33,240(b)            2,941,408
MKS Instruments                                       84,256(b)            1,612,660
NVIDIA                                                92,273(b)            3,139,127
ON Semiconductor                                     135,379(b)            1,202,166
PMC-Sierra                                         2,354,030(b)           15,395,355
SiRF Technology Holdings                             137,475(b)            3,454,747
Trina Solar ADR                                       42,568(b,c,d)        2,290,158
                                                                     ---------------
Total                                                                     56,187,003
------------------------------------------------------------------------------------

SOFTWARE (9.8%)
Activision                                            69,530(b)            2,065,041
Advent Software                                       77,924(b)            4,215,688
BEA Systems                                          554,823(b)            8,755,107
BMC Software                                          35,772(b)            1,274,914
Citrix Systems                                       120,244(b)            4,570,474
Electronic Arts                                      172,785(b)           10,092,372
Informatica                                          177,275(b)            3,194,496
Intuit                                                96,998(b)            3,066,107
Nuance Communications                                152,524(b)            2,849,148
TIBCO Software                                     2,217,773(b)           17,897,427
VMware Cl A                                            6,623(b)              562,889
                                                                     ---------------
Total                                                                     58,543,663
------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.1%)
Abercrombie & Fitch Cl A                              41,768               3,340,187
Best Buy                                              63,718               3,354,753

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Coldwater Creek                                      640,881(b)           $4,287,494
GameStop Cl A                                         96,078(b)            5,967,404
J Crew Group                                          36,350(b)            1,752,434
Limited Brands                                        78,582               1,487,557
Penske Automotive Group                               75,870[&]            1,324,690
TJX Companies                                        157,615               4,528,279
Urban Outfitters                                      95,899(b)            2,614,207
Williams-Sonoma                                       51,791               1,341,387
                                                                     ---------------
Total                                                                     29,998,392
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
lululemon athletica                                   22,239(b,c)          1,053,461
Polo Ralph Lauren                                     44,980               2,779,315
                                                                     ---------------
Total                                                                      3,832,776
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Fastenal                                              97,844               3,954,854
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.9%)
American Tower Cl A                                  124,982(b)            5,324,233
Crown Castle Intl                                     55,468(b)            2,307,469
NII Holdings                                          46,040(b)            2,224,653
SBA Communications Cl A                               34,026(b)            1,151,440
                                                                     ---------------
Total                                                                     11,007,795
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $546,967,947)                                                    $579,348,681
------------------------------------------------------------------------------------

MONEY MARKET FUND (6.1%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                        35,944,741(g)          $35,944,741
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $35,944,741)                                                      $35,944,741
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $582,912,688)(h)                                                 $615,293,422
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 2.7% of net assets.

(d) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.6% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 2.5% of net assets.

--------------------------------------------------------------------------------

 246 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

RiverSource VP - Mid Cap Growth Fund

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(h) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $585,257,999 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $69,232,641
Unrealized depreciation                                              (39,197,218)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $30,035,423
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  247

PORTFOLIO OF INVESTMENTS

RiverSource VP - Mid Cap Value Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (99.1%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (1.2%)
Goodrich                                              58,669              $4,142,618
------------------------------------------------------------------------------------

AIRLINES (1.0%)
AMR                                                   55,835(b)              783,365
Continental Airlines Cl B                             35,786(b)              796,238
Delta Air Lines                                       18,540(b)              276,061
Northwest Airlines                                    49,006(b)              711,077
UAL                                                   15,777(b)              562,608
US Airways Group                                      38,564(b)              567,276
                                                                     ---------------
Total                                                                      3,696,625
------------------------------------------------------------------------------------

AUTO COMPONENTS (2.0%)
ArvinMeritor                                          70,393                 825,710
Goodyear Tire & Rubber                                50,974(b)            1,438,486
Johnson Controls                                      36,871               1,328,831
Magna Intl Cl A                                       16,687(c)            1,342,135
WABCO Holdings                                        40,314               2,019,329
                                                                     ---------------
Total                                                                      6,954,491
------------------------------------------------------------------------------------

AUTOMOBILES (2.2%)
Ford Motor                                         1,057,369(b)            7,116,094
General Motors                                        32,796                 816,292
                                                                     ---------------
Total                                                                      7,932,386
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.9%)
Trane                                                119,342               5,574,465
USG                                                   33,760(b)            1,208,270
                                                                     ---------------
Total                                                                      6,782,735
------------------------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
Apollo Mgmt LP                                        31,000(b,d,e)          682,000
Invesco                                               29,200                 916,296
                                                                     ---------------
Total                                                                      1,598,296
------------------------------------------------------------------------------------

CHEMICALS (5.7%)
Eastman Chemical                                      70,596               4,312,710
Imperial Chemical Inds                                 1,804(c)               24,008
Imperial Chemical Inds ADR                            37,764(c)            2,005,620
Lubrizol                                              35,265               1,909,952
Mosaic                                                79,780(b)            7,526,445
PPG Inds                                              64,457               4,526,815
                                                                     ---------------
Total                                                                     20,305,550
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.7%)
Deluxe                                                45,539               1,497,778
Dun & Bradstreet                                      12,581               1,115,054
Pitney Bowes                                          21,508                 818,164
Ritchie Bros Auctioneers                              33,068(c)            2,734,724
                                                                     ---------------
Total                                                                      6,165,720
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
Tellabs                                              251,356(b)            1,643,868
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSTRUCTION & ENGINEERING (2.2%)
Chicago Bridge & Iron                                 58,538(c)           $3,538,037
Fluor                                                 27,202               3,963,875
Insituform Technologies Cl A                          16,024(b)              237,155
                                                                     ---------------
Total                                                                      7,739,067
------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                         18,183                 841,873
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
CenturyTel                                            83,936               3,479,986
Embarq                                                12,592                 623,682
Qwest Communications Intl                            411,182(b)            2,882,386
Windstream                                           198,241               2,581,098
                                                                     ---------------
Total                                                                      9,567,152
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.7%)
American Electric Power                               47,935               2,231,854
Edison Intl                                           45,913               2,450,377
Pinnacle West Capital                                 60,994               2,586,755
PPL                                                   45,378               2,363,740
                                                                     ---------------
Total                                                                      9,632,726
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Cooper Inds Cl A                                      85,615               4,527,321
Rockwell Automation                                   38,553               2,658,615
                                                                     ---------------
Total                                                                      7,185,936
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Agilent Technologies                                  23,939(b)              879,519
Celestica                                            230,669(b,c)          1,337,880
Flextronics Intl                                     179,236(b,c)          2,161,586
                                                                     ---------------
Total                                                                      4,378,985
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.6%)
BJ Services                                          153,639               3,727,283
Cameron Intl                                          84,386(b)            4,061,499
ENSCO Intl                                            14,936                 890,484
Nabors Inds                                           31,970(b,c)            875,658
Natl Oilwell Varco                                    24,764(b)            1,819,163
Smith Intl                                            27,147               2,004,806
Transocean                                            20,943(b)            2,997,990
Weatherford Intl                                      48,303(b)            3,313,586
                                                                     ---------------
Total                                                                     19,690,469
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Del Monte Foods                                      154,579               1,462,317
Reddy Ice Holdings                                    53,787               1,361,349
Tyson Foods Cl A                                     159,824               2,450,102
                                                                     ---------------
Total                                                                      5,273,768
------------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                                               23,118               1,250,684
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Hospira                                               40,775(b)           $1,738,646
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
Health Management Associates Cl A                    163,919                 980,236
Health Net                                            65,779(b)            3,177,125
Humana                                                40,328(b)            3,037,102
McKesson                                              19,807               1,297,557
Omnicare                                              61,679               1,406,898
                                                                     ---------------
Total                                                                      9,898,918
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Royal Caribbean Cruises                              130,214               5,526,282
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Mohawk Inds                                           20,518(b)            1,526,539
Stanley Works                                         69,679               3,378,038
Whirlpool                                             27,103               2,212,418
                                                                     ---------------
Total                                                                      7,116,995
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Mirant                                                44,489(b)            1,734,181
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.7%)
McDermott Intl                                        65,397(b)            3,860,385
Textron                                               31,836               2,269,907
                                                                     ---------------
Total                                                                      6,130,292
------------------------------------------------------------------------------------

INSURANCE (13.2%)
ACE                                                   97,166(c)            6,002,915
Ambac Financial Group                                 24,760                 638,065
Aon                                                  128,146               6,111,283
Axis Capital Holdings                                 96,951(c)            3,778,180
Everest Re Group                                      61,290(c)            6,153,516
Lincoln Natl                                          39,219               2,283,330
Loews                                                 71,118               3,580,080
Marsh & McLennan Companies                            18,064                 478,154
MBIA                                                  39,417                 734,339
PartnerRe                                             89,890(c)            7,418,621
Willis Group Holdings                                 55,598(c)            2,111,056
XL Capital Cl A                                      139,263(c)            7,006,322
                                                                     ---------------
Total                                                                     46,295,861
------------------------------------------------------------------------------------

IT SERVICES (1.5%)
Computer Sciences                                     51,753(b)            2,560,221
Electronic Data Systems                              138,005               2,860,844
                                                                     ---------------
Total                                                                      5,421,065
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.9%)
Eastman Kodak                                         96,650               2,113,736
Hasbro                                                47,454               1,213,873
                                                                     ---------------
Total                                                                      3,327,609
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 248 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Mid Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MACHINERY (7.5%)
AGCO                                                 126,296(b)           $8,585,602
Eaton                                                 81,026               7,855,471
Ingersoll-Rand Cl A                                  111,468(c)            5,179,918
Manitowoc                                             73,588               3,593,302
Terex                                                 19,367(b)            1,269,894
                                                                     ---------------
Total                                                                     26,484,187
------------------------------------------------------------------------------------

MEDIA (2.5%)
Interpublic Group of Companies                       187,994(b)            1,524,631
Natl CineMedia                                       100,114               2,523,874
Regal Entertainment Group Cl A                       149,247               2,696,894
RH Donnelley                                          61,296(b)            2,236,078
                                                                     ---------------
Total                                                                      8,981,477
------------------------------------------------------------------------------------

METALS & MINING (1.6%)
Freeport-McMoRan Copper & Gold                        35,369               3,623,200
Nucor                                                 35,748               2,116,997
                                                                     ---------------
Total                                                                      5,740,197
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Family Dollar Stores                                 109,251               2,100,897
Macy's                                                38,281                 990,329
                                                                     ---------------
Total                                                                      3,091,226
------------------------------------------------------------------------------------

MULTI-UTILITIES (3.6%)
Consolidated Edison                                   43,172               2,108,952
DTE Energy                                            44,876               1,972,749
Energy East                                           86,778               2,361,229
NiSource                                             114,912               2,170,688
Sempra Energy                                         69,228               4,283,829
                                                                     ---------------
Total                                                                     12,897,447
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.2%)
Chesapeake Energy                                     41,246               1,616,843
El Paso                                              194,177               3,347,611
Enbridge                                             106,330(c)            4,298,922
Hess                                                  17,868               1,802,166
Newfield Exploration                                  76,900(b)            4,052,630
Pioneer Natural Resources                             74,050               3,616,602
Southwestern Energy                                   82,946(b)            4,621,752
Sunoco                                                29,337               2,125,172
                                                                     ---------------
Total                                                                     25,481,698
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (0.5%)
MeadWestvaco                                          53,656              $1,679,433
------------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
King Pharmaceuticals                                  92,184(b)              943,964
Mylan                                                197,312               2,774,207
Watson Pharmaceuticals                                35,773(b)              970,879
                                                                     ---------------
Total                                                                      4,689,050
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.1%)
Boston Properties                                      8,714                 800,032
Equity Residential                                    60,656               2,212,124
Rayonier                                              61,785               2,918,724
Simon Property Group                                  19,287               1,675,269
                                                                     ---------------
Total                                                                      7,606,149
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
St. Joe                                               32,721               1,161,923
------------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
CSX                                                   78,927               3,471,210
Kansas City Southern                                  36,443(b)            1,251,088
                                                                     ---------------
Total                                                                      4,722,298
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Intersil Cl A                                         92,765               2,270,887
LSI                                                  465,052(b)            2,469,426
Maxim Integrated Products                            102,759               2,722,086
Microchip Technology                                  77,875               2,446,833
Micron Technology                                    314,465(b)            2,279,871
Natl Semiconductor                                   133,046               3,012,161
                                                                     ---------------
Total                                                                     15,201,264
------------------------------------------------------------------------------------

SOFTWARE (1.8%)
BMC Software                                          97,080(b)            3,459,931
McAfee                                                76,021(b)            2,850,788
                                                                     ---------------
Total                                                                      6,310,719
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Liz Claiborne                                         57,628              $1,172,730
VF                                                    46,325               3,180,674
                                                                     ---------------
Total                                                                      4,353,404
------------------------------------------------------------------------------------

TOBACCO (3.1%)
Loews-Carolina Group                                 103,245(f)            8,806,799
Reynolds American                                     35,698               2,354,640
                                                                     ---------------
Total                                                                     11,161,439
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $342,617,155)                                                    $351,534,709
------------------------------------------------------------------------------------

BONDS (0.2%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
WIRELINES
Qwest Communications Intl
 Cv
  11-15-25                          3.50%           $440,000                $590,110
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $618,480)                                                            $590,110
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.3%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   8,176,321(g)           $8,176,321
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,176,321)                                                        $8,176,321
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $351,411,956)(h)                                                 $360,301,140
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 15.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $682,000 or 0.2% of net assets.

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  249

RiverSource VP - Mid Cap Value Fund

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES              COST
--------------------------------------------------------------------------------------------
Apollo Mgmt LP*                                                  08-02-07           $744,000

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(h) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $352,961,987 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $39,417,424
Unrealized depreciation                                              (32,078,271)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $7,339,153
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 250 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - S&P 500 Index Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.8%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.8%)
Boeing                                                22,426              $1,961,378
General Dynamics                                      11,642               1,036,022
Goodrich                                               3,618                 255,467
Honeywell Intl                                        21,607               1,330,343
L-3 Communications Holdings                            3,635                 385,092
Lockheed Martin                                       10,044               1,057,231
Northrop Grumman                                       9,790                 769,886
Precision Castparts                                    4,000                 554,800
Raytheon                                              12,423                 754,076
Rockwell Collins                                       4,712                 339,123
United Technologies                                   28,592               2,188,431
                                                                     ---------------
Total                                                                     10,631,849
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                  4,910                 265,729
Expeditors Intl Washington                             6,160                 275,229
FedEx                                                  8,944                 797,536
United Parcel Service Cl B                            30,403               2,150,101
                                                                     ---------------
Total                                                                      3,488,595
------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                    21,234                 259,055
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                 6,935(b)              195,706
Johnson Controls                                      17,178                 619,095
                                                                     ---------------
Total                                                                        814,801
------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor                                            61,047(b)              410,846
General Motors                                        16,372                 407,499
Harley-Davidson                                        6,986                 326,316
                                                                     ---------------
Total                                                                      1,144,661
------------------------------------------------------------------------------------

BEVERAGES (2.4%)
Anheuser-Busch Companies                              21,227               1,111,021
Brown-Forman Cl B                                      2,504                 185,571
Coca-Cola                                             57,494               3,528,408
Coca-Cola Enterprises                                  8,280                 215,528
Constellation Brands Cl A                              5,610(b)              132,620
Molson Coors Brewing Cl B                              3,950                 203,899
Pepsi Bottling Group                                   4,014                 158,392
PepsiCo                                               46,568               3,534,512
                                                                     ---------------
Total                                                                      9,069,951
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BIOTECHNOLOGY (1.1%)
Amgen                                                 31,460(b)           $1,461,003
Biogen Idec                                            8,484(b)              482,909
Celgene                                               11,165(b)              515,935
Genzyme                                                7,692(b)              572,592
Gilead Sciences                                       26,930(b)            1,239,049
                                                                     ---------------
Total                                                                      4,271,488
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                 10,669                 230,557
Trane                                                  4,957                 231,542
                                                                     ---------------
Total                                                                        462,099
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
American Capital Strategies                            5,545                 182,763
Ameriprise Financial                                   6,706                 369,568
Bank of New York Mellon                               32,940               1,606,154
Bear Stearns Companies                                 3,337                 294,490
Charles Schwab                                        27,096                 692,303
E*TRADE Financial                                     12,260(b)               43,523
Federated Investors Cl B                               2,500                 102,900
Franklin Resources                                     4,675                 534,960
Goldman Sachs Group                                   11,505               2,474,150
Janus Capital Group                                    4,443                 145,953
Legg Mason                                             3,885                 284,188
Lehman Brothers Holdings                              15,338               1,003,719
Merrill Lynch & Co                                    24,767               1,329,493
Morgan Stanley                                        30,697               1,630,318
Northern Trust                                         5,537                 424,023
State Street                                          11,172                 907,166
T Rowe Price Group                                     7,640                 465,123
                                                                     ---------------
Total                                                                     12,490,794
------------------------------------------------------------------------------------

CHEMICALS (1.8%)
Air Products & Chemicals                               6,235                 614,958
Ashland                                                1,619                  76,789
Dow Chemical                                          27,323               1,077,073
Eastman Chemical                                       2,347                 143,378
Ecolab                                                 5,054                 258,815
EI du Pont de Nemours & Co                            26,012               1,146,869
Hercules                                               3,345                  64,726
Intl Flavors & Fragrances                              2,356                 113,394
Monsanto                                              15,822               1,767,159
PPG Inds                                               4,733                 332,399
Praxair                                                9,138                 810,632
Rohm & Haas                                            3,629                 192,591
Sigma-Aldrich                                          3,766                 205,624
                                                                     ---------------
Total                                                                      6,804,407
------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
BB&T                                                  15,895                 487,500
Comerica                                               4,367                 190,096

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL BANKS (CONT.)
Commerce Bancorp                                       5,640                $215,110
Fifth Third Bancorp                                   15,406                 387,153
First Horizon Natl                                     3,656                  66,356
Huntington Bancshares                                 10,582                 156,190
KeyCorp                                               11,245                 263,695
M&T Bank                                               2,160                 176,191
Marshall & Ilsley                                      7,439                 196,985
Natl City                                             18,325                 301,630
PNC Financial Services Group                          10,114                 663,984
Regions Financial                                     20,106                 475,507
SunTrust Banks                                        10,099                 631,087
Synovus Financial                                      9,497                 228,688
US Bancorp                                            49,949               1,585,381
Wachovia                                              57,151               2,173,452
Wells Fargo & Co                                      97,616               2,947,026
Zions Bancorporation                                   3,128                 146,046
                                                                     ---------------
Total                                                                     11,292,077
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                      8,372(b)               92,259
Avery Dennison                                         3,084                 163,884
Cintas                                                 3,903                 131,219
Equifax                                                3,810                 138,532
Monster Worldwide                                      3,703(b)              119,977
Pitney Bowes                                           6,276                 238,739
Robert Half Intl                                       4,657                 125,925
RR Donnelley & Sons                                    6,208                 234,290
Waste Management                                      14,710                 480,576
                                                                     ---------------
Total                                                                      1,725,401
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
Ciena                                                  2,485(b)               84,763
Cisco Systems                                        175,506(b)            4,750,948
Corning                                               45,584               1,093,560
JDS Uniphase                                           6,347(b)               84,415
Juniper Networks                                      15,090(b)              500,988
Motorola                                              66,079               1,059,907
QUALCOMM                                              47,342               1,862,908
Tellabs                                               12,703(b)               83,078
                                                                     ---------------
Total                                                                      9,520,567
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.5%)
Apple                                                 25,324(b)            5,016,177
Dell                                                  64,831(b)            1,589,008
EMC                                                   60,696(b)            1,124,697
Hewlett-Packard                                       74,583               3,764,950
IBM                                                   39,858               4,308,649
Lexmark Intl Cl A                                      2,741(b)               95,551
Network Appliance                                      9,959(b)              248,577
QLogic                                                 3,958(b)               56,204
SanDisk                                                6,600(b)              218,922


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  251

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMPUTERS & PERIPHERALS (CONT.)
Sun Microsystems                                      23,967(b)             $434,522
Teradata                                               5,234(b)              143,464
                                                                     ---------------
Total                                                                     17,000,721
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                  2,559                 372,897
Jacobs Engineering Group                               3,500(b)              334,635
                                                                     ---------------
Total                                                                        707,532
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                       3,127                 247,314
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
American Express                                      33,834               1,760,044
Capital One Financial                                 11,310                 534,511
Discover Financial Services                           13,813                 208,300
SLM                                                   11,977                 241,217
                                                                     ---------------
Total                                                                      2,744,072
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                   2,908                 130,860
Bemis                                                  2,908                  79,621
Pactiv                                                 3,778(b)              100,608
Sealed Air                                             4,670                 108,064
                                                                     ---------------
Total                                                                        419,153
------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                          4,856                 224,833
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                      3,953(b)              277,303
H&R Block                                              9,402                 174,595
                                                                     ---------------
Total                                                                        451,898
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.3%)
Bank of America                                      128,390               5,297,370
CIT Group                                              5,485                 131,805
Citigroup                                            144,421(e)            4,251,754
CME Group                                              1,585               1,087,310
IntercontinentalExchange                               2,010(b)              386,925
JPMorgan Chase & Co                                   97,175               4,241,689
Leucadia Natl                                          4,895                 230,555
Moody's                                                6,200                 221,340
NYSE Euronext                                          7,665                 672,757
                                                                     ---------------
Total                                                                     16,521,505
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                 175,443               7,291,411
CenturyTel                                             3,195                 132,465
Citizens Communications                                9,478                 120,655
Embarq                                                 4,425                 219,170
Qwest Communications Intl                             45,422(b)              318,408
Verizon Communications                                83,613               3,653,052
Windstream                                            13,807                 179,767
                                                                     ---------------
Total                                                                     11,914,928
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.1%)
Allegheny Energy                                       4,807                 305,773
American Electric Power                               11,575                 538,932

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ELECTRIC UTILITIES (CONT.)
Duke Energy                                           36,483                $735,862
Edison Intl                                            9,421                 502,799
Entergy                                                5,622                 671,941
Exelon                                                19,094               1,558,835
FirstEnergy                                            8,816                 637,749
FPL Group                                             11,774                 798,042
Pepco Holdings                                         5,795                 169,967
Pinnacle West Capital                                  2,907                 123,286
PPL                                                   10,766                 560,801
Progress Energy                                        7,501                 363,273
Southern                                              21,974                 851,493
                                                                     ---------------
Total                                                                      7,818,753
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                       5,210                 275,505
Emerson Electric                                      22,774               1,290,375
Rockwell Automation                                    4,314                 297,493
                                                                     ---------------
Total                                                                      1,863,373
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                  11,183(b)              410,863
Jabil Circuit                                          6,015                  91,849
Molex                                                  4,093                 111,739
Tyco Electronics                                      14,382                 534,004
                                                                     ---------------
Total                                                                      1,148,455
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.5%)
Baker Hughes                                           9,201                 746,201
BJ Services                                            8,468                 205,434
ENSCO Intl                                             4,190                 249,808
Halliburton                                           25,494                 966,478
Nabors Inds                                            8,190(b,c)            224,324
Natl Oilwell Varco                                    10,320(b)              758,107
Noble                                                  7,754                 438,179
Rowan Companies                                        3,220                 127,061
Schlumberger                                          34,592               3,402,814
Smith Intl                                             5,795                 427,961
Transocean                                             9,198(b)            1,316,694
Weatherford Intl                                       9,760(b)              669,536
                                                                     ---------------
Total                                                                      9,532,597
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale                                      12,559                 876,116
CVS Caremark                                          42,723               1,698,239
Kroger                                                19,704                 526,294
Safeway                                               12,803                 437,991
SUPERVALU                                              6,113                 229,360
SYSCO                                                 17,597(e)              549,202
Walgreen                                              28,684               1,092,287
Wal-Mart Stores                                       68,353               3,248,818
Whole Foods Market                                     4,030                 164,424
                                                                     ---------------
Total                                                                      8,822,731
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland                                18,595                 863,366
Campbell Soup                                          6,434                 229,887
ConAgra Foods                                         14,092                 335,249
Dean Foods                                             3,805                  98,397
General Mills                                          9,764                 556,548

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
FOOD PRODUCTS (CONT.)
Hershey                                                4,860                $191,484
HJ Heinz                                               9,167                 427,916
Kellogg                                                7,631                 400,093
Kraft Foods Cl A                                      44,761               1,460,551
McCormick & Co                                         3,700                 140,267
Sara Lee                                              20,945                 336,377
Tyson Foods Cl A                                       7,920                 121,414
WM Wrigley Jr                                          6,299                 368,806
                                                                     ---------------
Total                                                                      5,530,355
------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                  1,308                  55,394
Questar                                                5,000                 270,500
                                                                     ---------------
Total                                                                        325,894
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Baxter Intl                                           18,344               1,064,869
Becton Dickinson & Co                                  7,060                 590,075
Boston Scientific                                     38,811(b)              451,372
Covidien                                              14,402                 637,865
CR Bard                                                2,952                 279,850
Hospira                                                4,557(b)              194,310
Medtronic                                             32,709               1,644,282
St. Jude Medical                                       9,904(b)              402,499
Stryker                                                6,888                 514,671
Varian Medical Systems                                 3,615(b)              188,558
Zimmer Holdings                                        6,788(b)              449,026
                                                                     ---------------
Total                                                                      6,417,377
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                                 14,478                 835,815
AmerisourceBergen                                      4,858                 217,978
Cardinal Health                                       10,463                 604,238
CIGNA                                                  8,080                 434,138
Coventry Health Care                                   4,485(b)              265,736
Express Scripts                                        7,290(b)              532,170
Humana                                                 4,901(b)              369,094
Laboratory Corp of America Holdings                    3,328(b)              251,364
McKesson                                               8,374                 548,581
Medco Health Solutions                                 7,735(b)              784,329
Patterson Companies                                    4,045(b)              137,328
Quest Diagnostics                                      4,540                 240,166
Tenet Healthcare                                      13,719(b)               69,693
UnitedHealth Group                                    37,378               2,175,400
WellPoint                                             16,532(b)            1,450,352
                                                                     ---------------
Total                                                                      8,916,382
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                             5,615                 129,370
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                         12,637                 562,220
Darden Restaurants                                     4,103                 113,694
Harrah's Entertainment                                 5,422                 481,203
Intl Game Technology                                   9,126                 400,905
Marriott Intl Cl A                                     9,048                 309,261
McDonald's                                            34,220               2,015,900
Starbucks                                             21,132(b)              432,572

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 252 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Starwood Hotels & Resorts Worldwide                    5,765                $253,833
Wendy's Intl                                           2,532                  65,427
Wyndham Worldwide                                      5,145                 121,216
Yum! Brands                                           14,712                 563,028
                                                                     ---------------
Total                                                                      5,319,259
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Black & Decker                                         1,812                 126,206
Centex                                                 3,512                  88,713
DR Horton                                              8,020                 105,623
Fortune Brands                                         4,419                 319,759
Harman Intl Inds                                       1,750                 128,993
KB HOME                                                2,226                  48,082
Leggett & Platt                                        4,917                  85,752
Lennar Cl A                                            4,030                  72,097
Newell Rubbermaid                                      8,080                 209,110
Pulte Homes                                            6,150                  64,821
Snap-On                                                1,671                  80,609
Stanley Works                                          2,381                 115,431
Whirlpool                                              2,238                 182,688
                                                                     ---------------
Total                                                                      1,627,884
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.3%)
Clorox                                                 4,009                 261,267
Colgate-Palmolive                                     14,750               1,149,910
Kimberly-Clark                                        12,244                 848,999
Procter & Gamble                                      89,843               6,596,273
                                                                     ---------------
Total                                                                      8,856,449
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                   19,363(b)              414,175
Constellation Energy Group                             5,226                 535,821
Dynegy Cl A                                           14,343(b)              102,409
                                                                     ---------------
Total                                                                      1,052,405
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.6%)
3M                                                    20,636               1,740,028
General Electric                                     292,361              10,837,821
Textron                                                7,206                 513,788
Tyco Intl                                             14,312(c)              567,471
                                                                     ---------------
Total                                                                     13,659,108
------------------------------------------------------------------------------------

INSURANCE (4.2%)
ACE                                                    9,534(c)              589,011
AFLAC                                                 14,109                 883,647
Allstate                                              16,506                 862,108
Ambac Financial Group                                  2,940                  75,764
American Intl Group                                   73,375               4,277,762
Aon                                                    8,496                 405,174
Assurant                                               2,765                 184,979
Chubb                                                 11,102                 605,947
Cincinnati Financial                                   4,800                 189,792
Genworth Financial Cl A                               12,690                 322,961
Hartford Financial Services Group                      9,083                 791,947
Lincoln Natl                                           7,790                 453,534

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Loews                                                 12,714                $640,023
Marsh & McLennan Companies                            15,043                 398,188
MBIA                                                   3,631                  67,646
MetLife                                               21,423               1,320,084
Principal Financial Group                              7,568                 520,981
Progressive                                           20,192                 386,879
Prudential Financial                                  13,132               1,221,801
Safeco                                                 2,738                 152,452
Torchmark                                              2,665                 161,312
Travelers Companies                                   18,653               1,003,531
Unum Group                                            10,441                 248,391
XL Capital Cl A                                        5,160(c)              259,600
                                                                     ---------------
Total                                                                     16,023,514
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                             8,890(b)              823,570
Expedia                                                6,010(b)              190,036
IAC/InterActiveCorp                                    5,335(b)              143,618
                                                                     ---------------
Total                                                                      1,157,224
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies                                    4,810(b)              166,426
eBay                                                  32,888(b)            1,091,553
Google Cl A                                            6,700(b)            4,632,915
VeriSign                                               6,390(b)              240,328
Yahoo!                                                38,660(b)              899,232
                                                                     ---------------
Total                                                                      7,030,454
------------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                      2,910(b)              131,241
Automatic Data Processing                             15,222                 677,835
Cognizant Technology Solutions Cl A                    8,400(b)              285,096
Computer Sciences                                      5,034(b)              249,032
Convergys                                              3,767(b)               62,005
Electronic Data Systems                               14,810                 307,011
Fidelity Natl Information Services                     4,935                 205,247
Fiserv                                                 4,761(b)              264,188
Paychex                                                9,649                 349,487
Unisys                                                10,063(b)               47,598
Western Union                                         21,726                 527,507
                                                                     ---------------
Total                                                                      3,106,247
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                              2,547                  43,426
Eastman Kodak                                          8,333                 182,243
Hasbro                                                 4,255                 108,843
Mattel                                                10,609                 201,995
                                                                     ---------------
Total                                                                        536,507
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                       4,862(d)             $164,919
Millipore                                              1,580(b)              115,624
PerkinElmer                                            3,426                  89,145
Thermo Fisher Scientific                              12,209(b)              704,216
Waters                                                 2,906(b)              229,777
                                                                     ---------------
Total                                                                      1,303,681
------------------------------------------------------------------------------------

MACHINERY (1.9%)
Caterpillar                                           18,400               1,335,104
Cummins                                                2,956                 376,506
Danaher                                                7,326                 642,783
Deere & Co                                            12,842               1,195,847
Dover                                                  5,745                 264,787
Eaton                                                  4,242                 411,262
Illinois Tool Works                                   11,960                 640,338
Ingersoll-Rand Cl A                                    7,878(c)              366,091
ITT                                                    5,242                 346,182
Manitowoc                                              3,755                 183,357
PACCAR                                                10,653                 580,375
Pall                                                   3,547                 143,015
Parker Hannifin                                        4,865                 366,383
Terex                                                  2,970(b)              194,743
                                                                     ---------------
Total                                                                      7,046,773
------------------------------------------------------------------------------------

MEDIA (2.8%)
CBS Cl B                                              19,813                 539,904
Clear Channel Communications                          14,407                 497,330
Comcast Cl A                                          88,902(b)            1,623,351
DIRECTV Group                                         20,765(b)              480,087
EW Scripps Cl A                                        2,590                 116,576
Gannett                                                6,719                 262,041
Interpublic Group of Companies                        13,634(b)              110,572
McGraw-Hill Companies                                  9,522                 417,159
Meredith                                               1,097                  60,313
New York Times Cl A                                    4,160                  72,925
News Corp Cl A                                        66,920               1,371,191
Omnicom Group                                          9,460                 449,634
Time Warner                                          104,563               1,726,335
Viacom Cl B                                           18,983(b)              833,733
Walt Disney                                           55,069               1,777,626
Washington Post Cl B                                     170                 134,543
                                                                     ---------------
Total                                                                     10,473,320
------------------------------------------------------------------------------------

METALS & MINING (1.0%)
Alcoa                                                 24,533                 896,681
Allegheny Technologies                                 2,956                 255,398
Freeport-McMoRan Copper & Gold                        11,046               1,131,552
Newmont Mining                                        13,069                 638,159
Nucor                                                  8,326                 493,066
Titanium Metals                                        2,530                  66,919
United States Steel                                    3,413                 412,666
                                                                     ---------------
Total                                                                      3,894,441
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  253

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MULTILINE RETAIL (0.7%)
Big Lots                                               2,612(b)              $41,766
Dillard's Cl A                                         1,650                  30,987
Family Dollar Stores                                   4,062                  78,112
JC Penney                                              6,418                 282,328
Kohl's                                                 9,072(b)              415,497
Macy's                                                12,526                 324,048
Nordstrom                                              5,438                 199,738
Sears Holdings                                         2,110(b)              215,326
Target                                                24,035               1,201,749
                                                                     ---------------
Total                                                                      2,789,551
------------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Ameren                                                 6,020                 326,344
CenterPoint Energy                                     9,296                 159,240
CMS Energy                                             6,516                 113,248
Consolidated Edison                                    7,854(e)              383,668
Dominion Resources                                    16,922                 802,948
DTE Energy                                             4,735                 208,151
Integrys Energy Group                                  2,208                 114,132
NiSource                                               7,933                 149,854
PG&E                                                  10,241                 441,285
Public Service Enterprise Group                        7,358                 722,850
Sempra Energy                                          7,561                 467,875
TECO Energy                                            6,095                 104,895
Xcel Energy                                           12,147                 274,158
                                                                     ---------------
Total                                                                      4,268,648
------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                 26,740                 432,921
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.1%)
Anadarko Petroleum                                    13,494                 886,421
Apache                                                 9,584               1,030,663
Chesapeake Energy                                     13,140                 515,088
Chevron                                               61,084               5,700,969
ConocoPhillips                                        46,273               4,085,906
CONSOL Energy                                          5,245                 375,122
Devon Energy                                          12,876               1,144,805
El Paso                                               20,263                 349,334
EOG Resources                                          7,118                 635,282
Exxon Mobil                                          158,058              14,808,453
Hess                                                   8,042                 811,116
Marathon Oil                                          20,550               1,250,673
Murphy Oil                                             5,445                 461,954
Noble Energy                                           4,970                 395,214
Occidental Petroleum                                  23,972               1,845,604
Peabody Energy                                         7,665                 472,471
Range Resources                                        4,320                 221,875
Spectra Energy                                        18,296                 472,403
Sunoco                                                 3,406                 246,731
Tesoro                                                 3,965                 189,131
Valero Energy                                         15,920               1,114,878
Williams Companies                                    17,165                 614,164
XTO Energy                                            13,987                 718,372
                                                                     ---------------
Total                                                                     38,346,629
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                            12,386                $401,059
MeadWestvaco                                           5,343                 167,236
Weyerhaeuser                                           6,059                 446,790
                                                                     ---------------
Total                                                                      1,015,085
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                         12,416                 490,804
Estee Lauder Companies Cl A                            3,290                 143,477
                                                                     ---------------
Total                                                                        634,281
------------------------------------------------------------------------------------

PHARMACEUTICALS (6.2%)
Abbott Laboratories                                   44,704               2,510,130
Allergan                                               8,880                 570,451
Barr Pharmaceuticals                                   3,120(b)              165,672
Bristol-Myers Squibb                                  57,231               1,517,766
Eli Lilly & Co                                        28,548               1,524,178
Forest Laboratories                                    9,020(b)              328,779
Johnson & Johnson                                     82,785               5,521,759
King Pharmaceuticals                                   7,075(b)               72,448
Merck & Co                                            62,969               3,659,129
Mylan                                                  8,750                 123,025
Pfizer                                               197,578               4,490,948
Schering-Plough                                       46,855               1,248,217
Watson Pharmaceuticals                                 3,002(b)               81,474
Wyeth                                                 38,743               1,712,053
                                                                     ---------------
Total                                                                     23,526,029
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
Apartment Investment & Management Cl A                 2,770                  96,202
AvalonBay Communities                                  2,280                 214,639
Boston Properties                                      3,455                 317,204
Developers Diversified Realty                          3,555                 136,121
Equity Residential                                     7,839                 285,888
General Growth Properties                              7,055                 290,525
Host Hotels & Resorts                                 15,115                 257,560
Kimco Realty                                           7,310                 266,084
Plum Creek Timber                                      4,979                 229,233
ProLogis                                               7,445                 471,864
Public Storage                                         3,600                 264,276
Simon Property Group                                   6,449                 560,160
Vornado Realty Trust                                   3,880                 341,246
                                                                     ---------------
Total                                                                      3,731,002
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                            5,730(b)              123,482
------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe                           8,619                 717,359
CSX                                                   12,162                 534,885
Norfolk Southern                                      11,206                 565,231
Ryder System                                           1,677                  78,836
Union Pacific                                          7,602(e)              954,963
                                                                     ---------------
Total                                                                      2,851,274
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices                                17,460(b)             $130,950
Altera                                                 9,719                 187,771
Analog Devices                                         8,773                 278,104
Applied Materials                                     39,866                 708,020
Broadcom Cl A                                         13,606(b)              355,661
Intel                                                169,147               4,509,459
KLA-Tencor                                             5,273                 253,948
Linear Technology                                      6,468                 205,876
LSI                                                   20,419(b)              108,425
MEMC Electronic Materials                              6,630(b)              586,689
Microchip Technology                                   6,195                 194,647
Micron Technology                                     21,999(b)              159,493
Natl Semiconductor                                     6,798                 153,907
Novellus Systems                                       3,360(b)               92,635
NVIDIA                                                16,068(b)              546,633
Teradyne                                               5,024(b)               51,948
Texas Instruments                                     40,453               1,351,130
Xilinx                                                 8,501                 185,917
                                                                     ---------------
Total                                                                     10,061,213
------------------------------------------------------------------------------------

SOFTWARE (3.7%)
Adobe Systems                                         16,596(b)              709,147
Autodesk                                               6,682(b)              332,496
BMC Software                                           5,661(b)              201,758
CA                                                    11,332                 282,733
Citrix Systems                                         5,485(b)              208,485
Compuware                                              8,284(b)               73,562
Electronic Arts                                        9,114(b)              532,349
Intuit                                                 9,622(b)              304,151
Microsoft                                            232,754               8,286,043
Novell                                                10,124(b)               69,552
Oracle                                               114,080(b)            2,575,927
Symantec                                              25,089(b)              404,936
                                                                     ---------------
Total                                                                     13,981,139
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Abercrombie & Fitch Cl A                               2,495                 199,525
AutoNation                                             3,990(b)               62,483
AutoZone                                               1,276(b)              153,005
Bed Bath & Beyond                                      7,665(b)              225,274
Best Buy                                              10,153                 534,555
Circuit City Stores                                    4,874                  20,471
GameStop Cl A                                          4,600(b)              285,706
Gap                                                   13,470                 286,642
Home Depot                                            48,817               1,315,131
Limited Brands                                         8,993                 170,237
Lowe's Companies                                      42,310                 957,052
Office Depot                                           7,899(b)              109,875
OfficeMax                                              2,181                  45,059
RadioShack                                             3,788                  63,866
Sherwin-Williams                                       3,017                 175,107
Staples                                               20,452                 471,828
Tiffany & Co                                           3,925                 180,668
TJX Companies                                         12,638                 363,090
                                                                     ---------------
Total                                                                      5,619,574
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 254 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                 10,650(b)             $325,677
Jones Apparel Group                                    2,462                  39,367
Liz Claiborne                                          2,882                  58,649
Nike Cl B                                             11,112                 713,835
Polo Ralph Lauren                                      1,705                 105,352
VF                                                     2,548                 174,946
                                                                     ---------------
Total                                                                      1,417,826
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Countrywide Financial                                 16,746                 149,709
Fannie Mae                                            28,293               1,131,155
Freddie Mac                                           19,134                 651,895
Hudson City Bancorp                                   15,055                 226,126
MGIC Investment                                        2,363                  53,002
Sovereign Bancorp                                     10,431                 118,913
Washington Mutual                                     25,131                 342,033
                                                                     ---------------
Total                                                                      2,672,833
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TOBACCO (1.4%)
Altria Group                                          60,931              $4,605,165
Reynolds American                                      4,950                 326,502
UST                                                    4,535                 248,518
                                                                     ---------------
Total                                                                      5,180,185
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                            1,946                 170,314
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
American Tower Cl A                                   11,705(b)              498,633
Sprint Nextel                                         82,275               1,080,271
                                                                     ---------------
Total                                                                      1,578,904
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $283,198,272)                                                    $372,201,144
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.2%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   8,370,896(f)           $8,370,896
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,370,896)                                                        $8,370,896
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $291,569,168)(g)                                                 $380,572,040
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                NUMBER OF                                            UNREALIZED
                                                                CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION                                           LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                                110            $8,124,600      March 2008          $50,331

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 0.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Dec. 31, 2007, investments in securities included securities valued at $939,421 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(g) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $295,065,620 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $106,348,466
Unrealized depreciation                                                (20,842,046)
----------------------------------------------------------------------------------
Net unrealized appreciation                                            $85,506,420
----------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  255

PORTFOLIO OF INVESTMENTS

RiverSource VP - Select Value Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.7%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (0.5%)
Goodrich                                               1,800                $127,098
------------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
BorgWarner                                             2,500                 121,025
Magna Intl Cl A                                        1,900(c)              152,817
                                                                     ---------------
Total                                                                        273,842
------------------------------------------------------------------------------------

BEVERAGES (0.9%)
Molson Coors Brewing Cl B                              4,600                 237,452
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.8%)
Genzyme                                                3,000(b)              223,320
------------------------------------------------------------------------------------

CAPITAL MARKETS (2.0%)
Invesco                                                6,400                 200,832
Northern Trust                                         2,100                 160,818
Raymond James Financial                                4,800                 156,768
                                                                     ---------------
Total                                                                        518,418
------------------------------------------------------------------------------------

CHEMICALS (3.8%)
Celanese Series A                                      9,500                 402,040
Intl Flavors & Fragrances                              7,700                 370,601
NOVA Chemicals                                         4,100(c)              132,840
Terra Inds                                             2,200(b)              105,072
                                                                     ---------------
Total                                                                      1,010,553
------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.2%)
Comerica                                              11,100                 483,183
Signature Bank                                         3,200(b)              108,000
                                                                     ---------------
Total                                                                        591,183
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.3%)
HNI                                                    2,900                 101,674
RR Donnelley & Sons                                   13,300                 501,942
                                                                     ---------------
Total                                                                        603,616
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
Comtech Telecommunications                             2,400(b)              129,624
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
SanDisk                                                4,300(b)              142,631
Sun Microsystems                                       4,950(b)               89,744
Teradata                                               7,400(b)              202,834
                                                                     ---------------
Total                                                                        435,209
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.4%)
URS                                                    6,800(b)              369,444
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (3.6%)
AptarGroup                                            11,400                 466,374
Sonoco Products                                       14,700                 480,396
                                                                     ---------------
Total                                                                        946,770
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.7%)
Sotheby's                                              4,600                 175,260
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
NTELOS Holdings                                       14,300                $424,567
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (6.8%)
American Electric Power                                8,800                 409,728
Edison Intl                                            4,900                 261,513
FirstEnergy                                            2,500                 180,850
Idacorp                                               10,400                 366,288
Northeast Utilities                                    7,400                 231,694
Pinnacle West Capital                                  8,500                 360,485
                                                                     ---------------
Total                                                                      1,810,558
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.7%)
Cooper Inds Cl A                                       5,500                 290,840
GrafTech Intl                                          8,500(b)              150,875
                                                                     ---------------
Total                                                                        441,715
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Flextronics Intl                                      30,100(b,c)            363,006
Mettler Toledo Intl                                      500(b)               56,900
                                                                     ---------------
Total                                                                        419,906
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Noble                                                  4,400                 248,644
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.0%)
BJ's Wholesale Club                                   10,000(b)              338,300
Longs Drug Stores                                      4,800                 225,600
Ruddick                                                6,700                 232,289
                                                                     ---------------
Total                                                                        796,189
------------------------------------------------------------------------------------

FOOD PRODUCTS (2.3%)
HJ Heinz                                               2,500                 116,700
JM Smucker                                             2,600                 133,744
Sara Lee                                              23,200                 372,592
                                                                     ---------------
Total                                                                        623,036
------------------------------------------------------------------------------------

GAS UTILITIES (2.6%)
AGL Resources                                          5,400                 203,256
Energen                                                2,100                 134,883
Questar                                                6,700                 362,470
                                                                     ---------------
Total                                                                        700,609
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Beckman Coulter                                        5,100                 371,280
DENTSPLY Intl                                          6,600                 297,132
                                                                     ---------------
Total                                                                        668,412
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
CIGNA                                                  2,300                 123,579
Humana                                                 2,000(b)              150,620
                                                                     ---------------
Total                                                                        274,199
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.3%)
IMS Health                                            15,200                 350,208
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOTELS, RESTAURANTS & LEISURE (2.8%)
Darden Restaurants                                    15,900                $440,589
Jack in the Box                                       11,700(b)              301,509
                                                                     ---------------
Total                                                                        742,098
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.2%)
Snap-On                                                6,300                 303,912
Tupperware Brands                                      8,300                 274,149
                                                                     ---------------
Total                                                                        578,061
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
NRG Energy                                             4,900(b)              212,366
------------------------------------------------------------------------------------

INSURANCE (9.1%)
Alleghany                                                825(b)              331,650
Aon                                                    3,000                 143,070
Assurant                                               1,400                  93,660
Endurance Specialty Holdings                           3,000(c)              125,190
Genworth Financial Cl A                                9,900                 251,955
Lincoln Natl                                           6,200                 360,964
Safeco                                                 8,700                 484,415
Unum Group                                            13,400                 318,786
Zenith Natl Insurance                                  6,500                 290,745
                                                                     ---------------
Total                                                                      2,400,435
------------------------------------------------------------------------------------

IT SERVICES (2.6%)
CACI Intl Cl A                                         2,800(b)              125,356
Computer Sciences                                      7,400(b)              366,078
SAIC                                                   9,800(b)              197,176
                                                                     ---------------
Total                                                                        688,610
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Invitrogen                                             2,700(b)              252,207
------------------------------------------------------------------------------------

MACHINERY (4.5%)
CNH Global                                             5,700(c)              375,174
Eaton                                                  2,600                 252,070
Harsco                                                 6,100                 390,827
ITT                                                    2,500                 165,100
                                                                     ---------------
Total                                                                      1,183,171
------------------------------------------------------------------------------------

MEDIA (0.3%)
Shaw Communications Cl B                               3,400(c)               80,512
------------------------------------------------------------------------------------

METALS & MINING (0.1%)
Haynes Intl                                              300(b)               20,850
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Family Dollar Stores                                  12,900                 248,067
------------------------------------------------------------------------------------

MULTI-UTILITIES (3.3%)
NSTAR                                                  9,600                 347,712
SCANA                                                  8,600                 362,490
Xcel Energy                                            7,700                 173,789
                                                                     ---------------
Total                                                                        883,991
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 256 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Select Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

OIL, GAS & CONSUMABLE FUELS (4.0%)
CONSOL Energy                                          1,700                $121,584
Frontier Oil                                             600                  24,348
Noble Energy                                           4,700                 373,744
St. Mary Land & Exploration                            7,900                 305,019
Williams Companies                                     6,600                 236,148
                                                                     ---------------
Total                                                                      1,060,843
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (8.0%)
Annaly Capital Management                              5,200                  94,536
Apartment Investment & Management Cl A                 5,800                 201,434
DiamondRock Hospitality                               15,000                 224,700
Duke Realty                                           16,800                 438,144
Health Care REIT                                       8,700                 388,803
Mid-America Apartment Communities                      2,500                 106,875
Realty Income                                         15,600                 421,512
Simon Property Group                                   2,700                 234,522
                                                                     ---------------
Total                                                                      2,110,526
------------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Werner Enterprises                                    21,000                 357,630
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Microchip Technology                                   7,500                 235,650
NVIDIA                                                 3,200(b)              108,864
Semtech                                                5,500(b)               85,360
                                                                     ---------------
Total                                                                        429,874
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SOFTWARE (2.1%)
Cadence Design Systems                                21,300(b)             $362,313
Check Point Software Technologies                      9,100(b,c)            199,836
                                                                     ---------------
Total                                                                        562,149
------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
Advance Auto Parts                                     6,800                 258,332
Gap                                                   12,200                 259,616
                                                                     ---------------
Total                                                                        517,948
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.8%)
VF                                                     6,900                 473,754
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
First Niagara Financial Group                         15,300                 184,212
New York Community Bancorp                            16,800                 295,344
                                                                     ---------------
Total                                                                        479,556
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TOBACCO (1.3%)
Loews-Carolina Group                                   4,100(d)             $349,730
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
United Rentals                                         8,000(b)              146,880
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $26,001,820)                                                      $26,179,090
------------------------------------------------------------------------------------

MONEY MARKET FUND (0.8%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                     214,773(e)             $214,773
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $214,773)                                                            $214,773
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $26,216,593)(f)                                                   $26,393,863
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 5.4% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(f) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $26,264,700 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,955,897
Unrealized depreciation                                              (1,826,734)
-------------------------------------------------------------------------------
Net unrealized appreciation                                            $129,163
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  257

PORTFOLIO OF INVESTMENTS

RiverSource VP - Short Duration U.S. Government Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (90.7%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
FOREIGN AGENCIES (2.1%)
KfW
  05-19-09                           5.25%       $10,000,000(c)          $10,209,540
------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (26.3%)
Federal Farm Credit Bank
  10-10-08                           4.25          4,040,000               4,042,004
Federal Home Loan Bank
  01-18-08                           4.63          4,665,000               4,664,738
  02-08-08                           4.63          1,470,000               1,470,265
  02-13-08                           5.25          3,970,000               3,973,634
  11-21-08                           4.63          2,215,000               2,224,731
  12-29-08                           5.13          1,825,000               1,845,241
Federal Home Loan Mtge Corp
  06-15-08                           3.88            920,000                 918,243
  08-23-17                           5.50          1,750,000               1,877,703
Federal Natl Mtge Assn
  10-15-08                           4.50          1,545,000               1,549,939
  11-15-30                           6.63          1,450,000               1,789,332
U.S. Treasury
  02-15-08                           3.38         13,015,000              13,021,134
  08-15-08                           4.13         50,000,000              50,210,949
  09-30-09                           4.00          6,155,000               6,251,141
  11-30-09                           3.13         16,495,000              16,513,046
  11-30-12                           3.38          1,370,000               1,365,398
  11-15-17                           4.25          5,075,000               5,163,417
  02-15-26                           6.00            515,000                 609,471
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00          9,311,232(g)            9,618,083
                                                                     ---------------
Total                                                                    127,108,469
------------------------------------------------------------------------------------

ASSET-BACKED (2.8%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.14          1,525,000(d,e)          1,514,989
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.03          1,450,000(e)            1,339,664
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
  09-25-35                           5.02          1,254,537(e)            1,248,084
Franklin Auto Trust
 Series 2004-2 Cl A4 (MBIA)
  08-15-12                           3.93          3,600,664(m)            3,586,531
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           5.01          1,163,790(e)            1,149,607
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.05          2,200,000(e)            2,082,630
Small Business Administration Participation Ctfs
 Series 2001-20H Cl 1
  08-01-21                           6.34            265,818                 278,138

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ASSET-BACKED (CONT.)
Small Business Administration
 Series 2001-10B Cl 1
  09-10-11                           5.89%          $164,055                $167,236
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
  10-25-36                           4.98          2,400,000(e)            2,242,874
                                                                     ---------------
Total                                                                     13,609,753
------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.5%)(f)
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
  05-15-43                           4.39          2,913,330               2,883,367
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
  04-25-16                           5.65          3,109,982               3,189,681
Federal Natl Mtge Assn #360800
  01-01-09                           5.74            867,195                 875,226
Federal Natl Mtge Assn #381990
  10-01-09                           7.11            457,598                 467,113
                                                                     ---------------
Total                                                                      7,415,387
------------------------------------------------------------------------------------

MORTGAGE-BACKED (58.0%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69          1,140,810(j)            1,132,379
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.93          1,323,002(j)            1,332,977
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19          1,112,655(j)            1,120,100
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.03          1,797,999(j)            1,633,173
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           5.06          2,352,166(j)            2,196,793
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00          2,681,929               2,604,056
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
  06-25-47                           6.25            852,253(j)              855,986

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73%          $903,954(i)             $147,010
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50            726,850                 744,324
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00          2,268,240               2,161,637
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
  09-25-46                           5.05          2,849,641(e)            2,741,863
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
  09-25-37                           6.50          6,314,217               6,331,978
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50          2,944,008               2,840,048
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           5.22          3,569,279(e)            3,316,082
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.37          2,464,441(e)            1,900,301
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 17 Cl 4A1
  12-20-35                           5.62          2,078,978(j)            2,032,280
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00          1,592,555(d)            1,723,997
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50          2,899,219               2,913,602
Federal Home Loan Mtge Corp
  01-01-38                           6.00          6,800,000(b)            6,899,891
  01-01-38                           6.50          1,000,000(b)            1,027,812
Federal Home Loan Mtge Corp #1G2598
  01-01-37                           6.13          1,571,278(j)            1,604,819
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83          1,497,302(j)            1,521,606

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 258 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #1J0614
  09-01-37                           5.72%        $2,049,189(j)           $2,086,935
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.90          2,540,030(j)            2,576,193
Federal Home Loan Mtge Corp #1J1621
  05-01-37                           5.89          3,448,935(j)            3,505,807
Federal Home Loan Mtge Corp #A18107
  01-01-34                           5.50          2,008,641               2,006,851
Federal Home Loan Mtge Corp #B16408
  09-01-19                           5.50          1,081,142(k)            1,095,225
Federal Home Loan Mtge Corp #C73304
  11-01-32                           7.00            374,029                 391,835
Federal Home Loan Mtge Corp #D95319
  03-01-22                           6.00            126,512                 129,155
Federal Home Loan Mtge Corp #E00489
  06-01-12                           7.00              5,404                   5,603
Federal Home Loan Mtge Corp #E81240
  06-01-15                           7.50            885,148                 924,257
Federal Home Loan Mtge Corp #E92454
  11-01-17                           5.00            660,285                 661,900
Federal Home Loan Mtge Corp #E95188
  03-01-18                           6.00            398,335                 408,179
Federal Home Loan Mtge Corp #G10669
  03-01-12                           7.50            312,437                 325,286
Federal Home Loan Mtge Corp #G11243
  04-01-17                           6.50          1,058,729               1,098,473
Federal Home Loan Mtge Corp #G12100
  11-01-13                           5.00             76,806                  77,332
Federal Home Loan Mtge Corp #H01724
  09-01-37                           6.00          3,934,670               3,958,493
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                           9.58            881,511(i)               77,233
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64            700,381(i)              171,156
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          21.35            272,807(i)                4,812
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
  03-15-22                           8.38          2,341,658(i)              339,616
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          31.80            175,745(i)                2,786

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
  03-15-25                          12.92%          $884,434(i)              $34,628
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                           2.30          1,731,771(h,i)            170,160
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
  06-15-16                           7.00          1,033,600               1,074,372
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2843 Cl BA
  01-15-18                           5.00            941,165                 945,236
Federal Natl Mtge Assn
  01-01-23                           5.50          9,000,000(b)            9,115,307
  01-01-38                           5.00          2,500,000(b)            2,439,063
  01-01-38                           5.50          5,500,000(b)            5,493,125
  01-01-38                           6.00         26,500,000(b)           26,913,929
Federal Natl Mtge Assn #190353
  08-01-34                           5.00          2,516,881(k)            2,458,528
Federal Natl Mtge Assn #252211
  01-01-29                           6.00             99,467                 101,723
Federal Natl Mtge Assn #252409
  03-01-29                           6.50          1,126,804               1,168,183
Federal Natl Mtge Assn #254384
  06-01-17                           7.00            265,591                 276,684
Federal Natl Mtge Assn #254723
  05-01-23                           5.50          3,131,200               3,150,854
Federal Natl Mtge Assn #254748
  04-01-13                           5.50            704,125(k)              713,807
Federal Natl Mtge Assn #254757
  05-01-13                           5.00            731,872                 734,730
Federal Natl Mtge Assn #254774
  05-01-13                           5.50            593,049(k)              606,713
Federal Natl Mtge Assn #255488
  10-01-14                           5.50          1,009,187(k)            1,036,843
Federal Natl Mtge Assn #255501
  09-01-14                           6.00            813,695(k)              845,119
Federal Natl Mtge Assn #313470
  08-01-10                           7.50            161,020                 164,299
Federal Natl Mtge Assn #323133
  04-01-13                           5.50             33,278                  33,739
Federal Natl Mtge Assn #357324
  01-01-33                           5.00          3,233,452               3,162,995
Federal Natl Mtge Assn #357485
  02-01-34                           5.50          4,232,730               4,235,868
Federal Natl Mtge Assn #507182
  07-01-14                           6.00             72,128                  73,839
Federal Natl Mtge Assn #512232
  05-01-29                           7.00             31,334                  33,039
Federal Natl Mtge Assn #535168
  12-01-14                           5.50            116,290                 117,956

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545818
  07-01-17                           6.00%        $1,051,229              $1,078,857
Federal Natl Mtge Assn #545864
  08-01-17                           5.50          1,466,140               1,489,472
Federal Natl Mtge Assn #545910
  08-01-17                           6.00          1,271,111(k)            1,304,487
Federal Natl Mtge Assn #555063
  11-01-17                           5.50          1,735,422               1,762,764
Federal Natl Mtge Assn #555343
  08-01-17                           6.00            493,544                 505,943
Federal Natl Mtge Assn #555367
  03-01-33                           6.00          2,513,278               2,560,499
Federal Natl Mtge Assn #555375
  04-01-33                           6.00            119,870                 122,477
Federal Natl Mtge Assn #555740
  08-01-18                           4.50            156,018                 154,068
Federal Natl Mtge Assn #602630
  10-01-31                           7.00            180,106                 189,810
Federal Natl Mtge Assn #606789
  10-01-31                           7.00          1,633,057               1,721,041
Federal Natl Mtge Assn #626720
  01-01-17                           6.00            337,765                 346,187
Federal Natl Mtge Assn #630992
  09-01-31                           7.00            868,745(k)              924,872
Federal Natl Mtge Assn #630993
  09-01-31                           7.50            771,698(k)              825,658
Federal Natl Mtge Assn #633672
  06-01-17                           6.00            285,713                 293,581
Federal Natl Mtge Assn #636720
  05-01-17                           5.50             94,917                  96,353
Federal Natl Mtge Assn #638210
  05-01-32                           6.50             95,857                  99,887
Federal Natl Mtge Assn #648040
  06-01-32                           6.50            564,955                 584,055
Federal Natl Mtge Assn #648349
  06-01-17                           6.00            937,786                 962,409
Federal Natl Mtge Assn #648679
  07-01-32                           6.00          2,076,402               2,115,416
Federal Natl Mtge Assn #654413
  09-01-32                           7.00             44,153                  46,484
Federal Natl Mtge Assn #656562
  02-01-33                           7.00            257,019                 272,673
Federal Natl Mtge Assn #665752
  09-01-32                           6.50            518,586                 536,119
Federal Natl Mtge Assn #668412
  02-01-18                           5.50            503,205                 510,871
Federal Natl Mtge Assn #670387
  08-01-32                           7.00             14,941                  15,757
Federal Natl Mtge Assn #671054
  01-01-33                           7.00             22,808                  24,013
Federal Natl Mtge Assn #671174
  02-01-33                           4.67            509,479(j)              511,483
Federal Natl Mtge Assn #675692
  02-01-18                           6.00            424,589                 435,255
Federal Natl Mtge Assn #678940
  02-01-18                           5.50            769,698(k)              781,733


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  259

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #684588
  03-01-33                           6.50%          $207,559                $215,008
Federal Natl Mtge Assn #688181
  03-01-33                           6.00          1,203,499               1,226,111
Federal Natl Mtge Assn #695838
  04-01-18                           5.50            226,323(k)              229,841
Federal Natl Mtge Assn #701937
  04-01-33                           6.00            157,080                 159,828
Federal Natl Mtge Assn #704610
  06-01-33                           5.50          2,997,849               3,000,072
Federal Natl Mtge Assn #705655
  05-01-33                           5.00          1,400,229               1,368,309
Federal Natl Mtge Assn #720378
  06-01-18                           4.50          1,345,993               1,324,354
Federal Natl Mtge Assn #722325
  07-01-33                           4.97            663,815(j)              670,967
Federal Natl Mtge Assn #723448
  07-01-13                           5.00            666,641                 675,909
Federal Natl Mtge Assn #725232
  03-01-34                           5.00          3,297,738               3,222,563
Federal Natl Mtge Assn #725424
  04-01-34                           5.50          5,456,144(k)            5,460,190
Federal Natl Mtge Assn #725425
  04-01-34                           5.50          3,509,499               3,513,849
Federal Natl Mtge Assn #725431
  08-01-15                           5.50          1,664,061               1,687,125
Federal Natl Mtge Assn #725558
  06-01-34                           4.57          1,374,130(j)            1,356,971
Federal Natl Mtge Assn #725773
  09-01-34                           5.50          4,127,887               4,128,115
Federal Natl Mtge Assn #735212
  12-01-34                           5.00          3,816,020               3,727,547
Federal Natl Mtge Assn #735841
  11-01-19                           4.50          1,972,684               1,940,198
Federal Natl Mtge Assn #740843
  11-01-18                           5.00            109,157                 109,446
Federal Natl Mtge Assn #744010
  07-01-13                           5.00          1,018,067(k)            1,032,079
Federal Natl Mtge Assn #747536
  11-01-33                           5.00          1,863,026               1,820,556
Federal Natl Mtge Assn #754297
  12-01-33                           4.75            251,055(j)              249,775
Federal Natl Mtge Assn #755891
  03-01-13                           5.00            246,395(k)              249,376
Federal Natl Mtge Assn #791447
  10-01-34                           6.00            578,019(k)              587,762
Federal Natl Mtge Assn #797044
  07-01-34                           5.50          2,998,721               2,998,886
Federal Natl Mtge Assn #799769
  11-01-34                           5.04          1,012,555(j)            1,021,020
Federal Natl Mtge Assn #801344
  10-01-34                           5.07          1,142,877(j)            1,148,774
Federal Natl Mtge Assn #815264
  05-01-35                           5.22          1,566,766(j)            1,583,192
Federal Natl Mtge Assn #815463
  02-01-35                           5.50            522,701                 522,729

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #849082
  01-01-36                           5.82%        $1,138,020(j)           $1,157,700
Federal Natl Mtge Assn #849170
  01-01-36                           5.95          2,303,016(j)            2,346,997
Federal Natl Mtge Assn #865689
  02-01-36                           5.86          2,466,736(j)            2,516,096
Federal Natl Mtge Assn #866097
  02-01-36                           6.16          1,980,800(j)            2,032,677
Federal Natl Mtge Assn #878661
  02-01-36                           5.50          4,086,049               4,061,451
Federal Natl Mtge Assn #881629
  02-01-36                           5.50          3,145,466               3,126,530
Federal Natl Mtge Assn #885827
  06-01-36                           6.50          2,194,511               2,269,087
Federal Natl Mtge Assn #885871
  06-01-36                           7.00          1,593,935               1,663,060
Federal Natl Mtge Assn #887096
  07-01-36                           5.81          2,270,565(j)            2,289,455
Federal Natl Mtge Assn #888414
  11-01-35                           5.00            913,242                 891,573
Federal Natl Mtge Assn #902818
  11-01-36                           5.93          1,350,941(j)            1,389,119
Federal Natl Mtge Assn #928771
  10-01-37                           8.00          4,461,464(b)            4,707,943
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          21.22             10,933(i)                    2
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
  03-25-23                          10.20            608,334(i)              113,394
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          12.91          2,330,872(i)              498,455
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85            491,004(i)               84,754
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
  11-25-13                          20.00            656,226(i)               17,748
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           6.11            395,330(i)               55,854

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59%        $1,822,575(i)             $448,240
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
  05-25-37                           5.66          3,476,330(i)              854,960
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47          3,955,355(h,i)            383,353
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00            331,317                 351,544
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
  07-25-23                           5.50            856,646                 856,005
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
  06-25-33                           8.00             14,926(j)               15,044
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
  04-25-34                           5.50          1,792,314               1,819,299
Govt Natl Mtge Assn #3501
  01-20-34                           6.00          6,192,449               6,325,015
Govt Natl Mtge Assn #498182
  05-15-16                           6.00            722,267                 739,770
Govt Natl Mtge Assn #605970
  03-15-33                           6.00            270,752                 277,539
Govt Natl Mtge Assn #615738
  03-15-18                           7.00            836,605                 869,199
Govt Natl Mtge Assn #615740
  08-15-13                           6.00          1,502,232               1,539,697
Govt Natl Mtge Assn #780758
  04-15-13                           7.00            129,552                 135,058
Govt Natl Mtge Assn #781507
  09-15-14                           6.00            671,915                 688,856
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-17 Cl B
  10-16-27                           5.00            125,000                 125,677
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-19 Cl DJ
  03-20-34                           4.50            986,774                 982,481
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
  01-16-30                           5.08          4,270,177               4,298,437

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 260 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 3A
  06-19-34                           5.84%          $118,202(j)             $116,422
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
  10-19-35                           6.79          1,406,196(j)            1,456,676
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.18            750,179(j)              662,006
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
  07-25-36                           6.08          2,285,893(j)            2,312,211
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25            104,672(d)              103,628
Lehman XS Trust
 Series 2006-16N Cl A1B
  11-25-46                           4.99          1,733,823(e)            1,655,703
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
  02-25-37                           5.04          3,354,141(e)            3,153,555
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
  02-25-34                           5.02          1,147,977(j)            1,143,488
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00          2,462,684               2,445,371
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
  07-25-35                           5.51          2,595,913(j)            2,547,021

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
MORTGAGE-BACKED (CONT.)
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.93%        $1,652,802(j)           $1,624,617
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
  02-25-46                           5.79          1,171,350(j)            1,139,606
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00          4,088,530               3,929,977
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                           5.50          2,953,497               2,860,527
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50          1,488,226               1,477,530
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11          1,727,667(j)            1,696,382
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
  08-25-37                           6.00          2,443,866               2,456,770
                                                                     ---------------
Total                                                                    279,946,915
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $436,806,797)                                                    $438,290,064
------------------------------------------------------------------------------------

MONEY MARKET FUND (0.5%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   2,613,478(l)           $2,613,478
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,613,478)                                                        $2,613,478
------------------------------------------------------------------------------------

SHORT-TERM SECURITIES (20.5%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)

U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
  01-02-08                           4.29%       $25,000,000             $24,994,125
  01-03-08                           4.31         14,300,000              14,294,935
  01-07-08                           3.55         10,500,000              10,492,854
  03-07-08                           3.57          4,250,000               4,243,502
Federal Home Loan Mtge Corp Disc Nts
  01-30-08                           4.43         15,000,000              14,945,625
Federal Natl Mtge Assn Disc Nts
  01-16-08                           4.25         30,000,000              29,944,266
                                                                     ---------------
Total                                                                     98,915,307
------------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $98,932,749)                                                      $98,915,307
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $538,353,024)(n)                                                 $539,818,849
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                NUMBER OF                                            UNREALIZED
                                                                CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION                                           LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                                              17            $1,978,375      March 2008         $(30,645)
U.S. Treasury Note, 2-year                                          320            67,280,000      March 2008         (155,745)
U.S. Treasury Note, 5-year                                         (333)          (36,723,656)     March 2008           (1,178)
U.S. Treasury Note, 10-year                                        (318)          (36,058,220)     March 2008           71,430
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                $(116,138)
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $56,633,193.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 2.1% of net assets.

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  261

RiverSource VP - Short Duration U.S. Government Fund

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $3,342,614 or 0.7% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Dec. 31, 2007. At Dec. 31, 2007, the value of inverse floaters represented 0.1% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2007.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(k) At Dec. 31, 2007, investments in securities included securities valued at $1,893,828 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(m) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

MBIA - MBIA Insurance Corporation

(n) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $540,904,553 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $1,693,276
Unrealized depreciation                                               (2,778,980)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(1,085,704)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 262 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

RiverSource VP - Small Cap Advantage Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (99.0%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (1.9%)
Curtiss-Wright                                        13,300                $667,660
HEICO                                                  9,000                 490,320
Hexcel                                                14,000(b)              339,920
Orbital Sciences                                      25,000(b)              613,000
Teledyne Technologies                                 11,300(b)              602,629
TransDigm Group                                        8,000(b)              361,360
                                                                     ---------------
Total                                                                      3,074,889
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
Dynamex                                                6,000(b)              162,360
Hub Group Cl A                                        10,159(b)              270,026
                                                                     ---------------
Total                                                                        432,386
------------------------------------------------------------------------------------

AIRLINES (0.7%)
AirTran Holdings                                      26,000(b)              186,160
Allegiant Travel                                       7,000(b)              224,980
JetBlue Airways                                       26,000(b)              153,400
Pinnacle Airlines                                     17,000(b)              259,250
SkyWest                                               11,400                 306,090
                                                                     ---------------
Total                                                                      1,129,880
------------------------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
Aftermarket Technology                                27,200(b)              741,472
Cooper Tire & Rubber                                  16,000                 265,280
Lear                                                  11,000(b)              304,260
Raser Technologies                                    20,000(b)              297,000
                                                                     ---------------
Total                                                                      1,608,012
------------------------------------------------------------------------------------

BEVERAGES (0.3%)
Central European Distribution                          4,000(b)              232,320
Coca-Cola Bottling Company Consolidated                4,000                 235,520
                                                                     ---------------
Total                                                                        467,840
------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.2%)
Affymax                                               11,000(b)              245,960
Alexion Pharmaceuticals                                4,000(b)              300,120
Alkermes                                              16,000(b)              249,440
Alnylam Pharmaceuticals                                4,500(b)              130,860
Applera-Celera Group                                  10,800(b,d)            171,396
ArQule                                                26,000(b)              150,800
BioMarin Pharmaceutical                               11,244(b)              398,038
Cepheid                                                7,000(b)              184,450
Cubist Pharmaceuticals                                12,000(b)              246,120
CV Therapeutics                                       27,000(b)              244,350
Enzon Pharmaceuticals                                 40,000(b)              381,200
Human Genome Sciences                                 24,200(b)              252,648
Medarex                                               11,966(b)              124,686
Myriad Genetics                                        4,200(b)              194,964
NPS Pharmaceuticals                                   59,000(b)              225,970
Onyx Pharmaceuticals                                   8,000(b)              444,959
OSI Pharmaceuticals                                    7,000(b)              339,570

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
BIOTECHNOLOGY (CONT.)
Regeneron Pharmaceuticals                             13,200(b)             $318,780
Rigel Pharmaceuticals                                 11,000(b)              279,290
United Therapeutics                                    3,500(b)              341,775
                                                                     ---------------
Total                                                                      5,225,376
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Apogee Enterprises                                    18,000                 307,980
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Apollo Investment                                     15,000                 255,750
Calamos Asset Management Cl A                         18,000                 536,040
Cohen & Steers                                        14,000                 419,580
GFI Group                                              5,600(b)              536,032
optionsXpress Holdings                                 8,000                 270,560
Waddell & Reed Financial Cl A                         16,000                 577,440
                                                                     ---------------
Total                                                                      2,595,402
------------------------------------------------------------------------------------

CHEMICALS (3.4%)
Arch Chemicals                                         6,000                 220,500
Calgon Carbon                                         23,000(b)              365,470
CF Inds Holdings                                       9,600               1,056,576
HB Fuller                                             11,100                 249,195
Hercules                                              19,000                 367,650
Koppers Holdings                                       9,500                 410,780
LSB Inds                                              19,000(b)              536,180
Olin                                                  15,600                 301,548
OM Group                                               7,400(b)              425,796
Rockwood Holdings                                     15,600(b)              518,232
Terra Inds                                            14,700(b)              702,072
WR Grace & Co                                         12,000(b)              314,160
                                                                     ---------------
Total                                                                      5,468,159
------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.1%)
Bank of the Ozarks                                     6,000                 157,200
Cathay General Bancorp                                19,000                 503,310
City Holding                                           7,700                 260,568
East West Bancorp                                     20,000                 484,600
F.N.B.                                                31,000                 455,700
First Midwest Bancorp                                  3,000                  91,800
First State Bancorporation                            29,000                 403,100
FirstMerit                                             8,000                 160,080
Frontier Financial                                    18,600                 345,402
Green Bankshares                                       8,000                 153,600
Hanmi Financial                                       31,000                 267,220
Independent Bank                                       7,000                 190,540
Intl Bancshares                                       23,000                 481,620
Natl Penn Bancshares                                  13,000                 196,820
Pacific Capital Bancorp                                9,256                 186,323
Preferred Bank                                        15,850                 412,417
S&T Bancorp                                           11,000                 304,040

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL BANKS (CONT.)
Signature Bank                                        13,000(b)             $438,750
South Financial Group                                 24,000                 375,120
SVB Financial Group                                   11,400(b)              574,560
Texas Capital Bancshares                              27,000(b)              492,750
Trustmark                                             10,000                 253,600
UCBH Holdings                                         25,000                 354,000
UMB Financial                                          8,000                 306,880
United Community Banks                                10,000                 158,000
Westamerica Bancorporation                             5,000                 222,750
                                                                     ---------------
Total                                                                      8,230,750
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.0%)
Bowne & Co                                            20,500                 360,800
CBIZ                                                  52,400(b)              514,044
Comfort Systems USA                                   33,000                 421,740
Deluxe                                                18,000                 592,020
Exponent                                              12,000(b)              324,480
FTI Consulting                                         8,000(b)              493,120
GeoEye                                                 8,000(b)              269,200
Heidrick & Struggles Intl                              9,600                 356,256
IHS Cl A                                               9,100(b)              551,096
Interface Cl A                                        27,000                 440,640
Layne Christensen                                      4,000(b)              196,840
Standard Parking                                       9,000(b)              436,410
United Stationers                                      8,000(b)              369,680
Viad                                                  10,000                 315,800
Waste Connections                                      7,400(b)              228,660
Watson Wyatt Worldwide Cl A                           11,500                 533,715
                                                                     ---------------
Total                                                                      6,404,501
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
3Com                                                  54,000(b)              244,080
ARRIS Group                                           37,000(b)              369,260
Avocent                                                9,000(b)              209,790
Comtech Telecommunications                            10,000(b)              540,100
Digi Intl                                             12,782(b)              181,377
Dycom Inds                                            13,300(b)              354,445
Extreme Networks                                      74,000(b)              261,960
Foundry Networks                                      34,100(b)              597,432
Harmonic                                              16,000(b)              167,680
Network Equipment Technologies                        28,000(b)              235,760
Plantronics                                            6,000                 156,000
Polycom                                               11,200(b)              311,136
Sonus Networks                                        36,900(b)              215,127
Tekelec                                               20,000(b)              250,000
                                                                     ---------------
Total                                                                      4,094,147
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  263

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMPUTERS & PERIPHERALS (1.2%)
Cray                                                  20,000(b)             $119,800
Electronics for Imaging                                6,949(b)              156,214
Emulex                                                23,800(b)              388,416
Hutchinson Technology                                 10,000(b)              263,200
Novatel Wireless                                      16,000(b)              259,200
Quantum                                              110,000(b)              295,900
Rackable Systems                                      14,000(b)              140,000
Synaptics                                              5,500(b)              226,380
                                                                     ---------------
Total                                                                      1,849,110
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
EMCOR Group                                           23,500(b)              555,305
Furmanite                                             21,000(b)              247,800
Michael Baker                                          6,000(b)              246,600
Perini                                                 8,000(b)              331,360
                                                                     ---------------
Total                                                                      1,381,065
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Texas Inds                                             4,700                 329,470
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Advanta Cl B                                          25,000                 201,750
Cash America Intl                                     14,189                 458,305
                                                                     ---------------
Total                                                                        660,055
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
AptarGroup                                            16,800                 687,288
------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
LKQ                                                    8,400(b)              176,568
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.5%)
Capella Education                                      4,200(b)              274,932
DeVry                                                 17,000                 883,320
INVESTools                                            30,000(b)              532,200
Stewart Enterprises Cl A                              37,000                 329,300
Strayer Education                                      2,000                 341,160
                                                                     ---------------
Total                                                                      2,360,912
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Financial Federal                                     11,000                 245,190
Interactive Brokers Group Cl A                        16,000(b)              517,120
iShares Russell 2000 Index Fund                        2,000                 151,840
                                                                     ---------------
Total                                                                        914,150
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
Alaska Communications Systems Group                   21,100                 316,500
Atlantic Tele-Network                                  9,600                 324,288
Cbeyond                                                5,100(b)              198,849
Cincinnati Bell                                       86,700(b)              411,825
Cogent Communications Group                            9,000(b)              213,390
NTELOS Holdings                                       14,000                 415,660
PAETEC Holding                                        36,000(b)              351,000
Premiere Global Services                              20,000(b)              297,000
Time Warner Telecom Cl A                              14,300(b)              290,147
                                                                     ---------------
Total                                                                      2,818,659
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ELECTRIC UTILITIES (1.3%)
DPL                                                    5,000                $148,250
El Paso Electric                                      16,200(b)              414,234
ITC Holdings                                           7,000                 394,940
Otter Tail                                             5,000                 173,000
Portland General Electric                             11,000                 305,580
Unisource Energy                                      13,000                 410,150
Westar Energy                                         10,400                 269,776
                                                                     ---------------
Total                                                                      2,115,930
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.6%)
Acuity Brands                                         11,600                 522,000
AZZ                                                   12,000(b)              340,200
Belden                                                 8,700                 387,150
EnerSys                                                8,000(b)              199,680
Evergreen Solar                                       35,000(b)              604,450
GrafTech Intl                                         21,000(b)              372,750
II-VI                                                 10,000(b)              305,500
LSI Inds                                              13,000                 236,600
Power-One                                             36,197(b)              144,426
Superior Essex                                        10,000(b)              240,000
Woodward Governor                                     11,318                 769,058
                                                                     ---------------
Total                                                                      4,121,814
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Benchmark Electronics                                 14,000(b)              248,220
Checkpoint Systems                                    19,000(b)              493,620
FLIR Systems                                          25,400(b)              795,020
KEMET                                                 55,000(b)              364,650
LoJack                                                17,000(b)              285,770
Mercury Computer Systems                               8,902(b)              143,411
Methode Electronics                                   19,500                 320,580
Plexus                                                 6,824(b)              179,198
SMART Modular Technologies WWH                        20,000(b)              203,600
Technitrol                                            12,000                 342,960
                                                                     ---------------
Total                                                                      3,377,029
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.2%)
Atwood Oceanics                                        5,000(b)              501,200
Dawson Geophysical                                     6,000(b)              428,760
Dril-Quip                                              6,000(b)              333,960
Exterran Holdings                                      7,800(b)              638,040
Global Inds                                            7,000(b)              149,940
Grey Wolf                                             67,500(b)              359,775
GulfMark Offshore                                      7,000(b)              327,530
Hercules Offshore                                      7,000(b)              166,460
Hornbeck Offshore Services                             4,000(b)              179,800
ION Geophysical                                       18,000(b)              284,040
NATCO Group Cl A                                       6,000(b)              324,900
Natural Gas Services Group                             9,000(b)              176,490
Oil States Intl                                       11,400(b)              388,968
Parker Drilling                                       25,714(b)              194,141
T-3 Energy Services                                    3,000(b)              141,030

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
W-H Energy Services                                    3,000(b)             $168,630
Willbros Group                                        11,000(b,c)            421,190
                                                                     ---------------
Total                                                                      5,184,854
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Casey's General Stores                                15,000                 444,150
Great Atlantic & Pacific Tea                          11,000(b)              344,630
Longs Drug Stores                                      4,800                 225,600
Performance Food Group                                 6,000(b)              161,220
Ruddick                                                5,000                 173,350
Winn-Dixie Stores                                     10,000(b)              168,700
                                                                     ---------------
Total                                                                      1,517,650
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Cal-Maine Foods                                        9,000                 238,770
Chiquita Brands Intl                                   8,000(b)              147,120
Darling Intl                                          58,000(b)              670,480
Flowers Foods                                         13,000                 304,330
Fresh Del Monte Produce                                8,000(b,c)            268,640
Pilgrim's Pride                                        6,000                 173,700
Ralcorp Holdings                                       4,200(b)              255,318
                                                                     ---------------
Total                                                                      2,058,358
------------------------------------------------------------------------------------

GAS UTILITIES (1.2%)
Laclede Group                                          5,000                 171,200
Nicor                                                  4,413                 186,891
Northwest Natural Gas                                 10,000                 486,600
Piedmont Natural Gas                                  12,000                 313,920
South Jersey Inds                                      9,000                 324,810
Southwest Gas                                          5,400                 160,758
WGL Holdings                                           7,000                 229,320
                                                                     ---------------
Total                                                                      1,873,499
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
ArthroCare                                             6,000(b)              288,300
Greatbatch                                            12,000(b)              239,880
Hologic                                               11,286(b)              774,671
Immucor                                               11,000(b)              373,890
Inverness Medical Innovations                          7,100(b)              398,878
Masimo                                                 6,000(b)              236,700
NuVasive                                               6,000(b)              237,120
Regeneration Technologies                             25,000(b)              217,000
SonoSite                                               7,000(b)              235,690
Synovis Life Technologies                              8,000(b)              156,400
Wright Medical Group                                   7,000(b)              204,190
ZOLL Medical                                           8,000(b)              213,760
                                                                     ---------------
Total                                                                      3,576,479
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.7%)
Air Methods                                            7,000(b)              347,690
Alliance Imaging                                      26,900(b)              258,778
Amedisys                                               9,000(b)              436,680
AMERIGROUP                                            13,000(b)              473,850
Emergency Medical Services Cl A                        6,200(b)              181,536
Gentiva Health Services                               10,400(b)              198,016
HealthSouth                                           14,000(b)              294,000

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 264 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
HealthSpring                                          14,000(b)             $266,700
Healthways                                             4,000(b)              233,760
HMS Holdings                                          12,000(b)              398,520
Kindred Healthcare                                     9,000(b)              224,820
Magellan Health Services                              12,500(b)              582,875
Molina Healthcare                                      5,000(b)              193,500
NightHawk Radiology Holdings                           7,700(b)              162,085
Owens & Minor                                          7,000                 297,010
PSS World Medical                                     14,000(b)              273,980
Psychiatric Solutions                                  4,600(b)              149,500
RehabCare Group                                        9,000(b)              203,040
Sun Healthcare Group                                  18,000(b)              309,060
Sunrise Senior Living                                  4,900(b)              150,332
Universal American Financial                          15,226(b)              389,633
                                                                     ---------------
Total                                                                      6,025,365
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.8%)
Eclipsys                                              12,000(b)              303,720
Omnicell                                              14,000(b)              377,020
Phase Forward                                         12,000(b)              261,000
TriZetto Group                                        16,000(b)              277,920
                                                                     ---------------
Total                                                                      1,219,660
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
Bally Technologies                                    11,900(b)              591,668
Bob Evans Farms                                        9,000                 242,370
Chipotle Mexican Grill Cl B                            4,900(b)              602,945
Jack in the Box                                       10,846(b)              279,501
Monarch Casino & Resort                               13,000(b)              313,040
SONIC                                                 14,000(b)              306,600
Vail Resorts                                           5,300(b)              285,193
WMS Inds                                              16,500(b)              604,560
                                                                     ---------------
Total                                                                      3,225,877
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
American Greetings Cl A                               20,200                 410,060
Champion Enterprises                                  38,600(b)              363,612
Helen of Troy                                         15,000(b,c)            257,100
Tempur-Pedic Intl                                     17,100                 444,087
Tupperware Brands                                     10,000                 330,300
                                                                     ---------------
Total                                                                      1,805,159
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.1%)
WD-40                                                  4,000                 151,880
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                          18,000                 314,100
------------------------------------------------------------------------------------

INSURANCE (5.8%)
American Physicians Capital                            9,199                 381,391
Amerisafe                                             39,800(b)              617,298
AmTrust Financial Services                            30,400                 418,608
Argo Group Intl Holdings                               8,252(b,c)            347,657
Aspen Insurance Holdings                              25,800(c)              744,071
Assured Guaranty                                      12,100(c)              321,134

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Delphi Financial Group Cl A                           10,225                $360,738
Employers Holdings                                    14,000                 233,940
Erie Indemnity Cl A                                    6,000                 311,340
First Mercury Financial                               13,000(b)              317,200
Horace Mann Educators                                 14,378                 272,319
Max Capital Group                                     19,000(c)              531,810
Natl Financial Partners                                6,000                 273,660
Navigators Group                                       3,400(b)              221,000
Odyssey Re Holdings                                   12,000                 440,520
Phoenix Companies                                     40,700                 483,109
Platinum Underwriters Holdings                        19,000(c)              675,640
ProAssurance                                           6,500(b)              356,980
RLI                                                    7,500                 425,925
SeaBright Insurance Holdings                          33,192(b)              500,535
Selective Insurance Group                             21,300                 489,687
United America Indemnity Series A                     23,000(b,c)            458,160
                                                                     ---------------
Total                                                                      9,182,722
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.8%)
1-800-FLOWERS.com Cl A                                35,000(b)              305,550
Blue Nile                                              5,000(b)              340,300
Gaiam Cl A                                            20,000(b)              593,600
NetFlix                                               15,000(b)              399,300
Overstock.com                                          8,000(b)              124,240
Priceline.com                                          6,000(b)              689,160
Systemax                                              18,000                 365,760
                                                                     ---------------
Total                                                                      2,817,910
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.4%)
Ariba                                                 25,000(b)              278,750
Chordiant Software                                    20,000(b)              171,000
Digital River                                          6,000(b)              198,420
EarthLink                                             23,000(b)              162,610
Equinix                                                4,000(b)              404,280
Greenfield Online                                     36,000(b)              525,960
LoopNet                                               24,000(b)              337,200
NIC                                                   34,000                 286,960
RealNetworks                                          44,000(b)              267,960
S1                                                    30,000(b)              219,000
SonicWALL                                             30,000(b)              321,600
United Online                                         20,000                 236,400
ValueClick                                            18,000(b)              394,200
                                                                     ---------------
Total                                                                      3,804,340
------------------------------------------------------------------------------------

IT SERVICES (1.9%)
Ciber                                                 63,000(b)              384,930
CSG Systems Intl                                      23,000(b)              338,560
Gartner                                               22,100(b)              388,076
ManTech Intl Cl A                                      8,000(b)              350,560
MPS Group                                             30,500(b)              333,670
SAIC                                                  33,000(b)              663,960
Syntel                                                 8,000                 308,160
Wright Express                                        10,000(b)              354,900
                                                                     ---------------
Total                                                                      3,122,816
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Callaway Golf                                         22,000                $383,460
JAKKS Pacific                                         23,000(b)              543,030
Polaris Inds                                           9,000                 429,930
                                                                     ---------------
Total                                                                      1,356,420
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.7%)
Bio-Rad Laboratories Cl A                              4,500(b)              466,290
Dionex                                                 4,000(b)              331,440
Exelixis                                              45,600(b)              393,528
Illumina                                               8,000(b)              474,080
PAREXEL Intl                                           5,000(b)              241,500
PharmaNet Development Group                            4,000(b)              156,840
Varian                                                 7,900(b)              515,870
Ventana Medical Systems                                2,000(b)              174,460
                                                                     ---------------
Total                                                                      2,754,008
------------------------------------------------------------------------------------

MACHINERY (2.5%)
Actuant Cl A                                          15,200                 516,952
Barnes Group                                          17,300                 577,647
EnPro Inds                                            11,000(b)              337,150
Graham                                                 4,000                 209,600
LB Foster Cl A                                         8,000(b)              413,840
Mueller Inds                                          11,000                 318,890
Robbins & Myers                                        7,000                 529,410
Tennant                                                7,000                 310,030
Valmont Inds                                           5,800                 516,896
Wabtec                                                 6,200                 213,528
                                                                     ---------------
Total                                                                      3,943,943
------------------------------------------------------------------------------------

MARINE (0.3%)
Eagle Bulk Shipping                                    6,000                 159,300
Horizon Lines Cl A                                    15,000                 279,600
TBS Intl Series A                                      2,000(b,c)             66,120
                                                                     ---------------
Total                                                                        505,020
------------------------------------------------------------------------------------

MEDIA (2.0%)
Cumulus Media Cl A                                    37,700(b)              303,108
Entravision Communications Cl A                       41,000(b)              321,030
Gemstar-TV Guide Intl                                115,000(b)              547,400
Global Sources                                        18,100(b,c)            510,782
Interactive Data                                      21,200                 699,812
Morningstar                                            6,000(b)              466,500
Valassis Communications                               31,000(b)              362,390
                                                                     ---------------
Total                                                                      3,211,022
------------------------------------------------------------------------------------

METALS & MINING (0.9%)
AMCOL Intl                                            10,000                 360,300
Century Aluminum                                       6,000(b)              323,640
Hecla Mining                                          25,000(b)              233,750
Quanex                                                 6,000                 311,400
Worthington Inds                                      16,000                 286,080
                                                                     ---------------
Total                                                                      1,515,170
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Retail Ventures                                       52,000(b)              264,680
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  265

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MULTI-UTILITIES (0.2%)
Black Hills                                            5,100                $224,910
PNM Resources                                          6,000                 128,700
                                                                     ---------------
Total                                                                        353,610
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.3%)
Alon USA Energy                                        7,000                 190,260
Alpha Natural Resources                               13,000(b)              422,240
Arena Resources                                        9,400(b)              392,074
Arlington Tankers                                     11,000(c)              243,430
Atlas America                                          6,948                 411,183
ATP Oil & Gas                                          4,000(b)              202,160
Berry Petroleum Cl A                                   9,000                 400,050
Bois d'Arc Energy                                     16,000(b)              317,600
Carrizo Oil & Gas                                      7,000(b)              383,250
Contango Oil & Gas                                     3,000(b)              152,670
Gulfport Energy                                        9,000(b)              164,340
Harvest Natural Resources                             13,000(b)              162,500
Mariner Energy                                        14,800(b)              338,624
Penn Virginia                                         10,000                 436,300
Petrohawk Energy                                      31,100(b)              538,341
PetroQuest Energy                                     14,000(b)              200,200
Stone Energy                                           7,000(b)              328,370
USEC                                                   4,400(b)               39,600
                                                                     ---------------
Total                                                                      5,323,192
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                  30,160(b)              377,000
Mercer Intl                                           33,000(b)              258,390
                                                                     ---------------
Total                                                                        635,390
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Inter Parfums                                          9,000                 161,730
------------------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Alpharma Cl A                                         12,000(b)              241,800
Auxilium Pharmaceuticals                               6,000(b)              179,940
Inspire Pharmaceuticals                               42,958(b)              256,889
KV Pharmaceutical Cl A                                12,000(b)              342,480
Medicis Pharmaceutical Cl A                           13,900                 360,983
Obagi Medical Products                                10,000(b)              182,900
Pain Therapeutics                                     30,700(b)              325,420
Par Pharmaceutical Companies                          12,000(b)              288,000
Perrigo                                                8,900                 311,589
Sciele Pharma                                         17,300(b)              353,785
Valeant Pharmaceuticals Intl                          14,000(b)              167,580
ViroPharma                                            12,000(b)               95,280
XenoPort                                               3,000(b)              167,640
                                                                     ---------------
Total                                                                      3,274,286
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.1%)
Acadia Realty Trust                                   14,000                 358,540
Agree Realty                                          10,000                 301,000
Alexandria Real Estate Equities                        4,000                 406,680
Arbor Realty Trust                                    19,800                 318,978

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
DiamondRock Hospitality                               21,000                $314,580
Digital Realty Trust                                  13,000                 498,810
EastGroup Properties                                   7,000                 292,950
Equity Lifestyle Properties                           10,000                 456,700
Extra Space Storage                                   29,000                 414,410
Gramercy Capital                                      16,000                 388,960
Investors Real Estate Trust                           29,000                 260,130
Mid-America Apartment Communities                      8,000                 342,000
Nationwide Health Properties                          19,300                 605,441
Natl Retail Properties                                15,000                 350,700
Pennsylvania Real Estate Investment Trust             12,500                 371,000
Post Properties                                        9,000                 316,080
Potlatch                                              13,000                 577,720
Ramco-Gershenson Properties Trust                     15,000                 320,550
Strategic Hotels & Resorts                            24,000                 401,520
Sunstone Hotel Investors                              28,700                 524,923
Tanger Factory Outlet Centers                         12,000                 452,520
                                                                     ---------------
Total                                                                      8,274,192
------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Werner Enterprises                                     9,000                 153,270
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
Advanced Analogic Technologies                        14,000(b)              157,920
Advanced Energy Inds                                  17,500(b)              228,900
ANADIGICS                                             19,000(b)              219,830
Applied Micro Circuits                                25,000(b)              218,500
Atheros Communications                                14,393(b)              439,562
Atmel                                                 67,200(b)              290,304
Brooks Automation                                     11,000(b)              145,310
Cirrus Logic                                          53,200(b)              280,896
Cymer                                                  2,900(b)              112,897
DSP Group                                             12,000(b)              146,400
FEI                                                    7,000(b)              173,810
Kulicke & Soffa Inds                                  38,000(b)              260,680
Mattson Technology                                    20,000(b)              171,200
Micrel                                                39,000                 329,550
Microsemi                                              6,400(b)              141,696
MKS Instruments                                       14,000(b)              267,960
ON Semiconductor                                      29,100(b)              258,408
PMC-Sierra                                            47,000(b)              307,380
RF Micro Devices                                      79,700(b)              455,087
Semtech                                               16,000(b)              248,320
Sigma Designs                                          4,000(b)              220,800
Silicon Storage Technology                           135,600(b)              405,444
Skyworks Solutions                                    29,600(b)              251,600
Spansion Cl A                                         39,000(b)              153,270
Tessera Technologies                                   8,200(b)              341,120
TriQuint Semiconductor                                29,000(b)              192,270
Varian Semiconductor Equipment Associates              7,100(b)              262,700

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Veeco Instruments                                     10,000(b)             $167,000
Zoran                                                 23,000(b)              517,730
                                                                     ---------------
Total                                                                      7,366,544
------------------------------------------------------------------------------------

SOFTWARE (3.9%)
Actuate                                               53,000(b)              411,810
ANSYS                                                 10,644(b)              441,300
Aspen Technology                                      30,583(b)              496,056
Borland Software                                      27,000(b)               81,270
Bottomline Technologies                               21,000(b)              294,000
Double-Take Software                                  12,000(b)              260,640
Informatica                                           11,000(b)              198,220
JDA Software Group                                    19,000(b)              388,740
Lawson Software                                       27,100(b)              277,504
Manhattan Associates                                   9,700(b)              255,692
MICROS Systems                                         8,100(b)              568,296
MicroStrategy Cl A                                     2,000(b)              190,200
Nuance Communications                                 13,300(b)              248,444
Parametric Technology                                 17,000(b)              303,450
Radiant Systems                                       13,000(b)              223,990
Smith Micro Software                                  16,000(b)              135,520
SPSS                                                   6,100(b)              219,051
Sybase                                                23,700(b)              618,334
TIBCO Software                                        46,100(b)              372,027
Tyler Technologies                                    17,000(b)              219,130
                                                                     ---------------
Total                                                                      6,203,674
------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.2%)
Aeropostale                                           13,700(b)              363,050
Buckle                                                13,000                 429,000
Cache                                                 20,000(b)              186,800
Gymboree                                               6,800(b)              207,128
Hot Topic                                             43,000(b)              250,260
J Crew Group                                           4,000(b)              192,840
Jos A Bank Clothiers                                  13,000(b)              369,850
                                                                     ---------------
Total                                                                      1,998,928
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Deckers Outdoor                                        2,300(b)              356,638
Fossil                                                10,000(b)              419,800
Iconix Brand Group                                    15,000(b)              294,900
Movado Group                                          14,400                 364,176
Warnaco Group                                         14,376(b)              500,285
Wolverine World Wide                                  12,200                 299,144
                                                                     ---------------
Total                                                                      2,234,943
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Anchor BanCorp Wisconsin                               9,000                 211,680
BankUnited Financial Cl A                             23,963                 165,345
Downey Financial                                       7,690                 239,236
FirstFed Financial                                     9,392(b)              336,421
Ocwen Financial                                       37,800(b)              209,412
                                                                     ---------------
Total                                                                      1,162,094
------------------------------------------------------------------------------------

TOBACCO (0.4%)
Universal                                             11,000                 563,420
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 266 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                       20,000                $580,400
Rush Enterprises Cl A                                 19,000(b)              345,420
TAL Intl Group                                        12,000                 273,240
                                                                     ---------------
Total                                                                      1,199,060
------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                  6,000                 226,080
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Centennial Communications                             36,000(b)             $334,440
Syniverse Holdings                                    18,000(b)              280,440
USA Mobility                                          11,000(b)              157,300
                                                                     ---------------
Total                                                                        772,180
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $159,605,251)                                                    $159,164,897
------------------------------------------------------------------------------------

MONEY MARKET FUND (0.9%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   1,395,800(e)           $1,395,800
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,395,800)                                                        $1,395,800
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $161,001,051)(f)                                                 $160,560,697
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 3.0% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(f) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $162,332,121 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $12,831,696
Unrealized depreciation                                               (14,603,120)
---------------------------------------------------------------------------------
Net unrealized depreciation                                           $(1,771,424)
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT  267

PORTFOLIO OF INVESTMENTS

RiverSource VP - Small Cap Value Fund
DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (88.6%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (0.3%)
Ceradyne                                              18,700(b)             $877,591
Cubic                                                 37,100               1,454,320
DynCorp Intl Cl A                                     33,100(b)              889,728
Esterline Technologies                                 3,900(b)              201,825
                                                                     ---------------
Total                                                                      3,423,464
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (--%)
Pacer Intl                                            23,100                 337,260
------------------------------------------------------------------------------------

AIRLINES (0.8%)
Air France-KLM ADR                                    56,650(c)            1,975,386
Alaska Air Group                                     189,100(b)            4,729,391
Republic Airways Holdings                             33,400(b)              654,306
SkyWest                                               33,400                 896,790
                                                                     ---------------
Total                                                                      8,255,873
------------------------------------------------------------------------------------

AUTO COMPONENTS (2.7%)
American Axle & Mfg Holdings                         365,900               6,813,058
ArvinMeritor                                         227,100               2,663,883
Cooper Tire & Rubber                                  93,300               1,546,914
Lear                                                 290,600(b)            8,037,996
Sauer-Danfoss                                        166,300               4,165,815
Superior Inds Intl                                   189,400(d)            3,441,398
Visteon                                              174,000(b)              763,860
                                                                     ---------------
Total                                                                     27,432,924
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Winnebago Inds                                        87,100               1,830,842
------------------------------------------------------------------------------------

BEVERAGES (0.8%)
Central European Distribution                         13,300(b)              772,464
Coca-Cola Bottling Company Consolidated               83,698               4,928,139
Natl Beverage                                        324,336               2,607,661
                                                                     ---------------
Total                                                                      8,308,264
------------------------------------------------------------------------------------

BIOTECHNOLOGY (--%)
Martek Biosciences                                    14,500(b)              428,910
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Goodman Global                                        16,500(b)              404,910
NCI Building Systems                                   9,500(b)              273,505
Simpson Mfg                                           41,800(d)            1,111,462
                                                                     ---------------
Total                                                                      1,789,877
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CAPITAL MARKETS (0.9%)
Apollo Investment                                     38,500                $656,425
MCG Capital                                          231,000               2,677,290
Oppenheimer Holdings Cl A                             52,892(c)            2,239,976
Prospect Capital                                      45,293                 591,074
SWS Group                                            239,000               3,028,130
                                                                     ---------------
Total                                                                      9,192,895
------------------------------------------------------------------------------------

CHEMICALS (1.7%)
Calgon Carbon                                         27,900(b)              443,331
CF Inds Holdings                                      30,200               3,323,812
Innospec                                              17,200(c)              295,152
Olin                                                  56,800               1,097,944
PolyOne                                              829,400(b)            5,457,452
Schulman A                                            73,100               1,575,305
Spartech                                              63,800                 899,580
Stepan                                                48,356               1,573,021
Terra Inds                                            36,600(b)            1,748,016
WR Grace & Co                                         19,900(b)              520,982
                                                                     ---------------
Total                                                                     16,934,595
------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.7%)
Amcore Financial                                      37,200                 844,440
Banco Latinoamericano de Exportaciones Series
 E                                                    68,900(c)            1,123,759
Bank of Hawaii                                        85,500               4,372,470
Boston Private Financial Holdings                    134,200               3,634,136
Cathay General Bancorp                                71,100               1,883,439
Chemical Financial                                    30,100                 716,079
Citizens Republic Bancorp                             26,260                 381,033
City Holding                                           6,400                 216,576
Community Bank System                                 16,800                 333,816
Cullen/Frost Bankers                                  56,110               2,842,533
First BanCorp                                         22,700(c)              165,483
First Community Bancorp                               77,500               3,196,100
First Financial Bancorp                               44,600                 508,440
FirstMerit                                            87,000               1,740,870
Frontier Financial                                    93,600(d)            1,738,152
Great Southern Bancorp                                18,800                 412,848
Hanmi Financial                                       16,800                 144,816
Independent Bank                                      25,730                 244,435
Natl Penn Bancshares                                  94,924               1,437,149
Old Natl Bancorp                                      59,900                 896,104
Pacific Capital Bancorp                               66,600               1,340,658
S&T Bancorp                                            6,700                 185,188
Security Bank                                         21,700                 198,338
Simmons First Natl Cl A                               12,500                 331,250
Sterling Financial                                    14,400                 241,776

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL BANKS (CONT.)
Susquehanna Bancshares                                47,000                $866,680
SVB Financial Group                                   24,500(b)            1,234,800
Taylor Capital Group                                  20,600                 420,240
Trustmark                                             32,100                 814,056
UMB Financial                                          7,000                 268,520
Umpqua Holdings                                       35,600                 546,104
United Community Banks                                61,700(d)              974,860
WesBanco                                               8,000                 164,800
Westamerica Bancorporation                            81,200               3,617,460
                                                                     ---------------
Total                                                                     38,037,408
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.2%)
Bowne & Co                                           123,770               2,178,352
Brink's                                               93,720               5,598,832
CDI                                                  159,700               3,874,322
Comfort Systems USA                                   20,400                 260,712
Consolidated Graphics                                 44,150(b)            2,111,253
Deluxe                                                37,800               1,243,242
Ennis                                                253,400               4,561,200
Exponent                                              38,260(b)            1,034,550
Heidrick & Struggles Intl                              6,200                 230,082
IKON Office Solutions                                136,000               1,770,720
Knoll                                                143,600               2,359,348
Korn/Ferry Intl                                      157,200(b)            2,958,504
Mac-Gray                                             368,780(b)            4,152,463
Pike Electric                                        126,650(b)            2,122,654
RSC Holdings                                          18,200(b)              228,410
Schawk                                                30,130                 467,618
School Specialty                                      20,500(b)              708,275
Spherion                                             162,200(b)            1,180,816
TrueBlue                                              55,470(b)              803,206
United Stationers                                     32,600(b)            1,506,446
Viad                                                  11,000                 347,380
WCA Waste                                            444,478(b)            2,871,328
                                                                     ---------------
Total                                                                     42,569,713
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
3Com                                               1,131,000(b)            5,112,121
ADTRAN                                               139,200               2,976,096
Anaren                                                60,200(b)              992,698
ARRIS Group                                           88,895(b)              887,172
Bel Fuse Cl A                                         10,090                 348,004
Bel Fuse Cl B                                         87,390               2,557,905
CommScope                                              4,200(b)              206,682
Dycom Inds                                            62,200(b)            1,657,630
EMS Technologies                                      46,100(b)            1,394,064
Foundry Networks                                      24,400(b)              427,488
Ituran Location & Control                            143,644(c)            1,590,139
Oplink Communications                                 35,000(b)              537,250

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 268 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
Plantronics                                           34,800                $904,800
Sycamore Networks                                    864,000(b)            3,317,760
UTStarcom                                            885,300(b,d)          2,434,575
                                                                     ---------------
Total                                                                     25,344,384
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Diebold                                              160,700               4,657,086
Hutchinson Technology                                 47,920(b)            1,261,254
Immersion                                             55,400(b)              717,430
Intevac                                               30,740(b)              446,960
                                                                     ---------------
Total                                                                      7,082,730
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                           72,800(b)            1,720,264
Insituform Technologies Cl A                         259,000(b)            3,833,200
Perini                                                32,700(b)            1,354,434
                                                                     ---------------
Total                                                                      6,907,898
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
Advanta Cl B                                         151,657               1,223,872
AmeriCredit                                           92,060(b)            1,177,447
Cash America Intl                                    157,826               5,097,780
                                                                     ---------------
Total                                                                      7,499,099
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.2%)
AptarGroup                                           288,850              11,816,854
------------------------------------------------------------------------------------

DISTRIBUTORS (0.3%)
Audiovox Cl A                                        281,138(b)            3,486,111
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Regis                                                 96,470               2,697,301
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Asta Funding                                          67,070(d)            1,773,331
Financial Federal                                     55,500               1,237,095
Interactive Brokers Group Cl A                        15,900(b)              513,888
Medallion Financial                                  343,498               3,441,850
                                                                     ---------------
Total                                                                      6,966,164
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Alaska Communications Systems Group                   68,500               1,027,500
SureWest Communications                               33,190                 567,549
                                                                     ---------------
Total                                                                      1,595,049
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ELECTRIC UTILITIES (2.1%)
Allete                                                22,850                $904,403
Central Vermont Public Service                        19,700                 607,548
Cleco                                                  9,200                 255,760
El Paso Electric                                      70,300(b)            1,797,571
Idacorp                                              225,300               7,935,066
MGE Energy                                            19,200                 681,024
Portland General Electric                            272,090               7,558,660
UIL Holdings                                          54,650               2,019,318
                                                                     ---------------
Total                                                                     21,759,350
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.3%)
Acuity Brands                                          6,000                 270,000
Belden                                               192,200               8,552,900
Chase                                                 27,960                 705,990
Encore Wire                                           58,400                 929,728
GrafTech Intl                                        123,300(b)            2,188,575
LSI Inds                                             159,900               2,910,180
Regal-Beloit                                         167,600               7,533,620
                                                                     ---------------
Total                                                                     23,090,993
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.1%)
Agilysys                                              83,940               1,269,173
Anixter Intl                                          23,700(b)            1,475,799
Celestica                                          1,671,000(b,c)          9,691,799
Checkpoint Systems                                    34,500(b)              896,310
Electro Scientific Inds                               23,800(b)              472,430
Ingram Micro Cl A                                    114,350(b)            2,062,874
Insight Enterprises                                   75,730(b)            1,381,315
Littelfuse                                           195,100(b)            6,430,496
Mercury Computer Systems                             239,600(b)            3,859,956
Methode Electronics                                   12,600                 207,144
Optimal Group Cl A                                   240,020(b,c)            996,083
Park Electrochemical                                  69,900               1,973,976
Plexus                                               326,800(b)            8,581,768
ScanSource                                            10,900(b)              352,615
Tech Data                                             53,348(b)            2,012,287
Technitrol                                           153,718               4,393,260
Vishay Intertechnology                               577,300(b)            6,586,993
                                                                     ---------------
Total                                                                     52,644,278
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Bristow Group                                         43,930(b)            2,488,635
CHC Helicopter Cl A                                  114,070(c)            2,903,081
Complete Production Services                          45,330(b)              814,580
Gulf Island Fabrication                              149,967               4,755,453
GulfMark Offshore                                      6,300(b)              294,777
Hornbeck Offshore Services                             7,400(b)              332,630
Lufkin Inds                                            9,230                 528,787
Oil States Intl                                       51,500(b)            1,757,180
Trico Marine Services                                 32,000(b)            1,184,640
                                                                     ---------------
Total                                                                     15,059,763
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FOOD & STAPLES RETAILING (3.1%)
Casey's General Stores                               508,180             $15,047,209
Ingles Markets Cl A                                   45,800               1,162,862
Performance Food Group                               159,650(b)            4,289,796
Ruddick                                              176,450               6,117,522
Village Super Market Cl A                            101,480               5,164,317
Winn-Dixie Stores                                     26,300(b)              443,681
                                                                     ---------------
Total                                                                     32,225,387
------------------------------------------------------------------------------------

FOOD PRODUCTS (2.4%)
American Dairy                                       133,772(b,d)          1,732,347
Cal-Maine Foods                                       34,200                 907,326
Flowers Foods                                         74,900               1,753,409
HQ Sustainable Maritime Inds                         126,000(b)            1,228,500
Imperial Sugar                                        39,100(d)              733,907
Industrias Bachoco ADR                               215,958(c)            6,850,188
J&J Snack Foods                                      111,590               3,490,535
Lancaster Colony                                      57,356               2,277,033
Maui Land & Pineapple                                 46,870(b)            1,364,386
Sanderson Farms                                       31,600               1,067,448
Zapata                                               387,580(b)            2,837,086
                                                                     ---------------
Total                                                                     24,242,165
------------------------------------------------------------------------------------

GAS UTILITIES (0.9%)
Laclede Group                                          6,300                 215,712
New Jersey Resources                                  33,700               1,685,674
Northwest Natural Gas                                 61,500               2,992,590
Piedmont Natural Gas                                  36,100                 944,376
South Jersey Inds                                     87,500               3,157,875
WGL Holdings                                           5,600                 183,456
                                                                     ---------------
Total                                                                      9,179,683
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Analogic                                               3,700                 250,564
Conmed                                                70,700(b)            1,633,877
Cooper Companies                                      66,100               2,511,800
Greatbatch                                            62,020(b)            1,239,780
Mentor                                               112,600               4,402,660
Meridian Bioscience                                  122,700               3,690,816
STERIS                                               141,500               4,080,860
                                                                     ---------------
Total                                                                     17,810,357
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
AMERIGROUP                                            53,400(b)            1,946,430
Apria Healthcare Group                                61,500(b)            1,326,555
Centene                                               23,200(b)              636,608
HealthSpring                                          56,000(b)            1,066,800
Kindred Healthcare                                    45,070(b)            1,125,849
MedCath                                               23,900(b)              586,984
Natl Healthcare                                        9,770                 505,109
Owens & Minor                                        146,840               6,230,421
Sunrise Senior Living                                  5,300(b)              162,604
Universal American Financial                          14,200(b)              363,378
                                                                     ---------------
Total                                                                     13,950,738
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  269

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOTELS, RESTAURANTS & LEISURE (2.4%)
Benihana                                              61,315(b)             $775,635
Benihana Cl A                                        162,340(b)            2,069,835
Bob Evans Farms                                      138,300               3,724,419
Canterbury Park Holding                               67,880                 814,560
CBRL Group                                           124,450               4,030,936
Centerplate Unit                                      89,020(d,f)            802,960
Frisch's Restaurants                                  86,475               2,023,515
Intl Speedway Cl A                                     8,070                 332,323
Jack in the Box                                       23,400(b)              603,018
Landry's Restaurants                                  23,200                 457,040
Lodgian                                              149,300(b)            1,681,118
Nathan's Famous                                       28,332(b)              494,960
Papa John's Intl                                      63,060(b)            1,431,462
Ruby Tuesday                                          51,300                 500,175
Speedway Motorsports                                 147,190               4,574,664
                                                                     ---------------
Total                                                                     24,316,620
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
American Greetings Cl A                               76,200               1,546,860
Avatar Holdings                                       16,800(b,d)            702,576
Champion Enterprises                                 567,900(b)            5,349,618
Helen of Troy                                        180,400(b,c)          3,092,056
Tempur-Pedic Intl                                     65,000               1,688,050
Tupperware Brands                                     59,150               1,953,725
                                                                     ---------------
Total                                                                     14,332,885
------------------------------------------------------------------------------------

INSURANCE (5.4%)
American Equity Investment Life Holding              302,500               2,507,725
American Natl Insurance                               35,700               4,328,268
American Physicians Capital                           34,950               1,449,027
Amerisafe                                            101,100(b)            1,568,061
AmTrust Financial Services                           100,800               1,388,016
Aspen Insurance Holdings                              34,000(c)              980,560
Assured Guaranty                                     169,500(c)            4,498,530
Delphi Financial Group Cl A                           21,000                 740,880
Hilb Rogal & Hobbs                                   126,130               5,117,094
Infinity Property & Casualty                          19,300                 697,309
IPC Holdings                                         205,000(c)            5,918,349
LandAmerica Financial Group                           56,790               1,899,626
Max Capital Group                                    164,200(c)            4,595,958
NYMAGIC                                                7,000                 161,910
Odyssey Re Holdings                                   44,700               1,640,937
Phoenix Companies                                    153,400               1,820,858
Platinum Underwriters Holdings                       109,800(c)            3,904,488
Presidential Life                                     11,700                 204,867
Quanta Capital Holdings                              689,300(b,c)          1,757,715
RLI                                                   30,400               1,726,416
Safety Insurance Group                                52,700               1,929,874

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
SeaBright Insurance Holdings                          20,800(b)             $313,664
Stewart Information Services                         157,700               4,114,393
United America Indemnity Series A                     31,000(b,c)            617,520
Zenith Natl Insurance                                 41,100               1,838,403
                                                                     ---------------
Total                                                                     55,720,448
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                             34,300                 441,784
Systemax                                              66,400(d)            1,349,248
                                                                     ---------------
Total                                                                      1,791,032
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
EarthLink                                             66,700(b)              471,569
Interwoven                                            87,100(b)            1,238,562
Vignette                                              71,800(b)            1,048,998
                                                                     ---------------
Total                                                                      2,759,129
------------------------------------------------------------------------------------

IT SERVICES (1.3%)
CACI Intl Cl A                                         5,200(b)              232,804
Cass Information Systems                              48,479(d)            1,619,683
Ciber                                                177,100(b)            1,082,081
Computer Services                                     24,040                 792,719
MAXIMUS                                              193,900               7,486,479
MPS Group                                             70,100(b)              766,894
Sykes Enterprises                                     57,900(b)            1,042,200
                                                                     ---------------
Total                                                                     13,022,860
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat                                            15,800                 188,652
Brunswick                                            258,000               4,398,900
Head                                                 139,000(b,c)            497,620
JAKKS Pacific                                         26,200(b)              618,582
MarineMax                                            204,700(b,d)          3,172,850
Polaris Inds                                          19,600                 936,292
                                                                     ---------------
Total                                                                      9,812,896
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Cambrex                                              140,580               1,178,060
PharmaNet Development Group                           17,600(b)              690,096
                                                                     ---------------
Total                                                                      1,868,156
------------------------------------------------------------------------------------

MACHINERY (4.9%)
Albany Intl Cl A                                     115,580               4,288,018
Ampco-Pittsburgh                                      12,400                 472,812
Cascade                                               15,100                 701,546
Chart Inds                                            28,600(b)              883,740
Columbus McKinnon                                     11,300(b)              368,606
Federal Signal                                        45,900                 514,998
Flowserve                                             71,600               6,887,920
Harsco                                               110,100               7,054,107
Kadant                                                39,200(b)            1,163,064
Kaydon                                               140,000               7,635,600
LB Foster Cl A                                        24,400(b)            1,262,212
Lincoln Electric Holdings                             77,600               5,523,568

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MACHINERY (CONT.)
Mueller Inds                                           6,700                $194,233
NACCO Inds Cl A                                        8,180                 815,464
Tecumseh Products Cl A                                11,500(b)              269,215
Terex                                                138,200(b)            9,061,773
Toro                                                  54,400               2,961,536
                                                                     ---------------
Total                                                                     50,058,412
------------------------------------------------------------------------------------

MARINE (1.5%)
Diana Shipping                                       136,800(c)            4,303,728
Genco Shipping & Trading                              68,200               3,734,632
Kirby                                                151,500(b)            7,041,720
                                                                     ---------------
Total                                                                     15,080,080
------------------------------------------------------------------------------------

MEDIA (1.4%)
Belo Cl A                                             78,700               1,372,528
Crown Media Holdings Cl A                             47,400(b,d)            308,100
Journal Communications Cl A                           25,100                 224,394
LIN TV Cl A                                          117,500(b)            1,429,975
Meredith                                              90,690               4,986,136
Valassis Communications                              535,800(b)            6,263,502
                                                                     ---------------
Total                                                                     14,584,635
------------------------------------------------------------------------------------

METALS & MINING (1.4%)
Century Aluminum                                     127,900(b)            6,898,926
Quanex                                                29,400               1,525,860
Stillwater Mining                                    595,000(b)            5,747,700
Worthington Inds                                      26,400                 472,032
                                                                     ---------------
Total                                                                     14,644,518
------------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Big Lots                                              46,100(b)              737,139
Dillard's Cl A                                       193,700(d)            3,637,686
Dollar Tree Stores                                    59,660(b)            1,546,387
Family Dollar Stores                                 306,900               5,901,687
Fred's Cl A                                          253,330               2,439,568
                                                                     ---------------
Total                                                                     14,262,467
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Avista                                               375,200               8,081,808
CH Energy Group                                       12,100                 538,934
                                                                     ---------------
Total                                                                      8,620,742
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.0%)
Berry Petroleum Cl A                                 165,000               7,334,249
Callon Petroleum                                      48,800(b)              802,760
Comstock Resources                                     9,700(b)              329,800
Eastern American Natural Gas                          71,250               1,897,388
Encore Acquisition                                   291,200(b)            9,717,343
Energy Partners                                       76,560(b)              904,174
Evolution Petroleum                                  383,183(b)            1,935,074
EXCO Resources                                       246,200(b)            3,811,176
Golar LNG                                             32,400(c)              716,688
HKN                                                  126,570(b)            1,018,889
Holly                                                  5,600                 284,984

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 270 RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Mariner Energy                                        76,300(b)           $1,745,744
Petrohawk Energy                                      37,600(b)              650,856
Petroleum Development                                 48,620(b)            2,874,901
Rosetta Resources                                     31,000(b)              614,730
Ship Finance Intl                                     83,500(c)            2,313,785
Stone Energy                                         224,500(b)           10,531,294
Swift Energy                                          75,290(b)            3,315,019
Tsakos Energy Navigation                             120,900(c)            4,476,927
USEC                                                 614,700(b)            5,532,300
Western Refining                                      28,000                 677,880
                                                                     ---------------
Total                                                                     61,485,961
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
Domtar                                               655,400(b,c)          5,040,026
Glatfelter                                           194,370               2,975,805
Mercer Intl                                           64,900(b)              508,167
                                                                     ---------------
Total                                                                      8,523,998
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Elizabeth Arden                                       28,700(b)              584,045
NBTY                                                  28,500(b)              780,900
                                                                     ---------------
Total                                                                      1,364,945
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Pain Therapeutics                                    158,000(b)            1,674,800
Par Pharmaceutical Companies                          57,900(b)            1,389,600
Salix Pharmaceuticals                                 54,500(b,d)            429,460
Sciele Pharma                                         18,500(b)              378,325
ViroPharma                                           128,000(b)            1,016,320
                                                                     ---------------
Total                                                                      4,888,505
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.6%)
Anthracite Capital                                    26,500                 191,860
Ashford Hospitality Trust                            174,100               1,251,779
Associated Estates Realty                            209,700               1,979,568
Deerfield Capital                                     83,000(d)              664,000
Extra Space Storage                                  111,000               1,586,190
FelCor Lodging Trust                                  39,900                 622,041
Franklin Street Properties                            42,600                 630,480
Inland Real Estate                                    95,700               1,355,112
Investors Real Estate Trust                           52,600                 471,822
Kite Realty Group Trust                               11,500                 175,605
Maguire Properties                                    99,900               2,944,053
MFA Mtge Investments                                 550,700               5,093,975
Nationwide Health Properties                          43,600               1,367,732
Natl Health Investors                                 28,400                 792,360
Natl Retail Properties                                49,300               1,152,634
Parkway Properties                                    74,800               2,766,104
Post Properties                                        8,400                 295,008
Potlatch                                              42,700               1,897,588
Ramco-Gershenson Properties Trust                     51,700               1,104,829

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Sovran Self Storage                                    4,700                $188,470
Strategic Hotels & Resorts                            15,000                 250,950
Sunstone Hotel Investors                               9,100                 166,439
                                                                     ---------------
Total                                                                     26,948,599
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
FirstService                                          75,900(b,c)          2,317,227
Gyrodyne Company of America                           21,707                 919,509
MI Developments Cl A                                 113,000(c)            3,149,310
                                                                     ---------------
Total                                                                      6,386,046
------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Amerco                                                73,360(b,d)          4,818,285
Covenant Transportation Group Cl A                   103,100(b)              692,832
Marten Transport                                      72,760(b)            1,015,002
Saia                                                  31,600(b)              420,280
                                                                     ---------------
Total                                                                      6,946,399
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Energy Inds                                  21,400(b)              279,912
Axcelis Technologies                                 625,000(b)            2,875,000
Brooks Automation                                    526,500(b)            6,955,065
Cabot Microelectronics                                13,300(b)              477,603
Cohu                                                  96,912               1,482,754
Cymer                                                 12,900(b)              502,197
Exar                                                  76,500(b)              609,705
Integrated Silicon Solution                          182,800(b)            1,210,136
Mattson Technology                                    18,300(b)              156,648
MKS Instruments                                       39,400(b)              754,116
OmniVision Technologies                               27,500(b)              430,375
ON Semiconductor                                      49,400(b)              438,672
Pericom Semiconductor                                 84,200(b)            1,574,540
Semiconductor Mfg Intl ADR                         1,255,906(b,c)          6,518,152
Spansion Cl A                                        461,800(b)            1,814,874
                                                                     ---------------
Total                                                                     26,079,749
------------------------------------------------------------------------------------

SOFTWARE (1.5%)
Blackbaud                                            233,000               6,533,320
JDA Software Group                                    76,600(b)            1,567,236
Manhattan Associates                                  44,300(b)            1,167,748
Mentor Graphics                                      587,500(b)            6,333,250
                                                                     ---------------
Total                                                                     15,601,554
------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.8%)
Aaron Rents                                          104,900               2,018,276
Asbury Automotive Group                              222,480               3,348,324
Barnes & Noble                                       153,480               5,287,386
Dress Barn                                           107,190(b)            1,340,947
Jo-Ann Stores                                         27,900(b)              364,932

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Men's Wearhouse                                      232,750              $6,279,595
Rent-A-Center                                        162,750(b)            2,363,130
Stage Stores                                         148,100               2,191,880
Tractor Supply                                        40,150(b)            1,442,991
TravelCenters of America LLC                         229,060(b)            2,863,250
Tween Brands                                          41,350(b)            1,094,948
                                                                     ---------------
Total                                                                     28,595,659
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.2%)
Cherokee                                              67,700               2,184,679
Fossil                                                36,400(b)            1,528,072
Hampshire Group                                      115,860(b)            1,593,075
Lazare Kaplan Intl                                   121,090(b)              984,462
Movado Group                                         183,600               4,643,244
Perry Ellis Intl                                      50,900(b)              782,842
UniFirst                                              67,920               2,580,960
Warnaco Group                                         24,800(b)              863,040
Wolverine World Wide                                 314,200               7,704,184
                                                                     ---------------
Total                                                                     22,864,558
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Bank Mutual                                           21,800                 230,426
BankUnited Financial Cl A                             26,000                 179,400
Corus Bankshares                                      46,100(d)              491,887
Federal Agricultural Mtge Cl C                        30,200                 794,864
First Niagara Financial Group                        151,300               1,821,652
FirstFed Financial                                     9,600(b)              343,872
Imperial Capital Bancorp                              15,300                 279,990
KNBT Bancorp                                          12,000                 185,040
PFF Bancorp                                           33,300(d)              400,932
PMI Group                                             93,150               1,237,032
WSFS Financial                                        16,900                 848,380
                                                                     ---------------
Total                                                                      6,813,475
------------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                             19,300                 988,546
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Applied Industrial Technologies                       23,700                 687,774
Houston Wire & Cable                                 191,290(d)            2,704,841
Rush Enterprises Cl A                                 32,900(b)              598,122
Watsco                                                12,900                 474,204
                                                                     ---------------
Total                                                                      4,464,941
------------------------------------------------------------------------------------

WATER UTILITIES (0.3%)
SJW                                                   81,640(d)            2,830,459
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (--%)
USA Mobility                                          25,300(b)              361,790
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $959,553,007)                                                    $907,920,393
------------------------------------------------------------------------------------


See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

              RIVERSOURCE VARIABLE PORTFOLIO FUNDS - 2007 SEMIANNUAL REPORT  271

RiverSource VP - Small Cap Value Fund

MONEY MARKET FUND (14.6%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term
 Cash Fund                                       149,997,451(g)         $149,997,451
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $149,997,451)                                                    $149,997,451
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,109,550,458)(h)                                             $1,057,917,844
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 8.1% of net assets.

(d) At Dec. 31, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.0% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 11.6% of net assets.

(f)  An Income Deposit Security (IDS) also known as an enhanced income security
     (EIS), is an exchange-traded security composed of both an issuer's common shares and its subordinated notes. The holder of the IDS may receive dividends from the common stock and interest income from the debt instrument.

(g)  Affiliated Money Market Fund - See Note 7 to the financial statements.

(h) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $1,112,976,920 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $63,722,974
Unrealized depreciation                                               (118,782,050)
----------------------------------------------------------------------------------
Net unrealized depreciation                                           $(55,059,076)
----------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 272 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2007 SEMIANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE VARIABLE PORTFOLIO - INCOME SERIES, INC.
RIVERSOURCE VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
RIVERSOURCE VARIABLE PORTFOLIO - MANAGED SERIES, INC.
RIVERSOURCE VARIABLE PORTFOLIO - MANAGERS SERIES, INC.
RIVERSOURCE VARIABLE PORTFOLIO - MONEY MARKET SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the RiverSource VP -- Core Bond Fund, RiverSource VP -- Diversified Bond Fund, RiverSource VP -- Global Bond Fund, RiverSource VP -- Global Inflation Protected Securities Fund, RiverSource VP -- High Yield Bond Fund, RiverSource VP -- Income Opportunities Fund and RiverSource VP -- Short Duration U.S. Government Fund (seven portfolios constituting the RiverSource Variable Portfolio -- Income Series, Inc.), the RiverSource VP -- Emerging Markets Fund, RiverSource VP -- Growth Fund, RiverSource VP -- International Opportunity Fund, RiverSource VP -- Large Cap Equity Fund, RiverSource VP -- Large Cap Value Fund, RiverSource VP -- Mid Cap Growth Fund, RiverSource VP -- Mid Cap Value Fund, RiverSource VP -- S&P 500 Index Fund and RiverSource VP -- Small Cap Advantage Fund (nine portfolios constituting the RiverSource Variable Portfolio -- Investment Series, Inc.), the RiverSource VP -- Balanced Fund and RiverSource VP -- Diversified Equity Income Fund (two portfolios constituting the RiverSource Variable Portfolio -- Managed Series, Inc.), the RiverSource VP -- Fundamental Value Fund, RiverSource
VP -- Select Value Fund and RiverSource VP -- Small Cap Value Fund (three portfolios constituting the RiverSource Variable Portfolio -- Managers Series, Inc.), and the RiverSource VP -- Cash Management Fund (one portfolio constituting the RiverSource Variable Portfolio -- Money Market Series, Inc.) (collectively, the Funds) as of December 31, 2007, the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Funds for each of the periods presented through December 31, 2006, were audited by other auditors whose reports dated February 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Variable Portfolio -- Income Series, Inc., RiverSource Variable
Portfolio -- Investment Series, Inc., RiverSource Variable Portfolio -- Managed Series, Inc., RiverSource Variable Portfolio -- Managers Series, Inc. and RiverSource Variable Portfolio -- Money Market Series, Inc. as of December 31, 2007, the results of their operations, changes in their net assets, and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
February 19, 2008

--------------------------------------------------------------------------------

                RIVERSOURCE VARIABLE PORTFOLIO FUNDS  -  2007 ANNUAL REPORT  273

PORTFOLIO OF INVESTMENTS

DEC. 31, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (96.2%)
ISSUER                                            SHARES                    VALUE(A)

AEROSPACE & DEFENSE (4.0%)
Boeing                                                63,635              $5,565,517
DRS Technologies                                       3,849                 208,885
General Dynamics                                       3,580                 318,584
Goodrich                                              14,982               1,057,879
Honeywell Intl                                        48,869               3,008,864
L-3 Communications Holdings                            8,505                 901,020
Lockheed Martin                                       13,715               1,443,641
Northrop Grumman                                       6,497                 510,924
United Technologies                                   22,427               1,716,563
                                                                     ---------------
Total                                                                     14,731,877
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (--%)
United Parcel Service Cl B                             2,515                 177,861
------------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                    6,405(b)              228,402
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                 1,982(b)               55,932
Johnson Controls                                       5,581                 201,139
                                                                     ---------------
Total                                                                        257,071
------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                                    2,074(c)              129,609
Fiat                                                   4,873(c)              125,188
Ford Motor                                            19,727(b)              132,763
General Motors                                         5,317                 132,340
Harley-Davidson                                        2,448                 114,346
                                                                     ---------------
Total                                                                        634,246
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BEVERAGES (2.2%)
Coca-Cola                                             49,307              $3,025,971
Hansen Natural                                         3,714(b)              164,493
Molson Coors Brewing Cl B                             32,940               1,700,363
Pepsi Bottling Group                                   1,251                  49,364
PepsiCo                                               38,816               2,946,134
                                                                     ---------------
Total                                                                      7,886,325
------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.4%)
Amgen                                                 45,587(b)            2,117,060
Biogen Idec                                           22,435(b)            1,277,000
Celgene                                                7,927(b)              366,307
Genentech                                             59,000(b)            3,957,130
Gilead Sciences                                       24,419(b)            1,123,518
                                                                     ---------------
Total                                                                      8,841,015
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                 14,000                 302,540
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.8%)
Apollo Mgmt LP                                        76,000(b,e,h)        1,672,000
Bank of New York Mellon                               20,541               1,001,579
BlackRock                                                975                 211,380
Franklin Resources                                     2,512                 287,448
Goldman Sachs Group                                    5,835               1,254,817
KKR Private Equity Investors LP Unit                 152,830               2,777,139
Lehman Brothers Holdings                              13,835                 905,362
Merrill Lynch & Co                                    26,598               1,427,781
Morgan Stanley                                        35,526               1,886,786
Oaktree Capital Group LLC Cl A Unit                   15,000(e,h)            491,250
Och-Ziff Capital Management Group LLC Cl A            22,134                 581,682

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
State Street                                           8,287                $672,904
T Rowe Price Group                                    13,674                 832,473
                                                                     ---------------
Total                                                                     14,002,601
------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Air Products & Chemicals                               2,030                 200,219
Ashland                                                2,638                 125,120
Dow Chemical                                          31,829               1,254,698
Eastman Chemical                                       4,910                 299,952
Ecolab                                                 1,697                  86,903
EI du Pont de Nemours & Co                            19,363                 853,715
Hercules                                               1,090                  21,092
Intl Flavors & Fragrances                                843                  40,574
Monsanto                                               5,125                 572,411
PPG Inds                                               1,599                 112,298
Praxair                                                3,005                 266,574
Rohm & Haas                                            1,237                  65,648
Sigma-Aldrich                                          1,279                  69,833
                                                                     ---------------
Total                                                                      3,969,037
------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
BB&T                                                  11,958                 366,752
Comerica                                               1,491                  64,903
Commerce Bancorp                                       1,873                  71,436
Fifth Third Bancorp                                    8,592                 215,917
Huntington Bancshares                                  3,426                  50,568
KeyCorp                                                3,646                  85,499
M&T Bank                                                 731                  59,628
Marshall & Ilsley                                      2,595                  68,716
Natl City                                              5,930                  97,608
PNC Financial Services Group                           9,907                 650,395
Regions Financial                                      4,644                 109,831
SunTrust Banks                                         2,573                 160,787
Synovus Financial                                      1,237                  29,787
US Bancorp                                            26,252                 833,238
Wachovia                                              39,984               1,520,591
Wells Fargo & Co                                      50,964               1,538,602
Zions Bancorporation                                   1,048                  48,931
                                                                     ---------------
Total                                                                      5,973,189
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                      2,759(b)              $30,404
Avery Dennison                                         2,111                 112,179
Cintas                                                 1,314                  44,177
Equifax                                                  944                  34,324
Monster Worldwide                                      1,290(b)               41,796
Robert Half Intl                                       1,597                  43,183
Waste Management                                       4,877                 159,331
                                                                     ---------------
Total                                                                        465,394
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.1%)
Cisco Systems                                        217,274(b)            5,881,607
Comverse Technology                                    3,855(b)               66,595
Corning                                                4,191                 100,542
JDS Uniphase                                          68,446(b)              910,332
Motorola                                              23,501                 376,956
Nokia ADR                                             14,893(c)              571,742
QUALCOMM                                             161,414               6,351,641
Starent Networks                                      13,845(b)              252,671
Telefonaktiebolaget LM Ericsson ADR                   26,068(c)              608,688
                                                                     ---------------
Total                                                                     15,120,774
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.3%)
Apple                                                 21,635(b)            4,285,460
Brocade Communications
 Systems                                               5,102(b)               37,449
Dell                                                  39,680(b)              972,557
EMC                                                   18,224(b)              337,691
Hewlett-Packard                                       71,394               3,603,968
IBM                                                   24,875               2,688,988
SanDisk                                                3,756(b)              124,587
                                                                     ---------------
Total                                                                     12,050,700
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                  1,426                 207,797
KBR                                                   19,009(b)              737,549
                                                                     ---------------
Total                                                                        945,346
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                       1,015                  80,276
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

   RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND  -- 2007 ANNUAL REPORT  13

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSUMER FINANCE (0.7%)
American Express                                      27,221              $1,416,037
Capital One Financial                                 20,962                 990,664
Discover Financial Services                           15,102                 227,738
SLM                                                      556                  11,198
                                                                     ---------------
Total                                                                      2,645,637
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                     998                  44,910
Bemis                                                  1,018                  27,873
Pactiv                                                 1,274(b)               33,927
Sealed Air                                             1,574                  36,422
Temple-Inland                                          3,443                  71,786
                                                                     ---------------
Total                                                                        214,918
------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                          1,656                  76,673
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                      1,385(b)               97,158
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America                                      141,356               5,832,348
CIT Group                                              1,838                  44,167
Citigroup                                            107,288               3,158,559
CME Group                                                518                 355,348
Consumer Discretionary Select
 Sector SPDR Fund                                     10,221                 334,227
Guaranty Financial Group                               1,148(b)               18,363
IntercontinentalExchange                                 649(b)              124,933
JPMorgan Chase & Co                                   82,918               3,619,370
Leucadia Natl                                          1,604                  75,548
Materials Select Sector SPDR Fund                      2,903                 121,055
NYMEX Holdings                                           991                 132,408
NYSE Euronext                                          2,472                 216,967
                                                                     ---------------
Total                                                                     14,033,293
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.2%)
AT&T                                                 253,587              10,539,076
Chunghwa Telecom ADR                                   3,205(c)               67,658
Citizens Communications                               12,275                 156,261

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Deutsche Telekom                                     134,606(c)           $2,959,398
Deutsche Telekom ADR                                  16,276(c)              352,701
Telefonica                                            22,903(c)              741,135
Telefonica ADR                                         5,949(c)              580,563
Verizon Communications                                76,221               3,330,095
Windstream                                            11,899                 154,925
                                                                     ---------------
Total                                                                     18,881,812
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.7%)
Allegheny Energy                                       1,618                 102,921
American Electric Power                                3,751                 174,647
Duke Energy                                           11,840                 238,813
Edison Intl                                            3,061                 163,366
Entergy                                               10,030               1,198,786
Exelon                                                20,214               1,650,270
FirstEnergy                                            2,864                 207,182
FPL Group                                              7,196                 487,745
Pepco Holdings                                         1,895                  55,580
Pinnacle West Capital                                  3,852                 163,363
PPL                                                   10,463                 545,018
Progress Energy                                        2,523                 122,189
Southern                                              32,067               1,242,596
                                                                     ---------------
Total                                                                      6,352,476
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric                                      34,375               1,947,688
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                     290(b)               10,655
Tyco Electronics                                      10,049                 373,119
                                                                     ---------------
Total                                                                        383,774
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Halliburton                                            7,934                 300,778
Natl Oilwell Varco                                     8,586(b)              630,728
Pride Intl                                            18,790(b)              636,981
Transocean                                             5,423(b)              776,302
Weatherford Intl                                       4,936(b)              338,610
                                                                     ---------------
Total                                                                      2,683,399
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

FOOD & STAPLES RETAILING (1.1%)
Costco Wholesale                                       5,817                $405,794
CVS Caremark                                          30,014               1,193,057
Kroger                                                 6,515                 174,016
Safeway                                                6,077                 207,894
SUPERVALU                                              1,912                  71,738
SYSCO                                                  5,686                 177,460
Wal-Mart Stores                                       32,733               1,555,799
Whole Foods Market                                     1,345                  54,876
                                                                     ---------------
Total                                                                      3,840,634
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland                                 6,007                 278,905
Campbell Soup                                          7,497                 267,868
General Mills                                          8,368                 476,976
Kellogg                                               13,981                 733,024
Kraft Foods Cl A                                      53,025               1,730,206
Tyson Foods Cl A                                       2,404                  36,853
                                                                     ---------------
Total                                                                      3,523,832
------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                    481                  20,370
ONEOK                                                  8,051                 360,444
Questar                                                1,682                  90,996
                                                                     ---------------
Total                                                                        471,810
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Boston Scientific                                    426,693(b)            4,962,439
China Medical Technologies ADR                         7,892(c)              350,326
Covidien                                               9,188                 406,937
Medtronic                                              6,162                 309,764
St. Jude Medical                                       2,047(b)               83,190
Stryker                                                5,606                 418,880
                                                                     ---------------
Total                                                                      6,531,536
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                 13,937                 804,583
Cardinal Health                                       29,106               1,680,872
CIGNA                                                 10,036                 539,234
Coventry Health Care                                   1,503(b)               89,053
Express Scripts                                        2,513(b)              183,449
Humana                                                 1,643(b)              123,734
Laboratory Corp of America Holdings                    1,131(b)               85,424
McKesson                                              25,902               1,696,840

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Patterson Companies                                    1,364(b)              $46,308
Quest Diagnostics                                      1,523                  80,567
Tenet Healthcare                                       4,452(b)               22,616
UnitedHealth Group                                    43,590               2,536,938
                                                                     ---------------
Total                                                                      7,889,618
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                             1,900                  43,776
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Darden Restaurants                                     5,625                 155,869
Intl Game Technology                                  26,662               1,171,261
Marriott Intl Cl A                                     9,495                 324,539
McDonald's                                            18,514               1,090,660
MGM MIRAGE                                             3,134(b)              263,319
Pinnacle Entertainment                                 5,898(b)              138,957
Yum! Brands                                            8,583                 328,471
                                                                     ---------------
Total                                                                      3,473,076
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Black & Decker                                           640                  44,576
Centex                                                10,425                 263,336
DR Horton                                             34,395                 452,982
Fortune Brands                                         1,487                 107,599
Harman Intl Inds                                      42,809               3,155,450
Hovnanian Enterprises Cl A                            25,724(b)              184,441
KB HOME                                                7,683                 165,953
Leggett & Platt                                        1,702                  29,683
Lennar Cl A                                            9,894                 177,004
Meritage Homes                                         1,198(b)               17,455
Newell Rubbermaid                                      7,877                 203,857
S&P Homebuilders ETF SPDR Fund                         4,351                  84,192
Snap-On                                                  564                  27,207
Standard-Pacific                                      12,442                  41,681
Stanley Works                                            800                  38,784
Whirlpool                                                733                  59,835
                                                                     ---------------
Total                                                                      5,054,035
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.7%)
Colgate-Palmolive                                     35,447               2,763,448
Procter & Gamble                                      44,635               3,277,102
                                                                     ---------------
Total                                                                      6,040,550
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

   RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND  -- 2007 ANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                    6,282(b)             $134,372
Constellation Energy Group                             1,696                 173,891
Dynegy Cl A                                            4,656(b)               33,244
                                                                     ---------------
Total                                                                        341,507
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
3M                                                     2,478                 208,945
General Electric                                     140,933               5,224,386
Siemens                                                7,261(c)            1,147,844
Tyco Intl                                              7,156(c)              283,735
                                                                     ---------------
Total                                                                      6,864,910
------------------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                                   32,509(c)            2,008,406
AFLAC                                                 32,334               2,025,078
Allstate                                                 789                  41,209
Ambac Financial Group                                  7,517                 193,713
American Intl Group                                   82,418               4,804,970
Aon                                                      760                  36,244
Arch Capital Group                                     2,657(b,c)            186,920
Assurant                                               1,153                  77,136
Assured Guaranty                                       8,258(c)              219,167
Chubb                                                 11,072                 604,310
Endurance Specialty Holdings                           4,173(c)              174,139
Genworth Financial Cl A                                1,534                  39,040
Hartford Financial Services Group                     20,007               1,744,410
Lincoln Natl                                           1,180                  68,700
MBIA                                                  10,017                 186,617
MetLife                                                9,520                 586,622
Principal Financial Group                              2,597                 178,777
Prudential Financial                                  31,844               2,962,767
Validus Holdings                                       1,073(b,c)             27,877
XL Capital Cl A                                        4,820(c)              242,494
                                                                     ---------------
Total                                                                     16,408,596
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                             1,348(b)             $124,879
Expedia                                                1,991(b)               62,955
IAC/InterActiveCorp                                    1,862(b)               50,125
Liberty Media - Interactive Cl A                       9,332(b,d)            178,055
                                                                     ---------------
Total                                                                        416,014
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
eBay                                                  33,545(b)            1,113,359
Google Cl A                                            5,431(b)            3,755,428
Yahoo!                                                14,628(b)              340,247
                                                                     ---------------
Total                                                                      5,209,034
------------------------------------------------------------------------------------

IT SERVICES (0.7%)
Affiliated Computer Services Cl A                      8,280(b)              373,428
Automatic Data Processing                             14,001                 623,466
Cognizant Technology Solutions Cl A                    3,186(b)              108,133
Convergys                                              1,328(b)               21,859
Electronic Data Systems                                9,069                 188,000
Fidelity Natl Information Services                     1,849                  76,900
Fiserv                                                 2,360(b)              130,956
HCL Technologies                                      21,508(c)              177,589
MasterCard Cl A                                        2,407                 517,986
Ness Technologies                                      1,867(b,c)             17,232
Paychex                                                1,575                  57,047
Satyam Computer Services ADR                           1,160(c)               30,995
Unisys                                                 2,974(b)               14,067
Western Union                                          8,358                 202,932
                                                                     ---------------
Total                                                                      2,540,590
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS(--%)
Brunswick                                                915                  15,601
Eastman Kodak                                          2,696                  58,962
Hasbro                                                 1,382                  35,352
Mattel                                                 3,447                  65,630
                                                                     ---------------
Total                                                                        175,545
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

MACHINERY (1.3%)
Caterpillar                                           14,298              $1,037,463
Deere & Co                                            14,736               1,372,215
Flowserve                                             11,693               1,124,867
Ingersoll-Rand Cl A                                    2,499(c)              116,129
ITT                                                    2,042                 134,854
Navistar Intl                                            588(b)               31,726
Parker Hannifin                                       12,713                 957,416
                                                                     ---------------
Total                                                                      4,774,670
------------------------------------------------------------------------------------

MEDIA (6.3%)
CBS Cl B                                               6,435                 175,354
Clear Channel Communications                           4,678                 161,485
Comcast Cl A                                          65,798(b)            1,201,471
Comcast Special Cl A                                  12,531(b)              227,062
EchoStar Communications
 Cl A                                                  3,146(b)              118,667
EW Scripps Cl A                                          819                  36,863
Gannett                                                2,188                  85,332
Interpublic Group of Companies                         4,430(b)               35,927
McGraw-Hill Companies                                  3,184                 139,491
Meredith                                                 382                  21,002
New York Times Cl A                                    1,412                  24,752
News Corp Cl A                                       107,677               2,206,302
Omnicom Group                                          3,085                 146,630
Time Warner                                          161,644               2,668,743
Time Warner Cable Cl A                                 3,719(b)              102,644
Viacom Cl B                                           16,764(b)              736,275
Virgin Media                                         610,668(f)           10,466,851
Vivendi                                               15,545(c)              712,473
Walt Disney                                           39,865               1,286,842
WorldSpace Cl A                                       16,896(b)               28,385
XM Satellite Radio Holdings Cl A                     195,831(b,f)          2,396,971
                                                                     ---------------
Total                                                                     22,979,522
------------------------------------------------------------------------------------

METALS & MINING (1.6%)
Alcoa                                                 20,676                 755,708
Allegheny Technologies                                   960                  82,944
Coeur d'Alene Mines                                  261,152(b)            1,290,091
Freeport-McMoRan Copper & Gold                         3,586                 367,350

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
METALS & MINING (CONT.)
Lihir Gold                                           712,407(b,c)         $2,212,506
Newmont Mining                                        20,886               1,019,863
Nucor                                                  2,705                 160,190
Stillwater Mining                                     10,382(b)              100,290
Titanium Metals                                          678                  17,933
                                                                     ---------------
Total                                                                      6,006,875
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Dillard's Cl A                                         1,387                  26,048
Family Dollar Stores                                   3,961                  76,170
JC Penney                                             19,986                 879,184
Kohl's                                                 4,828(b)              221,122
Macy's                                                 1,401                  36,244
Target                                                14,883                 744,150
                                                                     ---------------
Total                                                                      1,982,918
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Ameren                                                 2,023                 109,667
CenterPoint Energy                                     3,018                  51,698
CMS Energy                                             2,188                  38,027
Consolidated Edison                                    2,546                 124,372
Dominion Resources                                    16,795                 796,924
DTE Energy                                             1,663                  73,105
Integrys Energy Group                                    800                  41,352
NiSource                                               2,672                  50,474
PG&E                                                   3,320                 143,059
Public Service Enterprise Group                        2,389                 234,695
Sempra Energy                                          2,549                 157,732
TECO Energy                                            2,052                  35,315
Xcel Energy                                           21,237                 479,319
                                                                     ---------------
Total                                                                      2,335,739
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.2%)
Anadarko Petroleum                                     2,652                 174,210
Apache                                                   864                  92,915
BP ADR                                                18,095(c)            1,324,011
Chesapeake Energy                                      3,935                 154,252
Chevron                                               64,345               6,005,319
ConocoPhillips                                        33,958               2,998,491
CONSOL Energy                                          1,800                 128,736
Devon Energy                                           6,423                 571,069
El Paso                                                6,415                 110,595
Exxon Mobil                                          168,101              15,749,382
Marathon Oil                                           9,781                 595,272
Occidental Petroleum                                  12,457                 959,064

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

   RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND  -- 2007 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Patriot Coal                                             251(b)              $10,477
Peabody Energy                                         2,516                 155,086
Range Resources                                          165                   8,474
Royal Dutch Shell ADR                                  3,359(c)              282,828
Ship Finance Intl                                      7,852(c)              217,579
Spectra Energy                                         5,814                 150,117
Sunoco                                                   747                  54,113
Total                                                 32,547(c)            2,690,202
Valero Energy                                          8,260                 578,448
Williams Companies                                     5,557                 198,829
XTO Energy                                             4,102                 210,679
                                                                     ---------------
Total                                                                     33,420,148
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
AbitibiBowater                                         9,981(c)              205,708
Intl Paper                                            16,441                 532,360
MeadWestvaco                                           1,787                  55,933
Weyerhaeuser                                           7,961                 587,044
                                                                     ---------------
Total                                                                      1,381,045
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.5%)
Avon Products                                        114,551               4,528,201
Estee Lauder Companies Cl A                            1,123                  48,974
Herbalife                                             23,300(c)              938,524
                                                                     ---------------
Total                                                                      5,515,699
------------------------------------------------------------------------------------

PHARMACEUTICALS (6.6%)
Abbott Laboratories                                   12,559                 705,188
Bristol-Myers Squibb                                 144,661               3,836,410
Eli Lilly & Co                                        21,146               1,128,985
Johnson & Johnson                                     28,731               1,916,358
Merck & Co                                            74,584               4,334,076
Novartis ADR                                           4,868(c)              264,381
Pfizer                                               305,671               6,947,901
Roche Holding                                          4,155(c)              717,655
Schering-Plough                                       84,194               2,242,928
Teva Pharmaceutical Inds ADR                           8,394(c)              390,153
Wyeth                                                 38,179               1,687,130
                                                                     ---------------
Total                                                                     24,171,165
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                             14,903                 270,937

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Apartment Investment &
 Management Cl A                                       5,186                $180,110
AvalonBay Communities                                    561                  52,813
Boston Properties                                        918                  84,282
Developers Diversified Realty                          1,116                  42,732
Equity Residential                                     2,104                  76,733
General Growth Properties                              1,449                  59,670
Host Hotels & Resorts                                  3,461                  58,975
Kimco Realty                                           1,003                  36,509
MFA Mtge Investments                                  16,601                 153,559
Plum Creek Timber                                      1,602                  73,756
ProLogis                                               2,372                 150,337
Public Storage                                         1,088                  79,870
Simon Property Group                                   1,554                 134,980
Vornado Realty Trust                                   1,099                  96,657
                                                                     ---------------
Total                                                                      1,551,920
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                            1,601(b)               34,502
Forestar Real Estate Group                             1,148(b)               27,073
                                                                     ---------------
Total                                                                         61,575
------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
CSX                                                    4,669                 205,343
Hertz Global Holdings                                 87,355(b)            1,388,070
Norfolk Southern                                       3,486                 175,834
                                                                     ---------------
Total                                                                      1,769,247
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Applied Materials                                      8,578                 152,345
Atmel                                                292,086(b)            1,261,812
Broadcom Cl A                                         11,028(b)              288,272
Cypress Semiconductor                                  7,811(b)              281,430
Intel                                                176,537               4,706,477
KLA-Tencor                                             1,905                  91,745
LDK Solar ADR                                          2,598(b,c)            122,132

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2007 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
LSI                                                   45,507(b)             $241,642
Maxim Integrated Products                              5,725                 151,655
Natl Semiconductor                                     2,609                  59,068
NVIDIA                                                 2,150(b)               73,143
PMC-Sierra                                            36,043(b)              235,721
Spansion Cl A                                        261,859(b)            1,029,106
Sumco Techxiv                                          5,298(c)              184,884
Texas Instruments                                     20,528                 685,635
United Microelectronics ADR                           11,726(c)               40,572
Xilinx                                                 2,940                  64,298
                                                                     ---------------
Total                                                                      9,669,937
------------------------------------------------------------------------------------

SOFTWARE (3.1%)
ACI Worldwide                                          3,423(b)               65,174
Adobe Systems                                          9,734(b)              415,934
BEA Systems                                           11,926(b)              188,192
Citrix Systems                                         2,714(b)              103,159
Electronic Arts                                        1,343(b)               78,445
Microsoft                                            251,631               8,958,063
Nuance Communications                                  6,976(b)              130,312
Oracle                                                49,881(b)            1,126,313
Quest Software                                         4,588(b)               84,603
Red Hat                                                7,279(b)              151,694
Salesforce.com                                           970(b)               60,809
                                                                     ---------------
Total                                                                     11,362,698
------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Abercrombie & Fitch Cl A                               3,180                 254,305
AutoNation                                             1,296(b)               20,295
AutoZone                                                 446(b)               53,480
Best Buy                                                 784                  41,278
Circuit City Stores                                    8,249                  34,646
Gap                                                   12,184                 259,276
Home Depot                                            12,126                 326,674
Limited Brands                                         7,381                 139,722
Lowe's Companies                                      44,184                 999,441
Office Depot                                           4,438(b)               61,733
OfficeMax                                                734                  15,164

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Penske Automotive Group                                9,552                $166,778
RadioShack                                             1,294                  21,817
Sherwin-Williams                                       1,058                  61,406
Staples                                                6,708                 154,754
TJX Companies                                         17,967                 516,192
                                                                     ---------------
Total                                                                      3,126,961
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                                  1,317(b)               40,274
Jones Apparel Group                                      801                  12,808
Liz Claiborne                                            996                  20,269
Nike Cl B                                              3,633                 233,383
VF                                                       866                  59,460
                                                                     ---------------
Total                                                                        366,194
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.9%)
Countrywide Financial                                133,327               1,191,944
Fannie Mae                                            25,137               1,004,977
Freddie Mac                                           32,257               1,098,996
Hudson City Bancorp                                    6,924                 103,998
                                                                     ---------------
Total                                                                      3,399,915
------------------------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                                          70,740               5,346,529
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
America Movil ADR Series L                             2,138(c)              131,252
Hutchison Telecommunications
 Intl                                                328,920(c)              495,832
Millicom Intl Cellular                                 2,343(b,c)            276,333
Orascom Telecom Holding GDR                            3,041(c,h)            252,403
Sprint Nextel                                        116,135               1,524,853
Vodafone Group                                     1,702,261(c)            6,376,332
Vodafone Group ADR                                    35,241(c)            1,315,194
                                                                     ---------------
Total                                                                     10,372,199
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $329,129,723)                                                    $351,403,501
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

   RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND  -- 2007 ANNUAL REPORT  19

OPTIONS PURCHASED (0.3%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
Genentech                                             516             $90.00             Jan. 2008                  $1,290
QUALCOMM                                               42              50.00             Jan. 2008                      21
Virgin Media                                          447              27.50             Jan. 2008                   1,118
Virgin Media                                          659              17.50             June 2008                 159,807
XM Satellite Radio Holdings
 Cl A                                                 410              15.00             Jan. 2008                  28,700
XM Satellite Radio Holdings
 Cl A                                                 364              17.50             Jan. 2008                  11,830
--------------------------------------------------------------------------------------------------------------------------

PUTS
Oil Service
 HOLDRs                                               481             175.00             Jan. 2008                  21,645
S&P 500 Index                                   6,139,338              95.00            March 2008                 162,079
SPDR Trust
 Series 1                                             336             147.00            March 2008                 201,600
XM Satellite Radio Holdings
 Cl A                                               1,832              12.50             Jan. 2008                 334,340
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $1,364,503)                                                                                                $922,430
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (4.0%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 14,545,902(g)          $14,545,902
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $14,545,902)                                                     $14,545,902
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $345,040,128)(i)                                                $366,871,833
===================================================================================

INVESTMENTS IN DERIVATIVES
OPEN OPTIONS CONTRACTS WRITTEN AT DEC. 31, 2007

                                              NUMBER OF      EXERCISE      EXPIRATION
ISSUER                        PUTS/CALLS      CONTRACTS       PRICE           DATE         VALUE(A)
---------------------------------------------------------------------------------------------------
Virgin Media                     Call             659         $22.50       June 2008        $59,310
XM Satellite Radio
   Holdings Cl A                 Call           1,534          20.00       Jan. 2008         11,505
XM Satellite Radio
   Holdings Cl A                  Put           1,832          10.00       Jan. 2008        114,500
---------------------------------------------------------------------------------------------------
Total                                                                                      $185,315
---------------------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2007 ANNUAL REPORT

TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2007

                                                                              NOTIONAL
                                                               EXPIRATION     PRINCIPAL    UNREALIZED     UNREALIZED
COUNTERPARTY               FUND RECEIVES        FUND PAYS         DATE         AMOUNT     APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Citibank, N.A.            Total return on a   1-month LIBOR     May 7, 2008   $630,000          $--        $(15,479)
                        basket of large cap      plus 0.20%
                                 industrial
                                 securities
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Intl        Total return on a   1-month LIBOR   Oct. 17, 2008    796,443       22,030              --
                        basket of large cap      plus 0.20%
                                health care
                                 securities
---------------------------------------------------------------------------------------------------------------------
Total                                                                                       $22,030        $(15,479)
---------------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2007

                               CURRENCY TO BE          CURRENCY TO BE       UNREALIZED        UNREALIZED
EXCHANGE DATE                    DELIVERED                RECEIVED         APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------
Jan. 3, 2008                              129,965           190,261             $577               $--
                           European Monetary Unit       U.S. Dollar
---------------------------------------------------------------------------------------------------------
Jan. 4, 2008                            1,149,000         2,376,391           94,189                --
                                    British Pound       U.S. Dollar
---------------------------------------------------------------------------------------------------------
Jan. 7, 2008                            1,792,000         3,705,856          146,756                --
                                    British Pound       U.S. Dollar
---------------------------------------------------------------------------------------------------------
Jan. 11, 2008                           2,329,000         2,032,681               --            (7,815)
                                Australian Dollar       U.S. Dollar
---------------------------------------------------------------------------------------------------------
Jan. 18, 2008                           1,973,000         2,887,338            6,875                --
                           European Monetary Unit       U.S. Dollar
---------------------------------------------------------------------------------------------------------
Jan. 22, 2008                             976,000         1,436,155           11,138                --
                           European Monetary Unit       U.S. Dollar
---------------------------------------------------------------------------------------------------------
Total                                                                       $259,535           $(7,815)
---------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 8.3% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

--------------------------------------------------------------------------------

   RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND  -- 2007 ANNUAL REPORT  21

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Apollo Mgmt LP*                                 08-02-07                $1,824,000
Oaktree Capital Group LLC Cl A Unit*     05-21-07 thru 07-20-07            632,160

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) At Dec. 31, 2007, securities valued at $3,007,142 were held to cover open call options written.

(g)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(h) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $2,415,653 or 0.7% of net assets.

(i) At Dec. 31, 2007, the cost of securities for federal income tax purposes was $351,474,759 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $ 43,289,674
Unrealized depreciation                                            (27,892,600)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 15,397,074
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; and

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

--------------------------------------------------------------------------------

 22 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DEC. 31, 2007

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $330,494,226)          $352,325,931
   Affiliated money market fund (identified cost
      $14,545,902)                                                14,545,902
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $345,040,128)                                                 366,871,833
Cash                                                                  32,725
Foreign currency holdings (identified cost $22,564)                   22,559
Dividends receivable                                                 494,185
Receivable for investment securities sold                            247,268
Unrealized appreciation on forward foreign currency
   contracts                                                         259,535
Unrealized appreciation on swap contracts                             22,030
----------------------------------------------------------------------------
Total assets                                                     367,950,135
----------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received
   $322,840)                                                         185,315
Capital shares payable                                               568,123
Payable for investment securities purchased                        1,813,810
Unrealized depreciation on forward foreign currency
   contracts                                                           7,815
Unrealized depreciation on swap contracts                             15,479
Accrued investment management services fee                           126,671
Other accrued expenses                                                71,289
----------------------------------------------------------------------------
Total liabilities                                                  2,788,502
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $365,161,633
============================================================================
REPRESENTED BY
Capital stock - $.01 par value                                  $    354,440
Additional paid-in capital                                       308,610,373
Undistributed net investment income                                   81,308
Accumulated net realized gain (loss)                              33,891,602
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                     22,223,910
----------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                                $365,161,633
============================================================================

Shares outstanding                                               35,444,025
---------------------------------------------------------------------------
Net asset value per share of outstanding capital stock          $     10.30
---------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT  23

STATEMENT OF OPERATIONS
YEAR ENDED DEC. 31, 2007

INVESTMENT INCOME
Income:
Dividends                                                       $  8,039,550
Income distributions from affiliated money market fund               560,766
   Less foreign taxes withheld                                       (81,892)
----------------------------------------------------------------------------
Total income                                                       8,518,424
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 1,642,137
Compensation of board members                                          7,113
Custodian fees                                                       118,495
Printing and postage                                                 155,268
Professional fees                                                     33,033
Other                                                                  8,197
----------------------------------------------------------------------------
Total expenses                                                     1,964,243
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (322,096)
----------------------------------------------------------------------------
Total net expenses                                                 1,642,147
----------------------------------------------------------------------------
Investment income (loss) - net                                     6,876,277
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions                                          42,566,127
   Foreign currency transactions                                    (510,712)
   Options contracts written                                         163,459
   Swap transactions                                                 147,372
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           42,366,246
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (33,995,220
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies              8,371,026
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ 15,247,303
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DEC. 31,                                           2007            2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                            $  6,876,277    $  7,244,034
Net realized gain (loss) on investments                     42,366,246      27,266,188
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in
   foreign currencies                                      (33,995,220)     30,171,064
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               15,247,303      64,681,286
--------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                    (6,304,272)     (7,198,729)
   Net realized gain                                       (31,523,713)    (63,295,532)
--------------------------------------------------------------------------------------
Total distributions                                        (37,827,985)    (70,494,261)
--------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares                                  562,241         680,044
Reinvestment of distributions at net assets                 39,536,227      71,075,025
Payments for redemptions                                   (84,773,548)    (99,520,908)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            (44,675,080)    (27,765,839)
--------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (67,255,762)    (33,578,814)
Net assets at beginning of year                            432,417,395     465,996,209
--------------------------------------------------------------------------------------
Net assets at end of year                                 $365,161,633    $432,417,395
======================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $     81,308    $    (97,919)
--------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Variable Portfolio - Core Equity Fund (the Fund) is a series of RiverSource Variable Portfolio - Select Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Variable Portfolio - Select Series, Inc. has 100 billion authorized shares of capital stock. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in

--------------------------------------------------------------------------------

 26 RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Dec. 31, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Dec. 31, 2007 was $2,163,250 representing 0.59% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option

--------------------------------------------------------------------------------

     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT 27 is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Dec. 31, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Dec. 31, 2007, foreign currency holdings were entirely comprised of Indian rupees.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The

--------------------------------------------------------------------------------

 28 RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT

Fund is subject to the credit risk that the other party will not complete its contract obligations.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the variable accounts. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

--------------------------------------------------------------------------------

     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT  29

On June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $392,778 and accumulated net realized gain has been increased by $392,778.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                                  2007           2006
----------------------------------------------------------------------------
Distributions paid from:
      Ordinary income.........................    $23,265,404    $37,791,234
      Long-term capital gain..................     14,562,581     32,703,027

At Dec. 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $13,986,618
Undistributed accumulated long-term gain...................    $26,682,841
Unrealized appreciation (depreciation).....................    $15,527,361

--------------------------------------------------------------------------------

 30 RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT

DIVIDENDS

Distributions to the variable accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Jan. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2007, other expenses paid to this company were $1,965.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though

--------------------------------------------------------------------------------

     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT 31 equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended Dec. 31, 2007, the Investment Manager and its affiliates waived certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.40%. The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds) indefinitely, such that net expenses will not exceed 0.40% of the Fund's average daily net assets.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $255,452,739 and $337,889,214, respectively, for the year ended Dec. 31, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                    YEAR ENDED DEC. 31, 2007
----------------------------------------------------------------------------
Sold                                                           51,950
Issued for reinvested distributions                         3,842,914
Redeemed                                                   (7,867,133)
----------------------------------------------------------------------------
Net increase (decrease)                                    (3,972,269)
----------------------------------------------------------------------------

                                                    YEAR ENDED DEC. 31, 2006
----------------------------------------------------------------------------
Sold                                                           62,392
Issued for reinvested distributions                         7,046,264
Redeemed                                                   (9,536,078)
----------------------------------------------------------------------------
Net increase (decrease)                                    (2,427,422)
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 32 RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT

5. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                          CALLS                      PUTS
                                  CONTRACTS    PREMIUMS     CONTRACTS    PREMIUMS
----------------------------------------------------------------------------------
Balance Dec. 31, 2006               1,820      $ 162,116         --      $      --
Opened                              6,687        507,555      3,912        411,213
Closed                             (4,238)      (379,390)    (2,080)      (264,160)
Expired                            (2,076)      (114,494)        --             --
----------------------------------------------------------------------------------
Balance Dec. 31, 2007               2,193      $ 175,787      1,832      $ 147,053
----------------------------------------------------------------------------------

See "Summary of significant accounting policies."

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $93,704,095 and $86,975,587, respectively, for the year ended Dec. 31, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Dec. 31, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the

--------------------------------------------------------------------------------

     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT  33

United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC

--------------------------------------------------------------------------------

 34 RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

9. SUBSEQUENT EVENT

At a shareholder meeting on Jan. 29, 2008, shareholders of RiverSource Variable Portfolio - Core Equity Fund approved the reorganization of the Fund into a corresponding newly formed series of RiverSource Variable Series Trust, a Massachusetts business trust. The reorganization was effective Feb. 1, 2008. Following the reorganization of the Fund into RiverSource Variable Series Trust, the Fund will be treated as a disregarded entity for federal income tax purposes.

--------------------------------------------------------------------------------

     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT  35

10. FINANCIAL HIGHLIGHTS

The table below shows certain important information for evaluating the Fund's results. On Sept. 10, 2004, the Fund acquired the assets of IDS Life Variable Annuity Fund A (Fund A) and IDS Life Variable Annuity Fund B (Fund B), which were segregated asset accounts. For accounting and financial statement purposes, Fund B is the accounting survivor. Information since Sept. 10, 2004 relates to RiverSource Variable Portfolio - Core Equity Fund. The information prior to Sept. 10, 2004 relates to Fund B and is derived from its financial statements.

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended
DEC. 31,                2007           2006           2005         2004(B)         2004(C)         2004(D)           2003
Net asset value,
 beginning of period  $10.97         $11.14         $10.64         $10.00          $10.14          $10.14           $7.96
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                  .19            .17            .16            .05             .01             .06             .01
Net gains (losses)
 (both realized and
 unrealized)             .15           1.41            .53            .64            (.15)            .49            2.17
-------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations              .34           1.58            .69            .69            (.14)            .55            2.18
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income      (.17)          (.17)          (.16)          (.05)             --            (.05)             --
Distributions from
 realized gains         (.84)         (1.58)          (.03)            --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions    (1.01)         (1.75)          (.19)          (.05)             --            (.05)             --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end
 of period            $10.30         $10.97         $11.14         $10.64          $10.00          $10.64          $10.14
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of
 period (in millions)   $365           $432           $466           $529            $296            $529            $337
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior
 to expense waiver/
 reimbursement(e),(f)    .48%           .45%           .45%           .40%           1.40%            .99%           1.40%
-------------------------------------------------------------------------------------------------------------------------
Net expenses after
 expense waiver/
 reimbursement(e),(f)    .40%(g),(h)    .40%(g),(h)    .40%(g),(h)    .40%(i)        1.40%(i)         .99%           1.40%
-------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                 1.68%          1.63%          1.48%          1.73%(i)         .11%(i)         .79%            .08%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate                     65%            73%           121%            45%             77%            135%            104%
-------------------------------------------------------------------------------------------------------------------------
Total return(e)         3.32%(j)      15.79%(j)       6.57%(j)       6.95%(j),(k)   (1.38%)(k)       5.42%          27.45%
-------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.
(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

--------------------------------------------------------------------------------

 36 RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT

(c)  For the period from Jan. 1, 2004 to Sept. 10, 2004.
(d)  For the period from Jan. 1, 2004 to Dec. 31, 2004.
(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings and bank credits on cash balances.
(i)  Adjusted to an annual basis.
(j) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(k)  Not annualized.

--------------------------------------------------------------------------------

     RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT  37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of RiverSource Variable Portfolio -- Core Equity Fund (the Fund) of the RiverSource Variable Portfolio -- Select Series, Inc. as of December 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended and the financial highlights for the year ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the years ended December 31, 2004, 2005 and 2006, were audited by other auditors whose report dated February 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Variable Portfolio -- Core Equity Fund of the RiverSource Variable Portfolio -- Select Series, Inc. at December 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended and the financial highlights for the year ended December 31, 2003, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Minneapolis, Minnesota
February 19, 2008

--------------------------------------------------------------------------------

 38 RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2007 ANNUAL REPORT

The financial statements and report of Independent Registered Public Accounting Firm (KPMG LLP), dated Feb. 20, 2007 for RiverSource Variable Portfolio - Income Series, Inc., RiverSource Variable Portfolio - Investment Series, Inc., RiverSource Variable Portfolio - Managed Series, Inc., RiverSource Variable Portfolio - Managers Series, Inc. and RiverSource Variable Portfolio - Money Market Series, Inc. are incorporated by reference to that filed in RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 on or about April 24, 2007.

The financial statements and report of Independent Registered Public Accounting Firm (KPMG LLP), dated Feb. 20, 2007 for RiverSource Variable Portfolio - Core Equity Fund are incorporated by reference to that filed in RiverSource Variable Portfolio - Select Series, Inc. Post-Effective Amendment No. 4 to Registration Statement No. 333-113780 on or about April 24, 2007.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to Registrant's Registration Statement No. 333-146374 is incorporated by reference.

(a)(2) Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(b) By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to Registrant's Registration Statement No. 333-146374 are incorporated by reference.

(c)      Stock Certificate: Not applicable.

(d)(1) Investment Management Services Agreement, dated Nov. 8, 2008, amended and restated April 10, 2008, between Registrant and RiverSource Investments, LLC filed electronically on or about April 21, 2008 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(2) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(3) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(5) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(6) Subadvisory Agreement between American Express Financial Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed electronically as Exhibit (d)(21) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(7) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Franklin Portfolio Associates LLC filed electronically on or about May 24, 2006 as Exhibit (d)(29) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(8) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(9) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to

         RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(10) Subadvisory Agreement, dated Oct. 17, 2007, between River Road Asset Management, LLC and RiverSource Investments, LLC filed electronically on or about Dec. 14, 2007 as Exhibit (d)(10) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(11) Subadvisory Agreement, dated Sept. 24, 2006, between WEDGE Capital Management L.L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(11) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(12) Subadvisory Agreement, dated Sept. 24, 2006, between Systematic Financial Management, L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(12) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(13) Subadvisory Agreement, dated July 16, 2007, between Denver Investment Advisors LLC and RiverSource Investments, LLC filed electronically on or about Dec. 14, 2007 as Exhibit (d)(13) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(e) Distribution Agreement, dated Nov. 8, 2007, amended and restated April 10, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about April 21, 2008 as Exhibit (e) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Trust Company filed electronically on or about April 2, 2008 as Exhibit (g)(1) to RiverSource Variable Portfolio Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 21, 2008 as Exhibit (h)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(2) Transfer Agency and Servicing Agreement, dated Nov. 8, 2007, amended and restated April 10, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about April 21, 2008 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(3) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the Registrant filed electronically on or about April 21, 2008 as Exhibit (h)(3) to RiverSource Variable Series Trust Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(4) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, a Massachusetts business trust, and between RiverSource Variable Portfolio - Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)(1) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) is filed electronically herewith.

(j)(2) Consent of Independent Registered Public Accounting Firm (KPMG LLP) is filed electronically herewith.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Nov. 8, 2007, amended and restated April 10, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about April 21, 2008 as Exhibit (m) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(n)      Rule 18f - 3(d) Plan: Not Applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, RiverSource Variable Portfolio - Small Cap Advantage Fund's Subadviser Kenwood Capital Management LLC, dated Jan. 2008, and for Registrant's principal underwriter, dated April 2008, are filed electronically herewith as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-146374.

(p)(3) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Fundamental Value and RiverSource Partners Fundamental Value Funds' Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Jan. 2007, filed electronically on or about April 24, 2007 as Exhibit (p)(5) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Franklin Portfolio, dated Feb. 2007, filed electronically on or about April 24, 2007 as Exhibit (p)(6) to RiverSource Variable Portfolio - Managers Series, Inc. Post- Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser River Road Asset Management, LLC, dated July 1, 2007, filed electronically on or about Dec. 14, 2007 as Exhibit (p)(7) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Select Value Fund's and RiverSource Partners Select Value Fund's Subadviser WEDGE Capital Management L.L.P. effective Oct. 1, 2002, revised Nov. 16, 2007 filed electronically on or about Dec. 14, 2007 as Exhibit (p)(8) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(9) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Select Value Fund's and RiverSource Partners Select Value Fund's Subadviser Systematic Financial Management L.P. effective July 1, 2007, filed electronically on or about Dec. 14, 2007 as Exhibit (p)(9) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(10) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Denver Investment Advisors LLC effective Feb. 15, 2007, filed electronically on or about April 21, 2008 as Exhibit (p)(10) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference..

(p)(11) Code of Ethics, dated May 2005, adopted under Rule 17j-1, for Threadneedle Variable Portoflio - Emerging Markets Fund's and Threadneedle Variable Portfolio - International Opportunity Fund's Subadviser, Threadneedle International Ltd., filed electronically on or about Dec. 20, 2005, as Exhibit (p)(3) to AXP International Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-92309 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (q) to Registrant's Registration Statement No. 333-146374 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
Neysa M. Alecu,                   Advisory Capital Partners LLC                    Dissolved           Anti-Money Laundering Officer
Anti-Money Laundering                                                                                  (resigned 5/23/06)
Officer
                                  Advisory Capital Strategies Group Inc.                               Anti-Money Laundering Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 5/1/07)

                                  American Enterprise Investment Services Inc.     70400 AXP           Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 6/13/07)

                                  American Express Insurance Agency of Alabama     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Arizona     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Idaho Inc.  Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Maryland    Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 7/27/07)

                                  American Express Insurance Agency of             Dissolved           Anti-Money Laundering Officer
                                  Massachusetts Inc.                                                   (resigned 8/18/07)

                                  American Express Insurance Agency of Nevada      Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of New         Dissolved           Anti-Money Laundering Officer
                                  Mexico Inc.                                                          (resigned 6/29/07)

                                  American Express Insurance Agency of Oklahoma    Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Texas Inc.  Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 7/29/07)

                                  American Express Insurance Agency of Wyoming     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 7/2/07)

                                  American Partners Life Insurance Company         Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Auto & Home Insurance Agency, Inc.    3500 Packerland     Anti-Money Laundering Officer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Certificate Company                   70100 Ameriprise    Anti-Money Laundering Officer
                                                                                   Financial Center,   (resigned 8/24/07)
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Trust Company                         200 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    Anti-Money Laundering Officer

                                  IDS Capital Holdings Inc.                                            Anti-Money Laundering Officer

                                  IDS Management Corporation                                           Anti-Money Laundering Officer

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company               829 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Patrick Thomas Bannigan,          Ameriprise Trust Company                         200 Ameriprise      Director,
Director and Senior Vice                                                           Financial Center,   Senior Vice President
President - Asset                                                                  Minneapolis, MN
Management, Products and                                                           55474
Marketing
                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Vice President
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Walter S. Berman,                 Advisory Capital Partners LLC                    Dissolved           Treasurer (resigned 5/23/06)
Treasurer
                                  Advisory Capital Strategies Group Inc.                               Treasurer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Treasurer (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Treasurer (resigned 5/1/07)

                                  American Centurion Life Assurance Company        Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Treasurer (resigned 6/13/07)

                                  American Express Financial Advisors, Japan       Dissolved           Vice President and Treasurer
                                  Inc.                                                                 (resigned 2/4/08)

                                  American Express Insurance Agency of Alabama,    Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Arizona,    Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Idaho,      Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Insurance Agency of Maryland,   Dissolved           Treasurer (resigned 7/27/07)
                                  Inc.

                                  American Express Insurance Agency of             Dissolved           Treasurer (resigned 8/18/07)
                                  Massachusetts, Inc.

                                  American Express Insurance Agency of Nevada,     Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of New         Dissolved           Treasurer (resigned 6/29/07)
                                  Mexico, Inc.

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Wyoming,    Dissolved           Treasurer (resigned 7/2/07)
                                  Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Kentucky, Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Maryland, Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Pennsylvania, Inc.

                                  American Partners Life Insurance Company         Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Auto & Home Insurance Agency Inc.     3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Captive Insurance Company                                 Director and Treasurer

                                  Ameriprise Certificate Company                   70100 Ameriprise    Treasurer and Investment
                                                                                   Financial Center,   Committee Member (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Executive Vice President,
                                                                                   Financial Center,   Chief Financial Officer and
                                                                                   Minneapolis, MN     Treasurer
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Director and Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                           Dissolved           Treasurer (resigned 3/15/07)

                                  Boston Equity General Partner LLC                                    Treasurer

                                  IDS Cable Corporation                            Dissolved           Treasurer (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Treasurer (resigned 6/18/07)

                                  IDS Capital Holdings Inc.                                            Treasurer

                                  IDS Management Corporation                                           Treasurer

                                  IDS Partnership Services Corporation             Dissolved           Treasurer (resigned 6/18/07)

                                  IDS Property Casualty Insurance Company          3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  IDS Realty Corporation                           Dissolved           Treasurer (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Treasurer

                                  IDS REO 2, LLC                                                       Treasurer

                                  Investors Syndicate Development Corporation                          Vice President and Treasurer

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Treasurer (resigned 9/30/06)
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource CDO Seed Investments, LLC                                Treasurer

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Distributors Ltd                     Dissolved           Treasurer (resigned)

                                  RiverSource Life Insurance Company of New York   20 Madison          Vice President and Treasurer
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  RiverSource Life Insurance Company               829 Ameriprise      Vice President and Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Tax Advantaged Investments, Inc.                         Treasurer

                                  Securities America Advisors Inc.                 12325 Port Grace    Director
                                                                                   Blvd., Lavista,
                                                                                   NE  68128-8204

                                  Securities America Financial Corporation         7100 W. Center      Director
                                                                                   Rd., Ste. 500,
                                                                                   Omaha, NE
                                                                                   68106-2716

                                  Securities America, Inc.                         12325 Port Grace    Director
                                                                                   Blvd., Lavista,
                                                                                   NE  68128

                                  Threadneedle Asset Management Holdings Ltd.      60 St. Mary Axe,    Director
                                                                                   London EC3A 8JQ

Richard N. Bush,                  Advisory Capital Partners LLC                    Dissolved           Senior Vice President -
Senior Vice President,                                                                                 Corporate Tax
Corporate Tax                                                                                          (resigned 5/23/06)

                                  Advisory Capital Strategies Group Inc.                               Senior Vice President -
                                                                                                       Corporate Tax

                                  Advisory Convertible Arbitrage LLC               Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 5/23/06)

                                  American Centurion Life Assurance Company        Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/13/07)

                                  American Express Financial Advisors Japan,       Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 2/4/08)

                                  American Express Insurance Agency of Alabama,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Insurance Agency of Arizona,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Idaho,      Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Maryland,   Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of             Dissolved           Senior Vice President -
                                  Massachusetts, Inc.                                                  Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Nevada,     Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of New         Dissolved           Senior Vice President -
                                  Mexico, Inc.                                                         Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Wyoming,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 7/2/07)

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Kentucky, Inc.                                             Corporate Tax

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Maryland, Inc.                                             Corporate Tax

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Pennsylvania, Inc.                                         Corporate Tax

                                  American Partners Life Insurance Company         Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Senior Vice President -
                                                                                   Drive               Corporate Tax
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                           Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 9/30/07)

                                  Boston Equity General Partner LLC                                    Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Cable Corporation                            Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/18/07)

                                  IDS Capital Holdings Inc.                                            Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Futures Corporation                          570 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Management Corporation                                           Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Property Casualty Insurance Company          3500 Packerland     Senior Vice President -
                                                                                   Drive               Corporate Tax
                                                                                   De Pere, WI 54115



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  IDS Realty Corporation                           Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS REO 2, LLC                                                       Senior Vice President -
                                                                                                       Corporate Tax

                                  RiverSource Life Insurance Company of New York   20 Madison          Senior Vice President -
                                                                                   Ave. Extension,     Corporate Tax and  Authorized
                                                                                   Albany, NY 12005    Officer - Derivatives Use
                                                                                                       Plan

                                  RiverSource Life Insurance Company               829 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Tax Advantaged Investments, Inc.                         Senior Vice President -
                                                                                                       Corporate Tax

Peter Arthur Gallus,              Advisory Capital Partners LLC                    Dissolved           President, Chief Operating
Senior Vice President, Chief                                                                           Officer and Chief Compliance
Operating Officer and                                                                                  Officer(resigned 5/23/06)
Assistant Treasurer
                                  Advisory Capital Strategies Group Inc.                               Director, President, Chief
                                                                                                       Operating Officer and Chief
                                                                                                       Compliance Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           President, Chief Operating
                                                                                                       Officer and Chief Compliance
                                                                                                       Officer (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           President and Chief Operating
                                                                                                       Officer(resigned 5/1/07)

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Vice President - Investment
                                                                                   Financial Center,   Administration
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President - CAO-AEFA
                                                                                   Financial Center,   Investment Management
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    President, Chief Operating
                                                                                                       Officer and Chief Compliance
                                                                                                       Officer

                                  IDS Capital Holdings Inc.                                            Vice President and Controller

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

Christopher Paul Keating,         Ameriprise Trust Company                         200 Ameriprise      Director, Head of
Head of Institutional Sales,                                                       Financial Center,   Institutional Sales,
Client Service and                                                                 Minneapolis, MN     Client Service and
Consultant Relationships                                                           55474               Consultant Relationships

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

Michelle Marie Keeley,            Ameriprise Bank, FSB                             9393 Ameriprise     Director
Executive Vice President -                                                         Financial Center,
Equity and Fixed Income                                                            Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Executive Vice President -
                                                                                   Financial Center,   Equity and Fixed Income
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Executive Vice President -
                                                                                   Financial Center,   Equity and Fixed Income
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Property Casualty Insurance Company          3500 Packerland     Vice President - Investments
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource CDO Seed Investments, LLC                                Chairperson and President

                                  RiverSource Life Insurance Company               829 Ameriprise      Vice President - Investments
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company of New York   20 Madison          Vice President - Investments
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  American Centurion Life Assurance Company        Dissolved           Vice President - Investments
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Life Insurance Company       Dissolved           Vice President - Investments
                                                                                                       (resigned 12/30/06)

                                  American Partners Life Insurance Company         Dissolved           Vice President - Investments,
                                                                                                       Investment Committee Member
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President - Investments,
                                                                                   Financial Center,   Investment Committee Member
                                                                                   Minneapolis, MN     (resigned 8/24/07)
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Vice President - Investments
                                                                                   Drive               (resigned 9/18/06)
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                                               Vice President - Investments
                                                                                                       (resigned 9/30/2007)

Jennifer Davis Lammers,           Kenwood Capital Management LLC                   333 S. 7th Street,  Chief Compliance Officer
Chief Compliance Officer                                                           Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource Service Corporation                  734 Ameriprise      Chief Compliance Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Brian Joseph McGrane,             Advisory Capital Partners LLC                    Dissolved           Vice President and Chief
Director, Vice President and                                                                           Financial Officer
Chief Financial Officer                                                                                (resigned 5/23/06)

                                  Advisory Capital Strategies Group Inc.                               Vice President and Chief
                                                                                                       Financial Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Vice President and Chief
                                                                                                       Financial Officer
                                                                                                       (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Vice President and Chief
                                                                                                       Financial Officer
                                                                                                       (resigned 5/1/07)

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Senior Vice President and
                                                                                   Financial Center,   Lead Financial Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President and Lead
                                                                                   Financial Center,   Financial Officer - Finance
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Trust Company                         200 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    Vice President and Chief
                                                                                                       Financial Officer

                                  RiverSource CDO Seed Investments, LLC                                Board Member

                                  RiverSource Life Insurance Company               829 Ameriprise      Director, Executive Vice
                                                                                   Financial Center,   President and Chief Financial
                                                                                   Minneapolis, MN     Officer
                                                                                   55474

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President and Chief
                                                                                   Financial Center,   Financial Officer (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Director, Executive Vice
                                                                                                       President and Chief Financial
                                                                                                       Officer (resigned 12/30/06)

                                  American Partners Life Insurance Company         Dissolved           Director (resigned 12/30/06)

Thomas R. Moore,                  Advisory Capital Strategies Group Inc.                               Secretary
Secretary

                                  American Centurion Life Assurance Company        Dissolved           Secretary (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Secretary (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Secretary (resigned 6/13/07)

                                  American Express Insurance Agency of Alabama,    Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Arizona,    Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Idaho,      Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Maryland,   Dissolved           Secretary (resigned 7/27/07)
                                  Inc.

                                  American Express Insurance Agency of             Dissolved           Secretary (resigned 8/18/07)
                                  Massachusetts, Inc.

                                  American Express Insurance Agency of Nevada,     Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of New         Dissolved           Secretary (resigned 6/29/07)
                                  Mexico, Inc.

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Wyoming,    Dissolved           Secretary (resigned 7/2/07)
                                  Inc.

                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Kentucky, Inc.

                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Maryland, Inc.



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Pennsylvania, Inc.

                                  American Partners Life Insurance Company         Dissolved           Secretary (resigned 12/30/06)

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Captive Insurance Company                                 Assistant Secretary

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Vice President,
                                                                                   Financial Center,   Chief Governance Officer and
                                                                                   Minneapolis, MN     Corporate Secretary
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Secretary
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Trust Company                         200 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  AMEX Assurance Company                           Dissolved           Secretary (resigned 9/30/07)

                                  IDS Cable Corporation                            Dissolved           Secretary (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Secretary (resigned6/18/07)

                                  IDS Capital Holdings Inc.                                            Secretary

                                  IDS Futures Corporation                          570 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Management Corporation                                           Secretary

                                  IDS Property Casualty Insurance Company          3500 Packerland     Secretary
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  IDS Realty Corporation                           Dissolved           Secretary (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Secretary

                                  IDS REO 2, LLC                                                       Secretary

                                  Investors Syndicate Development Corporation                          Secretary

                                  RiverSource CDO Seed Investments, LLC                                Secretary

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company of New York   20 Madison          Secretary
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  RiverSource Life Insurance Company               829 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  RiverSource Tax Advantaged Investments, Inc.                         Secretary

                                  Securities America Financial Corporation         7100 W. Center      Secretary (resigned 11/19/07)
                                                                                   Rd., Ste. 500,
                                                                                   Omaha, NE
                                                                                   68106-2716

Scott Roane Plummer,              Ameriprise Financial, Inc.                       200 Ameriprise      Vice President - Asset
Chief Legal Officer and                                                            Financial Center,   Management Compliance
Assistant Secretary                                                                Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President and Chief
                                                                                   Financial Center,   Counsel - Asset Management
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Chief Counsel
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Vice President, Chief Legal
                                                                                   Financial Center,   Officer and Assistant
                                                                                   Minneapolis, MN     Secretary
                                                                                   55474

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President,
                                                                                   Financial Center,   General Counsel and Secretary
                                                                                   Minneapolis, MN     (resigned 8/24/07)
                                                                                   55474

William Frederick 'Ted' Truscott  Advisory Capital Strategies Group Inc.                               Director
Chairman, Chief Investment
Officer and President             Ameriprise Certificate Company                   70100 Ameriprise    Director, President and Chief
                                                                                   Financial Center,   Executive Officer (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      President - U.S. Asset
                                                                                   Financial Center,   Management, Annuities and
                                                                                   Minneapolis, MN     Chief Investment Officer
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Senior Vice President and
                                                                                   Financial Center,   Chief Investment Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Trust Company                         200 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Capital Holdings Inc.                                            Director and President

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Chairman and Chief Executive
                                                                                   Financial Center,   Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Threadneedle Asset Management Holdings Ltd.      60 St. Mary Axe,    Director
                                                                                   London EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and Principal Business Address*  Positions and Offices with Underwriter  Positions and Offices with Fund
------------------------------------  --------------------------------------  -------------------------------
Neysa M. Alecu                        Anti-Money Laundering Officer           None

Gumer C. Alvero                       Director and Vice President             None

Patrick Thomas Bannigan               Vice President                          President

Timothy V. Bechtold                   Director and Vice President             None

Walter S. Berman                      Treasurer                               None

Paul J. Dolan                         Chief Operating Officer and Chief       None
                                      Administrative Officer

Jeffrey P. Fox                        Chief Financial Officer                 Treasurer

Jeffrey Lee McGregor, Sr.             President                               None

Thomas R. Moore                       Secretary                               None

Scott Roane Plummer                   Chief Counsel                           Vice President, General Counsel and
                                                                              Secretary

Julie A. Ruether                      Chief Compliance Officer                None

William Frederick 'Ted' Truscott      Chairman and Chief Executive Officer    Board Member and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE SERIES TRUST certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota on the 25th day of April, 2008.

RIVERSOURCE VARIABLE SERIES TRUST


By /s/ Patrick T. Bannigan
   ------------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   -------------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of April, 2008.

               Signature                            Capacity
 ----------------------------------------  --------------------------


/s/ Stephen R. Lewis, Jr.*                     Chair of the Board
---------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                             Trustee
----------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                               Trustee
----------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                             Trustee
----------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                             Trustee
----------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                                 Trustee
----------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                               Trustee
----------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*                        Trustee
----------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*                          Trustee
----------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                           Trustee
----------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (q) to Registrant's Registration Statement No. 333-146374, by:


/s/ Scott R. Plummer
----------------------------------------
Scott R. Plummer

    Contents of this Post-Effective Amendment No. 3 to Registration Statement
                                 No. 333-146374

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The combined prospectus for:

RiverSource Partners Variable Portfolio - Fundamental Value Fund
RiverSource Partners Variable Portfolio - Select Value Fund
RiverSource Partners Variable Portfolio - Small Cap Value Fund
RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund RiverSource Variable Portfolio - Growth Fund
RiverSource Variable Portfolio - High Yield Bond Fund
RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - Large Cap Equity Fund
RiverSource Variable Portfolio - Large Cap Value Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund
RiverSource Variable Portfolio - Short Duration U.S. Government Fund RiverSource Variable Portfolio - Small Cap Advantage Fund
Threadneedle Variable Portfolio - Emerging Markets Fund
Threadneedle Variable Portfolio - International Opportunity Fund

The prospectus for RiverSource Variable Portfolio - Core Equity Fund.

Part B.

        Statement of Additional Information.
        Financial Statements.

Part C.

        Other information.

The signatures.

                                  EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)(1)   Consent of Independent Registered Public Accounting Firm (Ernst &
         Young LLP).

(j)(2)   Consent of Independent Registered Public Accounting Firm (KPMG LLP).

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, RiverSource Variable Portfolio - Small Cap Advantage Fund's
         Subadviser Kenwood Capital Management LLC, dated Jan. 2008, and for
         Registrant's principal underwriter, dated April 2008.